SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Communication Services — 5.6%
Alphabet Inc, Cl A *	46,972	$4,144
Alphabet Inc, Cl C *	228,159	20,245
AT&T Inc	158,917	2,926
Comcast Corp, Cl A	142,077	4,968
Fox Corp, Cl A	57,265	1,739
Live Nation Entertainment Inc *	86,592	6,039
Meta Platforms Inc, Cl A *	76,652	9,224
Netflix Inc *	6,922	2,041
Nexstar Media Group Inc, Cl A	7,733	1,354
Paramount Global, Cl B	22,664	383
TEGNA Inc	150,197	3,183
T-Mobile US Inc *	67,629	9,468
Trade Desk Inc/The, Cl A *	47,680	2,137
Verizon Communications Inc	280,734	11,061
Walt Disney Co/The *	149,447	12,984
Warner Bros Discovery Inc *	56,488	535

		92,431
Consumer Discretionary — 9.9%
Advance Auto Parts Inc	11,327	1,665
Alibaba Group Holding Ltd ADR *	10,126	892
Amazon.com Inc, Cl A *	282,471	23,728
Autoliv Inc	12,805	981
AutoZone Inc *	969	2,390
Best Buy Co Inc	63,975	5,131
BorgWarner Inc	159,883	6,435
Capri Holdings Ltd *	66,333	3,802
Carnival Corp *	75,978	612
Dick's Sporting Goods Inc	36,476	4,388
Dillard's Inc, Cl A	7,630	2,466
Dollar General Corp	41,094	10,119
DR Horton Inc	43,190	3,850
eBay Inc	56,727	2,353
Farfetch Ltd, Cl A *	67,468	319
Foot Locker Inc, Cl A	23,394	884
Ford Motor Co	105,794	1,230
General Motors Co	167,255	5,626
Harley-Davidson Inc, Cl A	49,267	2,050
Kohl's Corp	24,781	626
Lennar Corp, Cl A	12,211	1,105
Lithia Motors Inc, Cl A	10,129	2,074
Lowe's Cos Inc	60,013	11,957
Magna International Inc, Cl A	47,105	2,646
MercadoLibre Inc *	2,769	2,343
MGM Resorts International	188,891	6,334
NIKE Inc, Cl B	89,182	10,435
O'Reilly Automotive Inc *	1,790	1,511
PulteGroup Inc	167,906	7,645
Ross Stores Inc	101,920	11,830
Royal Caribbean Cruises Ltd *	5,535	274
Starbucks Corp	76,846	7,623

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Target Corp, Cl A	45,317	$6,754
Tesla Inc *	34,686	4,273
Thor Industries Inc	11,700	883
Toll Brothers Inc	48,368	2,415
Vail Resorts Inc	3,358	800
Whirlpool Corp	27,260	3,856
Williams-Sonoma Inc	9,127	1,049

		165,354
Consumer Staples — 7.1%
Altria Group Inc	46,068	2,106
Archer-Daniels-Midland Co	20,067	1,863
Coca-Cola Co/The	146,094	9,293
Coca-Cola Europacific Partners PLC	89,238	4,937
Colgate-Palmolive Co	140,514	11,071
Conagra Brands Inc	265,977	10,293
Costco Wholesale Corp	3,582	1,635
Haleon PLC ADR *	219,044	1,752
Hershey Co/The	1,388	321
Ingredion Inc	74,995	7,344
J M Smucker Co/The	58,785	9,315
Kraft Heinz Co/The	12,498	509
Kroger Co/The	268,628	11,976
Molson Coors Beverage Co, Cl B	30,456	1,569
Mondelez International Inc, Cl A	47,375	3,158
PepsiCo Inc	63,397	11,453
Philip Morris International Inc	106,185	10,747
Sysco Corp, Cl A	145,077	11,091
Tyson Foods Inc, Cl A	105,363	6,559
Walgreens Boots Alliance Inc	38,987	1,457

		118,449
Energy — 5.0%
Antero Resources Corp *	36,353	1,127
Baker Hughes Co, Cl A	209,475	6,186
BP PLC ADR	131,377	4,589
Canadian Natural Resources Ltd	96,107	5,337
Chevron Corp	83,769	15,036
ConocoPhillips	81,177	9,579
Devon Energy Corp	84,202	5,179
EOG Resources Inc	72,995	9,454
Exxon Mobil Corp	16,215	1,788
HF Sinclair Corp	47,867	2,484
Marathon Oil Corp	12,387	335
Marathon Petroleum Corp	66,384	7,726
Phillips 66	44,348	4,616
Schlumberger Ltd, Cl A	18,833	1,007
Shell PLC ADR	30,942	1,762
Valero Energy Corp	52,042	6,602

		82,807
Financials — 13.8%
Aflac Inc	81,002	5,827

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allstate Corp/The	21,940	$2,975
American Financial Group Inc/OH	10,346	1,420
Ameriprise Financial Inc	20,868	6,498
Bank of America Corp	352,715	11,682
Bank of New York Mellon Corp/The	19,244	876
Berkshire Hathaway Inc, Cl B *	66,437	20,522
Capital One Financial Corp	28,722	2,670
Charles Schwab Corp/The	213,754	17,797
Citigroup Inc	178,158	8,058
Citizens Financial Group Inc	9,142	360
Discover Financial Services	32,032	3,134
Everest Re Group Ltd	1,843	610
Fifth Third Bancorp	123,682	4,058
First American Financial Corp	14,531	760
First Republic Bank/CA	85,489	10,420
Goldman Sachs Group Inc/The	996	342
Hartford Financial Services Group Inc/The	70,421	5,340
JPMorgan Chase & Co	80,976	10,859
KeyCorp	107,415	1,871
Markel Corp *	13,030	17,167
Marsh & McLennan Cos Inc	57,085	9,446
Moody's Corp	38,887	10,835
Morgan Stanley	38,058	3,236
New York Community Bancorp Inc	123,504	1,062
Progressive Corp/The	57,358	7,440
Radian Group Inc	16,498	315
Regions Financial Corp	212,723	4,586
Reinsurance Group of America Inc, Cl A	17,568	2,496
S&P Global Inc	20,519	6,873
Signature Bank/New York NY, Cl B	12,417	1,431
Starwood Property Trust Inc ‡	32,387	594
State Street Corp	99,816	7,743
Synchrony Financial	101,634	3,340
US Bancorp	290,296	12,660
Voya Financial Inc	59,127	3,636
Wells Fargo & Co	115,137	4,754
Willis Towers Watson PLC	48,312	11,816
Zions Bancorp NA	71,519	3,516

		229,025
Health Care — 16.8%
AbbVie Inc	59,751	9,656
Acadia Healthcare Co Inc, Cl A *	46,772	3,850
AmerisourceBergen Corp, Cl A	70,298	11,649
Amgen Inc, Cl A	55,935	14,691
AstraZeneca PLC ADR	85,913	5,825
Baxter International Inc	136,426	6,954
Biogen Inc *	8,612	2,385
Bristol-Myers Squibb Co	155,447	11,184
Cardinal Health Inc	15,457	1,188
Cigna Corp	1,877	622
Cooper Cos Inc/The, Cl A	12,410	4,104

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CVS Health Corp	187,434	$17,467
Danaher Corp, Cl A	43,061	11,429
DaVita Inc *	4,103	306
DENTSPLY SIRONA Inc	9,719	310
Eli Lilly & Co	14,356	5,252
Gilead Sciences Inc	63,484	5,450
GSK PLC ADR	30,666	1,078
Horizon Therapeutics Plc *	43,342	4,932
Humana Inc	10,070	5,158
Jazz Pharmaceuticals PLC *	28,906	4,605
Johnson & Johnson	149,927	26,485
McKesson Corp	37,517	14,073
Medtronic PLC	79,267	6,161
Merck & Co Inc	91,347	10,135
Mettler-Toledo International Inc *	10,733	15,514
Natera Inc *	132,394	5,318
Organon & Co	15,833	442
Perrigo Co PLC	72,728	2,479
Pfizer Inc	237,127	12,150
Prometheus Biosciences Inc *	11,687	1,286
Reata Pharmaceuticals Inc, Cl A *	30,707	1,167
Syneos Health Inc, Cl A *	26,119	958
Teleflex Inc	22,986	5,738
Thermo Fisher Scientific Inc	13,456	7,410
TransMedics Group Inc *	29,151	1,799
UnitedHealth Group Inc	44,382	23,531
Vertex Pharmaceuticals Inc *	21,049	6,079
Viatris Inc, Cl W *	56,822	632
Zimmer Biomet Holdings Inc	62,960	8,027

		277,479
Industrials — 10.0%
AerCap Holdings NV *	62,810	3,663
AGCO Corp	28,514	3,955
Alaska Air Group Inc *	80,294	3,448
Allison Transmission Holdings Inc	37,699	1,568
American Airlines Group Inc *	147,592	1,877
AMETEK Inc	42,093	5,881
Cummins Inc	27,223	6,596
Delta Air Lines Inc, Cl A *	64,342	2,114
Eaton Corp PLC	36,869	5,787
Emerson Electric Co	16,230	1,559
FedEx Corp	33,861	5,865
Fortive Corp	171,178	10,998
GXO Logistics Inc *	171,008	7,300
Honeywell International Inc	79,854	17,113
Huntington Ingalls Industries Inc, Cl A	10,975	2,532
IDEX Corp	18,824	4,298
Jacobs Solutions Inc	28,438	3,415
Knight-Swift Transportation Holdings Inc, Cl A	12,688	665
L3Harris Technologies Inc	8,172	1,702

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lockheed Martin Corp	7,508	$3,653
ManpowerGroup Inc	29,203	2,430
Norfolk Southern Corp	6,491	1,600
Northrop Grumman Corp	2,095	1,143
Owens Corning	34,317	2,927
Parker-Hannifin Corp, Cl A	25,172	7,325
Ryder System Inc	14,973	1,251
Snap-on Inc	8,649	1,976
Textron Inc	56,360	3,990
Timken Co/The	69,809	4,933
TransDigm Group Inc *	27,627	17,395
Uber Technologies Inc *	83,796	2,072
United Airlines Holdings Inc *	23,047	869
United Parcel Service Inc, Cl B	54,473	9,470
Westinghouse Air Brake Technologies Corp	9,477	946
WW Grainger Inc	23,990	13,344

		165,660
Information Technology — 21.3%
Adobe Inc *	45,772	15,404
Advanced Micro Devices Inc *	92,604	5,998
Amdocs Ltd	51,821	4,711
Amkor Technology Inc	51,908	1,245
Amphenol Corp, Cl A	108,662	8,273
Apple Inc	337,558	43,859
Applied Materials Inc	49,270	4,798
Arrow Electronics Inc, Cl A *	14,925	1,561
Automatic Data Processing Inc	1,360	325
Broadcom Inc	593	332
Cadence Design Systems Inc *	17,078	2,743
Cisco Systems Inc	151,519	7,219
Datadog Inc, Cl A *	69,015	5,073
Dell Technologies Inc, Cl C	24,102	969
DXC Technology Co *	70,284	1,863
First Solar Inc *	24,657	3,693
Global Payments Inc	148,513	14,750
Hewlett Packard Enterprise Co	249,894	3,988
HP Inc	173,068	4,650
Intel Corp	118,591	3,134
International Business Machines Corp	24,273	3,420
Intuit Inc	45,838	17,841
Jabil Inc	68,671	4,683
Marvell Technology Inc	131,675	4,877
Microchip Technology Inc	299,789	21,060
Micron Technology Inc	45,152	2,257
Microsoft Corp	225,644	54,114
Motorola Solutions Inc	23,607	6,084
NVIDIA Corp	39,931	5,835
Oracle Corp, Cl B	64,030	5,234
Palo Alto Networks Inc *	37,344	5,211
Paychex Inc	13,684	1,581
PayPal Holdings Inc *	41,194	2,934

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qorvo Inc *	8,524	$773
QUALCOMM Inc	72,759	7,999
Roper Technologies Inc	21,778	9,410
Salesforce Inc *	56,006	7,426
SAP SE ADR	85,766	8,850
Seagate Technology Holdings PLC	44,700	2,352
Snowflake Inc, Cl A *	10,940	1,570
SolarEdge Technologies Inc *	10,209	2,892
Teradyne Inc	53,338	4,659
Visa Inc, Cl A	110,461	22,949
Vishay Intertechnology Inc	115,899	2,500
VMware Inc, Cl A *	16,249	1,995
Vontier Corp	352,361	6,811
Xerox Holdings Corp	58,641	856
Zebra Technologies Corp, Cl A *	7,469	1,915

		352,676
Materials — 4.2%
Air Products and Chemicals Inc	48,544	14,964
Berry Global Group Inc	31,426	1,899
Celanese Corp, Cl A	33,158	3,390
Crown Holdings Inc	66,973	5,506
DuPont de Nemours Inc	38,689	2,655
Eastman Chemical Co	73,135	5,956
Freeport-McMoRan Inc, Cl B	52,389	1,991
Huntsman Corp	180,232	4,953
International Flavors & Fragrances Inc	13,914	1,459
International Paper Co	39,192	1,357
Linde PLC	27,030	8,816
Louisiana-Pacific Corp	24,368	1,443
LyondellBasell Industries NV, Cl A	3,410	283
Mosaic Co/The	15,728	690
Newmont Corp	48,882	2,307
O-I Glass Inc, Cl I *	23,882	396
Packaging Corp of America	4,398	562
Reliance Steel & Aluminum Co	8,194	1,659
Sherwin-Williams Co/The, Cl A	5,717	1,357
Steel Dynamics Inc	9,490	927
Sylvamo Corp	17,925	871
Vulcan Materials Co	40,048	7,013
Westrock Co	8,670	305

		70,759
Real Estate — 2.7%
American Homes 4 Rent, Cl A ‡	254,955	7,684
American Tower Corp, Cl A ‡	55,725	11,806
Crown Castle Inc ‡	70,972	9,627
Extra Space Storage Inc ‡	39,044	5,747
Howard Hughes Corp/The *‡	35,813	2,737
Iron Mountain Inc ‡	24,500	1,221
Omega Healthcare Investors Inc ‡	57,992	1,621
Prologis Inc ‡	19,649	2,215
Sabra Health Care Inc ‡	73,150	909

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Service Properties Trust ‡	184,830	$1,347

		44,914
Utilities — 2.4%
CMS Energy Corp	50,162	3,177
Edison International	104,559	6,652
FirstEnergy Corp	180,214	7,558
NextEra Energy Inc	61,422	5,135
NRG Energy Inc	60,226	1,916
PPL Corp	319,532	9,337
UGI Corp	103,502	3,837
Vistra Corp	114,510	2,656

		40,268

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $1,159,918) ($ Thousands)		$1,639,822

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	8,139,809	8,140

Total Cash Equivalent
(Cost $8,140) ($ Thousands)		8,140

Total Investments in Securities — 99.3%
(Cost $1,168,058) ($ Thousands)		$1,647,962

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	69	Mar-2023	$13,376	$13,320	$(56)
S&P Mid Cap 400 Index E-MINI	6	Mar-2023	1,470	1,466	(4)
			$14,846	$14,786	$(60)

	Percentages are based on Net Assets of $1,659,715 ($ Thousands).	†	Investment in Affiliated Security.
*	Non-income producing security.	‡	Real Estate Investment Trust.
**	The rate reported is the 7-day effective yield as of December 31, 2022.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$1,266	$4,271	$(5,527)	$(4)	$(6)	$—	$1	$—
SEI Daily Income Trust, Government Fund, Cl F	15,252	73,242	(80,354)	—	—	8,140	152	—
Totals	$16,518	$77,513	$(85,881)	$(4)	$(6)	$8,140	$153	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 6.7%
AT&T Inc	1,130,444	$20,811
BCE Inc	272,263	11,966
Comcast Corp, Cl A	436,657	15,270
Fox Corp, Cl A	114,572	3,480
Meta Platforms Inc, Cl A *	94,082	11,322
Nexstar Media Group Inc, Cl A	7,601	1,330
Omnicom Group Inc	3,708	302
Paramount Global, Cl B	76,913	1,298
TEGNA Inc	131,658	2,790
T-Mobile US Inc *	49,749	6,965
Verizon Communications Inc	174,796	6,887
Walt Disney Co/The *	70,190	6,098
Warner Bros Discovery Inc *	155,468	1,474

		89,993
Consumer Discretionary — 7.4%
Autoliv Inc	22,443	1,719
Best Buy Co Inc	56,534	4,535
Bloomin' Brands Inc	18,273	368
BorgWarner Inc	26,597	1,071
Carnival Corp *	171,400	1,381
Dick's Sporting Goods Inc	18,515	2,227
Dillard's Inc, Cl A	8,166	2,639
DR Horton Inc	32,509	2,898
eBay Inc	41,518	1,722
Foot Locker Inc, Cl A	44,858	1,695
Ford Motor Co	185,547	2,158
General Motors Co	241,473	8,123
Genuine Parts Co	111,491	19,345
Goodyear Tire & Rubber Co/The *	238,828	2,424
Harley-Davidson Inc, Cl A	31,143	1,296
Kohl's Corp	41,773	1,055
Lennar Corp, Cl A	10,600	959
Lithia Motors Inc, Cl A	9,683	1,982
Lowe's Cos Inc	41,462	8,261
Magna International Inc, Cl A	27,465	1,543
PulteGroup Inc	181,391	8,259
Royal Caribbean Cruises Ltd *	26,836	1,326
Target Corp, Cl A	97,910	14,592
Thor Industries Inc	20,376	1,538
Whirlpool Corp	24,849	3,515
Williams-Sonoma Inc	24,423	2,807

		99,438
Consumer Staples — 7.8%
Altria Group Inc	207,317	9,477
Archer-Daniels-Midland Co	6,119	568
Conagra Brands Inc	146,906	5,685
Diageo PLC ADR	37,752	6,727
Haleon PLC ADR *	281,752	2,254
Ingredion Inc	82,931	8,121

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
J M Smucker Co/The	17,549	$2,781
Kimberly-Clark Corp	77,089	10,465
Kraft Heinz Co/The	56,221	2,289
Kroger Co/The	285,342	12,720
Molson Coors Beverage Co, Cl B	104,071	5,362
Philip Morris International Inc	156,341	15,823
Tyson Foods Inc, Cl A	147,143	9,160
Unilever PLC ADR	172,247	8,673
Walgreens Boots Alliance Inc	146,771	5,483

		105,588
Energy — 8.1%
APA Corp	18,427	860
BP PLC ADR	126,293	4,411
Canadian Natural Resources Ltd	61,012	3,388
Chevron Corp	150,003	26,924
ConocoPhillips	189,139	22,318
Devon Energy Corp	52,632	3,238
Exxon Mobil Corp	273,934	30,215
HF Sinclair Corp	30,151	1,565
Marathon Petroleum Corp	79,232	9,222
Phillips 66	15,015	1,563
Shell PLC ADR	61,589	3,507
Valero Energy Corp	24,250	3,076

		110,287
Financials — 19.0%
Aflac Inc	86,434	6,218
Allstate Corp/The	29,649	4,020
Ally Financial Inc	31,400	768
American Financial Group Inc/OH	20,349	2,793
Ameriprise Financial Inc	23,214	7,228
Annaly Capital Management Inc ‡	66,321	1,398
Bank of America Corp	623,733	20,658
Bank of New York Mellon Corp/The	191,211	8,704
Berkshire Hathaway Inc, Cl B *	39,144	12,092
Capital One Financial Corp	28,002	2,603
Charles Schwab Corp/The	41,132	3,425
Chubb Ltd	85,357	18,830
Citigroup Inc	538,848	24,372
Citizens Financial Group Inc	104,794	4,126
Discover Financial Services	35,862	3,508
Fifth Third Bancorp	113,014	3,708
First American Financial Corp	19,225	1,006
Goldman Sachs Group Inc/The	6,327	2,173
Hartford Financial Services Group Inc/The	40,505	3,071
JPMorgan Chase & Co	171,797	23,038
KeyCorp	125,944	2,194
Lincoln National Corp	55,009	1,690
MetLife Inc	85,353	6,177
Morgan Stanley	228,481	19,425
New York Community Bancorp Inc	391,751	3,369
Principal Financial Group Inc, Cl A	9,662	811

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prudential Financial Inc	22,278	$2,216
Radian Group Inc	51,479	982
Regions Financial Corp	201,984	4,355
Reinsurance Group of America Inc, Cl A	21,858	3,106
State Street Corp	47,517	3,686
Synchrony Financial	153,808	5,054
T Rowe Price Group Inc	6,194	675
Travelers Cos Inc/The	48,773	9,144
Truist Financial Corp	211,571	9,104
Unum Group	55,915	2,294
Voya Financial Inc	94,607	5,817
Wells Fargo & Co	377,180	15,574
Willis Towers Watson PLC	16,379	4,006
Zions Bancorp NA	79,407	3,904

		257,322
Health Care — 16.7%
AbbVie Inc	22,361	3,614
Amgen Inc, Cl A	23,054	6,055
AstraZeneca PLC ADR	54,158	3,672
Baxter International Inc	27,948	1,424
Biogen Inc *	10,497	2,907
Bristol-Myers Squibb Co	183,512	13,204
Cardinal Health Inc	41,264	3,172
Cigna Corp	22,581	7,482
CVS Health Corp	185,795	17,314
DaVita Inc *	25,118	1,876
DENTSPLY SIRONA Inc	115,297	3,671
Gilead Sciences Inc	114,091	9,795
GSK PLC ADR	73,244	2,574
HCA Healthcare Inc	16,836	4,040
Hologic Inc *	14,996	1,122
Horizon Therapeutics Plc *	42,242	4,807
Jazz Pharmaceuticals PLC *	41,808	6,660
Johnson & Johnson	143,512	25,351
McKesson Corp	28,817	10,810
Medtronic PLC	177,966	13,832
Merck & Co Inc	277,054	30,739
Novartis AG ADR	103,013	9,345
Pfizer Inc	715,823	36,679
Syneos Health Inc, Cl A *	71,479	2,622
Viatris Inc, Cl W *	291,220	3,241

		226,008
Industrials — 11.0%
3M Co	61,376	7,360
AerCap Holdings NV *	77,499	4,520
AGCO Corp	31,476	4,365
Alaska Air Group Inc *	72,619	3,118
Allison Transmission Holdings Inc	68,559	2,852
Cummins Inc	37,324	9,043
Delta Air Lines Inc, Cl A *	130,072	4,274
Expeditors International of Washington Inc	8,152	847

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FedEx Corp	39,365	$6,818
General Dynamics Corp	61,430	15,241
Huntington Ingalls Industries Inc, Cl A	15,488	3,573
Johnson Controls International plc	269,752	17,264
Lockheed Martin Corp	5,828	2,835
ManpowerGroup Inc	42,383	3,527
Northrop Grumman Corp	5,266	2,873
Owens Corning	25,116	2,142
PACCAR Inc	17,012	1,684
Raytheon Technologies Corp	195,349	19,715
Ryder System Inc	28,822	2,409
Siemens AG ADR	135,812	9,343
Snap-on Inc	18,096	4,135
Textron Inc	56,910	4,029
Timken Co/The	50,058	3,538
United Airlines Holdings Inc *	38,423	1,449
United Parcel Service Inc, Cl B	68,760	11,953

		148,907
Information Technology — 8.8%
Amdocs Ltd	68,616	6,237
Amkor Technology Inc	108,102	2,592
Applied Materials Inc	39,864	3,882
Arrow Electronics Inc, Cl A *	43,920	4,593
Broadcom Inc	22,984	12,851
Cisco Systems Inc	349,960	16,672
Cognizant Technology Solutions Corp, Cl A	16,911	967
Dell Technologies Inc, Cl C	40,811	1,641
DXC Technology Co *	71,616	1,898
Global Payments Inc	34,526	3,429
Hewlett Packard Enterprise Co	292,631	4,670
HP Inc	326,068	8,761
Intel Corp	565,851	14,955
International Business Machines Corp	26,606	3,749
Jabil Inc	72,955	4,976
Micron Technology Inc	67,160	3,357
Microsoft Corp	35,937	8,618
Oracle Corp, Cl B	36,299	2,967
Seagate Technology Holdings PLC	47,512	2,500
Teradyne Inc	60,533	5,288
Vontier Corp	190,609	3,685
Xerox Holdings Corp	50,701	740

		119,028
Materials — 5.1%
Berry Global Group Inc	26,280	1,588
Celanese Corp, Cl A	36,390	3,720
Crown Holdings Inc	50,076	4,117
Dow Inc	306,089	15,424
DuPont de Nemours Inc	50,372	3,457
Eastman Chemical Co	61,502	5,009
Huntsman Corp	202,556	5,566
International Paper Co	111,708	3,868

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Louisiana-Pacific Corp	56,701	$3,357
LyondellBasell Industries NV, Cl A	39,065	3,244
Mosaic Co/The	39,382	1,728
Newmont Corp	65,956	3,113
O-I Glass Inc, Cl I *	82,301	1,364
Reliance Steel & Aluminum Co	32,299	6,539
Steel Dynamics Inc	48,750	4,763
Sylvamo Corp	10,155	493
Westrock Co	60,481	2,126

		69,476
Real Estate — 3.0%
Boston Properties Inc ‡	87,252	5,896
Healthpeak Properties Inc ‡	430,340	10,789
Howard Hughes Corp/The *‡	41,684	3,185
Iron Mountain Inc ‡	40,352	2,012
Omega Healthcare Investors Inc ‡	80,756	2,257
Sabra Health Care REIT Inc ‡	136,253	1,694
Service Properties Trust ‡	119,570	872
Simon Property Group Inc ‡	18,224	2,141
VICI Properties Inc ‡	337,474	10,934

		39,780
Utilities — 5.1%
Duke Energy Corp	145,213	14,955
Edison International	110,674	7,041
FirstEnergy Corp	149,566	6,273
NextEra Energy Inc	232,462	19,434

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NRG Energy Inc	134,759	$4,288
PPL Corp	88,237	2,578
UGI Corp	262,750	9,740
Vistra Corp	214,260	4,971

		69,280
Total Common Stock
(Cost $979,425) ($ Thousands)		1,335,107

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.240% **†(A)	2,772	3

Total Affiliated Partnership
(Cost $3) ($ Thousands)		3

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	14,817,689	14,818

Total Cash Equivalent
(Cost $14,818) ($ Thousands)		14,818

Total Investments in Securities — 99.8%
(Cost $994,246) ($ Thousands)		$1,349,928

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	33	Mar-2023	$6,408	$6,371	$(37)
S&P Mid Cap 400 Index E-MINI	16	Mar-2023	3,921	3,908	(13)
			$10,329	$10,279	$(50)

	Percentages are based on Net Assets of $1,352,316 ($ Thousands).	‡	Real Estate Investment Trust.
*	Non-income producing security.	(A)	This security was purchased with cash collateral held from securities on loan.
**	The rate reported is the 7-day effective yield as of December 31, 2022.		The total market value of such securities as of December 31, 2022 was $3
†	Investment in Affiliated Security.		($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$15,770	$20,622	$(36,391)	$—	$2	$3	$31	$2
SEI Daily Income Trust, Government Fund, Cl F	16,000	77,712	(78,894)	—	—	14,818	113	—
Totals	$31,770	$98,334	$(115,285)	$—	$2	$14,821	$144	$2

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.3%

Communication Services — 6.5%
Alphabet Inc, Cl A *	333,626	$29,436
Alphabet Inc, Cl C *	334,496	29,680
Liberty Media Corp-Liberty Formula One, Cl C *	18,042	1,078
Live Nation Entertainment Inc *	141,253	9,851
Meta Platforms Inc, Cl A *	1,711	206
Netflix Inc *	20,597	6,074
Sirius XM Holdings Inc (A)	23,435	137
T-Mobile US Inc *	19,366	2,711
Trade Desk Inc/The, Cl A *	89,812	4,026
World Wrestling Entertainment Inc, Cl A	13,107	898

		84,097
Consumer Discretionary — 13.6%
Alibaba Group Holding Ltd ADR *	30,242	2,664
Amazon.com Inc, Cl A *	612,483	51,448
AutoZone Inc *	10,258	25,298
Booking Holdings Inc *	1	2
Capri Holdings Ltd *	103,070	5,908
eBay Inc	2,250	93
Farfetch, Cl A *	124,742	590
Genuine Parts Co	10,794	1,873
Grand Canyon Education Inc *	1,871	198
H&R Block Inc	13,227	483
Home Depot Inc/The	39,549	12,492
Lowe's Cos Inc	70,462	14,039
Lululemon Athletica Inc *	3,675	1,177
Marriott International Inc/MD, Cl A	52,218	7,775
McDonald's Corp	12,195	3,214
MercadoLibre Inc *	2,815	2,382
MGM Resorts International	293,581	9,844
NIKE Inc, Cl B	38,462	4,500
O'Reilly Automotive Inc *	501	423
Tesla Inc *	111,837	13,776
TJX Cos Inc/The	145,852	11,610
Ulta Beauty Inc *	239	112
Vail Resorts Inc	17,939	4,276
Yum! Brands Inc	1,539	197

		174,374
Consumer Staples — 6.3%
Altria Group Inc	23	1
BJ's Wholesale Club Holdings Inc *	1,343	89
Bunge Ltd	68,297	6,814
Coca-Cola Co/The	3,115	198
Colgate-Palmolive Co	82,910	6,533
Costco Wholesale Corp	33,013	15,070
General Mills Inc	41,653	3,493
Grocery Outlet Holding Corp *	6,005	175
Hershey Co/The	57,979	13,426
Kroger Co/The	84,103	3,749

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lamb Weston Holdings Inc	8,611	$770
PepsiCo Inc	125,368	22,649
Philip Morris International Inc	1,080	109
Procter & Gamble Co/The	52,380	7,939

		81,015
Energy — 2.3%
Antero Resources Corp *	58,575	1,815
Cheniere Energy Inc	3,222	483
Chevron Corp	10,356	1,859
ConocoPhillips	35,268	4,162
EOG Resources Inc	136,396	17,666
Halliburton Co	10,066	396
Schlumberger Ltd, Cl A	51,712	2,765

		29,146
Financials — 5.2%
CME Group Inc, Cl A	42,935	7,220
FactSet Research Systems Inc	24,114	9,675
Moody's Corp	44,675	12,447
MSCI Inc, Cl A	25,072	11,663
S&P Global Inc	29,549	9,897
Signature Bank/New York NY, Cl B	23,602	2,720
Unum Group	84,506	3,467
UWM Holdings Corp	58,651	194
W R Berkley Corp	138,349	10,040

		67,323
Health Care — 14.7%
AbbVie Inc	75,147	12,144
Acadia Healthcare Co Inc, Cl A *	89,367	7,357
Amgen Inc, Cl A	722	190
AstraZeneca PLC ADR	38,224	2,592
Becton Dickinson and Co	18,769	4,773
Biogen Inc *	10,027	2,777
Centene Corp *	46,552	3,818
Danaher Corp, Cl A	67,277	17,857
Eli Lilly & Co	31,366	11,475
Gilead Sciences Inc	25,181	2,162
Humana Inc	17,313	8,867
Incyte Corp *	2,512	202
Johnson & Johnson	74,128	13,095
McKesson Corp	56,111	21,048
Merck & Co Inc	38,050	4,222
Mettler-Toledo International Inc *	3,304	4,776
Natera Inc *	201,543	8,096
Prometheus Biosciences Inc *	8,137	895
Reata Pharmaceuticals Inc, Cl A *	51,571	1,959
Thermo Fisher Scientific Inc	549	302
TransMedics Group Inc *	39,267	2,423
UnitedHealth Group Inc	99,804	52,914
Vertex Pharmaceuticals Inc *	18,383	5,308

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Waters Corp *	291	$100

		189,352
Industrials — 8.1%
AMETEK Inc	31,966	4,466
Carlisle Cos Inc	357	84
Carrier Global Corp	209,480	8,641
Caterpillar Inc, Cl A	3,941	944
Eaton Corp PLC	104,932	16,469
General Dynamics Corp	27,029	6,706
Graco Inc	143,435	9,648
Hubbell Inc, Cl B	421	99
Middleby Corp/The *	51,098	6,842
Otis Worldwide Corp	108,620	8,506
Robert Half International Inc	1,307	97
Tetra Tech Inc	36,505	5,300
TransDigm Group Inc *	22,125	13,931
Uber Technologies Inc *	136,130	3,367
Union Pacific Corp	41,577	8,609
Waste Management Inc	37,738	5,920
Westinghouse Air Brake Technologies Corp	48,052	4,796

		104,425
Information Technology — 38.7%
Adobe Inc *	37,583	12,648
Advanced Micro Devices Inc *	141,747	9,181
Analog Devices Inc	68,618	11,255
Apple Inc	758,153	98,507
Applied Materials Inc	86,204	8,394
Arista Networks Inc *	62,700	7,609
Autodesk Inc, Cl A *	463	86
Automatic Data Processing Inc	13,088	3,126
Broadcom Inc	22,811	12,754
Cadence Design Systems Inc *	26,374	4,237
Cisco Systems Inc	38,126	1,816
Crowdstrike Holdings Inc, Cl A *	1,406	148
Datadog Inc, Cl A *	87,682	6,445
Dolby Laboratories Inc, Cl A	33,074	2,333
Dropbox Inc, Cl A *	4,633	104
Enphase Energy Inc *	35,607	9,434
Fair Isaac Corp *	2,282	1,366
First Solar Inc *	48,536	7,270
Fortinet Inc *	75,531	3,693
Globant SA *	534	90
Intuit Inc	69,108	26,898
Jabil Inc	75,766	5,167
Keysight Technologies Inc *	15,506	2,653
Lattice Semiconductor Corp *	2,697	175
Manhattan Associates Inc *	772	94
Marvell Technology Inc	123,016	4,556
Mastercard Inc, Cl A	73,622	25,601
Microchip Technology Inc	96,558	6,783
Microsoft Corp	559,519	134,184

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Monolithic Power Systems Inc	1,475	$522
NetApp Inc	44,056	2,646
NVIDIA Corp	113,854	16,639
ON Semiconductor Corp *	65,073	4,059
Oracle Corp, Cl B	128,781	10,527
Palo Alto Networks Inc *	87,786	12,250
Paychex Inc	28,220	3,261
Paylocity Holding Corp *	3,022	587
PayPal Holdings Inc *	45,001	3,205
Pure Storage Inc, Cl A *	94,317	2,524
QUALCOMM Inc	1,776	195
ServiceNow Inc *	16,631	6,457
Snowflake Inc, Cl A *	18,416	2,643
SolarEdge Technologies Inc *	8,118	2,300
Teradata Corp *	5,924	199
Teradyne Inc	210	18
Texas Instruments Inc	1,148	190
Ubiquiti Inc	4,350	1,190
Visa Inc, Cl A	109,215	22,690

		498,709
Materials — 2.6%
CF Industries Holdings Inc	11,165	951
Chemours Co/The	2,768	85
Linde PLC	42,120	13,739
Sherwin-Williams Co/The, Cl A	46,195	10,963
Steel Dynamics Inc	79,149	7,733

		33,471
Real Estate — 0.5%
Crown Castle Inc ‡	43,102	5,846

Utilities — 0.8%
National Fuel Gas Co	51,842	3,282
NextEra Energy Inc	79,502	6,646

		9,928
Total Common Stock
(Cost $770,681) ($ Thousands)		1,277,686

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.240% **†(B)	137,575	137

Total Affiliated Partnership
(Cost $138) ($ Thousands)		137

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	9,293,184	$9,293

Total Cash Equivalent
(Cost $9,293) ($ Thousands)		9,293

Total Investments in Securities — 100.0%
(Cost $780,112) ($ Thousands)		$1,287,116

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	6	Mar-2023	$527	$531	$4
S&P 500 Index E-MINI	30	Mar-2023	5,811	5,792	(19)
			$6,338	$6,323	$(15)

Percentages are based on Net Assets of $1,287,618 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $137 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $137 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$45	$575	$(483)	$ —	$—	$137	$6	$—
SEI Daily Income Trust, Government Fund, Cl F	13,898	54,317	(58,922)	—	—	9,293	84	—
Totals	$13,943	$54,892	$(59,405)	$—	$—	$9,430	$90	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for Abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.1%

Communication Services — 7.0%
Activision Blizzard Inc	21,081	$1,614
Alphabet Inc, Cl A *	163,081	14,389
Alphabet Inc, Cl C *	144,572	12,828
Altice USA Inc, Cl A *	5,800	27
AMC Entertainment Holdings Inc, Cl A (A)	13,800	56
AT&T Inc	194,001	3,571
Cable One Inc	138	98
Charter Communications Inc, Cl A *	2,872	974
Comcast Corp, Cl A	116,176	4,063
DISH Network Corp, Cl A *	6,511	91
Electronic Arts Inc	7,506	917
Fox Corp, Cl A	8,031	244
Fox Corp, Cl B	3,700	105
Frontier Communications Parent Inc *	6,600	168
IAC Inc *	1,998	89
Interpublic Group of Cos Inc/The	10,400	346
Liberty Broadband Corp, Cl A *	500	38
Liberty Broadband Corp, Cl C *	3,258	248
Liberty Media Corp-Liberty Formula One, Cl A *	500	27
Liberty Media Corp-Liberty Formula One, Cl C *	5,400	323
Liberty Media Corp-Liberty SiriusXM *	6,198	243
Live Nation Entertainment Inc *	4,290	299
Lumen Technologies Inc	27,095	141
Madison Square Garden Sports Corp	496	91
Match Group Inc *	7,499	311
Meta Platforms Inc, Cl A *	60,928	7,332
Netflix Inc *	11,877	3,502
New York Times Co/The, Cl A	4,312	140
News Corp, Cl A	10,300	187
News Corp, Cl B	3,200	59
Nexstar Media Group Inc, Cl A	1,000	175
Omnicom Group Inc	5,526	451
Paramount Global, Cl A	219	4
Paramount Global, Cl B	15,453	261
Pinterest Inc, Cl A *	15,576	378
Playtika Holding Corp *	4,600	39
ROBLOX Corp, Cl A *	12,200	347
Roku Inc, Cl A *	3,145	128
Sirius XM Holdings Inc (A)	18,618	109
Spotify Technology SA *	3,760	297
Take-Two Interactive Software Inc, Cl A *	4,404	459
T-Mobile US Inc *	16,114	2,256
Trade Desk Inc/The, Cl A *	11,951	536
TripAdvisor Inc *	2,600	47
Verizon Communications Inc	113,879	4,487
Walt Disney Co/The *	49,344	4,287
Warner Bros Discovery Inc *	64,020	607
World Wrestling Entertainment Inc, Cl A	1,200	82

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZoomInfo Technologies Inc, Cl A *	7,400	$223

		67,694
Consumer Discretionary — 9.8%
ADT Inc	5,828	53
Advance Auto Parts Inc	1,617	238
Airbnb Inc, Cl A *	10,200	872
Amazon.com Inc, Cl A *	240,905	20,236
Aptiv PLC *	7,353	685
Aramark	6,191	256
AutoNation Inc *	994	107
AutoZone Inc *	517	1,275
Bath & Body Works Inc	6,100	257
Best Buy Co Inc	5,380	431
Booking Holdings Inc *	1,039	2,094
BorgWarner Inc	6,200	250
Boyd Gaming Corp	2,100	114
Bright Horizons Family Solutions Inc *	1,500	95
Brunswick Corp/DE	2,000	144
Burlington Stores Inc *	1,753	355
Caesars Entertainment Inc *	5,600	233
Capri Holdings Ltd *	3,500	201
CarMax Inc *	4,300	262
Carnival Corp *	25,927	209
Carter's Inc	1,000	75
Carvana Co, Cl A *(A)	2,868	14
Chipotle Mexican Grill Inc, Cl A *	739	1,025
Choice Hotels International Inc	928	105
Churchill Downs Inc	961	203
Columbia Sportswear Co	1,000	88
Darden Restaurants Inc	3,299	456
Deckers Outdoor Corp *	701	280
Dick's Sporting Goods Inc	1,392	167
Dollar General Corp	6,145	1,513
Dollar Tree Inc *	5,756	814
Domino's Pizza Inc	960	333
DoorDash Inc, Cl A *	6,664	325
DR Horton Inc	8,538	761
DraftKings Inc, Cl A *	9,700	110
eBay Inc	14,706	610
Etsy Inc *	3,404	408
Expedia Group Inc *	4,024	352
Five Below Inc *	1,483	262
Floor & Decor Holdings Inc, Cl A *	2,800	195
Ford Motor Co	106,885	1,243
GameStop Corp, Cl A *(A)	7,200	133
Gap Inc/The	5,300	60
Garmin Ltd	4,157	384
General Motors Co	38,449	1,293
Gentex Corp	6,235	170
Genuine Parts Co	3,776	655
Grand Canyon Education Inc *	800	84

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&R Block Inc	4,200	$153
Hanesbrands Inc	9,000	57
Harley-Davidson Inc, Cl A	3,600	150
Hasbro Inc	3,502	214
Hilton Worldwide Holdings Inc	7,184	908
Home Depot Inc/The	28,046	8,859
Hyatt Hotels Corp, Cl A *	1,294	117
Kohl's Corp	3,325	84
Las Vegas Sands Corp *	8,846	425
Lear Corp	1,594	198
Leggett & Platt Inc	3,600	116
Lennar Corp, Cl A	6,789	614
Lennar Corp, Cl B	450	34
Leslie's Inc *	4,400	54
Lithia Motors Inc, Cl A	730	149
LKQ Corp	6,888	368
Lowe's Cos Inc	16,826	3,352
Lucid Group Inc *(A)	14,200	97
Lululemon Athletica Inc *	2,993	959
Macy's Inc	7,100	147
Marriott International Inc/MD, Cl A	7,155	1,065
Marriott Vacations Worldwide Corp	1,000	135
Mattel Inc *	9,300	166
McDonald's Corp	20,061	5,287
MGM Resorts International	8,753	293
Mister Car Wash Inc *	2,100	19
Mohawk Industries Inc *	1,432	146
Newell Brands Inc, Cl B	10,070	132
NIKE Inc, Cl B	33,244	3,890
Nordstrom Inc	3,000	48
Norwegian Cruise Line Holdings Ltd *	11,363	139
NVR Inc *	75	346
Ollie's Bargain Outlet Holdings Inc *	1,661	78
O'Reilly Automotive Inc *	1,650	1,393
Peloton Interactive Inc, Cl A *	7,927	63
Penn Entertainment Inc *	4,200	125
Penske Automotive Group Inc, Cl A	700	80
Petco Health & Wellness Co Inc, Cl A *	2,300	22
Planet Fitness Inc, Cl A *	2,200	173
Polaris Inc	1,531	155
Pool Corp	1,021	309
PulteGroup Inc	6,100	278
PVH Corp	1,849	130
QuantumScape Corp, Cl A *(A)	6,600	37
Ralph Lauren Corp, Cl A	1,084	115
RH *	553	148
Rivian Automotive Inc, Cl A *	14,200	262
Ross Stores Inc	9,244	1,073
Royal Caribbean Cruises Ltd *	6,023	298
Service Corp International/US	4,100	283
Six Flags Entertainment Corp *	2,100	49
Skechers USA Inc, Cl A *	3,653	153

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Starbucks Corp	31,101	$3,085
Tapestry Inc	6,708	255
Target Corp, Cl A	12,602	1,878
Tempur Sealy International Inc	4,400	151
Tesla Inc *	70,024	8,626
Thor Industries Inc	1,400	106
TJX Cos Inc/The	31,459	2,504
Toll Brothers Inc	2,900	145
TopBuild Corp *	858	134
Tractor Supply Co	3,001	675
Travel + Leisure Co	2,263	82
Ulta Beauty Inc *	1,378	646
Under Armour Inc, Cl A *	4,815	49
Under Armour Inc, Cl C *	5,600	50
Vail Resorts Inc	1,070	255
VF Corp	9,364	259
Victoria's Secret & Co *	2,266	81
Wayfair Inc, Cl A *	2,023	67
Wendy's Co/The	4,600	104
Whirlpool Corp	1,438	203
Williams-Sonoma Inc	1,800	207
Wyndham Hotels & Resorts Inc	2,363	168
Wynn Resorts Ltd *	2,815	232
YETI Holdings Inc *	2,300	95
Yum! Brands Inc	7,609	975

		95,462
Consumer Staples — 6.7%
Albertsons Cos Inc, Cl A	4,300	89
Altria Group Inc	48,550	2,219
Archer-Daniels-Midland Co	14,788	1,373
BJ's Wholesale Club Holdings Inc *	3,600	238
Boston Beer Co Inc/The, Cl A *	240	79
Brown-Forman Corp, Cl A	1,240	82
Brown-Forman Corp, Cl B	4,922	323
Bunge Ltd	3,700	369
Campbell Soup Co	5,200	295
Casey's General Stores Inc	996	224
Church & Dwight Co Inc	6,610	533
Clorox Co/The	3,371	473
Coca-Cola Co/The	105,776	6,728
Colgate-Palmolive Co	22,479	1,771
Conagra Brands Inc	12,749	493
Constellation Brands Inc, Cl A	4,086	947
Costco Wholesale Corp	11,964	5,462
Coty Inc, Cl A *	9,339	80
Darling Ingredients Inc *	4,323	271
Estee Lauder Cos Inc/The, Cl A	6,180	1,533
Flowers Foods Inc	4,900	141
Freshpet Inc *	1,200	63
General Mills Inc	16,161	1,355
Grocery Outlet Holding Corp *	2,300	67

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hershey Co/The	3,942	$913
Hormel Foods Corp	7,837	357
Ingredion Inc	1,710	168
J M Smucker Co/The	2,754	436
Kellogg Co	6,885	491
Keurig Dr Pepper Inc	23,285	830
Kimberly-Clark Corp	9,090	1,234
Kraft Heinz Co/The	18,949	772
Kroger Co/The	17,788	793
Lamb Weston Holdings Inc	3,900	349
McCormick & Co Inc/MD	6,782	562
Molson Coors Beverage Co, Cl B	4,695	242
Mondelez International Inc, Cl A	36,946	2,463
Monster Beverage Corp *	9,939	1,009
Olaplex Holdings Inc *	3,500	18
PepsiCo Inc	37,430	6,762
Performance Food Group Co *	4,100	239
Philip Morris International Inc	41,963	4,247
Pilgrim's Pride Corp *	1,300	31
Post Holdings Inc *	1,507	136
Procter & Gamble Co/The	64,030	9,704
Reynolds Consumer Products Inc	1,500	45
Seaboard Corp	6	23
Spectrum Brands Holdings Inc	1,057	64
Sysco Corp, Cl A	13,763	1,052
Tyson Foods Inc, Cl A	7,708	480
US Foods Holding Corp *	5,397	184
Walgreens Boots Alliance Inc	19,441	726
Walmart Inc	38,571	5,469

		65,007
Energy — 5.2%
Antero Midstream Corp	8,900	96
Antero Resources Corp *	7,700	238
APA Corp	8,600	401
Baker Hughes Co, Cl A	25,502	753
Cheniere Energy Inc	6,773	1,016
Chesapeake Energy Corp	3,300	311
Chevron Corp	52,433	9,411
ConocoPhillips	33,804	3,989
Coterra Energy Inc	21,314	524
Devon Energy Corp	17,661	1,086
Diamondback Energy Inc, Cl A	4,729	647
DT Midstream Inc	2,706	150
Enviva Inc	800	42
EOG Resources Inc	15,882	2,057
EQT Corp	10,067	341
Exxon Mobil Corp	111,747	12,326
Halliburton Co	24,345	958
Hess Corp	7,649	1,085
HF Sinclair Corp	3,900	202
Kinder Morgan Inc	53,834	973

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marathon Oil Corp	17,192	$465
Marathon Petroleum Corp	12,712	1,480
New Fortress Energy Inc, Cl A	1,500	64
NOV Inc	10,400	217
Occidental Petroleum Corp	21,523	1,356
ONEOK Inc	12,061	792
Ovintiv Inc	6,700	340
PDC Energy Inc, Cl A	2,500	159
Phillips 66	12,762	1,328
Pioneer Natural Resources Co	6,474	1,479
Range Resources Corp	6,700	168
Schlumberger Ltd, Cl A	38,275	2,046
Southwestern Energy Co *	29,800	174
Targa Resources Corp	6,100	448
Texas Pacific Land Corp	149	349
Valero Energy Corp	10,474	1,329
Williams Cos Inc/The	32,973	1,085

		49,885
Financials — 11.9%
Affiliated Managers Group Inc	1,071	170
Aflac Inc	16,746	1,205
AGNC Investment Corp ‡	15,628	162
Allstate Corp/The	7,180	974
Ally Financial Inc	8,158	199
American Express Co	16,314	2,410
American Financial Group Inc/OH	1,843	253
American International Group Inc	20,103	1,271
Ameriprise Financial Inc	2,836	883
Annaly Capital Management Inc ‡	12,593	265
Aon PLC, Cl A	5,547	1,665
Apollo Global Management Inc	13,147	839
Arch Capital Group Ltd *	9,589	602
Ares Management Corp, Cl A	4,200	287
Arthur J Gallagher & Co	5,605	1,057
Assurant Inc	1,400	175
Assured Guaranty Ltd	1,514	94
Axis Capital Holdings Ltd	2,023	110
Bank of America Corp	190,202	6,300
Bank of Hawaii Corp	1,048	81
Bank of New York Mellon Corp/The	19,885	905
Bank OZK	2,900	116
Berkshire Hathaway Inc, Cl B *	48,920	15,111
BlackRock Inc	4,069	2,883
Blackstone Inc, Cl A	18,999	1,410
Blue Owl Capital Inc, Cl A	10,800	115
BOK Financial Corp	800	83
Brighthouse Financial Inc *	1,900	97
Brown & Brown Inc	6,300	359
Capital One Financial Corp	10,363	963
Carlyle Group Inc/The	5,600	167
Cboe Global Markets Inc	2,900	364

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Charles Schwab Corp/The	41,127	$3,424
Chubb Ltd	11,310	2,495
Cincinnati Financial Corp	4,100	420
Citigroup Inc	52,480	2,374
Citizens Financial Group Inc	13,259	522
CME Group Inc, Cl A	9,733	1,637
CNA Financial Corp	752	32
Coinbase Global Inc, Cl A *(A)	4,400	156
Comerica Inc	3,453	231
Commerce Bancshares Inc/MO	3,024	206
Corebridge Financial	2,200	44
Credit Acceptance Corp, Cl A *	136	65
Cullen/Frost Bankers Inc	1,614	216
Discover Financial Services	7,371	721
East West Bancorp Inc	3,800	250
Equitable Holdings Inc	9,900	284
Erie Indemnity Co, Cl A	656	163
Evercore Inc, Cl A	983	107
Everest Re Group Ltd	1,016	337
Eversource Energy	9,298	780
F&G Annuities & Life Inc	476	10
FactSet Research Systems Inc	985	395
Fidelity National Financial Inc	7,010	264
Fifth Third Bancorp	18,500	607
First American Financial Corp	2,700	141
First Citizens BancShares Inc/NC, Cl A	319	242
First Hawaiian Inc	3,500	91
First Horizon Corp	14,400	353
First Republic Bank/CA	4,973	606
FNB Corp/PA	9,200	120
Franklin Resources Inc	7,700	203
Globe Life Inc	2,401	289
Goldman Sachs Group Inc/The	8,940	3,070
Hanover Insurance Group Inc/The, Cl A	926	125
Hartford Financial Services Group Inc/The	8,559	649
Huntington Bancshares Inc/OH	38,938	549
Interactive Brokers Group Inc, Cl A	2,521	182
Intercontinental Exchange Inc	14,912	1,530
Invesco Ltd	10,062	181
Janus Henderson Group PLC	3,600	85
Jefferies Financial Group Inc	5,400	185
JPMorgan Chase & Co	79,045	10,600
Kemper Corp, Cl A	1,755	86
KeyCorp	25,288	441
KKR & Co Inc	15,500	720
Lazard Ltd, Cl A	2,300	80
Lincoln National Corp	4,477	138
Loews Corp	5,289	309
LPL Financial Holdings Inc	2,192	474
M&T Bank Corp	4,677	678
Markel Corp *	360	474
MarketAxess Holdings Inc	975	272

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marsh & McLennan Cos Inc	13,395	$2,217
MetLife Inc	17,815	1,289
MGIC Investment Corp	8,200	107
Moody's Corp	4,356	1,214
Morgan Stanley	33,362	2,836
Morningstar Inc, Cl A	700	152
MSCI Inc, Cl A	2,087	971
Nasdaq Inc, Cl A	9,300	571
New York Community Bancorp Inc	17,900	154
Northern Trust Corp	5,550	491
Old Republic International Corp	7,500	181
OneMain Holdings Inc, Cl A	3,181	106
PacWest Bancorp	3,000	69
Pinnacle Financial Partners Inc	2,000	147
PNC Financial Services Group Inc/The	10,956	1,730
Popular Inc	1,900	126
Primerica Inc	981	139
Principal Financial Group Inc, Cl A	6,534	548
Progressive Corp/The	15,807	2,050
Prosperity Bancshares Inc	2,300	167
Prudential Financial Inc	9,962	991
Raymond James Financial Inc	5,305	567
Regions Financial Corp	25,412	548
Reinsurance Group of America Inc, Cl A	1,824	259
RenaissanceRe Holdings Ltd	1,175	216
Rithm Capital Corp ‡	11,640	95
Robinhood Markets Inc, Cl A *	14,900	121
Rocket Cos Inc, Cl A	3,700	26
Ryan Specialty Holdings Inc, Cl A *	2,200	91
S&P Global Inc	8,851	2,965
SEI Investments Co †	2,800	163
Signature Bank/New York NY, Cl B	1,706	197
SLM Corp	6,540	109
SoFi Technologies Inc *	21,300	98
Starwood Property Trust Inc ‡	7,600	139
State Street Corp	9,909	769
Stifel Financial Corp	2,700	158
SVB Financial Group, Cl B *	1,591	366
Synchrony Financial	12,168	400
Synovus Financial Corp	3,900	146
T Rowe Price Group Inc	5,971	651
TFS Financial Corp	1,417	20
Tradeweb Markets Inc, Cl A	2,900	188
Travelers Cos Inc/The	6,370	1,194
Truist Financial Corp	36,027	1,550
Umpqua Holdings Corp	5,819	104
Unum Group	5,275	216
Upstart Holdings Inc *(A)	2,000	26
US Bancorp	36,380	1,587
UWM Holdings Corp (A)	2,800	9
Virtu Financial Inc, Cl A	2,800	57
Voya Financial Inc	2,600	160

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
W R Berkley Corp	5,550	$403
Webster Financial Corp	4,568	216
Wells Fargo & Co	102,715	4,241
Western Alliance Bancorp	2,800	167
White Mountains Insurance Group Ltd	79	112
Willis Towers Watson PLC	2,904	710
Wintrust Financial Corp	1,600	135
Zions Bancorp NA	4,000	197

		115,820
Health Care — 15.4%
10X Genomics Inc, Cl A *	2,498	91
Abbott Laboratories	46,433	5,098
AbbVie Inc	47,885	7,739
Acadia Healthcare Co Inc, Cl A *	2,400	198
Agilent Technologies Inc	8,054	1,205
agilon health Inc *	5,070	82
Align Technology Inc *	2,151	454
Alnylam Pharmaceuticals Inc *	3,327	791
Amedisys Inc *	900	75
AmerisourceBergen Corp, Cl A	4,195	695
Amgen Inc, Cl A	14,445	3,794
Avantor Inc *	16,220	342
Azenta Inc *	1,900	111
Baxter International Inc	13,665	696
Becton Dickinson and Co	7,709	1,960
Biogen Inc *	3,859	1,069
BioMarin Pharmaceutical Inc *	4,967	514
Bio-Rad Laboratories Inc, Cl A *	556	234
Bio-Techne Corp	4,196	348
Boston Scientific Corp *	38,638	1,788
Bristol-Myers Squibb Co	57,736	4,154
Bruker Corp	2,900	198
Cardinal Health Inc	7,200	553
Catalent Inc *	4,923	222
Centene Corp *	15,381	1,261
Certara Inc *	3,100	50
Charles River Laboratories International Inc *	1,403	306
Chemed Corp	392	200
Cigna Corp	8,150	2,700
Cooper Cos Inc/The, Cl A	1,368	452
CVS Health Corp	35,508	3,309
Danaher Corp, Cl A	17,534	4,654
DaVita Inc *	1,500	112
Definitive Healthcare Corp, Cl A *	600	7
DENTSPLY SIRONA Inc	5,800	185
Dexcom Inc *	10,472	1,186
Doximity Inc, Cl A *	2,900	97
Edwards Lifesciences Corp, Cl A *	16,747	1,249
Elanco Animal Health Inc *	11,877	145
Elevance Health Inc	6,532	3,351

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eli Lilly & Co	22,816	$8,347
Encompass Health Corp	2,600	155
Enhabit Inc *	1,300	17
Enovis Corp *	1,266	68
Envista Holdings Corp *	4,300	145
Exact Sciences Corp *	4,800	238
Exelixis Inc *	8,200	131
Gilead Sciences Inc	34,044	2,923
Globus Medical Inc, Cl A *	2,100	156
Guardant Health Inc *	2,609	71
HCA Healthcare Inc	5,904	1,417
Henry Schein Inc *	3,647	291
Hologic Inc *	6,700	501
Horizon Therapeutics Plc *	6,000	683
Humana Inc	3,404	1,743
ICU Medical Inc *	519	82
IDEXX Laboratories Inc *	2,255	920
Illumina Inc *	4,228	855
Incyte Corp *	4,943	397
Insulet Corp *	1,919	565
Integra LifeSciences Holdings Corp *	1,900	107
Intuitive Surgical Inc *	9,583	2,543
Ionis Pharmaceuticals Inc *	3,700	140
IQVIA Holdings Inc *	5,005	1,025
Jazz Pharmaceuticals PLC *	1,680	268
Johnson & Johnson	71,347	12,603
Laboratory Corp of America Holdings	2,401	565
Maravai LifeSciences Holdings Inc, Cl A *	3,000	43
Masimo Corp *	1,300	192
McKesson Corp	3,842	1,441
Medtronic PLC	36,203	2,814
Merck & Co Inc	68,572	7,608
Mettler-Toledo International Inc *	593	857
Mirati Therapeutics Inc *	1,100	50
Moderna Inc *	8,981	1,613
Molina Healthcare Inc *	1,595	527
Natera Inc *	2,600	104
Neurocrine Biosciences Inc *	2,584	309
Novavax Inc *	2,000	21
Novocure Ltd *	2,775	204
Oak Street Health Inc *	3,200	69
Organon & Co	6,770	189
Penumbra Inc *	1,000	222
PerkinElmer Inc	3,441	482
Perrigo Co PLC	3,493	119
Pfizer Inc	153,075	7,843
Premier Inc, Cl A	3,200	112
QIAGEN NV *	6,200	309
Quest Diagnostics Inc	3,100	485
QuidelOrtho Corp *	1,300	111
Regeneron Pharmaceuticals Inc *	2,813	2,030
Repligen Corp *	1,550	262

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ResMed Inc	3,953	$823
Royalty Pharma PLC, Cl A	10,100	399
Sarepta Therapeutics Inc *	2,300	298
Seagen Inc *	3,707	476
Signify Health Inc, Cl A *	2,300	66
Sotera Health Co *	2,700	22
STERIS PLC	2,740	506
Stryker Corp	9,498	2,322
Syneos Health Inc, Cl A *	2,659	98
Tandem Diabetes Care Inc *	1,662	75
Teladoc Health Inc *	4,310	102
Teleflex Inc	1,239	309
Tenet Healthcare Corp *	2,800	137
Thermo Fisher Scientific Inc	10,647	5,863
Ultragenyx Pharmaceutical Inc *	1,700	79
United Therapeutics Corp *	1,172	326
UnitedHealth Group Inc	25,385	13,459
Universal Health Services Inc, Cl B	1,675	236
Veeva Systems Inc, Cl A *	3,768	608
Vertex Pharmaceuticals Inc *	6,896	1,991
Viatris Inc, Cl W *	32,930	366
Waters Corp *	1,599	548
West Pharmaceutical Services Inc	2,028	477
Zimmer Biomet Holdings Inc	5,722	730
Zoetis Inc, Cl A	12,725	1,865

		148,828
Industrials — 9.3%
3M Co	15,052	1,805
A O Smith Corp	3,400	195
Acuity Brands Inc	919	152
Advanced Drainage Systems Inc	1,700	139
AECOM	3,500	297
AGCO Corp	1,700	236
Air Lease Corp, Cl A	2,800	108
Alaska Air Group Inc *	3,400	146
Allegion PLC	2,350	247
Allison Transmission Holdings Inc	2,500	104
American Airlines Group Inc *	17,072	217
AMETEK Inc	6,283	878
Armstrong World Industries Inc	1,200	82
Avis Budget Group Inc *	800	131
Axon Enterprise Inc *	1,843	306
AZEK Co Inc/The, Cl A *	3,000	61
Boeing Co/The *	14,838	2,827
Booz Allen Hamilton Holding Corp, Cl A	3,540	370
Builders FirstSource Inc *	4,100	266
BWX Technologies Inc, Cl W	2,500	145
CACI International Inc, Cl A *	592	178
Carlisle Cos Inc	1,424	336
Carrier Global Corp	22,552	930
Caterpillar Inc, Cl A	14,067	3,370

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CH Robinson Worldwide Inc	3,255	$298
ChargePoint Holdings Inc *(A)	6,800	65
Cintas Corp	2,301	1,039
Clarivate PLC *	12,400	103
Clean Harbors Inc *	1,400	160
Copa Holdings SA, Cl A *	733	61
Copart Inc *	11,528	702
Core & Main Inc, Cl A *	2,000	39
CoStar Group Inc *	10,900	842
Crane Holdings Co	1,300	131
CSX Corp	56,800	1,760
Cummins Inc	3,844	931
Curtiss-Wright Corp	1,000	167
Deere & Co	7,462	3,199
Delta Air Lines Inc, Cl A *	17,421	572
Donaldson Co Inc, Cl A	3,300	194
Dover Corp	3,851	521
Driven Brands Holdings Inc *	1,500	41
Dun & Bradstreet Holdings Inc	6,900	85
Eaton Corp PLC	10,811	1,697
Emerson Electric Co	16,046	1,541
Equifax Inc	3,279	637
Esab Corp	1,366	64
Expeditors International of Washington Inc	4,300	447
Fastenal Co, Cl A	15,587	738
FedEx Corp	6,560	1,136
Flowserve Corp	3,400	104
Fortive Corp	9,559	614
Fortune Brands Innovations Inc	3,461	198
FTI Consulting Inc *	952	151
Gates Industrial Corp PLC *	2,600	30
Generac Holdings Inc *	1,700	171
General Dynamics Corp	6,555	1,626
General Electric Co	29,714	2,490
Graco Inc	4,500	303
GXO Logistics Inc *	2,733	117
Hayward Holdings Inc *	2,000	19
HEICO Corp	1,250	192
HEICO Corp, Cl A	2,100	252
Hertz Global Holdings Inc *	5,400	83
Hexcel Corp, Cl A	2,200	129
Honeywell International Inc	18,251	3,911
Howmet Aerospace Inc	10,000	394
Hubbell Inc, Cl B	1,505	353
Huntington Ingalls Industries Inc, Cl A	1,027	237
IAA Inc *	3,600	144
IDEX Corp	2,103	480
Illinois Tool Works Inc	8,289	1,826
Ingersoll Rand Inc	11,049	577
ITT Inc	2,248	182
Jacobs Solutions Inc	3,495	420
JB Hunt Transport Services Inc	2,210	385

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JetBlue Airways Corp *	8,197	$53
Johnson Controls International plc	18,626	1,192
KBR Inc	3,700	195
Kirby Corp *	1,600	103
Knight-Swift Transportation Holdings Inc, Cl A	4,227	222
L3Harris Technologies Inc	5,197	1,082
Landstar System Inc	992	162
Leidos Holdings Inc	3,700	389
Lennox International Inc	878	210
Lincoln Electric Holdings Inc	1,542	223
Lockheed Martin Corp	6,388	3,108
Lyft Inc, Cl A *	8,300	91
ManpowerGroup Inc	1,388	116
Masco Corp	6,000	280
MasTec Inc *	1,600	137
Masterbrand Inc *	3,461	26
MDU Resources Group Inc	5,300	161
Mercury Systems Inc *	1,500	67
Middleby Corp/The *	1,439	193
MSA Safety Inc	958	138
MSC Industrial Direct Co Inc, Cl A	1,179	96
Nordson Corp	1,543	367
Norfolk Southern Corp	6,315	1,556
Northrop Grumman Corp	3,931	2,145
nVent Electric PLC	4,400	169
Old Dominion Freight Line Inc, Cl A	2,670	758
Oshkosh Corp	1,800	159
Otis Worldwide Corp	11,226	879
Owens Corning	2,560	218
PACCAR Inc	9,255	916
Parker-Hannifin Corp, Cl A	3,456	1,006
Pentair PLC	4,400	198
Plug Power Inc *	13,800	171
Quanta Services Inc	3,900	556
Raytheon Technologies Corp	39,797	4,016
Regal Rexnord Corp	1,800	216
Republic Services Inc	5,546	715
Robert Half International Inc	2,900	214
Rockwell Automation Inc	3,149	811
Rollins Inc	6,100	223
RXO Inc *	2,733	47
Ryder System Inc	1,300	109
Schneider National Inc, Cl B	1,500	35
Science Applications International Corp	1,500	166
Sensata Technologies Holding PLC	4,100	166
SiteOne Landscape Supply Inc *	1,152	135
Snap-on Inc	1,479	338
Southwest Airlines Co, Cl A	16,044	540
Spirit AeroSystems Holdings Inc, Cl A	2,700	80
Stanley Black & Decker Inc	3,957	297
Stericycle Inc, Cl A *	2,400	120

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sunrun Inc *	5,409	$130
Tetra Tech Inc	1,400	203
Textron Inc	5,638	399
Timken Co/The	1,700	120
Toro Co/The	2,800	317
Trane Technologies PLC	6,220	1,046
TransDigm Group Inc	1,425	897
TransUnion	5,100	289
Trex Co Inc *	2,900	123
Uber Technologies Inc *	52,029	1,287
U-Haul Holding Co	237	14
U-Haul Holding Co, Cl B	2,133	117
Union Pacific Corp	16,636	3,445
United Airlines Holdings Inc *	8,673	327
United Parcel Service Inc, Cl B	19,920	3,463
United Rentals Inc *	1,888	671
Univar Solutions Inc *	4,500	143
Valmont Industries Inc	559	185
Verisk Analytics Inc, Cl A	4,249	750
Vertiv Holdings Co, Cl A	7,900	108
Waste Management Inc	11,150	1,749
Watsco Inc	876	219
WESCO International Inc *	1,200	150
Westinghouse Air Brake Technologies Corp	4,866	486
WillScot Mobile Mini Holdings Corp, Cl A *	5,500	248
Woodward Inc	1,542	149
WW Grainger Inc	1,211	674
XPO Inc *	2,733	91
Xylem Inc/NY	4,838	535

		89,989
Information Technology — 24.9%
Accenture PLC, Cl A	17,179	4,584
Adobe Inc *	12,603	4,241
Advanced Micro Devices Inc *	43,723	2,832
Affirm Holdings Inc, Cl A *	6,100	59
Akamai Technologies Inc *	4,200	354
Allegro MicroSystems Inc *	1,800	54
Alteryx Inc, Cl A *	1,536	78
Amdocs Ltd	3,300	300
Amphenol Corp, Cl A	15,832	1,205
Analog Devices Inc	13,937	2,286
ANSYS Inc *	2,375	574
Apple Inc	407,311	52,922
Applied Materials Inc	23,297	2,269
AppLovin Corp, Cl A *	6,000	63
Arista Networks Inc *	6,652	807
Arrow Electronics Inc, Cl A *	1,731	181
Aspen Technology Inc *	731	150
Atlassian Corp Ltd, Cl A *	3,843	495
Autodesk Inc, Cl A *	5,882	1,099
Automatic Data Processing Inc	11,274	2,693

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avnet Inc	2,500	$104
Bentley Systems Inc, Cl B	4,600	170
Bill.com Holdings Inc *	2,741	299
Black Knight Inc *	4,100	253
Block Inc, Cl A *	14,553	915
Broadcom Inc	10,701	5,983
Broadridge Financial Solutions Inc	3,125	419
Cadence Design Systems Inc *	7,402	1,189
CCC Intelligent Solutions Holdings Inc *	4,500	39
CDW Corp/DE	3,645	651
Ceridian HCM Holding Inc *	3,655	234
Ciena Corp *	3,900	199
Cirrus Logic Inc *	1,500	112
Cisco Systems Inc	111,281	5,301
Cloudflare Inc, Cl A *	7,700	348
Cognex Corp	4,700	221
Cognizant Technology Solutions Corp, Cl A	13,861	793
Coherent Corp *	3,385	119
Concentrix Corp	1,200	160
Confluent Inc, Cl A *	3,300	73
Corning Inc, Cl B	20,514	655
Coupa Software Inc *	2,012	159
Crowdstrike Holdings Inc, Cl A *	5,741	605
Datadog Inc, Cl A *	7,200	529
Dell Technologies Inc, Cl C	6,887	277
DocuSign Inc, Cl A *	5,320	295
Dolby Laboratories Inc, Cl A	1,653	117
DoubleVerify Holdings Inc, Cl Rights *	1,800	40
Dropbox Inc, Cl A *	7,300	163
DXC Technology Co *	6,081	161
Dynatrace Inc *	5,300	203
Elastic NV *	2,000	103
Enphase Energy Inc *	3,540	938
Entegris Inc	4,000	262
EPAM Systems Inc *	1,492	489
Euronet Worldwide Inc *	1,300	123
F5 Inc, Cl A *	1,581	227
Fair Isaac Corp *	662	396
Fidelity National Information Services Inc, Cl B	16,119	1,094
First Solar Inc *	2,900	434
Fiserv Inc, Cl A *	15,928	1,610
Five9 Inc *	1,900	129
FleetCor Technologies Inc *	1,911	351
Fortinet Inc *	17,535	857
Gartner Inc *	2,125	714
Gen Digital Inc	15,201	326
Genpact Ltd	4,900	227
Global Payments Inc	7,277	723
GLOBALFOUNDRIES Inc *(A)	1,700	92
Globant SA *	1,153	194
GoDaddy Inc, Cl A *	4,225	316

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guidewire Software Inc, Cl Z *	2,182	$137
Hewlett Packard Enterprise Co	34,907	557
HP Inc	27,401	736
HubSpot Inc *	1,271	368
Informatica Inc, Cl A *	900	15
Intel Corp	110,876	2,930
International Business Machines Corp	24,437	3,443
Intuit Inc	7,499	2,919
IPG Photonics Corp *	872	83
Jabil Inc	3,600	246
Jack Henry & Associates Inc	1,994	350
Jamf Holding Corp *	1,790	38
Juniper Networks Inc	8,500	272
Keysight Technologies Inc *	4,832	827
KLA Corp	3,895	1,469
Kyndryl Holdings Inc *	5,177	58
Lam Research Corp	3,707	1,558
Lattice Semiconductor Corp *	3,600	234
Littelfuse Inc	700	154
Lumentum Holdings Inc *	1,900	99
Manhattan Associates Inc *	1,705	207
Marvell Technology Inc	23,059	854
Mastercard Inc, Cl A	23,095	8,031
Microchip Technology Inc	14,450	1,015
Micron Technology Inc	29,473	1,473
Microsoft Corp	202,779	48,631
MKS Instruments Inc	1,500	127
MongoDB Inc, Cl A *	1,764	347
Monolithic Power Systems Inc	1,184	419
Motorola Solutions Inc	4,464	1,150
National Instruments Corp	3,527	130
nCino inc *	1,900	50
NCR Corp *	3,423	80
NetApp Inc	5,800	348
New Relic Inc *	1,400	79
Nutanix Inc, Cl A *	6,259	163
NVIDIA Corp	65,223	9,532
Okta Inc, Cl A *	4,016	274
ON Semiconductor Corp *	11,757	733
Oracle Corp, Cl B	41,393	3,384
Palantir Technologies Inc, Cl A *	50,020	321
Palo Alto Networks Inc *	7,923	1,106
Paychex Inc	8,790	1,016
Paycom Software Inc *	1,366	424
Paycor HCM Inc *	1,400	34
Paylocity Holding Corp *	1,035	201
PayPal Holdings Inc *	30,920	2,202
Pegasystems Inc	1,100	38
Procore Technologies Inc *	1,900	90
PTC Inc *	2,865	344
Pure Storage Inc, Cl A *	7,600	203
Qorvo Inc *	2,724	247

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
QUALCOMM Inc	30,357	$3,337
RingCentral Inc, Cl A *	2,155	76
Roper Technologies Inc	2,844	1,229
Salesforce Inc *	26,104	3,461
SentinelOne Inc, Cl A *	5,300	77
ServiceNow Inc *	5,443	2,113
Shift4 Payments Inc, Cl A *	1,300	73
Skyworks Solutions Inc	4,326	394
Smartsheet Inc, Cl A *	3,300	130
Snowflake Inc, Cl A *	8,300	1,191
Splunk Inc *	4,382	377
SS&C Technologies Holdings Inc	5,900	307
Synopsys Inc *	4,167	1,331
TD SYNNEX Corp	1,100	104
Teledyne Technologies Inc *	1,294	518
Teradata Corp *	2,697	91
Teradyne Inc	4,254	372
Texas Instruments Inc	24,557	4,057
Thoughtworks Holding Inc *	2,400	24
Toast Inc, Cl A *	6,700	121
Trimble Inc *	6,600	334
Twilio Inc, Cl A *	4,758	233
Tyler Technologies Inc *	1,160	374
Ubiquiti Inc	169	46
UiPath Inc, Cl A *	10,000	127
Unity Software Inc *	6,653	190
Universal Display Corp	1,142	123
VeriSign Inc *	2,548	523
Viasat Inc *	1,900	60
Visa Inc, Cl A	44,619	9,270
VMware Inc, Cl A *	5,775	709
Vontier Corp	4,463	86
Western Digital Corp *	8,692	274
Western Union Co/The	10,600	146
WEX Inc *	1,195	196
Wix.com Ltd *	1,500	115
Wolfspeed Inc *	3,330	230
Workday Inc, Cl A *	5,439	910
Zebra Technologies Corp, Cl A *	1,384	355
Zoom Video Communications Inc, Cl A *	6,900	467
Zscaler Inc *	2,264	253

		241,787
Materials — 2.9%
Air Products and Chemicals Inc	5,985	1,845
Albemarle Corp	3,220	698
Alcoa Corp	4,700	214
Amcor PLC	40,100	478
AptarGroup Inc	1,800	198
Ardagh Metal Packaging SA	5,550	27
Ashland Inc	1,400	151
Avery Dennison Corp	2,166	392

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axalta Coating Systems Ltd *	6,000	$153
Ball Corp	8,235	421
Berry Global Group Inc	3,377	204
Celanese Corp, Cl A	2,938	300
CF Industries Holdings Inc	5,237	446
Chemours Co/The	4,200	129
Cleveland-Cliffs Inc *	13,500	218
Corteva Inc	19,434	1,142
Crown Holdings Inc	3,100	255
Dow Inc	19,075	961
DuPont de Nemours Inc	13,638	936
Eagle Materials Inc	959	127
Eastman Chemical Co	3,232	263
Ecolab Inc	6,688	974
Element Solutions Inc	6,100	111
FMC Corp	3,410	426
Freeport-McMoRan Inc, Cl B	38,602	1,467
Ginkgo Bioworks Holdings Inc *	22,000	37
Graphic Packaging Holding Co	8,300	185
Huntsman Corp	5,105	140
International Flavors & Fragrances Inc	6,869	720
International Paper Co	9,591	332
Linde PLC	13,400	4,371
Louisiana-Pacific Corp	1,900	112
LyondellBasell Industries NV, Cl A	6,961	578
Martin Marietta Materials Inc, Cl A	1,716	580
Mosaic Co/The	9,200	404
MP Materials Corp *	2,400	58
NewMarket Corp	182	57
Newmont Corp	21,555	1,017
Nucor Corp	6,941	915
Olin Corp	3,500	185
Packaging Corp of America	2,464	315
PPG Industries Inc	6,388	803
Reliance Steel & Aluminum Co	1,629	330
Royal Gold Inc, Cl A	1,747	197
RPM International Inc	3,400	331
Scotts Miracle-Gro Co/The, Cl A	1,077	52
Sealed Air Corp	3,900	195
Sherwin-Williams Co/The, Cl A	6,442	1,529
Silgan Holdings Inc	2,230	116
Sonoco Products Co	2,600	158
Southern Copper Corp	2,300	139
SSR Mining Inc	5,700	89
Steel Dynamics Inc	4,549	444
United States Steel Corp	6,200	155
Valvoline Inc	4,800	157
Vulcan Materials Co	3,639	637
Westlake Corp	832	85
Westrock Co	6,700	236

		28,195

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 3.1%
Alexandria Real Estate Equities Inc ‡	4,348	$633
American Homes 4 Rent, Cl A ‡	8,200	247
American Tower Corp, Cl A ‡	12,584	2,666
Americold Realty Trust Inc ‡	7,100	201
Apartment Income REIT Corp ‡	4,165	143
AvalonBay Communities Inc ‡	3,759	607
Boston Properties Inc ‡	4,162	281
Brixmor Property Group Inc ‡	7,900	179
Camden Property Trust ‡	2,769	310
CBRE Group Inc, Cl A *	8,500	654
Cousins Properties Inc ‡	4,000	101
Crown Castle Inc ‡	11,736	1,592
CubeSmart ‡	5,900	237
Digital Realty Trust Inc, Cl A ‡	7,773	779
Douglas Emmett Inc ‡	4,500	71
EastGroup Properties Inc ‡	1,100	163
EPR Properties, Cl A ‡	1,900	72
Equinix Inc ‡	2,512	1,645
Equity LifeStyle Properties Inc ‡	4,800	310
Equity Residential ‡	10,083	595
Essex Property Trust Inc ‡	1,817	385
Extra Space Storage Inc ‡	3,640	536
Federal Realty Investment Trust ‡	2,146	217
First Industrial Realty Trust Inc ‡	3,600	174
Gaming and Leisure Properties Inc ‡	6,610	344
Healthcare Realty Trust Inc, Cl A ‡	10,300	198
Healthpeak Properties Inc ‡	14,670	368
Highwoods Properties Inc ‡	2,778	78
Host Hotels & Resorts Inc ‡	18,802	302
Howard Hughes Corp/The *‡	963	74
Hudson Pacific Properties Inc ‡	3,800	37
Invitation Homes Inc ‡	16,600	492
Iron Mountain Inc ‡	7,800	389
JBG SMITH Properties ‡	2,800	53
Jones Lang LaSalle Inc *‡	1,303	208
Kilroy Realty Corp ‡	3,100	120
Kimco Realty Corp ‡	16,405	347
Lamar Advertising Co, Cl A ‡	2,300	217
Life Storage Inc ‡	2,251	222
Medical Properties Trust Inc ‡	15,735	175
Mid-America Apartment Communities Inc ‡	3,100	487
National Retail Properties Inc ‡	4,900	224
National Storage Affiliates Trust ‡	2,300	83
Omega Healthcare Investors Inc ‡	6,245	175
Opendoor Technologies Inc *‡	12,400	14
Park Hotels & Resorts Inc ‡	5,800	69
Prologis Inc ‡	24,912	2,808
Public Storage ‡	4,256	1,192
Rayonier Inc ‡	4,000	132
Realty Income Corp ‡	17,039	1,081
Regency Centers Corp ‡	4,600	287

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rexford Industrial Realty Inc ‡	4,900	$268
SBA Communications Corp, Cl A ‡	2,937	823
Simon Property Group Inc ‡	8,835	1,038
SL Green Realty Corp ‡	1,830	62
Spirit Realty Capital Inc ‡	3,678	147
STORE Capital Corp ‡	6,900	221
Sun Communities Inc ‡	3,283	469
UDR Inc ‡	8,800	341
Ventas Inc ‡	10,890	491
VICI Properties Inc ‡	26,094	845
Vornado Realty Trust ‡	4,600	96
Welltower Inc ‡	12,800	839
WeWork Inc, Cl A *‡	3,500	5
Weyerhaeuser Co ‡	19,797	614
WP Carey Inc ‡	5,590	437
Zillow Group Inc, Cl A *‡	1,600	50
Zillow Group Inc, Cl C *‡	4,400	142

		29,862
Utilities — 2.9%
AES Corp/The	18,100	520
Alliant Energy Corp	6,821	377
Ameren Corp	7,025	625
American Electric Power Co Inc	13,929	1,322
American Water Works Co Inc	4,965	757
Atmos Energy Corp	3,766	422
Avangrid Inc	1,900	82
Brookfield Renewable Corp, Cl A	3,400	94
CenterPoint Energy Inc	17,155	514
CMS Energy Corp	7,910	501
Consolidated Edison Inc	9,579	913
Constellation Energy Corp	8,813	760
Dominion Energy Inc	22,602	1,386
DTE Energy Co	5,213	613
Duke Energy Corp	20,912	2,154
Edison International	10,249	652
Entergy Corp	5,489	617
Essential Utilities Inc	6,300	301
Evergy Inc	6,017	379
Exelon Corp	26,939	1,165
FirstEnergy Corp	14,700	616
Hawaiian Electric Industries Inc	2,800	117
IDACORP Inc, Cl A	1,400	151
National Fuel Gas Co	2,300	146
NextEra Energy Inc	53,755	4,494
NiSource Inc	10,900	299
NRG Energy Inc	6,300	200
OGE Energy Corp	5,300	210
PG&E Corp *	44,706	727
Pinnacle West Capital Corp	3,000	228
PPL Corp	20,003	584
Public Service Enterprise Group Inc	13,504	827

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sempra Energy	8,531	$1,318
Southern Co/The	29,462	2,104
UGI Corp	5,530	205
Vistra Corp	10,869	252
WEC Energy Group Inc	8,584	805
Xcel Energy Inc	14,790	1,037

		28,474
Total Common Stock
(Cost $760,677) ($ Thousands)		961,003

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
4.240% **†(B)	735,839	$736

Total Affiliated Partnership
(Cost $736) ($ Thousands)		736

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	8,997,392	8,997

Total Cash Equivalent
(Cost $8,997) ($ Thousands)		8,997

Total Investments in Securities — 100.1%
(Cost $770,410) ($ Thousands)		$970,736

A list of the open futures contracts held by the Fund at December 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	47	Mar-2023	$9,372	$9,073	$(299)
S&P Mid Cap 400 Index E-MINI	3	Mar-2023	754	733	(21)
			$10,126	$9,806	$(320)

Percentages are based on Net Assets of $970,050 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $761 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $736 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Investments Co	$137	$—	$—	$ —	$26	$163	$1	$—
SEI Liquidity Fund, LP	855	1,182	(1,302)	—	1	736	18	—
SEI Daily Income Trust, Government Fund, Cl F	5,327	38,089	(34,419)	—	—	8,997	62	—
Totals	$6,319	$39,271	$(35,721)	$—	$27	$9,896	$81	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.5%

Communication Services — 4.5%
Alphabet Inc, Cl A *	524,280	$46,257
Alphabet Inc, Cl C *	456,960	40,546
AT&T Inc	209,514	3,857
BCE Inc	213,770	9,395
Charter Communications Inc, Cl A *	12,696	4,305
Comcast Corp, Cl A	240,091	8,396
Electronic Arts Inc	44,812	5,475
Meta Platforms Inc, Cl A *	135,757	16,337
Omnicom Group Inc	79,912	6,518
Paramount Global, Cl B	245,524	4,145
TEGNA Inc	153,973	3,263
Verizon Communications Inc	97,068	3,825
Walt Disney Co/The *	161,054	13,992
Warner Bros Discovery Inc *	82,533	783

		167,094
Consumer Discretionary — 10.7%
Amazon.com Inc, Cl A *	368,960	30,993
AutoZone Inc *	16,513	40,724
Best Buy Co Inc	185,088	14,846
Booking Holdings Inc *	2,537	5,113
BorgWarner Inc	89,239	3,592
Brinker International Inc *	141,821	4,526
Darden Restaurants Inc	3,127	432
Dick's Sporting Goods Inc	94,331	11,347
Dollar General Corp	192,477	47,397
Domino's Pizza Inc	16,892	5,851
DR Horton Inc	16,198	1,444
eBay Inc	127,055	5,269
Foot Locker Inc, Cl A	65,687	2,482
Genuine Parts Co	79,642	13,819
Goodyear Tire & Rubber Co/The *	406,438	4,125
Grand Canyon Education Inc *	9,300	983
Harley-Davidson Inc, Cl A	88,020	3,662
Home Depot Inc/The	28,380	8,964
Lear Corp	50,010	6,202
Lowe's Cos Inc	328,236	65,398
Magna International Inc, Cl A	19,822	1,114
NIKE Inc, Cl B	357,743	41,859
O'Reilly Automotive Inc *	1,906	1,609
PulteGroup Inc	251,522	11,452
Ross Stores Inc	102,513	11,899
Royal Caribbean Cruises Ltd *	81,005	4,004
Starbucks Corp	68,046	6,750
Target Corp, Cl A	56,539	8,427
TJX Cos Inc/The	374,562	29,815
TopBuild Corp *	31,775	4,972
Whirlpool Corp	59,551	8,424

		407,494

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 7.9%
Altria Group Inc	257,075	$11,751
Archer-Daniels-Midland Co	50,878	4,724
Coca-Cola Co/The	123,765	7,873
Conagra Brands Inc	354,894	13,734
Constellation Brands Inc, Cl A	10,975	2,544
Costco Wholesale Corp	18,347	8,375
Diageo PLC ADR	73,341	13,068
Estee Lauder Cos Inc/The, Cl A	35,000	8,684
Hershey Co/The	26,426	6,120
Ingredion Inc	26,094	2,555
J M Smucker Co/The	115,422	18,290
Kimberly-Clark Corp	41,873	5,684
Kraft Heinz Co/The	115,076	4,685
Kroger Co/The	798,798	35,610
Lamb Weston Holdings Inc	16,377	1,464
Molson Coors Beverage Co, Cl B	246,452	12,697
Mondelez International Inc, Cl A	24,475	1,631
Monster Beverage Corp *	13,727	1,394
PepsiCo Inc	208,587	37,683
Philip Morris International Inc	324,574	32,850
Procter & Gamble Co/The	233,806	35,436
Sysco Corp, Cl A	22,279	1,703
Tyson Foods Inc, Cl A	253,116	15,757
Unilever PLC ADR	162,720	8,193
Walgreens Boots Alliance Inc	110,735	4,137
Walmart Inc	43,983	6,236

		302,878
Energy — 4.8%
BP PLC ADR	49,122	1,716
Canadian Natural Resources Ltd	293,668	16,307
Chevron Corp	212,408	38,125
ConocoPhillips	204,582	24,141
Devon Energy Corp	471,481	29,001
Exxon Mobil Corp	129,439	14,277
Halliburton Co	112,731	4,436
HF Sinclair Corp	40,846	2,119
Marathon Petroleum Corp	154,884	18,027
Phillips 66	109,951	11,444
Shell PLC ADR	66,816	3,805
Valero Energy Corp	173,346	21,991

		185,389
Financials — 15.4%
Aflac Inc	136,144	9,794
Allstate Corp/The	59,438	8,060
American Financial Group Inc/OH	11,100	1,524
Ameriprise Financial Inc	82,444	25,671
Assurant Inc	33,412	4,178
Assured Guaranty Ltd	31,872	1,984
Bank of America Corp	1,439,653	47,681
Berkshire Hathaway Inc, Cl B *	93,247	28,804

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capital One Financial Corp	43,778	$4,070
Charles Schwab Corp/The	253,417	21,099
Citigroup Inc	120,793	5,463
Citizens Financial Group Inc	262,482	10,334
CME Group Inc, Cl A	77,815	13,085
Comerica Inc	75,804	5,067
Discover Financial Services	126,480	12,374
Everest Re Group Ltd	38,172	12,645
FactSet Research Systems Inc	11,209	4,497
Fifth Third Bancorp	589,594	19,345
First Republic Bank/CA	27,885	3,399
Goldman Sachs Group Inc/The	21,644	7,432
Hartford Financial Services Group Inc/The	66,936	5,076
Intercontinental Exchange Inc	58,438	5,995
JPMorgan Chase & Co	444,568	59,617
KeyCorp	778,006	13,553
KKR & Co Inc	76,949	3,572
Lincoln National Corp	21,062	647
Markel Corp *	11,401	15,021
Marsh & McLennan Cos Inc	138,328	22,890
Moody's Corp	245,702	68,457
Morgan Stanley	311,935	26,521
MSCI Inc, Cl A	64,006	29,774
Navient Corp	263,511	4,335
PNC Financial Services Group Inc/The	36,433	5,754
Popular Inc	125,661	8,334
Progressive Corp/The	23,730	3,078
Prudential Financial Inc	17,700	1,760
Regions Financial Corp	599,114	12,917
S&P Global Inc	17,358	5,814
SLM Corp	109,358	1,815
Travelers Cos Inc/The	119,703	22,443
Truist Financial Corp	71,501	3,077
US Bancorp	41,704	1,819
Voya Financial Inc	156,840	9,644
Wells Fargo & Co	92,870	3,835
Zions Bancorp NA	58,535	2,878

		585,132
Health Care — 16.5%
Abbott Laboratories	84,496	9,277
AbbVie Inc	92,048	14,876
AmerisourceBergen Corp, Cl A	137,635	22,807
Amgen Inc, Cl A	144,595	37,976
AstraZeneca PLC ADR	99,185	6,725
Becton Dickinson and Co	113,758	28,929
Biogen Inc *	23,794	6,589
Bristol-Myers Squibb Co	192,866	13,877
Cardinal Health Inc	36,074	2,773
Centene Corp *	19,739	1,619
Cigna Corp	27,340	9,059
CVS Health Corp	379,134	35,332

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edwards Lifesciences Corp, Cl A *	61,914	$4,619
Elevance Health Inc	10,844	5,563
Eli Lilly & Co	17,885	6,543
Gilead Sciences Inc	120,443	10,340
HCA Healthcare Inc	109,165	26,195
Horizon Therapeutics Plc *	70,709	8,047
Humana Inc	11,818	6,053
IDEXX Laboratories Inc *	15,431	6,295
Intuitive Surgical Inc *	21,300	5,652
Johnson & Johnson	532,816	94,122
McKesson Corp	12,923	4,848
Medtronic PLC	36,329	2,823
Merck & Co Inc	563,613	62,533
Mettler-Toledo International Inc *	28,371	41,009
Novartis AG ADR	67,833	6,154
Novo Nordisk A/S ADR	47,668	6,451
Organon & Co	26,217	732
Pfizer Inc	815,680	41,795
United Therapeutics Corp *	22,931	6,377
UnitedHealth Group Inc	158,185	83,867
Veeva Systems Inc, Cl A *	4,706	759
Vertex Pharmaceuticals Inc *	2,576	744
Zoetis Inc, Cl A	42,976	6,298

		627,658
Industrials — 9.5%
AerCap Holdings NV *	20,386	1,189
AGCO Corp	52,600	7,295
Alaska Air Group Inc *	317,367	13,628
Carlisle Cos Inc	6,137	1,446
Carrier Global Corp	357,041	14,728
Caterpillar Inc, Cl A	26,819	6,425
Chart Industries Inc *	29,522	3,402
Cummins Inc	8,214	1,990
Deere & Co	14,637	6,276
Delta Air Lines Inc, Cl A *	128,832	4,233
Eaton Corp PLC	40,749	6,396
Expeditors International of Washington Inc	28,492	2,961
FedEx Corp	20,626	3,572
Fortive Corp	67,655	4,347
Graco Inc	542,313	36,476
GXO Logistics Inc *	266,043	11,357
Honeywell International Inc	44,277	9,489
Huntington Ingalls Industries Inc, Cl A	41,706	9,621
Illinois Tool Works Inc	47,481	10,460
Johnson Controls International plc	490,100	31,366
L3Harris Technologies Inc	25,220	5,251
Lockheed Martin Corp	15,688	7,632
ManpowerGroup Inc	18,167	1,512
Middleby Corp/The *	100,000	13,390
Northrop Grumman Corp	16,563	9,037
Oshkosh Corp	61,954	5,464

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PACCAR Inc	43,000	$4,256
Raytheon Technologies Corp	247,761	25,004
Robert Half International Inc	25,692	1,897
Siemens AG ADR	170,436	11,724
Southwest Airlines Co, Cl A	86,460	2,911
SPX Technologies Inc *	97,725	6,416
Textron Inc	190,528	13,489
Timken Co/The	112,333	7,939
TransDigm Group Inc *	19,865	12,508
United Parcel Service Inc, Cl B	51,878	9,018
Waste Management Inc	18,232	2,860
WW Grainger Inc	64,211	35,717

		362,682
Information Technology — 20.9%
Adobe Inc *	132,912	44,729
Amphenol Corp, Cl A	104,624	7,966
Analog Devices Inc	101,656	16,675
Apple Inc	815,325	105,935
Applied Materials Inc	148,944	14,504
Arista Networks Inc *	90,886	11,029
ASML Holding NV, Cl G	10,692	5,842
Broadcom Inc	17,576	9,827
Cadence Design Systems Inc *	15,000	2,410
Cisco Systems Inc	488,328	23,264
Cognizant Technology Solutions Corp, Cl A	8,912	510
Corning Inc, Cl B	177,573	5,672
Dropbox Inc, Cl A *	126,209	2,825
Fair Isaac Corp *	2,421	1,449
Hewlett Packard Enterprise Co	307,307	4,905
HP Inc	480,394	12,908
Intel Corp	382,298	10,104
International Business Machines Corp	6,932	977
Intuit Inc	135,199	52,622
Juniper Networks Inc	31,547	1,008
Keysight Technologies Inc *	96,705	16,543
Lam Research Corp	10,701	4,498
Marvell Technology Inc	74,923	2,775
Mastercard Inc, Cl A	168,189	58,484
Microchip Technology Inc	554,907	38,982
Micron Technology Inc	156,515	7,823
Microsoft Corp	486,353	116,637
Motorola Solutions Inc	22,111	5,698
NetApp Inc	45,929	2,759
Oracle Corp, Cl B	453,993	37,109
QUALCOMM Inc	67,431	7,413
Roper Technologies Inc	56,426	24,381
Salesforce Inc *	15,984	2,119
SAP SE ADR	178,714	18,442
Seagate Technology Holdings PLC	112,151	5,900
ServiceNow Inc *	12,293	4,773
Texas Instruments Inc	44,297	7,319

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VeriSign Inc *	91,384	$18,774
Visa Inc, Cl A	275,684	57,276
Vishay Intertechnology Inc	778,023	16,782
Western Digital Corp *	33,750	1,065

		790,713
Materials — 5.2%
Air Products and Chemicals Inc	75,409	23,246
Cabot Corp	83,951	5,611
Celanese Corp, Cl A	28,298	2,893
Corteva Inc	64,004	3,762
Dow Inc	162,912	8,209
DuPont de Nemours Inc	43,599	2,992
Eastman Chemical Co	164,019	13,358
Ecolab Inc	37,520	5,461
Huntsman Corp	531,983	14,619
Ingevity Corp *	14,131	995
International Paper Co	76,269	2,641
Linde PLC	123,959	40,433
LyondellBasell Industries NV, Cl A	74,826	6,213
O-I Glass Inc, Cl I *	451,358	7,479
Reliance Steel & Aluminum Co	11,055	2,238
Sherwin-Williams Co/The, Cl A	170,648	40,500
Steel Dynamics Inc	152,103	14,860
Sylvamo Corp	12,276	597
Westrock Co	27,405	964

		197,071
Real Estate — 1.8%
American Tower Corp, Cl A ‡	101,757	21,558
Boston Properties Inc ‡	12,224	826
Brandywine Realty Trust ‡	24,300	149
CBRE Group Inc, Cl A *	41,173	3,169
Crown Castle Inc ‡	34,157	4,633
Equinix Inc ‡	1,986	1,301
Gaming and Leisure Properties Inc ‡	87,521	4,559
Healthpeak Properties Inc ‡	510,606	12,801
Howard Hughes Corp/The *‡	15,655	1,196
Invitation Homes Inc ‡	28,203	836
Public Storage ‡	4,106	1,150
SBA Communications Corp, Cl A ‡	18,373	5,150
Service Properties Trust ‡	574,963	4,192
VICI Properties Inc ‡	118,726	3,847
Welltower Inc ‡	70,223	4,603

		69,970
Utilities — 2.3%
Ameren Corp	64,109	5,701
American Electric Power Co Inc	57,553	5,465
CenterPoint Energy Inc	272,381	8,169
Constellation Energy Corp	59,660	5,143
Duke Energy Corp	262,299	27,014
Edison International	105,386	6,705

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelon Corp	132,096	$5,710
FirstEnergy Corp	49,414	2,072
National Fuel Gas Co	12,171	770
NextEra Energy Inc	192,725	16,112
Southern Co/The	11,823	844
UGI Corp	35,833	1,328
Vistra Corp	40,284	935

		85,968
Total Common Stock
(Cost $1,352,670) ($ Thousands)		3,782,049

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.240% **†(A)	17,264	$16

Total Affiliated Partnership
(Cost $17) ($ Thousands)		16

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	32,118,441	32,118

Total Cash Equivalent
(Cost $32,118) ($ Thousands)		32,118

Total Investments in Securities — 100.3%
(Cost $1,384,805) ($ Thousands)		$3,814,183

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	42	Mar-2023	$8,087	$8,108	$21
S&P Mid Cap 400 Index E-MINI	3	Mar-2023	728	733	5
			$8,815	$8,841	$26

Percentages are based on Net Assets of $3,801,477 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $16 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$28,547	$21,092	$(49,624)	$—	$1	$16	$10	$—
SEI Daily Income Trust, Government Fund, Cl F	21,654	226,690	(216,226)	—	—	32,118	127	—
Totals	$50,201	$247,782	$(265,850)	$—	$1	$32,134	$137	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.2%

Communication Services — 7.2%
Activision Blizzard Inc	16,952	$1,298
Alphabet Inc, Cl A *	142,190	12,546
Alphabet Inc, Cl C *	126,035	11,183
AT&T Inc	169,617	3,123
Charter Communications Inc, Cl A *	2,532	859
Comcast Corp, Cl A	102,755	3,593
DISH Network Corp, Cl A *	6,238	88
Electronic Arts Inc	6,278	767
Fox Corp, Cl A	7,186	218
Fox Corp, Cl B	3,381	96
Interpublic Group of Cos Inc/The	9,301	310
Live Nation Entertainment Inc *	3,400	237
Lumen Technologies Inc *	23,170	121
Match Group Inc *	6,700	278
Meta Platforms Inc, Cl A *	53,485	6,436
Netflix Inc *	10,611	3,129
News Corp, Cl A	8,975	163
News Corp, Cl B	3,000	55
Omnicom Group Inc	4,904	400
Paramount Global, Cl B	12,217	206
Take-Two Interactive Software Inc, Cl A *	3,700	385
T-Mobile US Inc *	14,200	1,988
Verizon Communications Inc	100,013	3,941
Walt Disney Co/The *	43,424	3,773
Warner Bros Discovery Inc *	52,574	498

		55,691
Consumer Discretionary — 9.7%
Advance Auto Parts Inc	1,400	206
Amazon.com Inc, Cl A *	211,065	17,729
Aptiv PLC *	6,470	603
AutoZone Inc *	465	1,147
Bath & Body Works Inc	5,427	229
Best Buy Co Inc	4,754	381
Booking Holdings Inc *	897	1,808
BorgWarner Inc	5,553	223
Caesars Entertainment Inc *	5,200	216
CarMax Inc *	3,800	231
Carnival Corp *	23,784	192
Chipotle Mexican Grill Inc, Cl A *	662	918
Darden Restaurants Inc	2,918	404
Dollar General Corp	5,381	1,325
Dollar Tree Inc *	4,954	701
Domino's Pizza Inc	795	275
DR Horton Inc	7,458	665
eBay Inc	12,849	533
Etsy Inc *	3,000	359
Expedia Group Inc *	3,555	311
Ford Motor Co	94,070	1,094
Garmin Ltd	3,671	339
General Motors Co	33,947	1,142

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Genuine Parts Co	3,396	$589
Hasbro Inc	3,096	189
Hilton Worldwide Holdings Inc	6,400	809
Home Depot Inc/The	24,363	7,695
Las Vegas Sands Corp *	7,800	375
Lennar Corp, Cl A	6,074	550
LKQ Corp	6,000	320
Lowe's Cos Inc	14,806	2,950
Marriott International Inc/MD, Cl A	6,424	956
McDonald's Corp	17,454	4,600
MGM Resorts International	7,600	255
Mohawk Industries Inc *	1,300	133
Newell Brands Inc, Cl B	8,855	116
NIKE Inc, Cl B	29,976	3,507
Norwegian Cruise Line Holdings Ltd *	10,200	125
NVR Inc *	68	314
O'Reilly Automotive Inc *	1,477	1,247
Pool Corp	922	279
PulteGroup Inc	5,499	250
Ralph Lauren Corp, Cl A	1,005	106
Ross Stores Inc	8,219	954
Royal Caribbean Cruises Ltd *	5,300	262
Starbucks Corp	27,304	2,709
Tapestry Inc	5,719	218
Target Corp, Cl A	10,928	1,629
Tesla Inc *	63,839	7,864
TJX Cos Inc/The	27,686	2,204
Tractor Supply Co	2,580	580
Ulta Beauty Inc *	1,197	561
VF Corp	7,965	220
Whirlpool Corp	1,312	186
Wynn Resorts Ltd *	2,429	200
Yum! Brands Inc	6,670	854

		74,837
Consumer Staples — 7.1%
Altria Group Inc	42,673	1,951
Archer-Daniels-Midland Co	13,118	1,218
Brown-Forman Corp, Cl B	4,365	287
Campbell Soup Co	4,784	272
Church & Dwight Co Inc	5,776	466
Clorox Co/The	2,942	413
Coca-Cola Co/The	92,648	5,893
Colgate-Palmolive Co	19,895	1,567
Conagra Brands Inc	11,365	440
Constellation Brands Inc, Cl A	3,807	882
Costco Wholesale Corp	10,519	4,802
Estee Lauder Cos Inc/The, Cl A	5,450	1,352
General Mills Inc	14,086	1,181
Hershey Co/The	3,512	813
Hormel Foods Corp	6,908	315
J M Smucker Co/The	2,553	405

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kellogg Co	6,067	$432
Keurig Dr Pepper Inc	20,200	720
Kimberly-Clark Corp	8,003	1,086
Kraft Heinz Co/The	19,008	774
Kroger Co/The	15,536	693
Lamb Weston Holdings Inc	3,400	304
McCormick & Co Inc/MD	5,932	492
Molson Coors Beverage Co, Cl B	4,551	234
Mondelez International Inc, Cl A	32,520	2,167
Monster Beverage Corp *	9,054	919
PepsiCo Inc	32,779	5,922
Philip Morris International Inc	36,927	3,737
Procter & Gamble Co/The	56,372	8,544
Sysco Corp, Cl A	12,120	927
Tyson Foods Inc, Cl A	6,903	430
Walgreens Boots Alliance Inc	17,057	637
Walmart Inc	33,573	4,760

		55,035
Energy — 5.2%
APA Corp	7,731	361
Baker Hughes Co, Cl A	23,849	704
Chevron Corp	42,341	7,600
ConocoPhillips	29,608	3,494
Coterra Energy Inc	18,913	465
Devon Energy Corp	15,613	960
Diamondback Energy Inc, Cl A	4,151	568
EOG Resources Inc	14,007	1,814
EQT Corp	8,700	294
Exxon Mobil Corp	97,956	10,805
Halliburton Co	21,642	852
Hess Corp	6,575	932
Kinder Morgan Inc	47,182	853
Marathon Oil Corp	15,156	410
Marathon Petroleum Corp	11,158	1,299
Occidental Petroleum Corp	17,362	1,094
ONEOK Inc	10,609	697
Phillips 66	11,287	1,175
Pioneer Natural Resources Co	5,666	1,294
Schlumberger Ltd, Cl A	33,700	1,801
Targa Resources Corp	5,400	397
Valero Energy Corp	9,210	1,168
Williams Cos Inc/The	29,069	956

		39,993
Financials — 11.7%
Aflac Inc	13,434	966
Allstate Corp/The	6,259	849
American Express Co	14,195	2,097
American International Group Inc	17,735	1,122
Ameriprise Financial Inc	2,481	772
Aon PLC, Cl A	4,901	1,471
Arch Capital Group Ltd *	8,800	552

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arthur J Gallagher & Co	5,049	$952
Assurant Inc	1,205	151
Bank of America Corp	166,209	5,505
Bank of New York Mellon Corp/The	17,499	797
Berkshire Hathaway Inc, Cl B *	42,845	13,235
BlackRock Inc	3,569	2,529
Brown & Brown Inc	5,600	319
Capital One Financial Corp	9,049	841
Cboe Global Markets Inc	2,500	314
Charles Schwab Corp/The	36,270	3,020
Chubb Ltd	9,901	2,184
Cincinnati Financial Corp	3,683	377
Citigroup Inc	46,198	2,090
Citizens Financial Group Inc	11,800	465
CME Group Inc, Cl A	8,512	1,431
Comerica Inc	3,092	207
Discover Financial Services	6,530	639
Everest Re Group Ltd	937	310
Eversource Energy	8,335	699
FactSet Research Systems Inc	900	361
Fifth Third Bancorp	16,311	535
First Republic Bank/CA	4,359	531
Franklin Resources Inc	6,738	178
Globe Life Inc	2,139	258
Goldman Sachs Group Inc/The	8,045	2,763
Hartford Financial Services Group Inc/The	7,586	575
Huntington Bancshares Inc/OH	34,314	484
Intercontinental Exchange Inc	13,305	1,365
Invesco Ltd	11,016	198
JPMorgan Chase & Co	69,774	9,357
KeyCorp	22,183	386
Lincoln National Corp	3,789	116
Loews Corp	4,762	278
M&T Bank Corp	4,134	600
MarketAxess Holdings Inc	856	239
Marsh & McLennan Cos Inc	11,759	1,946
MetLife Inc	15,739	1,139
Moody's Corp	3,771	1,051
Morgan Stanley	31,336	2,664
MSCI Inc, Cl A	1,884	876
Nasdaq Inc, Cl A	8,077	495
Northern Trust Corp	5,009	443
PNC Financial Services Group Inc/The	9,613	1,518
Principal Financial Group Inc, Cl A	5,457	458
Progressive Corp/The	13,885	1,801
Prudential Financial Inc	8,766	872
Raymond James Financial Inc	4,558	487
Regions Financial Corp	22,163	478
S&P Global Inc	7,905	2,648
Signature Bank/New York NY, Cl B	1,457	168
State Street Corp	8,745	678
SVB Financial Group, Cl B *	1,445	332

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Synchrony Financial	10,763	$354
T Rowe Price Group Inc	5,293	577
Travelers Cos Inc/The	5,556	1,042
Truist Financial Corp	31,606	1,360
US Bancorp	32,238	1,406
W R Berkley Corp	4,900	356
Wells Fargo & Co	90,467	3,735
Willis Towers Watson PLC	2,569	628
Zions Bancorp NA	3,486	171

		89,801
Health Care — 15.7%
Abbott Laboratories	41,512	4,558
AbbVie Inc	42,113	6,806
Agilent Technologies Inc	7,015	1,050
Align Technology Inc *	1,686	356
AmerisourceBergen Corp, Cl A	3,696	612
Amgen Inc, Cl A	12,722	3,341
Baxter International Inc	12,035	613
Becton Dickinson and Co	6,821	1,735
Biogen Inc *	3,406	943
Bio-Rad Laboratories Inc, Cl A *	531	223
Bio-Techne Corp	3,752	311
Boston Scientific Corp *	34,076	1,577
Bristol-Myers Squibb Co	50,632	3,643
Cardinal Health Inc	6,259	481
Catalent Inc *	4,300	194
Centene Corp *	13,489	1,106
Charles River Laboratories International Inc *	1,160	253
Cigna Corp	7,243	2,400
Cooper Cos Inc/The, Cl A	1,204	398
CVS Health Corp	31,276	2,915
Danaher Corp, Cl A	15,555	4,129
DaVita Inc *	1,356	101
DENTSPLY SIRONA Inc	5,209	166
Dexcom Inc *	9,172	1,039
Edwards Lifesciences Corp, Cl A *	14,749	1,100
Elevance Health Inc	5,671	2,909
Eli Lilly & Co	18,762	6,864
Gilead Sciences Inc	29,814	2,559
HCA Healthcare Inc	5,039	1,209
Henry Schein Inc *	3,200	256
Hologic Inc *	6,000	449
Humana Inc	3,031	1,552
IDEXX Laboratories Inc *	1,923	785
Illumina Inc *	3,696	747
Incyte Corp *	4,400	353
Intuitive Surgical Inc *	8,407	2,231
IQVIA Holdings Inc *	4,396	901
Johnson & Johnson	62,189	10,986
Laboratory Corp of America Holdings	2,110	497

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
McKesson Corp	3,343	$1,254
Medtronic PLC	31,679	2,462
Merck & Co Inc	60,314	6,692
Mettler-Toledo International Inc *	554	801
Moderna Inc *	7,900	1,419
Molina Healthcare Inc *	1,379	455
Organon & Co	6,017	168
PerkinElmer Inc	2,998	420
Pfizer Inc	133,601	6,846
Quest Diagnostics Inc	2,724	426
Regeneron Pharmaceuticals Inc *	2,544	1,836
ResMed Inc	3,509	730
STERIS PLC	2,345	433
Stryker Corp	8,026	1,962
Teleflex Inc	1,129	282
Thermo Fisher Scientific Inc	9,318	5,131
UnitedHealth Group Inc	22,219	11,780
Universal Health Services Inc, Cl B	1,500	211
Vertex Pharmaceuticals Inc *	6,127	1,769
Viatris Inc, Cl W *	28,757	320
Waters Corp *	1,372	470
West Pharmaceutical Services Inc	1,722	405
Zimmer Biomet Holdings Inc	4,974	634
Zoetis Inc, Cl A	11,045	1,619

		120,873
Industrials — 8.6%
3M Co	13,171	1,580
A O Smith Corp	3,100	177
Alaska Air Group Inc *	3,100	133
Allegion PLC	2,070	218
American Airlines Group Inc *	15,809	201
AMETEK Inc	5,500	769
Boeing Co/The *	13,335	2,540
Carrier Global Corp	19,831	818
Caterpillar Inc, Cl A	12,334	2,955
CH Robinson Worldwide Inc	2,805	257
Cintas Corp	2,032	918
Copart Inc *	10,200	621
CoStar Group Inc *	9,400	726
CSX Corp	49,999	1,549
Cummins Inc	3,398	823
Deere & Co	6,511	2,792
Delta Air Lines Inc, Cl A *	15,213	500
Dover Corp	3,337	452
Eaton Corp PLC	9,420	1,478
Emerson Electric Co	14,075	1,352
Equifax Inc	2,889	562
Expeditors International of Washington Inc	3,777	393
Fastenal Co, Cl A	13,618	644
FedEx Corp	5,711	989
Fortive Corp	8,487	545

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Generac Holdings Inc *	1,554	$156
General Dynamics Corp	5,344	1,326
General Electric Co	25,988	2,178
Honeywell International Inc	16,020	3,433
Howmet Aerospace Inc	8,878	350
Huntington Ingalls Industries Inc, Cl A	947	218
IDEX Corp	1,800	411
Illinois Tool Works Inc	6,665	1,468
Ingersoll Rand Inc	9,633	503
Jacobs Solutions Inc	3,062	368
JB Hunt Transport Services Inc	1,951	340
Johnson Controls International PLC	16,372	1,048
L3Harris Technologies Inc	4,509	939
Leidos Holdings Inc	3,243	341
Lockheed Martin Corp	5,528	2,689
Masco Corp	5,384	251
Nordson Corp	1,300	309
Norfolk Southern Corp	5,486	1,352
Northrop Grumman Corp	3,430	1,871
Old Dominion Freight Line Inc, Cl A	2,144	608
Otis Worldwide Corp	9,950	779
PACCAR Inc	8,267	818
Parker-Hannifin Corp, Cl A	3,071	894
Pentair PLC	3,866	174
Quanta Services Inc	3,418	487
Raytheon Technologies Corp	35,028	3,535
Republic Services Inc	4,883	630
Robert Half International Inc	2,632	194
Rockwell Automation Inc	2,726	702
Rollins Inc	5,500	201
Snap-on Inc	1,307	299
Southwest Airlines Co, Cl A	14,162	477
Stanley Black & Decker Inc	3,508	264
Textron Inc	5,007	355
Trane Technologies PLC	5,470	919
TransDigm Group Inc *	1,220	768
Union Pacific Corp	14,641	3,032
United Airlines Holdings Inc *	7,800	294
United Parcel Service Inc, Cl B	17,368	3,019
United Rentals Inc *	1,614	574
Verisk Analytics Inc, Cl A	3,666	647
Waste Management Inc	8,928	1,401
Westinghouse Air Brake Technologies Corp	4,371	436
WW Grainger Inc	1,064	592
Xylem Inc/NY	4,300	475

		66,117
Information Technology — 25.5%
Accenture PLC, Cl A	15,008	4,005
Adobe Inc *	11,047	3,718
Advanced Micro Devices Inc *	38,425	2,489
Akamai Technologies Inc *	3,704	312

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amphenol Corp, Cl A	14,160	$1,078
Analog Devices Inc	12,272	2,013
ANSYS Inc *	2,107	509
Apple Inc	355,629	46,207
Applied Materials Inc	20,441	1,991
Arista Networks Inc *	5,870	712
Autodesk Inc, Cl A *	5,155	963
Automatic Data Processing Inc	9,865	2,356
Broadcom Inc	9,651	5,396
Broadridge Financial Solutions Inc	2,784	373
Cadence Design Systems Inc *	6,551	1,052
CDW Corp/DE	3,247	580
Ceridian HCM Holding Inc *	3,500	225
Cisco Systems Inc	97,678	4,653
Cognizant Technology Solutions Corp, Cl A	12,305	704
Corning Inc, Cl B	18,108	578
DXC Technology Co *	5,630	149
Enphase Energy Inc *	3,200	848
EPAM Systems Inc *	1,400	459
F5 Inc, Cl A *	1,460	210
Fidelity National Information Services Inc, Cl B	14,165	961
First Solar Inc *	2,400	360
Fiserv Inc, Cl A *	15,072	1,523
FleetCor Technologies Inc *	1,729	318
Fortinet Inc *	15,490	757
Gartner Inc *	1,856	624
Gen Digital Inc	13,747	295
Global Payments Inc	6,483	644
Hewlett Packard Enterprise Co	30,891	493
HP Inc	21,072	566
Intel Corp	97,937	2,589
International Business Machines Corp	21,468	3,025
Intuit Inc	6,659	2,592
Jack Henry & Associates Inc	1,700	298
Juniper Networks Inc	7,600	243
Keysight Technologies Inc *	4,232	724
KLA Corp	3,377	1,273
Lam Research Corp	3,224	1,355
Mastercard Inc, Cl A	20,156	7,009
Microchip Technology Inc	13,113	921
Micron Technology Inc	25,869	1,293
Microsoft Corp	177,284	42,516
Monolithic Power Systems Inc	1,050	371
Motorola Solutions Inc	3,982	1,026
NetApp Inc	5,185	311
NVIDIA Corp	59,297	8,666
NXP Semiconductors NV	6,176	976
ON Semiconductor Corp *	10,300	642
Oracle Corp, Cl B	36,571	2,989
Paychex Inc	7,669	886
Paycom Software Inc *	1,159	360

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PayPal Holdings Inc *	27,129	$1,932
PTC Inc *	2,457	295
Qorvo Inc *	2,400	218
QUALCOMM Inc	26,632	2,928
Roper Technologies Inc	2,513	1,086
Salesforce Inc *	23,767	3,151
Seagate Technology Holdings PLC	4,600	242
ServiceNow Inc *	4,820	1,871
Skyworks Solutions Inc	3,816	348
SolarEdge Technologies Inc *	1,300	368
Synopsys Inc *	3,671	1,172
TE Connectivity Ltd	7,609	874
Teledyne Technologies Inc *	1,118	447
Teradyne Inc	3,715	325
Texas Instruments Inc	21,644	3,576
Trimble Inc *	5,800	293
Tyler Technologies Inc *	1,020	329
VeriSign Inc *	2,195	451
Visa Inc, Cl A	38,900	8,082
Western Digital Corp *	7,474	236
Zebra Technologies Corp, Cl A *	1,173	301

		196,711
Materials — 2.7%
Air Products and Chemicals Inc	5,266	1,623
Albemarle Corp	2,757	598
Amcor PLC	35,732	426
Avery Dennison Corp	1,964	356
Ball Corp	7,472	382
Celanese Corp, Cl A	2,352	240
CF Industries Holdings Inc	4,650	396
Corteva Inc	17,073	1,004
Dow Inc	16,806	847
DuPont de Nemours Inc	11,799	810
Eastman Chemical Co	2,820	230
Ecolab Inc	5,916	861
FMC Corp	3,000	374
Freeport-McMoRan Inc, Cl B	34,063	1,294
International Flavors & Fragrances Inc	6,026	632
International Paper Co	8,452	293
Linde PLC	11,746	3,831
LyondellBasell Industries NV, Cl A	6,074	504
Martin Marietta Materials Inc, Cl A	1,469	496
Mosaic Co/The	8,109	356
Newmont Corp	18,925	893
Nucor Corp	6,127	808
Packaging Corp of America	2,200	281
PPG Industries Inc	5,605	705
Sealed Air Corp	3,528	176
Sherwin-Williams Co/The, Cl A	5,645	1,340
Steel Dynamics Inc	4,000	391
Vulcan Materials Co	3,149	551

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Westrock Co	6,184	$217

		20,915
Real Estate — 2.7%
Alexandria Real Estate Equities Inc ‡	3,560	519
American Tower Corp, Cl A ‡	11,097	2,351
AvalonBay Communities Inc ‡	3,328	538
Boston Properties Inc ‡	3,400	230
Camden Property Trust ‡	2,500	280
CBRE Group Inc, Cl A *	7,509	578
Crown Castle Inc ‡	10,264	1,392
Digital Realty Trust Inc, Cl A ‡	6,869	689
Equinix Inc ‡	2,196	1,438
Equity Residential ‡	8,044	475
Essex Property Trust Inc ‡	1,521	322
Extra Space Storage Inc ‡	3,199	471
Federal Realty Investment Trust ‡	1,700	172
Healthpeak Properties Inc ‡	12,800	321
Host Hotels & Resorts Inc ‡	16,974	272
Invitation Homes Inc ‡	13,900	412
Iron Mountain Inc ‡	6,938	346
Kimco Realty Corp ‡	14,713	312
Mid-America Apartment Communities Inc ‡	2,740	430
Prologis Inc ‡	21,980	2,478
Public Storage ‡	3,787	1,061
Realty Income Corp ‡	14,700	932
Regency Centers Corp ‡	3,699	231
SBA Communications Corp, Cl A ‡	2,549	714
Simon Property Group Inc ‡	7,806	917
UDR Inc ‡	7,200	279
Ventas Inc ‡	9,532	429
VICI Properties Inc ‡	22,900	742
Vornado Realty Trust ‡	3,777	79
Welltower Inc ‡	11,000	721
Weyerhaeuser Co ‡	17,661	547

		20,678
Utilities — 3.1%
AES Corp/The	15,890	457
Alliant Energy Corp	6,000	331
Ameren Corp	6,153	547
American Electric Power Co Inc	12,215	1,160
American Water Works Co Inc	4,276	652
Atmos Energy Corp	3,300	370
CenterPoint Energy Inc	14,985	449
CMS Energy Corp	6,901	437
Consolidated Edison Inc	8,436	804
Constellation Energy Corp	7,751	668
Dominion Energy Inc	19,830	1,216
DTE Energy Co	4,570	537
Duke Energy Corp	18,291	1,884
Edison International	9,057	576
Entergy Corp	4,826	543

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Evergy Inc	5,499	$346
Exelon Corp	23,655	1,023
FirstEnergy Corp	12,923	542
NextEra Energy Inc	47,280	3,953
NiSource Inc	9,644	264
NRG Energy Inc	5,481	174
PG&E Corp *	38,300	623
Pinnacle West Capital Corp	2,749	209
PPL Corp	17,471	511
Public Service Enterprise Group Inc	11,830	725
Sempra Energy	7,445	1,151
Southern Co/The	25,919	1,851
WEC Energy Group Inc	7,471	700

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	13,036	$914

		23,617
Total Common Stock
(Cost $227,601) ($ Thousands)		764,268

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	4,497,287	4,497

Total Cash Equivalent
(Cost $4,497) ($ Thousands)		4,497

Total Investments in Securities — 99.8%
(Cost $232,098) ($ Thousands)		$768,765

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	31	Mar-2023	$6,146	$5,985	$(161)

Percentages are based on Net Assets of $770,068 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$(1)	$ —	$—	$—	$5	$—
SEI Daily Income Trust, Government Fund, Cl F	2,986	38,199	(36,688)	—	—	4,497	26	—
Totals	$2,987	$38,199	$(36,689)	$—	$—	$4,497	$31	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 2.3%
Audacy Inc, Cl A *	592,560	$133
Bandwidth Inc, Cl A *	29,320	673
Cable One Inc	1,634	1,163
Cinemark Holdings Inc *	201,522	1,745
Cogent Communications Holdings Inc	17,924	1,023
IDT Corp, Cl B *	13,680	385
Integral Ad Science Holding Corp *	20,420	180
Iridium Communications Inc	29,929	1,538
Liberty Latin America Ltd, Cl A *	34,460	260
Lions Gate Entertainment Corp, Cl A *	210,568	1,202
Magnite Inc *	46,169	489
Nexstar Media Group Inc, Cl A	6,883	1,205
PubMatic Inc, Cl A *	20,300	260
Shutterstock Inc	20,903	1,102
TEGNA Inc	11,668	247
Thryv Holdings Inc *	13,550	258
Vimeo Inc *	41,530	143
Ziff Davis Inc *	8,487	671

		12,677
Consumer Discretionary — 11.3%
2U Inc *	28,330	178
Aaron's Co Inc/The	88,735	1,060
Academy Sports & Outdoors Inc	15,664	823
ADT Inc	79,921	725
Advance Auto Parts Inc	6,195	911
American Eagle Outfitters Inc *	295,796	4,129
Beazer Homes USA Inc, Cl A *	44,788	572
Biglari Holdings Inc, Cl B *	1,926	267
BJ's Restaurants Inc *	19,710	520
Bloomin' Brands Inc	134,700	2,710
Bluegreen Vacations Holding Corp, Cl A	30,461	760
Brinker International Inc *	111,266	3,551
Brunswick Corp/DE	17,191	1,239
Buckle Inc/The	5,800	263
Build-A-Bear Workshop Inc *	41,640	993
Caleres Inc	17,380	387
Carter's Inc	16,366	1,221
Cavco Industries Inc *	2,919	660
Century Casinos Inc *	33,632	236
Chico's FAS Inc *	91,830	452
Churchill Downs Inc	6,875	1,454
Chuy's Holdings Inc *	38,243	1,082
Crocs Inc *	9,000	976
Deckers Outdoor Corp *	1,600	639
Destination XL Group Inc *	164,086	1,108
Dick's Sporting Goods Inc	3,842	462
Dillard's Inc, Cl A	1,700	549
Domino's Pizza Inc	2,828	980
Dorman Products Inc *	10,436	844
Duolingo Inc, Cl A *	6,400	455

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ethan Allen Interiors Inc	42,120	$1,113
Express Inc *	118,090	121
First Watch Restaurant Group Inc *	58,864	796
Goodyear Tire & Rubber Co/The *	48,899	496
Haverty Furniture Cos Inc	34,149	1,021
Hibbett Inc	5,973	407
JAKKS Pacific Inc *	26,043	456
Latham Group Inc *	43,731	141
Legacy Housing Corp *	35,791	679
Lifetime Brands Inc	14,566	111
Light & Wonder Inc, Cl A *	7,890	462
Lindblad Expeditions Holdings Inc *	35,490	273
Lovesac Co/The *	34,210	753
Marine Products Corp	14,288	168
MarineMax Inc *	6,130	191
MasterCraft Boat Holdings Inc *	30,100	779
Modine Manufacturing Co *	167,026	3,317
Monarch Casino & Resort Inc *	5,395	415
Monro Inc	21,396	967
Movado Group Inc	35,136	1,133
Murphy USA Inc	7,920	2,214
NEOGAMES SA *	15,370	187
Noodles & Co, Cl A *	31,075	171
OneWater Marine Inc, Cl A *	17,764	508
Oxford Industries Inc, Cl A	4,662	434
Pool Corp	3,177	961
Porch Group Inc *	173,380	326
Ruth's Hospitality Group Inc	19,400	300
Shoe Carnival Inc	23,518	562
Steven Madden Ltd	22,812	729
Target Hospitality Corp *	67,174	1,017
Topgolf Callaway Brands Corp *	41,185	813
Travel + Leisure Co	28,933	1,053
Udemy Inc *	46,324	489
Urban Outfitters Inc *	125,552	2,994
Vivint Smart Home Inc *	51,064	608
Wingstop Inc, Cl A	14,199	1,954
Winmark Corp	648	153
WW International Inc *	63,900	247
Xponential Fitness Inc, Cl A *	48,370	1,109
YETI Holdings Inc *	9,647	399

		61,233
Consumer Staples — 3.7%
Cal-Maine Foods Inc	12,053	656
Casey's General Stores Inc	8,076	1,812
Celsius Holdings Inc *	5,884	612
elf Beauty Inc *	27,322	1,511
Fresh Market Inc *	19,578	—
Hain Celestial Group Inc/The *	29,717	481
Hostess Brands Inc, Cl A *	79,823	1,791
Ingles Markets Inc, Cl A	6,280	606

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ingredion Inc	11,936	$1,169
Inter Parfums Inc	13,413	1,295
Lancaster Colony Corp	5,352	1,056
MGP Ingredients Inc	14,762	1,570
Natural Grocers by Vitamin Cottage Inc	32,460	297
Performance Food Group Co *	27,732	1,619
Pilgrim's Pride Corp *	90,156	2,140
Post Holdings Inc *	4,734	427
TreeHouse Foods Inc *	29,632	1,463
Village Super Market Inc, Cl A	18,788	438
Vital Farms Inc *	40,314	601
Weis Markets Inc	6,630	546

		20,090
Energy — 8.9%
Alto Ingredients Inc *	142,485	410
Ardmore Shipping Corp *	48,126	693
Berry Corp	125,085	1,001
Bristow Group Inc *	40,488	1,098
Cactus Inc, Cl A	21,331	1,072
Centrus Energy Corp, Cl A *	23,824	774
ChampionX Corp	64,846	1,880
Chord Energy Corp	9,675	1,324
Civitas Resources Inc	14,640	848
Coterra Energy Inc	37,020	910
Crescent Point Energy Corp	63,692	455
Delek US Holdings Inc	141,194	3,812
DHT Holdings Inc	113,341	1,006
Diamondback Energy Inc, Cl A	6,929	948
Earthstone Energy Inc, Cl A *	37,500	534
Expro Group Holdings NV *	33,209	602
Golar LNG Ltd *	28,279	644
Helix Energy Solutions Group Inc *	163,007	1,203
Helmerich & Payne Inc	29,359	1,455
HF Sinclair Corp	59,332	3,079
International Seaways Inc	27,666	1,024
Liberty Energy Inc, Cl A	44,309	709
Murphy Oil Corp	23,267	1,001
NexTier Oilfield Solutions Inc *	61,965	573
Noble Corp PLC *	15,200	573
Northern Oil and Gas Inc	58,766	1,811
NOV Inc	22,500	470
Oil States International Inc *	33,050	247
Par Pacific Holdings Inc *	46,666	1,085
Patterson-UTI Energy Inc	41,559	700
PBF Energy Inc, Cl A	27,516	1,122
PDC Energy Inc, Cl A	21,081	1,338
Permian Resources Corp, Cl A	53,000	498
Ranger Energy Services Inc, Cl A *	55,500	611
REX American Resources Corp *	34,989	1,115
RPC Inc	93,620	832
Scorpio Tankers Inc	24,749	1,331

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Select Energy Services Inc, Cl A	53,224	$492
SFL Corp Ltd	133,288	1,229
SM Energy Co	9,926	346
Solaris Oilfield Infrastructure Inc, Cl A	84,396	838
Southwestern Energy Co *	338,586	1,981
Talos Energy Inc *	29,210	551
Teekay Tankers Ltd, Cl A *	50,910	1,569
TETRA Technologies Inc *	36,250	125
Tidewater Inc *	20,700	763
VAALCO Energy Inc	128,230	585
Weatherford International PLC *	13,500	687

		47,954
Financials — 18.4%
1st Source Corp	18,569	986
AFC Gamma Inc ‡	8,790	138
Amalgamated Financial Corp	47,013	1,083
Ambac Financial Group Inc *	59,900	1,045
American Equity Investment Life Holding Co	93,109	4,248
Argo Group International Holdings Ltd	39,694	1,026
Arrow Financial Corp	5,539	188
AssetMark Financial Holdings Inc *	22,648	521
Associated Banc-Corp	25,178	581
Atlanticus Holdings Corp *	21,406	561
Bank of Marin Bancorp	9,639	317
Bank of NT Butterfield & Son Ltd/The	18,054	538
Bank OZK	33,567	1,345
BankUnited Inc	133,136	4,523
Bridgewater Bancshares Inc *	7,724	137
Byline Bancorp Inc	12,540	288
Cambridge Bancorp	1,614	134
Capital Bancorp Inc	13,584	320
Capital City Bank Group Inc	18,019	586
Carter Bankshares Inc *	15,208	252
Cathay General Bancorp	16,297	665
Central Pacific Financial Corp	19,330	392
Chimera Investment Corp ‡	134,917	742
Civista Bancshares Inc	18,241	401
CNB Financial Corp/PA	5,880	140
CNO Financial Group Inc	161,266	3,685
Coastal Financial Corp/WA *	31,077	1,477
Cohen & Steers Inc	15,696	1,013
Community Trust Bancorp Inc	7,810	359
Crawford & Co, Cl A	22,240	124
CrossFirst Bankshares Inc *	22,630	281
CVB Financial Corp	39,625	1,020
Enova International Inc *	8,640	331
Enterprise Financial Services Corp	19,300	945
Equity Bancshares Inc, Cl A	11,560	378
Esquire Financial Holdings Inc	9,954	431
FactSet Research Systems Inc	2,856	1,146
Farmers National Banc Corp	21,024	297

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Federated Hermes Inc, Cl B	18,298	$664
Financial Institutions Inc	15,449	376
First Bancshares Inc/The	15,413	493
First Busey Corp	22,700	561
First Commonwealth Financial Corp	142,111	1,985
First Community Bankshares Inc	17,640	598
First Financial Corp/IN	18,597	857
First Interstate BancSystem Inc, Cl A	64,555	2,495
First of Long Island Corp/The	12,271	221
FNB Corp/PA	195,840	2,556
Globe Life Inc	9,479	1,143
Great Southern Bancorp Inc	8,100	482
Hamilton Lane Inc, Cl A	14,968	956
Hanmi Financial Corp	23,660	585
HarborOne Bancorp Inc	16,352	227
HBT Financial Inc	26,450	518
Heritage Commerce Corp	44,663	581
Home BancShares Inc/AR	61,365	1,398
HomeTrust Bancshares Inc	12,200	295
Independent Bank Corp	23,118	1,952
Independent Bank Corp/MI	25,550	611
Investar Holding Corp	23,633	509
Kinsale Capital Group Inc	1,475	386
Lakeland Bancorp Inc	13,850	244
Lincoln National Corp	71,250	2,189
Macatawa Bank Corp	56,098	619
Mercantile Bank Corp	12,752	427
Merchants Bancorp/IN	21,630	526
Metrocity Bankshares Inc	11,856	256
Metropolitan Bank Holding Corp *	16,530	970
MGIC Investment Corp	52,276	680
Mid Penn Bancorp Inc	3,930	118
Morningstar Inc, Cl A	4,611	999
National Bank Holdings Corp, Cl A	13,326	561
National Western Life Group Inc, Cl A	750	211
NBT Bancorp Inc	9,000	391
Nicolet Bankshares Inc *	7,009	559
NMI Holdings Inc, Cl A *	23,020	481
Northfield Bancorp Inc	13,194	207
Northrim BanCorp Inc	10,535	575
OFG Bancorp	61,159	1,685
Old National Bancorp/IN, Cl A	264,182	4,750
Old Second Bancorp Inc	42,650	684
Oppenheimer Holdings Inc, Cl A	24,720	1,046
Origin Bancorp Inc	4,080	150
Orrstown Financial Services Inc	18,682	433
PacWest Bancorp	30,721	705
PCSB Financial Corp	15,800	301
Peapack-Gladstone Financial Corp	9,550	355
Peoples Bancorp Inc/OH	6,720	190
Peoples Financial Services Corp	7,134	370
Pinnacle Financial Partners Inc	18,393	1,350

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Popular Inc	14,547	$965
Preferred Bank/Los Angeles CA	9,422	703
Primerica Inc	8,553	1,213
Prosperity Bancshares Inc	16,281	1,183
Provident Bancorp Inc	22,886	167
RBB Bancorp	20,540	428
Regional Management Corp	25,347	712
RenaissanceRe Holdings Ltd	3,420	630
Renasant Corp	18,663	701
Republic First Bancorp Inc *	55,140	118
RLI Corp	4,400	578
S&T Bancorp Inc	18,991	649
ServisFirst Bancshares Inc	7,504	517
Silvergate Capital Corp, Cl A *	6,530	114
South Plains Financial Inc	4,763	131
Southern Missouri Bancorp Inc	4,691	215
SouthState Corp	14,082	1,075
Stellar Bancorp Inc	18,610	548
StepStone Group Inc, Cl A	14,875	374
StoneX Group Inc *	14,838	1,414
Summit Financial Group Inc	4,970	124
TrustCo Bank Corp NY	18,426	693
Trustmark Corp	16,632	581
Umpqua Holdings Corp	197,733	3,529
United Bankshares Inc/WV	12,137	491
Universal Insurance Holdings Inc	66,475	704
Univest Financial Corp	52,314	1,367
Washington Federal Inc	19,865	666
Westamerica BanCorp	10,407	614
Western Alliance Bancorp	23,355	1,391
Wintrust Financial Corp	20,464	1,730

		99,450
Health Care — 15.3%
2seventy bio Inc *	14,580	137
Acadia Healthcare Co Inc, Cl A *	8,824	726
Accolade Inc *	52,290	407
ADMA Biologics Inc *	140,000	543
Agenus Inc *	217,579	522
Akero Therapeutics Inc *	13,207	724
Alector Inc *	109,330	1,009
Alignment Healthcare Inc *	38,879	457
ALX Oncology Holdings Inc *	76,127	858
Amedisys Inc *	9,426	787
Amicus Therapeutics Inc *	50,670	619
AMN Healthcare Services Inc *	22,567	2,320
Amneal Pharmaceuticals Inc *	61,270	122
Amylyx Pharmaceuticals Inc *	15,400	569
Apellis Pharmaceuticals Inc *	10,981	568
Arcellx Inc *	33,115	1,026
Arcturus Therapeutics Holdings Inc *	10,257	174
Atea Pharmaceuticals Inc *	82,770	398

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avanos Medical Inc *	21,584	$584
Axogen Inc *	53,557	534
Axonics Inc *	9,646	603
BioLife Solutions Inc *	23,950	436
Bluebird Bio Inc *	65,710	455
Brookdale Senior Living Inc, Cl A *	47,438	129
Cara Therapeutics Inc *	28,050	301
CareDx Inc *	50,110	572
Castle Biosciences Inc *	10,150	239
Catalyst Pharmaceuticals Inc *	106,280	1,977
Celldex Therapeutics Inc *	12,000	535
Chemed Corp	2,913	1,487
Chinook Therapeutics Inc *	24,361	638
Co-Diagnostics Inc *	151,068	381
Collegium Pharmaceutical Inc *	53,220	1,235
Computer Programs and Systems Inc *	5,150	140
Cross Country Healthcare Inc *	79,341	2,108
Deciphera Pharmaceuticals Inc *	37,064	607
DICE Therapeutics Inc *	12,706	396
Eagle Pharmaceuticals Inc/DE *	20,310	594
Encompass Health Corp	45,646	2,730
Ensign Group Inc/The	17,357	1,642
Envista Holdings Corp *	26,921	906
Generation Bio Co *	35,081	138
Haemonetics Corp *	17,153	1,349
Halozyme Therapeutics Inc *	16,000	910
Harmony Biosciences Holdings Inc *	10,500	579
HealthEquity Inc *	9,169	565
HealthStream Inc *	25,294	628
Heron Therapeutics Inc *	64,380	161
Inhibrx Inc *	19,190	473
Innoviva Inc *	32,903	436
Inspire Medical Systems Inc *	5,285	1,331
Integra LifeSciences Holdings Corp *	58,392	3,274
Intra-Cellular Therapies Inc, Cl A *	10,944	579
Invitae Corp *	212,246	395
iRadimed Corp *	6,571	186
iTeos Therapeutics Inc *	43,940	858
IVERIC bio Inc *	22,823	489
Karuna Therapeutics Inc *	2,033	399
Karyopharm Therapeutics Inc *	39,070	133
Kiniksa Pharmaceuticals Ltd, Cl A *	56,592	848
Kodiak Sciences Inc *	79,980	573
Krystal Biotech Inc *	8,163	647
Lantheus Holdings Inc *	10,625	541
LeMaitre Vascular Inc	23,586	1,085
Madrigal Pharmaceuticals Inc *	3,124	907
MannKind Corp *	102,000	538
Merit Medical Systems Inc *	9,846	695
Mersana Therapeutics Inc *	108,848	638
Morphic Holding Inc *	4,860	130
Neurocrine Biosciences Inc *	5,790	692

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Neuronetics Inc *	79,000	$543
Nurix Therapeutics Inc *	50,060	550
NuVasive Inc *	15,581	643
OptimizeRx Corp *	12,815	215
Option Care Health Inc *	20,811	626
Organogenesis Holdings Inc, Cl A *	186,605	502
PDS Biotechnology Corp *	33,000	436
Penumbra Inc *	2,400	534
Perrigo Co PLC	27,200	927
PetIQ Inc, Cl A *	13,220	122
Phreesia Inc *	35,000	1,133
PMV Pharmaceuticals Inc *	24,940	217
Praxis Precision Medicines Inc *	69,090	164
Precigen Inc *	233,510	355
Premier Inc, Cl A	18,800	658
Prestige Consumer Healthcare Inc, Cl A *	34,399	2,153
Privia Health Group Inc *	25,048	569
Prometheus Biosciences Inc *	6,500	715
Protagonist Therapeutics Inc *	40,220	439
Prothena Corp PLC *	10,750	648
Provention Bio Inc *	58,000	613
PTC Therapeutics Inc *	13,829	528
Puma Biotechnology Inc *	12,359	52
Quest Diagnostics Inc	8,611	1,347
RAPT Therapeutics Inc *	60,450	1,197
Replimune Group Inc *	21,200	577
Rhythm Pharmaceuticals Inc *	20,433	595
Rigel Pharmaceuticals Inc *	193,906	291
Sana Biotechnology Inc *	75,620	299
Sarepta Therapeutics Inc *	3,658	474
Seer Inc, Cl A *	49,520	287
Seres Therapeutics Inc *	31,940	179
Shockwave Medical Inc *	2,481	510
SIGA Technologies Inc *	108,690	800
Silk Road Medical Inc *	10,700	565
STERIS PLC	7,119	1,315
Stoke Therapeutics Inc *	17,924	165
Supernus Pharmaceuticals Inc *	13,200	471
Sutro Biopharma Inc *	32,507	263
Tactile Systems Technology Inc *	86,813	997
TG Therapeutics Inc *	58,690	694
TransMedics Group Inc *	9,639	595
UFP Technologies Inc *	11,200	1,320
US Physical Therapy Inc	11,100	899
Utah Medical Products Inc	2,416	243
Vanda Pharmaceuticals Inc *	17,800	132
Vaxcyte Inc *	16,500	791
Ventyx Biosciences Inc *	15,300	502
Viemed Healthcare Inc *	79,182	599
ViewRay Inc *	115,030	515
Viking Therapeutics Inc *	70,701	665
Viridian Therapeutics Inc *	21,333	623

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Voyager Therapeutics Inc *	74,003	$451

		83,075
Industrials — 18.2%
AAON Inc	7,106	535
ABM Industries Inc	101,685	4,517
ACCO Brands Corp	520,101	2,907
Air Lease Corp, Cl A	29,838	1,146
Allison Transmission Holdings Inc	29,390	1,223
Alta Equipment Group Inc	44,588	588
Altra Industrial Motion Corp	33,888	2,025
Applied Industrial Technologies Inc, Cl A	12,304	1,551
Arcosa Inc	10,028	545
Argan Inc	16,477	608
Array Technologies Inc *	23,675	458
Atkore Inc *	6,550	743
AZEK Co Inc/The, Cl A *	34,601	703
Barrett Business Services Inc	9,003	840
Booz Allen Hamilton Holding Corp, Cl A	11,515	1,204
Bowman Consulting Group Ltd, Cl A *	19,238	420
Brady Corp, Cl A	13,203	622
BWX Technologies Inc, Cl W	39,111	2,272
CACI International Inc, Cl A *	4,434	1,333
Carlisle Cos Inc	3,902	920
Casella Waste Systems Inc, Cl A *	8,440	669
CBIZ Inc *	27,617	1,294
CECO Environmental Corp *	63,014	736
CIRCOR International Inc *	35,735	856
Clean Harbors Inc *	15,080	1,721
Comfort Systems USA Inc	12,126	1,395
Costamare Inc	39,644	368
Covenant Logistics Group Inc, Cl A	16,150	558
CRA International Inc	5,286	647
CSW Industrials Inc	5,396	626
Curtiss-Wright Corp	3,750	626
Daseke Inc *	87,234	496
Ducommun Inc *	7,899	395
Dycom Industries Inc *	5,650	529
EMCOR Group Inc	18,815	2,787
Enerpac Tool Group Corp, Cl A	22,943	584
Ennis Inc	47,373	1,050
EnPro Industries Inc	15,868	1,725
Federal Signal Corp	14,600	678
First Advantage Corp *	14,080	183
Fluor Corp *	20,600	714
Forrester Research Inc *	10,498	375
Forward Air Corp	5,319	558
Franklin Covey Co *	22,442	1,050
Gates Industrial Corp PLC *	56,352	643
GATX Corp	4,280	455
Genco Shipping & Trading Ltd	9,333	143
GFL Environmental Inc	41,069	1,200

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GMS Inc *	9,375	$467
Griffon Corp	34,398	1,231
H&E Equipment Services Inc	15,262	693
Harsco Corp *	36,576	230
Heartland Express Inc	37,170	570
Heidrick & Struggles International Inc	16,326	457
Heritage-Crystal Clean Inc *	35,006	1,137
Hexcel Corp, Cl A	15,369	904
Hillenbrand Inc	30,147	1,286
Hub Group Inc, Cl A *	6,535	519
Hudson Technologies Inc *	159,040	1,609
Huron Consulting Group Inc *	44,410	3,224
Insperity Inc, Cl A	16,749	1,903
Interface Inc, Cl A	20,583	203
ITT Inc	16,545	1,342
Kelly Services Inc, Cl A	24,618	416
Kennametal Inc	18,141	436
Kimball International Inc, Cl B	55,988	364
Korn Ferry	18,880	956
Landstar System Inc	7,174	1,169
LSI Industries Inc	61,107	748
Marten Transport Ltd	35,493	702
Masonite International Corp *	11,206	903
MasTec Inc *	3,514	300
Mayville Engineering Co Inc *	18,945	240
McGrath RentCorp	6,903	682
MRC Global Inc *	52,477	608
Nordson Corp	4,306	1,024
Northwest Pipe Co *	16,705	563
NOW Inc *	49,521	629
PAM Transportation Services Inc *	24,986	647
Parsons Corp *	13,000	601
PGT Innovations Inc *	32,546	585
Quanex Building Products Corp	25,057	593
Radiant Logistics Inc *	130,025	662
Regal Rexnord Corp	9,560	1,147
Resources Connection Inc	66,565	1,223
Rush Enterprises Inc, Cl A	14,481	757
Safe Bulkers Inc	269,660	785
Shoals Technologies Group Inc, Cl A *	40,068	988
Simpson Manufacturing Co Inc	4,966	440
SP Plus Corp *	16,879	586
SPX Technologies Inc *	8,700	571
Standex International Corp	20,764	2,126
Sterling Infrastructure Inc *	55,760	1,829
Terex Corp	25,627	1,095
Tetra Tech Inc	8,828	1,282
Thermon Group Holdings Inc *	13,190	265
Titan Machinery Inc *	42,391	1,684
TPI Composites Inc *	26,670	270
TrueBlue Inc *	20,210	396
UFP Industries Inc	12,018	952

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UniFirst Corp/MA	5,563	$1,074
Universal Logistics Holdings Inc	8,740	292
V2X Inc *	13,330	550
Valmont Industries Inc	6,537	2,162
WESCO International Inc *	6,030	755
WillScot Mobile Mini Holdings Corp, Cl A *	13,300	601

		98,654
Information Technology — 12.9%
8x8 Inc *	142,560	616
A10 Networks Inc	69,569	1,157
Aehr Test Systems *	21,360	429
Agilysys Inc *	18,194	1,440
Alkami Technology Inc *	57,191	834
Allegro MicroSystems Inc *	19,700	591
Alpha & Omega Semiconductor Ltd *	14,970	428
Amkor Technology Inc	22,700	544
Amplitude Inc, Cl A *	26,310	318
Appfolio Inc, Cl A *	5,272	556
Aviat Networks Inc *	15,520	484
AvidXchange Holdings Inc *	18,800	187
Axcelis Technologies Inc *	15,328	1,216
AXT Inc *	74,345	326
Badger Meter Inc	6,700	730
Bel Fuse Inc, Cl B	18,593	612
Belden Inc	31,051	2,233
Box Inc, Cl A *	48,625	1,514
Broadridge Financial Solutions Inc	6,517	874
Calix Inc *	22,693	1,553
Cambium Networks Corp *	6,380	138
Cass Information Systems Inc	11,720	537
Clearfield Inc *	7,045	663
Cognex Corp	14,467	682
CommScope Holding Co Inc *	79,692	586
CSG Systems International Inc	7,647	437
Diebold Nixdorf Inc *	106,140	151
Digi International Inc *	41,765	1,526
Diodes Inc *	11,366	865
eGain Corp *	59,536	538
EngageSmart Inc *	29,083	512
Entegris Inc	16,813	1,103
ExlService Holdings Inc *	14,323	2,427
Extreme Networks Inc *	41,937	768
Fabrinet *	10,322	1,324
Grid Dynamics Holdings Inc *	43,640	490
Hackett Group Inc/The	49,277	1,004
Harmonic Inc, Cl A *	128,943	1,689
I3 Verticals Inc, Cl A *	8,772	213
Impinj Inc *	11,503	1,256
International Money Express Inc *	23,447	571
Jack Henry & Associates Inc	6,106	1,072
Kimball Electronics Inc *	7,750	175

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kulicke & Soffa Industries Inc	24,289	$1,075
Lattice Semiconductor Corp *	8,900	577
Littelfuse Inc	4,727	1,041
Lumentum Holdings Inc *	16,879	881
MACOM Technology Solutions Holdings Inc *	17,107	1,077
Mitek Systems Inc *	15,216	147
Model N Inc *	17,500	710
Napco Security Technologies Inc *	37,221	1,023
National Instruments Corp	27,505	1,015
Nutanix Inc, Cl A *	20,300	529
Payoneer Global Inc *	94,255	516
Paysafe Ltd *	29,707	413
PC Connection Inc *	21,707	1,018
PDF Solutions Inc *	19,350	552
Photronics Inc *	252,800	4,255
Plexus Corp *	12,050	1,240
Power Integrations Inc	16,011	1,148
PowerSchool Holdings Inc, Cl A *	27,200	628
Qualys Inc *	5,191	583
Rambus Inc *	41,822	1,498
Sanmina Corp *	18,352	1,051
ScanSource Inc *	5,410	158
ShotSpotter Inc *	14,801	501
Silicon Motion Technology Corp ADR	40,905	2,658
SPS Commerce Inc *	4,521	581
Super Micro Computer Inc *	64,903	5,328
Tenable Holdings Inc *	11,962	456
TTEC Holdings Inc	20,712	914
Universal Display Corp	10,701	1,156
Viavi Solutions Inc *	92,877	976
Vishay Precision Group Inc *	28,480	1,101

		70,175
Materials — 4.8%
Alamos Gold Inc, Cl A	64,558	653
Alpha Metallurgical Resources Inc	4,198	615
Aspen Aerogels Inc *	48,100	567
Axalta Coating Systems Ltd *	30,812	785
Balchem Corp	3,510	429
Cabot Corp	15,350	1,026
Chase Corp	6,220	537
Clearwater Paper Corp *	27,500	1,040
Commercial Metals Co, Cl A	81,906	3,956
Element Solutions Inc	49,661	903
Haynes International Inc	21,893	1,000
Ingevity Corp *	22,684	1,598
Innospec Inc	12,037	1,238
Livent Corp *	56,483	1,122
O-I Glass Inc, Cl I *	70,994	1,176
Olympic Steel Inc	17,626	592
Quaker Chemical Corp	4,842	808

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rayonier Advanced Materials Inc *	135,514	$1,301
Reliance Steel & Aluminum Co	6,432	1,302
Ryerson Holding Corp	35,280	1,068
Silgan Holdings Inc	21,861	1,133
SunCoke Energy Inc	140,830	1,215
Tredegar Corp	20,970	214
Valvoline Inc	30,224	987
Warrior Met Coal Inc	13,748	476

		25,741
Real Estate — 1.6%
Ashford Hospitality Trust Inc *‡	25,110	112
Corporate Office Properties Trust ‡	33,968	881
eXp World Holdings Inc ‡(A)	71,813	796
Hersha Hospitality Trust, Cl A ‡	12,750	109
Kennedy-Wilson Holdings Inc ‡	60,649	954
National Storage Affiliates Trust ‡	24,328	879
Newmark Group Inc, Cl A ‡	85,924	685
NexPoint Residential Trust Inc ‡	23,453	1,021
RMR Group Inc/The, Cl A ‡	9,710	274
Ryman Hospitality Properties Inc ‡	6,986	571
STAG Industrial Inc ‡	40,294	1,302
Terreno Realty Corp ‡	17,557	998

		8,582
Utilities — 1.3%
Algonquin Power & Utilities Corp (A)	65,113	424
Black Hills Corp, Cl A	12,481	878
Brookfield Infrastructure Corp, Cl A	17,600	685
Chesapeake Utilities Corp	4,850	573
IDACORP Inc, Cl A	10,281	1,109
Portland General Electric Co	35,035	1,717
Spire Inc	9,544	657
Unitil Corp	4,414	227
Via Renewables Inc, Cl A	26,008	133

		6,403
Total Common Stock
(Cost $461,118) ($ Thousands)		534,034

EXCHANGE TRADED FUND — 0.2%

iShares Russell 2000 Value ETF	6,165	855

Total Exchange Traded Fund
(Cost $922) ($ Thousands)		855

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
4.240% **†(B)	788,653	$788

Total Affiliated Partnership
(Cost $789) ($ Thousands)		788

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	6,217,388	6,217

Total Cash Equivalent
(Cost $6,217) ($ Thousands)		6,217

Total Investments in Securities — 100.2%
(Cost $469,046) ($ Thousands)		$541,894

Percentages are based on Net Assets of $540,995 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $781 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $788 ($ Thousands).

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Fund (Concluded)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$2,751	$7,014	$(8,977)	$—	$—	$788	$8	$—
SEI Daily Income Trust, Government Fund, Cl F	9,050	48,490	(51,323)	—	—	6,217	83	—
Totals	$11,801	$55,504	$(60,300)	$—	$—	$7,005	$91	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%

Communication Services — 4.7%
Advantage Solutions Inc *	22,958	$48
AMC Networks Inc, Cl A *	19,791	310
Cinemark Holdings Inc *	154,378	1,337
EchoStar Corp, Cl A *	11,616	194
Entravision Communications Corp, Cl A	19,713	95
IDT Corp, Cl B *	1,416	40
John Wiley & Sons Inc, Cl A	69,179	2,771
Lions Gate Entertainment Corp, Cl A *	159,888	913
Nexstar Media Group Inc, Cl A	38,637	6,763
Scholastic Corp, Cl B	8,400	331
Telephone and Data Systems Inc	28,539	299
Yelp Inc, Cl A *	4,612	126
Ziff Davis Inc *	56,239	4,448

		17,675
Consumer Discretionary — 12.7%
Aaron's Co Inc/The	32,783	392
American Axle & Manufacturing Holdings Inc *	75,586	591
American Eagle Outfitters Inc *	161,835	2,259
Big 5 Sporting Goods Corp (A)	6,921	61
Big Lots Inc	10,080	148
Biglari Holdings Inc, Cl B *	325	45
Bloomin' Brands Inc	142,563	2,868
Brinker International Inc *	83,992	2,680
Capri Holdings Ltd *	13,972	801
Carriage Services Inc, Cl A	14,603	402
Carter's Inc	8,930	666
Cato Corp/The, Cl A	6,012	56
Chico's FAS Inc *	37,293	184
Dick's Sporting Goods Inc	8,306	999
Ethan Allen Interiors Inc	7,992	211
Genesco Inc *	13,777	634
G-III Apparel Group Ltd *	22,248	305
Goodyear Tire & Rubber Co/The *	83,417	847
GoPro Inc, Cl A *	4,827	24
Group 1 Automotive Inc	8,068	1,455
Guess? inc, Cl 3	37,880	784
H&R Block Inc	41,922	1,531
Harley-Davidson Inc, Cl A	23,539	979
Haverty Furniture Cos Inc	28,221	844
Helen of Troy Ltd *	9,577	1,062
KB Home	22,601	720
La-Z-Boy Inc, Cl Z	50,944	1,163
Leslie's Inc *	131,374	1,604
Lithia Motors Inc, Cl A	13,746	2,814
Macy's Inc	57,831	1,194
MarineMax Inc *	6,250	195
MasterCraft Boat Holdings Inc *	5,463	141
MDC Holdings Inc	26,574	840
Meritage Homes Corp *	12,659	1,167

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Modine Manufacturing Co *	121,655	$2,416
Movado Group Inc	4,365	141
ODP Corp/The *	19,312	880
Perdoceo Education Corp *	21,965	305
PVH Corp	10,713	756
Qurate Retail Inc *	103,000	168
Rent-A-Center Inc/TX	24,169	545
Sally Beauty Holdings Inc *	55,179	691
Shoe Carnival Inc	1,654	40
Signet Jewelers Ltd	19,154	1,303
Sleep Number Corp *	5,412	141
Smith & Wesson Brands Inc	15,147	132
Sonic Automotive Inc, Cl A	23,206	1,143
Taylor Morrison Home Corp, Cl A *	31,342	951
Thor Industries Inc	9,906	748
Tri Pointe Homes Inc *	82,754	1,538
Tupperware Brands Corp *	64,997	269
Universal Technical Institute Inc *	9,294	62
Urban Outfitters Inc *	60,907	1,453
Victoria's Secret & Co *	64,563	2,310
Vista Outdoor Inc *	2,670	65
Winnebago Industries Inc	18,564	978
Zumiez Inc *	5,830	127

		47,828
Consumer Staples — 3.4%
Cal-Maine Foods Inc	2,249	122
Coca-Cola Consolidated Inc	2,124	1,088
Energizer Holdings Inc	24,109	809
Herbalife Nutrition Ltd *	21,359	318
Ingles Markets Inc, Cl A	16,931	1,633
Ingredion Inc	13,494	1,321
Nature's Sunshine Products Inc *	3,728	31
Nu Skin Enterprises Inc, Cl A	3,050	129
Pilgrim's Pride Corp *	67,925	1,612
SpartanNash Co	23,571	713
Spectrum Brands Holdings Inc	42,895	2,613
Sprouts Farmers Market Inc *	49,559	1,604
Village Super Market Inc, Cl A	15,136	353
Weis Markets Inc	3,733	307

		12,653
Energy — 7.6%
Arch Resources Inc	3,216	459
Bristow Group Inc *	7,575	206
California Resources Corp	27,998	1,218
Chord Energy Corp	7,938	1,086
Civitas Resources Inc	13,710	794
Comstock Resources Inc	65,620	900
CONSOL Energy Inc	1,178	77
Crescent Point Energy Corp	47,510	340
Delek US Holdings Inc	91,387	2,467
DHT Holdings Inc	40,688	361

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DT Midstream Inc	66,024	$3,648
HF Sinclair Corp	79,320	4,116
Magnolia Oil & Gas Corp, Cl A	128,615	3,016
Murphy Oil Corp	23,067	992
National Energy Services Reunited Corp *	4,990	35
PBF Energy Inc, Cl A	13,334	544
PDC Energy Inc, Cl A	27,799	1,765
REX American Resources Corp *	4,644	148
SFL Corp Ltd	69,620	642
Southwestern Energy Co *	259,549	1,518
Viper Energy Partners LP	51,451	1,636
W&T Offshore Inc *	181,259	1,011
World Fuel Services Corp	52,063	1,423

		28,402
Financials — 24.5%
Amalgamated Financial Corp	4,384	101
A-Mark Precious Metals Inc	6,350	221
American Equity Investment Life Holding Co	73,874	3,370
Apollo Commercial Real Estate Finance Inc ‡	28,013	301
Arbor Realty Trust Inc ‡	69,936	922
Argo Group International Holdings Ltd	30,839	797
Associated Banc-Corp	74,149	1,712
Axis Capital Holdings Ltd	15,974	865
B Riley Financial Inc	12,282	420
Banco Latinoamericano de Comercio Exterior SA, Cl E	40,533	657
Bank OZK	26,052	1,044
BankUnited Inc	107,031	3,636
Bankwell Financial Group Inc	1,565	46
Banner Corp	10,029	634
Bar Harbor Bankshares	4,295	138
BayCom Corp	5,529	105
BCB Bancorp Inc	4,000	72
Berkshire Hills Bancorp Inc	26,000	777
BGC Partners Inc, Cl A	598,373	2,256
Blue Ridge Bankshares Inc	5,776	72
BrightSpire Capital Inc, Cl A ‡	64,000	399
Business First Bancshares Inc	5,863	130
Camden National Corp	21,470	895
Capital Bancorp Inc	2,753	65
Capstar Financial Holdings Inc	4,268	75
Carlyle Secured Lending Inc	22,527	322
Carter Bankshares Inc *	7,203	119
Cathay General Bancorp	38,511	1,571
Central Pacific Financial Corp	26,324	534
Civista Bancshares Inc	4,598	101
CNB Financial Corp/PA	5,063	120
CNO Financial Group Inc	231,537	5,291
Columbia Banking System Inc	79,943	2,409
Community Trust Bancorp Inc	10,699	491

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cowen Inc, Cl A	8,176	$316
Crawford & Co, Cl A	5,820	32
Customers Bancorp Inc *	11,152	316
Donnelley Financial Solutions Inc *	28,127	1,087
Enova International Inc *	9,768	375
Enterprise Bancorp Inc	2,900	102
EZCORP Inc, Cl A *	15,751	128
Federated Hermes Inc, Cl B	28,016	1,017
Financial Institutions Inc	4,854	118
First American Financial Corp	11,142	583
First Bank/Hamilton NJ	4,774	66
First Busey Corp	49,133	1,215
First Business Financial Services Inc	2,400	88
First Commonwealth Financial Corp	174,666	2,440
First Financial Corp/IN	13,922	641
First Foundation Inc	15,500	222
First Guaranty Bancshares Inc	2,368	56
First Internet Bancorp	3,003	73
First Merchants Corp	58,056	2,387
Flushing Financial Corp	49,872	966
FNB Corp/PA	220,704	2,880
FS KKR Capital Corp	31,885	558
Fulton Financial Corp	64,683	1,089
Genworth Financial Inc, Cl A *	245,298	1,298
Great Southern Bancorp Inc	7,274	433
Greenlight Capital Re Ltd, Cl A *	9,121	74
Hancock Whitney Corp, Cl A	31,629	1,531
Hanmi Financial Corp	31,341	776
HarborOne Bancorp Inc	46,542	647
HBT Financial Inc	2,321	45
Hercules Capital Inc, Cl A (A)	50,909	673
Hilltop Holdings Inc	18,110	543
HomeStreet Inc	27,020	745
HomeTrust Bancshares Inc	4,006	97
Hope Bancorp Inc	103,253	1,323
Horizon Bancorp Inc/IN	3,050	46
Independent Bank Corp/MI	6,278	150
Invesco Mortgage Capital Inc ‡	20,821	265
Jackson Financial Inc, Cl A	22,618	787
Kearny Financial Corp/MD	52,484	533
Ladder Capital Corp, Cl A ‡	63,026	633
LendingClub Corp *	30,639	270
Lincoln National Corp	53,700	1,650
Luther Burbank Corp	5,044	56
Mercantile Bank Corp	4,399	147
Merchants Bancorp/IN	5,977	145
Metropolitan Bank Holding Corp *	3,100	182
MGIC Investment Corp	65,342	849
Mid Penn Bancorp Inc	4,546	136
Midland States Bancorp Inc	6,502	173
MidWestOne Financial Group Inc	4,386	139
MVB Financial Corp	3,000	66

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Navient Corp	59,521	$979
New Mountain Finance Corp	37,379	462
OceanFirst Financial Corp	17,718	376
OFG Bancorp	98,794	2,723
Old National Bancorp/IN, Cl A	161,431	2,903
Oppenheimer Holdings Inc, Cl A	4,859	206
Orrstown Financial Services Inc	3,530	82
Oscar Health Inc, Cl A *	16,935	42
Pacific Premier Bancorp Inc	55,084	1,738
PacWest Bancorp	146,917	3,372
Pathward Financial Inc	8,906	383
PCB Bancorp	3,500	62
Peapack-Gladstone Financial Corp	5,631	210
PennantPark Investment Corp	64,464	371
PennyMac Financial Services Inc	19,524	1,106
Peoples Bancorp Inc/OH	16,866	476
Peoples Financial Services Corp	2,240	116
Popular Inc	18,549	1,230
Provident Bancorp Inc	9,439	69
QCR Holdings Inc	5,210	259
Radian Group Inc	88,943	1,696
RBB Bancorp	4,906	102
Redwood Trust Inc ‡	46,399	314
Republic Bancorp Inc/KY, Cl A	10,270	420
Republic First Bancorp Inc *	13,454	29
Rithm Capital Corp ‡	115,768	946
Sierra Bancorp	4,509	96
Simmons First National Corp, Cl A	40,784	880
SiriusPoint Ltd *	26,044	154
SmartFinancial Inc	2,250	62
South Plains Financial Inc	3,417	94
Starwood Property Trust Inc ‡	163,649	3,000
Stewart Information Services Corp	1,532	65
Summit Financial Group Inc	3,604	90
Synovus Financial Corp	21,689	814
Third Coast Bancshares Inc *	4,000	74
TowneBank	21,204	654
Two Harbors Investment Corp ‡	11,596	183
Umpqua Holdings Corp	81,500	1,455
Universal Insurance Holdings Inc	24,840	263
Washington Federal Inc	29,863	1,002
Zions Bancorp NA	23,420	1,151

		92,544
Health Care — 5.6%
AbCellera Biologics Inc *	1,480	15
AMN Healthcare Services Inc *	29,161	2,998
Amneal Pharmaceuticals Inc *	99,560	198
Arcus Biosciences Inc *	8,877	184
Avanos Medical Inc *	3,419	92
Catalyst Pharmaceuticals Inc *	19,933	371
Co-Diagnostics Inc *	109,025	275

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Collegium Pharmaceutical Inc *	18,667	$433
Computer Programs and Systems Inc *	20,543	559
Corcept Therapeutics Inc *	2,148	44
Cross Country Healthcare Inc *	47,500	1,262
Dynavax Technologies Corp *	35,122	374
Eagle Pharmaceuticals Inc/DE *	3,432	100
Emergent BioSolutions Inc *	34,367	406
Enovis Corp *	40,187	2,151
Exelixis Inc *	92,093	1,477
Fulgent Genetics Inc *	6,500	193
Innoviva Inc *	47,095	624
Integra LifeSciences Holdings Corp *	26,332	1,476
Ironwood Pharmaceuticals Inc, Cl A *	157,754	1,955
iTeos Therapeutics Inc *	7,004	137
LivaNova PLC *	23,856	1,325
NextGen Healthcare Inc *	7,504	141
Pediatrix Medical Group Inc *	27,079	403
Premier Inc, Cl A	18,889	661
Prestige Consumer Healthcare Inc, Cl A *	26,128	1,636
Select Medical Holdings Corp	47,536	1,180
Vanda Pharmaceuticals Inc *	17,220	127
Varex Imaging Corp *	4,500	91
Veradigm Inc *	5,283	93
Zimvie Inc *	5,861	55

		21,036
Industrials — 13.6%
ABM Industries Inc	56,764	2,521
ACCO Brands Corp	507,591	2,837
AerSale Corp *	4,881	79
Alaska Air Group Inc *	16,559	711
Allison Transmission Holdings Inc	24,684	1,027
Apogee Enterprises Inc	15,668	697
ArcBest Corp	15,110	1,058
Argan Inc	754	28
Atkore Inc *	14,265	1,618
Atlas Air Worldwide Holdings Inc *	8,590	866
Boise Cascade Co	11,817	811
BWX Technologies Inc, Cl W	59,462	3,454
CoreCivic Inc *‡	19,750	228
Covenant Logistics Group Inc, Cl A	3,450	119
Deluxe Corp	13,854	235
Eagle Bulk Shipping Inc	2,647	132
EMCOR Group Inc	4,184	620
Encore Wire Corp	11,786	1,621
Ennis Inc	23,122	512
Esab Corp	40,778	1,913
Fluor Corp *	11,319	392
Genco Shipping & Trading Ltd	6,414	98
GXO Logistics Inc *	63,365	2,705
Heidrick & Struggles International Inc	5,834	163
Hillenbrand Inc	39,960	1,705

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hub Group Inc, Cl A *	724	$58
IAA Inc *	45,668	1,827
Interface Inc, Cl A	40,563	400
Kaman Corp, Cl A	35,988	803
KAR Auction Services Inc *	178,623	2,331
Kelly Services Inc, Cl A	42,427	717
Kennametal Inc	13,700	330
ManpowerGroup Inc	7,435	619
Matson Inc	10,098	631
MDU Resources Group Inc	26,754	812
Moog Inc, Cl A	12,478	1,095
Mueller Industries Inc	25,063	1,479
Park-Ohio Holdings Corp	11,604	142
Primoris Services Corp	28,879	634
Quanex Building Products Corp	7,497	177
Resources Connection Inc	4,918	90
Rush Enterprises Inc, Cl A	18,392	962
Ryder System Inc	16,552	1,383
Safe Bulkers Inc	26,340	77
SkyWest Inc *	9,274	153
Terex Corp	38,519	1,646
Timken Co/The	15,082	1,066
Titan Machinery Inc *	5,729	228
Triton International Ltd	24,968	1,717
TrueBlue Inc *	13,004	255
Tutor Perini Corp *	11,956	90
UFP Industries Inc	3,443	273
V2X Inc *	593	24
Wabash National Corp	45,802	1,035
Werner Enterprises Inc	24,308	979
WESCO International Inc *	13,994	1,752
XPO Inc *	28,284	942

		50,877
Information Technology — 10.4%
ACI Worldwide Inc *	113,028	2,600
Adeia Inc	29,641	281
Amkor Technology Inc	114,366	2,742
Avnet Inc	30,519	1,269
Benchmark Electronics Inc	27,947	746
Cirrus Logic Inc *	11,642	867
Conduent Inc *	52,230	212
Consensus Cloud Solutions Inc *	26,170	1,407
CSG Systems International Inc	16,439	940
Diodes Inc *	17,374	1,323
Euronet Worldwide Inc *	17,997	1,699
Insight Enterprises Inc *	6,347	636
Jabil Inc	31,912	2,176
Methode Electronics Inc	10,375	460
NCR Corp *	33,213	778
NetScout Systems Inc *	6,016	196
Paysafe Ltd *	9,033	125

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Photronics Inc *	168,555	$2,837
Rimini Street Inc *	7,468	28
Sanmina Corp *	52,176	2,989
ScanSource Inc *	16,155	472
Silicon Motion Technology Corp ADR	30,923	2,010
Super Micro Computer Inc *	37,121	3,048
TD SYNNEX Corp	9,457	896
Teledyne Technologies Inc *	3,622	1,448
TTM Technologies Inc *	62,107	937
Unisys Corp *	8,449	43
Verint Systems Inc *	90,094	3,269
Verra Mobility Corp, Cl A *	86,224	1,192
Vishay Intertechnology Inc	40,518	874
Xerox Holdings Corp	27,788	406

		38,906
Materials — 8.4%
AdvanSix Inc	23,928	910
Alamos Gold Inc, Cl A	49,850	504
Ashland Inc	33,894	3,645
Axalta Coating Systems Ltd *	121,344	3,091
Chemours Co/The	21,776	667
Clearwater Paper Corp *	4,378	166
Commercial Metals Co, Cl A	91,854	4,437
FMC Corp	23,114	2,885
FutureFuel Corp	8,285	67
Greif Inc, Cl A	27,595	1,850
Huntsman Corp	40,038	1,100
Ingevity Corp *	10,362	730
Koppers Holdings Inc	24,402	688
Kronos Worldwide Inc	1,434	13
Louisiana-Pacific Corp	12,731	754
Mativ Holdings Inc	23,449	490
Minerals Technologies Inc	1,186	72
O-I Glass Inc, Cl I *	51,317	850
Rayonier Advanced Materials Inc *	3,940	38
Schnitzer Steel Industries Inc, Cl A	13,519	414
Silgan Holdings Inc	129,936	6,736
SunCoke Energy Inc	93,296	805
TimkenSteel Corp *	7,730	140
Tredegar Corp	8,703	89
Valhi Inc	1,055	23
Warrior Met Coal Inc	13,035	452

		31,616
Real Estate — 6.4%
Acadia Realty Trust ‡	1,711	25
Alexander & Baldwin Inc ‡	11,457	215
American Assets Trust Inc ‡	21,681	575
Anywhere Real Estate Inc *	33,998	217
Apple Hospitality REIT Inc ‡	52,469	828
Brandywine Realty Trust ‡	60,921	375
Brixmor Property Group Inc ‡	30,839	699

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CareTrust REIT Inc ‡	23,568	$438
Chatham Lodging Trust ‡	48,074	590
City Office REIT Inc ‡	42,794	359
Corporate Office Properties Trust ‡	24,124	626
CTO Realty Growth Inc ‡	4,895	89
DiamondRock Hospitality Co ‡	6,594	54
Diversified Healthcare Trust ‡	48,583	31
Douglas Elliman Inc ‡	25,262	103
EPR Properties, Cl A ‡	18,681	705
Equity Commonwealth *‡	52,100	1,301
Forestar Group Inc *‡	7,553	116
Franklin Street Properties Corp ‡	96,591	264
Gaming and Leisure Properties Inc ‡	97,680	5,088
Global Net Lease Inc ‡	59,612	749
Industrial Logistics Properties Trust ‡	36,893	121
Kite Realty Group Trust ‡	34,398	724
LXP Industrial Trust, Cl B ‡	3,503	35
Marcus & Millichap Inc ‡	3,088	106
Medical Properties Trust Inc ‡	228,063	2,541
Newmark Group Inc, Cl A ‡	179,421	1,430
Office Properties Income Trust ‡	20,671	276
Paramount Group Inc ‡	2,496	15
Pebblebrook Hotel Trust ‡	4,360	58
Piedmont Office Realty Trust Inc, Cl A ‡	68,425	627
PotlatchDeltic Corp ‡	16,237	714
RLJ Lodging Trust ‡	16,338	173
Sabra Health Care Inc ‡	114,536	1,424
Service Properties Trust ‡	47,520	346
SITE Centers Corp ‡	4,500	61
Summit Hotel Properties Inc ‡	4,100	30
Sunstone Hotel Investors Inc ‡	17,789	172
Tanger Factory Outlet Centers Inc ‡	59,686	1,071
Uniti Group Inc ‡	98,055	542
Urstadt Biddle Properties Inc, Cl A ‡	8,782	166
Xenia Hotels & Resorts Inc ‡	5,651	74

		24,153
Utilities — 0.7%
National Fuel Gas Co	27,689	1,753
Northwest Natural Holding Co	7,079	337
Otter Tail Corp	2,828	166
Portland General Electric Co	8,796	431
Unitil Corp	1,587	81
Via Renewables Inc, Cl A	4,287	22

		2,790
Total Common Stock
(Cost $312,190) ($ Thousands)		368,480

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
4.240% **†(B)	739,860	$742

Total Affiliated Partnership
(Cost $740) ($ Thousands)		742

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	7,238,750	7,239

Total Cash Equivalent
(Cost $7,239) ($ Thousands)		7,239

Total Investments in Securities — 100.1%
(Cost $320,169) ($ Thousands)		$376,461

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Value Fund (Concluded)

A list of the open futures contracts held at December 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	25	Mar-2023	$2,235	$2,213	$(22)

Percentages are based on Net Assets of $376,190 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $734 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $742 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$675	$521	$(454)	$ —	$—	$742	$3	$—
SEI Daily Income Trust, Government Fund, Cl F	10,063	17,595	(20,419)	—	—	7,239	64	—
Totals	$10,738	$18,116	$(20,873)	$—	$—	$7,981	$67	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Communication Services — 2.2%
Bandwidth Inc, Cl A *	27,327	$627
Gogo Inc *	44,781	661
Iridium Communications Inc	23,302	1,198
Magnite Inc *	55,912	592
Reservoir Media Inc *(A)	147,432	880
TechTarget Inc *	3,042	134
Thryv Holdings Inc *	14,749	280
Yelp Inc, Cl A *	13,579	372
Ziff Davis Inc *	2,050	162
ZipRecruiter Inc, Cl A *	118,768	1,950

		6,856
Consumer Discretionary — 10.8%
Academy Sports & Outdoors Inc	23,058	1,211
ADT Inc	89,846	815
American Eagle Outfitters Inc *	77,798	1,086
Bowlero Corp *(A)	51,506	694
Boyd Gaming Corp	2,419	132
Canada Goose Holdings Inc *	38,891	693
Carter's Inc	8,940	667
Cavco Industries Inc *	1,905	431
Chegg Inc *	17,107	432
Clarus Corp	47,528	373
Crocs Inc *	14,430	1,565
Dave & Buster's Entertainment Inc *	12,954	459
Deckers Outdoor Corp *	1,939	774
Dick's Sporting Goods Inc	4,913	591
Dillard's Inc, Cl A	3,805	1,230
Everi Holdings Inc *	28,091	403
Farfetch Ltd, Cl A *	85,392	404
Fox Factory Holding Corp *	4,234	386
Frontdoor Inc *	104,335	2,170
Funko Inc, Cl A *	16,722	182
Grand Canyon Education Inc *	10,370	1,096
Group 1 Automotive Inc	2,237	403
Hanesbrands Inc	80,026	509
Installed Building Products Inc	3,942	337
International Game Technology PLC	23,241	527
Lovesac Co/The *	11,972	263
Modine Manufacturing Co *	36,248	720
Monarch Casino & Resort Inc *	5,109	393
Movado Group Inc	8,598	277
Murphy USA Inc	5,368	1,501
NEOGAMES SA *	73,006	890
Oxford Industries Inc, Cl A	9,226	860
PlayAGS Inc *	186,766	953
Sally Beauty Holdings Inc *	119,440	1,496
SeaWorld Entertainment Inc *	7,223	386
Signet Jewelers Ltd	9,010	613
Skechers USA Inc, Cl A *	59,950	2,515
Skyline Champion Corp *	13,161	678

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stoneridge Inc *	82,463	$1,778
Stride Inc *	9,849	308
Target Hospitality Corp *	58,671	888
Texas Roadhouse Inc, Cl A	4,174	380
TravelCenters of America Inc *	10,455	468
Urban Outfitters Inc *	25,479	608
Vista Outdoor Inc *	12,660	309
Visteon Corp *	3,228	422

		34,276
Consumer Staples — 4.7%
Andersons Inc/The	9,083	318
Beauty Health Co/The *	90,997	828
Cal-Maine Foods Inc	10,708	583
Casey's General Stores Inc	2,920	655
Celsius Holdings Inc *	14,682	1,527
Chefs' Warehouse Inc/The *	28,386	945
Coca-Cola Consolidated Inc	568	291
elf Beauty Inc *	33,809	1,870
Hostess Brands Inc, Cl A *	36,323	815
MGP Ingredients Inc	16,371	1,741
Performance Food Group Co *	22,582	1,319
Post Holdings Inc *	6,504	587
Primo Water Corp	14,551	226
Simply Good Foods Co/The *	17,003	647
SpartanNash Co	22,872	692
Turning Point Brands Inc	73,762	1,595
United Natural Foods Inc *	6,596	255

		14,894
Energy — 6.2%
Cactus Inc, Cl A	8,341	419
ChampionX Corp	35,351	1,025
Chord Energy Corp	2,202	301
DHT Holdings Inc	71,629	636
Earthstone Energy Inc, Cl A *	16,120	229
Gulfport Energy Corp *	3,675	271
Helix Energy Solutions Group Inc *	124,677	920
HF Sinclair Corp	9,845	511
International Seaways Inc	17,768	658
Liberty Energy Inc, Cl A	34,704	556
Magnolia Oil & Gas Corp, Cl A	22,777	534
Murphy Oil Corp	15,878	683
Nabors Industries Ltd *	2,807	435
NexTier Oilfield Solutions Inc *	36,432	337
Noble Corp PLC *	17,666	666
Northern Oil and Gas Inc	49,582	1,528
NOV Inc	36,915	771
Par Pacific Holdings Inc *	31,532	733
PBF Energy Inc, Cl A	27,319	1,114
PDC Energy Inc, Cl A	8,531	541
Permian Resources Corp, Cl A	106,351	1,000
ProPetro Holding Corp *	38,718	401

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ranger Oil Corp, Cl A	21,087	$852
RPC Inc	48,465	431
Scorpio Tankers Inc	17,968	966
Select Energy Services Inc, Cl A	10,362	96
SFL Corp Ltd	9,950	92
Teekay Tankers Ltd, Cl A *	22,972	708
Tidewater Inc *	26,924	992
Value Creation Inc *(B)(C)	145,600	56
Weatherford International PLC *	30,217	1,539

		20,001
Financials — 7.6%
Amerant Bancorp Inc, Cl A	5,820	156
American Equity Investment Life Holding Co	10,435	476
Associated Banc-Corp	22,245	514
Axos Financial Inc *	2,965	113
BancFirst Corp	6,887	607
Bancorp Inc/The *	3,972	113
Banner Corp	11,698	739
Blackstone Mortgage Trust Inc, Cl A ‡	16,735	354
City Holding Co	1,073	100
CNO Financial Group Inc	18,712	428
Customers Bancorp Inc *	5,019	142
CVB Financial Corp	17,672	455
Donnelley Financial Solutions Inc *	2,501	97
Employers Holdings Inc	8,749	377
Enova International Inc *	13,151	505
Enterprise Financial Services Corp	25,390	1,243
First Bank/Hamilton NJ	11,277	155
First Financial Bancorp	19,426	471
First Foundation Inc	7,018	100
Fulton Financial Corp	50,504	850
Guaranty Bancshares Inc/TX	2,745	95
Hancock Whitney Corp, Cl A	7,303	353
Hanmi Financial Corp	30,135	746
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	17,927	519
HBT Financial Inc	10,948	214
Heartland Financial USA Inc	11,845	552
Heritage Financial Corp/WA	3,045	93
Home Bancorp Inc	2,394	96
HomeTrust Bancshares Inc	4,192	101
Houlihan Lokey Inc, Cl A	6,322	551
Kinsale Capital Group Inc	4,259	1,114
KKR Real Estate Finance Trust Inc ‡	19,693	275
Mercantile Bank Corp	6,036	202
Mr Cooper Group Inc *	14,057	564
MVB Financial Corp	5,912	130
National Bank Holdings Corp, Cl A	8,779	369
Navient Corp	12,822	211
NBT Bancorp Inc	10,913	474
Old National Bancorp/IN, Cl A	19,516	351

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orrstown Financial Services Inc	5,121	$119
Preferred Bank/Los Angeles CA	7,696	574
Provident Financial Services Inc	37,075	792
RBB Bancorp	9,292	194
RenaissanceRe Holdings Ltd	4,053	747
Renasant Corp	9,830	369
RLI Corp	9,514	1,249
S&T Bancorp Inc	17,015	582
ServisFirst Bancshares Inc	3,508	242
StoneX Group Inc *	8,833	842
Towne Bank/Portsmouth VA	15,623	482
Trustmark Corp	12,283	429
United Bankshares Inc/WV	16,982	688
Washington Federal Inc	22,052	740
WisdomTree Inc	208,395	1,136

		24,190
Health Care — 23.9%
4D Molecular Therapeutics Inc *	34,435	765
AbCellera Biologics Inc *	40,222	408
Acadia Healthcare Co Inc, Cl A *	12,612	1,038
ADMA Biologics Inc *	163,076	633
Akero Therapeutics Inc *	19,396	1,063
Albireo Pharma Inc *	26,109	564
Alkermes PLC *	27,420	717
AMN Healthcare Services Inc *	9,426	969
Amphastar Pharmaceuticals Inc *	15,965	447
Amylyx Pharmaceuticals Inc *	18,810	695
Arbutus Biopharma Corp *	73,832	172
Arcellx Inc *	45,285	1,403
Artivion Inc *	46,721	566
Arvinas Inc *	10,477	358
Avid Bioservices Inc *	19,092	263
Axogen Inc *	58,474	584
Axonics Inc *	12,826	802
C4 Therapeutics Inc *	77,945	460
Cardiovascular Systems Inc *	55,577	757
CareDx Inc *	45,421	518
Catalyst Pharmaceuticals Inc *	108,515	2,018
Celldex Therapeutics Inc *	14,177	632
Certara Inc *	74,986	1,205
Chinook Therapeutics Inc *	31,747	832
Collegium Pharmaceutical Inc *	9,396	218
CorVel Corp *	1,759	256
Cross Country Healthcare Inc *	14,340	381
DICE Therapeutics Inc *	41,293	1,288
Eagle Pharmaceuticals Inc/DE *	8,789	257
Ensign Group Inc/The	6,807	644
Erasca Inc *	85,761	370
Evolent Health Inc, Cl A *	25,003	702
Haemonetics Corp *	21,673	1,705
Halozyme Therapeutics Inc *	26,308	1,497

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Harmony Biosciences Holdings Inc *	21,586	$1,189
HealthEquity Inc *	30,864	1,902
Heron Therapeutics Inc *	164,901	412
ImmunoGen Inc *	15,787	78
Inhibrx Inc *	32,931	811
Innoviva Inc *	26,228	348
Inspire Medical Systems Inc *	4,277	1,077
Intercept Pharmaceuticals Inc *	46,463	575
Intra-Cellular Therapies Inc, Cl A *	7,478	396
Ironwood Pharmaceuticals Inc, Cl A *	44,101	546
iTeos Therapeutics Inc *	15,248	298
IVERIC bio Inc *	32,618	698
Karuna Therapeutics Inc *	4,353	855
Kiniksa Pharmaceuticals Ltd, Cl A *	65,034	974
Krystal Biotech Inc *	9,581	759
Lantheus Holdings Inc *	22,324	1,138
Madrigal Pharmaceuticals Inc *	3,878	1,126
MannKind Corp *	119,296	629
MaxCyte Inc *	137,588	751
Medpace Holdings Inc *	6,435	1,367
Merit Medical Systems Inc *	43,687	3,085
Mirum Pharmaceuticals Inc *	27,155	530
Neurocrine Biosciences Inc *	6,858	819
Nevro Corp *	16,531	655
NextGen Healthcare Inc *	33,251	624
Nurix Therapeutics Inc *	28,553	314
Nuvalent Inc, Cl A *	15,626	465
Omnicell Inc *	13,637	688
Paragon 28 Inc *	32,316	618
PDS Biotechnology Corp *	32,049	423
Pediatrix Medical Group Inc *	61,912	920
Penumbra Inc *	2,847	633
Phreesia Inc *	39,433	1,276
PMV Pharmaceuticals Inc *	40,469	352
Prestige Consumer Healthcare Inc, Cl A *	20,011	1,253
Progyny Inc *	8,920	278
Prometheus Biosciences Inc *	9,092	1,000
Prothena Corp PLC *	12,508	753
Provention Bio Inc *	68,563	725
QuidelOrtho Corp *	35,025	3,001
Recursion Pharmaceuticals Inc, Cl A *	26,054	201
Relay Therapeutics Inc *	28,142	420
Replimune Group Inc *	25,090	682
Rhythm Pharmaceuticals Inc *	29,773	867
Sarepta Therapeutics Inc *	6,176	800
Shockwave Medical Inc *	2,319	477
Sight Sciences Inc *	104,670	1,278
Silk Road Medical Inc *	22,896	1,210
Sonendo Inc *(A)	139,610	395
SpringWorks Therapeutics Inc *	29,626	771
Supernus Pharmaceuticals Inc *	44,296	1,580
Tenet Healthcare Corp *	11,459	559

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TransMedics Group Inc *	22,197	$1,370
UFP Technologies Inc *	6,832	805
Vaxcyte Inc *	20,701	993
Ventyx Biosciences Inc *	19,038	624
Veracyte Inc *	43,259	1,027
Veradigm Inc *	26,756	472
Viking Therapeutics Inc *	82,608	777
Viridian Therapeutics Inc *	23,525	687
Zentalis Pharmaceuticals Inc *	5,583	112

		75,635
Industrials — 21.0%
ACV Auctions Inc, Cl A *	239,488	1,966
Air Transport Services Group Inc *	13,011	338
Albany International Corp, Cl A	4,367	431
Alight Inc, Cl A *	328,900	2,750
Apogee Enterprises Inc	12,442	553
Applied Industrial Technologies Inc, Cl A	7,909	997
Arcosa Inc	7,207	392
Array Technologies Inc *	34,613	669
Atkore Inc *	9,641	1,093
Atlas Air Worldwide Holdings Inc *	1,765	178
Avis Budget Group Inc *	1,439	236
Beacon Roofing Supply Inc *	12,460	658
Boise Cascade Co	12,737	875
Byrna Technologies Inc *	138,439	1,085
Casella Waste Systems Inc, Cl A *	4,713	374
CBIZ Inc *	17,184	805
Cimpress PLC *	27,104	748
Clean Harbors Inc *	10,352	1,181
Comfort Systems USA Inc	13,100	1,508
Covenant Logistics Group Inc, Cl A	12,320	426
Curtiss-Wright Corp	4,264	712
Dycom Industries Inc *	11,984	1,122
EMCOR Group Inc	12,462	1,846
Encore Wire Corp	2,296	316
EnPro Industries Inc	6,221	676
Evoqua Water Technologies Corp *	15,408	610
Federal Signal Corp	16,903	785
Fluor Corp *	25,159	872
Forrester Research Inc *	16,507	590
Forward Air Corp	18,500	1,940
GMS Inc *	15,701	782
Griffon Corp	36,450	1,305
H&E Equipment Services Inc	12,810	582
Heartland Express Inc	86,895	1,333
Herc Holdings Inc	2,749	362
Heritage-Crystal Clean Inc *	104,150	3,383
Hillenbrand Inc	17,634	752
Hudson Technologies Inc *	248,012	2,510
Huron Consulting Group Inc *	20,948	1,521
ICF International Inc, Cl A	4,146	411

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Janus International Group Inc *	38,752	$369
John Bean Technologies Corp, Cl A	9,629	879
Kadant Inc	4,376	777
Kirby Corp *	23,271	1,498
Korn Ferry	4,850	246
Legalzoom.com Inc *	113,919	882
Matson Inc	23,523	1,470
Maxar Technologies Inc	4,476	232
McGrath RentCorp	3,943	389
MRC Global Inc *	34,420	399
NOW Inc *	110,037	1,397
Parsons Corp *	15,170	702
Quanex Building Products Corp	17,208	407
Resources Connection Inc	35,249	648
Ritchie Bros Auctioneers Inc	56,847	3,287
Rocket Lab USA Inc *	156,532	590
Rush Enterprises Inc, Cl A	15,765	824
Shoals Technologies Group Inc, Cl A *	23,374	577
SP Plus Corp *	32,809	1,139
SPX Technologies Inc *	10,241	672
Sterling Infrastructure Inc *	22,016	722
Tennant Co	22,508	1,386
Terex Corp	10,256	438
Titan International Inc *	22,409	343
Titan Machinery Inc *	33,606	1,335
Transcat Inc *	3,120	221
TriNet Group Inc *	18,427	1,249
TrueBlue Inc *	61,286	1,200
Valmont Industries Inc	2,985	987
WillScot Mobile Mini Holdings Corp, Cl A *	34,868	1,575

		66,513
Information Technology — 17.3%
8x8 Inc *	241,831	1,045
A10 Networks Inc	55,536	923
ADTRAN Holdings Inc	29,313	551
Aehr Test Systems *	31,430	632
Agilysys Inc *	12,055	954
Alkami Technology Inc *	81,488	1,189
Allegro MicroSystems Inc *	77,320	2,321
Amkor Technology Inc	26,920	645
Asure Software Inc *	140,202	1,309
Avid Technology Inc *	3,137	83
Axcelis Technologies Inc *	17,019	1,351
Badger Meter Inc	12,903	1,407
Belden Inc	22,819	1,641
Benchmark Electronics Inc	30,418	812
Blackbaud Inc, Cl A *	6,651	391
Box Inc, Cl A *	37,556	1,169
Calix Inc *	16,026	1,097
Clearfield Inc *	7,857	740
Consensus Cloud Solutions Inc *	24,532	1,319

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Digi International Inc *	43,043	$1,573
Diodes Inc *	10,914	831
EngageSmart Inc *	21,821	384
ExlService Holdings Inc *	15,760	2,670
Extreme Networks Inc *	70,202	1,285
Fabrinet *	7,890	1,012
Hackett Group Inc/The	6,806	139
Harmonic Inc, Cl A *	57,424	752
Impinj Inc *	12,652	1,381
International Money Express Inc *	99,226	2,418
Lattice Semiconductor Corp *	18,802	1,220
LiveRamp Holdings Inc *	16,923	397
MACOM Technology Solutions Holdings Inc *	8,460	533
Mirion Technologies Inc *	184,678	1,221
Model N Inc *	44,911	1,821
Momentive Global Inc *	235,172	1,646
Monday.com Ltd *	10,071	1,229
Napco Security Technologies Inc *	22,140	608
Nutanix Inc, Cl A *	24,328	634
PagerDuty Inc *	26,709	709
Payoneer Global Inc *	100,955	552
Plexus Corp *	9,238	951
PowerSchool Holdings Inc, Cl A *	34,430	795
Progress Software Corp	15,319	773
Qualys Inc *	12,293	1,380
Rambus Inc *	42,463	1,521
Sanmina Corp *	40,161	2,301
SPS Commerce Inc *	5,832	749
Sumo Logic Inc *	34,530	280
Super Micro Computer Inc *	19,560	1,606
Tenable Holdings Inc *	9,553	364
Upland Software Inc *	83,814	598
Vertex Inc, Cl A *	34,007	493
Vishay Intertechnology Inc	17,522	378

		54,783
Materials — 2.0%
ATI Inc *	24,731	738
Clearwater Paper Corp *	8,984	340
Commercial Metals Co, Cl A	8,629	417
Ecovyst Inc *	50,217	445
Ingevity Corp *	5,622	396
Innospec Inc	3,894	401
Kronos Worldwide Inc	10,538	99
Livent Corp *	49,152	977
MP Materials Corp *	2,931	71
O-I Glass Inc, Cl I *	24,072	399
Ranpak Holdings Corp, Cl A *	212,175	1,224
Silgan Holdings Inc	14,400	746

		6,253

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Small Cap Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 2.2%
American Assets Trust Inc ‡	14,414	$382
Armada Hoffler Properties Inc ‡	23,329	268
DiamondRock Hospitality Co ‡	52,142	427
Equity Commonwealth *‡	14,574	364
Farmland Partners Inc ‡	62,761	782
Independence Realty Trust Inc ‡	64,169	1,082
Kennedy-Wilson Holdings Inc ‡	23,573	371
Kite Realty Group Trust ‡	18,624	392
Marcus & Millichap Inc ‡	2,926	101
National Storage Affiliates Trust ‡	19,173	692
Newmark Group Inc, Cl A ‡	21,634	172
Plymouth Industrial REIT Inc ‡	20,392	391
SITE Centers Corp ‡	64,434	880
Tanger Factory Outlet Centers Inc ‡	26,231	471
Uniti Group Inc ‡	62,362	345

		7,120
Utilities — 0.9%
ALLETE Inc	7,013	453
Clearway Energy Inc, Cl C	10,956	349
New Jersey Resources Corp	8,295	412
Northwest Natural Holding Co	8,550	407
Otter Tail Corp	12,508	734
Portland General Electric Co	8,353	409

		2,764
Total Common Stock
(Cost $299,857) ($ Thousands)		313,285

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, LP
4.240% **†(D)	1,309,288	$1,305

Total Affiliated Partnership
(Cost $1,309) ($ Thousands)		1,305

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	3,708,343	3,708

Total Cash Equivalent
(Cost $3,708) ($ Thousands)		3,708

Total Investments in Securities — 100.4%
(Cost $304,874) ($ Thousands)		$318,298

Percentages are based on Net Assets of $316,894 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $1,342 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)

Security considered restricted, excluding 144A. The total market value of such securities as of December 31, 2022 was $56 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $1,305 ($ Thousands).

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$3,740	$11,334	$(13,769)	$—	$—	$1,305	$26	$—
SEI Daily Income Trust, Government Fund, Cl F	6,614	17,969	(20,875)	—	—	3,708	44	—
Totals	$10,354	$29,303	$(34,644)	$—	$—	$5,013	$70	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities held by the Fund at December 31, 2022, is as follows:

Description	Number of Shares	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Value Creation Inc	145,600	1/7/2009	$1,491	$56
			$1,491	$56

See “Glossary” for abbreviations.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Communication Services — 5.2%
Anterix Inc *	1,865	$60
ATN International Inc	16,608	753
Cinemark Holdings Inc *	380,744	3,297
Cogent Communications Holdings Inc	18,392	1,050
EchoStar Corp, Cl A *	3,402	57
Electronic Arts Inc	2,290	280
IAC Inc *	3,105	138
Interpublic Group of Cos Inc/The	24,754	825
Iridium Communications Inc	9,732	500
John Wiley & Sons Inc, Cl A	114,407	4,583
Lions Gate Entertainment Corp, Cl A *	264,008	1,507
Match Group Inc *	1,449	60
Nexstar Media Group Inc, Cl A	68,960	12,070
Ooma Inc *	8,203	112
Playstudios Inc *	56,187	218
Shutterstock Inc	14,686	774
Take-Two Interactive Software Inc, Cl A *	3,431	357
World Wrestling Entertainment Inc, Cl A	47,069	3,225
Ziff Davis Inc *	152,330	12,049

		41,915
Consumer Discretionary — 8.7%
Advance Auto Parts Inc	10,274	1,511
American Eagle Outfitters Inc	398,373	5,561
Arko Corp	54,778	475
Asbury Automotive Group Inc *	3,907	700
AutoNation Inc *	1,730	186
Bloomin' Brands Inc	189,746	3,818
Bright Horizons Family Solutions Inc *	1,538	97
Brinker International Inc *	203,887	6,506
Carter's Inc	4,159	310
Cavco Industries Inc *	1,857	420
Dave & Buster's Entertainment Inc *	43,840	1,554
Deckers Outdoor Corp *	3,400	1,357
Duolingo Inc, Cl A *	3,568	254
Etsy Inc *	6,503	779
Group 1 Automotive Inc	4,472	807
Haverty Furniture Cos Inc	17,831	533
Helen of Troy Ltd *	5,659	628
Hibbett Inc	17,681	1,206
JAKKS Pacific Inc *	53,967	944
LCI Industries	16,429	1,519
Leslie's Inc *	89,696	1,095
Lithia Motors Inc, Cl A	24,454	5,007
LKQ Corp	70,239	3,751
Modine Manufacturing Co *	342,131	6,795
Murphy USA Inc	11,043	3,087
Ollie's Bargain Outlet Holdings Inc *	3,893	182
Overstock.com Inc *	6,309	122
Penske Automotive Group Inc, Cl A	1,099	126
Pool Corp	15,000	4,535

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Service Corp International/US	8,000	$553
Skechers USA Inc, Cl A *	19,536	820
Sleep Number Corp *	2,049	53
Standard Motor Products Inc	15,384	535
Strategic Education Inc	9,665	757
Stride Inc *	38,570	1,207
Taylor Morrison Home Corp, Cl A *	60,000	1,821
Udemy Inc *	70,711	746
Urban Outfitters Inc *	129,062	3,078
Vail Resorts Inc	9,517	2,268
Victoria's Secret & Co *	83,125	2,974
Whirlpool Corp	3,320	470
Williams-Sonoma Inc	7,799	896
Winmark Corp	1,329	313

		70,356
Consumer Staples — 4.4%
BJ's Wholesale Club Holdings Inc *	24,382	1,613
Calavo Growers Inc	30,440	895
Cal-Maine Foods Inc	19,638	1,069
Casey's General Stores Inc	6,437	1,444
Central Garden & Pet Co, Cl A *	15,496	555
Coca-Cola Consolidated Inc	2,500	1,281
Darling Ingredients Inc *	16,819	1,053
Flowers Foods Inc	23,770	683
Fresh Del Monte Produce Inc	14,071	369
Fresh Market Inc *	17,502	—
Freshpet Inc *	8,866	468
Hostess Brands Inc, Cl A *	87,053	1,953
Ingles Markets Inc, Cl A	6,621	639
Ingredion Inc	14,851	1,454
J & J Snack Foods Corp	7,030	1,052
John B Sanfilippo & Son Inc	5,357	436
Kroger Co/The	6,156	274
Lancaster Colony Corp	6,500	1,282
Medifast Inc	25,446	2,935
Performance Food Group Co *	6,364	372
Pilgrim's Pride Corp *	70,809	1,680
PriceSmart Inc	12,015	730
Primo Water Corp	30,856	479
Seaboard Corp	144	544
Seneca Foods Corp, Cl A *	315	19
SpartanNash Co	5,962	180
Spectrum Brands Holdings Inc	68,298	4,161
Sprouts Farmers Market Inc *	27,834	901
Tootsie Roll Industries Inc	5,885	251
TreeHouse Foods Inc *	9,556	472
Universal Corp/VA	18,077	955
US Foods Holding Corp *	10,313	351
USANA Health Sciences Inc *	4,731	252
Vector Group Ltd	6,608	78
Village Super Market Inc, Cl A	15,188	354

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vital Farms Inc *	111,395	$1,662
Weis Markets Inc	27,069	2,228

		35,124
Energy — 6.0%
Ardmore Shipping Corp *	69,843	1,006
ChampionX Corp	14,821	430
Coterra Energy Inc	69,602	1,710
Delek US Holdings Inc	329,791	8,904
DHT Holdings Inc	134,402	1,194
Diamondback Energy Inc, Cl A	14,147	1,935
DT Midstream Inc	70,000	3,868
Golar LNG Ltd *	45,458	1,036
Helmerich & Payne Inc	27,627	1,370
HF Sinclair Corp	73,441	3,811
International Seaways Inc	44,523	1,648
Liberty Energy Inc, Cl A	72,157	1,155
Magnolia Oil & Gas Corp, Cl A	130,870	3,069
Marathon Petroleum Corp	7,296	849
NexTier Oilfield Solutions Inc *	77,121	713
Ovintiv Inc	14,602	740
Patterson-UTI Energy Inc	27,328	460
PBF Energy Inc, Cl A	42,772	1,744
Pioneer Natural Resources Co	7,509	1,715
Ranger Energy Services Inc, Cl A *	67,715	746
REX American Resources Corp *	69	2
Scorpio Tankers Inc	14,897	801
SFL Corp Ltd	96,342	888
Sitio Royalties Corp, Cl A	13,653	394
Southwestern Energy Co *	436,877	2,556
Teekay Corp *	14,563	66
Teekay Tankers Ltd, Cl A *	28,298	872
Viper Energy Partners LP	173,304	5,509

		49,191
Financials — 18.4%
1st Source Corp	16,788	891
Allstate Corp/The	1,408	191
Amalgamated Financial Corp	43,074	992
A-Mark Precious Metals Inc	15,834	550
American Equity Investment Life Holding Co	164,447	7,502
American Financial Group Inc/OH	13,674	1,877
Ameriprise Financial Inc	4,701	1,464
AMERISAFE Inc	1,124	58
Arch Capital Group Ltd *	10,008	628
Argo Group International Holdings Ltd	100,090	2,587
Arrow Financial Corp	21,180	718
Associated Banc-Corp	22,000	508
Assurant Inc	5,558	695
Axos Financial Inc *	48,113	1,839
Bank of Marin Bancorp	6,366	209
Bank of NT Butterfield & Son Ltd/The	31,268	932
Bank OZK	55,988	2,243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BankUnited Inc	127,615	$4,335
BGC Partners Inc, Cl A	1,099,126	4,144
Business First Bancshares Inc	2,728	60
Camden National Corp	18,864	786
Capital City Bank Group Inc	9,652	314
Capstar Financial Holdings Inc	6,027	106
Carter Bankshares Inc *	3,328	55
Cathay General Bancorp	15,000	612
Cboe Global Markets Inc	3,600	452
Central Pacific Financial Corp	6,509	132
City Holding Co	10,410	969
CNB Financial Corp/PA	44,272	1,053
CNO Financial Group Inc	289,034	6,604
Coastal Financial Corp/WA *	9,000	428
Columbia Banking System Inc	113,504	3,420
Columbia Financial Inc *	91,296	1,974
Community Trust Bancorp Inc	27,038	1,242
CVB Financial Corp	49,470	1,274
Diamond Hill Investment Group Inc	2,001	370
Donegal Group Inc, Cl A	4,178	59
Donnelley Financial Solutions Inc *	39,415	1,523
Eagle Bancorp Inc	29,167	1,285
Employers Holdings Inc	17,888	771
Enstar Group Ltd *	314	73
Equity Bancshares Inc, Cl A	1,815	59
Everest Re Group Ltd	6,060	2,008
Farmers National Banc Corp	24,544	347
Financial Institutions Inc	51,330	1,250
First American Financial Corp	3,200	167
First Busey Corp	9,425	233
First Citizens BancShares Inc/NC, Cl A	775	588
First Commonwealth Financial Corp	316,920	4,427
First Community Bankshares Inc	66,479	2,254
First Financial Corp/IN	34,238	1,578
First Interstate BancSystem Inc, Cl A	51,000	1,971
First Merchants Corp	85,646	3,521
First Mid Bancshares Inc	1,866	60
First of Long Island Corp/The	28,487	513
FNB Corp/PA	494,669	6,455
German American Bancorp Inc	1,528	57
Glacier Bancorp Inc, Cl A	18,951	937
Great Southern Bancorp Inc	13,042	776
Hanover Insurance Group Inc/The, Cl A	25,705	3,473
Heritage Commerce Corp	4,211	55
Heritage Financial Corp/WA	12,204	374
HomeTrust Bancshares Inc	4,975	120
Horace Mann Educators Corp, Cl A	21,962	821
Independent Bank Corp	5,600	473
Independent Bank Corp/MI	12,857	308
Investar Holding Corp	78,161	1,683
James River Group Holdings Ltd	10,476	219
Lincoln National Corp	12,738	391

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MarketAxess Holdings Inc	350	$98
Mercantile Bank Corp	1,832	61
Merchants Bancorp/IN	59,391	1,444
Mid Penn Bancorp Inc	1,871	56
MidWestOne Financial Group Inc	2,052	65
Morningstar Inc, Cl A	1,600	347
NBT Bancorp Inc	27,152	1,179
Northrim BanCorp Inc	1,087	59
OFG Bancorp	133,441	3,678
Old National Bancorp/IN, Cl A	323,230	5,812
Old Second Bancorp Inc	28,000	449
Origin Bancorp Inc	10,420	382
Pacific Premier Bancorp Inc	84,780	2,676
PacWest Bancorp	261,480	6,001
PCSB Financial Corp	35,655	679
Peoples Bancorp Inc/OH	2,043	58
PJT Partners Inc, Cl A	14,364	1,058
Popular Inc	11,261	747
Preferred Bank/Los Angeles CA	9,178	685
Provident Financial Services Inc	24,819	530
Reinsurance Group of America Inc, Cl A	7,938	1,128
RenaissanceRe Holdings Ltd	6,981	1,286
Renasant Corp	24,000	902
Republic Bancorp Inc/KY, Cl A	17,019	696
S&T Bancorp Inc	16,259	556
Safety Insurance Group Inc	7,585	639
Selective Insurance Group Inc	19,688	1,745
ServisFirst Bancshares Inc	26,000	1,792
Sierra Bancorp	29,264	622
Southside Bancshares Inc	5,386	194
Starwood Property Trust Inc ‡	237,454	4,353
Stifel Financial Corp	5,705	333
StoneX Group Inc *	6,000	572
SVB Financial Group, Cl B *	3,699	851
Tompkins Financial Corp	716	56
Towne Bank/Portsmouth VA	17,345	535
TPG RE Finance Trust Inc ‡	58,414	397
TriCo Bancshares	22,196	1,132
TrustCo Bank Corp NY	19,056	716
Trustmark Corp	15,000	524
Umpqua Holdings Corp	229,225	4,092
United Fire Group Inc	57,059	1,561
Univest Financial Corp	50,690	1,324
Washington Federal Inc	37,676	1,264
Westamerica BanCorp	37,607	2,219
Wintrust Financial Corp	10,000	845

		147,441
Health Care — 12.6%
ACADIA Pharmaceuticals Inc *	87,758	1,397
Akero Therapeutics Inc *	30,983	1,698
Albireo Pharma Inc *	27,070	585

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alignment Healthcare Inc *	69,319	$815
Alkermes PLC *	68,608	1,793
AmerisourceBergen Corp, Cl A	4,713	781
Amicus Therapeutics Inc *	125,521	1,533
AMN Healthcare Services Inc *	53,282	5,478
Amphastar Pharmaceuticals Inc *	39,594	1,109
AnaptysBio Inc *	10,097	313
ANI Pharmaceuticals Inc *	11,989	482
Arcutis Biotherapeutics Inc *	12,277	182
Ascendis Pharma A/S ADR *	9,780	1,194
Atea Pharmaceuticals Inc *	109,061	525
AtriCure Inc *	14,000	621
Atrion Corp	890	498
Aura Biosciences Inc *	9,471	99
Avanos Medical Inc *	13,906	376
Avista Public Acquisition Corp II, Cl W *	75,686	273
Axogen Inc *	110,178	1,100
Axonics Inc *	10,000	625
Biohaven Ltd *	7,698	107
BioMarin Pharmaceutical Inc *	11,000	1,138
Bio-Techne Corp	11,452	949
Catalyst Pharmaceuticals Inc *	76,995	1,432
Charles River Laboratories International Inc *	7,525	1,640
Chemed Corp	5,665	2,892
Chinook Therapeutics Inc *	21,466	562
Co-Diagnostics Inc *	60,761	153
Collegium Pharmaceutical Inc *	46,029	1,068
Computer Programs and Systems Inc *	21,134	575
Corcept Therapeutics Inc *	24,000	487
CorVel Corp *	3,132	455
Cross Country Healthcare Inc *	23,965	637
Cullinan Oncology Inc *	12,598	133
Day One Biopharmaceuticals Inc *	5,609	121
Deciphera Pharmaceuticals Inc *	66,481	1,090
Doximity Inc, Cl A *	38,194	1,282
Dyne Therapeutics Inc *	5,352	62
Eagle Pharmaceuticals Inc/DE *	11,371	332
Encompass Health Corp	19,928	1,192
Enhabit Inc *	9,964	131
Enovis Corp *	57,084	3,055
Ensign Group Inc/The	4,885	462
Globus Medical Inc, Cl A *	14,804	1,100
Harmony Biosciences Holdings Inc *	2,962	163
HealthEquity Inc *	10,875	670
HealthStream Inc *	64,547	1,603
ICON PLC *	7,886	1,532
ICU Medical Inc *	5,669	893
IDEXX Laboratories Inc *	458	187
Incyte Corp *	3,300	265
Innoviva Inc *	11,158	148
Insmed Inc *	25,371	507

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inspire Medical Systems Inc *	2,500	$630
Integra LifeSciences Holdings Corp *	50,747	2,845
Intra-Cellular Therapies Inc, Cl A *	4,832	256
Iovance Biotherapeutics Inc *	144,344	922
Jazz Pharmaceuticals PLC *	5,848	932
Kezar Life Sciences Inc *	30,442	214
Kiniksa Pharmaceuticals Ltd, Cl A *	31,021	465
Lantheus Holdings Inc *	12,701	647
LeMaitre Vascular Inc	3,528	162
LHC Group Inc *	6,905	1,117
Ligand Pharmaceuticals Inc *	15,446	1,032
LivaNova PLC *	30,380	1,687
Masimo Corp *	3,863	572
Medpace Holdings Inc *	13,095	2,782
Meridian Bioscience Inc *	15,000	498
Merit Medical Systems Inc *	21,642	1,528
Mersana Therapeutics Inc *	221,101	1,296
Mettler-Toledo International Inc *	411	594
Neurocrine Biosciences Inc *	18,038	2,155
Neuronetics Inc *	321,428	2,208
NextGen Healthcare Inc *	76,488	1,436
Novocure Ltd *	2,480	182
OmniAB Inc *	11,714	—
Option Care Health Inc *	42,714	1,285
Organon & Co	41,904	1,170
Orthofix Medical Inc *	3,709	76
Pacira BioSciences Inc *	44,489	1,718
Penumbra Inc *	1,427	317
PerkinElmer Inc	12,707	1,782
Perrigo Co PLC	27,874	950
Phibro Animal Health Corp, Cl A	33,788	453
Phreesia Inc *	20,000	647
Premier Inc, Cl A	80,870	2,829
Prestige Consumer Healthcare Inc, Cl A *	46,904	2,936
PTC Therapeutics Inc *	22,345	853
Puma Biotechnology Inc *	327,172	1,384
Revance Therapeutics Inc *	87,429	1,614
Shockwave Medical Inc *	2,788	573
SIGA Technologies Inc	2,198	16
Supernus Pharmaceuticals Inc *	50,405	1,798
Teleflex Inc	5,980	1,493
Tenet Healthcare Corp *	6,108	298
Theravance Biopharma Inc *	70,109	787
UFP Technologies Inc *	9,200	1,085
United Therapeutics Corp *	7,055	1,962
Utah Medical Products Inc	6,164	620
Vanda Pharmaceuticals Inc *	20,715	153
Viemed Healthcare Inc *	122,739	928
Voyager Therapeutics Inc *	54,213	331
Xencor Inc *	5,445	142

		100,860

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 14.7%
A O Smith Corp	4,400	$252
AAON Inc	16,416	1,236
ABM Industries Inc	90,461	4,018
ACCO Brands Corp	732,758	4,096
Advanced Drainage Systems Inc	15,809	1,296
AECOM	13,579	1,153
Apogee Enterprises Inc	8,561	381
Applied Industrial Technologies Inc, Cl A	12,000	1,512
Arcosa Inc	5,784	314
Armstrong World Industries Inc	4,726	324
Atlas Air Worldwide Holdings Inc *	21,621	2,179
Barrett Business Services Inc	2,700	252
Boise Cascade Co	4,228	290
Brady Corp, Cl A	1,378	65
Builders FirstSource Inc *	23,370	1,516
BWX Technologies Inc, Cl W	92,285	5,360
CACI International Inc, Cl A *	1,428	429
Casella Waste Systems Inc, Cl A *	5,000	397
CBIZ Inc *	22,449	1,052
CECO Environmental Corp *	122,408	1,430
Cintas Corp	3,186	1,439
Clean Harbors Inc *	7,022	801
CoStar Group Inc *	27,109	2,095
CRA International Inc	11,678	1,430
CSW Industrials Inc	1,824	211
Curtiss-Wright Corp	12,804	2,138
EMCOR Group Inc	19,007	2,815
Ennis Inc	34,657	768
Esab Corp	75,081	3,523
Evoqua Water Technologies Corp *	9,047	358
Exponent Inc	30,000	2,973
Forrester Research Inc *	9,468	339
Forward Air Corp	13,445	1,410
Franklin Covey Co *	12,085	565
FTI Consulting Inc *	10,890	1,729
Griffon Corp	24,171	865
GXO Logistics Inc *	66,615	2,844
Heartland Express Inc	53,253	817
Heritage-Crystal Clean Inc *	29,302	952
Hillenbrand Inc	8,146	348
Hub Group Inc, Cl A *	12,964	1,031
Hubbell Inc, Cl B	1,900	446
Huntington Ingalls Industries Inc, Cl A	2,000	461
IAA Inc *	115,940	4,638
ICF International Inc, Cl A	4,655	461
IDEX Corp	4,000	913
Insperity Inc, Cl A	5,000	568
Kadant Inc	11,850	2,105
Kaman Corp, Cl A	47,361	1,056
KAR Auction Services Inc *	295,227	3,853
Kennametal Inc	33,177	798

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kforce Inc	10,057	$551
L3Harris Technologies Inc	2,036	424
Landstar System Inc	8,600	1,401
LSI Industries Inc	123,562	1,512
Marten Transport Ltd	78,638	1,556
Masonite International Corp *	28,376	2,287
Matthews International Corp, Cl A	45,895	1,397
McGrath RentCorp	6,000	592
Miller Industries Inc/TN	23,991	640
MRC Global Inc *	110,923	1,285
MSA Safety Inc	10,698	1,543
MSC Industrial Direct Co Inc, Cl A	3,679	301
Mueller Industries Inc	8,000	472
MYR Group Inc *	22,025	2,028
National Presto Industries Inc	7,176	491
Northwest Pipe Co *	1,654	56
Old Dominion Freight Line Inc, Cl A	7,000	1,987
Park Aerospace Corp	85,755	1,150
RBC Bearings Inc *	4,000	837
Resources Connection Inc	94,244	1,732
Rush Enterprises Inc, Cl A	38,922	2,035
RXO Inc *	50,356	866
Saia Inc *	1	—
Schneider National Inc, Cl B	13,231	310
Science Applications International Corp	13,698	1,520
Shoals Technologies Group Inc, Cl A *	33,815	834
Simpson Manufacturing Co Inc	7,500	665
SP Plus Corp *	1,746	61
Standex International Corp	5,842	598
Tennant Co	12,618	777
Terex Corp	2,076	89
Tetra Tech Inc	27,739	4,027
Textainer Group Holdings Ltd	56,064	1,739
Toro Co/The	2,800	317
Trinity Industries Inc	19,013	562
UFP Industries Inc	9,396	745
United Rentals Inc *	4,375	1,555
Werner Enterprises Inc	7,139	287
WESCO International Inc *	33,000	4,132
Westinghouse Air Brake Technologies Corp	3,600	359
XPO Inc *	60,356	2,009

		118,031
Information Technology — 15.3%
A10 Networks Inc	136,224	2,265
ACI Worldwide Inc *	262,078	6,028
Agilysys Inc *	17,117	1,355
Alpha & Omega Semiconductor Ltd *	22,839	653
Amdocs Ltd	14,000	1,273
American Software Inc/GA, Cl A	30,440	447
Amkor Technology Inc	50,512	1,211
ANSYS Inc *	2,600	628

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Appfolio Inc, Cl A *	977	$103
Arista Networks Inc *	9,952	1,208
Aspen Technology Inc *	10,699	2,198
Axcelis Technologies Inc *	22,971	1,823
Bel Fuse Inc, Cl B	80,329	2,644
Blackbaud Inc, Cl A *	10,741	632
Box Inc, Cl A *	12,914	402
Broadridge Financial Solutions Inc	1,700	228
Cadence Design Systems Inc *	12,100	1,944
Calix Inc *	23,763	1,626
Cass Information Systems Inc	15,894	728
CommScope Holding Co Inc *	161,272	1,185
CommVault Systems Inc *	26,733	1,680
Consensus Cloud Solutions Inc *	40,554	2,180
CSG Systems International Inc	20,024	1,145
CTS Corp	7,000	276
Digital Turbine Inc *	30,804	470
Diodes Inc *	15,000	1,142
EngageSmart Inc *	15,583	274
Entegris Inc	17,353	1,138
EPAM Systems Inc *	2,034	667
Euronet Worldwide Inc *	56,998	5,380
EVERTEC Inc	55,000	1,781
ExlService Holdings Inc *	24,383	4,131
F5 Inc, Cl A *	1	—
Fabrinet *	2,627	337
Fair Isaac Corp *	2,500	1,497
Gartner Inc *	1,518	510
Genpact Ltd	30,604	1,418
Global Payments Inc	1,009	100
GoDaddy Inc, Cl A *	42,432	3,175
Hackett Group Inc/The	37,239	759
Ichor Holdings Ltd *	16,589	445
Insight Enterprises Inc *	21,641	2,170
International Money Express Inc *	1,250	31
Jack Henry & Associates Inc	5,129	900
Lattice Semiconductor Corp *	30,000	1,946
Lumentum Holdings Inc *	2,779	145
MACOM Technology Solutions Holdings Inc *	12,485	786
Manhattan Associates Inc *	10,280	1,248
Maximus Inc	13,695	1,004
MicroStrategy Inc, Cl A *(A)	1	—
Monolithic Power Systems Inc	2,213	783
NetScout Systems Inc *	35,165	1,143
ON Semiconductor Corp *	72,434	4,518
OSI Systems Inc *	184	15
Palo Alto Networks Inc *	2,358	329
PDF Solutions Inc *	6,638	189
Perficient Inc *	12,505	873
Photronics Inc *	295,111	4,967
Power Integrations Inc	10,000	717

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progress Software Corp	5,788	$292
PTC Inc *	19,109	2,294
Qualys Inc *	11,994	1,346
Radware Ltd *	15,000	296
Rambus Inc *	12,784	458
RingCentral Inc, Cl A *	773	27
ShotSpotter Inc *	17,620	596
Silicon Motion Technology Corp ADR	95,561	6,211
SolarWinds Corp *	64,815	607
SPS Commerce Inc *	16,563	2,127
Super Micro Computer Inc *	134,366	11,031
Synopsys Inc *	5,999	1,915
Teledyne Technologies Inc *	13,800	5,519
Tenable Holdings Inc *	29,500	1,125
Teradyne Inc	11,312	988
Tyler Technologies Inc *	4,508	1,453
Verint Systems Inc *	114,807	4,165
Vishay Precision Group Inc *	10,000	387
Wix.com Ltd *	12,484	959
WNS Holdings Ltd ADR *	26,370	2,109

		122,755
Materials — 7.3%
Alamos Gold Inc, Cl A	80,913	818
Albemarle Corp	4,500	976
Alpha Metallurgical Resources Inc	1,481	217
Ashland Inc	55,852	6,006
Avery Dennison Corp	2,472	447
Axalta Coating Systems Ltd *	170,448	4,341
Balchem Corp	14,444	1,764
Century Aluminum Co *	83,044	679
Chase Corp	3,821	330
Commercial Metals Co, Cl A	208,427	10,067
Crown Holdings Inc	4,800	395
FMC Corp	63,800	7,962
Fortitude Gold Corp	40,846	225
Hawkins Inc	12,136	468
Ingevity Corp *	39,763	2,801
Innospec Inc	7,000	720
Louisiana-Pacific Corp	10,000	592
Materion Corp	9,421	824
NewMarket Corp	1,035	322
Novagold Resources Inc *	234,835	1,404
Packaging Corp of America	2,600	333
Reliance Steel & Aluminum Co	1,787	362
Royal Gold Inc, Cl A	8,757	987
Ryerson Holding Corp	23,026	697
Silgan Holdings Inc	257,609	13,354
Stepan Co	8,553	911
Warrior Met Coal Inc	11,000	381

		58,383

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 4.0%
Alexander & Baldwin Inc ‡	34,477	$646
Alexander's Inc ‡	4,791	1,054
American Assets Trust Inc ‡	25,616	679
Centerspace ‡	15,417	905
Community Healthcare Trust Inc ‡	384	14
EastGroup Properties Inc ‡	14,800	2,191
Elme Communities ‡	58,378	1,039
Equity Commonwealth ‡	30,722	767
Equity LifeStyle Properties Inc ‡	20,564	1,328
FRP Holdings Inc *	4,575	246
Gaming and Leisure Properties Inc ‡	167,435	8,722
Getty Realty Corp ‡	28,351	960
Gladstone Commercial Corp ‡	37,471	693
Howard Hughes Corp/The *‡	9,600	734
Independence Realty Trust Inc ‡	113,415	1,912
Invitation Homes Inc ‡	32,569	965
Life Storage Inc ‡	4,650	458
LTC Properties Inc ‡	1,664	59
Medical Properties Trust Inc ‡	190,106	2,118
Newmark Group Inc, Cl A ‡	450,766	3,593
RMR Group Inc/The, Cl A ‡	2,112	60
Ryman Hospitality Properties Inc ‡	10,995	899
Saul Centers Inc ‡	296	12
Sun Communities Inc ‡	1,400	200
Terreno Realty Corp ‡	14,480	823
Universal Health Realty Income Trust ‡	14,403	687
Urstadt Biddle Properties Inc, Cl A ‡	3,615	69
Ventas Inc ‡	7,436	335

		32,168
Utilities — 2.2%
American States Water Co	4,880	452
Artesian Resources Corp, Cl A	30,081	1,762
Avista Corp	50,500	2,239
Brookfield Infrastructure Corp, Cl A	4,100	159
Chesapeake Utilities Corp	10,037	1,186
Hawaiian Electric Industries Inc	21,153	885
IDACORP Inc, Cl A	10,909	1,177
MGE Energy Inc	21,134	1,488
Middlesex Water Co	22,660	1,783
Northwest Natural Holding Co	15,832	753
NorthWestern Corp	16,470	977
Ormat Technologies Inc	2,512	217
Otter Tail Corp	19,000	1,116
Portland General Electric Co	43,378	2,126
SJW Group	5,000	406
UGI Corp	6,450	239
Unitil Corp	17,644	906
York Water Co/The	9,081	408

		18,279

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $490,486) ($ Thousands)		$794,503

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
4.240% **†(B)	466,558	473

Total Affiliated Partnership
(Cost $466) ($ Thousands)		473

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	10,502,541	$10,503

Total Cash Equivalent
(Cost $10,503) ($ Thousands)		10,503

Total Investments in Securities — 100.2%
(Cost $501,455) ($ Thousands)		$805,479

Percentages are based on Net Assets of $803,947 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $99 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $473 ($ Thousands).

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$525	$3,114	$(3,166)	$—	$—	$473	$6	$—
SEI Daily Income Trust, Government Fund, Cl F	10,783	65,237	(65,517)	—	—	10,503	103	—
Totals	$11,308	$68,351	$(68,683)	$—	$—	$10,976	$109	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%

Communication Services — 1.6%
Fox Corp, Cl A	2,180	$66
Liberty Broadband Corp, Cl A *	1,010	77
Liberty Media Corp-Liberty SiriusXM *	5,271	206
News Corp, Cl B	7,090	131
Pinterest Inc, Cl A *	5,895	143
Playtika Holding Corp *	10,490	89
ROBLOX Corp, Cl A *	3,000	85
Trade Desk Inc/The, Cl A *	5,320	239
ZoomInfo Technologies Inc, Cl A *	4,234	128

		1,164
Consumer Discretionary — 9.9%
Aptiv PLC *	1,200	112
AutoNation Inc *	819	88
AutoZone Inc *	153	377
Bath & Body Works Inc	3,330	140
Best Buy Co Inc	3,240	260
BorgWarner Inc	6,016	242
Boyd Gaming Corp	3,304	180
Caesars Entertainment Inc *	3,800	158
Capri Holdings Ltd *	1,970	113
Carter's Inc	1,646	123
Carvana Co, Cl A *(A)	8,670	41
Chipotle Mexican Grill Inc, Cl A *	114	158
Columbia Sportswear Co	4,109	360
Dollar Tree Inc *	2,066	292
DoorDash Inc, Cl A *	3,730	182
eBay Inc	4,700	195
Expedia Group Inc *	920	81
Grand Canyon Education Inc *	560	59
H&R Block Inc	6,740	246
Harley-Davidson Inc, Cl A	10,586	440
Hasbro Inc	2,632	161
Hilton Worldwide Holdings Inc	550	69
Lennar Corp, Cl A	2,180	197
Lennar Corp, Cl B	1,585	119
LKQ Corp	6,016	321
Lululemon Athletica Inc *	591	189
Macy's Inc	5,270	109
Mattel Inc *	3,420	61
MGM Resorts International	1,790	60
O'Reilly Automotive Inc *	260	219
Rivian Automotive Inc, Cl A *	3,030	56
Ross Stores Inc	2,150	250
Six Flags Entertainment Corp *	3,120	73
Tapestry Inc	6,897	263
Thor Industries Inc	1,010	76
Toll Brothers Inc	4,720	236
Tractor Supply Co	844	190
Travel + Leisure Co	5,670	206

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ulta Beauty Inc *	217	$102
Williams-Sonoma Inc	2,441	281
Wyndham Hotels & Resorts Inc	1,250	89
Yum! Brands Inc	990	127

		7,301
Consumer Staples — 6.5%
Archer-Daniels-Midland Co	1,290	120
BJ's Wholesale Club Holdings Inc *	1,990	131
Brown-Forman Corp, Cl A	5,290	348
Brown-Forman Corp, Cl B	6,380	419
Campbell Soup Co	3,210	182
Casey's General Stores Inc	962	216
Constellation Brands Inc, Cl A	1,044	242
Coty Inc, Cl A *	23,710	203
Darling Ingredients Inc *	9,247	579
Hain Celestial Group Inc/The *	3,453	56
Hershey Co/The	1,341	310
Ingredion Inc	3,173	311
Kellogg Co	2,033	145
Kroger Co/The	6,580	293
Lamb Weston Holdings Inc	6,708	599
Performance Food Group Co *	1,830	107
TreeHouse Foods Inc *	5,766	285
Tyson Foods Inc, Cl A	3,242	202
US Foods Holding Corp *	2,300	78

		4,826
Energy — 6.9%
Antero Midstream Corp	20,500	221
Antero Resources Corp *	3,110	96
ChampionX Corp	8,194	238
Cheniere Energy Inc	730	110
Coterra Energy Inc	13,036	320
Diamondback Energy Inc, Cl A	1,651	226
DT Midstream Inc	9,805	542
EQT Corp	2,170	73
Halliburton Co	2,260	89
HF Sinclair Corp	1,735	90
Marathon Petroleum Corp	1,815	211
ONEOK Inc	5,865	385
Ovintiv Inc	3,680	187
PDC Energy Inc, Cl A	1,520	97
Phillips 66	4,105	427
Pioneer Natural Resources Co	2,807	641
Range Resources Corp	3,090	77
Targa Resources Corp	6,466	475
Valero Energy Corp	1,297	165
Williams Cos Inc/The	13,302	438

		5,108
Financials — 15.6%
Allstate Corp/The	3,807	516

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American International Group Inc	5,714	$361
Ameriprise Financial Inc	1,243	387
Arch Capital Group Ltd *	14,237	894
Assurant Inc	670	84
Axis Capital Holdings Ltd	1,750	94
Bank of New York Mellon Corp/The	1,410	64
Bank OZK	4,630	186
Carlyle Group Inc/The	1,920	57
Cboe Global Markets Inc	1,314	165
Chimera Investment Corp ‡	20,745	114
CNA Financial Corp	1,490	63
Comerica Inc	2,261	151
Cullen/Frost Bankers Inc	4,160	556
East West Bancorp Inc	4,714	311
Evercore Inc, Cl A	920	100
Everest Re Group Ltd	1,305	432
Eversource Energy	2,140	179
Fidelity National Financial Inc	10,102	380
First American Financial Corp	2,817	147
First Hawaiian Inc	3,930	102
Globe Life Inc	2,717	328
Interactive Brokers Group Inc, Cl A	4,624	335
Loews Corp	1,340	78
Markel Corp *	220	290
MGIC Investment Corp	35,030	455
Nasdaq Inc, Cl A	1,386	85
New York Community Bancorp Inc	11,935	103
PacWest Bancorp	6,928	159
Pinnacle Financial Partners Inc	2,907	213
Popular Inc	2,256	150
Primerica Inc	977	139
Progressive Corp/The	3,082	400
Prosperity Bancshares Inc	2,904	211
Regions Financial Corp	6,544	141
Reinsurance Group of America Inc, Cl A	3,613	513
Signature Bank/New York NY, Cl B	2,365	273
SLM Corp	7,455	124
Stifel Financial Corp	6,878	401
Synchrony Financial	9,760	321
Synovus Financial Corp	1,830	69
Umpqua Holdings Corp	4,080	73
Unum Group	5,940	244
Voya Financial Inc	1,300	80
W R Berkley Corp	3,742	272
Webster Financial Corp	3,726	176
Western Alliance Bancorp	5,951	354
Wintrust Financial Corp	2,210	187
Zions Bancorp NA	1,790	88

		11,605
Health Care — 11.2%
Acadia Healthcare Co Inc, Cl A *	1,900	156

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Agilent Technologies Inc	4,116	$616
agilon health Inc *	3,600	58
Align Technology Inc *	300	63
Alnylam Pharmaceuticals Inc *	550	131
AmerisourceBergen Corp, Cl A	2,268	376
Biogen Inc *	1,130	313
Bio-Techne Corp	1,168	97
Centene Corp *	3,226	265
Chemed Corp	765	391
Dexcom Inc *	2,620	297
Doximity Inc, Cl A *	6,430	216
Encompass Health Corp	7,411	443
Envista Holdings Corp *	5,445	183
Exelixis Inc *	11,950	192
Hologic Inc *	3,310	248
Horizon Therapeutics Plc *	780	89
IDEXX Laboratories Inc *	890	363
Incyte Corp *	1,010	81
IQVIA Holdings Inc *	1,778	364
Jazz Pharmaceuticals PLC *	504	80
Laboratory Corp of America Holdings	2,195	517
Mettler-Toledo International Inc *	241	348
Molina Healthcare Inc *	970	320
Neurocrine Biosciences Inc *	940	112
Oak Street Health Inc *	3,940	85
Perrigo Co PLC	3,990	136
Premier Inc, Cl A	7,870	275
Quest Diagnostics Inc	1,165	182
QuidelOrtho Corp *	770	66
Repligen Corp *	725	123
Royalty Pharma PLC, Cl A	7,173	284
United Therapeutics Corp *	1,090	303
Veeva Systems Inc, Cl A *	659	106
Waters Corp *	433	148
Zimmer Biomet Holdings Inc	1,742	222

		8,249
Industrials — 13.8%
A O Smith Corp	3,510	201
Advanced Drainage Systems Inc	1,060	87
AerCap Holdings NV *	3,684	215
Allegion PLC	2,188	230
AMETEK Inc	967	135
Booz Allen Hamilton Holding Corp, Cl A	1,282	134
Carlisle Cos Inc	882	208
Carrier Global Corp	4,030	166
Cintas Corp	1,000	452
Clean Harbors Inc *	3,320	379
Copa Holdings SA, Cl A *	1,280	107
Copart Inc *	1,480	90
Cummins Inc	1,110	269
Delta Air Lines Inc, Cl A *	4,360	143

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dover Corp	3,503	$474
Fastenal Co, Cl A	3,047	144
Fortune Brands Innovations Inc	2,451	140
GXO Logistics Inc *	1,760	75
HEICO Corp, Cl A	1,930	231
Hexcel Corp, Cl A	3,652	215
Huntington Ingalls Industries Inc, Cl A	531	123
Landstar System Inc	1,408	229
Leidos Holdings Inc	1,741	183
Lincoln Electric Holdings Inc	630	91
Masco Corp	1,242	58
Masterbrand Inc *	2,451	19
MSC Industrial Direct Co Inc, Cl A	940	77
nVent Electric PLC	3,770	145
Old Dominion Freight Line Inc, Cl A	480	136
Otis Worldwide Corp	7,115	557
Owens Corning	3,589	306
PACCAR Inc	3,650	361
Parker-Hannifin Corp, Cl A	897	261
Regal Rexnord Corp	2,952	354
Republic Services Inc	1,024	132
Robert Half International Inc	1,283	95
Rockwell Automation Inc	265	68
Ryder System Inc	3,980	333
Schneider National Inc, Cl B	5,190	122
Snap-on Inc	1,344	307
Tetra Tech Inc	1,670	243
Textron Inc	3,980	282
Timken Co/The	840	59
Trane Technologies PLC	853	143
TransDigm Group Inc	170	107
United Airlines Holdings Inc *	2,080	78
United Rentals Inc *	1,330	473
Univar Solutions Inc *	3,130	100
Watsco Inc	523	130
Westinghouse Air Brake Technologies Corp	2,640	264
WW Grainger Inc	470	261

		10,192
Information Technology — 15.1%
Affirm Holdings Inc, Cl A *	6,660	64
Akamai Technologies Inc *	2,800	236
Amdocs Ltd	3,196	290
Amphenol Corp, Cl A	935	71
Arrow Electronics Inc, Cl A *	575	60
Avnet Inc	7,385	307
Bill.com Holdings Inc *	904	98
Cadence Design Systems Inc *	2,175	349
CDW Corp/DE	2,098	375
Ceridian HCM Holding Inc *	1,480	95
Cirrus Logic Inc *	1,400	104
Cloudflare Inc, Cl A *	2,887	130

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coupa Software Inc *	1,260	$100
Crowdstrike Holdings Inc, Cl A *	1,930	203
Datadog Inc, Cl A *	2,505	184
DocuSign Inc, Cl A *	1,270	70
DoubleVerify Holdings Inc, Cl Rights *	7,350	161
Dynatrace Inc *	6,363	244
Enphase Energy Inc *	712	189
F5 Inc, Cl A *	1,659	238
Fair Isaac Corp *	473	283
First Solar Inc *	1,380	207
FleetCor Technologies Inc *	1,977	363
Fortinet Inc *	1,440	70
Global Payments Inc	2,478	246
HubSpot Inc *	487	141
Jabil Inc	8,883	606
Juniper Networks Inc	8,750	280
Keysight Technologies Inc *	583	100
Lattice Semiconductor Corp *	5,100	331
Manhattan Associates Inc *	2,295	279
Marvell Technology Inc	2,675	99
Microchip Technology Inc	4,676	328
MongoDB Inc, Cl A *	389	77
Monolithic Power Systems Inc	1,390	491
Motorola Solutions Inc	2,623	676
Paychex Inc	4,870	563
Paycom Software Inc *	1,330	413
PTC Inc *	1,646	198
Pure Storage Inc, Cl A *	2,680	72
Qorvo Inc *	2,810	255
Skyworks Solutions Inc	3,509	320
Smartsheet Inc, Cl A *	3,166	125
Splunk Inc *	1,720	148
StoneCo Ltd, Cl A *	8,750	83
Synopsys Inc *	744	238
Unity Software Inc *	4,666	133
Universal Display Corp	1,569	169
VeriSign Inc *	602	124
Vontier Corp	3,099	60
Zebra Technologies Corp, Cl A *	248	64
Zscaler Inc *	520	58

		11,168
Materials — 5.0%
Albemarle Corp	640	139
Ashland Inc	2,340	252
Axalta Coating Systems Ltd *	9,144	233
Berry Global Group Inc	4,522	273
Eagle Materials Inc	2,380	316
Eastman Chemical Co	1,240	101
FMC Corp	2,972	371
International Flavors & Fragrances Inc	1,770	185
International Paper Co	5,550	192

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Livent Corp *	11,473	$228
NewMarket Corp	423	132
Nucor Corp	1,340	177
Packaging Corp of America	760	97
Scotts Miracle-Gro Co/The, Cl A	1,172	57
Silgan Holdings Inc	3,758	195
Sonoco Products Co	1,530	93
SSR Mining Inc	9,160	143
Steel Dynamics Inc	1,175	115
United States Steel Corp	4,710	118
Valvoline Inc	6,992	228
Westrock Co	2,370	83

		3,728
Real Estate — 6.0%
Alexandria Real Estate Equities Inc ‡	1,711	249
Apartment Income Corp ‡	4,460	153
AvalonBay Communities Inc ‡	444	72
Camden Property Trust ‡	1,190	133
Digital Realty Trust Inc, Cl A ‡	2,071	208
EastGroup Properties Inc ‡	930	138
EPR Properties, Cl A ‡	7,190	271
Equity Residential ‡	1,190	70
Essex Property Trust Inc ‡	1,091	231
Extra Space Storage Inc ‡	856	126
Federal Realty Investment Trust ‡	670	68
First Industrial Realty Trust Inc ‡	3,610	174
Healthcare Realty Trust Inc, Cl A ‡	26,170	504
Healthpeak Properties Inc ‡	3,829	96
Host Hotels & Resorts Inc ‡	7,956	128
Lamar Advertising Co, Cl A ‡	760	72
Mid-America Apartment Communities Inc ‡	1,106	174
National Retail Properties Inc ‡	8,941	409
Park Hotels & Resorts Inc ‡	7,770	92
SBA Communications Corp, Cl A ‡	1,260	353
Simon Property Group Inc ‡	3,083	362
Spirit Realty Capital Inc ‡	3,775	151
Ventas Inc ‡	4,763	214

		4,448
Utilities — 5.8%
Alliant Energy Corp	2,500	138
American Water Works Co Inc	1,980	302
Brookfield Renewable Corp, Cl A	5,420	149
CenterPoint Energy Inc	10,850	325
CMS Energy Corp	1,280	81
Consolidated Edison Inc	810	77
DTE Energy Co	2,131	250
Entergy Corp	3,206	361
Evergy Inc	6,477	408
FirstEnergy Corp	5,373	225
Hawaiian Electric Industries Inc	4,330	181
IDACORP Inc, Cl A	1,502	162

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Fuel Gas Co	1,725	$109
NiSource Inc	14,465	397
NRG Energy Inc	3,420	109
PPL Corp	10,580	309
UGI Corp	4,683	174
WEC Energy Group Inc	4,069	382
Xcel Energy Inc	2,510	176

		4,315
Total Common Stock
(Cost $72,642) ($ Thousands)		72,104

EXCHANGE TRADED FUND — 0.5%

iShares Russell Mid-Cap Value ETF	3,563	375

Total Exchange Traded Fund
(Cost $367) ($ Thousands)		375

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.240% **†(B)	34,171	35

Total Affiliated Partnership
(Cost $35) ($ Thousands)		35

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	1,522,284	1,522

Total Cash Equivalent
(Cost $1,522) ($ Thousands)		1,522

Total Investments in Securities — 100.0%
(Cost $74,566) ($ Thousands)		$74,036

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Mid-Cap Fund (Concluded)

Percentages are based on Net Assets of $74,056 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $17 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $35 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$159	$(124)	$—	$—	$35	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	2,161	1,931	(2,570)	—	—	1,522	15	—
Totals	$2,161	$2,090	$(2,694)	$—	$—	$1,557	$15	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Communication Services — 5.6%
Advantage Solutions Inc *	33,948	$71
AT&T Inc	517,800	9,533
Comcast Corp, Cl A	153,928	5,383
EchoStar Corp, Cl A *	9,048	151
Fox Corp, Cl A	92,000	2,794
Fox Corp, Cl B	35,449	1,009
Interpublic Group of Cos Inc/The	12,705	423
Madison Square Garden Sports Corp	6,241	1,144
Omnicom Group Inc	42,409	3,459
Playstudios Inc *	20,626	80
Scholastic Corp, Cl B	1,606	63
Shutterstock Inc	4,465	235
SK Telecom Co Ltd ADR	84,213	1,734
TEGNA Inc	171,600	3,636
United States Cellular Corp *	630	13
Verizon Communications Inc	409,768	16,145
World Wrestling Entertainment Inc, Cl A	11,974	821

		46,694
Consumer Discretionary — 7.0%
AutoZone Inc *	4,963	12,240
Canadian Tire Corp Ltd, Cl A	23,000	2,402
Coursera Inc *	5,773	68
Dollar General Corp	17,173	4,229
DR Horton Inc	26,000	2,318
eBay Inc	66,799	2,770
Gentex Corp	37,401	1,020
Graham Holdings Co, Cl B	318	192
Grand Canyon Education Inc *	21,460	2,267
H&R Block Inc	150,165	5,482
Honda Motor Co Ltd ADR	145,242	3,320
LKQ Corp	8,489	453
Lowe's Cos Inc	18,200	3,626
Marriott International Inc/MD, Cl A	10,160	1,513
Murphy USA Inc	9,200	2,572
O'Reilly Automotive Inc *	2,606	2,200
Perdoceo Education Corp *	23,496	327
Service Corp International/US	33,200	2,295
Target Corp, Cl A	19,900	2,966
Toyota Motor Corp ADR	25,800	3,524
Whirlpool Corp	20,400	2,886

		58,670
Consumer Staples — 17.2%
Altria Group Inc	135,977	6,215
Archer-Daniels-Midland Co	64,900	6,026
Bunge Ltd	13,231	1,320
Calavo Growers Inc	5,915	174
Cal-Maine Foods Inc	7,299	397
Campbell Soup Co	94,090	5,340
Church & Dwight Co Inc	30,018	2,420

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clorox Co/The	20,499	$2,877
Coca-Cola Co/The	35,493	2,258
Colgate-Palmolive Co	60,641	4,778
Conagra Brands Inc	279,991	10,836
Energizer Holdings Inc	1,730	58
Flowers Foods Inc	110,558	3,177
Fresh Del Monte Produce Inc	13,280	348
General Mills Inc	107,282	8,996
Hain Celestial Group Inc/The *	3,693	60
Herbalife Nutrition Ltd *	17,212	256
Hershey Co/The	2,425	562
Hormel Foods Corp	47,695	2,173
Hostess Brands Inc, Cl A *	17,834	400
Ingles Markets Inc, Cl A	1,106	107
Ingredion Inc	44,500	4,358
J & J Snack Foods Corp	2,624	393
J M Smucker Co/The	82,416	13,060
John B Sanfilippo & Son Inc	6,116	497
Kellogg Co	145,444	10,361
Keurig Dr Pepper Inc	37,691	1,344
Kimberly-Clark Corp	15,315	2,079
Kraft Heinz Co/The	224,063	9,122
Kroger Co/The	266,200	11,867
Lancaster Colony Corp	1,267	250
Molson Coors Beverage Co, Cl B	101,200	5,214
Nu Skin Enterprises Inc, Cl A	3,663	154
PepsiCo Inc	7,766	1,403
Philip Morris International Inc	17,153	1,736
Pilgrim's Pride Corp *	89,326	2,120
Post Holdings Inc *	21,457	1,937
PriceSmart Inc	3,873	235
Procter & Gamble Co/The	26,329	3,990
Reynolds Consumer Products Inc	30,768	922
Seaboard Corp	64	242
Seneca Foods Corp, Cl A *	2,117	129
Simply Good Foods Co/The *	2,568	98
SpartanNash Co	10,003	302
Tootsie Roll Industries Inc	8,345	355
Turning Point Brands Inc	10,972	237
Tyson Foods Inc, Cl A	111,965	6,970
Universal Corp/VA	7,525	397
USANA Health Sciences Inc *	5,476	291
Vector Group Ltd	29,933	355
Village Super Market Inc, Cl A	10,265	239
Vital Farms Inc *	20,255	302
WD-40 Co	126	20
Weis Markets Inc	52,226	4,298
Whole Earth Brands Inc *	39,627	161

		144,216
Energy — 4.1%
California Resources Corp	3,981	173

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chesapeake Energy Corp	49,800	$4,700
Chevron Corp	49,000	8,795
DT Midstream Inc	23,349	1,290
EOG Resources Inc	1,542	200
Exxon Mobil Corp	119,618	13,194
Kinder Morgan Inc	317,300	5,737
Southwestern Energy Co *	85,507	500
Teekay Corp *	17,377	79

		34,668
Financials — 11.8%
Aflac Inc	161,700	11,633
Allstate Corp/The	44,400	6,021
American Financial Group Inc/OH	14,800	2,032
AMERISAFE Inc	5,736	298
Annaly Capital Management Inc ‡	63,275	1,334
Axis Capital Holdings Ltd	22,074	1,196
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,237	52
Bank First Corp	1,049	97
Bank of New York Mellon Corp/The	190,449	8,669
Bankwell Financial Group Inc	613	18
Berkshire Hathaway Inc, Cl B *	22,600	6,981
Blue Foundry Bancorp *	2,472	32
Byline Bancorp Inc	5,118	118
Canadian Imperial Bank of Commerce	85,800	3,468
Cboe Global Markets Inc	23,418	2,938
Chubb Ltd	2,628	580
CME Group Inc, Cl A	4,100	689
Columbia Financial Inc *	21,797	471
Community Bank System Inc	5,489	346
CVB Financial Corp	7,688	198
Donegal Group Inc, Cl A	12,750	181
Eastern Bankshares Inc	13,060	225
Employers Holdings Inc	9,925	428
Erie Indemnity Co, Cl A	1,193	297
Everest Re Group Ltd	22,671	7,510
Farmers National Banc Corp	8,060	114
First Financial Bankshares Inc, Cl A	3,256	112
First Financial Corp/IN	8,940	412
Glacier Bancorp Inc, Cl A	494	24
Greenlight Capital Re Ltd, Cl A *	22,757	186
Hanover Insurance Group Inc/The, Cl A	15,305	2,068
HarborOne Bancorp Inc	7,453	104
Hartford Financial Services Group Inc/The	69,100	5,240
Independent Bank Corp	414	35
Independent Bank Corp/MI	1,017	24
James River Group Holdings Ltd	6,574	137
Loblaw Cos Ltd	61,600	5,443
Loews Corp	1,203	70
MarketAxess Holdings Inc	7,060	1,969
Marsh & McLennan Cos Inc	6,716	1,111

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MetLife Inc	57,100	$4,132
Midland States Bancorp Inc	5,574	148
Morningstar Inc, Cl A	2,237	485
OceanFirst Financial Corp	79,430	1,688
Park National Corp	113	16
Popular Inc	8,782	582
Progressive Corp/The	22,901	2,971
Reinsurance Group of America Inc, Cl A	13,715	1,949
Safety Insurance Group Inc	3,396	286
SLM Corp	5,318	88
Stock Yards Bancorp Inc	853	55
Towne Bank/Portsmouth VA	24,200	746
TrustCo Bank Corp NY	3,796	143
Unity Bancorp Inc	905	25
Univest Financial Corp	6,031	158
Virtu Financial Inc, Cl A	166,163	3,391
W R Berkley Corp	54,873	3,982
Washington Federal Inc	79,300	2,661
Westamerica BanCorp	3,198	189
Willis Towers Watson PLC	900	220
Zions Bancorp NA	28,443	1,398

		98,174
Health Care — 20.5%
4D Molecular Therapeutics Inc *	1,835	41
Abbott Laboratories	6,401	703
AbbVie Inc	34,100	5,511
AbCellera Biologics Inc *	11,869	120
Aclaris Therapeutics Inc *	10,219	161
AdaptHealth Corp, Cl A *	4,881	94
Adicet Bio Inc *	2,798	25
Agilent Technologies Inc	2,829	423
Alkermes PLC *	982	26
Amgen Inc, Cl A	42,500	11,162
Amneal Pharmaceuticals Inc *	64,717	129
Amphastar Pharmaceuticals Inc *	10,517	295
Anika Therapeutics Inc *	6,523	193
Avanos Medical Inc *	6,936	188
Becton Dickinson and Co	14,577	3,707
Biogen Inc *	6,089	1,686
Bio-Techne Corp	7,576	628
Bristol-Myers Squibb Co	175,120	12,600
Catalyst Pharmaceuticals Inc *	15,830	294
Cigna Corp	138	46
Computer Programs and Systems Inc *	3,315	90
Corcept Therapeutics Inc *	16,477	335
Cross Country Healthcare Inc *	719	19
CVS Health Corp	119,726	11,157
Danaher Corp, Cl A	4,326	1,148
DaVita Inc *	24,025	1,794
Deciphera Pharmaceuticals Inc *	10,328	169
Dynavax Technologies Corp *	10,904	116

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eagle Pharmaceuticals Inc/DE *	9,883	$289
Elevance Health Inc	6,787	3,481
Exelixis Inc *	88,863	1,425
Gilead Sciences Inc	242,628	20,830
Halozyme Therapeutics Inc *	732	42
Harmony Biosciences Holdings Inc *	3,696	204
Hologic Inc *	36,719	2,747
Humana Inc	3,823	1,958
Incyte Corp *	45,002	3,615
Innoviva Inc *	27,372	363
Intercept Pharmaceuticals Inc *	10,708	132
Ionis Pharmaceuticals Inc *	48,943	1,849
Ironwood Pharmaceuticals Inc, Cl A *	17,062	211
iTeos Therapeutics Inc *	12,581	246
Jazz Pharmaceuticals PLC *	11,355	1,809
Johnson & Johnson	67,199	11,871
Kiniksa Pharmaceuticals Ltd, Cl A *	15,231	228
Laboratory Corp of America Holdings	14,400	3,391
Ligand Pharmaceuticals Inc *	3,613	241
Masimo Corp *	4,026	596
McKesson Corp	19,000	7,127
Medpace Holdings Inc *	575	122
Merck & Co Inc	144,731	16,058
Mesa Laboratories Inc	93	15
Neurocrine Biosciences Inc *	26,967	3,221
NuVasive Inc *	1,856	77
Organogenesis Holdings Inc, Cl A *	34,275	92
Organon & Co	110,753	3,093
Pacira BioSciences Inc *	4,661	180
Patterson Cos Inc	7,776	218
PerkinElmer Inc	1,810	254
PetIQ Inc, Cl A *	8,518	79
Pfizer Inc	234,656	12,024
Phibro Animal Health Corp, Cl A	12,502	168
Point Biopharma Global Inc, Cl A *	4,532	33
Premier Inc, Cl A	77,570	2,713
Prestige Consumer Healthcare Inc, Cl A *	2,007	126
QIAGEN NV *	54,359	2,711
Quest Diagnostics Inc	27,500	4,302
Regeneron Pharmaceuticals Inc *	448	323
Sage Therapeutics Inc *	3,057	117
Supernus Pharmaceuticals Inc *	7,853	280
Thermo Fisher Scientific Inc	247	136
United Therapeutics Corp *	1,179	328
Vanda Pharmaceuticals Inc *	26,865	198
Vertex Pharmaceuticals Inc *	206	59
Viatris Inc, Cl W *	253,179	2,818
Vir Biotechnology Inc *	7,279	184
Waters Corp *	8,437	2,890
West Pharmaceutical Services Inc	6,991	1,645

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zimmer Biomet Holdings Inc	20,495	$2,613

		172,592
Industrials — 7.4%
3M Co	13,246	1,589
Allison Transmission Holdings Inc	141,695	5,895
AZZ Inc	2,474	99
Barrett Business Services Inc	1,662	155
Booz Allen Hamilton Holding Corp, Cl A	12,611	1,318
BWX Technologies Inc, Cl W	11,628	675
Casella Waste Systems Inc, Cl A *	2,868	228
CH Robinson Worldwide Inc	23,529	2,154
Cummins Inc	31,600	7,657
Dun & Bradstreet Holdings Inc	23,228	285
Enerpac Tool Group Corp, Cl A	16,357	416
Ennis Inc	15,604	346
Expeditors International of Washington Inc	1,311	136
Exponent Inc	525	52
FTI Consulting Inc *	18,747	2,977
General Dynamics Corp	11,306	2,805
Golden Ocean Group Ltd (A)	36,812	320
Heidrick & Struggles International Inc	7,375	206
Huntington Ingalls Industries Inc, Cl A	7,736	1,785
Landstar System Inc	6,957	1,133
Leidos Holdings Inc	2,626	276
Lockheed Martin Corp	19,149	9,316
ManpowerGroup Inc	15,472	1,287
Matson Inc	2,626	164
Miller Industries Inc/TN	1,507	40
MSC Industrial Direct Co Inc, Cl A	2,371	194
National Presto Industries	5,408	370
Northrop Grumman Corp	6,932	3,782
Proto Labs Inc *	2,749	70
Resources Connection Inc	14,682	270
Rollins Inc	37,951	1,387
Schneider National Inc, Cl B	152,118	3,560
Snap-on Inc	20,400	4,661
Stericycle Inc, Cl A *	559	28
Thermon Group Holdings Inc *	3,635	73
TrueBlue Inc *	1,279	25
U-Haul Holding Co, Cl B	6,574	361
Waste Management Inc	15,500	2,432
Werner Enterprises Inc	101,288	4,078

		62,605
Information Technology — 14.6%
A10 Networks Inc	16,371	272
ACI Worldwide Inc *	9,046	208
Adeia Inc	3,806	36
Adobe Inc *	785	264
Altair Engineering Inc, Cl A *	376	17
Amdocs Ltd	158,812	14,436
Arrow Electronics Inc, Cl A *	38,000	3,974

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Autodesk Inc, Cl A *	2,918	$545
Aviat Networks Inc *	5,439	170
Avnet Inc	84,000	3,493
Brightcove Inc *	18,105	95
Broadridge Financial Solutions Inc	1,143	153
Cadence Design Systems Inc *	5,839	938
Canon Inc ADR (A)	212,800	4,613
Cisco Systems Inc	265,600	12,653
CommVault Systems Inc *	5,680	357
Consensus Cloud Solutions Inc *	12,471	670
CSG Systems International Inc	41,568	2,378
Dropbox Inc, Cl A *	67,962	1,521
Euronet Worldwide Inc *	315	30
EVERTEC Inc	916	30
FleetCor Technologies Inc *	7,960	1,462
GoDaddy Inc, Cl A *	15,666	1,172
Hewlett Packard Enterprise Co	418,100	6,673
Intel Corp	388,720	10,274
InterDigital Inc	5,108	253
International Business Machines Corp	102,708	14,470
Knowles Corp *	187,900	3,085
LiveRamp Holdings Inc *	13,809	324
Maximus Inc	1,038	76
Microsoft Corp	1,134	272
NetApp Inc	6,942	417
Open Text Corp	57,000	1,688
Oracle Corp, Cl B	171,028	13,980
OSI Systems Inc *	28,433	2,261
Progress Software Corp	8,096	408
PTC Inc *	4,147	498
QUALCOMM Inc	5,591	615
Roper Technologies Inc	4,223	1,825
Sapiens International Corp NV	16,915	313
Seagate Technology Holdings PLC	61,200	3,220
Skyworks Solutions Inc	12,229	1,114
SS&C Technologies Holdings Inc	7,993	416
Teradata Corp *	30,264	1,019
Upland Software Inc *	23,680	169
VeriSign Inc *	3,129	643
Vishay Intertechnology Inc	6,312	136
Vishay Precision Group Inc *	2,602	100
Vontier Corp	17,162	332
Western Union Co/The	608,574	8,380
Yext Inc *	22,753	148

		122,596
Materials — 3.9%
Balchem Corp	1,406	172
Berry Global Group Inc	59,384	3,589
International Paper Co	65,600	2,272
NewMarket Corp	19,148	5,957
Newmont Corp	14,740	696

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Packaging Corp of America	32,800	$4,195
Sealed Air Corp	43,200	2,155
Silgan Holdings Inc	155,186	8,045
Sonoco Products Co	72,100	4,377
SSR Mining Inc	58,727	920
Westrock Co	16,624	584

		32,962
Real Estate — 0.3%
Agree Realty Corp ‡	3,126	222
Broadstone Net Lease Inc, Cl A ‡	8,341	135
BRT Apartments Corp ‡	11,548	227
Easterly Government Properties Inc, Cl A ‡	5,111	73
Equity Commonwealth ‡	10,051	251
Essex Property Trust Inc ‡	988	209
InvenTrust Properties Corp ‡	4,826	114
NETSTREIT Corp ‡	5,167	95
Postal Realty Trust Inc, Cl A ‡	25,044	364
RMR Group Inc/The, Cl A ‡	8,154	230
Weyerhaeuser Co ‡	20,736	643

		2,563
Utilities — 5.8%
American States Water Co	5,612	519
Avista Corp	4,419	196
Brookfield Infrastructure Corp, Cl A	8,229	320
Chesapeake Utilities Corp	3,388	400
Clearway Energy Inc, Cl A	2,895	87
Clearway Energy Inc, Cl C	1,961	62
Consolidated Edison Inc	9,926	946
Dominion Energy Inc	29,907	1,834
DTE Energy Co	28,023	3,294
Entergy Corp	29,700	3,341
Evergy Inc	149,600	9,414
Exelon Corp	61,000	2,637
Hawaiian Electric Industries Inc	11,878	497
MGE Energy Inc	1,751	123
Middlesex Water Co	795	63
National Fuel Gas Co	121,522	7,692
New Jersey Resources Corp	336	17
Northwest Natural Holding Co	5,992	285
NorthWestern Corp	3,196	190
Otter Tail Corp	55,888	3,281
Portland General Electric Co	86,445	4,236
SJW Group	3,675	298
Spire Inc	2,651	183
UGI Corp	201,690	7,477
Vistra Corp	81,392	1,888

		49,280
Total Common Stock
(Cost $684,675) ($ Thousands)		825,020

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, LP
4.240% **†(B)	4,976,850	$4,977

Total Affiliated Partnership
(Cost $4,978) ($ Thousands)		4,977

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	14,155,012	$14,155

Total Cash Equivalent
(Cost $14,155) ($ Thousands)		14,155

Total Investments in Securities — 100.5%
(Cost $703,808) ($ Thousands)		$844,152

A list of open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	51	Mar-2023	$10,168	$9,845	$(323)

Percentages are based on Net Assets of $840,297 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $4,127 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $4,977 ($ Thousands).

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$7,816	$5,817	$(8,656)	$—	$—	$4,977	$28	$—
SEI Daily Income Trust, Government Fund, Cl F	9,947	76,760	(72,552)	—	—	14,155	124	—
Totals	$17,763	$82,577	$(81,208)	$—	$—	$19,132	$152	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%
Australia — 0.6%
Coles Group Ltd	31,635	$357
Glencore PLC	127,996	851
Medibank Pvt Ltd	135,762	270
Rio Tinto Ltd	13,776	1,083
Telstra Group Ltd, Cl B	932,275	2,511
		5,072

Austria — 0.0%
Oberbank AG	81	9
Telekom Austria AG, Cl A	44,848	276
		285

Belgium — 0.3%
Ageas SA/NV	21,222	938
Deme Group NV *	190	25
Solvay SA	12,483	1,259
		2,222

Brazil — 0.2%
Yara International ASA	37,531	1,641

Canada — 2.1%
BCE Inc	99,699	4,382
Canadian Utilities Ltd, Cl A	38,800	1,050
Dollarama Inc	14,300	836
Emera Inc	25,200	963
Empire Co Ltd, Cl A	61,300	1,613
George Weston Ltd	34,321	4,255
Loblaw Cos Ltd	31,126	2,750
Metro Inc/CN, Cl A	22,600	1,250
Wesdome Gold Mines Ltd *	72,500	400
		17,499

China — 0.8%
BOC Hong Kong Holdings Ltd	1,346,000	4,587
CITIC Telecom International Holdings Ltd	1,597,000	542
Kerry Logistics Network Ltd	108,054	195
Wilmar International Ltd	433,000	1,346
		6,670

Denmark — 0.9%
Carlsberg AS, Cl B	22,777	3,018
Novo Nordisk A/S, Cl B	35,981	4,843
		7,861

Finland — 1.1%
Elisa Oyj	86,919	4,588
Kemira Oyj	11,081	170
Orion Oyj, Cl A	259	14
Orion Oyj, Cl B	26,878	1,470
Sampo Oyj, Cl A	61,749	3,217
		9,459

France — 1.9%
ABC arbitrage	4,265	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Air Liquide SA	7,580	$1,071
Carrefour SA	104,207	1,740
Orange SA	518,003	5,131
Sanofi	85,944	8,240
		16,211

Germany — 0.0%
Henkel AG & Co KGaA	6,099	392
McKesson Europe AG	874	19
		411

Hong Kong — 2.9%
CK Hutchison Holdings Ltd	404,000	2,425
CLP Holdings Ltd, Cl B	746,156	5,444
Dah Sing Banking Group Ltd	108,898	78
HK Electric Investments & HK Electric Investments Ltd	475,315	315
HKT Trust & HKT Ltd	2,767,000	3,393
Langham Hospitality Investments and Langham Hospitality Investments Ltd ‡	425,500	61
Link REIT ‡	135,200	993
Miramar Hotel & Investment	49,000	77
MTR Corp Ltd	118,500	628
New World Development Co Ltd ‡	345,000	972
PCCW Ltd	4,732,000	2,134
Power Assets Holdings Ltd	964,000	5,280
Regal Hotels International Holdings Ltd *	158,182	65
SmarTone Telecommunications Holdings Ltd	118,020	71
Swire Pacific Ltd, Cl A	74,000	651
VTech Holdings Ltd	58,569	377
WH Group Ltd	3,029,000	1,762
		24,726

Ireland — 0.2%
Kerry Group PLC, Cl A	19,407	1,745

Israel — 2.4%
Bank Hapoalim BM	166,611	1,494
Bank Leumi Le-Israel BM	375,974	3,120
Bezeq The Israeli Telecommunication Corp Ltd	762,886	1,304
Check Point Software Technologies Ltd *	71,994	9,083
Elbit Systems Ltd	1,395	226
First International Bank Of Israel Ltd/The	36,856	1,448
ICL Group Ltd	326,954	2,353
Isracard Ltd	5	–
Nice Ltd *	2,924	560
Radware Ltd *	14,978	296
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	1,637	114
		19,998

Italy — 0.2%
ACEA SpA	4,043	56

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iren SpA	242,643	$380
Italgas SpA	28,912	160
Orsero SpA	2,595	37
Snam SpA	198,328	958
TXT e-solutions SpA *	5,101	70
		1,661

Japan — 8.4%
Achilles Corp	2,500	24
Ahjikan Co Ltd	1,200	8
Aichi Electric Co Ltd	600	15
Akita Bank Ltd/The	2,000	29
Albis Co Ltd	1,600	29
Alinco Inc	2,700	20
Amano Corp	6,200	114
Anritsu Corp	28,300	275
Arcs Co Ltd	38,300	637
Asahi Co Ltd	6,200	64
Asante Inc	8,400	103
Autobacs Seven Co Ltd	33,200	363
Axial Retailing Inc	2,300	59
Belc Co Ltd	4,300	187
Calbee Inc	6,500	147
Canon Inc (A)	25,800	558
Canon Marketing Japan Inc (A)	7,100	161
Cawachi Ltd	27,300	461
C'BON COSMETICS Co Ltd	1,100	13
Chugin Financial Group Inc	22,500	163
CI Takiron Corp	20,800	79
Computer Engineering & Consulting Ltd	18,100	210
Create Medic Co Ltd	5,677	38
Dai Nippon Toryo Co Ltd	7,800	44
Earth Corp (A)	21,200	813
Eizo Corp	8,600	223
Ezaki Glico Co Ltd (A)	14,300	392
FAN Communications Inc	8,000	25
FJ Next Holdings Co Ltd	14,600	106
Fujicco Co Ltd	22,500	327
Fujiya Co Ltd (A)	8,200	157
Fukuda Denshi Co Ltd	200	7
Gakken Holdings Co Ltd	5,300	37
Gakkyusha Co Ltd	5,600	77
Heiwado Co Ltd	23,600	383
Hitachi Ltd	569	29
Hokuto Corp	57,900	824
House Foods Group Inc	7,500	158
Itochu-Shokuhin Co Ltd	2,003	75
Japan Oil Transportation Co Ltd	2,100	35
Japan Tobacco Inc (A)	384,100	7,746
JSP Corp	10,800	121
Kajima Corp	90,800	1,057
Kaken Pharmaceutical Co Ltd	23,200	684

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kakiyasu Honten Co Ltd	1,131	$18
Kansai Electric Power Co Inc/The	128,500	1,246
Kato Sangyo Co Ltd	27,200	724
KDDI Corp	69,700	2,103
Kenedix Retail REIT Corp ‡	162	312
Key Coffee Inc	7,400	116
Komeri Co Ltd	2,800	58
Kyokuyo Co Ltd	5,100	147
KYORIN Holdings Inc	104,700	1,365
Maezawa Kasei Industries Co Ltd	2,400	24
Marimo Regional Revitalization REIT Inc ‡	75	74
Marvelous Inc *	5,300	27
McDonald's Holdings Co Japan Ltd (A)	46,500	1,760
Megmilk Snow Brand Co Ltd	11,500	157
Ministop Co Ltd	4,700	51
Miroku Jyoho Service Co Ltd	6,500	71
Mitsubishi Corp	32,200	1,045
Mitsubishi Shokuhin Co Ltd	18,900	447
Mitsui & Co Ltd	5,600	164
Mitsui DM Sugar Holdings Co Ltd	9,900	151
MIXI Inc	10,900	204
Miyoshi Oil & Fat Co Ltd (A)	16,300	117
Mochida Pharmaceutical Co Ltd	6,100	161
Mori Hills REIT Investment Corp ‡	165	197
Mori Trust Sogo Reit Inc ‡	42	47
Morinaga Milk Industry Co Ltd	4,000	151
Morozoff Ltd	1,200	32
Musashi Co Ltd	2,400	26
NEC Capital Solutions Ltd	1,600	26
NH Foods Ltd	6,300	176
Nichirei Corp	16,800	366
Nichirin Co Ltd	2,600	35
Nihon Chouzai Co Ltd	25,200	232
Nikko Co Ltd/Hyogo	5,600	26
Nintendo Co Ltd	79,700	3,342
Nippn Corp	111,234	1,366
Nippon Air Conditioning Services Co Ltd	4,300	22
Nippon BS Broadcasting Corp	1,700	12
NIPPON REIT Investment Corp ‡	213	561
Nippon Telegraph & Telephone Corp	295,800	8,434
Nisshin Oillio Group Ltd/The	9,252	230
Nissin Foods Holdings Co Ltd	5,100	403
Nittoc Construction Co Ltd	17,600	124
Oiles Corp	3,800	42
Okinawa Cellular Telephone Co	7,000	154
Osaki Electric Co Ltd	13,700	55
Otsuka Holdings Co Ltd (A)	31,100	1,015
OUG Holdings Inc	2,236	40
Raito Kogyo Co Ltd	6,700	96
Ryoden Corp	2,300	30
San Holdings Inc	3,800	49
San ju San Financial Group Inc	3,700	45

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
San-A Co Ltd, Cl A	22,800	$744
Sanki Engineering Co Ltd	11,600	136
Sankyo Co Ltd	33,700	1,374
Secom Co Ltd	3,000	172
Shinmaywa Industries Ltd	22,800	182
Showa Sangyo Co Ltd	18,600	355
SKY Perfect JSAT Holdings Inc	180,700	664
SoftBank Corp	474,400	5,350
SRA Holdings	5,000	115
ST Corp	5,400	62
Sugi Holdings Co Ltd	7,300	325
Sumitomo Corp	106,400	1,771
Sumitomo Seika Chemicals Co Ltd	2,700	83
Sundrug Co Ltd	57,400	1,703
Takamatsu Construction Group Co Ltd	9,300	135
Takasago International Corp	2,300	44
Takeda Pharmaceutical Co Ltd	99,300	3,094
Teijin Ltd	31,000	303
Tekken Corp	6,000	80
TOKAI Holdings Corp	54,700	356
Tokushu Tokai Paper Co Ltd	3,300	70
Tokuyama Corp	13,000	177
Tokyo Gas Co Ltd	28,700	562
Tokyo Seimitsu Co Ltd	11,000	356
Tokyu Construction Co Ltd	19,300	93
Toyo Ink SC Holdings Co Ltd	12,800	175
Trend Micro Inc/Japan *(A)	117,800	5,482
Unicafe Inc *(A)	6,400	45
United Super Markets Holdings Inc	101,800	868
Uoriki Co Ltd	5,800	94
Valor Holdings Co Ltd	6,500	90
Vital KSK Holdings Inc	31,000	200
Wowow Inc	19,124	184
XYMAX REIT Investment Corp ‡	105	96
Yaoko Co Ltd	6,100	313
Yokorei Co Ltd	21,200	172
Yondoshi Holdings Inc	3,300	44
Zenrin Co Ltd	5,400	34
		71,056

Netherlands — 1.7%
Heineken Holding NV	1,881	145
Koninklijke Ahold Delhaize NV	151,653	4,344
Koninklijke KPN NV	550,348	1,697
OCI NV	26,860	958
Shell PLC	95,963	2,712
Wolters Kluwer NV	44,109	4,602
		14,458

New Zealand — 0.6%
Auckland International Airport Ltd *	15,877	79
Freightways Ltd	33,894	207

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spark New Zealand Ltd	1,460,238	$4,987
		5,273

Norway — 1.6%
AF Gruppen ASA	449	7
Bouvet ASA	2,334	14
Equinor ASA	207,947	7,426
Gjensidige Forsikring ASA	9,038	176
Orkla ASA	216,768	1,561
Sparebank 1 Oestlandet	3,854	48
SpareBank 1 Sorost-Norge	3,479	20
Sparebanken Vest	8,999	84
Telenor ASA	429,885	3,997
Veidekke ASA	21,684	213
		13,546

Portugal — 0.7%
Corticeira Amorim SGPS SA	12,229	114
Jeronimo Martins SGPS SA	177,861	3,830
Navigator Co SA/The	192,891	711
NOS SGPS SA	57,922	234
REN - Redes Energeticas Nacionais SGPS SA	471,024	1,267
		6,156

Singapore — 1.0%
Bukit Sembawang Estates Ltd ‡	11,000	38
Fraser and Neave Ltd	20,400	19
Jardine Matheson Holdings Ltd	50,400	2,565
Kimly Ltd	90,400	24
Oversea-Chinese Banking Corp Ltd	159,400	1,448
Sheng Siong Group Ltd	1,367,374	1,682
Singapore Exchange Ltd	222,800	1,487
Singapore Technologies Engineering Ltd	331,700	828
STMicroelectronics NV	6,469	228
		8,319

Spain — 0.8%
Cia de Distribucion Integral Logista Holdings SA	30,628	772
Endesa SA	49,952	940
Red Electrica Corp SA	307,265	5,332
		7,044

Sweden — 1.0%
Axfood AB	160,322	4,399
Swedish Orphan Biovitrum AB *	14,037	290
Tele2 AB, Cl B	218,269	1,783
Telia Co AB	646,290	1,654
Volvo AB, Cl A	6,820	130
		8,256

Switzerland — 4.9%
AEVIS VICTORIA SA	1,211	23
Barry Callebaut AG	834	1,649
Berner Kantonalbank AG	248	59

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emmi AG	346	$293
Nestle SA	53,225	6,164
Novartis AG	115,621	10,446
Plazza AG ‡	133	44
PSP Swiss Property AG ‡	33,334	3,909
Roche Holding AG	34,633	11,114
Sonova Holding AG	3,450	818
St Galler Kantonalbank AG	813	423
Swisscom AG	9,111	4,989
TX Group AG	316	50
Zug Estates Holding AG, Cl B ‡	3	6
Zurich Insurance Group AG	3,673	1,756
		41,743

United Kingdom — 6.2%
Bunzl PLC	78,191	2,595
Coca-Cola Europacific Partners PLC	25,128	1,390
Diageo PLC	3,467	152
GSK PLC	416,150	7,196
HSBC Holdings PLC	586,895	3,641
Imperial Brands PLC	325,920	8,119
Reckitt Benckiser Group PLC	83,834	5,803
RELX PLC	230,133	6,334
Sage Group PLC/The	636,756	5,711
Shell PLC	155,576	4,353
Spirent Communications PLC	233,490	731
Standard Chartered PLC	49,550	371
Tesco PLC	475,999	1,284
Unilever PLC	23,783	1,196
Vodafone Group PLC	3,319,373	3,364
		52,240

United States — 57.6%
3M Co	12,370	1,483
AbbVie Inc	17,243	2,787
Aflac Inc	1,493	107
Air Products and Chemicals Inc	3,287	1,013
Alphabet Inc, Cl A *	17,927	1,582
Alphabet Inc, Cl C *	16,522	1,466
Altria Group Inc	126,106	5,764
Amcor PLC	348,911	4,155
Amdocs Ltd	75,235	6,839
American Business Bank *	1,369	55
American Electric Power Co Inc	9,451	897
American Software Inc/GA, Cl A	2,317	34
AMETEK Inc	17,016	2,377
Amgen Inc, Cl A	33,111	8,696
Aon PLC, Cl A	7,297	2,190
Apple Inc	45,559	5,919
AptarGroup Inc	8,408	925
Arrow Electronics Inc, Cl A *	8,774	918
Ashland Inc	11,181	1,202
AT&T Inc	257,285	4,737

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AutoZone Inc *	3,599	$8,876
Becton Dickinson and Co	13,609	3,461
Berkshire Hathaway Inc, Cl A *	6	2,812
Berkshire Hathaway Inc, Cl B *	6,032	1,863
Bio-Rad Laboratories Inc, Cl A *	4,325	1,819
BlackRock TCP Capital Corp	35,631	461
Booz Allen Hamilton Holding Corp, Cl A	5,690	595
Box Inc, Cl A *	5,018	156
Bristol-Myers Squibb Co	128,895	9,274
CACI International Inc, Cl A *	1,202	361
Cal-Maine Foods Inc	8,862	483
Campbell Soup Co	115,684	6,565
Cardinal Health Inc	11,093	853
Casey's General Stores Inc	21,577	4,841
Cboe Global Markets Inc	17,490	2,194
CF Industries Holdings Inc	28,682	2,444
CH Robinson Worldwide Inc	29,085	2,663
Chemed Corp	229	117
Chubb Ltd	10,697	2,360
Church & Dwight Co Inc	113,675	9,163
Cigna Corp	6,966	2,308
Cisco Systems Inc	192,917	9,191
Clorox Co/The	13,878	1,947
CME Group Inc, Cl A	29,264	4,921
Coca-Cola Co/The	100,764	6,410
Cognizant Technology Solutions Corp, Cl A	4,618	264
Colgate-Palmolive Co	101,625	8,007
Comcast Corp, Cl A	8,307	290
CommVault Systems Inc *	61,856	3,887
Computer Programs and Systems Inc *	3,066	84
Conagra Brands Inc	2,371	92
Consolidated Edison Inc	12,694	1,210
Constellation Brands Inc, Cl A	5,141	1,191
Corebridge Financial Inc	44,341	890
Costco Wholesale Corp	18,904	8,630
Crane Holdings Co	55,914	5,617
CVS Health Corp	26,200	2,442
Dolby Laboratories Inc, Cl A	48,161	3,397
Dominion Energy Inc	17,999	1,104
Domino's Pizza Inc	4,057	1,405
DTE Energy Co	51,528	6,056
Duke Energy Corp	22,584	2,326
Ecolab Inc	23,301	3,392
Elevance Health Inc	1,275	654
Ennis Inc	6,146	136
Expeditors International of Washington Inc	17,393	1,808
Exxon Mobil Corp	7,131	787
Fair Isaac Corp *	5,805	3,475
Ferguson PLC	9,739	1,237
Flowers Foods Inc	175,867	5,054
FMC Corp	12,018	1,500
Fox Corp, Cl A	42,933	1,304

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Dynamics Corp	13,144	$3,261
General Mills Inc	128,630	10,786
Genuine Parts Co	2,648	459
Gilead Sciences Inc	129,363	11,106
Graco Inc	20,586	1,385
Graham Holdings Co, Cl B	2,107	1,273
Grand Canyon Education Inc *	13,044	1,378
Hackett Group Inc/The	7,061	144
HealthStream Inc *	4,884	121
Henry Schein Inc *	19,836	1,584
Hershey Co/The	41,111	9,520
HF Sinclair Corp	73,156	3,796
Hologic Inc *	4,389	328
Hormel Foods Corp	10,261	467
Hubbell Inc, Cl B	1,975	464
Humana Inc	15,265	7,819
Incyte Corp *	65,755	5,282
Insperity Inc, Cl A	2,599	295
Intercontinental Exchange Inc	51,850	5,319
J M Smucker Co/The	28,405	4,501
Jack Henry & Associates Inc	7,815	1,372
Jacobs Solutions Inc	33,430	4,014
John B Sanfilippo & Son Inc	7,496	610
Johnson & Johnson	61,013	10,778
Juniper Networks Inc	263,977	8,437
Kellogg Co	126,059	8,981
Kimberly-Clark Corp	87,479	11,875
Knight-Swift Transportation Holdings Inc, Cl A	635	33
Lamb Weston Holdings Inc	2,486	222
Lockheed Martin Corp	11,027	5,365
Mallinckrodt PLC *	1,300	10
Marsh & McLennan Cos Inc	46,568	7,706
McDonald's Corp	6,506	1,715
McKesson Corp	21,970	8,241
Medtronic PLC	51,373	3,993
Merck & Co Inc	77,694	8,620
Microsoft Corp	24,820	5,952
Molina Healthcare Inc *	6,097	2,013
Mondelez International Inc, Cl A	119,899	7,991
MP Materials Corp *	20,428	496
NetScout Systems Inc *	14,779	480
NewMarket Corp	567	176
Newmont Corp	1,522	72
NexPoint Diversified Real Estate Trust ‡	10,017	112
NextGen Healthcare Inc *	26,470	497
NiSource Inc	9,494	260
Northrop Grumman Corp	1,282	699
Oracle Corp, Cl B	35,044	2,864
O'Reilly Automotive Inc *	1,137	960
PACCAR Inc	27,078	2,680
Packaging Corp of America	3,303	422

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PepsiCo Inc	41,651	$7,525
Pfizer Inc	31,207	1,599
Philip Morris International Inc	74,471	7,537
Phillips 66	21,044	2,190
Prestige Consumer Healthcare Inc, Cl A *	13,879	869
Procter & Gamble Co/The	70,137	10,630
Public Storage ‡	8,145	2,282
QIAGEN NV *	764	38
Regeneron Pharmaceuticals Inc *	444	320
Reliance Steel & Aluminum Co	12,207	2,471
Robert Half International Inc	2,671	197
Royal Gold Inc, Cl A	57,746	6,509
RPM International Inc	41,947	4,088
Sealed Air Corp	7,719	385
Service Corp International/US	8,364	578
Sherwin-Williams Co/The, Cl A	18,159	4,310
Silgan Holdings Inc	101,226	5,248
Sixth Street Specialty Lending Inc	21,329	380
Sonoco Products Co	15,806	960
Synopsys Inc *	612	195
Toro Co/The	3,216	364
Travelers Cos Inc/The	19,381	3,634
Tyson Foods Inc, Cl A	46,876	2,918
United Parcel Service Inc, Cl B	284	49
UnitedHealth Group Inc	11,487	6,090
USANA Health Sciences Inc *	14,391	766
Valero Energy Corp	24,155	3,064
Varia US Properties AG ‡	28	2
Verint Systems Inc *	20,206	733
VeriSign Inc *	12,264	2,520
Verizon Communications Inc	265,864	10,475
Vertex Pharmaceuticals Inc *	14,355	4,145
Vistra Corp	43,220	1,003
VMware Inc, Cl A *	1,674	206
Walgreens Boots Alliance Inc	58,653	2,191
Walmart Inc	29,605	4,198
Waste Management Inc	2,314	363
Waterstone Financial Inc	3,254	56
WEC Energy Group Inc	13,217	1,239
Western Union Co/The	147,878	2,036
Yum! Brands Inc	21,401	2,741
		489,561

Total Common Stock
(Cost $789,197) ($ Thousands)		833,113

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 2.2%
SEI Liquidity Fund, LP
4.240% **†(B)	19,025,894	$19,028

Total Affiliated Partnership
(Cost $19,029) ($ Thousands)		19,028

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	10,304,144	10,304

Total Cash Equivalent
(Cost $10,304) ($ Thousands)		10,304

Total Investments in Securities — 101.5%
(Cost $818,530) ($ Thousands)		$862,445

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	27	Mar-2023	$1,095	$1,090	$(7)
FTSE 100 Index	5	Mar-2023	451	449	(2)
S&P 500 Index E-MINI	38	Mar-2023	7,271	7,336	65
SPI 200 Index	4	Mar-2023	474	474	(3)
TOPIX Index	2	Mar-2023	284	287	–
			$9,575	$9,636	$53

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/09/23	CAD	18,332	USD	13,406	$(124)
Barclays PLC	01/09/23	NOK	81,436	USD	8,115	(154)
BNP Paribas	01/09/23	CHF	18,583	USD	19,822	(277)
BNP Paribas	01/09/23	EUR	32,124	USD	33,796	(499)
BNP Paribas	01/09/23	HKD	105,104	USD	13,489	21
Brown Brothers Harriman	01/09/23	USD	224	AUD	333	1
Brown Brothers Harriman	01/09/23	USD	15	AUD	22	—
Brown Brothers Harriman	01/09/23	USD	26	NZD	41	—
Brown Brothers Harriman	01/09/23	USD	497	NZD	780	(3)
Brown Brothers Harriman	01/09/23	USD	538	SGD	727	4
Brown Brothers Harriman	01/09/23	AUD	133	USD	90	—
Brown Brothers Harriman	01/09/23	AUD	448	USD	301	(3)
Brown Brothers Harriman	01/09/23	NZD	252	USD	160	1
Brown Brothers Harriman	01/09/23	NZD	471	USD	297	(1)
Brown Brothers Harriman	01/09/23	USD	732	DKK	5,118	3
Brown Brothers Harriman	01/09/23	SGD	258	USD	192	—
Brown Brothers Harriman	01/09/23	SGD	956	USD	708	(5)
Brown Brothers Harriman	01/09/23	USD	1,221	NOK	12,076	6
Brown Brothers Harriman	01/09/23	USD	200	NOK	1,951	(2)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/09/23	CHF	1,037	USD	1,121	$—
Brown Brothers Harriman	01/09/23	CHF	1,045	USD	1,126	(5)
Brown Brothers Harriman	01/09/23	USD	2,116	HKD	16,477	(4)
Brown Brothers Harriman	01/09/23	CAD	956	USD	706	—
Brown Brothers Harriman	01/09/23	CAD	1,173	USD	860	(6)
Brown Brothers Harriman	01/09/23	USD	627	SEK	6,556	2
Brown Brothers Harriman	01/09/23	USD	1,520	SEK	15,750	(8)
Brown Brothers Harriman	01/09/23	GBP	2,845	USD	3,442	18
Brown Brothers Harriman	01/09/23	GBP	137	USD	164	—
Brown Brothers Harriman	01/09/23	USD	3,374	CAD	4,595	17
Brown Brothers Harriman	01/09/23	USD	90	CAD	121	—
Brown Brothers Harriman	01/09/23	USD	2,024	CHF	1,884	13
Brown Brothers Harriman	01/09/23	USD	1,620	CHF	1,495	(3)
Brown Brothers Harriman	01/09/23	USD	3,874	GBP	3,193	(32)
Brown Brothers Harriman	01/09/23	DKK	1,715	USD	246	—
Brown Brothers Harriman	01/09/23	DKK	3,315	USD	474	(2)
Brown Brothers Harriman	01/09/23	EUR	1,886	USD	2,014	—
Brown Brothers Harriman	01/09/23	EUR	3,951	USD	4,198	(20)
Brown Brothers Harriman	01/09/23	USD	5,936	EUR	5,581	23
Brown Brothers Harriman	01/09/23	NOK	5,014	USD	509	—
Brown Brothers Harriman	01/09/23	NOK	4,981	USD	503	(3)
Brown Brothers Harriman	01/09/23	SEK	11,087	USD	1,068	4
Brown Brothers Harriman	01/09/23	SEK	1,496	USD	143	(1)
Brown Brothers Harriman	01/09/23	HKD	17,512	USD	2,247	3
Brown Brothers Harriman	01/10/23	USD	5,790	JPY	780,175	128
Brown Brothers Harriman	01/10/23	USD	1,223	JPY	160,222	(7)
Brown Brothers Harriman	01/10/23	JPY	191,952	USD	1,458	2
Brown Brothers Harriman	01/10/23	JPY	628,212	USD	4,686	(79)
Standard Chartered	01/09/23	AUD	1,918	USD	1,284	(17)
Standard Chartered	01/09/23	GBP	19,769	USD	24,038	255
Standard Chartered	01/09/23	DKK	29,515	USD	4,178	(60)
Standard Chartered	01/09/23	SEK	109,715	USD	10,585	51
Westpac Banking	01/09/23	SGD	4,092	USD	3,012	(39)
Westpac Banking	01/09/23	NZD	4,487	USD	2,843	5
Westpac Banking	01/10/23	JPY	4,484,272	USD	32,789	(1,227)
						$(2,024)

Percentages are based on Net Assets of $849,355 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $17,933 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $19,028 ($ Thousands).

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Global Managed Volatility Fund (Concluded)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$17,355	$41,917	$(40,248)	$1	$3	$19,028	$17	$—
SEI Daily Income Trust, Government Fund, Cl F	8,497	56,690	(54,883)	—	—	10,304	84	—
Totals	$25,852	$98,607	$(95,131)	$1	$3	$29,332	$101	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Communication Services — 2.3%
Alphabet Inc, Cl A *	21,473	$1,895
Alphabet Inc, Cl C *	2,000	177
AT&T Inc	190,500	3,507
Fox Corp, Cl A	83,711	2,542
Fox Corp, Cl B	52,779	1,501
Madison Square Garden Sports Corp	8,917	1,635
New York Times Co/The, Cl A	92,656	3,008
Verizon Communications Inc	176,872	6,969

		21,234
Consumer Discretionary — 5.0%
AutoZone Inc *	10,000	24,662
Darden Restaurants Inc	7,687	1,063
Dick's Sporting Goods Inc	13,375	1,609
Dollar General Corp	8,848	2,179
Honda Motor Co Ltd ADR	129,300	2,956
McDonald's Corp	24,867	6,553
Target Corp, Cl A	25,933	3,865
Toyota Motor Corp ADR	16,500	2,253

		45,140
Consumer Staples — 15.4%
Altria Group Inc	51,246	2,342
Archer-Daniels-Midland Co	11,942	1,109
Bunge Ltd	11,345	1,132
Campbell Soup Co	50,496	2,866
Church & Dwight Co Inc	74,784	6,028
Clorox Co/The	19,287	2,707
Coca-Cola Co/The	63,107	4,014
Coca-Cola Europacific Partners PLC	49,400	2,733
Colgate-Palmolive Co	68,670	5,410
Costco Wholesale Corp	10,898	4,975
General Mills Inc	70,976	5,951
Hershey Co/The	32,533	7,534
Hormel Foods Corp	110,755	5,045
J M Smucker Co/The	33,538	5,314
Kellogg Co	91,886	6,546
Kimberly-Clark Corp	41,715	5,663
Kroger Co/The	317,500	14,154
Lamb Weston Holdings Inc	28,333	2,532
McCormick & Co Inc/MD	75,752	6,279
Metro Inc/CN, Cl A	58,400	3,231
PepsiCo Inc	56,305	10,172
Procter & Gamble Co/The	39,490	5,985
Tyson Foods Inc, Cl A	67,054	4,174
Walmart Inc	169,607	24,049

		139,945
Energy — 1.0%
Chesapeake Energy Corp	30,700	2,897
DT Midstream Inc	19,049	1,053
Exxon Mobil Corp	17,300	1,908

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Williams Cos Inc/The	96,414	$3,172

		9,030
Financials — 15.2%
Aflac Inc	112,800	8,115
Allstate Corp/The	65,446	8,875
American Financial Group Inc/OH	41,500	5,697
Assurant Inc	10,566	1,321
Bank of America Corp	7,089	235
Bank of Hawaii Corp	48,639	3,772
Bank OZK	120,055	4,809
Berkshire Hathaway Inc, Cl B *	40,300	12,449
Cboe Global Markets Inc	46,588	5,845
Chubb Ltd	12,399	2,735
Cullen/Frost Bankers Inc	13,679	1,829
Everest Re Group Ltd	41,580	13,774
Eversource Energy	68,092	5,709
First Hawaiian Inc	91,228	2,376
Hanover Insurance Group Inc/The, Cl A	19,700	2,662
M&T Bank Corp	1,035	150
MGIC Investment Corp	145,255	1,888
Morningstar Inc, Cl A	21,864	4,736
National Bank of Canada	54,700	3,683
Progressive Corp/The	115,800	15,020
RenaissanceRe Holdings Ltd	31,431	5,790
TFS Financial Corp	110,415	1,591
Travelers Cos Inc/The	105,737	19,825
White Mountains Insurance Group Ltd	2,847	4,027

		136,913
Health Care — 22.5%
AbbVie Inc	88,384	14,284
Agilent Technologies Inc	1,588	238
AmerisourceBergen Corp, Cl A	14,727	2,440
Amgen Inc, Cl A	16,800	4,412
AstraZeneca PLC ADR	93,200	6,319
Bio-Rad Laboratories Inc, Cl A *	4,023	1,692
Bristol-Myers Squibb Co	124,169	8,934
Chemed Corp	1,680	857
CVS Health Corp	31,417	2,928
Danaher Corp, Cl A	4,059	1,077
Elevance Health Inc	44,047	22,595
Eli Lilly & Co	77,000	28,170
Gilead Sciences Inc	42,973	3,689
Henry Schein Inc *	3,411	272
Humana Inc	25,337	12,977
Incyte Corp *	55,898	4,490
Johnson & Johnson	63,627	11,240
McKesson Corp	8,957	3,360
Merck & Co Inc	220,445	24,458
Mettler-Toledo International Inc *	3,168	4,579
Neurocrine Biosciences Inc *	3,283	392
Pfizer Inc	208,635	10,691

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quest Diagnostics Inc	50,752	$7,940
Thermo Fisher Scientific Inc	3,426	1,887
United Therapeutics Corp *	15,161	4,216
UnitedHealth Group Inc	35,650	18,901

		203,038
Industrials — 12.1%
3M Co	13,320	1,597
Carrier Global Corp	50,700	2,092
CH Robinson Worldwide Inc	33,696	3,085
Cummins Inc	10,600	2,568
EMCOR Group Inc	13,365	1,980
General Dynamics Corp	30,100	7,468
L3Harris Technologies Inc	26,704	5,560
Landstar System Inc	11,414	1,859
Lockheed Martin Corp	5,885	2,863
Northrop Grumman Corp	40,245	21,958
Quanta Services Inc	37,697	5,372
Raytheon Technologies Corp	135,100	13,634
Republic Services Inc	131,000	16,898
Schneider National Inc, Cl B	126,110	2,951
Waste Management Inc	124,445	19,523

		109,408
Information Technology — 15.9%
Amdocs Ltd	200,000	18,180
Apple Inc	205,700	26,727
Automatic Data Processing Inc	11,680	2,790
Ciena Corp *	35,219	1,796
Cisco Systems Inc	101,118	4,817
CSG Systems International Inc	37,600	2,151
F5 Inc, Cl A *	22,786	3,270
Jack Henry & Associates Inc	10,939	1,920
Microsoft Corp	97,950	23,490
Motorola Solutions Inc	87,964	22,669
NetApp Inc	46,296	2,781
Oracle Corp, Cl B	203,928	16,669
Qorvo Inc *	29,520	2,676
Synopsys Inc *	41,600	13,282

		143,218
Materials — 2.2%
AptarGroup Inc	6,262	689
Avery Dennison Corp	31,600	5,720
Corteva Inc	74,350	4,370
Royal Gold Inc, Cl A	15,330	1,728
Sealed Air Corp	58,400	2,913
Silgan Holdings Inc	81,300	4,214

		19,634
Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	1,899

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SBA Communications Corp, Cl A ‡	4,213	$1,181

		3,080
Utilities — 5.9%
Ameren Corp	74,283	6,605
American Electric Power Co Inc	77,441	7,353
DTE Energy Co	38,099	4,478
Duke Energy Corp	41,428	4,267
Entergy Corp	17,400	1,957
National Fuel Gas Co	34,340	2,174
NextEra Energy Inc	85,116	7,116
Portland General Electric Co	73,374	3,595
Public Service Enterprise Group Inc	55,400	3,394
Southern Co/The	83,686	5,976
WEC Energy Group Inc	63,946	5,996

		52,911
Total Common Stock
(Cost $390,719) ($ Thousands)		883,551

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.240% **†	42,483	42

Total Affiliated Partnership
(Cost $42) ($ Thousands)		42

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	18,668,696	18,669

Total Cash Equivalent
(Cost $18,669) ($ Thousands)		18,669

Total Investments in Securities — 99.9%
(Cost $409,430) ($ Thousands)		$902,262

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	61	Mar-2023	$11,910	$11,776	$(134)

Percentages are based on Net Assets of $903,088 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$3,473	$1,563	$(4,994)	$—	$—	$42	$13	$—
SEI Daily Income Trust, Government Fund, Cl F	14,834	82,076	(78,241)	—	—	18,669	127	—
Totals	$18,307	$83,639	$(83,235)	$—	$—	$18,711	$140	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%
Australia — 5.8%
Abacus Property Group ‡	226,087	$401
AGL Energy Ltd	194,391	1,060
Ansell Ltd	19,834	379
ANZ Group Holdings	18,552	298
APA Group	12,739	93
ASX Ltd	5,643	259
Aurizon Holdings Ltd	461,205	1,164
Bendigo & Adelaide Bank	74,373	492
BHP Group Ltd	5,197	161
Coles Group Ltd	71,140	803
Computershare Ltd	19,479	342
CSL Ltd	3,389	658
Deterra Royalties	32,233	99
Dexus *‡	57,350	300
EBOS Group Ltd	5,627	156
Elders Ltd	26,856	184
Endeavour Group Ltd/Australia	21,286	92
Glencore PLC	152,932	1,016
Harvey Norman Holdings Ltd	390,215	1,089
JB Hi-Fi Ltd	40,629	1,153
Medibank Pvt Ltd	521,432	1,036
Metcash Ltd, Cl A	406,212	1,094
Newcrest Mining Ltd	13,198	184
Orica Ltd	14,718	150
Orora Ltd	321,320	626
Rio Tinto Ltd	9,399	739
Rio Tinto PLC	5,470	381
Rio Tinto PLC ADR	4,770	340
Sonic Healthcare Ltd	32,214	653
South32 Ltd	90,000	246
Telstra Group Ltd, Cl B	502,620	1,354
Vicinity Centres ‡	170,560	229
Wesfarmers Ltd	18,824	585
Woolworths Group Ltd	17,215	392
		18,208

Austria — 0.7%
CA Immobilien Anlagen AG ‡	4,737	143
Mayr Melnhof Karton AG	3,798	613
Oesterreichische Post AG (A)	11,087	348
S Immo AG	9,548	–
Telekom Austria AG, Cl A	81,520	503
Verbund AG	5,746	482
		2,089

Belgium — 0.7%
Ageas SA/NV	28,570	1,263
Etablissements Franz Colruyt NV	34,473	784
Proximus SADP	13,891	133
UCB SA, Cl A	2,296	180
		2,360

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brazil — 0.1%
Yara International ASA	7,751	$339

Canada — 2.1%
Bank of Nova Scotia/The, Cl C (A)	7,856	385
Canadian Imperial Bank of Commerce	22,622	914
Canadian Tire Corp Ltd, Cl A	16,576	1,731
Cogeco Communications Inc	11,715	664
Empire Co Ltd, Cl A	30,553	804
Loblaw Cos Ltd	24,108	2,130
		6,628

China — 0.5%
BOC Hong Kong Holdings Ltd	351,000	1,196
Wilmar International Ltd	124,500	387
		1,583

Denmark — 3.0%
AP Moller - Maersk A/S, Cl B	127	285
Carlsberg AS, Cl B	12,271	1,626
Coloplast A/S, Cl B	7,340	855
Danske Bank A/S	48,402	954
DSV A/S	720	113
Genmab A/S *	1,478	624
Jyske Bank A/S *	2,041	132
Novo Nordisk A/S, Cl B	18,196	2,450
Scandinavian Tobacco Group A/S	66,734	1,169
Solar A/S, Cl B	2,119	189
Sydbank A/S	22,507	945
UIE	5,640	144
		9,486

Finland — 1.9%
Elisa Oyj	12,487	659
Kemira Oyj	45,914	702
Kesko Oyj, Cl B	56,495	1,244
Metsa Board, Cl B	50,571	473
Orion Oyj, Cl B	28,803	1,575
Sampo Oyj, Cl A	5,926	309
TietoEVRY Oyj	35,616	1,008
		5,970

France — 9.3%
Air Liquide SA	4,883	690
Arkema SA	7,540	675
AXA SA	35,579	989
BNP Paribas SA	3,209	182
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	5,335	99
Caisse Regionale de Credit Agricole Mutuel Nord de France	9,313	164
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes	886	104
Carrefour SA	145,994	2,437

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cie Generale des Etablissements Michelin SCA	64,025	$1,776
Credit Agricole SA	22,471	236
Danone SA	48,613	2,554
Engie SA	109,908	1,571
Euroapi *	2,998	44
Eutelsat Communications SA (A)	79,016	587
Ipsen SA	868	93
Legrand SA	1,842	147
L'Oreal SA	465	165
Metropole Television SA	61,744	1,012
Orange SA	375,770	3,722
Pernod Ricard SA	6,112	1,199
Sanofi	68,378	6,556
Societe BIC SA	24,363	1,663
Thales SA, Cl A	5,065	645
TotalEnergies SE (A)	25,354	1,587
Vivendi SE	33,639	320
		29,217

Germany — 4.9%
BASF SE	3,269	162
Bayer AG	33,074	1,706
Bayerische Motoren Werke AG	1,331	118
Beiersdorf AG	12,795	1,464
Deutsche Boerse AG	3,936	678
Deutsche Post AG	28,985	1,088
Deutsche Telekom AG	168,553	3,353
E.ON SE	10,939	109
Freenet AG	47,470	1,035
Fresenius Medical Care AG & Co KGaA	3,728	122
Fresenius SE & Co KGaA	14,259	399
Hannover Rueck SE	1,509	299
Henkel AG & Co KGaA	2,190	141
Hornbach Holding AG & Co KGaA	11,109	916
Knorr-Bremse AG	2,220	121
Merck KGaA	4,963	958
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,589	1,813
QIAGEN NV *	11,941	597
Siemens Healthineers AG	2,446	122
Sirius Real Estate Ltd ‡	87,389	78
Talanx AG	3,767	178
		15,457

Hong Kong — 4.0%
Chevalier International Holdings	70,000	63
China Motor Bus Co Ltd ‡	6,800	63
CK Asset Holdings Ltd ‡	236,500	1,456
CK Hutchison Holdings Ltd	225,000	1,351
CK Infrastructure Holdings Ltd	115,500	604
CLP Holdings Ltd, Cl B	39,500	288
Dah Sing Banking Group Ltd	643,600	462

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Harbour Centre Development ‡	88,000	$81
Henderson Land Development ‡	87,000	304
HK Electric Investments & HK Electric Investments Ltd	609,500	404
HKT Trust & HKT Ltd	741,000	909
Hutchison Telecommunications Hong Kong Holdings	620,000	97
Kerry Properties Ltd ‡	425,500	927
Link ‡	16,100	118
New World Development Co Ltd ‡	113,000	319
Pacific Textiles Holdings	276,000	91
Paliburg Holdings Ltd *	98,000	23
PCCW Ltd	1,944,704	877
Power Assets Holdings Ltd	228,000	1,249
SmarTone Telecommunications Holdings Ltd	328,500	198
VTech Holdings Ltd	241,200	1,554
WH Group Ltd	1,763,000	1,025
		12,463

Indonesia — 0.1%
First Resources Ltd	228,600	252

Israel — 2.2%
Bank Hapoalim BM	84,582	759
Bank Leumi Le-Israel BM	130,338	1,081
Check Point Software Technologies Ltd *	15,009	1,894
Elbit Systems Ltd	5,463	885
ICL Group Ltd	115,335	830
Isracard Ltd	–	–
Mizrahi Tefahot Bank Ltd	12,013	386
Oil Refineries Ltd	1,987,570	694
Radware Ltd *	4,841	96
Shufersal Ltd	26,493	152
		6,777

Italy — 2.0%
A2A SpA	537,173	714
ACEA SpA	26,106	360
Assicurazioni Generali SpA	15,478	274
Enel SpA	61,229	329
Eni SpA	126,614	1,795
Hera SpA	106,201	285
Snam SpA	154,099	745
Terna - Rete Elettrica Nazionale	41,284	304
UnipolSai Assicurazioni SpA	545,440	1,340
		6,146

Japan — 25.1%
AEON Investment Corp ‡	681	797
Anritsu Corp	14,300	139
Aozora Bank Ltd (A)	37,600	740
Arcs Co Ltd	45,400	756
Bandai Namco Holdings Inc	2,300	145

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bridgestone Corp (A)	26,900	$956
Brother Industries Ltd	45,600	694
Canon Inc (A)	74,600	1,614
Choushimaru Co Ltd	10,500	89
CI Takiron Corp	66,800	255
Daicel Corp	75,100	544
Daiichi Sankyo Co Ltd	7,500	242
Daiki Aluminium Industry Co Ltd	9,800	92
Daito Trust Construction Co Ltd	1,700	174
DCM Holdings Co Ltd	121,800	1,110
Earth Corp	2,700	104
EDION Corp	77,600	756
ENEOS Holdings Inc	438,800	1,490
Ezaki Glico Co Ltd (A)	16,900	464
Fuji Nihon Seito	29,300	114
Fujicco Co Ltd	7,900	115
FUJIFILM Holdings Corp	7,600	382
Heiwado Co Ltd	7,900	128
Hokkan Holdings	14,000	146
Honda Motor Co Ltd	18,300	421
House Foods Group Inc	9,900	208
Hoya Corp	1,500	144
Idemitsu Kosan Co Ltd	10,200	237
Inaba Denki Sangyo Co Ltd	8,000	164
Inpex Corp (A)	113,300	1,199
ITOCHU Corp	88,700	2,787
Itochu Enex Co Ltd	78,700	626
Itoham Yonekyu Holdings	160,400	852
Iwatani Corp	6,300	276
Japan Post Bank Co Ltd	38,900	333
Japan Post Holdings Co Ltd	227,700	1,915
Japan Tobacco Inc (A)	130,500	2,632
Kadoya Sesame Mills Inc	3,900	104
Kajima Corp	157,800	1,837
Kaken Pharmaceutical Co Ltd	42,500	1,253
Kamigumi Co Ltd	17,200	350
Kaneka Corp	12,600	314
Kansai Electric Power Co Inc/The	47,000	456
Kato Sangyo Co Ltd	8,700	231
KDDI Corp	117,300	3,540
Keihanshin Building Co Ltd ‡	14,200	138
Keisei Electric Railway	4,674	133
Keiyo Co Ltd	32,400	221
Kewpie Corp	18,100	328
Kinden Corp	80,000	872
Komeri Co Ltd	5,200	108
K's Holdings Corp	32,400	277
Kuraray Co Ltd (A)	187,400	1,503
Kurimoto Ltd	10,700	141
Lawson Inc	8,600	328
Lintec Corp	19,400	316
Lion Corp	21,200	243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marubeni Corp	17,400	$200
Maruichi Steel Tube Ltd	4,400	90
McDonald's Holdings Co Japan Ltd (A)	11,800	447
Medipal Holdings Corp	8,100	107
Megmilk Snow Brand Co Ltd	25,000	341
MEIJI Holdings Co Ltd	14,400	736
Mirait Holdings Corp	59,300	683
Mitsubishi Corp	3,200	104
Mitsubishi Electric Corp	62,600	623
Mitsubishi Shokuhin Co Ltd	23,500	556
Mitsubishi UFJ Financial Group Inc	205,800	1,387
Mitsui & Co Ltd	28,400	829
Mizuho Financial Group Inc (A)	197,280	2,775
Mochida Pharmaceutical Co Ltd	4,000	106
Morinaga	14,200	422
Morinaga Milk Industry Co Ltd	7,400	280
Morishita Jintan Co Ltd	10,900	157
MS&AD Insurance Group Holdings Inc	49,400	1,581
NH Foods Ltd	17,300	482
Nichirei Corp	6,500	142
Nintendo Co Ltd	23,000	964
Nippn Corp	25,200	309
Nippon Electric Glass (A)	15,200	270
NIPPON EXPRESS HOLDINGS INC (A)	9,100	520
Nippon Kayaku	11,300	98
Nippon Light Metal Holdings Co Ltd	17,800	204
Nippon Telegraph & Telephone Corp	169,100	4,821
Nippon Television Holdings	11,100	88
Nisshin Seifun Group Inc	15,500	194
Nissin Foods Holdings Co Ltd	2,500	197
Nitto Fuji Flour Milling Co Ltd	5,000	168
Nomura Holdings Inc	27,600	102
Okinawa Cellular Telephone Co	6,200	137
Ono Pharmaceutical Co Ltd	8,100	189
ORIX Corp	15,100	242
Otsuka Corp	9,100	287
Otsuka Holdings Co Ltd (A)	11,200	365
Rengo Co Ltd	66,100	455
S&B Foods	3,700	97
Sankyo Co Ltd	38,600	1,574
Sankyu Inc	10,600	388
Secom Co Ltd	11,400	652
Seino Holdings Co Ltd	36,900	328
Sekisui Chemical Co Ltd	43,000	601
Sekisui House Ltd	42,200	746
Senko Group Holdings	59,100	432
Seven & i Holdings Co Ltd	5,500	236
Shizuoka Financial Group	72,400	579
Showa Sangyo Co Ltd	5,500	105
SoftBank Corp (A)	83,300	939
Sompo Holdings Inc	8,200	364
Sugi Holdings Co Ltd	6,900	307

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sumitomo Chemical Co Ltd	67,000	$241
Sumitomo Corp	44,900	747
Sumitomo Mitsui Financial Group Inc	46,500	1,866
Sumitomo Mitsui Trust Holdings	29,800	1,036
Sundrug Co Ltd	16,200	481
Taisei Corp	17,100	551
Takeda Pharmaceutical Co Ltd	26,500	826
Techno Ryowa	18,100	123
Teijin Ltd	158,600	1,548
Toho Holdings Co Ltd	13,800	230
Tokio Marine Holdings Inc	8,700	186
Tokyo Gas Co Ltd	30,800	603
Toyo Suisan Kaisha Ltd	2,600	100
Toyota Motor Corp	20,500	282
Trend Micro Inc/Japan (A)	21,100	982
USS Co Ltd	61,600	978
Valor Holdings Co Ltd	29,600	409
Yaizu Suisankagaku Industry Co Ltd	16,800	108
Yamada Denki Co Ltd	348,900	1,235
Yamaguchi Financial Group	92,500	604
Yamato Holdings Co Ltd	5,700	90
Yellow Hat Ltd	11,200	152
Zaoh Co Ltd	8,700	114
		79,031

Jordan — 0.1%
Hikma Pharmaceuticals PLC	21,879	409

Netherlands — 3.0%
ABN AMRO Bank NV	11,695	161
Heineken Holding NV	1,435	110
JDE Peet's NV	16,874	487
Koninklijke Ahold Delhaize NV	184,443	5,283
Koninklijke KPN NV	143,332	442
NN Group NV	37,509	1,528
OCI NV	9,645	344
Shell PLC	3,555	101
Signify NV	4,814	161
Wolters Kluwer NV	9,184	958
		9,575

New Zealand — 0.9%
Fisher & Paykel Healthcare Corp Ltd	19,131	273
Fletcher Building Ltd	153,357	458
Freightways Ltd	33,613	205
Mainfreight Ltd	3,366	144
Manawa Energy Ltd	32,240	102
Mercury NZ Ltd	109,078	384
Meridian Energy Ltd	35,190	117
SKY Network Television	42,841	62
Spark New Zealand Ltd	354,077	1,209
		2,954

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Norway — 1.1%
DNB Bank ASA	22,448	$443
Equinor ASA	28,595	1,021
Norsk Hydro ASA	28,454	212
Olav Thon Eiendomsselskap ASA ‡	6,096	109
Orkla ASA	183,913	1,324
SpareBank 1 SR-Bank ASA	17,208	211
Telenor ASA	20,269	188
		3,508

Portugal — 0.7%
Galp Energia SGPS SA	11,883	160
Jeronimo Martins SGPS SA	75,328	1,622
NOS SGPS SA	37,349	151
Sonae SGPS	383,487	383
		2,316

Singapore — 4.3%
DBS Group Holdings Ltd	108,700	2,749
Frasers Centrepoint ‡	144,000	100
Great Eastern Holdings Ltd	25,400	350
Ho Bee Land Ltd ‡	39,500	72
Jardine Cycle & Carriage Ltd	96,500	2,058
Jardine Matheson Holdings Ltd	19,300	982
Keppel Corp Ltd	49,200	266
Mapletree Logistics Trust ‡	154,270	183
Oversea-Chinese Banking Corp Ltd	244,200	2,218
Sheng Siong Group Ltd	383,000	471
Singapore Exchange Ltd	44,800	299
Singapore Technologies Engineering Ltd	465,500	1,163
Straits Trading Co Ltd	87,910	153
United Overseas Bank Ltd	96,900	2,218
Venture Corp Ltd	25,400	323
		13,605

South Africa — 0.0%
Thungela Resources Ltd	1,394	23

Spain — 2.1%
CaixaBank SA	37,980	149
Cia de Distribucion Integral Logista Holdings SA	90,492	2,279
Endesa SA	31,136	586
Faes Farma SA	125,662	471
Iberdrola SA	57,003	665
Red Electrica Corp SA	45,641	792
Repsol SA, Cl A	81,536	1,292
Telefonica SA *	61,390	222
		6,456

Sweden — 1.6%
Axfood AB	37,092	1,018
Epiroc AB, Cl B	14,793	238
Essity AB, Cl B	24,943	654
KNOW IT AB	7,589	148

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nordea Bank Abp, Cl A	46,952	$503
Nyfosa AB ‡	18,745	145
Svenska Cellulosa AB SCA, Cl B	11,438	145
Swedbank AB, Cl A	32,836	559
Swedish Orphan Biovitrum AB *	29,681	615
Tele2 AB, Cl B	110,244	900
Telia Co AB	54,761	140
		5,065

Switzerland — 7.8%
Alcon Inc	3,282	224
ALSO Holding AG	606	111
Baloise Holding AG	7,301	1,126
Banque Cantonale Vaudoise	1,422	136
Barry Callebaut AG	300	593
Basellandschaftliche Kantonalbank	201	198
Berner Kantonalbank AG	473	114
BKW AG	5,701	779
Chocoladefabriken Lindt & Spruengli AG	74	754
Emmi AG	360	305
EMS-Chemie Holding AG	206	139
Helvetia Holding AG	4,974	580
Intershop Holding AG ‡	203	132
Nestle SA	10,269	1,189
Novartis AG	58,091	5,248
PSP Swiss Property AG ‡	2,998	352
Roche Holding AG	15,942	5,006
Romande Energie Holding SA	76	92
Sika AG	1,337	320
Sonova Holding AG	3,097	734
Swiss Life Holding AG	1,760	907
Swiss Prime Site AG ‡	1,431	124
Swiss Re AG	1,155	108
Swisscom AG	6,302	3,451
Thurgauer Kantonalbank	927	119
TX Group AG	559	89
Valiant Holding AG	9,267	1,002
Vetropack Holding, Cl A	3,654	143
Zurich Insurance Group AG	965	461
		24,536

United Kingdom — 13.3%
3i Group PLC	18,195	294
Alliance Pharma PLC	164,555	105
AstraZeneca PLC ADR	5,620	381
Atalaya Mining PLC	44,952	178
Auto Trader Group PLC	15,293	95
B&M European Value Retail SA	75,125	372
BAE Systems PLC	437,255	4,502
Bank of Georgia Group	12,433	390
BP PLC	235,524	1,345
BP PLC ADR	18,564	648
British American Tobacco PLC	49,933	1,971

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
British Land Co PLC/The ‡	14,346	$68
BT Group PLC, Cl A	650,300	876
Bunzl PLC	27,294	906
Coca-Cola Europacific Partners PLC	6,368	352
Computacenter PLC	25,732	592
DCC PLC	8,658	425
Diageo PLC	12,148	533
Direct Line Insurance Group	256,905	684
Ferguson PLC	3,272	411
Finsbury Food Group PLC	134,390	149
Gateley Holdings	45,924	97
GSK PLC	244,055	4,220
GSK PLC ADR	9,074	319
Haleon *	227,013	894
Howden Joinery Group PLC	31,799	215
HSBC Holdings PLC	129,946	806
Imperial Brands PLC	167,084	4,162
Inchcape PLC	24,346	240
J Sainsbury PLC	587,868	1,539
Kingfisher PLC	189,795	539
Land Securities Group PLC ‡	30,716	230
National Grid PLC	92,224	1,107
Premier Foods PLC	195,123	255
QinetiQ Group PLC	391,128	1,680
Reckitt Benckiser Group PLC	16,320	1,130
RELX PLC	23,211	639
Sage Group PLC/The	54,119	485
Shell PLC	80,736	2,259
Spirent Communications PLC	36,561	114
Standard Chartered PLC	31,352	235
Tate & Lyle	112,963	966
Tesco PLC	414,300	1,117
Unilever PLC	60,441	3,041
Vodafone Group PLC	67,058	68
Woodside Energy Group	5,009	120
YouGov PLC	8,551	105
		41,859

United States — 0.1%
Ferguson PLC	1,687	214
Jardine Matheson Holdings	2,000	102
		316

Total Common Stock
(Cost $268,092) ($ Thousands)		306,628

PREFERRED STOCK — 0.6%
Germany — 0.6%
Draegerwerk AG & Co KGaA (B)	5,129	229
Henkel AG & Co KGaA (B)	26,464	1,836
		2,065

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Total Preferred Stock
(Cost $1,984) ($ Thousands)		$2,065

AFFILIATED PARTNERSHIP — 4.7%
SEI Liquidity Fund, LP
4.240% **†(C)	14,733,294	14,737

Total Affiliated Partnership
(Cost $14,735) ($ Thousands)		14,737

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	852,925	$853

Total Cash Equivalent
(Cost $853) ($ Thousands)		853

Total Investments in Securities — 103.0%
(Cost $285,664) ($ Thousands)		$324,283

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	5	Mar-2023	$201	$202	$(1)
FTSE 100 Index	1	Mar-2023	89	90	2
SPI 200 Index	1	Mar-2023	119	118	(1)
TOPIX Index	3	Mar-2023	426	430	(3)
			$835	$840	$(3)

Percentages are based on Net Assets of $314,846 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $13,873 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $14,737 ($ Thousands).

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$18,526	$24,013	$(27,804)	$—	$2	$14,737	$19	$—
SEI Daily Income Trust, Government Fund, Cl F	2,754	19,559	(21,460)	—	—	853	32	—
Totals	$21,280	$43,572	$(49,264)	$—	$2	$15,590	$51	$—

See “Glossary for abbreviations”.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Real Estate — 97.8%
Acadia Realty Trust ‡	42,530	$610
Alexandria Real Estate Equities Inc ‡	17,830	2,597
American Homes 4 Rent, Cl A ‡	43,270	1,304
American Tower Corp, Cl A ‡	8,400	1,780
Apple Hospitality REIT Inc ‡	23,910	377
AvalonBay Communities Inc ‡	19,270	3,113
Boston Properties Inc ‡	10,340	699
Brixmor Property Group Inc ‡	60,860	1,380
Camden Property Trust ‡	6,600	738
Cousins Properties Inc ‡	28,190	713
CubeSmart ‡	14,890	599
DiamondRock Hospitality Co ‡	41,590	341
Digital Realty Trust Inc, Cl A ‡	34,530	3,462
Douglas Emmett Inc ‡	50,760	796
Equinix Inc ‡	7,372	4,829
Equity Residential ‡	48,750	2,876
Extra Space Storage Inc ‡	7,594	1,118
First Industrial Realty Trust Inc ‡	35,070	1,692
Healthpeak Properties Inc ‡	14,570	365
Highwoods Properties Inc ‡	27,640	773
Host Hotels & Resorts Inc ‡	71,910	1,154
Invitation Homes Inc ‡	93,230	2,763
Kilroy Realty Corp ‡	30,129	1,165
Life Storage Inc ‡	15,488	1,526
Medical Properties Trust Inc ‡	52,875	589
Mid-America Apartment Communities Inc ‡	8,540	1,341
Omega Healthcare Investors Inc ‡	11,335	317
Park Hotels & Resorts Inc ‡	30,620	361
Phillips Edison & Co Inc ‡	13,599	433
Prologis Inc ‡	77,317	8,716
Public Storage ‡	13,980	3,917
Regency Centers Corp ‡	13,000	813
Retail Opportunity Investments Corp ‡	18,000	271
Rexford Industrial Realty Inc ‡	26,860	1,468
RPT Realty ‡	60,896	611
Sabra Health Care Inc ‡	65,749	817
SBA Communications Corp, Cl A ‡	6,650	1,864
Simon Property Group Inc ‡	24,440	2,871
Sun Communities Inc ‡	19,680	2,814
UDR Inc ‡	44,940	1,741
Urban Edge Properties ‡	29,640	418
Ventas Inc ‡	57,546	2,592
Veris Residential Inc *‡	17,479	278
Welltower Inc ‡	49,472	3,243
Xenia Hotels & Resorts Inc ‡	49,370	651

		72,896
Total Common Stock
(Cost $63,154) ($ Thousands)		72,896

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.240% **†(A)	4,207	$4

Total Affiliated Partnership
(Cost $4) ($ Thousands)		4

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	1,424,949	1,425

Total Cash Equivalent
(Cost $1,425) ($ Thousands)		1,425

Total Investments in Securities — 99.7%
(Cost $64,583) ($ Thousands)		$74,325

Percentages are based on Net Assets of $74,571 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $- ($ Thousands).

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Real Estate Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$3	$—	$—	$—	$1	$4	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	2,110	5,235	(5,920)	—	—	1,425	13	—
Totals	$2,113	$5,235	$(5,920)	$—	$1	$1,429	$13	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 38.8%
Agency Mortgage-Backed Obligations — 31.3%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$210	$217
7.000%, 05/01/2024 to 03/01/2039	56	60
6.500%, 10/01/2031 to 12/01/2052	832	854
6.000%, 02/01/2032 to 10/01/2052	777	794
5.500%, 01/01/2024 to 09/01/2052	2,179	2,189
5.497%, ICE LIBOR USD 12 Month + 1.770%, 09/01/2042(A)	77	79
5.000%, 05/01/2033 to 09/01/2052	5,799	5,791
4.500%, 04/01/2035 to 07/01/2052	6,873	6,745
4.000%, 08/01/2041 to 07/01/2052	14,153	13,530
3.722%, ICE LIBOR USD 12 Month + 1.635%, 04/01/2048(A)	1,177	1,179
3.500%, 12/01/2033 to 05/01/2052	45,244	42,055
3.314%, ICE LIBOR USD 12 Month + 1.687%, 09/01/2047(A)	578	586
3.000%, 03/01/2031 to 04/01/2052	30,842	27,522
2.500%, 10/01/2031 to 05/01/2052	56,742	48,517
2.000%, 11/01/2040 to 05/01/2052	50,288	41,532
1.500%, 10/01/2041 to 05/01/2051	10,951	8,476
0.000%, 07/15/2031(B)	265	185
FHLMC ARM
4.486%, ICE LIBOR USD 12 Month + 1.686%, 02/01/2043(A)	133	137
4.301%, SOFR30A + 2.130%, 07/01/2052(A)	513	499
4.119%, SOFR30A + 2.380%, 09/01/2052(A)	292	281
3.989%, SOFR30A + 2.140%, 08/01/2052(A)	568	541
3.912%, SOFR30A + 2.130%, 07/01/2052(A)	429	411
3.888%, SOFR30A + 2.241%, 12/01/2052(A)	544	526
3.574%, SOFR30A + 2.183%, 10/01/2052(A)	3,403	3,263
3.457%, ICE LIBOR USD 12 Month + 1.638%, 03/01/2049(A)	520	517
3.091%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(A)	247	237
3.009%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	1,371	1,298
2.878%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(A)	455	438
2.874%, ICE LIBOR USD 12 Month + 1.723%, 01/01/2044(A)	203	206
2.814%, ICE LIBOR USD 12 Month + 1.640%, 05/01/2049(A)	307	298
2.703%, ICE LIBOR USD 12 Month + 1.611%, 10/01/2043(A)	111	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.556%, ICE LIBOR USD 12 Month + 1.606%, 09/01/2043(A)	$47	$47
2.542%, ICE LIBOR USD 12 Month + 1.646%, 10/01/2043(A)	188	190
2.509%, ICE LIBOR USD 12 Month + 1.632%, 11/01/2043(A)	97	98
2.447%, ICE LIBOR USD 12 Month + 1.637%, 09/01/2045(A)	1,130	1,141
2.357%, ICE LIBOR USD 12 Month + 1.635%, 07/01/2043(A)	59	59
2.317%, ICE LIBOR USD 12 Month + 1.642%, 08/01/2043(A)	91	92
2.305%, ICE LIBOR USD 12 Month + 1.650%, 03/01/2043(A)	134	137
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	23	23
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	17	19
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	170	174
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	451	462
FHLMC CMO, Ser 2007-3281, Cl AI, IO
2.112%, 02/15/2037(A)	35	3
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	111	112
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
1.712%, 05/15/2038(A)	4	–
FHLMC CMO, Ser 2010-3621, Cl SB, IO
1.912%, 01/15/2040(A)	24	2
FHLMC CMO, Ser 2011-3947, Cl SG, IO
1.632%, 10/15/2041(A)	198	17
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	947	859
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	251	230
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	143	7
FHLMC CMO, Ser 2012-4054, Cl SA, IO
1.732%, 08/15/2039(A)	376	29
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	265	14
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	50	8
FHLMC CMO, Ser 2013-4203, Cl PS, IO
1.932%, 09/15/2042(A)	182	13
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	306	258
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	71	56

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	$94	$4
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.074%, 02/15/2038(A)	12	–
FHLMC CMO, Ser 2014-4335, Cl SW, IO
1.682%, 05/15/2044(A)	40	4
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	128	110
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.000%, 04/15/2041(A)(B)	130	5
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	–	–
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039(C)	139	137
FHLMC CMO, Ser 2016-353, Cl S1, IO
1.682%, 12/15/2046(A)	285	25
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(C)	1,832	1,491
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,300	1,174
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	939	851
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	189	164
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	440	381
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	45	44
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	628	572
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	790	132
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	741	114
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	278	41
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,882	524
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	338	52
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	521	71
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	149	22
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	700	112
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	2,423	450
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	530	68
FHLMC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,068	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	$1,061	$870
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	445	360
FHLMC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,009	136
FHLMC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	859	736
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	545	480
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	799	711
FHLMC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	779	672
FHLMC CMO, Ser 2022-5203, Cl G
2.500%, 11/25/2048	346	303
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	699	636
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,887
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	414
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(A)	13,000	198
FHLMC Multifamily Structured Pass Through Certificates, Ser K144, Cl A2
2.450%, 04/25/2032	4,347	3,673
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl A2
2.580%, 05/25/2032	782	668
FHLMC Multifamily Structured Pass Through Certificates, Ser K146, Cl A2
2.920%, 06/25/2032	1,926	1,693
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl A2
3.000%, 06/25/2032(A)	1,916	1,695
FHLMC Multifamily Structured Pass Through Certificates, Ser K148, Cl A2
3.500%, 07/25/2032(A)	2,000	1,843
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl A2
3.530%, 08/25/2032(A)	560	517
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.264%, 08/25/2032(A)	10,996	256
FHLMC Multifamily Structured Pass Through Certificates, Ser KG07, Cl A2
3.123%, 08/25/2032(A)	780	696

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.062%, 05/25/2023(A)	$29,373	$7
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(A)	280	271
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.602%, 03/25/2027(A)	4,604	98
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.880%, 06/25/2029(A)	1,989	90
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.148%, 06/25/2029(A)	4,850	302
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.240%, 06/25/2029(A)	700	47
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.697%, 04/25/2030(A)	1,295	118
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.914%, 08/25/2023(A)	6,211	22
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.289%, 07/25/2026(A)	969	36
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.571%, 12/25/2027(A)	2,995	69
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
0.925%, 05/25/2028(A)	3,998	164
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.212%, 06/25/2027(A)	1,516	45
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	600	541
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(A)	710	586
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	303
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	580	547
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
6.689%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)(D)	590	556

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.428%, SOFR30A + 1.500%, 10/25/2041(A)(D)	$5,746	$5,459
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.016%, 10/25/2037(A)	63	54
FNMA
7.500%, 10/01/2037 to 04/01/2039	71	76
7.000%, 09/01/2026 to 02/01/2039	279	288
6.500%, 05/01/2027 to 12/01/2052	342	359
6.000%, 02/01/2023 to 09/01/2052	1,880	1,929
5.500%, 02/01/2035 to 09/01/2056	2,328	2,377
5.000%, 07/01/2033 to 07/01/2052	3,031	3,063
4.520%, 11/01/2032	300	300
4.500%, 04/01/2025 to 08/01/2058	14,793	14,506
4.440%, 11/01/2032	100	99
4.410%, 10/01/2032 to 12/01/2032	499	495
4.370%, 11/01/2032	200	197
4.260%, 11/01/2032	200	196
4.200%, 01/01/2029	775	762
4.060%, 07/01/2032	299	286
4.000%, 01/01/2027 to 08/01/2059	43,658	41,817
3.900%, 08/01/2032	100	94
3.890%, 07/01/2032	600	562
3.880%, 07/01/2032	99	95
3.850%, 08/01/2032	200	187
3.840%, 07/01/2032 to 08/01/2032	300	285
3.820%, 07/01/2027	112	108
3.790%, 12/01/2025	1,201	1,168
3.740%, 09/01/2032	200	189
3.560%, 07/01/2032	100	93
3.520%, 06/01/2032	100	93
3.500%, 05/01/2033 to 05/01/2052	49,052	45,497
3.450%, 03/01/2029	57	54
3.250%, 05/01/2029	59	55
3.160%, 05/01/2029	181	167
3.020%, 06/01/2024 to 05/01/2026	1,540	1,480
3.000%, 12/01/2031 to 07/01/2060	109,292	98,104
2.930%, 06/01/2030	76	69
2.900%, 11/01/2029	499	453
2.820%, 07/01/2027	557	519
2.500%, 03/01/2035 to 09/01/2061	76,884	66,336
2.455%, 04/01/2040	1,920	1,328
2.150%, 02/01/2032(A)	239	199
2.000%, 05/01/2036 to 04/01/2052	122,006	101,287
1.850%, 09/01/2035	566	477
1.500%, 10/01/2041 to 03/01/2051	15,237	12,259
FNMA ARM
4.663%, SOFR30A + 2.122%, 12/01/2052(A)	750	745

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.651%, SOFR30A + 2.131%, 08/01/2052(A)	$993	$981
4.645%, SOFR30A + 2.122%, 08/01/2052(A)	931	912
4.624%, SOFR30A + 2.127%, 08/01/2052(A)	1,261	1,244
4.526%, ICE LIBOR USD 12 Month + 1.639%, 01/01/2043(A)	61	62
4.351%, SOFR30A + 2.124%, 07/01/2052(A)	1,091	1,067
4.317%, SOFR30A + 2.125%, 08/01/2052(A)	1,128	1,102
4.256%, SOFR30A + 2.127%, 11/01/2052(A)	743	730
4.224%, SOFR30A + 2.370%, 09/01/2052(A)	291	282
4.168%, SOFR30A + 2.120%, 07/01/2052(A)	975	937
4.159%, SOFR30A + 2.132%, 10/01/2052(A)	2,180	2,135
3.963%, SOFR30A + 2.120%, 08/01/2052(A)	249	238
3.684%, SOFR30A + 2.370%, 08/01/2052(A)	633	603
3.621%, 12 Month Treas Avg + 1.929%, 11/01/2035(A)	170	167
3.557%, 12 Month Treas Avg + 1.848%, 10/01/2035(A)	41	40
3.521%, 12 Month Treas Avg + 1.859%, 11/01/2035(A)	33	32
3.494%, 12 Month Treas Avg + 1.854%, 10/01/2035(A)	156	153
3.077%, ICE LIBOR USD 12 Month + 1.579%, 06/01/2045(A)	262	264
2.990%, ICE LIBOR USD 12 Month + 1.579%, 10/01/2043(A)	262	264
2.734%, ICE LIBOR USD 12 Month + 1.584%, 01/01/2046(A)	716	726
2.443%, ICE LIBOR USD 12 Month + 1.565%, 03/01/2043(A)	36	37
2.260%, ICE LIBOR USD 12 Month + 1.560%, 06/01/2043(A)	76	77
1.614%, 12/01/2051(A)	276	247
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	99	95
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	16	16
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	122	126
FNMA CMO, Ser 2006-112, Cl ST, IO
2.311%, 11/25/2036(A)	225	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2009-103, Cl MB
3.403%, 12/25/2039(A)	$19	$19
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	412	349
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	869	884
FNMA CMO, Ser 2011-87, Cl SG, IO
2.161%, 04/25/2040(A)	50	1
FNMA CMO, Ser 2011-96, Cl SA, IO
2.161%, 10/25/2041(A)	474	31
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	14	–
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	81	2
FNMA CMO, Ser 2012-133, Cl CS, IO
1.761%, 12/25/2042(A)	129	13
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	338	286
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	5	5
FNMA CMO, Ser 2012-35, Cl SC, IO
2.111%, 04/25/2042(A)	107	11
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	111	116
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(B)	11	9
FNMA CMO, Ser 2012-74, Cl SA, IO
2.261%, 03/25/2042(A)	138	8
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(B)	21	19
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,174	1,040
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	287	251
FNMA CMO, Ser 2013-124, Cl SB, IO
1.561%, 12/25/2043(A)	207	19
FNMA CMO, Ser 2013-126, Cl CS, IO
1.761%, 09/25/2041(A)	168	9
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,443
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	386	335
FNMA CMO, Ser 2013-54, Cl BS, IO
1.761%, 06/25/2043(A)	77	8
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	31	2
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	200	13
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	133	140
FNMA CMO, Ser 2013-9, Cl SA, IO
1.761%, 03/25/2042(A)	169	9

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	$1,011	$1,027
FNMA CMO, Ser 2014-47, Cl AI, IO
0.255%, 08/25/2044(A)	89	4
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	250	209
FNMA CMO, Ser 2015-55, Cl IO, IO
0.309%, 08/25/2055(A)	224	8
FNMA CMO, Ser 2015-56, Cl AS, IO
1.761%, 08/25/2045(A)	32	3
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	258	219
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,349	1,219
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	61	60
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,361	1,226
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,646	2,198
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	525	476
FNMA CMO, Ser 2017-76, Cl SB, IO
1.711%, 10/25/2057(A)	814	79
FNMA CMO, Ser 2017-85, Cl SC, IO
1.811%, 11/25/2047(A)	251	21
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	956	890
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	725	640
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	268	258
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	264	231
FNMA CMO, Ser 2018-85, Cl FE
4.689%, ICE LIBOR USD 1 Month + 0.300%, 12/25/2048(A)	1,221	1,192
FNMA CMO, Ser 2019-15, Cl AB
3.500%, 05/25/2053	–	–
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	877	796
FNMA CMO, Ser 2019-79, Cl FA
4.889%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(A)	1,323	1,285
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	649	104
FNMA CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	1,032	932
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	420	244
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	436	367

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	$1,316	$1,126
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	900	705
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	558	87
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	937	187
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	1,099	204
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,640	354
FNMA CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	1,984	362
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	747	121
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	173	29
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,869	1,528
FNMA CMO, Ser 2021-78, Cl PA
2.500%, 11/25/2051	590	513
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,086	889
FNMA CMO, Ser 2022-11, Cl A
2.500%, 07/25/2047	1,632	1,472
FNMA CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	646	568
FNMA Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
6.689%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(A)(D)	96	96
FNMA Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
6.489%, ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(A)(D)	167	167
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
6.989%, ICE LIBOR USD 1 Month + 2.600%, 05/25/2024(A)	363	368
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
7.389%, ICE LIBOR USD 1 Month + 3.000%, 07/25/2024(A)	1,347	1,372
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1B1
8.639%, ICE LIBOR USD 1 Month + 4.250%, 01/25/2031(A)	540	557
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	511	91

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	$150	$26
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	140	6
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	121	19
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	637	572
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	967	902
FNMA Interest CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	1,233	244
FNMA TBA
6.500%, 01/01/2038	1,300	1,331
5.500%, 02/01/2038	1,100	1,102
5.000%, 01/01/2038 to 01/01/2038	55,895	55,068
4.500%, 01/15/2053 to 01/15/2053	48,941	47,094
4.000%, 02/13/2047 to 01/15/2053	20,654	19,366
3.500%, 01/15/2053 to 02/15/2053	22,705	20,623
3.000%, 01/15/2043 to 02/15/2045	42,015	36,863
2.500%, 01/01/2026 to 01/15/2053	73,593	62,472
2.000%, 01/15/2038	3,047	2,709
FNMA, Ser 2014-M8, Cl X2, IO
0.288%, 06/25/2024(A)	2,714	7
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027(A)	288	271
FNMA, Ser M13, Cl A2
2.593%, 06/25/2032(A)	620	524
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	91
FNMA, Ser M36, Cl X1, IO
1.498%, 09/25/2034(A)	553	44
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
6.292%, ICE LIBOR USD 1 Month + 2.150%, 01/25/2026(A)(D)	709	650
GNMA
8.000%, 11/15/2029 to 09/15/2030	28	27
7.500%, 03/15/2029 to 10/15/2037	34	35
7.000%, 09/15/2031	13	14
6.500%, 07/15/2028 to 12/15/2035	730	752
6.000%, 12/15/2028 to 10/20/2040	1,331	1,386
5.510%, 07/20/2060(A)	1	1
5.000%, 12/20/2039 to 03/20/2049	5,135	5,147
4.700%, 09/20/2061(A)	66	64
4.535%, 01/20/2069(A)	9	9
4.500%, 04/20/2041 to 12/20/2050	5,809	5,693
4.000%, 06/20/2047 to 11/20/2050	8,891	8,521
3.630%, 04/20/2063(A)	12	11
3.500%, 01/20/2046 to 06/20/2052	13,671	12,723

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.000%, 09/15/2042 to 04/20/2052	$20,486	$18,385
2.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 02/20/2034(A)	81	79
2.500%, 01/20/2051 to 12/20/2051	8,410	7,275
2.000%, 09/20/2050	408	345
GNMA CMO, Ser 2007-17, Cl IB, IO
1.897%, 04/20/2037(A)	256	11
GNMA CMO, Ser 2007-51, Cl SG, IO
2.227%, 08/20/2037(A)	33	1
GNMA CMO, Ser 2007-78, Cl SA, IO
2.204%, 12/16/2037(A)	337	13
GNMA CMO, Ser 2009-66, Cl XS, IO
2.474%, 07/16/2039(A)	182	8
GNMA CMO, Ser 2010-4, Cl NS, IO
2.064%, 01/16/2040(A)	2,157	195
GNMA CMO, Ser 2010-85, Cl HS, IO
2.297%, 01/20/2040(A)	5	–
GNMA CMO, Ser 2010-H11, Cl FA
5.055%, ICE LIBOR USD 1 Month + 1.000%, 06/20/2060(A)	283	283
GNMA CMO, Ser 2010-H27, Cl FA
4.222%, ICE LIBOR USD 1 Month + 0.380%, 12/20/2060(A)	798	790
GNMA CMO, Ser 2010-H28, Cl FE
4.242%, ICE LIBOR USD 1 Month + 0.400%, 12/20/2060(A)	252	250
GNMA CMO, Ser 2011-H08, Cl FD
4.342%, ICE LIBOR USD 1 Month + 0.500%, 02/20/2061(A)	128	127
GNMA CMO, Ser 2011-H08, Cl FG
4.322%, ICE LIBOR USD 1 Month + 0.480%, 03/20/2061(A)	274	272
GNMA CMO, Ser 2011-H09, Cl AF
4.342%, ICE LIBOR USD 1 Month + 0.500%, 03/20/2061(A)	177	175
GNMA CMO, Ser 2012-141, Cl WA
4.523%, 11/16/2041(A)	176	173
GNMA CMO, Ser 2012-34, Cl SA, IO
1.697%, 03/20/2042(A)	254	26
GNMA CMO, Ser 2012-43, Cl SN, IO
2.274%, 04/16/2042(A)	44	5
GNMA CMO, Ser 2012-98, Cl SA, IO
1.774%, 08/16/2042(A)	108	10
GNMA CMO, Ser 2012-H25, Cl FA
4.542%, ICE LIBOR USD 1 Month + 0.700%, 12/20/2061(A)	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.697%, 10/20/2062(A)	551	17
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	85	9

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	$271	$43
GNMA CMO, Ser 2014-5, Cl SP, IO
1.824%, 06/16/2043(A)	76	3
GNMA CMO, Ser 2014-H10, Cl TA
4.442%, ICE LIBOR USD 1 Month + 0.600%, 04/20/2064(A)	419	415
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	70	13
GNMA CMO, Ser 2015-H10, Cl FC
4.322%, ICE LIBOR USD 1 Month + 0.480%, 04/20/2065(A)	261	258
GNMA CMO, Ser 2015-H18, Cl FA
4.292%, ICE LIBOR USD 1 Month + 0.450%, 06/20/2065(A)	116	115
GNMA CMO, Ser 2015-H20, Cl FA
4.312%, ICE LIBOR USD 1 Month + 0.470%, 08/20/2065(A)	183	181
GNMA CMO, Ser 2016-135, Cl SB, IO
1.774%, 10/16/2046(A)	206	29
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	515	468
GNMA CMO, Ser 2017-H15, Cl KI, IO
1.703%, 07/20/2067(A)	481	25
GNMA CMO, Ser 2017-H18, Cl BI, IO
0.162%, 09/20/2067(A)	3,101	102
GNMA CMO, Ser 2017-H20, Cl IB, IO
0.155%, 10/20/2067(A)	221	9
GNMA CMO, Ser 2017-H22, Cl IC, IO
0.001%, 11/20/2067(A)	101	3
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	7	6
GNMA CMO, Ser 2018-H06, Cl PF
4.142%, ICE LIBOR USD 1 Month + 0.300%, 02/20/2068(A)	264	261
GNMA CMO, Ser 2018-H07, Cl FD
4.142%, ICE LIBOR USD 1 Month + 0.300%, 05/20/2068(A)	473	470
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	5	4
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	2	2
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	302	271
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	238	34
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	648	89
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	319	47
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	247	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	$920	$125
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	168	25
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	247	35
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	319	34
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	2,062	227
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	543	87
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	222	36
GNMA CMO, Ser 2020-H09, Cl NF
5.092%, ICE LIBOR USD 1 Month + 1.250%, 04/20/2070(A)	244	245
GNMA CMO, Ser 2020-H09, Cl FL
2.880%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	575	564
GNMA CMO, Ser 2020-H12, Cl F
3.749%, ICE LIBOR USD 1 Month + 0.500%, 07/20/2070(A)	50	48
GNMA CMO, Ser 2020-H13, Cl FA
2.980%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(A)	590	564
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	437	49
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,101	148
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	1,261	1,037
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	546	532
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	472	461
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	507	508
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(A)	679	672
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	472	81
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,455	212
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	492	486
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	916	125
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	2,271	1,914
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	894	750

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	$811	$659
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,534	1,357
GNMA CMO, Ser 2022-50, Cl DC
2.500%, 08/20/2051	683	586
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	4,338	3,674
GNMA TBA
6.000%, 03/01/2037	100	101
5.500%, 02/15/2053	3,300	3,315
5.000%, 02/01/2040	4,800	4,754
4.500%, 01/15/2040 to 02/15/2045	11,165	10,829
4.000%, 01/01/2040 to 02/15/2045	15,958	15,099
3.500%, 01/15/2041 to 02/19/2045	4,988	4,582
3.000%, 01/15/2043 to 02/01/2045	8,621	7,675
2.500%, 01/15/2053 to 02/15/2053	33,523	29,043
2.000%, 01/15/2053	1,283	1,075
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	774	617
GNMA, Ser 107, Cl AD
2.846%, 11/16/2047(A)	233	211
GNMA, Ser 110, Cl IO, IO
0.872%, 11/16/2063(A)	2,398	167
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,222	1,478
GNMA, Ser 14, Cl AB
1.340%, 06/16/2063	518	402
GNMA, Ser 196, Cl BE
3.000%, 10/16/2064(A)	600	454
GNMA, Ser 2012-112, Cl IO, IO
0.145%, 02/16/2053(A)	350	1
GNMA, Ser 2012-152, Cl IO, IO
0.583%, 01/16/2054(A)	2,219	36
GNMA, Ser 2012-27, Cl IO, IO
0.283%, 04/16/2053(A)	452	2
GNMA, Ser 2013-96, Cl IO, IO
0.051%, 10/16/2054(A)	641	1
GNMA, Ser 2014-47, Cl IA, IO
0.147%, 02/16/2048(A)	55	–
GNMA, Ser 2014-50, Cl IO, IO
0.629%, 09/16/2055(A)	242	6
GNMA, Ser 2014-92, Cl IX, IO
0.104%, 05/16/2054(A)	2,927	16
GNMA, Ser 2015-5, Cl IK, IO
0.303%, 11/16/2054(A)	2,502	24
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	157	143
GNMA, Ser 21, Cl AH
1.400%, 06/16/2063	89	69
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	300	176

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(A)	$688	$38
GNMA, Ser 41, Cl IO, IO
0.601%, 07/16/2058(A)	525	15
GNMA, Ser 59, Cl IO, IO
0.571%, 02/16/2062(A)	3,455	183
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(A)	2,296	145

		1,104,865
Non-Agency Mortgage-Backed Obligations — 7.5%
Alen Mortgage Trust, Ser ACEN, Cl A
5.468%, ICE LIBOR USD 1 Month + 1.150%, 04/15/2034(A)(D)	885	812
Alternative Loan Trust, Ser 2006-18CB, Cl A6
11.045%, 07/25/2036(A)	147	138
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
7.162%, ICE LIBOR USD 6 Month + 2.000%, 06/25/2045(A)	470	462
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
6.959%, ICE LIBOR USD 6 Month + 1.750%, 11/25/2045(A)	703	329
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
4.789%, ICE LIBOR USD 1 Month + 0.400%, 03/25/2046(A)	2,092	1,735
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(D)	287	259
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(D)	94	84
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(D)	518	409
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(D)	4,999	4,513
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054(A)(D)	615	445
AREIT Trust, Ser 2019-CRE3, Cl A
5.710%, TSFR1M + 1.384%, 09/14/2036(A)(D)	224	221
AREIT, Ser 2022-CRE7, Cl A
6.567%, TSFR1M + 2.242%, 06/17/2039(A)(D)	2,050	2,020

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(A)(D)	$1,790	$1,609
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.621%, 08/10/2045(A)(D)	877	220
BANK 2022, Ser BNK40, Cl A4
3.394%, 03/15/2064(A)	605	532
BANK, Ser BNK42, Cl A5
4.493%, 06/15/2055(A)	655	626
BANK, Ser BNK43, Cl A5
4.399%, 08/15/2055	1,715	1,626
Barclays Commercial Mortgage Trust, Ser C3, Cl A3
3.319%, 05/15/2052	743	669
Bayview MSR Opportunity Master Fund Trust, Ser 2022-2, Cl A1
3.000%, 12/25/2051(A)(D)	–	–
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	221	213
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	622
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	487	457
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.203%, 05/25/2034(A)	4	4
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
4.237%, 10/25/2033(A)	254	230
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
3.261%, 11/25/2035(A)	2,348	443
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(A)	628	553
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(A)(D)	–	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
4.529%, ICE LIBOR USD 1 Month + 0.140%, 03/25/2037(A)	2,493	2,078
Benchmark Mortgage Trust, Ser B31, Cl A5
2.669%, 12/15/2054	1,125	930
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	935	827
Benchmark Mortgage Trust, Ser B35, Cl AS
4.445%, 05/15/2055(A)	645	583
Benchmark Mortgage Trust, Ser B35, Cl A5
4.445%, 05/15/2055(A)	731	699
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/17/2055	696	650

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BPR Trust, Ser OANA, Cl A
6.234%, TSFR1M + 1.898%, 04/15/2037(A)(D)	$915	$893
BPR Trust, Ser STAR, Cl A
7.568%, TSFR1M + 3.232%, 08/15/2024(A)(D)	1,785	1,757
BPR Trust, Ser TY, Cl A
5.368%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(D)	1,160	1,093
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	373	343
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	225	216
BWAY Mortgage Trust, Ser 1740, Cl A
2.917%, 01/10/2035(D)	1,540	1,359
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
5.370%, TSFR1M + 1.034%, 10/15/2036(A)(D)	4,653	4,596
BX Commercial Mortgage Trust, Ser 2019-XL, Cl F
6.450%, TSFR1M + 2.114%, 10/15/2036(A)(D)	2,303	2,217
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(D)	2,000	1,617
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.018%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(D)	2,867	2,762
BX Commercial Mortgage Trust, Ser XL2, Cl A
5.007%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(A)(D)	958	921
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,200	1,004
BX Trust, Ser GPA, Cl A
6.501%, TSFR1M + 2.165%, 10/15/2039(A)(D)	1,285	1,277
BX Trust, Ser MMP, Cl A
5.318%, ICE LIBOR USD 1 Month + 1.000%, 08/15/2036(A)(D)	711	698
BX Trust, Ser PSB, Cl A
6.787%, TSFR1M + 2.451%, 08/15/2039(A)(D)	994	992
Cali Mortgage Trust, Ser 101C, Cl A
3.957%, 03/10/2039(D)	1,280	1,103
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(A)(D)	51	–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	$310	$288
CD Commercial Mortgage Trust, Ser 2017-CD5, Cl XA, IO
0.790%, 08/15/2050(A)	7,480	211
CD Mortgage Trust, Ser CD3, Cl AS
3.833%, 02/10/2050	3,843	3,454
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	342
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	265	253
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,294
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(A)(D)	2,840	2,289
CFK Trust, Ser MF2, Cl F
3.458%, 03/15/2039(A)(D)	2,960	2,301
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.092%, 02/25/2037(A)	3	3
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.645%, 02/25/2037(A)	6	6
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.215%, 06/25/2035(A)	6	5
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(A)(D)	54	50
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(A)(D)	1,190	1,048
CIM TRUST, Ser 2022-R2, Cl A1
3.750%, 12/25/2061(A)(D)	725	682
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(D)	240	225
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,315
Citigroup Commercial Mortgage Trust, Ser GC48, Cl A5
4.580%, 05/15/2054(A)	594	572
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033(A)	5	5
Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/2051(A)(D)	1,240	995

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(D)	$672	$530
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(D)	742	602
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046(A)	15	15
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	118
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(A)	120	109
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.037%, 10/10/2046(A)	70	47
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(D)	299	297
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	231
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.059%, 03/10/2047(A)	1,328	10
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	274
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.085%, 02/10/2048(A)	5,261	86
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	410	383
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037(D)	1,085	1,000
COMM Mortgage Trust, Ser CR11, Cl A4
4.258%, 08/10/2050	2,331	2,305
COMM Mortgage Trust, Ser CR13, Cl A4
4.194%, 11/10/2046(A)	318	312
COMM Mortgage Trust, Ser CR14, Cl B
4.590%, 02/10/2047(A)	850	817
COMM Mortgage Trust, Ser CR26, Cl C
4.467%, 10/10/2048(A)	870	783
COMM Mortgage Trust, Ser CR6, Cl A4
3.101%, 03/10/2046	687	685
COMM Mortgage Trust, Ser CR8, Cl A5
3.612%, 06/10/2046(A)	490	487
COMM Mortgage Trust, Ser LC19, Cl A3
2.922%, 02/10/2048	1,488	1,428
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	368	349
COMM Mortgage Trust, Ser LC23, Cl ASB
3.598%, 10/10/2048	455	442

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	$729	$705
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	550
Commercial Mortgage Trust, Ser PF1, Cl A5
2.522%, 11/15/2054	480	384
Connecticut Avenue Securities Trust, Ser 2020-R01, Cl 1M2
6.439%, ICE LIBOR USD 1 Month + 2.050%, 01/25/2040(A)(D)	200	199
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	13	13
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.643%, 10/25/2033(A)	296	280
Credit Suisse Mortgage Trust
0.000%, 10/25/2066(B)	1,401	1,394
Credit Suisse Mortgage Trust, Ser NXSR, Cl A4
3.795%, 12/15/2049(A)	730	686
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	477	455
CSAIL Commercial Mortgage Trust, Ser C16, Cl A2
3.067%, 06/15/2052	363	317
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	1,066	887
CSAIL Commercial Mortgage Trust, Ser C3, Cl ASB
3.448%, 08/15/2048	813	791
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(D)	290	161
CSMC Trust, Ser 2017-CHOP, Cl G
9.668%, ICE LIBOR USD 1 Month + 5.350%, 07/15/2032(A)(D)	1,000	902
CSMC Trust, Ser 2017-PFHP, Cl A
5.268%, ICE LIBOR USD 1 Month + 0.950%, 12/15/2030(A)(D)	1,190	1,142
CSMC Trust, Ser 2017-RPL1, Cl M2
2.950%, 07/25/2057(A)(D)	1,760	1,318
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(D)	1,895	1,647
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060(A)(D)	617	547
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(D)	1,633	1,394
CSMC Trust, Ser 2021-RPL4, Cl A1
1.796%, 12/27/2060(A)(D)	468	427

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(D)	$1,578	$1,382
CSMC, Ser 2014-11R, Cl 9A2
4.296%, ICE LIBOR USD 1 Month + 0.140%, 10/27/2036(A)(D)	1,774	1,293
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	2,135	1,918
CSMC, Ser 2015-5R, Cl 1A1
2.609%, 09/27/2046(A)(D)	7	7
CSMC, Ser 2021-NQM8, Cl A1
1.841%, 10/25/2066(A)(D)	1,442	1,224
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(D)	3,083	2,947
CSMC, Ser MARK, Cl A
7.031%, TSFR1M + 2.695%, 06/15/2039(A)(D)	480	475
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(D)	1,175	1,131
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
4.935%, 01/10/2034(A)(D)	550	518
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,240	985
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
5.139%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2044(A)	259	236
ELP Commercial Mortgage Trust, Ser ELP, Cl C
5.638%, ICE LIBOR USD 1 Month + 1.320%, 11/15/2038(A)(D)	2,500	2,375
EQUS Mortgage Trust, Ser EQAZ, Cl A
5.073%, ICE LIBOR USD 1 Month + 0.755%, 10/15/2038(A)(D)	816	785
EQUS Mortgage Trust, Ser EQAZ, Cl B
5.418%, ICE LIBOR USD 1 Month + 1.100%, 10/15/2038(A)(D)	790	754
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(D)	136	118
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(D)	75	73
Flagstar Mortgage Trust, Ser 2021-13IN, Cl A2
3.000%, 12/30/2051(A)(D)	6	5
FNMA TBA
6.500%, 02/01/2038	9,200	9,406
2.500%, 02/15/2053	400	339
2.000%, 01/15/2053	50,182	40,821

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049(A)(D)	$320	$294
GCAT Trust, Ser 2022-INV1, Cl A1
3.000%, 12/25/2051(A)(D)	3	3
GPMT, Ser 2021-FL3, Cl A
5.589%, ICE LIBOR USD 1 Month + 1.250%, 07/16/2035(A)(D)	725	707
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	1,310	1,259
GS Mortgage Securities II, Ser ARDN, Cl B
5.968%, ICE LIBOR USD 1 Month + 1.650%, 11/15/2036(A)(D)	1,623	1,541
GS Mortgage Securities II, Ser GC30, Cl B
4.025%, 05/10/2050(A)	480	440
GS Mortgage Securities II, Ser SRP5, Cl A
6.118%, ICE LIBOR USD 1 Month + 1.800%, 09/15/2031(A)(D)	2,639	2,211
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(A)	270	263
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	977	956
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(A)	680	623
GS Mortgage Securities Trust, Ser GC14, Cl A5
4.243%, 08/10/2046	415	411
GS Mortgage Securities Trust, Ser GC47, Cl A5
2.377%, 05/12/2053	328	271
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	828
GS Mortgage Securities Trust, Ser ROSS, Cl A
5.468%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2026(A)(D)	2,170	2,028
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,997	1,910
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(A)(D)	839	742
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(A)(D)	11	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.124%, 10/25/2033(A)	$90	$88
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	8	7
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	2	2
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
3.928%, 05/19/2034(A)	389	359
HIT Trust, Ser HI32, Cl A
6.727%, TSFR1M + 2.391%, 07/15/2024(A)(D)	1,560	1,535
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,225	1,053
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(A)(D)	1,240	1,039
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	619	603
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.883%, 01/15/2047(A)	130	126
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.547%, 09/15/2047(A)	120	107
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	339	328
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,471	1,396
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	568	541
JPMBB Commercial Mortgage Securities Trust, Ser C12, Cl A5
3.664%, 07/15/2045	605	600
JPMBB Commercial Mortgage Securities Trust, Ser C15, Cl AS
4.420%, 11/15/2045	925	909
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl A4
4.199%, 01/15/2047	210	207
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	415	398

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.296%, 06/12/2043(A)	$131	$–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.514%, 02/15/2051(A)	2	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.560%, 07/15/2047(A)	380	338
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031(A)(D)	1,305	1,304
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	1,500	1,303
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C16, Cl A4
4.166%, 12/15/2046	908	895
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	206	191
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.191%, 11/25/2033(A)	9	8
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.650%, 08/25/2034(A)	26	25
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
4.864%, 05/25/2045(A)(D)	30	29
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(A)(D)	98	85
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(D)	311	273
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(D)	150	127
JPMorgan Mortgage Trust, Ser 2021-11, Cl A3
2.500%, 01/25/2052(A)(D)	714	573
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/25/2051(A)(D)	–	–
JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/2051(A)(D)	1,942	1,559
JPMorgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(A)(D)	1,781	1,474

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
LAQ Mortgage Trust, Ser LAQ, Cl A
6.050%, TSFR1M + 1.724%, 03/15/2039(A)(D)	$130	$127
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
1.750%, 04/25/2061(C)(D)	513	464
Lehman XS Trust, Ser 2007-16N, Cl 2A2
6.089%, ICE LIBOR USD 1 Month + 1.700%, 09/25/2047(A)	3,951	3,271
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(B)(D)	2	1
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	1,066	708
Med Trust, Ser MDLN, Cl A
5.268%, ICE LIBOR USD 1 Month + 0.950%, 11/15/2038(A)(D)	1,314	1,265
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.650%, 07/25/2033(A)	8	7
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(D)	550	481
MFA Trust, Ser 2022-NQM2, Cl A1
4.000%, 05/25/2067(C)(D)	945	901
MHC Trust, Ser MHC2, Cl A
5.168%, ICE LIBOR USD 1 Month + 0.850%, 05/15/2038(A)(D)	1,250	1,212
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(D)	661	611
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/2040(D)	965	755
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048(A)	83	20
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048(A)(D)	11	3
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049(A)	14	14
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	741	597
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	9	9
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	79

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	$250	$237
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(A)	1,030	889
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.079%, 12/12/2049(A)	54	26
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.963%, 11/15/2049(A)	2,880	80
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
5.293%, ICE LIBOR USD 1 Month + 0.975%, 11/15/2034(A)(D)	36	35
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
5.968%, ICE LIBOR USD 1 Month + 1.650%, 05/15/2036(A)(D)	1,508	1,441
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	576	457
Morgan Stanley Capital I Trust, Ser L2, Cl A3
3.806%, 03/15/2052	480	438
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.795%, 04/15/2055(A)	580	490
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(A)(D)	5,629	4,518
Mortgage Repurchase Agreement Financing Trust II Series, Ser 2022-S1, Cl A1
5.805%, SOFR30A + 2.000%, 03/30/2025(A)(D)	1,350	1,331
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(D)	620	562
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057(A)(D)	538	506
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(D)	144	130
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(D)	366	296
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,843	1,799
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
5.139%, ICE LIBOR USD 1 Month + 0.750%, 05/25/2055(A)(D)	1,957	1,926

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(D)	$50	$47
OBX Trust, Ser 2020-EXP3, Cl 2A1A
5.289%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2060(A)(D)	53	53
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(D)	526	400
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(A)(D)	450	328
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(D)	1,597	1,369
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	1,570	1,285
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
4.989%, ICE LIBOR USD 1 Month + 0.600%, 07/25/2037(A)	3,041	2,940
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	7	7
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	2	1
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035(D)	631	540
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(D)	1,763	1,651
Radnor RE, Ser 2018-1, Cl M2
7.089%, ICE LIBOR USD 1 Month + 2.700%, 03/25/2028(A)(D)	7,219	7,220
RATE Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(A)(D)	2,106	1,691
Rate Mortgage Trust, Ser 2021-J1, Cl A1
2.500%, 07/25/2051(A)(D)	404	324
Rate Mortgage Trust, Ser 2021-J1, Cl A7
2.500%, 07/25/2051(A)(D)	294	252
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(A)(D)	910	759
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032(A)(D)	445	428
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(D)	491	394
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(D)	612	491
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.438%, 12/25/2034(A)	197	165
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(A)(D)	244	236
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055(A)(D)	2,303	2,058

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058(A)(D)	$2,840	$2,476
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.985%, 10/25/2048(A)(D)	1,174	1,106
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(D)	75	51
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(A)(D)	390	266
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044(D)	289	282
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(D)	267	241
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(D)	52	50
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(D)	184	168
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(D)	207	191
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(D)	695	558
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
4.579%, ICE LIBOR USD 1 Month + 0.190%, 09/25/2047(A)	2,072	1,798
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
3.783%, 07/25/2033(A)	26	24
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
3.835%, 12/25/2033(A)	12	11
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.773%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(A)(D)	283	280
Towd Point Mortgage Trust, Ser 2017-6, Cl M1
3.250%, 10/25/2057(A)(D)	1,050	916
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(D)	756	702

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058(A)(D)	$645	$632
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(D)	895	837
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(D)	537	479
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(D)	477	446
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	401	369
UBS Commercial Mortgage Trust, Ser C7, Cl A3
3.418%, 12/15/2050	395	366
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.096%, 12/10/2045(A)(D)	108	103
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(C)(D)	241	229
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059(A)(D)	130	125
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(D)	219	205
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(A)(D)	183	175
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(C)(D)	109	99
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(D)	347	289
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(D)	669	556
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(D)	499	398
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(D)	609	469
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(D)	2,019	1,611
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(A)(D)	933	783
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(D)	669	563
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(D)	300	268

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(D)	$314	$271
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	228	205
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.237%, 10/25/2033(A)	19	18
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.819%, 08/25/2033(A)	12	11
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.124%, 09/25/2033(A)	19	17
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
5.394%, 06/25/2033(A)	3	3
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	42	40
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.104%, 06/25/2034(A)	11	10
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	66	66
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
5.949%, ICE LIBOR USD 1 Month + 1.560%, 10/25/2045(A)	162	152
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.909%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(A)	3,591	3,205
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
2.748%, 12 Month Treas Avg + 0.700%, 02/25/2047(A)	1,032	854
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
2.748%, 12 Month Treas Avg + 0.700%, 01/25/2047(A)	650	512
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022(A)(D)	114	112
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.296%, 07/15/2046(A)	20	19
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	544

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.183%, 11/15/2059(A)	$4,617	$157
Wells Fargo Commercial Mortgage Trust, Ser C62, Cl A4
4.000%, 04/15/2055(A)	840	762
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
3.112%, 05/25/2035(A)	1,348	1,119
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.158%, 05/15/2045(A)(D)	503	–
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(A)	110	105
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(A)	300	279
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(A)	245	228
WFRBS Commercial Mortgage Trust, Ser C25, Cl ASB
3.369%, 11/15/2047	203	199

		264,801
Total Mortgage-Backed Securities
(Cost $1,463,162) ($ Thousands)		1,369,666

CORPORATE OBLIGATIONS — 31.7%
Communication Services — 3.1%
Alphabet
2.050%, 08/15/2050	150	88
1.900%, 08/15/2040	250	166
1.100%, 08/15/2030	240	188
0.450%, 08/15/2025	110	99
Altice France
5.500%, 10/15/2029 (D)	210	160
AT&T
5.550%, 08/15/2041	130	124
5.350%, 09/01/2040 (E)	130	124
5.250%, 03/01/2037 (E)	2,420	2,332
5.150%, 03/15/2042 (E)	25	23
4.850%, 03/01/2039	750	671
4.750%, 05/15/2046	1,600	1,353
4.500%, 05/15/2035 (E)	445	405
4.350%, 03/01/2029 (E)	300	285
4.350%, 06/15/2045	350	281
3.800%, 02/15/2027	318	303
3.800%, 12/01/2057	2,620	1,808

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 09/15/2059	$435	$291
3.550%, 09/15/2055	151	101
3.500%, 06/01/2041	302	225
3.500%, 09/15/2053 (E)	2,823	1,905
3.300%, 02/01/2052 (E)	120	80
2.550%, 12/01/2033	290	223
2.300%, 06/01/2027	750	667
2.250%, 02/01/2032	60	47
1.700%, 03/25/2026 (E)	2,539	2,288
1.650%, 02/01/2028	2,005	1,693
CCO Holdings
4.750%, 02/01/2032 (D)(E)	250	203
4.500%, 08/15/2030 (D)	50	41
4.500%, 05/01/2032 (E)	1,240	987
Charter Communications Operating
6.834%, 10/23/2055	70	65
6.484%, 10/23/2045	110	99
6.384%, 10/23/2035	10	10
5.750%, 04/01/2048	1,097	898
5.500%, 04/01/2063 (E)	320	244
5.375%, 04/01/2038	663	552
5.375%, 05/01/2047	191	150
5.250%, 04/01/2053 (E)	1,650	1,274
5.125%, 07/01/2049	160	121
4.908%, 07/23/2025	1,924	1,886
4.800%, 03/01/2050	2,410	1,750
4.400%, 04/01/2033 (E)	800	685
4.200%, 03/15/2028	1,263	1,161
3.750%, 02/15/2028 (E)	85	77
3.500%, 06/01/2041	162	106
3.500%, 03/01/2042	970	622
Comcast
7.050%, 03/15/2033 (E)	90	104
6.500%, 11/15/2035 (E)	97	108
5.500%, 11/15/2032 (E)	1,240	1,293
5.350%, 11/15/2027	620	633
4.950%, 10/15/2058 (E)	60	54
4.400%, 08/15/2035	1,770	1,647
4.250%, 10/15/2030 (E)	730	698
4.200%, 08/15/2034	220	203
4.150%, 10/15/2028	2,220	2,129
4.000%, 08/15/2047	90	72
4.000%, 03/01/2048 (E)	70	56
3.999%, 11/01/2049 (E)	259	204
3.969%, 11/01/2047	418	334
3.950%, 10/15/2025 (E)	90	88
3.750%, 04/01/2040	200	165
3.450%, 02/01/2050	140	102
3.400%, 04/01/2030 (E)	755	688
3.400%, 07/15/2046	60	44
3.300%, 04/01/2027 (E)	190	179
3.250%, 11/01/2039	60	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.150%, 03/01/2026 (E)	$390	$371
2.987%, 11/01/2063	353	213
2.937%, 11/01/2056	533	330
2.887%, 11/01/2051	410	263
2.800%, 01/15/2051	280	177
1.500%, 02/15/2031	1,788	1,392
Discovery Communications
4.000%, 09/15/2055	330	198
DISH DBS
7.750%, 07/01/2026	120	97
5.875%, 11/15/2024	410	381
5.750%, 12/01/2028 (D)	30	24
5.250%, 12/01/2026 (D)	170	143
5.125%, 06/01/2029	280	181
Fox
5.476%, 01/25/2039 (E)	520	473
Level 3 Financing
3.875%, 11/15/2029 (D)(E)	2,165	1,708
3.400%, 03/01/2027 (D)	578	488
Netflix
5.875%, 11/15/2028	538	545
5.375%, 11/15/2029 (D)	331	321
NTT Finance
1.162%, 04/03/2026 (D)(E)	2,250	1,990
Paramount Global
6.875%, 04/30/2036 (E)	620	602
5.900%, 10/15/2040 (E)	455	393
4.750%, 05/15/2025	457	450
4.200%, 05/19/2032 (E)	970	794
Rogers Communications
4.550%, 03/15/2052 (D)	349	271
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (D)	1,200	918
Sprint Spectrum
5.152%, 03/20/2028 (D)(E)	3,552	3,501
4.738%, 03/20/2025 (D)	3,535	3,494
Take-Two Interactive Software
4.000%, 04/14/2032 (E)	1,265	1,120
Telefonica Emisiones
5.213%, 03/08/2047	150	120
T-Mobile USA
4.500%, 04/15/2050 (E)	600	493
4.375%, 04/15/2040	125	107
3.875%, 04/15/2030	4,485	4,063
3.750%, 04/15/2027 (E)	2,195	2,067
3.500%, 04/15/2025 (E)	1,910	1,837
3.500%, 04/15/2031	794	686
3.400%, 10/15/2052	1,230	826
3.375%, 04/15/2029	1,764	1,554
2.875%, 02/15/2031	368	304
2.700%, 03/15/2032	70	57
2.625%, 02/15/2029	330	279

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.550%, 02/15/2031	$2,601	$2,125
2.250%, 02/15/2026	1,377	1,253
Verizon Communications
5.500%, 03/16/2047	60	58
5.250%, 03/16/2037 (E)	805	795
4.862%, 08/21/2046 (E)	470	421
4.500%, 08/10/2033	740	692
4.400%, 11/01/2034	2,062	1,893
4.329%, 09/21/2028 (E)	1,106	1,063
4.272%, 01/15/2036	78	69
4.125%, 08/15/2046	320	254
4.016%, 12/03/2029 (E)	714	667
4.000%, 03/22/2050	170	133
3.875%, 02/08/2029	210	197
3.850%, 11/01/2042	610	483
3.700%, 03/22/2061 (E)	195	136
3.550%, 03/22/2051 (E)	1,242	885
3.400%, 03/22/2041	130	98
3.150%, 03/22/2030	360	317
3.000%, 03/22/2027	140	130
2.875%, 11/20/2050	1,420	890
2.650%, 11/20/2040	1,345	908
2.625%, 08/15/2026	1,000	923
2.550%, 03/21/2031	2,293	1,886
2.355%, 03/15/2032	1,532	1,214
2.100%, 03/22/2028	400	347
1.750%, 01/20/2031	410	318
Vmed O2 UK Financing I
4.750%, 07/15/2031 (D)	630	512
Vodafone Group
5.250%, 05/30/2048	1,810	1,594
5.000%, 05/30/2038	141	130
4.875%, 06/19/2049	1,544	1,290
4.250%, 09/17/2050	112	85
Walt Disney
6.650%, 11/15/2037	235	266
6.200%, 12/15/2034 (E)	65	71
4.625%, 03/23/2040	765	715
3.500%, 05/13/2040	500	402
Warnermedia Holdings
5.391%, 03/15/2062 (D)	704	514
5.141%, 03/15/2052 (D)	10,453	7,599
5.050%, 03/15/2042 (D)	3,319	2,539
4.279%, 03/15/2032 (D)(E)	2,040	1,680
4.054%, 03/15/2029 (D)(E)	925	800
3.755%, 03/15/2027 (D)	200	180

		105,472

Consumer Discretionary — 1.3%
Amazon.com
4.950%, 12/05/2044	500	492
4.700%, 12/01/2032	771	763

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 08/22/2057	$110	$94
4.050%, 08/22/2047 (E)	380	326
3.875%, 08/22/2037	1,290	1,143
3.600%, 04/13/2032 (E)	1,240	1,135
3.450%, 04/13/2029 (E)	310	290
3.300%, 04/13/2027 (E)	150	142
3.150%, 08/22/2027 (E)	680	639
2.875%, 05/12/2041	197	147
2.800%, 08/22/2024	245	237
2.500%, 06/03/2050 (E)	550	347
2.100%, 05/12/2031	300	245
1.500%, 06/03/2030	350	281
1.200%, 06/03/2027 (E)	672	582
0.800%, 06/03/2025	560	511
BMW US Capital
3.800%, 04/06/2023 (D)	420	419
Comcast
4.049%, 11/01/2052 (E)	305	241
Cox Communications
4.800%, 02/01/2035 (D)	890	789
2.600%, 06/15/2031 (D)	915	729
CSC Holdings
4.500%, 11/15/2031 (D)	1,000	694
3.375%, 02/15/2031 (D)	200	130
Ford Motor
6.100%, 08/19/2032 (E)	380	351
5.291%, 12/08/2046 (E)	99	75
4.750%, 01/15/2043	61	44
3.250%, 02/12/2032	480	360
Ford Motor Credit
5.125%, 06/16/2025	400	385
5.113%, 05/03/2029 (E)	420	380
4.950%, 05/28/2027	850	793
4.125%, 08/17/2027	200	179
4.000%, 11/13/2030 (E)	470	386
3.815%, 11/02/2027	261	229
3.810%, 01/09/2024	300	292
3.625%, 06/17/2031	380	299
2.900%, 02/16/2028	200	165
2.900%, 02/10/2029	572	457
2.700%, 08/10/2026	521	452
General Motors
6.600%, 04/01/2036	40	39
6.250%, 10/02/2043 (E)	260	240
6.125%, 10/01/2025	320	326
5.950%, 04/01/2049 (E)	80	70
5.600%, 10/15/2032 (E)	151	140
5.400%, 10/15/2029	739	705
5.150%, 04/01/2038	240	207
4.875%, 10/02/2023 (E)	315	314
General Motors Financial
5.000%, 04/09/2027 (E)	180	174

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 01/17/2027	$110	$105
4.250%, 05/15/2023	110	110
4.150%, 06/19/2023 (E)	83	83
3.100%, 01/12/2032 (E)	454	356
Hanesbrands
4.875%, 05/15/2026 (D)(E)	210	188
4.625%, 05/15/2024 (D)	30	29
Hilton Domestic Operating
5.750%, 05/01/2028 (D)	150	145
5.375%, 05/01/2025 (D)	460	455
Home Depot
4.950%, 09/15/2052 (E)	617	592
4.500%, 09/15/2032	901	880
4.250%, 04/01/2046 (E)	48	42
3.900%, 12/06/2028	40	39
3.900%, 06/15/2047	60	49
3.750%, 02/15/2024 (E)	66	65
3.625%, 04/15/2052	280	216
3.350%, 04/15/2050	710	521
3.300%, 04/15/2040	466	371
3.125%, 12/15/2049	546	387
2.700%, 04/15/2030	320	279
2.500%, 04/15/2027	280	258
2.375%, 03/15/2051	451	269
Hyundai Capital America MTN
2.000%, 06/15/2028 (D)	280	228
1.300%, 01/08/2026 (D)(E)	595	520
0.800%, 01/08/2024 (D)	248	236
Las Vegas Sands
3.200%, 08/08/2024	1,980	1,871
2.900%, 06/25/2025	210	193
Lennar
4.750%, 11/29/2027 (E)	410	395
4.500%, 04/30/2024 (E)	140	138
Lowe's
5.625%, 04/15/2053 (E)	1,689	1,617
5.000%, 04/15/2040 (E)	725	672
4.500%, 04/15/2030 (E)	200	192
4.250%, 04/01/2052	592	469
McDonald's
5.150%, 09/09/2052	296	284
McDonald's MTN
4.875%, 12/09/2045	260	240
4.450%, 03/01/2047	240	208
4.450%, 09/01/2048	72	63
4.200%, 04/01/2050 (E)	1,208	1,005
3.800%, 04/01/2028	170	163
3.700%, 01/30/2026 (E)	220	214
3.625%, 09/01/2049 (E)	639	481
3.600%, 07/01/2030 (E)	290	266
3.500%, 03/01/2027 (E)	510	486
3.500%, 07/01/2027	200	190

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 07/01/2025	$320	$310
1.450%, 09/01/2025	80	73
MDC Holdings
6.000%, 01/15/2043	30	24
Mercedes-Benz Finance North America
2.700%, 06/14/2024 (D)	595	574
0.750%, 03/01/2024 (D)	980	930
Newell Brands
4.450%, 04/01/2026	110	103
NIKE
3.375%, 03/27/2050 (E)	520	407
3.250%, 03/27/2040	210	171
2.850%, 03/27/2030 (E)	150	134
2.750%, 03/27/2027 (E)	410	383
2.400%, 03/27/2025	260	248
Nissan Motor
4.345%, 09/17/2027 (D)(E)	1,100	997
3.522%, 09/17/2025 (D)	1,190	1,105
3.043%, 09/15/2023 (D)	580	568
Sands China
5.900%, 08/08/2028	320	300
5.625%, 08/08/2025	1,580	1,510
4.300%, 01/08/2026	420	387
3.350%, 03/08/2029	690	564
2.800%, 03/08/2027	460	394
Starbucks
3.500%, 11/15/2050 (E)	435	314
3.350%, 03/12/2050	120	85
Target
2.250%, 04/15/2025	450	427
Time Warner Cable
7.300%, 07/01/2038	530	526
6.750%, 06/15/2039	10	9
6.550%, 05/01/2037 (E)	268	255
5.875%, 11/15/2040	1,405	1,224
5.500%, 09/01/2041	1,599	1,327
Time Warner Entertainment
8.375%, 07/15/2033 (E)	270	300
Toll Brothers Finance
4.375%, 04/15/2023	120	119
Toyota Motor Credit
5.450%, 11/10/2027 (E)	182	186
Virgin Media Secured Finance
5.500%, 05/15/2029 (D)	250	224
VOC Escrow
5.000%, 02/15/2028 (D)	380	327
Volkswagen Group of America Finance
1.250%, 11/24/2025 (D)(E)	1,345	1,199
0.875%, 11/22/2023 (D)(E)	1,055	1,015
Walmart
4.500%, 09/09/2052	444	422

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wynn Macau
5.625%, 08/26/2028 (D)	$500	$427
5.125%, 12/15/2029 (D)(E)	200	162

		50,738

Consumer Staples — 1.8%
Alimentation Couche-Tard
3.550%, 07/26/2027 (D)(E)	360	333
Altria Group
6.200%, 02/14/2059	76	71
5.950%, 02/14/2049	960	854
5.800%, 02/14/2039	883	814
4.800%, 02/14/2029	28	27
4.400%, 02/14/2026	514	503
3.875%, 09/16/2046 (E)	240	160
3.400%, 02/04/2041	600	398
2.450%, 02/04/2032	770	581
2.350%, 05/06/2025	130	122
Anheuser-Busch
4.900%, 02/01/2046	4,752	4,320
4.700%, 02/01/2036	797	753
3.650%, 02/01/2026	1,135	1,092
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	475	470
5.450%, 01/23/2039	645	644
4.750%, 01/23/2029	120	119
4.600%, 04/15/2048	510	443
4.375%, 04/15/2038	837	748
4.350%, 06/01/2040	560	492
4.000%, 04/13/2028 (E)	160	152
3.500%, 06/01/2030 (E)	200	182
Bacardi
4.450%, 05/15/2025 (D)	1,840	1,786
BAT Capital
5.650%, 03/16/2052 (E)	695	573
5.282%, 04/02/2050 (E)	1,260	992
4.540%, 08/15/2047	2,583	1,825
4.390%, 08/15/2037	61	47
3.984%, 09/25/2050 (E)	460	301
3.734%, 09/25/2040	10	7
3.557%, 08/15/2027	3,000	2,741
3.222%, 08/15/2024	167	161
Bunge Finance
1.630%, 08/17/2025	324	295
Cargill
1.375%, 07/23/2023 (D)	440	431
Coca-Cola
3.375%, 03/25/2027 (E)	380	364
2.600%, 06/01/2050	190	126
2.500%, 06/01/2040	20	15
1.450%, 06/01/2027 (E)	490	433

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Constellation Brands
4.400%, 11/15/2025	$415	$408
4.350%, 05/09/2027 (E)	320	312
3.600%, 05/09/2024 (E)	230	225
2.250%, 08/01/2031	80	64
Costco Wholesale
3.000%, 05/18/2027 (E)	284	267
2.750%, 05/18/2024 (E)	183	178
1.600%, 04/20/2030	450	369
1.375%, 06/20/2027	780	683
CVS Health
4.875%, 07/20/2035	92	87
Danone
2.589%, 11/02/2023 (D)	1,370	1,341
Diageo Capital
5.500%, 01/24/2033	1,828	1,913
5.300%, 10/24/2027 (E)	789	807
GSK Consumer Healthcare Capital US
3.625%, 03/24/2032	1,545	1,356
3.375%, 03/24/2027	1,081	1,007
3.375%, 03/24/2029 (D)(E)	575	517
Hershey
0.900%, 06/01/2025	130	119
Imperial Brands Finance
3.500%, 07/26/2026 (D)	635	582
3.125%, 07/26/2024 (D)	2,250	2,151
JBS USA LUX
6.500%, 12/01/2052 (D)(E)	2,115	2,013
3.750%, 12/01/2031 (D)(E)	350	286
3.000%, 02/02/2029 (D)	1,205	997
3.000%, 05/15/2032 (D)(E)	1,520	1,166
Kraft Heinz Foods
7.125%, 08/01/2039 (D)	10	11
6.875%, 01/26/2039	40	43
6.750%, 03/15/2032	10	11
5.500%, 06/01/2050	220	210
5.200%, 07/15/2045	360	332
5.000%, 06/04/2042	1,250	1,131
4.875%, 10/01/2049	2,370	2,057
4.625%, 10/01/2039	10	9
4.375%, 06/01/2046	160	130
4.250%, 03/01/2031	110	103
3.000%, 06/01/2026 (E)	380	356
Mars
3.200%, 04/01/2030 (D)	210	188
2.700%, 04/01/2025 (D)	370	352
2.375%, 07/16/2040 (D)	300	203
Mondelez International
1.500%, 05/04/2025 (E)	660	611
Nestle Holdings
4.700%, 01/15/2053 (D)	321	302
4.125%, 10/01/2027 (D)	473	462

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PepsiCo
2.875%, 10/15/2049 (E)	$60	$43
2.625%, 03/19/2027	50	46
2.250%, 03/19/2025	50	48
1.625%, 05/01/2030	440	358
0.750%, 05/01/2023	530	523
Philip Morris International
5.750%, 11/17/2032	500	510
5.125%, 11/17/2027	999	1,006
5.000%, 11/17/2025	666	669
4.500%, 03/20/2042	130	110
2.100%, 05/01/2030	290	234
1.125%, 05/01/2023	280	276
Procter & Gamble
3.000%, 03/25/2030 (E)	240	219
2.800%, 03/25/2027	80	75
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (D)	1,505	1,454
Reynolds American
8.125%, 05/01/2040	570	615
7.250%, 06/15/2037 (E)	390	399
5.850%, 08/15/2045 (E)	3,140	2,675
Viterra Finance BV
5.250%, 04/21/2032 (D)	851	747
Walmart
3.300%, 04/22/2024 (E)	60	59
1.800%, 09/22/2031	110	89
1.500%, 09/22/2028 (E)	230	197

		57,086

Corporate Obligation — 0.4%
Barclays
7.437%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 11/02/2033 (A)(E)	947	992
7.385%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.300%, 11/02/2028 (A)(E)	1,580	1,647
Citigroup
5.610%, U.S. SOFR + 1.546%, 09/29/2026 (A)(E)	2,720	2,732
Lloyds Banking Group
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (A)(E)	2,492	2,288
4.716%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 08/11/2026 (A)(E)	1,242	1,215
Macquarie Group MTN
5.033%, ICE LIBOR USD 3 Month + 1.750%, 01/15/2030 (A)(D)(E)	635	597

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mitsubishi UFJ Financial Group
5.133%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.125%, 07/20/2033 (A)	$415	$396
5.063%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 09/12/2025 (A)(E)	1,620	1,609
Morgan Stanley
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (A)	1,040	754
UBS Group
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A)(D)(E)	1,465	1,416

		13,646

Energy — 2.6%
Aker BP
4.000%, 01/15/2031 (D)	369	323
3.100%, 07/15/2031 (D)	934	766
2.000%, 07/15/2026 (D)(E)	783	692
Apache
7.750%, 12/15/2029	140	146
5.350%, 07/01/2049	230	186
5.250%, 02/01/2042	90	73
5.100%, 09/01/2040 (E)	205	170
4.750%, 04/15/2043 (E)	390	294
4.250%, 01/15/2044	890	622
BP Capital Markets America
3.633%, 04/06/2030	320	294
3.410%, 02/11/2026	1,110	1,066
3.119%, 05/04/2026	230	218
3.000%, 02/24/2050	940	627
Cameron LNG
3.302%, 01/15/2035 (D)(E)	660	531
2.902%, 07/15/2031 (D)	140	118
Canadian Natural Resources
6.450%, 06/30/2033	50	51
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029 (E)	938	848
Cheniere Energy
4.625%, 10/15/2028	260	235
Cheniere Energy Partners
4.000%, 03/01/2031	100	85
3.250%, 01/31/2032	530	421
Chevron
2.895%, 03/03/2024	560	547
1.995%, 05/11/2027	180	162
1.554%, 05/11/2025 (E)	520	484
Chevron USA
3.850%, 01/15/2028	200	193
3.250%, 10/15/2029	50	46

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Conoco Funding
7.250%, 10/15/2031	$180	$205
ConocoPhillips
5.900%, 10/15/2032	10	11
5.900%, 05/15/2038	420	441
4.150%, 11/15/2034	280	243
Continental Resources
5.750%, 01/15/2031 (D)	370	344
4.900%, 06/01/2044	80	59
4.500%, 04/15/2023 (E)	250	249
4.375%, 01/15/2028	520	476
3.800%, 06/01/2024 (E)	200	194
2.268%, 11/15/2026 (D)	2,070	1,794
Coterra Energy
4.375%, 03/15/2029 (D)(E)	780	734
3.900%, 05/15/2027 (D)	970	906
DCP Midstream Operating
6.450%, 11/03/2036 (D)	110	108
Devon Energy
8.250%, 08/01/2023	50	51
7.875%, 09/30/2031	660	745
5.875%, 06/15/2028 (E)	40	40
5.850%, 12/15/2025 (E)	50	51
5.600%, 07/15/2041 (E)	490	457
5.250%, 10/15/2027	46	46
5.000%, 06/15/2045 (E)	1,232	1,064
4.750%, 05/15/2042 (E)	187	158
4.500%, 01/15/2030	304	283
Diamondback Energy
6.250%, 03/15/2033	1,430	1,451
3.500%, 12/01/2029 (E)	500	439
3.250%, 12/01/2026 (E)	30	28
Ecopetrol
5.875%, 05/28/2045	1,276	888
5.375%, 06/26/2026	200	189
4.625%, 11/02/2031	160	122
4.125%, 01/16/2025	3	3
Energy Transfer
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(A)(F)	580	484
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.134%(A)(F)	500	432
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.694%(A)(F)	200	172
6.250%, 04/15/2049	490	456
6.250%, ICE LIBOR USD 3 Month + 4.028%(A)(F)	90	76
6.125%, 12/15/2045	251	232
5.750%, 02/15/2033	1,142	1,117

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 06/01/2027	$118	$117
5.400%, 10/01/2047	2,165	1,834
5.350%, 05/15/2045	465	394
5.300%, 04/01/2044	640	540
5.300%, 04/15/2047	812	676
5.250%, 04/15/2029	1,165	1,126
5.150%, 03/15/2045	414	343
5.000%, 05/15/2050 (E)	1,285	1,027
4.950%, 05/15/2028	1,039	997
4.950%, 06/15/2028	180	174
4.500%, 11/01/2023 (E)	690	685
4.400%, 03/15/2027	139	132
4.000%, 10/01/2027 (E)	1,190	1,111
3.750%, 05/15/2030 (E)	1,250	1,102
Eni
4.000%, 09/12/2023 (D)(E)	1,940	1,913
Enterprise Products Operating
7.550%, 04/15/2038	40	45
5.700%, 02/15/2042	40	39
5.375%, ICE LIBOR USD 3 Month + 2.570%, 02/15/2078 (A)	150	114
5.100%, 02/15/2045	395	355
4.850%, 03/15/2044	430	379
4.800%, 02/01/2049	60	51
4.200%, 01/31/2050 (E)	120	94
4.150%, 10/16/2028	1,605	1,520
3.950%, 01/31/2060 (E)	220	159
3.700%, 01/31/2051	270	195
3.125%, 07/31/2029	170	150
2.800%, 01/31/2030	540	459
EOG Resources
4.950%, 04/15/2050 (E)	450	428
4.375%, 04/15/2030	120	116
4.150%, 01/15/2026	340	333
3.900%, 04/01/2035 (E)	390	348
EQM Midstream Partners
5.500%, 07/15/2028	30	27
EQT
6.125%, 02/01/2025	30	30
5.000%, 01/15/2029	150	141
3.900%, 10/01/2027 (E)	1,020	941
3.625%, 05/15/2031 (D)(E)	320	271
3.125%, 05/15/2026 (D)	10	9
Equinor
3.000%, 04/06/2027	555	518
2.875%, 04/06/2025	1,685	1,615
Exxon Mobil
4.327%, 03/19/2050	1,099	962
4.114%, 03/01/2046	533	453
3.482%, 03/19/2030 (E)	460	429
3.452%, 04/15/2051	989	745
3.043%, 03/01/2026	660	629

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.992%, 03/19/2025 (E)	$2,400	$2,312
1.571%, 04/15/2023 (E)	50	50
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	252	202
2.625%, 03/31/2036 (D)	458	369
2.160%, 03/31/2034 (D)	666	566
1.750%, 09/30/2027 (D)	1,337	1,236
Halliburton
5.000%, 11/15/2045	80	71
4.850%, 11/15/2035	60	55
3.800%, 11/15/2025 (E)	17	17
Hess
6.000%, 01/15/2040	880	862
5.600%, 02/15/2041 (E)	860	813
HF Sinclair
5.875%, 04/01/2026 (E)	620	621
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	340	263
Kinder Morgan
5.550%, 06/01/2045	300	274
5.450%, 08/01/2052	917	823
5.200%, 03/01/2048	455	393
5.050%, 02/15/2046	170	144
4.300%, 06/01/2025 (E)	510	500
4.300%, 03/01/2028 (E)	150	144
3.150%, 01/15/2023	193	193
Kinder Morgan Energy Partners
5.500%, 03/01/2044 (E)	415	375
5.400%, 09/01/2044	20	18
MEG Energy
5.875%, 02/01/2029 (D)	80	75
MPLX
5.500%, 02/15/2049	390	343
4.950%, 03/14/2052	1,160	948
4.875%, 12/01/2024	320	317
4.800%, 02/15/2029 (E)	330	316
4.700%, 04/15/2048	430	339
4.500%, 04/15/2038	520	438
Northwest Pipeline
4.000%, 04/01/2027	219	207
Occidental Petroleum
7.875%, 09/15/2031	610	673
7.500%, 05/01/2031	870	930
6.950%, 07/01/2024	136	139
6.600%, 03/15/2046	360	370
6.450%, 09/15/2036	280	286
5.550%, 03/15/2026	110	110
4.625%, 06/15/2045	280	225
4.400%, 04/15/2046	120	94
4.200%, 03/15/2048	170	131
4.100%, 02/15/2047 (E)	600	458
3.400%, 04/15/2026	270	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 02/15/2027 (E)	$300	$271
Parsley Energy
4.125%, 02/15/2028 (D)	60	55
Pertamina Persero
6.000%, 05/03/2042 (D)	300	286
Petrobras Global Finance BV
6.850%, 06/05/2115 (E)	790	669
6.250%, 03/17/2024	1,394	1,399
5.299%, 01/27/2025	1,278	1,270
Petroleos Mexicanos
7.690%, 01/23/2050	150	104
6.950%, 01/28/2060	780	493
6.625%, 06/15/2035 (E)	767	557
6.375%, 01/23/2045	1,105	684
5.625%, 01/23/2046	480	279
4.875%, 01/18/2024	32	31
2.460%, 12/15/2025	646	617
2.378%, 04/15/2025	254	245
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	113
6.750%, 09/21/2047	2,970	1,895
Phillips 66
1.300%, 02/15/2026	405	363
Pioneer Natural Resources
2.150%, 01/15/2031	1,080	854
1.900%, 08/15/2030 (E)	240	188
1.125%, 01/15/2026	110	98
Plains All American Pipeline
3.550%, 12/15/2029	495	429
2.850%, 01/31/2023	250	250
Range Resources
4.875%, 05/15/2025	120	114
Reliance Industries
3.625%, 01/12/2052 (D)	870	571
2.875%, 01/12/2032 (D)	320	259
Rockies Express Pipeline
6.875%, 04/15/2040 (D)	830	697
4.950%, 07/15/2029 (D)	1,600	1,436
Ruby Pipeline
8.000%, 04/01/2022 (D)(E)(G)	1,008	1,093
Sabine Pass Liquefaction
5.750%, 05/15/2024 (E)	1,370	1,370
5.000%, 03/15/2027	1,265	1,240
4.500%, 05/15/2030	990	918
Saudi Arabian Oil
1.625%, 11/24/2025 (D)	540	492
1.250%, 11/24/2023 (D)	450	432
Schlumberger Holdings
3.900%, 05/17/2028 (D)	475	443
Schlumberger Investment
3.650%, 12/01/2023	61	60

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Shell International Finance BV
4.550%, 08/12/2043	$280	$253
4.375%, 05/11/2045	470	411
4.125%, 05/11/2035	1,356	1,257
3.250%, 04/06/2050	840	603
2.875%, 05/10/2026 (E)	900	848
2.750%, 04/06/2030	440	386
Sinopec Group Overseas Development
4.375%, 04/10/2024 (D)(E)	1,240	1,231
Southern Natural Gas
8.000%, 03/01/2032	170	186
Southwestern Energy
5.375%, 02/01/2029	20	19
5.375%, 03/15/2030	80	73
4.750%, 02/01/2032	190	162
Tallgrass Energy Partners
6.000%, 12/31/2030 (D)	20	17
Targa Resources
5.200%, 07/01/2027 (E)	540	529
4.200%, 02/01/2033	250	215
Targa Resources Partners
5.500%, 03/01/2030	296	278
5.000%, 01/15/2028 (E)	100	95
4.875%, 02/01/2031	1,032	932
4.000%, 01/15/2032	40	34
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,298
2.900%, 03/01/2030 (D)	1,560	1,307
TransCanada PipeLines
4.625%, 03/01/2034	860	784
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	64
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (D)	290	237
Western Midstream Operating
5.500%, 08/15/2048	244	202
5.500%, 02/01/2050 (E)	210	173
5.300%, 03/01/2048	162	133
5.041%, ICE LIBOR USD 3 Month + 1.100%, 01/13/2023 (A)	130	130
4.650%, 07/01/2026 (E)	40	38
4.500%, 03/01/2028	60	55
4.300%, 02/01/2030 (E)	1,200	1,047
3.350%, 02/01/2025	390	369
Williams
7.750%, 06/15/2031	841	927
7.500%, 01/15/2031	100	109
5.750%, 06/24/2044 (E)	51	49
5.400%, 03/04/2044	84	76
3.750%, 06/15/2027	1,044	983

		100,410

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 11.3%
ABN AMRO Bank
4.750%, 07/28/2025 (D)	$360	$349
AerCap Ireland Capital DAC
3.400%, 10/29/2033	540	409
Agree
4.800%, 10/01/2032	295	273
Ally Financial
1.450%, 10/02/2023	670	650
Ambac Assurance
5.100%(D)(F)	8	12
American Express
4.050%, 05/03/2029 (E)	770	733
3.950%, 08/01/2025	555	544
3.375%, 05/03/2024	995	975
American International Group
3.900%, 04/01/2026 (E)	264	256
3.875%, 01/15/2035 (E)	210	184
2.500%, 06/30/2025 (E)	212	200
American Tower
3.125%, 01/15/2027	295	270
Antares Holdings
3.750%, 07/15/2027 (D)	649	525
Aon
6.250%, 09/30/2040	19	19
2.600%, 12/02/2031	2,080	1,698
Apollo Management Holdings
4.400%, 05/27/2026 (D)	530	501
Arthur J Gallagher
3.050%, 03/09/2052 (E)	1,370	866
Athene Global Funding
4.518%, SOFRINDX + 0.700%, 05/24/2024 (A)(D)	2,025	1,990
3.205%, 03/08/2027 (D)	635	566
2.950%, 11/12/2026 (D)	2,090	1,886
2.500%, 03/24/2028 (D)	986	822
1.985%, 08/19/2028 (D)(E)	30	24
1.608%, 06/29/2026 (D)(E)	1,365	1,177
Athene Global Funding MTN
2.646%, 10/04/2031 (D)	930	710
Athene Holding
4.125%, 01/12/2028	605	554
Avolon Holdings Funding
3.950%, 07/01/2024 (D)	715	684
2.875%, 02/15/2025 (D)(E)	975	901
2.528%, 11/18/2027 (D)	779	623
AXA Equitable Holdings
3.900%, 04/20/2023	500	498
Banco Santander
5.039%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (A)	400	400

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (A)	$200	$186
3.848%, 04/12/2023	600	597
3.225%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 11/22/2032 (A)	400	302
2.746%, 05/28/2025 (E)	1,400	1,310
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (A)	390	333
Bank of America
6.204%, U.S. SOFR + 1.990%, 11/10/2028 (A)(E)	1,528	1,578
5.015%, U.S. SOFR + 2.160%, 07/22/2033 (A)(E)	652	619
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (A)(E)	2,350	2,150
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)(E)	2,708	2,452
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/2026 (A)	631	602
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)(E)	1,445	1,164
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (A)	3,644	2,917
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (A)	1,305	1,045
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	2,130	1,735
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	3,710	2,906
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (A)	5,363	4,699
1.658%, U.S. SOFR + 0.910%, 03/11/2027 (A)(E)	7,263	6,426
Bank of America MTN
5.000%, 01/21/2044	830	763
4.450%, 03/03/2026	1,157	1,134
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (A)(E)	1,140	1,090
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (A)	260	213
4.271%, ICE LIBOR USD 3 Month + 1.310%, 07/23/2029 (A)(E)	65	61
4.250%, 10/22/2026	80	77
4.244%, ICE LIBOR USD 3 Month + 1.814%, 04/24/2038 (A)	179	152
4.200%, 08/26/2024 (E)	1,530	1,506
4.125%, 01/22/2024 (E)	290	288
4.100%, 07/24/2023 (E)	340	339

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)(E)	$1,630	$1,276
4.000%, 04/01/2024	1,309	1,293
4.000%, 01/22/2025	1,610	1,576
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (A)	1,900	1,726
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (A)	625	577
3.864%, ICE LIBOR USD 3 Month + 0.940%, 07/23/2024 (A)(E)	600	595
3.824%, ICE LIBOR USD 3 Month + 1.575%, 01/20/2028 (A)	524	489
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)	1,364	1,256
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (A)	860	857
3.500%, 04/19/2026 (E)	780	744
3.300%, 01/11/2023	1,200	1,200
3.194%, ICE LIBOR USD 3 Month + 1.180%, 07/23/2030 (A)	240	206
3.093%, ICE LIBOR USD 3 Month + 1.090%, 10/01/2025 (A)(E)	960	920
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (A)	265	222
2.087%, U.S. SOFR + 1.060%, 06/14/2029 (A)(E)	6,025	5,070
1.530%, U.S. SOFR + 0.650%, 12/06/2025 (A)	2,618	2,415
1.197%, U.S. SOFR + 1.010%, 10/24/2026 (A)(E)	720	640
Bank of Montreal MTN
1.850%, 05/01/2025 (E)	880	822
Bank of New York Mellon
5.834%, SOFRINDX + 2.074%, 10/25/2033 (A)	1,060	1,099
3.400%, 05/15/2024 (E)	530	519
Bank of New York Mellon MTN
3.250%, 09/11/2024	100	97
1.600%, 04/24/2025 (E)	260	242
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(A)(F)	510	489
4.588%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.050%, 05/04/2037 (A)	390	333
1.300%, 06/11/2025 (E)	480	440
Barclays
5.088%, ICE LIBOR USD 3 Month + 3.054%, 06/20/2030 (A)	1,940	1,787
4.375%, 01/12/2026 (E)	2,270	2,197

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (A)(E)	$520	$488
Berkshire Hathaway Finance
4.250%, 01/15/2049	870	774
Blackstone Holdings Finance
6.200%, 04/22/2033 (D)(E)	930	937
Blackstone Secured Lending Fund
3.625%, 01/15/2026	670	616
BNP Paribas
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(D)	930	921
4.625%, 03/13/2027 (D)	200	190
4.400%, 08/14/2028 (D)	1,447	1,368
3.375%, 01/09/2025 (D)(E)	290	279
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)(D)(E)	600	551
BNP Paribas MTN
4.375%, USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (A)(D)	400	353
3.500%, 03/01/2023 (D)	464	463
3.052%, U.S. SOFR + 1.507%, 01/13/2031 (A)(D)	200	164
BPCE
5.150%, 07/21/2024 (D)	410	401
Brighthouse Financial
3.850%, 12/22/2051	279	176
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (D)	1,505	1,417
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023 (E)	480	471
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	1,135	1,051
Capital One Financial
3.273%, U.S. SOFR + 1.790%, 03/01/2030 (A)	1,850	1,582
Cboe Global Markets
3.000%, 03/16/2032	1,330	1,106
Chubb INA Holdings
3.350%, 05/03/2026 (E)	200	191
3.150%, 03/15/2025	74	71
CI Financial
4.100%, 06/15/2051	1,020	601
3.200%, 12/17/2030	1,255	952
Citadel
4.875%, 01/15/2027 (D)(E)	660	613
Citigroup
8.125%, 07/15/2039 (E)	1,064	1,308
6.675%, 09/13/2043 (E)	70	75
6.625%, 06/15/2032 (E)	100	105
6.300%, ICE LIBOR USD 3 Month + 3.423%(A)(F)	300	283

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.270%, U.S. SOFR + 2.338%, 11/17/2033 (A)	$1,543	$1,592
5.950%, ICE LIBOR USD 3 Month + 3.905%(A)(F)	590	531
5.950%, ICE LIBOR USD 3 Month + 4.068%(A)(E)(F)	360	356
5.500%, 09/13/2025 (E)	950	956
5.300%, 05/06/2044	225	203
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (A)	1,167	1,093
4.750%, 05/18/2046 (E)	100	83
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (A)	340	329
4.650%, 07/30/2045 (E)	903	774
4.450%, 09/29/2027	1,295	1,235
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	2,750	2,525
4.400%, 06/10/2025	1,080	1,060
4.300%, 11/20/2026 (E)	240	232
4.125%, 07/25/2028	210	195
4.075%, ICE LIBOR USD 3 Month + 1.192%, 04/23/2029 (A)	81	75
3.980%, ICE LIBOR USD 3 Month + 1.338%, 03/20/2030 (A)	1,860	1,678
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (A)	59	49
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	970	830
3.500%, 05/15/2023 (E)	630	627
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (A)	990	960
3.300%, 04/27/2025	120	116
3.200%, 10/21/2026	440	407
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	350	331
3.070%, U.S. SOFR + 1.280%, 02/24/2028 (A)	655	591
3.057%, U.S. SOFR + 1.351%, 01/25/2033 (A)	4,065	3,281
2.976%, U.S. SOFR + 1.422%, 11/05/2030 (A)	715	601
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	2,500	2,022
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (A)(E)	2,875	2,270
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (A)	360	280
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (A)(E)	500	493
1.462%, U.S. SOFR + 0.770%, 06/09/2027 (A)	1,800	1,561

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.981%, U.S. SOFR + 0.669%, 05/01/2025 (A)	$250	$234
CME Group
3.000%, 03/15/2025 (E)	51	49
Cooperatieve Rabobank UA
4.375%, 08/04/2025	2,150	2,098
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/2033 (A)(D)	2,927	2,493
3.649%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.220%, 04/06/2028 (A)(D)(E)	2,111	1,945
Credit Agricole MTN
4.000%, USD Swap Semi 30/360 5 Yr Curr + 1.644%, 01/10/2033 (A)(D)	250	218
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (A)(D)	400	365
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(A)(D)(F)	2,030	1,768
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(D)(E)	3,138	3,213
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(D)	6,360	5,580
4.207%, ICE LIBOR USD 3 Month + 1.240%, 06/12/2024 (A)(D)	300	293
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(D)	730	567
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(D)(E)	2,365	1,634
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (A)(D)(E)	760	672
2.193%, U.S. SOFR + 2.044%, 06/05/2026 (A)(D)(E)	1,070	914
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (A)(D)	2,825	2,256
Credit Suisse NY
2.950%, 04/09/2025	520	468
CTR Partnership
3.875%, 06/30/2028 (D)(E)	90	76
Danske Bank
5.375%, 01/12/2024 (D)	650	645
3.875%, 09/12/2023 (D)	200	197
3.244%, ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (A)(D)(E)	220	206
1.226%, 06/22/2024 (D)	200	187
Danske Bank MTN
4.375%, 06/12/2028 (D)	200	183
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/2033 (A)	1,274	905

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DNB Bank
1.605%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.680%, 03/30/2028 (A)(D)	$2,065	$1,747
1.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 09/16/2026 (A)(D)	5	4
Enstar Group
3.100%, 09/01/2031	709	518
F&G Global Funding
1.750%, 06/30/2026 (D)(E)	810	721
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,089
7.050%, 07/15/2028 (D)	1,000	1,026
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(D)	1,650	1,577
Federal Realty Investment Trust
3.950%, 01/15/2024	374	369
Goldman Sachs Capital II
5.528%, ICE LIBOR USD 3 Month + 0.768%(A)(E)(F)	10	8
Goldman Sachs Group
6.750%, 10/01/2037	30	32
6.250%, 02/01/2041	1,050	1,096
5.150%, 05/22/2045	820	737
4.750%, 10/21/2045 (E)	370	324
4.250%, 10/21/2025 (E)	1,120	1,093
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (A)	1,300	1,211
3.814%, ICE LIBOR USD 3 Month + 1.158%, 04/23/2029 (A)	480	438
3.750%, 02/25/2026	345	332
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (A)	380	353
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (A)	170	158
3.500%, 04/01/2025	540	519
3.500%, 11/16/2026 (E)	900	844
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (A)	1,130	1,089
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (A)	120	86
3.200%, 02/23/2023 (E)	1,815	1,810
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (A)(E)	905	735
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (A)	260	177
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (A)	2,950	2,329
2.600%, 02/07/2030	125	104

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (A)	$3,845	$2,983
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (A)	2,269	1,984
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (A)(E)	5,835	5,033
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (A)	1,150	1,008
1.217%, 12/06/2023 (E)	3,465	3,345
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (A)	3,467	3,321
0.657%, U.S. SOFR + 0.505%, 09/10/2024 (A)(E)	1,412	1,358
Goldman Sachs Group MTN
4.000%, 03/03/2024 (E)	690	681
3.850%, 07/08/2024	330	323
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	190	172
Healthcare Realty Holdings
3.875%, 05/01/2025	200	191
2.400%, 03/15/2030	170	133
2.000%, 03/15/2031	30	23
HSBC Bank USA
7.000%, 01/15/2039 (E)	275	296
HSBC Holdings
7.390%, U.S. SOFR + 3.350%, 11/03/2028 (A)	930	977
4.762%, U.S. SOFR + 2.530%, 03/29/2033 (A)	670	581
4.755%, U.S. SOFR + 2.110%, 06/09/2028 (A)	220	208
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (A)	945	870
4.375%, 11/23/2026	345	331
4.300%, 03/08/2026 (E)	1,710	1,654
4.250%, 03/14/2024	510	501
4.250%, 08/18/2025 (E)	560	539
3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/2030	860	753
2.999%, U.S. SOFR + 1.430%, 03/10/2026 (A)(E)	370	348
2.871%, U.S. SOFR + 1.410%, 11/22/2032 (A)	700	535
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (A)	370	286
2.357%, U.S. SOFR + 1.947%, 08/18/2031 (A)	370	283
2.206%, U.S. SOFR + 1.285%, 08/17/2029 (A)	1,930	1,558
2.099%, U.S. SOFR + 1.929%, 06/04/2026 (A)(E)	2,640	2,402

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (A)	$3,230	$2,700
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (A)	330	298
1.589%, U.S. SOFR + 1.290%, 05/24/2027 (A)	815	703
ILFC E-Capital Trust II
6.538%, 12/21/2065 (A)(D)	400	258
Intercontinental Exchange
4.950%, 06/15/2052	150	139
4.600%, 03/15/2033	1,150	1,100
1.850%, 09/15/2032	1,470	1,108
Intesa Sanpaolo
3.375%, 01/12/2023 (D)	440	440
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	2,320	2,230
Invitation Homes Operating Partnership
2.000%, 08/15/2031	319	236
Jackson Financial
3.125%, 11/23/2031 (E)	1,405	1,077
JPMorgan Chase
8.750%, 09/01/2030	970	1,130
4.990%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (A)	1,590	1,474
4.950%, 06/01/2045	430	384
4.912%, U.S. SOFR + 2.080%, 07/25/2033 (A)	590	562
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (A)(E)	713	671
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (A)	300	282
4.323%, U.S. SOFR + 1.560%, 04/26/2028 (A)	460	439
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (A)	84	69
4.250%, 10/01/2027 (E)	720	694
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (A)	800	745
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)	1,480	1,458
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (A)	325	270
3.875%, 09/10/2024	1,140	1,116
3.625%, 05/13/2024	230	226
3.625%, 12/01/2027	230	213
3.200%, 01/25/2023	100	100
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (A)	130	85
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (A)	620	511
2.950%, 10/01/2026 (E)	377	352

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (A)	$650	$588
2.739%, U.S. SOFR + 1.510%, 10/15/2030 (A)	855	717
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (A)(E)	1,125	901
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (A)(E)	4,350	3,438
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)(E)	450	368
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (A)	1,190	1,121
2.182%, U.S. SOFR + 1.890%, 06/01/2028 (A)	864	755
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	830	770
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (A)	1,285	1,073
2.005%, TSFR3M + 1.585%, 03/13/2026 (A)	2,045	1,893
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (A)	3,020	2,310
1.578%, U.S. SOFR + 0.885%, 04/22/2027 (A)	6,088	5,349
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (A)(E)	6,199	5,739
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (A)	1,340	1,318
1.470%, U.S. SOFR + 0.765%, 09/22/2027 (A)	702	608
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (A)	1,275	1,125
1.040%, TSFR3M + 0.695%, 02/04/2027 (A)	2,823	2,456
0.969%, TSFR3M + 0.580%, 06/23/2025 (A)	4,070	3,794
KKR Group Finance II
5.500%, 02/01/2043 (D)(E)	80	74
KKR Group Finance III
5.125%, 06/01/2044 (D)	535	464
KRC Interim
4.600%, 02/01/2033 (E)	443	405
Liberty Mutual Group
5.500%, 06/15/2052 (D)(E)	273	245
Life Storage
2.400%, 10/15/2031	355	273
Lloyds Banking Group
4.375%, 03/22/2028 (E)	670	636
4.344%, 01/09/2048	200	146
4.050%, 08/16/2023	200	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.870%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025 (A)	$1,190	$1,152
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (A)	2,000	1,731
Macquarie Bank
3.624%, 06/03/2030 (D)	425	344
Macquarie Group
4.442%, U.S. SOFR + 2.405%, 06/21/2033 (A)(D)(E)	330	286
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (A)(D)	2,045	1,782
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(D)	1,400	1,074
Marsh & McLennan
6.250%, 11/01/2052	156	173
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (D)	88	58
Mercury General
4.400%, 03/15/2027	935	874
MetLife
6.400%, 12/15/2036 (E)	420	406
5.700%, 06/15/2035	15	16
MetLife Capital Trust IV
7.875%, 12/15/2037 (D)	800	864
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,955	1,827
Mitsubishi UFJ Financial Group
4.080%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 04/19/2028 (A)	400	377
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (A)(E)	380	366
2.309%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.950%, 07/20/2032 (A)	755	581
Morgan Stanley
6.342%, U.S. SOFR + 2.560%, 10/18/2033 (A)(E)	1,541	1,615
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (A)	510	447
0.985%, U.S. SOFR + 0.720%, 12/10/2026 (A)	1,435	1,257
0.790%, U.S. SOFR + 0.525%, 05/30/2025 (A)	1,818	1,690
Morgan Stanley MTN
4.431%, ICE LIBOR USD 3 Month + 1.628%, 01/23/2030 (A)	340	316

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (A)	$119	$100
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)(E)	1,080	989
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	2,920	2,549
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (A)(E)	785	635
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (A)	360	344
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (A)	520	430
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (A)	2,265	1,773
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (A)	2,025	1,799
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (A)	1,195	917
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	1,300	1,208
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (A)	2,400	1,804
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (A)	1,653	1,434
1.164%, U.S. SOFR + 0.560%, 10/21/2025 (A)	4,860	4,474
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (A)	154	141
0.791%, U.S. SOFR + 0.509%, 01/22/2025 (A)	1,800	1,703
MUFG Bank
4.100%, 09/09/2023 (D)	200	198
National Securities Clearing
1.500%, 04/23/2025 (D)	330	306
1.200%, 04/23/2023 (D)	410	406
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (A)(D)	800	790
3.766%, ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (A)(D)	1,840	1,830
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)(D)	1,375	1,209
Nationwide Mutual Insurance
7.059%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (A)(D)	3,735	3,725
NatWest Group
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/2026 (A)(E)	1,085	1,129
4.892%, ICE LIBOR USD 3 Month + 1.754%, 05/18/2029 (A)	200	189

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (A)	$830	$822
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (A)	1,500	1,467
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (A)	920	796
New York Life Global Funding
0.950%, 06/24/2025 (D)	340	308
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	1,112	765
Ohio National Financial Services
5.800%, 01/24/2030 (D)(E)	625	574
ORIX
5.200%, 09/13/2032 (E)	1,130	1,101
Owl Rock Capital III
3.125%, 04/13/2027	383	315
Park Aerospace Holdings
5.500%, 02/15/2024 (D)(E)	212	209
4.500%, 03/15/2023 (D)(E)	2,070	2,065
Physicians Realty
2.625%, 11/01/2031	700	546
PNC Bank
3.875%, 04/10/2025	430	418
PNC Financial Services Group
6.037%, SOFRINDX + 2.140%, 10/28/2033 (A)	1,973	2,054
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	1,465	1,384
1.250%, 06/23/2025 (D)	160	146
Prospect Capital
3.706%, 01/22/2026	500	438
Prudential Financial MTN
5.625%, 05/12/2041	10	9
Raymond James Financial
4.950%, 07/15/2046 (E)	180	160
Royal Bank of Canada MTN
1.600%, 04/17/2023 (E)	760	753
1.150%, 06/10/2025	460	421
S&P Global
4.750%, 08/01/2028 (D)	1,215	1,201
Santander Holdings USA
4.500%, 07/17/2025	80	78
Santander UK Group Holdings
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (A)	1,246	1,262
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (A)	3,050	2,999
2.896%, U.S. SOFR + 1.475%, 03/15/2032 (A)	610	471
2.469%, U.S. SOFR + 1.220%, 01/11/2028 (A)	510	435

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.673%, U.S. SOFR + 0.989%, 06/14/2027 (A)(E)	$445	$378
1.532%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026 (A)	235	207
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (A)(E)	2,475	2,312
SBL Holdings
5.000%, 02/18/2031 (D)	976	768
Scentre Group Trust 1
3.625%, 01/28/2026 (D)	635	597
Societe Generale
3.625%, 03/01/2041 (D)(E)	645	418
Societe Generale MTN
2.625%, 01/22/2025 (D)	735	691
State Street
3.300%, 12/16/2024 (E)	70	68
Stewart Information Services
3.600%, 11/15/2031	380	291
Swedbank
1.300%, 06/02/2023 (D)	580	570
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	124	136
4.900%, 09/15/2044 (D)(E)	240	219
3.300%, 05/15/2050 (D)	2,455	1,697
The Vanguard Group
3.050%, 08/22/2050	670	433
Toronto-Dominion Bank MTN
4.456%, 06/08/2032 (E)	2,190	2,087
2.800%, 03/10/2027 (E)	1,300	1,192
1.150%, 06/12/2025	460	420
0.750%, 06/12/2023 (E)	910	894
Truist Financial MTN
6.123%, U.S. SOFR + 2.300%, 10/28/2033 (A)(E)	435	458
4.260%, U.S. SOFR + 1.456%, 07/28/2026 (A)(E)	1,590	1,562
Trust Fibra Uno
6.390%, 01/15/2050 (D)	344	278
UBS MTN
4.500%, 06/26/2048 (D)	440	370
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(D)(F)	1,640	1,614
4.751%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 05/12/2028 (A)(D)	360	345
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (A)(D)	1,005	982
4.253%, 03/23/2028 (D)	350	327

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 09/24/2025 (D)	$200	$194
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(D)	210	162
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (A)(E)	1,065	1,106
5.727%, U.S. SOFR + 1.430%, 10/21/2026 (A)(E)	385	392
1.450%, 05/12/2025 (E)	1,020	946
Validus Holdings
8.875%, 01/26/2040	905	1,103
WEA Finance
4.750%, 09/17/2044 (D)	230	159
3.750%, 09/17/2024 (D)	990	936
Wells Fargo
7.950%, 11/15/2029	495	545
5.375%, 11/02/2043 (E)	400	372
3.000%, 10/23/2026 (E)	1,030	952
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (A)	5,025	4,677
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (A)	4,525	3,986
4.900%, 11/17/2045 (E)	909	783
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (A)	2,062	1,958
4.808%, U.S. SOFR + 1.980%, 07/25/2028 (A)	308	301
4.750%, 12/07/2046	700	586
4.650%, 11/04/2044	261	220
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (A)(E)	2,630	2,465
4.400%, 06/14/2046	1,370	1,100
4.150%, 01/24/2029	1,010	949
4.125%, 08/15/2023 (E)	900	895
3.750%, 01/24/2024	250	247
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (A)(E)	6,766	6,265
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	4,210	3,546
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (A)(E)	1,550	1,438
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)(E)	20	17
2.406%, U.S. SOFR + 1.087%, 10/30/2025 (A)(E)	1,005	950
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (A)	900	794
2.164%, ICE LIBOR USD 3 Month + 0.750%, 02/11/2026 (A)	2,265	2,112

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (A)	$450	$335

		396,397

Health Care — 3.2%
Abbott Laboratories
4.900%, 11/30/2046	470	458
4.750%, 11/30/2036	260	257
3.750%, 11/30/2026	463	451
AbbVie
4.875%, 11/14/2048	70	64
4.625%, 10/01/2042	38	34
4.550%, 03/15/2035	585	547
4.500%, 05/14/2035	510	472
4.450%, 05/14/2046	208	179
4.400%, 11/06/2042	1,000	867
4.300%, 05/14/2036	204	184
4.250%, 11/21/2049	4,030	3,344
4.050%, 11/21/2039	748	640
3.800%, 03/15/2025	460	448
3.750%, 11/14/2023 (E)	100	99
3.600%, 05/14/2025 (E)	770	746
3.200%, 11/21/2029 (E)	1,325	1,194
2.950%, 11/21/2026 (E)	380	353
2.600%, 11/21/2024	1,820	1,741
Advocate Health & Hospitals
2.211%, 06/15/2030	1,615	1,325
Aetna
3.875%, 08/15/2047	90	69
2.800%, 06/15/2023	1,750	1,732
Alcon Finance
3.000%, 09/23/2029 (D)	1,975	1,720
Amgen
6.375%, 06/01/2037	910	969
5.150%, 11/15/2041	332	310
4.663%, 06/15/2051	269	231
4.400%, 05/01/2045	375	314
3.625%, 05/22/2024 (E)	130	127
3.150%, 02/21/2040	190	140
2.770%, 09/01/2053	263	158
2.000%, 01/15/2032 (E)	1,515	1,184
AstraZeneca
1.375%, 08/06/2030	285	225
Astrazeneca Finance
1.750%, 05/28/2028 (E)	975	837
Bausch Health
7.250%, 05/30/2029 (D)	170	82
6.250%, 02/15/2029 (D)(E)	500	241
5.500%, 11/01/2025 (D)	20	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baxter International
3.950%, 04/01/2030	$425	$387
BayCare Health System
3.831%, 11/15/2050	1,595	1,267
Bayer US Finance
3.375%, 10/08/2024 (D)(E)	800	773
Bayer US Finance II
4.875%, 06/25/2048 (D)(E)	1,795	1,548
4.700%, 07/15/2064 (D)(E)	210	166
4.625%, 06/25/2038 (D)(E)	420	365
4.375%, 12/15/2028 (D)	4,578	4,297
4.250%, 12/15/2025 (D)	520	504
Becton Dickinson
4.685%, 12/15/2044	264	236
3.734%, 12/15/2024 (E)	287	280
3.700%, 06/06/2027	121	114
3.363%, 06/06/2024	758	741
Bon Secours Mercy Health
3.464%, 06/01/2030 (E)	855	764
Bristol-Myers Squibb
4.550%, 02/20/2048	129	116
4.350%, 11/15/2047	51	45
3.400%, 07/26/2029	124	115
3.200%, 06/15/2026	506	482
2.900%, 07/26/2024 (E)	785	762
2.750%, 02/15/2023 (E)	300	299
Centene
4.625%, 12/15/2029	390	356
4.250%, 12/15/2027 (E)	260	244
3.375%, 02/15/2030	230	194
3.000%, 10/15/2030 (E)	3,706	3,038
2.625%, 08/01/2031	40	31
2.500%, 03/01/2031	263	206
Cigna
4.900%, 12/15/2048	830	748
4.800%, 08/15/2038	1,144	1,062
4.375%, 10/15/2028	810	781
4.125%, 11/15/2025	290	283
3.750%, 07/15/2023 (E)	462	459
3.400%, 03/01/2027	380	356
3.400%, 03/15/2050	250	177
3.400%, 03/15/2051	588	418
CommonSpirit Health
4.350%, 11/01/2042 (E)	480	405
4.187%, 10/01/2049 (E)	635	494
2.782%, 10/01/2030	1,970	1,625
CVS Health
5.125%, 07/20/2045	670	611
5.050%, 03/25/2048 (E)	5,302	4,759
4.780%, 03/25/2038	565	515
4.300%, 03/25/2028	1,084	1,049
4.250%, 04/01/2050 (E)	30	24

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 04/01/2040	$160	$133
3.875%, 07/20/2025 (E)	515	503
3.750%, 04/01/2030	540	490
3.625%, 04/01/2027 (E)	360	342
3.000%, 08/15/2026 (E)	304	284
2.700%, 08/21/2040	500	345
2.125%, 09/15/2031 (E)	370	293
1.875%, 02/28/2031	110	86
CVS Pass-Through Trust
5.926%, 01/10/2034 (D)	65	64
Danaher
2.800%, 12/10/2051 (E)	224	148
2.600%, 10/01/2050	335	214
DH Europe Finance II Sarl
2.200%, 11/15/2024 (E)	772	736
Elevance Health
4.625%, 05/15/2042	41	37
4.550%, 05/15/2052	250	217
4.100%, 05/15/2032	270	251
3.650%, 12/01/2027	220	207
3.500%, 08/15/2024	90	88
3.350%, 12/01/2024 (E)	1,425	1,381
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	1,345	1,141
Gilead Sciences
5.650%, 12/01/2041	35	36
4.750%, 03/01/2046	380	342
4.500%, 02/01/2045	10	9
4.000%, 09/01/2036	251	221
3.700%, 04/01/2024 (E)	410	403
3.650%, 03/01/2026	460	443
2.800%, 10/01/2050	456	292
2.600%, 10/01/2040	488	341
HCA
5.875%, 02/01/2029	410	409
5.625%, 09/01/2028	60	60
5.500%, 06/15/2047	1,555	1,381
5.375%, 02/01/2025	160	160
5.375%, 09/01/2026 (E)	155	153
5.250%, 04/15/2025	820	815
5.250%, 06/15/2026	650	642
5.250%, 06/15/2049	2,150	1,831
4.625%, 03/15/2052 (D)(E)	2,110	1,642
4.500%, 02/15/2027	20	19
4.125%, 06/15/2029	1,500	1,369
3.625%, 03/15/2032 (D)(E)	840	711
3.500%, 09/01/2030	790	681
2.375%, 07/15/2031	945	736
Humana
4.950%, 10/01/2044	60	54
4.800%, 03/15/2047	30	26
4.625%, 12/01/2042	170	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/01/2025 (E)	$80	$79
3.950%, 03/15/2027	70	67
3.700%, 03/23/2029	3,205	2,934
2.150%, 02/03/2032 (E)	130	101
Johnson & Johnson
3.700%, 03/01/2046 (E)	170	143
3.625%, 03/03/2037	260	231
3.500%, 01/15/2048 (E)	92	75
3.400%, 01/15/2038	173	147
2.625%, 01/15/2025 (E)	86	83
2.450%, 09/01/2060 (E)	655	400
0.950%, 09/01/2027 (E)	610	525
0.550%, 09/01/2025	300	271
Medtronic
4.625%, 03/15/2045 (E)	9	8
Merck
1.450%, 06/24/2030	300	239
0.750%, 02/24/2026	530	469
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	606
Pfizer
4.000%, 12/15/2036	815	743
2.625%, 04/01/2030	440	387
2.550%, 05/28/2040	979	708
1.750%, 08/18/2031	569	457
1.700%, 05/28/2030 (E)	420	346
0.800%, 05/28/2025	670	614
Roche Holdings
2.607%, 12/13/2051 (D)(E)	425	275
2.076%, 12/13/2031 (D)	1,051	855
Royalty Pharma
1.200%, 09/02/2025	535	479
0.750%, 09/02/2023 (E)	925	896
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	841
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/2023	923	907
Smith & Nephew
2.032%, 10/14/2030 (E)	670	524
Takeda Pharmaceutical
5.000%, 11/26/2028 (E)	460	456
4.400%, 11/26/2023	1,127	1,118
3.175%, 07/09/2050	376	254
3.025%, 07/09/2040	362	266
2.050%, 03/31/2030 (E)	781	638
Tenet Healthcare
4.375%, 01/15/2030 (D)	20	17
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/2025	390	388
6.000%, 04/15/2024	200	196
5.125%, 05/09/2029 (E)	1,780	1,585

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 05/09/2027	$200	$181
3.150%, 10/01/2026 (E)	1,580	1,382
2.800%, 07/21/2023 (E)	450	440
Thermo Fisher Scientific
2.800%, 10/15/2041	452	333
1.750%, 10/15/2028	284	241
UnitedHealth Group
5.875%, 02/15/2053	2,830	3,056
5.800%, 03/15/2036	280	295
5.350%, 02/15/2033	786	811
5.300%, 02/15/2030 (E)	786	810
5.250%, 02/15/2028	472	483
4.625%, 07/15/2035 (E)	966	937
4.450%, 12/15/2048	90	80
4.250%, 04/15/2047	450	387
4.250%, 06/15/2048	110	95
4.200%, 05/15/2032	290	275
4.000%, 05/15/2029	853	815
3.875%, 12/15/2028	170	162
3.875%, 08/15/2059 (E)	360	282
3.750%, 07/15/2025 (E)	270	264
3.700%, 08/15/2049	150	119
3.500%, 06/15/2023	150	149
3.250%, 05/15/2051	623	446
3.125%, 05/15/2060 (E)	50	34
3.050%, 05/15/2041 (E)	149	112
2.875%, 03/15/2023 (E)	50	50
2.750%, 05/15/2040	215	156
2.300%, 05/15/2031 (E)	80	67
2.000%, 05/15/2030	140	116
1.250%, 01/15/2026 (E)	170	154
Universal Health Services
1.650%, 09/01/2026 (D)	685	587
Viatris
4.000%, 06/22/2050	505	311
2.700%, 06/22/2030 (E)	140	109
Wyeth
5.950%, 04/01/2037	470	505

		106,311

Industrials — 2.3%
3M
3.700%, 04/15/2050 (E)	660	505
3.050%, 04/15/2030	90	79
2.375%, 08/26/2029 (E)	390	331
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (D)	262	205
ADT Security
4.125%, 08/01/2029 (D)	20	17
AerCap Ireland Capital DAC
4.875%, 01/16/2024 (E)	1,500	1,486
3.875%, 01/23/2028 (E)	345	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 01/15/2025 (E)	$232	$221
3.300%, 01/30/2032	4,118	3,219
3.150%, 02/15/2024	560	541
3.000%, 10/29/2028 (E)	2,375	1,990
2.450%, 10/29/2026	3,530	3,087
1.650%, 10/29/2024 (E)	1,395	1,287
1.150%, 10/29/2023 (E)	1,765	1,698
Air Lease
5.850%, 12/15/2027 (E)	820	819
3.625%, 04/01/2027	221	201
3.625%, 12/01/2027	216	195
3.375%, 07/01/2025	310	293
3.250%, 03/01/2025	1,645	1,561
Air Lease MTN
2.300%, 02/01/2025	355	331
Allied Universal Holdco
6.625%, 07/15/2026 (D)	20	18
Boeing
5.930%, 05/01/2060 (E)	961	875
5.805%, 05/01/2050	1,390	1,289
5.705%, 05/01/2040	690	658
5.150%, 05/01/2030	940	917
4.875%, 05/01/2025 (E)	2,075	2,059
3.750%, 02/01/2050 (E)	966	663
3.625%, 03/01/2048 (E)	23	15
3.550%, 03/01/2038	196	144
3.250%, 02/01/2035	1,555	1,183
3.200%, 03/01/2029	490	430
3.100%, 05/01/2026	160	151
2.800%, 03/01/2027 (E)	190	171
2.700%, 02/01/2027	140	126
2.196%, 02/04/2026	2,002	1,819
1.433%, 02/04/2024	2,065	1,979
Builders FirstSource
4.250%, 02/01/2032 (D)(E)	80	65
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	104
5.400%, 06/01/2041	50	50
4.150%, 12/15/2048	150	127
4.050%, 06/15/2048	124	103
2.875%, 06/15/2052	120	80
Canadian National Railway
4.400%, 08/05/2052	295	262
3.850%, 08/05/2032	443	412
Canadian Pacific Railway
6.125%, 09/15/2115	44	44
3.000%, 12/02/2041	189	142
2.450%, 12/02/2031	114	94
1.750%, 12/02/2026	135	120
1.350%, 12/02/2024 (E)	699	652
Carrier Global
3.577%, 04/05/2050	30	21

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cintas No. 2
4.000%, 05/01/2032	$1,190	$1,117
3.700%, 04/01/2027	400	386
CoStar Group
2.800%, 07/15/2030 (D)	830	678
Crowley Conro
4.181%, 08/15/2043	415	387
CSX
4.100%, 11/15/2032 (E)	738	692
Deere
3.750%, 04/15/2050 (E)	530	447
3.100%, 04/15/2030	100	90
Delta Air Lines
7.375%, 01/15/2026 (E)	580	593
7.000%, 05/01/2025 (D)	2,410	2,463
4.750%, 10/20/2028 (D)	2,100	1,974
4.500%, 10/20/2025 (D)(E)	490	478
4.375%, 04/19/2028 (E)	153	136
3.800%, 04/19/2023	381	376
2.900%, 10/28/2024 (E)	60	57
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028 (E)	3,522	2,999
DP World MTN
5.625%, 09/25/2048 (D)	990	927
Eaton
7.625%, 04/01/2024	75	77
4.150%, 11/02/2042	140	120
Emerson Electric
2.800%, 12/21/2051	280	180
Equifax
3.950%, 06/15/2023 (E)	1,612	1,603
2.600%, 12/15/2025	255	237
General Dynamics
4.250%, 04/01/2040	880	803
4.250%, 04/01/2050 (E)	200	177
3.500%, 05/15/2025	60	58
3.250%, 04/01/2025	160	155
General Electric MTN
6.750%, 03/15/2032	601	666
5.086%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (A)	2,400	1,934
GFL Environmental
4.250%, 06/01/2025 (D)	250	239
H&E Equipment Services
3.875%, 12/15/2028 (D)	70	60
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (D)(E)	50	45
Honeywell International
5.000%, 02/15/2033	946	964
1.350%, 06/01/2025	310	287

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
John Deere Capital MTN
4.850%, 10/11/2029	$517	$518
4.150%, 09/15/2027	1,481	1,452
3.350%, 04/18/2029	1,255	1,160
2.350%, 03/08/2027	704	641
L3Harris Technologies
5.054%, 04/27/2045	180	161
4.854%, 04/27/2035	80	75
Lockheed Martin
5.900%, 11/15/2063 (E)	314	337
5.700%, 11/15/2054	628	658
5.100%, 11/15/2027 (E)	785	802
4.500%, 05/15/2036 (E)	90	86
4.150%, 06/15/2053	1,220	1,035
4.070%, 12/15/2042	91	79
3.900%, 06/15/2032 (E)	230	217
3.550%, 01/15/2026	1,188	1,154
Mileage Plus Holdings
6.500%, 06/20/2027 (D)	485	482
Northrop Grumman
5.250%, 05/01/2050	350	345
4.400%, 05/01/2030 (E)	1,005	964
4.030%, 10/15/2047	192	159
3.250%, 08/01/2023 (E)	716	711
3.250%, 01/15/2028	1,074	990
2.930%, 01/15/2025	810	777
Otis Worldwide
3.112%, 02/15/2040	335	244
2.056%, 04/05/2025	220	206
Parker-Hannifin
4.500%, 09/15/2029	571	547
4.250%, 09/15/2027 (E)	1,616	1,568
2.700%, 06/14/2024	400	385
Prime Security Services Borrower
5.750%, 04/15/2026 (D)	320	308
Protective Life Global Funding
1.618%, 04/15/2026 (D)	2,170	1,948
Quanta Services
0.950%, 10/01/2024	561	517
Raytheon Technologies
4.625%, 11/16/2048	51	46
4.500%, 06/01/2042	170	153
4.450%, 11/16/2038	63	57
4.150%, 05/15/2045	59	49
4.125%, 11/16/2028	280	268
3.950%, 08/16/2025	510	498
3.150%, 12/15/2024	200	193
2.250%, 07/01/2030	420	349
Republic Services
3.950%, 05/15/2028 (E)	335	318
2.500%, 08/15/2024 (E)	385	369
1.450%, 02/15/2031	1,650	1,272

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	$1,120	$998
Spirit Loyalty Cayman
8.000%, 09/20/2025 (D)	375	376
Triton Container International
2.050%, 04/15/2026 (D)	755	656
Union Pacific
4.950%, 09/09/2052	700	671
3.839%, 03/20/2060	1,030	796
3.750%, 07/15/2025	340	330
3.750%, 02/05/2070	230	168
3.375%, 02/14/2042 (E)	338	269
3.250%, 02/05/2050	480	346
2.891%, 04/06/2036	1,595	1,268
2.800%, 02/14/2032 (E)	406	350
2.375%, 05/20/2031 (E)	299	252
United Airlines
4.625%, 04/15/2029 (D)	510	444
4.375%, 04/15/2026 (D)	300	278
United Parcel Service
5.200%, 04/01/2040	240	240
United Rentals North America
4.875%, 01/15/2028 (E)	150	142
3.875%, 11/15/2027 (E)	100	93
3.875%, 02/15/2031	920	771
3.750%, 01/15/2032	300	245
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	451	411
Vertiv Group
4.125%, 11/15/2028 (D)(E)	140	119
XPO Logistics
6.250%, 05/01/2025 (D)	32	32

		85,907

Information Technology — 2.0%
Advanced Micro Devices
3.924%, 06/01/2032 (E)	907	843
Apple
4.375%, 05/13/2045	360	333
4.250%, 02/09/2047 (E)	162	149
4.100%, 08/08/2062 (E)	1,228	1,021
3.950%, 08/08/2052	592	503
3.850%, 05/04/2043	220	190
3.250%, 08/08/2029	1,182	1,093
3.200%, 05/13/2025	64	62
3.200%, 05/11/2027	232	220
2.800%, 02/08/2061	200	127
2.650%, 05/11/2050	433	286
2.650%, 02/08/2051	192	127
2.450%, 08/04/2026	1,410	1,308
2.400%, 08/20/2050	36	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.375%, 02/08/2041	$229	$162
1.400%, 08/05/2028 (E)	580	491
1.125%, 05/11/2025	1,110	1,022
Broadcom
4.926%, 05/15/2037 (D)	947	826
4.150%, 11/15/2030	702	629
4.150%, 04/15/2032 (D)	423	371
3.469%, 04/15/2034 (D)	628	501
3.419%, 04/15/2033 (D)	1,868	1,498
3.187%, 11/15/2036 (D)	10	7
3.150%, 11/15/2025 (E)	368	349
3.137%, 11/15/2035 (D)	1,960	1,441
2.600%, 02/15/2033 (D)	1,312	985
2.450%, 02/15/2031 (D)	492	387
CommScope
6.000%, 03/01/2026 (D)	200	185
4.750%, 09/01/2029 (D)	140	113
Corning
5.450%, 11/15/2079	570	492
Dell International
6.100%, 07/15/2027 (E)	286	294
6.020%, 06/15/2026	39	40
3.450%, 12/15/2051 (D)(E)	179	110
3.375%, 12/15/2041 (D)	698	467
Global Payments
4.450%, 06/01/2028	1,845	1,717
Intel
5.050%, 08/05/2062 (E)	295	259
4.900%, 08/05/2052 (E)	680	602
4.750%, 03/25/2050 (E)	170	148
3.700%, 07/29/2025 (E)	223	217
3.250%, 11/15/2049 (E)	380	259
3.050%, 08/12/2051	270	175
2.800%, 08/12/2041 (E)	735	513
1.600%, 08/12/2028 (E)	540	459
International Business Machines
3.000%, 05/15/2024	1,510	1,469
KLA
4.950%, 07/15/2052 (E)	262	243
3.300%, 03/01/2050 (E)	257	186
Kyndryl Holdings
2.050%, 10/15/2026	1,350	1,101
Lenovo Group
6.536%, 07/27/2032 (D)	585	566
Marvell Technology
1.650%, 04/15/2026 (E)	1,030	910
Mastercard
3.850%, 03/26/2050	80	67
3.375%, 04/01/2024 (E)	80	79
Microsoft
4.100%, 02/06/2037 (E)	251	237
3.625%, 12/15/2023 (E)	89	88

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 02/12/2035	$156	$141
3.450%, 08/08/2036	565	500
3.300%, 02/06/2027 (E)	1,550	1,494
3.041%, 03/17/2062	199	137
2.921%, 03/17/2052	365	258
2.875%, 02/06/2024 (E)	1,010	992
2.700%, 02/12/2025	250	240
2.525%, 06/01/2050	546	359
2.400%, 08/08/2026	1,410	1,315
2.375%, 05/01/2023 (E)	20	20
NVIDIA
3.700%, 04/01/2060	310	229
3.500%, 04/01/2040 (E)	430	348
3.500%, 04/01/2050 (E)	1,200	906
2.850%, 04/01/2030	1,000	872
NXP BV
4.400%, 06/01/2027	340	326
3.400%, 05/01/2030	391	338
3.250%, 05/11/2041	308	215
2.700%, 05/01/2025	280	264
2.650%, 02/15/2032	581	455
Open Text Holdings
4.125%, 02/15/2030 (D)	20	16
4.125%, 12/01/2031 (D)(E)	30	23
Oracle
6.900%, 11/09/2052	1,734	1,855
4.375%, 05/15/2055 (E)	190	144
4.000%, 07/15/2046	546	398
3.950%, 03/25/2051 (E)	2,930	2,087
3.900%, 05/15/2035	1,720	1,438
3.800%, 11/15/2037	2,255	1,785
3.650%, 03/25/2041	800	591
3.600%, 04/01/2040	915	671
3.600%, 04/01/2050	1,150	774
2.950%, 11/15/2024 (E)	315	303
2.950%, 04/01/2030	860	733
2.875%, 03/25/2031	1,320	1,094
1.650%, 03/25/2026	1,030	922
PayPal Holdings
2.300%, 06/01/2030	2,845	2,337
1.650%, 06/01/2025	400	371
Prosus
3.832%, 02/08/2051 (D)	320	193
Prosus MTN
4.027%, 08/03/2050 (D)	730	455
3.061%, 07/13/2031 (D)	2,100	1,619
QUALCOMM
6.000%, 05/20/2053	708	752
4.500%, 05/20/2052 (E)	463	405
Roper Technologies
1.000%, 09/15/2025	420	376

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Salesforce
3.700%, 04/11/2028	$670	$643
3.250%, 04/11/2023	480	478
Sprint
7.875%, 09/15/2023	110	112
Sprint Capital
8.750%, 03/15/2032	590	702
Tencent Holdings MTN
3.975%, 04/11/2029 (D)	600	553
3.840%, 04/22/2051 (D)	1,225	868
3.680%, 04/22/2041 (D)	680	500
Texas Instruments
4.150%, 05/15/2048 (E)	300	265
1.750%, 05/04/2030	290	238
TSMC Arizona
1.750%, 10/25/2026 (E)	1,300	1,160
TSMC Global
1.375%, 09/28/2030 (D)	1,365	1,047
Visa
4.300%, 12/14/2045	690	630
3.650%, 09/15/2047	235	192
3.150%, 12/14/2025 (E)	1,410	1,359
VMware
4.700%, 05/15/2030	565	526
1.400%, 08/15/2026	912	795
1.000%, 08/15/2024	977	909
0.600%, 08/15/2023 (E)	1,376	1,340
Vontier
2.950%, 04/01/2031	425	307
1.800%, 04/01/2026	495	418
Workday
3.800%, 04/01/2032	1,370	1,209
3.700%, 04/01/2029	300	275
3.500%, 04/01/2027	180	168
Xilinx
2.375%, 06/01/2030	241	203

		69,597

Materials — 0.9%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,294
Anglo American Capital
4.750%, 04/10/2027 (D)	720	696
4.750%, 03/16/2052 (D)(E)	746	619
4.000%, 09/11/2027 (D)	200	188
3.875%, 03/16/2029 (D)	679	610
3.625%, 09/11/2024 (D)	710	687
ArcelorMittal
7.000%, 10/15/2039 (E)	120	122
Ball
3.125%, 09/15/2031	370	297

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barrick North America Finance
5.750%, 05/01/2043	$290	$293
5.700%, 05/30/2041	509	511
Berry Global
1.650%, 01/15/2027	2,985	2,553
BHP Billiton Finance USA
5.000%, 09/30/2043 (E)	410	397
4.125%, 02/24/2042	40	35
Celanese US Holdings
6.379%, 07/15/2032 (E)	880	837
6.330%, 07/15/2029 (E)	990	962
6.050%, 03/15/2025 (E)	2,425	2,416
Dow Chemical
7.375%, 11/01/2029	712	791
6.900%, 05/15/2053 (E)	295	320
5.250%, 11/15/2041 (E)	25	23
4.800%, 05/15/2049	360	304
DuPont de Nemours
4.493%, 11/15/2025	830	816
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (D)	480	459
First Quantum Minerals
6.875%, 10/15/2027 (D)(E)	220	206
Freeport-McMoRan
5.450%, 03/15/2043	785	708
5.250%, 09/01/2029 (E)	876	845
4.625%, 08/01/2030	180	168
4.550%, 11/14/2024 (E)	40	39
3.875%, 03/15/2023	20	20
Glencore Finance Canada
6.900%, 11/15/2037 (D)	324	341
6.000%, 11/15/2041 (D)	36	34
Glencore Funding
4.875%, 03/12/2029 (D)(E)	250	240
4.125%, 05/30/2023 (D)	200	199
4.125%, 03/12/2024 (D)	1,340	1,319
4.000%, 03/27/2027 (D)	1,200	1,133
3.875%, 10/27/2027 (D)(E)	220	205
Hudbay Minerals
6.125%, 04/01/2029 (D)	20	18
Industrias Penoles
4.150%, 09/12/2029 (D)	1,005	928
International Flavors & Fragrances
5.000%, 09/26/2048 (E)	1,505	1,278
1.230%, 10/01/2025 (D)(E)	1,835	1,621
OCP
5.125%, 06/23/2051 (D)(E)	360	272
4.500%, 10/22/2025 (D)	400	389
3.750%, 06/23/2031 (D)(E)	410	343
Orbia Advance
2.875%, 05/11/2031 (D)	780	609
1.875%, 05/11/2026 (D)	820	708

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rohm and Haas
7.850%, 07/15/2029	$389	$435
Sealed Air
1.573%, 10/15/2026 (D)(E)	425	367
Southern Copper
5.250%, 11/08/2042 (E)	2,220	2,118
Suzano Austria GmbH
3.750%, 01/15/2031	1,400	1,175
3.125%, 01/15/2032	70	55
Teck Resources
6.250%, 07/15/2041	5	5
6.000%, 08/15/2040	30	29
Vale Overseas
6.875%, 11/21/2036	874	922
6.250%, 08/10/2026	32	33

		32,992

Real Estate — 1.0%
Agree
2.600%, 06/15/2033	135	102
2.000%, 06/15/2028	588	481
American Assets Trust
3.375%, 02/01/2031 (E)	1,370	1,087
American Homes 4 Rent
4.300%, 04/15/2052	243	178
3.625%, 04/15/2032	3,117	2,622
American Tower
3.650%, 03/15/2027	416	389
2.700%, 04/15/2031	224	182
1.875%, 10/15/2030	1,430	1,103
AvalonBay Communities MTN
2.450%, 01/15/2031	1,155	955
Boston Properties
3.400%, 06/21/2029	720	620
Brandywine Operating Partnership
3.950%, 11/15/2027	17	14
Brixmor Operating Partnership
2.500%, 08/16/2031	328	251
Camden Property Trust
2.800%, 05/15/2030 (E)	265	228
Crown Castle
4.000%, 03/01/2027	142	135
3.300%, 07/01/2030	486	425
2.900%, 03/15/2027	922	839
2.900%, 04/01/2041	517	354
2.100%, 04/01/2031	123	97
1.050%, 07/15/2026	844	729
CubeSmart
2.250%, 12/15/2028	844	696
Equinix
3.900%, 04/15/2032	1,715	1,524

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Essential Properties
2.950%, 07/15/2031	$1,290	$938
Essex Portfolio
2.550%, 06/15/2031	279	220
1.700%, 03/01/2028 (E)	709	590
Extra Space Storage
3.900%, 04/01/2029	226	202
2.550%, 06/01/2031	735	575
2.350%, 03/15/2032	292	221
GLP Capital
5.375%, 04/15/2026 (E)	2,710	2,659
5.300%, 01/15/2029	1,468	1,389
5.250%, 06/01/2025	775	762
4.000%, 01/15/2030	241	211
3.350%, 09/01/2024	5	5
Healthcare Realty Holdings
3.100%, 02/15/2030	1,645	1,373
2.050%, 03/15/2031	98	72
Hudson Pacific Properties
4.650%, 04/01/2029 (E)	580	495
3.950%, 11/01/2027	1,246	1,060
Invitation Homes Operating Partnership
4.150%, 04/15/2032	1,575	1,378
Mid-America Apartments
4.300%, 10/15/2023	278	276
4.000%, 11/15/2025	332	323
3.950%, 03/15/2029	272	255
MPT Operating Partnership
5.000%, 10/15/2027 (E)	90	76
4.625%, 08/01/2029 (E)	60	46
3.500%, 03/15/2031 (E)	400	274
Realty Income
5.625%, 10/13/2032	860	873
3.650%, 01/15/2028	304	284
2.850%, 12/15/2032	392	318
2.200%, 06/15/2028	290	248
Regency Centers
2.950%, 09/15/2029	742	623
Rexford Industrial Realty
2.150%, 09/01/2031	147	113
Sabra Health Care
3.900%, 10/15/2029 (E)	715	598
Simon Property Group
2.450%, 09/13/2029	1,020	852
STORE Capital
4.625%, 03/15/2029	345	309
4.500%, 03/15/2028	724	653
2.750%, 11/18/2030	479	368
2.700%, 12/01/2031	188	138
Sun Communities Operating
4.200%, 04/15/2032 (E)	542	477
2.300%, 11/01/2028	271	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VICI Properties
5.750%, 02/01/2027 (D)	$445	$434
5.625%, 05/15/2052	627	555
5.125%, 05/15/2032	1,285	1,190
4.625%, 06/15/2025 (D)	100	96
4.500%, 09/01/2026 (D)	375	353
4.500%, 01/15/2028 (D)	200	183
3.875%, 02/15/2029 (D)	705	618
3.750%, 02/15/2027 (D)	75	68
Welltower
4.500%, 01/15/2024 (E)	102	101

		36,089

Utilities — 1.8%
AEP Texas
6.650%, 02/15/2033	500	518
AES
1.375%, 01/15/2026 (E)	318	282
Alabama Power
3.700%, 12/01/2047	965	735
American Transmission Systems
2.650%, 01/15/2032 (D)	1,415	1,161
Baltimore Gas and Electric
2.250%, 06/15/2031	420	340
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	694
Boston Gas
4.487%, 02/15/2042 (D)	35	29
CenterPoint Energy Houston Electric
3.600%, 03/01/2052	310	238
Cleco Power
6.000%, 12/01/2040	700	660
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)(E)	270	204
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,306
4.450%, 03/15/2044	1,120	961
3.950%, 04/01/2050	130	102
3.350%, 04/01/2030 (E)	180	162
Consumers Energy
2.650%, 08/15/2052	188	118
2.500%, 05/01/2060	240	134
Dominion Energy
5.375%, 11/15/2032	925	917
3.071%, 08/15/2024 (C)	980	944
DTE Electric
3.650%, 03/01/2052 (E)	224	173
2.950%, 03/01/2050	490	332
DTE Energy
2.529%, 10/01/2024 (C)	830	793
1.050%, 06/01/2025	1,746	1,581

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy
4.300%, 03/15/2028	$738	$710
3.750%, 09/01/2046 (E)	87	65
3.500%, 06/15/2051 (E)	87	60
3.150%, 08/15/2027	280	258
2.550%, 06/15/2031 (E)	307	250
0.900%, 09/15/2025	705	630
Duke Energy Carolinas
4.250%, 12/15/2041	628	542
4.000%, 09/30/2042	1,000	827
3.550%, 03/15/2052	379	283
2.850%, 03/15/2032	521	441
2.550%, 04/15/2031	285	238
Duke Energy Florida
3.200%, 01/15/2027 (E)	1,080	1,020
2.400%, 12/15/2031	418	341
Duke Energy Indiana
4.200%, 03/15/2042	30	24
2.750%, 04/01/2050	280	176
Duke Energy Progress
4.100%, 05/15/2042 (E)	425	357
2.500%, 08/15/2050	423	254
EDP Finance BV
6.300%, 10/11/2027 (D)(E)	346	355
Enel Finance International
6.800%, 10/14/2025 (D)(E)	480	493
Entergy Arkansas
2.650%, 06/15/2051	378	228
Essential Utilities
4.276%, 05/01/2049	1,450	1,168
Evergy Metro
5.300%, 10/01/2041	100	95
Eversource Energy
3.375%, 03/01/2032 (E)	105	91
2.900%, 10/01/2024	1,610	1,552
1.650%, 08/15/2030	477	371
1.400%, 08/15/2026	238	209
Exelon
5.625%, 06/15/2035 (E)	760	770
FirstEnergy
4.400%, 07/15/2027	940	874
1.600%, 01/15/2026	180	159
FirstEnergy Transmission
5.450%, 07/15/2044 (D)	35	33
Florida Power & Light
3.950%, 03/01/2048	370	305
Indiana Michigan Power
4.550%, 03/15/2046	325	272
ITC Holdings
4.050%, 07/01/2023	1,152	1,142
Jersey Central Power & Light
4.700%, 04/01/2024 (D)(E)	700	690

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 03/01/2032 (D)	$1,536	$1,240
KeySpan Gas East
3.586%, 01/18/2052 (D)	2,295	1,520
2.742%, 08/15/2026 (D)	1,025	916
Metropolitan Edison
4.300%, 01/15/2029 (D)	493	463
3.500%, 03/15/2023 (D)	2,775	2,766
MidAmerican Energy
4.800%, 09/15/2043	830	773
2.700%, 08/01/2052	364	233
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (D)	162	152
Mississippi Power
4.250%, 03/15/2042	193	157
3.950%, 03/30/2028	503	472
3.100%, 07/30/2051	503	320
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	275	258
NextEra Energy Capital Holdings
4.625%, 07/15/2027	550	541
0.650%, 03/01/2023 (E)	2,435	2,418
NiSource
5.800%, 02/01/2042	149	139
Northern States Power
3.200%, 04/01/2052	284	202
NSTAR Electric
4.950%, 09/15/2052	148	143
4.550%, 06/01/2052	341	307
3.100%, 06/01/2051	259	178
Oncor Electric Delivery
2.750%, 05/15/2030	1,065	927
Pacific Gas and Electric
5.250%, 03/01/2052	125	102
4.950%, 07/01/2050	877	680
4.750%, 02/15/2044	141	108
4.500%, 07/01/2040	144	113
4.200%, 06/01/2041	244	181
3.950%, 12/01/2047 (E)	633	429
3.500%, 08/01/2050	130	81
3.300%, 08/01/2040 (E)	60	41
2.500%, 02/01/2031	1,595	1,238
2.100%, 08/01/2027 (E)	1,519	1,297
1.700%, 11/15/2023 (E)	1,560	1,510
PacifiCorp
5.350%, 12/01/2053	462	457
2.900%, 06/15/2052 (E)	1,330	868
PECO Energy
4.600%, 05/15/2052	1,000	899
4.150%, 10/01/2044	900	765
2.850%, 09/15/2051	506	333

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pennsylvania Electric
3.250%, 03/15/2028 (D)	$409	$367
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	500	475
Piedmont Natural Gas
5.050%, 05/15/2052	1,100	993
Public Service Electric and Gas MTN
3.700%, 05/01/2028	1,300	1,232
2.700%, 05/01/2050	229	148
2.050%, 08/01/2050	116	65
1.900%, 08/15/2031 (E)	563	448
Public Service Enterprise Group
2.450%, 11/15/2031	363	290
1.600%, 08/15/2030	323	250
Public Service of Oklahoma
3.150%, 08/15/2051	284	188
Southern California Edison
4.125%, 03/01/2048	742	592
4.050%, 03/15/2042	5	4
3.700%, 08/01/2025	99	96
Southern California Gas
2.550%, 02/01/2030	900	766
Southern Gas Capital
5.875%, 03/15/2041 (E)	700	695
4.400%, 05/30/2047	500	396
Southwestern Electric Power
1.650%, 03/15/2026	1,575	1,408
Southwestern Public Service
3.750%, 06/15/2049	845	647
Texas Electric Market Stabilization Funding N
4.265%, 08/01/2034 (D)(E)	2,750	2,610
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (D)(E)	198	191
Virginia Electric & Power
4.650%, 08/15/2043	585	514
Virginia Electric and Power
4.625%, 05/15/2052 (E)	315	275
2.950%, 11/15/2051	420	276
Vistra Operations
4.300%, 07/15/2029 (D)(E)	1,590	1,432
WEC Energy Group
0.800%, 03/15/2024	595	564
Wisconsin Electric Power
4.750%, 09/30/2032	421	413

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.700%, 06/15/2028 (E)	$255	$217

		66,446

Total Corporate Obligations
(Cost $1,262,186) ($ Thousands)		1,121,091

U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury Bills
4.657%, 06/01/2023 (H)	2,660	2,610
4.558%, 05/11/2023 (H)	7,040	6,926
4.545%, 05/25/2023 (H)	12,555	12,332
4.541%, 05/18/2023 (H)	12,160	11,954
4.465%, 03/28/2023 (H)	8,490	8,407
4.332%, 03/02/2023 (H)	2,620	2,602
4.265%, 02/23/2023 (H)	8,660	8,608
4.164%, 02/09/2023 (H)	18,385	18,312
4.106%, 01/31/2023 (H)	3,630	3,619
3.962%, 01/03/2023 (H)	3,550	3,550
3.721%, 03/16/2023 (H)	10,470	10,383
U.S. Treasury Bonds
5.250%, 11/15/2028	1,932	2,047
5.250%, 02/15/2029	1,506	1,599
4.000%, 11/15/2042	5,990	5,865
4.000%, 11/15/2052	26,124	26,161
3.625%, 08/15/2043	240	221
3.375%, 08/15/2042	30	27
3.375%, 11/15/2048	1,080	952
3.250%, 05/15/2042	4,020	3,524
3.000%, 08/15/2052	22,874	18,846
2.875%, 05/15/2052	10,041	8,045
2.375%, 02/15/2042	39,155	29,895
2.375%, 05/15/2051	9,300	6,672
2.250%, 05/15/2041	500	376
2.250%, 02/15/2052	30,779	21,403
2.000%, 11/15/2041	97,372	69,526
2.000%, 02/15/2050	4,840	3,197
2.000%, 08/15/2051	13,091	8,572
1.875%, 02/15/2041	1,382	977
1.875%, 02/15/2051	11,440	7,271
1.875%, 11/15/2051	9,297	5,888
1.750%, 08/15/2041	58,729	40,190
1.625%, 11/15/2050	10,924	6,500
1.375%, 11/15/2040	26,096	16,965
1.375%, 08/15/2050	37,580	20,882
1.250%, 05/15/2050	19,660	10,580
1.125%, 05/15/2040	13,102	8,200
1.125%, 08/15/2040	18,046	11,207
0.000%, 05/15/2049 (B)	5,380	1,893
U.S. Treasury Inflation Protected Securities
0.625%, 07/15/2032	1,487	1,362

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
4.500%, 11/30/2024	$66,126	$66,129
4.500%, 11/15/2025	1,035	1,041
4.375%, 10/31/2024	265	264
4.250%, 09/30/2024	887	882
4.250%, 12/31/2024	4,930	4,913
4.250%, 10/15/2025	7,770	7,764
4.125%, 09/30/2027	7,902	7,932
4.125%, 10/31/2027	25,549	25,643
4.125%, 11/15/2032	22,258	22,713
4.000%, 12/15/2025	23,236	23,087
4.000%, 10/31/2029	8,131	8,134
3.875%, 11/30/2027 (E)	52,235	51,949
3.875%, 12/31/2027	77,070	76,624
3.875%, 09/30/2029	104	103
3.875%, 11/30/2029	5,116	5,082
3.250%, 06/30/2027	7,385	7,141
3.250%, 06/30/2029	2,594	2,482
3.125%, 08/31/2029	1,316	1,249
3.000%, 06/30/2024	737	719
3.000%, 07/15/2025	8,670	8,398
2.875%, 04/30/2025	3,009	2,912
2.875%, 05/15/2032	860	793
2.750%, 04/30/2027	9,430	8,936
2.750%, 07/31/2027	1,965	1,859
2.750%, 02/15/2028	7,237	6,805
2.750%, 05/31/2029	3,582	3,328
2.750%, 08/15/2032	310	282
2.625%, 07/31/2029	18,215	16,773
2.500%, 05/15/2024	3,086	2,995
2.375%, 08/15/2024	1,533	1,479
2.250%, 11/15/2027	3,517	3,241
2.000%, 11/15/2026	5,213	4,820
1.625%, 05/15/2026	6,580	6,056
1.500%, 08/15/2026	16,140	14,711
1.500%, 01/31/2027	3,140	2,835
1.500%, 11/30/2028	2,552	2,216
1.375%, 10/31/2028	11,356	9,802
0.750%, 05/31/2026	6,938	6,188
0.375%, 11/30/2025	3,245	2,903
0.375%, 01/31/2026	7,673	6,827
0.250%, 08/31/2025	425	382

Total U.S. Treasury Obligations
(Cost $967,787) ($ Thousands)		856,538

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 9.4%
Automotive — 2.1%

Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, 11/15/2026	$828	$806
Ally Auto Receivables Trust, Ser 2022-2, Cl A4
4.870%, 04/17/2028	680	681
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 06/15/2031	336	338
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/2026	907	896
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/2026	274	265
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,140	1,119
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	840	825
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (D)	665	619
Avis Budget Rental Car Funding AESOP, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (D)	1,550	1,434
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	2,800	2,537
Avis Budget Rental Car Funding AESOP, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (D)	1,460	1,263
Avis Budget Rental Car Funding AESOP, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (D)	1,232	1,203
Avis Budget Rental Car Funding AESOP, Ser 2022-4A, Cl A
4.770%, 02/20/2029 (D)	611	590
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	1,095	1,070
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	439	428
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/15/2032 (D)	1,455	1,416
Chesapeake Funding II, Ser 2020-1A, Cl D
2.830%, 08/15/2032 (D)	205	198
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (D)	777	750

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	$575	$539
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	1,010	943
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	425	394
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A3
3.230%, 05/15/2025	1,264	1,239
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A4
3.370%, 07/15/2025	635	617
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (D)	478	428
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	2,218	2,126
Ford Credit Auto Owner Trust, Ser 2022-A, Cl A3
1.290%, 06/15/2026	436	415
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A4
4.590%, 12/15/2027	1,097	1,085
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A3
5.270%, 05/17/2027	1,570	1,586
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	307	310
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (D)	497	488
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (D)	137	137
GM Financial Automobile Leasing Trust, Ser 2022-2, Cl A4
3.540%, 05/20/2026	729	711
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	840	825
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A4
4.110%, 08/20/2026	921	902
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A3
3.100%, 02/16/2027	1,894	1,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A4
3.250%, 04/17/2028	$1,010	$965
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A4
3.710%, 12/16/2027	563	546
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	891	891
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A4
4.880%, 08/16/2028	972	975
GM Financial Revolving Receivables Trust, Ser 2022-1, Cl A
5.910%, 10/11/2035 (D)	807	822
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (D)	780	679
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/2026 (D)	2,664	2,445
Hertz Vehicle Financing III, Ser 2022-3A, Cl A
3.370%, 03/25/2025 (D)	460	448
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/2028 (D)	1,297	1,137
Hertz Vehicle Financing, Ser 2022-4A, Cl A
3.730%, 09/25/2026 (D)	363	347
Hertz Vehicle Financing, Ser 2022-5A, Cl A
3.890%, 09/25/2028 (D)	1,565	1,445
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	575	563
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A4
3.760%, 12/18/2028	419	409
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (D)	725	717
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A4
4.480%, 08/17/2026 (D)	900	888
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	566	512
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	1,061	1,014
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	361	338

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2022-C, Cl A3
5.390%, 06/15/2027	$786	$794
Hyundai Auto Receivables Trust, Ser 2022-C, Cl A4
5.520%, 10/16/2028	713	725
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (D)	111	109
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (D)	277	271
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	396	379
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	1,050	990
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	715
Nissan Auto Lease Trust, Ser 2022-A, Cl A3
3.810%, 05/15/2025	1,228	1,209
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	760	749
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	648	638
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	318	313
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	668	666
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/2026	850	827
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A2
2.120%, 10/15/2026	433	432
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	1,980	1,948
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	1,453	1,426
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	935	916

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	$773	$759
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	2,530	2,499
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	513	516
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	1,115	1,084
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (D)	440	424
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	1,360	1,244
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (D)	1,546	1,465
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A4
3.110%, 08/16/2027	753	714
Toyota Auto Receivables Owner Trust, Ser 2022-C, Cl A4
3.770%, 02/15/2028	702	679
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	389	396
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	430	421
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/2024 (D)	72	72
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (D)	401	396
World Omni Auto Receivables Trust, Ser 2022-C, Cl A3
3.660%, 10/15/2027	645	627
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	1,435	1,455
World Omni Automobile Lease Securitization Trust, Ser 2022-A, Cl A3
3.210%, 02/18/2025	710	695
World Omni Automobile Lease Securitization Trust, Ser 2022-A, Cl A4
3.340%, 06/15/2027	418	407
		73,118

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.8%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	$785	$762
American Express Credit Account Master Trust, Ser 2022-3, Cl A
3.750%, 08/15/2027	3,497	3,419
American Express Credit Account Master Trust, Ser 2022-4, Cl A
4.950%, 10/15/2027	1,101	1,109
BA Credit Card Trust, Ser 2022-A1, Cl A1
3.530%, 11/15/2027	1,315	1,279
BA Credit Card Trust, Ser 2022-A2, Cl A2
5.000%, 04/17/2028	930	939
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	1,036	864
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	931	905
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A
4.950%, 10/15/2027	3,291	3,316
Chase Issuance Trust, Ser 2022-A1, Cl A
3.970%, 09/15/2027	284	278
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
5.062%, ICE LIBOR USD 1 Month + 0.770%, 05/14/2029 (A)	2,340	2,296
Discover Card Execution Note Trust, Ser 2022-A3, Cl A3
3.560%, 07/15/2027	3,577	3,472
Discover Card Execution Note Trust, Ser 2022-A4, Cl A
5.030%, 10/15/2027	3,160	3,191
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (D)	1,940	1,909
Master Credit Card Trust, Ser 2022-4A, Cl B
6.240%, 04/21/2029 (D)	700	705
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl B
3.200%, 09/21/2026 (D)	580	531
Synchrony Card Funding, Ser 2022-A1, Cl A
3.370%, 04/15/2028	1,137	1,097
Synchrony Card Funding, Ser 2022-A2, Cl A
3.860%, 07/15/2028	935	912
		26,984

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.2%

Aegis Asset-Backed Securities Mortgage Pass Through Certificates, Ser 2003-3, Cl M1
5.439%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2034 (A)	$505	$485
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
5.364%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (A)	152	151
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE10, Cl M1
4.991%, ICE LIBOR USD 1 Month + 0.975%, 12/25/2034 (A)	225	220
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
4.871%, ICE LIBOR USD 1 Month + 0.855%, 08/25/2034 (A)	2,599	2,475
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl M1
4.824%, ICE LIBOR USD 1 Month + 0.435%, 08/25/2036 (A)	1,328	1,320
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
4.669%, ICE LIBOR USD 1 Month + 0.280%, 05/25/2037 (A)	5,500	4,187
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
5.064%, ICE LIBOR USD 1 Month + 0.675%, 12/25/2034 (A)	221	213
		9,051

Non-Agency Mortgage-Backed Obligations — 0.1%

BANK 2022, Ser BNK44, Cl A5
5.746%, 11/15/2055 (A)	703	732
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055 (A)	973	1,018
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	346	330
		2,080

Other Asset-Backed Securities — 6.2%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
5.489%, ICE LIBOR USD 1 Month + 1.100%, 12/27/2044 (A)(D)	1,002	984
ACRES Commercial Realty, Ser 2021-FL1, Cl A
5.526%, ICE LIBOR USD 1 Month + 1.200%, 06/15/2036 (A)(D)	1,760	1,708

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AIG CLO, Ser 2021-1A, Cl A1R
5.363%, ICE LIBOR USD 3 Month + 1.120%, 04/20/2032 (A)(D)	$3,400	$3,345
Aligned Data Centers Issuer, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (D)	70	68
American Homes 4 Rent Trust, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	1,882	1,792
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
5.375%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (A)(D)	2,808	2,778
Antares CLO, Ser 2021-1A, Cl A1R
5.785%, ICE LIBOR USD 3 Month + 1.460%, 10/23/2033 (A)(D)	1,400	1,336
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (D)	1,851	1,819
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (D)	955	873
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
5.388%, ICE LIBOR USD 1 Month + 1.070%, 08/15/2034 (A)(D)	3,213	3,056
Barings CLO, Ser 2017-IA, Cl AR
5.043%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (A)(D)	774	768
Brazos Higher Education Authority, Ser 2010-1, Cl A2
5.899%, ICE LIBOR USD 3 Month + 1.200%, 02/25/2035 (A)	3,015	2,995
Brazos Higher Education Authority, Ser 2011-2, Cl A3
5.358%, ICE LIBOR USD 3 Month + 1.000%, 10/27/2036 (A)	1,967	1,948
CARLYLE US CLO, Ser 2021-1A, Cl A2R
5.893%, ICE LIBOR USD 3 Month + 1.650%, 07/20/2034 (A)(D)	1,560	1,502
Cedar Funding XII CLO, Ser 2021-12A, Cl BR
5.958%, ICE LIBOR USD 3 Month + 1.600%, 10/25/2034 (A)(D)	3,000	2,874
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.853%, 11/25/2034 (C)	24	23
CIFC Funding, Ser 2021-7A, Cl A1
5.455%, ICE LIBOR USD 3 Month + 1.130%, 01/23/2035 (A)(D)	3,500	3,372
CIT Education Loan Trust, Ser 2007-1, Cl A
4.814%, ICE LIBOR USD 3 Month + 0.090%, 03/25/2042 (A)(D)	827	789
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.961%, 03/25/2037 (C)	673	654

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage LoanTrust, Ser 2021-INV2, Cl A3A
2.500%, 05/25/2051 (A)(D)	$2	$1
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	1,360	1,314
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,255	1,258
College Ave Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	769	656
College Avenue Student Loans, Ser 2017-A, Cl A1
6.039%, ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (A)(D)	346	339
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	221	206
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	434	389
College Avenue Student Loans, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (D)	550	472
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	363	302
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
4.889%, ICE LIBOR USD 1 Month + 0.500%, 10/25/2034 (A)	302	283
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
4.929%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2034 (A)	213	200
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
5.189%, ICE LIBOR USD 1 Month + 0.800%, 10/25/2047 (A)	1,155	1,074
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
4.458%, ICE LIBOR USD 1 Month + 0.140%, 07/15/2036 (A)	194	177
CSEMC, Ser 2020-1, Cl A
7.252%, 08/09/2024	1,256	1,228
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (D)	1,124	1,018
DLLST, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (D)	2,440	2,373
Dryden 77 CLO, Ser 2021-77A, Cl BR
6.325%, ICE LIBOR USD 3 Month + 1.650%, 05/20/2034 (A)(D)	1,475	1,411

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
4.979%, ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (A)(D)	$1,036	$1,024
Educational Funding of the South, Ser 2011-1, Cl A2
5.008%, ICE LIBOR USD 3 Month + 0.650%, 04/25/2035 (A)	485	483
Educational Funding, Ser 2006-1A, Cl A3
4.708%, ICE LIBOR USD 3 Month + 0.350%, 04/25/2033 (A)(D)	1,600	1,172
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	678	658
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
5.389%, ICE LIBOR USD 1 Month + 1.000%, 08/25/2034 (A)	283	264
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (D)	3,388	3,002
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	199	185
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,746
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.049%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2036 (A)	4,564	4,206
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	266	258
GoldenTree Loan Opportunities IX, Ser 2018-9A, Cl AR2
5.525%, ICE LIBOR USD 3 Month + 1.110%, 10/29/2029 (A)(D)	2,828	2,803
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048 (D)	893	681
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A3
5.080%, 09/15/2026 (D)	750	747
GSAMP Trust, Ser 2003-SEA, Cl A1
5.189%, ICE LIBOR USD 1 Month + 0.800%, 02/25/2033 (A)	350	337
GSAMP Trust, Ser 2006-HE3, Cl A2D
4.889%, ICE LIBOR USD 1 Month + 0.500%, 05/25/2046 (A)	4,600	4,294
Higher Education Funding, Ser 2014-1, Cl A
5.807%, ICE LIBOR USD 3 Month + 1.050%, 05/25/2034 (A)(D)	275	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	$1,240	$1,081
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	556	522
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (D)	1,475	1,285
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (D)	2,073	1,944
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (D)	820	711
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	718	642
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	983	849
LCM XXI, Ser 2018-21A, Cl AR
5.123%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (A)(D)	304	302
LMREC, Ser 2019-CRE3, Cl A
5.786%, ICE LIBOR USD 1 Month + 1.400%, 12/22/2035 (A)(D)	2,899	2,853
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (D)	1,005	806
Magnetite VII, Ser 2018-7A, Cl A1R2
4.879%, ICE LIBOR USD 3 Month + 0.800%, 01/15/2028 (A)(D)	912	899
MF1, Ser 2020-FL4, Cl A
6.150%, TSFR1M + 1.814%, 11/15/2035 (A)(D)	710	698
MF1, Ser 2021-FL7, Cl A
5.419%, ICE LIBOR USD 1 Month + 1.080%, 10/16/2036 (A)(D)	4,115	3,934
MF1, Ser 2022-FL10, Cl A
6.956%, TSFR1M + 2.635%, 09/17/2037 (A)(D)	675	671
MF1, Ser 2022-FL8, Cl A
5.176%, SOFR30A + 1.350%, 02/19/2037 (A)(D)	2,380	2,282
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064 (A)(D)	298	242
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,052	1,012
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.060%, 02/26/2029 (A)(D)	812	755
MVW, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (D)	537	490

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	$267	$242
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
5.918%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (A)(D)	457	452
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
6.468%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (A)(D)	243	245
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	261	253
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (D)	25	25
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	36	35
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	1,472	1,408
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	581	555
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	883	834
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	1,162	1,058
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	1,756	1,625
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (D)	403	366
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	155	139
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	692	614
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (D)	747	670
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	99	86
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	803	678

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	$1,344	$1,142
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	2,319	1,943
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	958	807
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	365	309
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	1,255	1,089
Navient Student Loan Trust, Ser 2014-1, Cl A3
4.899%, ICE LIBOR USD 1 Month + 0.510%, 06/25/2031 (A)	2,050	1,976
Navient Student Loan Trust, Ser 2014-3, Cl A
5.009%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (A)	1,866	1,805
Navient Student Loan Trust, Ser 2014-4, Cl A
5.009%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (A)	1,247	1,214
Navient Student Loan Trust, Ser 2016-2A, Cl A3
5.889%, ICE LIBOR USD 1 Month + 1.500%, 06/25/2065 (A)(D)	1,130	1,120
Navient Student Loan Trust, Ser 2017-1A, Cl A3
5.539%, ICE LIBOR USD 1 Month + 1.150%, 07/26/2066 (A)(D)	838	823
Navient Student Loan Trust, Ser 2017-3A, Cl A3
5.439%, ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (A)(D)	2,881	2,790
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	1,202	1,136
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	431	359
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	1,046	903
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
4.538%, ICE LIBOR USD 3 Month + 0.180%, 10/27/2036 (A)	395	384

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.518%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2037 (A)	$628	$614
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.468%, ICE LIBOR USD 3 Month + 0.110%, 10/25/2033 (A)	2,242	2,163
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.853%, ICE LIBOR USD 3 Month + 0.100%, 03/23/2037 (A)	1,795	1,741
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.873%, ICE LIBOR USD 3 Month + 0.120%, 12/24/2035 (A)	1,791	1,735
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
4.933%, ICE LIBOR USD 3 Month + 0.180%, 03/22/2032 (A)	294	285
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
5.239%, ICE LIBOR USD 1 Month + 0.850%, 07/27/2037 (A)(D)	950	909
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
5.339%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (A)(D)	2,155	2,097
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (D)	700	610
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)	482	426
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	944	838
Neuberger Berman CLO XVII, Ser 2020-17A, Cl AR2
5.355%, ICE LIBOR USD 3 Month + 1.030%, 04/22/2029 (A)(D)	347	342
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (D)	3,245	2,666
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (D)	1,079	958
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
5.029%, ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (A)(D)	3,183	3,148

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (D)	$404	$382
Origen Manufactured Housing Contract Trust, Ser 2006-A, Cl A2
5.400%, 10/15/2037 (A)	559	507
Pawneee Equipment Receivables, Ser 2021-1, Cl A2
1.100%, 07/15/2027 (D)	790	757
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.410%, 08/25/2035 (A)(D)	12	10
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (D)	1,059	1,002
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (D)	880	833
Progress Residential Trust, Ser 2021-SFR11, Cl A
2.283%, 01/17/2039 (D)	698	576
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (D)	2,382	2,084
RAMP Trust, Ser 2006-RZ3, Cl M1
4.739%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036 (A)	3,270	3,143
Rockford Tower CLO, Ser 2021-2A, Cl AR
5.775%, ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (A)(D)	3,150	3,065
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	656	620
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	863	784
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	455	443
Sequoia Infrastructure Funding I Ltd., Ser 2021-1A, Cl A
5.479%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(D)	554	550
Sierra Timeshare Receivables Funding, Ser 2018-3A, Cl B
3.870%, 09/20/2035 (D)	489	479
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (D)	392	359

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
5.099%, ICE LIBOR USD 3 Month + 0.330%, 03/15/2024 (A)	$89	$89
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
5.079%, ICE LIBOR USD 3 Month + 0.310%, 12/15/2038 (A)	972	926
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.969%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (A)(D)	1,583	1,552
SLM Student Loan Trust, Ser 2005-4, Cl A4
4.528%, ICE LIBOR USD 3 Month + 0.170%, 07/25/2040 (A)	3,000	2,812
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.518%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2041 (A)	2,016	1,889
SLM Student Loan Trust, Ser 2007-7, Cl B
5.108%, ICE LIBOR USD 3 Month + 0.750%, 10/27/2070 (A)	1,050	910
SLM Student Loan Trust, Ser 2008-2, Cl B
5.558%, ICE LIBOR USD 3 Month + 1.200%, 01/25/2083 (A)	685	526
SLM Student Loan Trust, Ser 2008-3, Cl B
5.558%, ICE LIBOR USD 3 Month + 1.200%, 04/26/2083 (A)	685	620
SLM Student Loan Trust, Ser 2008-4, Cl A4
6.008%, ICE LIBOR USD 3 Month + 1.650%, 07/25/2022 (A)	489	488
SLM Student Loan Trust, Ser 2008-4, Cl B
6.208%, ICE LIBOR USD 3 Month + 1.850%, 04/25/2073 (A)	685	657
SLM Student Loan Trust, Ser 2008-5, Cl A4
6.058%, ICE LIBOR USD 3 Month + 1.700%, 07/25/2023 (A)	82	81
SLM Student Loan Trust, Ser 2008-5, Cl B
6.208%, ICE LIBOR USD 3 Month + 1.850%, 07/25/2073 (A)	685	647
SLM Student Loan Trust, Ser 2008-6, Cl A4
5.458%, ICE LIBOR USD 3 Month + 1.100%, 07/25/2023 (A)	2,540	2,458
SLM Student Loan Trust, Ser 2008-6, Cl B
6.208%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (A)	685	621
SLM Student Loan Trust, Ser 2008-7, Cl B
6.208%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (A)	685	676
SLM Student Loan Trust, Ser 2008-8, Cl B
6.608%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2075 (A)	685	658

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-9, Cl A
5.858%, ICE LIBOR USD 3 Month + 1.500%, 04/25/2023 (A)	$1,028	$1,018
SLM Student Loan Trust, Ser 2008-9, Cl B
6.608%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2083 (A)	685	637
SLM Student Loan Trust, Ser 2009-3, Cl A
5.139%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2045 (A)(D)	408	393
SLM Student Loan Trust, Ser 2021-10A, Cl A4
5.439%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (A)(D)	841	814
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	221	211
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
5.768%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (A)(D)	191	190
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
5.418%, ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (A)(D)	203	203
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (D)	341	320
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (D)	1,336	1,271
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (D)	526	464
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	831	738
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (D)	2,293	2,026
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	489	427
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	1,860	1,596
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,434	1,280
SMB Private Education Loan Trust, Ser 2021-C, Cl A2
5.118%, ICE LIBOR USD 1 Month + 0.800%, 01/15/2053 (A)(D)	1,255	1,196

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	$2,167	$1,898
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	1,014	915
SMB Private Education Loan Trust, Ser 2022-C, Cl A1A
4.480%, 05/16/2050 (D)	571	546
SMB Private Education Loan Trust, Ser 2022-D, Cl A1B
5.607%, SOFR30A + 1.800%, 10/15/2058 (A)(D)	793	786
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	99	89
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (D)	740	587
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	756	622
South Carolina Student Loan, Ser 2015-A, Cl A
5.889%, ICE LIBOR USD 1 Month + 1.500%, 01/25/2036 (A)	896	893
Southwick Park CLO, Ser 2021-4A, Cl A1R
5.303%, ICE LIBOR USD 3 Month + 1.060%, 07/20/2032 (A)(D)	2,610	2,563
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (D)	1,355	1,206
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A1
2.120%, 06/20/2051 (D)	1,489	1,235
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.939%, ICE LIBOR USD 1 Month + 0.550%, 09/25/2034 (A)	348	328
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.809%, ICE LIBOR USD 1 Month + 0.420%, 02/25/2037 (A)	2,391	2,297
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	4	3
STWD, Ser 2019-FL1, Cl A
5.520%, TSFR1M + 1.194%, 07/15/2038 (A)(D)	293	290
Sunrun Vulcan Issuer, Ser 2021-1A, Cl A
2.460%, 01/30/2052 (D)	683	554

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	$1,186	$1,184
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(D)	606	575
Trestles CLO IV, Ser 2021-4A, Cl B1
5.978%, ICE LIBOR USD 3 Month + 1.700%, 07/21/2034 (A)(D)	3,445	3,318
Triton Container Finance VIII, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (D)	419	358
TRTX Issuer, Ser 2019-FL3, Cl A
5.590%, TSFR1M + 1.264%, 10/15/2034 (A)(D)	491	490
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	163	150
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	301	263
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	500	474
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	721	689
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	4,873	4,646
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	2,785	2,625
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/15/2043 (D)	3,345	3,263
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	610	570
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028 (C)	1,298	1,257
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029 (C)	1,144	1,108
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.679%, ICE LIBOR USD 1 Month + 0.290%, 07/25/2036 (A)	5,188	5,062

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
5.589%, ICE LIBOR USD 3 Month + 1.510%, 07/16/2031 (A)(D)		$1,000	$990
			220,937

Total Asset-Backed Securities
(Cost $347,308) ($ Thousands)			332,170

SOVEREIGN DEBT — 1.4%

Argentine Republic Government International Bond
3.500%, 07/09/2041(C)		1,460	412
1.500%, 07/09/2035(C)		335	85
1.000%, 07/09/2029		203	54
0.500%, 07/09/2030(C)		1,216	328
Bermuda Government International Bond
5.000%, 07/15/2032(D)		339	337
Brazilian Government International Bond
5.000%, 01/27/2045		3,400	2,518
4.750%, 01/14/2050		1,300	910
4.625%, 01/13/2028(E)		2,890	2,767
2.625%, 01/05/2023		200	200
Buenos Aires Government International Bond MTN
5.250%, 09/01/2037(C)(D)		2,439	841
Chile Government International Bond
4.340%, 03/07/2042(E)		254	215
China Government Bond
3.390%, 05/21/2025	CNY	2,000	292
3.310%, 11/30/2025		11,500	1,680
Colombia Government International Bond
5.625%, 02/26/2044		$660	484
5.000%, 06/15/2045		830	565
4.125%, 02/22/2042		680	425
3.250%, 04/22/2032(E)		670	487
Export Finance & Insurance
4.625%, 10/26/2027(D)		1,079	1,090
Export-Import Bank of India
3.375%, 08/05/2026(D)(E)		350	327
Export-Import Bank of Korea
4.500%, 09/15/2032		407	397
Indonesia Government International Bond
3.700%, 10/30/2049(E)		460	353
Indonesia Treasury Bond
6.500%, 02/15/2031	IDR	100,717,000	6,279
6.375%, 04/15/2032		58,803,000	3,633
Israel Government International Bond
3.375%, 01/15/2050		$280	215
2.750%, 07/03/2030		470	426

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Kenya Government International Bond
7.250%, 02/28/2028(D)		$200	$175
6.875%, 06/24/2024		200	183
6.300%, 01/23/2034(D)(E)		960	737
Mexico Government International Bond
6.050%, 01/11/2040		1,210	1,174
4.875%, 05/19/2033(E)		235	216
4.750%, 03/08/2044		10,080	8,130
4.600%, 02/10/2048(E)		200	154
4.500%, 04/22/2029(E)		764	728
4.400%, 02/12/2052		1,020	750
3.771%, 05/24/2061(E)		466	294
3.750%, 01/11/2028		390	368
3.500%, 02/12/2034		760	608
2.659%, 05/24/2031(E)		3,760	3,033
Nigeria Government International Bond
7.143%, 02/23/2030(D)		240	184
6.500%, 11/28/2027(D)(E)		220	177
Panama Government International Bond
4.500%, 04/01/2056		540	393
2.252%, 09/29/2032		620	459
Paraguay Government International Bond
5.400%, 03/30/2050(D)		591	509
3.849%, 06/28/2033(D)		350	307
Peruvian Government International Bond
5.625%, 11/18/2050(E)		600	592
3.600%, 01/15/2072(E)		166	108
3.000%, 01/15/2034(E)		214	169
2.783%, 01/23/2031		300	248
Province of Quebec Canada
2.625%, 02/13/2023(E)		620	619
Province of Saskatchewan Canada
3.250%, 06/08/2027		427	407
Republic of Italy Government International Bond
3.875%, 05/06/2051		237	159
Republic of Poland Government International Bond
5.750%, 11/16/2032		615	654
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	315,940	1,169
7.650%, 04/10/2030		63,630	235
7.250%, 05/10/2034		24,200	90
6.900%, 05/23/2029		331,700	1,227
2.270%, 03/16/2039		162,070	599
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$206	133

Total Sovereign Debt
(Cost $69,347) ($ Thousands)			50,308

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 1.2%
Air Canada, Term Loan, 1st Lien
8.130%, 08/11/2028 (A)	$419	$413
Ali Group
6.438%, 07/30/2029 (A)	841	833
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
8.173%, LIBOR + 3.750%, 05/12/2028 (A)	999	947
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
7.884%, 08/17/2028 (A)	560	552
AMWINS Group Inc.
6.634%, 02/19/2028 (A)	272	267
APi Group DE, Inc., Initial Term Loan, 1st Lien
6.884%, LIBOR + 2.500%, 10/01/2026 (A)	849	842
Asurion, LLC, New B-7 Term Loan, 1st Lien
7.384%, LIBOR + 3.000%, 11/03/2024 (A)	559	542
Asurion, LLC, New B-8 Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 12/23/2026 (A)	327	291
Asurion, LLC, New B-9 Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 07/31/2027 (A)	374	327
Athena Health, Term Loan, 1st Lien
7.821%, 02/15/2029 (A)	223	201
Athena Helath Group, Initial Term Loan
7.821%, 02/15/2029 (A)	1,314	1,183
Avolon TLB Borrower 1 LLC
6.603%, 12/01/2027	275	274
B.C. ULC
6.134%, LIBOR + 1.750%, 11/19/2026 (A)	91	89
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
6.884%, LIBOR + 2.750%, 06/07/2028 (A)	574	562
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
7.134%, LIBOR + 2.750%, 12/23/2024 (A)	155	155
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
7.884%, 07/21/2025 (A)	48	47
Castlelake Avia
7.519%, 10/22/2026 (A)	949	939
Charter Communications Operating LLC, Lien1
6.140%, 04/30/2025	621	617

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Charter Communications Operating LLC, Term B-2 Loan, 1st Lien
6.140%, LIBOR + 1.750%, 02/01/2027 (A)	$157	$153
Citadel Securities LP, 2021 Term Loan, 1st Lien
6.823%, LIBOR + 2.500%, 02/02/2028 (A)	681	667
Clarios Global, Term Loan 1st Lien
7.634%, LIBOR + 3.250%, 04/30/2026 (A)	923	903
DCert Buyer, Inc., Initial Term Loan, 1st Lien
5.696%, LIBOR + 4.000%, 10/16/2026 (A)	1,327	1,280
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
8.073%, LIBOR + 3.750%, 04/09/2027 (A)	1,083	1,010
Energizer Holdings
6.625%, 12/22/2027	202	198
Entain PLC
7.230%, 03/29/2027	157	156
EyeCare Partners, LLC, Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 02/18/2027 (A)	303	241
First Eagle Holdings, Term Loan
7.230%, 02/01/2027	253	246
Focus Financial, Term Loan, 1st Lien
7.572%, 06/30/2028	970	957
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.730%, LIBOR + 4.000%, 10/01/2027 (A)	1,340	1,254
Garda World Security Corp
8.930%, LIBOR + 4.250%, 10/30/2026 (A)	268	260
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
6.730%, LIBOR + 2.000%, 12/30/2026 (A)	303	301
GFL Environmental, 2020 Refinancing Term Loan, 1st Lien
7.415%, 05/30/2025 (A)	56	56
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
8.422%, LIBOR + 4.750%, 10/02/2025 (A)	711	496
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
8.134%, 03/06/2028 (A)	305	292

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.384%, LIBOR + 2.000%, 11/15/2027 (A)	$1,129	$1,090
Harbor Freight Tools USA, Inc
7.134%, 10/19/2027	784	745
Horizon Therapeudics
6.188%, 03/15/2028	1,024	1,023
Hudson River Trading LLC, Term Loan, 1st Lien
7.438%, CME Term SOFR + 3.000%, 03/20/2028 (A)	23	22
Hunter Douglas, Term Loan
7.859%, 02/26/2029	370	324
Hunter Douglas, Term Loan, 1st Lien
7.859%, 02/26/2029 (A)	1,007	882
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.000%, 07/03/2028 (A)	690	687
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.000%, 07/03/2028 (A)	172	171
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
7.384%, LIBOR + 3.000%, 05/01/2026 (A)	802	733
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
7.134%, LIBOR + 2.750%, 01/26/2028 (A)	251	243
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
7.884%, LIBOR + 3.500%, 05/05/2028 (A)	1,033	1,023
Magenta Buyer LLC, Initial Term Loan, 1st Lien
9.170%, LIBOR + 5.000%, 07/27/2028 (A)	1,505	1,281
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 10/23/2028 (A)	855	812
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
6.884%, 09/18/2026 (A)(I)	464	459
PCI Gaming Authority, Term B Facility Loan
6.884%, 05/29/2026 (A)	429	426
Peraton Corp., Term B Loan, 1st Lien
8.134%, LIBOR + 3.750%, 02/01/2028 (A)	1,132	1,103

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 03/05/2026 (A)	$925	$865
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 11/15/2028 (A)	98	94
Pilot Travel Centers, LLC, Initial Tranche B Term Loan
6.423%, 08/04/2028 (A)(I)	822	811
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
6.504%, LIBOR + 2.750%, 09/23/2026 (A)	667	660
Project Sky, Term Loan, 1st Lien
8.134%, 10/08/2028 (A)	337	316
Quikrete Holding, Term Loan B1, 1st Lien
7.384%, 06/11/2028 (A)	458	454
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
7.380%, LIBOR + 2.750%, 02/15/2028 (A)	374	233
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 1st Lien
8.165%, LIBOR + 3.750%, 11/16/2025 (A)	308	290
Scientific Games/Lights & Wonder
7.417%, 04/14/2029 (A)	898	883
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
7.134%, LIBOR + 2.500%, 06/21/2024 (A)	44	44
Setanta Aircraft
6.730%, 11/05/2028	1,060	1,053
Sotera Health Holdings, LLC, Refinancing Loan, 1st Lien
7.165%, 12/11/2026 (A)	1,370	1,260
Station Casinos LLC
6.640%, 02/08/2027 (A)	669	652
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
8.230%, LIBOR + 3.500%, 12/17/2026 (A)	412	385
Transdigm Inc.
6.980%, 12/09/2025 (A)	49	48
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 03/31/2028 (A)	810	750
UFC Holdings, Term Loan, 1st Lien
7.110%, 04/29/2026	831	819

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
United AirLines, Inc., Class B Term Loan, 1st Lien
8.108%, LIBOR + 3.750%, 04/21/2028 (A)	$818	$806
Verscend Holding Corp., Term B-1 Loan, 1st Lien
8.384%, LIBOR + 4.000%, 08/27/2025 (A)	382	379
VFH Parent, Initial Term Loan
7.421%, 01/13/2029 (A)	410	398
Virgin Media Bristol LLC, N Facility, 1st Lien
6.818%, LIBOR + 2.500%, 01/31/2028 (A)	1,327	1,303
XPO Logistics, Inc., Term Loan B, 1st Lien
5.935%, 02/24/2025 (A)	550	547
Zebra Buyer LLC
7.750%, 11/01/2028 (A)	449	442

Total Loan Participations
(Cost $44,089) ($ Thousands)		42,067

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLB
1.040%, 06/14/2024	13,660	12,931
FHLMC MTN
0.000%, 12/14/2029(B)	1,213	911
FNMA
1.900%, 01/25/2036	1,343	959
0.500%, 06/17/2025	4,215	3,835
0.000%, 11/15/2030(B)	3,564	2,560
Resolution Funding Interest
0.000%, 01/15/2030(B)	905	661
Resolution Funding Principal
0.000%, 04/15/2030(B)	1,165	845
Tennessee Valley Authority
0.750%, 05/15/2025	1,055	964

Total U.S. Government Agency Obligations
(Cost $26,109) ($ Thousands)		23,666

MUNICIPAL BONDS — 0.3%
California — 0.0%
California State University, Ser B, RB
2.374%, 11/01/2035	685	507
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	785	588

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center Pooled Revenue, Ser N, RB
3.256%, 05/15/2060	$790	$512

		1,607

Georgia — 0.1%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	1,052	1,066

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	856

New York — 0.2%
Metropolitan New York, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	260	224
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	438
New York City, Ser D, GO
2.223%, 08/01/2035	1,350	973
1.823%, 08/01/2030	610	482
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	692
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	610	475
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.508%, 08/01/2037	275	282
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	400	410
5.289%, 03/15/2033	850	858

		4,834

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	357

Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	185

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	$632	$749

		934

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	480	293

Total Municipal Bonds
(Cost $12,105) ($ Thousands)		9,947

	Shares
AFFILIATED PARTNERSHIP — 7.0%
SEI Liquidity Fund, LP
4.240% **†(J)	246,658,094	246,703

Total Affiliated Partnership
(Cost $246,667) ($ Thousands)		246,703

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	169,099,323	169,099

Total Cash Equivalent
(Cost $169,099) ($ Thousands)		169,099

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $268) ($ Thousands)		167

Total Investments in Securities — 119.5%
(Cost $4,608,127) ($ Thousands)		$4,221,422

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $548) ($ Thousands)		$(787)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

A list of the exchange traded option contracts held by the Fund at December 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
February 2023, U.S. 10 Year Future Option	336	$36,624	$109.00	1/21/2023	$37

Call Options
June 2023, 3 Month SOFR OPT Jun23C 95.5	79	18,861	95.50	6/17/2023	17
February 2023, U.S. 10 Year Future Option	361	41,154	114.00	1/21/2023	113

		60,015			130

Total Purchased Options		$96,639			$167
WRITTEN OPTIONS — (0.0)%
Put Options
June 2023, IMM Eurodollar Future Option	(95)	$(23,331)	97.00	06/17/2023	$(515)

Call Options
December 2023, 3 Month SOFR OPT Dec23C 96.5	(276)	(66,585)	96.50	12/16/2023	$(134)
December 2023, 3 Month SOFR OPT Dec23C 96.63	(78)	(18,842)	96.63	12/16/2023	(34)
June 2023, 3 Month SOFR OPT Jun23C 96	(79)	(18,960)	96.00	06/17/2023	(8)
September 2023, 3 Month SOFR OPT Sep23C 98.75	(164)	(40,487)	98.75	09/16/2023	(5)
March 2023, U.S. 10 Year Future Option	(290)	(33,495)	115.50	02/18/2023	(91)

		$(178,369)			(272)

Total Written Options		$(201,700)			$(787)

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	103	Mar-2023	$24,480	$24,443	$(37)
90-Day Euro$	86	Dec-2023	20,953	20,470	(483)
Euro-Bobl	38	Mar-2023	4,776	4,694	(172)
Euro-Bund	36	Mar-2023	5,223	5,107	(161)
Euro-OAT	72	Mar-2023	10,341	9,782	(752)
Three-Month SOFR	91	Mar-2026	21,928	22,027	99
Three-Month SOFR	38	Mar-2024	9,097	9,070	(27)
Three-Month SOFR	5	Mar-2023	1,206	1,188	(18)
U.S. 2-Year Treasury Note	1,031	Mar-2023	211,241	211,435	194
U.S. 5-Year Treasury Note	4,013	Mar-2023	434,102	433,122	(980)
U.S. Long Treasury Bond	318	Mar-2023	40,050	39,859	(191)
U.S. Ultra Long Treasury Bond	282	Mar-2023	38,212	37,876	(336)
			821,609	819,073	(2,864)
Short Contracts
90-Day Euro$	(323)	Mar-2025	$(79,034)	$(77,912)	$1,122
Euro-Buxl	(4)	Mar-2023	(672)	(577)	107
U.S. 2-Year Treasury Note	(251)	Mar-2023	(51,429)	(51,475)	(46)
U.S. 10-Year Treasury Note	(887)	Mar-2023	(100,145)	(99,607)	538
U.S. Long Treasury Bond	(114)	Mar-2023	(14,329)	(14,289)	40
Ultra 10-Year U.S. Treasury Note	(490)	Mar-2023	(58,205)	(57,958)	247
			(303,814)	(301,818)	2,008
			$517,795	$517,255	$(856)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/18/23	EUR	4,474	NOK	46,790	$(26)
Citigroup	01/18/23	USD	8,754	JPY	1,253,021	767
Goldman Sachs	01/18/23	USD	1,221	GBP	1,061	56
Goldman Sachs	01/18/23	JPY	156,380	USD	1,098	(90)
Goldman Sachs	01/18/23	IDR	759,546	USD	49	—
Morgan Stanley	01/18/23	GBP	1,523	USD	1,834	1
Morgan Stanley	01/18/23	CAD	5,988	USD	4,359	(61)
Morgan Stanley	01/18/23	USD	8,897	AUD	13,772	449
Morgan Stanley	01/18/23	EUR	14,282	USD	14,390	(870)
Morgan Stanley	01/18/23	USD	26,741	CAD	36,516	214
Morgan Stanley	01/18/23	CNH	52,111	USD	7,319	(225)
Morgan Stanley	01/18/23	JPY	506,048	USD	3,818	(27)
Morgan Stanley	01/18/23	COP	5,189,635	USD	1,138	70
						$258

A list of open centrally cleared swap agreements held by the Fund at December 31, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
VE - FIXED 1.95%	SECURED ON FINANCING RATE(SOFRRAT)	Annual	06/10/2024	USD	66,350	$(2,572)	$–	$(2,572)
3 MONTH USD - LIBOR	1.785%	Semi-Annual	07/24/2053	USD	1,920	569	–	569
1.8075	3 MONTH USD - LIBOR	Semi-Annual	07/24/2053	USD	1,300	380	–	380
.5	SD-SOFR-OIS-COMPOUND	Annual	04/21/2052	USD	5,290	679	9	670
2.62% FIXED	USD-SOFR-OIS COMPOUND	Monthly	02/15/2048	USD	5,315	601	6	595
0.026% FIXED	USD-SOFR-OIS-COMPOUND	Annual	02/15/2048	USD	4,412	514	300	214
2.51% FIXED	USD-SOFR-OIS COMPOUND	Monthly	02/15/2048	USD	4,321	569	28	541
.65	SD-SOFR-OIS-COMPOUND	Annual	08/15/2047	USD	560	154	55	99
.63	USD-SOFR-OIS-COMPOUND	Annual	05/15/2047	USD	7,680	2,126	333	1,793
1.52% FIXED	USD-SOFR-COMPOUND 2/15/47	Annual	02/15/2047	USD	5,559	1,634	(63)	1,697
1.72875% FIXED	CMENA IR 2/15/47	Annual	02/15/2047	USD	5,240	1,362	62	1,300
0.56%	USD-SOFRRATE	Annual	07/20/2045	USD	8,660	3,784	100	3,684
	SD-SOFR-OIS COMPOUND	Annual	03/18/2032	USD	5,870	699	35	664
3.85% FIXED	USD-SOFR-OIS COMPOUND	Annual	06/30/2029	USD	18,587	(257)	16	(273)
0.0327% FIXED	USD-SOFR-OIS COMPOUND	Annual	04/30/2029	USD	26,663	523	(260)	783
LE - 2.85% FIXED	USD-SOFR-OIS COMPOUND	Annual	02/15/2029	USD	10,144	432	(19)	451
.22% FIXED	SD-SOFR-OIS-COMPOUND	Annual	08/15/2028	USD	9,318	1,146	–	1,146
1.113%	SOFR- COMPOUNDING	Annual	08/15/2028	USD	21,686	2,764	129	2,635
M LIBOR	.39 FIXED	Semi-Annual	09/28/2025	USD	35,750	(1,780)	–	(1,780)
3 MONTH USD - LIBOR	.0725	Semi-Annual	07/24/2025	USD	15,555	(918)	–	(918)
3 MONTH USD - LIBOR	.0355%	Semi-Annual	07/24/2025	USD	23,015	(1,375)	–	(1,375)
3 MONTH USD - LIBOR	.0255	Semi-Annual	07/24/2025	USD	31,110	(1,863)	–	(1,863)
3M USD LIBOR	1.7725%	Semi-Annual	07/24/2053	USD	2,600	777	–	777
3MLIBOR	.87% FIXED	Semi-Annual	09/28/2053	USD	3,050	840	–	840
						$10,788	$731	$10,057

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Fixed Income Fund (Concluded)

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-MARKITCDX100.0BP5.2YR	5.00%	Quarterly	12/20/2027	$2,709	$(16)	$59	$(75)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.39	1.00%	Quarterly	12/20/2027	$159,489	$1,275	$(151)	$1,426

Percentages are based on Net Assets of $3,533,773 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $567,357 ($ Thousands), representing 16.1% of the Net Assets of the Fund.

(E)	Certain securities or partial positions of certain securities are on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $231,687 ($ Thousands).
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $246,703 ($ Thousands).

See “Glossary for abbreviations”.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$254,770	$406,162	$(414,251)	$2	$20	$246,703	$13	$—
SEI Daily Income Trust, Government Fund, Cl F	113,748	671,702	(616,351)	—	—	169,099	927	—
Totals	$368,518	$1,077,864	$(1,030,602)	$2	$20	$415,802	$940	$—

Amounts designated as “-” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 78.4%
Communication Services — 10.4%
Altice France
8.125%, 02/01/2027 (A)	$600	$547
5.500%, 10/15/2029 (A)	1,802	1,374
5.125%, 07/15/2029 (A)	396	297
Altice France Holding
10.500%, 05/15/2027 (A)	4,976	3,794
6.000%, 02/15/2028 (A)	1,756	1,037
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	938	380
6.125%, 05/15/2027	420	109
5.750%, 06/15/2025	85	35
ANGI Group
3.875%, 08/15/2028 (A)	1,712	1,270
Audacy Capital
6.750%, 03/31/2029 (A)	3,564	617
6.500%, 05/01/2027 (A)	1,052	198
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	3,025	1,815
Belo
7.250%, 09/15/2027	250	237
British Telecommunications
4.500%, 12/04/2023	865	858
CCO Holdings
5.375%, 06/01/2029 (A)	1,008	911
5.125%, 05/01/2027 (A)	3,376	3,147
5.000%, 02/01/2028 (A)	3,339	3,032
4.750%, 03/01/2030 (A)	1,370	1,182
4.750%, 02/01/2032 (A)	110	89
4.500%, 08/15/2030 (A)	3,877	3,203
4.500%, 05/01/2032	2,270	1,807
4.250%, 02/01/2031 (A)	5,401	4,332
4.250%, 01/15/2034 (A)	880	649
Charter Communications Operating
4.500%, 02/01/2024	1,286	1,271
4.400%, 12/01/2061	235	150
3.950%, 06/30/2062	950	560
3.900%, 06/01/2052	655	411
3.700%, 04/01/2051	720	438
Cinemark USA
8.750%, 05/01/2025 (A)	160	162
5.250%, 07/15/2028 (A)	135	100
Clear Channel International
6.625%, 08/01/2025 (A)	564	538
Clear Channel Outdoor Holdings Inc
7.750%, 04/15/2028 (A)	285	208
7.500%, 06/01/2029 (A)	524	385
5.125%, 08/15/2027 (A)	1,870	1,620
Comcast
2.987%, 11/01/2063	2,485	1,503
2.937%, 11/01/2056	1,785	1,104

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Connect Finco S.a.r.l
6.750%, 10/01/2026 (A)	$575	$533
Consolidated Communications
6.500%, 10/01/2028 (A)	3,199	2,486
DISH DBS
7.750%, 07/01/2026	3,135	2,528
7.375%, 07/01/2028	6,019	4,258
5.875%, 11/15/2024	2,802	2,604
5.750%, 12/01/2028 (A)	1,035	826
5.250%, 12/01/2026 (A)	2,180	1,836
5.125%, 06/01/2029	2,658	1,715
5.000%, 03/15/2023	1,807	1,799
DISH Network
11.750%, 11/15/2027 (A)	2,726	2,808
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,205	1,190
Embarq
7.995%, 06/01/2036	725	337
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	2,192	2,229
6.750%, 05/01/2029 (A)	269	223
6.000%, 01/15/2030 (A)	968	760
5.875%, 10/15/2027 (A)	206	191
5.875%, 11/01/2029	1,877	1,452
5.000%, 05/01/2028 (A)	662	577
Gannett Holdings
6.000%, 11/01/2026 (A)	158	129
Gray Escrow II
5.375%, 11/15/2031 (A)	1,634	1,178
Gray Television
7.000%, 05/15/2027 (A)	125	111
4.750%, 10/15/2030 (A)	717	519
iHeartCommunications
8.375%, 05/01/2027	575	489
6.375%, 05/01/2026	399	367
5.250%, 08/15/2027 (A)	1,138	964
Iliad Holding SASU
7.000%, 10/15/2028 (A)	180	162
6.500%, 10/15/2026 (A)	900	835
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,432	1,280
Intelsat Jackson Holdings (Escrow Security)
0.000%, 12/31/2049 (B)(C)	4,165	–
Level 3 Financing
4.625%, 09/15/2027 (A)	2,601	2,165
4.250%, 07/01/2028 (A)	838	660
3.750%, 07/15/2029 (A)	320	230
3.625%, 01/15/2029 (A)	3,080	2,255
Live Nation Entertainment
6.500%, 05/15/2027 (A)	421	412
5.625%, 03/15/2026 (A)	309	292
4.875%, 11/01/2024 (A)	582	564

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 10/15/2027 (A)	$2,930	$2,609
Lumen Technologies
5.625%, 04/01/2025	274	263
5.375%, 06/15/2029 (A)	263	189
5.125%, 12/15/2026 (A)	2,015	1,752
4.500%, 01/15/2029 (A)	2,900	2,002
4.000%, 02/15/2027 (A)	2,257	1,913
Netflix
4.875%, 06/15/2030 (A)	1,478	1,378
News
5.125%, 02/15/2032 (A)	140	127
3.875%, 05/15/2029 (A)	174	151
Nexstar Media
5.625%, 07/15/2027 (A)	1,130	1,037
4.750%, 11/01/2028 (A)	1,542	1,334
ROBLOX
3.875%, 05/01/2030 (A)	857	675
Sable International Finance
5.750%, 09/07/2027 (A)	854	788
Salem Media Group
6.750%, 06/01/2024 (A)	746	724
Scripps Escrow
5.875%, 07/15/2027 (A)	115	103
Scripps Escrow II
5.375%, 01/15/2031 (A)	81	65
3.875%, 01/15/2029 (A)	2,547	2,044
Sinclair Television Group
5.125%, 02/15/2027 (A)	215	175
4.125%, 12/01/2030 (A)	4,305	3,227
Sirius XM Radio
5.500%, 07/01/2029 (A)	994	907
5.000%, 08/01/2027 (A)	1,222	1,130
4.125%, 07/01/2030 (A)	1,467	1,211
4.000%, 07/15/2028 (A)	1,952	1,699
3.875%, 09/01/2031 (A)	1,670	1,303
SoftBank Group
5.125%, 09/19/2027	527	454
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	2,235	1,285
Stagwell Global
5.625%, 08/15/2029 (A)	328	270
TEGNA
4.625%, 03/15/2028	1,415	1,344
Telecom Italia Capital
6.000%, 09/30/2034	285	215
Telesat Canada
6.500%, 10/15/2027 (A)	3,254	941
5.625%, 12/06/2026 (A)	1,163	535
T-Mobile USA
3.500%, 04/15/2031	2,135	1,844
3.375%, 04/15/2029	805	709

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TripAdvisor
7.000%, 07/15/2025 (A)	$396	$391
United States Cellular
6.700%, 12/15/2033	1,214	1,071
Urban One
7.375%, 02/01/2028 (A)	5,530	4,675
Verizon Communications
3.000%, 11/20/2060	830	494
2.987%, 10/30/2056	1,440	879
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	1,520	1,231
Windstream Escrow
7.750%, 08/15/2028 (A)	2,630	2,143
WMG Acquisition
3.750%, 12/01/2029 (A)	334	287
3.000%, 02/15/2031 (A)	793	634
Zayo Group Holdings Inc
6.125%, 03/01/2028 (A)	1,120	635
ZipRecruiter
5.000%, 01/15/2030 (A)	1,616	1,332

		128,509

Consumer Discretionary — 15.6%
1011778 BC ULC
4.375%, 01/15/2028 (A)	1,090	976
4.000%, 10/15/2030 (A)	185	150
3.875%, 01/15/2028 (A)	453	405
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	803	787
Academy
6.000%, 11/15/2027 (A)	480	460
Adient Global Holdings Ltd
4.875%, 08/15/2026 (A)	2,595	2,416
Adtalem Global Education
5.500%, 03/01/2028 (A)	888	806
Altice Financing
5.750%, 08/15/2029 (A)	2,744	2,158
5.000%, 01/15/2028 (A)	4,178	3,363
Amazon.com
2.700%, 06/03/2060	1,880	1,132
American Axle & Manufacturing
6.875%, 07/01/2028	223	199
6.500%, 04/01/2027	570	514
6.250%, 03/15/2026	268	250
5.000%, 10/01/2029	177	143
American Greetings
8.750%, 04/15/2025 (A)	2,095	2,011
Aramark Services
5.000%, 02/01/2028 (A)	277	258
Asbury Automotive Group
4.625%, 11/15/2029 (A)	976	822
4.500%, 03/01/2028	2,076	1,828

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ashton Woods USA
6.625%, 01/15/2028 (A)	$3,907	$3,437
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	777	722
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,750	–
Bath & Body Works
9.375%, 07/01/2025 (A)	19	20
7.600%, 07/15/2037	370	313
7.500%, 06/15/2029	271	268
6.875%, 11/01/2035	539	479
6.750%, 07/01/2036	2,225	1,956
6.694%, 01/15/2027	81	80
6.625%, 10/01/2030 (A)	1,585	1,487
5.250%, 02/01/2028	1,994	1,852
BCPE Ulysses Intermediate
7.750% PIK, 04/01/2027 (A)	1,365	843
Bloomin' Brands
5.125%, 04/15/2029 (A)	1,370	1,152
Boyne USA
4.750%, 05/15/2029 (A)	168	149
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	712	555
Caesars Entertainment
8.125%, 07/01/2027 (A)	816	802
6.250%, 07/01/2025 (A)	175	170
4.625%, 10/15/2029 (A)	161	131
Carnival
10.500%, 02/01/2026 (A)	206	207
9.875%, 08/01/2027 (A)	1,805	1,706
6.000%, 05/01/2029 (A)	74	49
5.750%, 03/01/2027 (A)	4,443	3,172
4.000%, 08/01/2028 (A)	488	398
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	234	240
Carvana
10.250%, 05/01/2030 (A)	54	25
5.875%, 10/01/2028 (A)	228	89
5.625%, 10/01/2025 (A)	486	218
4.875%, 09/01/2029 (A)	757	292
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	434	372
Cedar Fair
5.250%, 07/15/2029	295	265
Cengage Learning
9.500%, 06/15/2024 (A)	765	730
Century Communities
6.750%, 06/01/2027	444	424
Clarios Global
8.500%, 05/15/2027 (A)	2,175	2,124
6.750%, 05/15/2025 (A)	576	577
6.250%, 05/15/2026 (A)	908	888

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CMG Media
8.875%, 12/15/2027 (A)	$5,114	$3,849
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	440	458
5.625%, 11/15/2026 (A)	885	381
Crocs
4.125%, 08/15/2031 (A)	497	405
CSC Holdings
7.500%, 04/01/2028 (A)	3,891	2,646
6.500%, 02/01/2029 (A)	1,925	1,574
5.750%, 01/15/2030 (A)	2,510	1,416
5.250%, 06/01/2024	355	330
4.625%, 12/01/2030 (A)	1,868	1,032
4.500%, 11/15/2031 (A)	299	207
3.375%, 02/15/2031 (A)	463	302
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	916	769
Dana
5.625%, 06/15/2028	634	577
5.375%, 11/15/2027	539	500
Dealer Tire
8.000%, 02/01/2028 (A)	570	502
Diamond Sports Group
6.625%, 08/15/2027 (A)	3,243	24
5.375%, 08/15/2026 (A)	6,139	721
DirecTV Financing
5.875%, 08/15/2027 (A)	3,991	3,571
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	2,850	1,999
eG Global Finance
8.500%, 10/30/2025 (A)	520	485
6.750%, 02/07/2025 (A)	4,132	3,607
Empire Resorts
7.750%, 11/01/2026 (A)	3,175	2,547
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(D)	3,108	–
Ford Motor
4.750%, 01/15/2043	2,200	1,579
Ford Motor Credit
5.584%, 03/18/2024	1,100	1,086
5.125%, 06/16/2025	4,851	4,663
5.113%, 05/03/2029	3,955	3,581
4.687%, 06/09/2025	655	623
4.542%, 08/01/2026	730	673
4.271%, 01/09/2027	735	665
4.134%, 08/04/2025	250	234
4.125%, 08/17/2027	1,219	1,091
4.063%, 11/01/2024	1,194	1,146
4.000%, 11/13/2030	1,962	1,610
3.815%, 11/02/2027	685	602
3.810%, 01/09/2024	43	42
3.625%, 06/17/2031	1,866	1,466

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 11/13/2025	$1,200	$1,085
2.900%, 02/16/2028	2,320	1,916
2.900%, 02/10/2029	315	252
2.700%, 08/10/2026	200	174
Ford Motor Credit MTN
4.389%, 01/08/2026	415	387
Gap
3.875%, 10/01/2031 (A)	33	23
3.625%, 10/01/2029 (A)	158	111
GCI
4.750%, 10/15/2028 (A)	599	503
Goodyear Tire & Rubber
5.250%, 04/30/2031	345	286
5.250%, 07/15/2031	81	66
5.000%, 07/15/2029	317	264
Hanesbrands
4.625%, 05/15/2024 (A)	2,393	2,318
Hertz (Escrow Security)
7.125%, 08/01/2026	465	40
6.000%, 01/15/2028	450	38
5.500%, 10/15/2024	559	17
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	246	239
4.875%, 01/15/2030	50	45
4.000%, 05/01/2031 (A)	1,465	1,226
3.750%, 05/01/2029 (A)	1,659	1,435
3.625%, 02/15/2032 (A)	1,396	1,118
Hilton Worldwide Finance
4.875%, 04/01/2027	175	167
International Game Technology
6.250%, 01/15/2027 (A)	1,575	1,563
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,225	1,106
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	2,350	1,664
Ken Garff Automotive
4.875%, 09/15/2028 (A)	278	233
LBM Acquisition
6.250%, 01/15/2029 (A)	1,858	1,182
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	2,174	1,741
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,997	1,867
Liberty Interactive
8.250%, 02/01/2030	4,717	2,146
Life Time
5.750%, 01/15/2026 (A)	2,200	2,047
Lions Gate Capital Holdings
5.500%, 04/15/2029 (A)	1,431	830
Lithia Motors
4.375%, 01/15/2031 (A)	1,082	880
3.875%, 06/01/2029 (A)	838	689

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	$3,078	$2,297
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	114	117
4.500%, 06/15/2029 (A)	261	217
Mattamy Group
4.625%, 03/01/2030 (A)	713	578
Mattel
3.375%, 04/01/2026 (A)	1,570	1,443
McGraw-Hill Education
5.750%, 08/01/2028 (A)	2,680	2,252
Meritage Homes
3.875%, 04/15/2029 (A)	806	684
MGM Resorts International
6.750%, 05/01/2025	315	317
6.000%, 03/15/2023	708	705
5.750%, 06/15/2025	674	655
Michaels
7.875%, 05/01/2029 (A)	2,240	1,497
5.250%, 05/01/2028 (A)	1,065	857
Midcontinent Communications
5.375%, 08/15/2027 (A)	552	500
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,044
Millennium Escrow
6.625%, 08/01/2026 (A)	1,420	909
National CineMedia
5.875%, 04/15/2028 (A)	150	34
NCL
5.875%, 02/15/2027 (A)	1,235	1,070
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2022 (B)(C)(D)	1,582	447
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	237
Newell Brands
6.625%, 09/15/2029	50	49
6.375%, 09/15/2027	50	50
Nissan Motor
4.345%, 09/17/2027 (A)	1,935	1,755
Nordstrom
4.375%, 04/01/2030	949	713
Paramount Global
7.875%, 07/30/2030	2,253	2,404
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	2,340	1,520
PetSmart
7.750%, 02/15/2029 (A)	250	235
4.750%, 02/15/2028 (A)	500	453
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	575	332
PM General Purchaser
9.500%, 10/01/2028 (A)	383	292

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Radiate Holdco
6.500%, 09/15/2028 (A)	$3,175	$1,330
4.500%, 09/15/2026 (A)	550	404
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	2,439	2,449
11.500%, 06/01/2025 (A)	272	292
9.250%, 01/15/2029 (A)	225	231
8.250%, 01/15/2029 (A)	225	226
5.500%, 08/31/2026 (A)	1,370	1,152
5.500%, 04/01/2028 (A)	500	399
Service International
7.500%, 04/01/2027	640	652
4.000%, 05/15/2031	51	43
3.375%, 08/15/2030	24	19
Shea Homes
4.750%, 02/15/2028	711	621
4.750%, 04/01/2029	825	693
Six Flags Entertainment
5.500%, 04/15/2027 (A)	320	288
4.875%, 07/31/2024 (A)	3,495	3,365
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	336	338
Sonic Automotive
4.625%, 11/15/2029 (A)	189	151
Sotheby's
5.875%, 06/01/2029 (A)	460	386
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	2,784	2,242
SRS Distribution
6.125%, 07/01/2029 (A)	1,045	845
6.000%, 12/01/2029 (A)	962	766
4.625%, 07/01/2028 (A)	327	290
Staples
10.750%, 04/15/2027 (A)	1,223	881
7.500%, 04/15/2026 (A)	2,438	2,098
Starbucks
3.550%, 08/15/2029	542	499
Station Casinos
4.500%, 02/15/2028 (A)	2,001	1,740
StoneMor
8.500%, 05/15/2029 (A)	1,410	1,128
Studio City
7.000%, 02/15/2027 (A)	475	444
Studio City Finance
5.000%, 01/15/2029 (A)	2,405	1,775
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	1,445	1,349
Superior Plus
4.500%, 03/15/2029 (A)	202	173
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,600	2,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tempur Sealy International
4.000%, 04/15/2029 (A)	$525	$441
3.875%, 10/15/2031 (A)	1,351	1,061
Time Warner Entertainment
8.375%, 07/15/2033	1,028	1,142
Univision Communications
7.375%, 06/30/2030 (A)	211	202
6.625%, 06/01/2027 (A)	40	39
4.500%, 05/01/2029 (A)	1,668	1,395
Vail Resorts
6.250%, 05/15/2025 (A)	437	437
Victoria's Secret
4.625%, 07/15/2029 (A)	1,891	1,485
Viking Cruises
5.875%, 09/15/2027 (A)	515	420
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	395
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	480	401
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,934	1,690
Vista Outdoor
4.500%, 03/15/2029 (A)	408	300
VOC Escrow
5.000%, 02/15/2028 (A)	1,440	1,239
Volkswagen Group of America Finance
1.250%, 11/24/2025 (A)	595	530
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	1,065	865
Wheel Pros
6.500%, 05/15/2029 (A)	2,450	857
White Capital Buyer
6.875%, 10/15/2028 (A)	105	91
White Capital Parent
8.250% PIK, 03/15/2026 (A)	2,850	2,464
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,631	1,236
WW International
4.500%, 04/15/2029 (A)	1,840	919
Wynn Las Vegas
5.500%, 03/01/2025 (A)	720	684
Wynn Macau
5.500%, 01/15/2026 (A)	545	500
5.500%, 10/01/2027 (A)	515	450
Wynn Resorts Finance
7.750%, 04/15/2025 (A)	160	159
5.125%, 10/01/2029 (A)	379	325
Yum! Brands
6.875%, 11/15/2037	1,065	1,080
5.375%, 04/01/2032	325	301
4.625%, 01/31/2032	217	192

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 03/15/2031	$2,464	$2,066

		196,129

Consumer Staples — 3.1%
Albertsons
5.875%, 02/15/2028 (A)	125	119
4.875%, 02/15/2030 (A)	60	54
4.625%, 01/15/2027 (A)	835	776
3.500%, 03/15/2029 (A)	448	376
3.250%, 03/15/2026 (A)	221	202
Altria Group
4.800%, 02/14/2029	418	401
BellRing Brands
7.000%, 03/15/2030 (A)	1,405	1,352
Central Garden & Pet
5.125%, 02/01/2028	350	326
4.125%, 10/15/2030	242	199
4.125%, 04/30/2031 (A)	168	139
Chobani
7.500%, 04/15/2025 (A)	2,848	2,773
4.625%, 11/15/2028 (A)	1,118	973
Coca-Cola
2.750%, 06/01/2060	417	278
2.500%, 06/01/2040	880	641
Coty
5.000%, 04/15/2026 (A)	1,138	1,079
4.750%, 01/15/2029 (A)	2,085	1,887
Edgewell Personal Care
5.500%, 06/01/2028 (A)	305	285
4.125%, 04/01/2029 (A)	117	100
Energizer Holdings
6.500%, 12/31/2027 (A)	133	127
4.750%, 06/15/2028 (A)	469	406
4.375%, 03/31/2029 (A)	622	527
High Ridge Brands Co. (Escrow Security)
9.772%, 03/15/2025	445	–
HLF Financing S.A.R.L.
4.875%, 06/01/2029 (A)	2,345	1,615
JBS USA LUX
5.500%, 01/15/2030 (A)	3,109	2,958
Lamb Weston Holdings
4.375%, 01/31/2032 (A)	63	55
4.125%, 01/31/2030 (A)	1,193	1,054
LSF9 Atlantis Holdings
7.750%, 02/15/2026 (A)	3,783	3,348
New Albertsons
8.700%, 05/01/2030	955	1,025
8.000%, 05/01/2031	1,830	1,878
Performance Food Group
6.875%, 05/01/2025 (A)	50	50
5.500%, 10/15/2027 (A)	355	335
4.250%, 08/01/2029 (A)	460	399

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pilgrim's Pride
3.500%, 03/01/2032 (A)	$835	$653
Post Holdings
5.750%, 03/01/2027 (A)	15	14
5.625%, 01/15/2028 (A)	565	532
5.500%, 12/15/2029 (A)	206	186
4.625%, 04/15/2030 (A)	83	72
Rite Aid
8.000%, 11/15/2026 (A)	3,127	1,672
7.500%, 07/01/2025 (A)	236	155
Sigma Holdco BV
7.875%, 05/15/2026 (A)	3,482	2,491
Simmons Foods
4.625%, 03/01/2029 (A)	1,758	1,431
Spectrum Brands
5.500%, 07/15/2030 (A)	617	545
5.000%, 10/01/2029 (A)	100	87
3.875%, 03/15/2031 (A)	93	72
Triton Water Holdings
6.250%, 04/01/2029 (A)	2,904	2,329
US Foods
4.625%, 06/01/2030 (A)	230	203
Vector Group
10.500%, 11/01/2026 (A)	1,420	1,410
5.750%, 02/01/2029 (A)	970	841

		38,430

Energy — 11.2%
Aethon United BR
8.250%, 02/15/2026 (A)	1,216	1,206
Antero Midstream Partners
7.875%, 05/15/2026 (A)	318	322
5.750%, 03/01/2027 (A)	50	47
5.750%, 01/15/2028 (A)	290	269
5.375%, 06/15/2029 (A)	707	646
Antero Resources
8.375%, 07/15/2026 (A)	260	271
7.625%, 02/01/2029 (A)	742	746
5.375%, 03/01/2030 (A)	1,081	1,002
Apache
5.100%, 09/01/2040	2,729	2,262
Archrock Partners
6.250%, 04/01/2028 (A)	2,656	2,430
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	1,578	1,547
7.000%, 11/01/2026 (A)	911	884
5.875%, 06/30/2029 (A)	1,551	1,383
Baytex Energy
8.750%, 04/01/2027 (A)	325	331
Blue Racer Midstream
7.625%, 12/15/2025 (A)	2,721	2,701

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Buckeye Partners
4.500%, 03/01/2028 (A)	$400	$352
4.125%, 03/01/2025 (A)	230	219
4.125%, 12/01/2027	135	118
California Resources
7.125%, 02/01/2026 (A)	374	359
Cheniere Energy
4.625%, 10/15/2028	550	497
Cheniere Energy Partners
4.500%, 10/01/2029	3,457	3,109
4.000%, 03/01/2031	389	331
3.250%, 01/31/2032	393	312
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (B)(C)	3,650	73
Chesapeake Energy Corp
6.750%, 04/15/2029 (A)	1,149	1,119
Chord Energy Corp
6.375%, 06/01/2026 (A)	264	257
Citgo Holding
9.250%, 08/01/2024 (A)	4,921	4,910
CITGO Petroleum
6.375%, 06/15/2026 (A)	525	506
CNX Midstream Partners
4.750%, 04/15/2030 (A)	54	44
CNX Resources
7.375%, 01/15/2031 (A)	147	141
Comstock Resources
6.750%, 03/01/2029 (A)	1,669	1,506
5.875%, 01/15/2030 (A)	157	135
CQP Holdco
5.500%, 06/15/2031 (A)	906	791
Crestwood Midstream Partners
8.000%, 04/01/2029 (A)	613	610
CrownRock
5.625%, 10/15/2025 (A)	1,112	1,073
DCP Midstream Operating
8.125%, 08/16/2030	985	1,090
3.250%, 02/15/2032	670	554
Delek Logistics Partners
6.750%, 05/15/2025	811	779
DT Midstream
4.375%, 06/15/2031 (A)	103	86
4.125%, 06/15/2029 (A)	1,629	1,399
Earthstone Energy Holdings
8.000%, 04/15/2027 (A)	1,120	1,071
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (A)	2,269	2,074
Enerflex
9.000%, 10/15/2027 (A)	625	623
Energy Transfer
5.500%, 06/01/2027	1,564	1,522

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EnLink Midstream
6.500%, 09/01/2030 (A)	$93	$92
5.375%, 06/01/2029	4,956	4,586
EnLink Midstream Partners
4.850%, 07/15/2026	190	179
Enviva Partners
6.500%, 01/15/2026 (A)	3,647	3,435
EQM Midstream Partners
7.500%, 06/01/2027 (A)	170	166
7.500%, 06/01/2030 (A)	134	129
6.500%, 07/01/2027 (A)	712	680
6.500%, 07/15/2048	2,980	2,234
6.000%, 07/01/2025 (A)	276	266
4.750%, 01/15/2031 (A)	934	764
4.500%, 01/15/2029 (A)	1,624	1,364
Genesis Energy
8.000%, 01/15/2027	1,377	1,301
7.750%, 02/01/2028	1,953	1,798
6.500%, 10/01/2025	20	19
Gulfport Energy
8.000%, 05/17/2026 (A)	2,335	2,277
Gulfport Energy Operating (Escrow Security)
6.375%, 05/15/2025 (B)	183	–
6.375%, 01/15/2026	585	–
6.000%, 10/15/2024	215	–
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,895	1,809
Hess Midstream Operations
5.625%, 02/15/2026 (A)	325	317
5.500%, 10/15/2030 (A)	415	380
4.250%, 02/15/2030 (A)	1,777	1,519
Hilcorp Energy I
6.250%, 11/01/2028 (A)	10	9
6.250%, 04/15/2032 (A)	85	73
6.000%, 04/15/2030 (A)	101	90
Holly Energy Partners
6.375%, 04/15/2027 (A)	160	157
Howard Midstream Energy Partners
6.750%, 01/15/2027 (A)	3,300	3,163
ITT Holdings
6.500%, 08/01/2029 (A)	2,575	2,169
Kinetik Holdings
5.875%, 06/15/2030 (A)	129	121
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	36	34
7.500%, 01/15/2026 (A)	1,789	1,613
Motiva Enterprises
6.850%, 01/15/2040 (A)	967	971
Nabors Industries
7.250%, 01/15/2026 (A)	93	88
5.750%, 02/01/2025	325	310

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New Fortress Energy
6.750%, 09/15/2025 (A)	$1,403	$1,327
6.500%, 09/30/2026 (A)	2,411	2,239
NGL Energy Operating
7.500%, 02/01/2026 (A)	4,588	4,085
NGL Energy Partners
7.500%, 11/01/2023	744	725
7.500%, 04/15/2026	775	593
6.125%, 03/01/2025	3,916	3,192
Northern Oil and Gas
8.125%, 03/01/2028 (A)	2,039	1,958
NuStar Logistics
6.375%, 10/01/2030	685	633
6.000%, 06/01/2026	255	246
5.750%, 10/01/2025	114	110
5.625%, 04/28/2027	115	108
Occidental Petroleum
8.875%, 07/15/2030	338	382
8.500%, 07/15/2027	293	316
6.625%, 09/01/2030	150	155
6.600%, 03/15/2046	1,400	1,441
6.375%, 09/01/2028	150	151
6.125%, 01/01/2031	4,402	4,442
4.625%, 06/15/2045	1,525	1,225
Patterson-UTI Energy
5.150%, 11/15/2029	625	560
Permian Resources Operating
5.875%, 07/01/2029 (A)	1,645	1,413
Precision Drilling
7.125%, 01/15/2026 (A)	240	232
6.875%, 01/15/2029 (A)	31	29
Range Resources
8.250%, 01/15/2029	402	414
4.875%, 05/15/2025	280	266
4.750%, 02/15/2030 (A)	83	73
Rockcliff Energy II
5.500%, 10/15/2029 (A)	2,041	1,867
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(D)	1,869	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	1,800	1,557
SM Energy
6.625%, 01/15/2027	73	70
6.500%, 07/15/2028	113	108
5.625%, 06/01/2025	295	283
Southwestern Energy
7.750%, 10/01/2027	186	190
5.375%, 03/15/2030	993	906
4.750%, 02/01/2032	772	660
Strathcona Resources
6.875%, 08/01/2026 (A)	2,225	1,624

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	$176	$168
5.750%, 04/15/2025	2,048	1,734
Sunoco
5.875%, 03/15/2028	1,585	1,501
4.500%, 05/15/2029	1,243	1,087
4.500%, 04/30/2030	1,342	1,165
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	381	384
6.000%, 03/01/2027 (A)	270	252
6.000%, 12/31/2030 (A)	4,550	3,935
6.000%, 09/01/2031 (A)	722	621
5.500%, 01/15/2028 (A)	70	62
Targa Resources Partners
6.875%, 01/15/2029	192	194
6.500%, 07/15/2027	523	526
5.000%, 01/15/2028	310	296
4.875%, 02/01/2031	250	226
4.000%, 01/15/2032	167	141
TerraForm Power Operating
5.000%, 01/31/2028 (A)	2,957	2,661
4.750%, 01/15/2030 (A)	375	326
Transocean
11.500%, 01/30/2027 (A)	2,236	2,242
8.000%, 02/01/2027 (A)	1,425	1,164
7.500%, 04/15/2031	790	529
7.250%, 11/01/2025 (A)	868	767
6.800%, 03/15/2038	121	76
Transocean Guardian
5.875%, 01/15/2024 (A)	394	384
Transocean Pontus
6.125%, 08/01/2025 (A)	106	104
USA Compression Partners
6.875%, 09/01/2027	1,170	1,094
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	540	460
3.875%, 08/15/2029 (A)	255	223
3.875%, 11/01/2033 (A)	3,079	2,515
Weatherford International
8.625%, 04/30/2030 (A)	2,027	1,947
Western Midstream Operating
5.500%, 02/01/2050	2,924	2,409
4.300%, 02/01/2030	4,526	3,951

		140,544

Financials — 7.3%
Acrisure
10.125%, 08/01/2026 (A)	1,211	1,178
4.250%, 02/15/2029 (A)	1,702	1,405
AG Issuer
6.250%, 03/01/2028 (A)	1,208	1,110

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	$1,637	$1,471
5.875%, 11/01/2029 (A)	1,445	1,188
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	798	639
Armor Holdco
8.500%, 11/15/2029 (A)	2,320	1,736
Blackstone Private Credit Fund
4.700%, 03/24/2025	985	944
2.625%, 12/15/2026	2,805	2,322
Block
3.500%, 06/01/2031	204	163
BroadStreet Partners
5.875%, 04/15/2029 (A)	2,805	2,387
Brookfield Property REIT
4.500%, 04/01/2027 (A)	5,121	4,280
Coinbase Global
3.625%, 10/01/2031 (A)	80	39
3.375%, 10/01/2028 (A)	80	42
CPI CG
8.625%, 03/15/2026 (A)	1,148	1,128
Finance of America Funding
7.875%, 11/15/2025 (A)	4,989	2,569
FirstCash
5.625%, 01/01/2030 (A)	2,135	1,900
Freedom Mortgage
8.250%, 04/15/2025 (A)	2,617	2,354
7.625%, 05/01/2026 (A)	1,235	1,030
6.625%, 01/15/2027 (A)	1,195	930
HAT Holdings I
6.000%, 04/15/2025 (A)	957	927
3.750%, 09/15/2030 (A)	1,667	1,225
3.375%, 06/15/2026 (A)	577	501
Home Point Capital
5.000%, 02/01/2026 (A)	2,405	1,663
HSBC Holdings
4.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649%(F)(G)	783	609
HUB International
5.625%, 12/01/2029 (A)	2,530	2,210
Hunt
5.250%, 04/15/2029 (A)	953	801
Jane Street Group
4.500%, 11/15/2029 (A)	2,099	1,805
JPMorgan Chase
5.000%, U.S. SOFR + 3.380%(F)(G)	856	783
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	210	197
4.750%, 06/15/2029 (A)	1,750	1,413
4.250%, 02/01/2027 (A)	2,118	1,779

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LD Holdings Group
6.500%, 11/01/2025 (A)	$855	$576
6.125%, 04/01/2028 (A)	2,265	1,371
LPL Holdings
4.625%, 11/15/2027 (A)	1,792	1,674
4.375%, 05/15/2031 (A)	325	276
Merger Sub II
10.750%, 08/01/2027 (A)	1,515	1,533
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,550	2,193
5.625%, 01/15/2030 (A)	1,666	1,349
MSCI
4.000%, 11/15/2029 (A)	3,202	2,789
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	903	808
5.750%, 11/15/2031 (A)	270	210
5.500%, 08/15/2028 (A)	1,487	1,213
5.125%, 12/15/2030 (A)	138	107
Navient
5.500%, 03/15/2029	1,075	877
5.000%, 03/15/2027	1,582	1,385
4.875%, 03/15/2028	307	252
NFP
4.875%, 08/15/2028 (A)	1,034	880
OneMain Finance
7.125%, 03/15/2026	1,565	1,488
6.625%, 01/15/2028	342	315
5.375%, 11/15/2029	2,492	2,038
4.000%, 09/15/2030	2,317	1,729
3.875%, 09/15/2028	253	201
3.500%, 01/15/2027	355	294
Owl Rock Capital
3.400%, 07/15/2026	987	862
PennyMac Financial Services
5.750%, 09/15/2031 (A)	680	539
5.375%, 10/15/2025 (A)	561	506
4.250%, 02/15/2029 (A)	4,373	3,411
Rithm Capital
6.250%, 10/15/2025 (A)	2,932	2,631
Rocket Mortgage
4.000%, 10/15/2033 (A)	1,902	1,421
3.625%, 03/01/2029 (A)	3,120	2,472
2.875%, 10/15/2026 (A)	180	154
Ryan Specialty Group
4.375%, 02/01/2030 (A)	1,695	1,468
Sabre GLBL
9.250%, 04/15/2025 (A)	98	98
TTMT Escrow Issuer
8.625%, 09/30/2027 (A)	419	421
United Wholesale Mortgage
5.750%, 06/15/2027 (A)	1,230	1,059

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Verscend Escrow
9.750%, 08/15/2026 (A)	$782	$766
VistaJet Malta Finance
6.375%, 02/01/2030 (A)	8,927	7,158
WeWork
7.875%, 05/01/2025 (A)	3,135	1,191

		90,443

Health Care — 6.6%
1375209 BC Ltd
9.000%, 01/30/2028 (A)	1,408	1,371
180 Medical Inc
3.875%, 10/15/2029 (A)	200	172
Acadia Healthcare
5.500%, 07/01/2028 (A)	441	418
5.000%, 04/15/2029 (A)	1,213	1,116
AHP Health Partners
5.750%, 07/15/2029 (A)	251	196
Air Methods
8.000%, 05/15/2025 (A)	2,241	112
Akumin
7.000%, 11/01/2025 (A)	3,280	2,349
Akumin Escrow
7.500%, 08/01/2028 (A)	1,075	655
AthenaHealth Group
6.500%, 02/15/2030 (A)	2,651	1,954
Avantor Funding
4.625%, 07/15/2028 (A)	574	522
3.875%, 11/01/2029 (A)	2,166	1,819
Bausch Health
14.000%, 10/15/2030 (A)	281	167
9.000%, 12/15/2025 (A)	1,765	1,393
5.750%, 08/15/2027 (A)	220	150
5.500%, 11/01/2025 (A)	980	832
5.250%, 01/30/2030 (A)	4,395	2,108
5.250%, 02/15/2031 (A)	848	411
5.000%, 01/30/2028 (A)	215	103
5.000%, 02/15/2029 (A)	445	213
4.875%, 06/01/2028 (A)	1,430	910
Bausch Health Americas
9.250%, 04/01/2026 (A)	385	269
8.500%, 01/31/2027 (A)	444	232
Bristol-Myers Squibb
2.550%, 11/13/2050	1,755	1,099
Centene
4.625%, 12/15/2029	1,107	1,012
4.250%, 12/15/2027	2,656	2,491
3.375%, 02/15/2030	1,440	1,217
2.625%, 08/01/2031	2,490	1,957
2.500%, 03/01/2031	3,124	2,444
Charles River Laboratories International
4.000%, 03/15/2031 (A)	750	649

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 03/15/2029 (A)	$250	$221
CHS
8.000%, 03/15/2026 (A)	470	428
6.875%, 04/01/2028 (A)	2,055	986
6.125%, 04/01/2030 (A)	319	158
6.000%, 01/15/2029 (A)	250	209
5.625%, 03/15/2027 (A)	165	141
5.250%, 05/15/2030 (A)	1,077	812
4.750%, 02/15/2031 (A)	240	174
DaVita
4.625%, 06/01/2030 (A)	520	418
3.750%, 02/15/2031 (A)	583	435
Elanco Animal Health
6.400%, 08/28/2028	25	24
Embecta
6.750%, 02/15/2030 (A)	335	302
5.000%, 02/15/2030 (A)	940	795
Emergent BioSolutions
3.875%, 08/15/2028 (A)	307	153
Encompass Health
4.750%, 02/01/2030	1,521	1,336
4.500%, 02/01/2028	425	386
Endo DAC
9.500%, 07/31/2027 (A)(D)	1,406	197
6.000%, 06/30/2028 (A)(D)	1,302	68
Endo Luxembourg Finance I S.a.r.l.
6.125%, 04/01/2029 (A)(D)	1,035	785
Envision Healthcare
8.750%, 10/15/2026 (A)	1,895	521
Global Medical Response
6.500%, 10/01/2025 (A)	4,110	2,942
Grifols Escrow Issuer
4.750%, 10/15/2028 (A)	200	173
HCA
5.875%, 02/15/2026	1,049	1,056
5.875%, 02/01/2029	780	778
3.500%, 09/01/2030	1,676	1,445
Hologic
3.250%, 02/15/2029 (A)	258	222
IQVIA
5.000%, 10/15/2026 (A)	605	578
Lannett
7.750%, 04/15/2026 (A)	2,965	771
Legacy LifePoint Health
4.375%, 02/15/2027 (A)	2,916	2,466
LifePoint Health
5.375%, 01/15/2029 (A)	1,406	794
Mallinckrodt International Finance
11.500%, 12/15/2028 (A)	575	491
10.000%, 06/15/2029 (A)	235	126
Medline Borrower
5.250%, 10/01/2029 (A)	892	708

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 04/01/2029 (A)	$4,456	$3,591
ModivCare Escrow Issuer
5.000%, 10/01/2029 (A)	720	607
Molina Healthcare
4.375%, 06/15/2028 (A)	1,966	1,794
Organon
5.125%, 04/30/2031 (A)	2,821	2,443
4.125%, 04/30/2028 (A)	1,206	1,068
Owens & Minor
6.625%, 04/01/2030 (A)	750	645
4.500%, 03/31/2029 (A)	467	372
Par Pharmaceutical
7.500%, 04/01/2027 (A)(D)	1,353	1,028
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	2,299	1,998
PRA Health Sciences
2.875%, 07/15/2026 (A)	1,331	1,205
Prime Security Services Borrower
3.375%, 08/31/2027 (A)	679	586
Radiology Partners
9.250%, 02/01/2028 (A)	974	547
Royalty Pharma
2.200%, 09/02/2030	691	540
RP Escrow Issuer
5.250%, 12/15/2025 (A)	3,211	2,452
Syneos Health
3.625%, 01/15/2029 (A)	1,212	965
Tenet Healthcare
6.250%, 02/01/2027 (A)	733	704
6.125%, 10/01/2028 (A)	470	421
6.125%, 06/15/2030 (A)	1,191	1,135
5.125%, 11/01/2027 (A)	663	617
4.875%, 01/01/2026 (A)	3,511	3,320
4.625%, 07/15/2024	1,436	1,400
4.625%, 06/15/2028 (A)	2,434	2,178
4.375%, 01/15/2030 (A)	710	615
4.250%, 06/01/2029 (A)	205	178
Universal Health Services
1.650%, 09/01/2026 (A)	352	302
US Acute Care Solutions
6.375%, 03/01/2026 (A)	1,928	1,711
US Renal Care
10.625%, 07/15/2027 (A)	2,010	437
Varex Imaging
7.875%, 10/15/2027 (A)	946	940

		83,239

Industrials — 7.0%
ACCO Brands
4.250%, 03/15/2029 (A)	545	450
ADT Security
4.875%, 07/15/2032 (A)	1,563	1,328

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 08/01/2029 (A)	$271	$231
Air Canada
3.875%, 08/15/2026 (A)	1,084	960
Allegiant Travel
7.250%, 08/15/2027 (A)	858	816
Allied Universal Holdco
6.625%, 07/15/2026 (A)	185	169
4.625%, 06/01/2028 (A)	400	327
Allison Transmission
5.875%, 06/01/2029 (A)	210	197
4.750%, 10/01/2027 (A)	545	505
3.750%, 01/30/2031 (A)	1,485	1,221
American Airlines
5.750%, 04/20/2029 (A)	5,056	4,621
5.500%, 04/20/2026 (A)	2,287	2,199
American Airlines Group
3.750%, 03/01/2025 (A)	1,988	1,684
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,692	1,510
APi Group DE
4.750%, 10/15/2029 (A)	623	540
4.125%, 07/15/2029 (A)	214	177
Artera Services
9.033%, 12/04/2025 (A)	1,443	1,202
ATS Corp
4.125%, 12/15/2028 (A)	270	233
Avianca Midco 2
9.000%, 12/01/2028 (A)	1,763	1,305
Avis Budget Car Rental
5.750%, 07/15/2027 (A)	315	285
5.375%, 03/01/2029 (A)	598	512
Boeing
3.625%, 02/01/2031	824	722
Bombardier
7.875%, 04/15/2027 (A)	2,881	2,795
7.500%, 03/15/2025 (A)	407	403
7.125%, 06/15/2026 (A)	425	412
Builders FirstSource
6.375%, 06/15/2032 (A)	236	222
4.250%, 02/01/2032 (A)	1,363	1,105
BWX Technologies
4.125%, 06/30/2028 (A)	762	685
4.125%, 04/15/2029 (A)	969	848
CDW
4.250%, 04/01/2028	370	341
3.250%, 02/15/2029	171	146
Chart Industries
9.500%, 01/01/2031 (A)	812	833
7.500%, 01/01/2030 (A)	119	120
CoreCivic
8.250%, 04/15/2026	267	274

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CoreLogic
4.500%, 05/01/2028 (A)	$2,471	$1,896
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,385	1,771
Delta Air Lines
4.750%, 10/20/2028 (A)	399	375
Deluxe
8.000%, 06/01/2029 (A)	2,480	2,040
Dycom Industries
4.500%, 04/15/2029 (A)	333	290
EnerSys
4.375%, 12/15/2027 (A)	559	503
EnPro Industries
5.750%, 10/15/2026	232	225
First Student Bidco
4.000%, 07/31/2029 (A)	15	12
Fortress Transportation and Infrastructure Investors
5.500%, 05/01/2028 (A)	980	836
Garda World Security
9.500%, 11/01/2027 (A)	310	299
6.000%, 06/01/2029 (A)	242	197
GFL Environmental
5.125%, 12/15/2026 (A)	335	320
4.375%, 08/15/2029 (A)	1,264	1,071
4.000%, 08/01/2028 (A)	269	230
3.500%, 09/01/2028 (A)	3,013	2,649
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	175	139
5.625%, 06/01/2029 (A)	332	259
GrafTech Finance
4.625%, 12/15/2028 (A)	2,410	1,979
Granite US Holdings
11.000%, 10/01/2027 (A)	1,215	1,280
Griffon
5.750%, 03/01/2028	500	458
H&E Equipment Services
3.875%, 12/15/2028 (A)	2,460	2,095
Harsco
5.750%, 07/31/2027 (A)	465	367
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	2,146	1,942
Hertz
5.000%, 12/01/2029 (A)	479	363
4.625%, 12/01/2026 (A)	465	389
Icahn Enterprises
4.375%, 02/01/2029	523	442
IEA Energy Services
6.625%, 08/15/2029 (A)	1,225	1,152
JELD-WEN
6.250%, 05/15/2025 (A)	235	220
4.875%, 12/15/2027 (A)	225	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 12/15/2025 (A)	$355	$297
Korn Ferry
4.625%, 12/15/2027 (A)	2,522	2,323
Madison IAQ
5.875%, 06/30/2029 (A)	493	338
4.125%, 06/30/2028 (A)	170	142
Masonite International
5.375%, 02/01/2028 (A)	298	276
MasTec
4.500%, 08/15/2028 (A)	433	388
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	500	497
MIWD Holdco II
5.500%, 02/01/2030 (A)	221	176
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	5,936	–
PGT Innovations
4.375%, 10/01/2029 (A)	133	111
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,189	1,144
Raytheon Technologies
3.030%, 03/15/2052	780	529
2.820%, 09/01/2051	1,115	722
Sensata Technologies
4.375%, 02/15/2030 (A)	788	686
4.000%, 04/15/2029 (A)	816	704
3.750%, 02/15/2031 (A)	109	90
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,073
Spirit AeroSystems
9.375%, 11/30/2029 (A)	170	179
7.500%, 04/15/2025 (A)	268	265
4.600%, 06/15/2028	2,460	1,986
Standard Industries
5.000%, 02/15/2027 (A)	30	28
4.750%, 01/15/2028 (A)	768	691
3.375%, 01/15/2031 (A)	88	66
Stericycle
3.875%, 01/15/2029 (A)	284	248
Team Health Holdings
6.375%, 02/01/2025 (A)	3,363	1,938
Terex
5.000%, 05/15/2029 (A)	335	301
TK Elevator US Newco
5.250%, 07/15/2027 (A)	1,548	1,374
TransDigm
6.250%, 03/15/2026 (A)	2,275	2,244
5.500%, 11/15/2027	1,982	1,861
4.625%, 01/15/2029	988	869
Triumph Group
7.750%, 08/15/2025	730	621
6.250%, 09/15/2024 (A)	70	66

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tutor Perini
6.875%, 05/01/2025 (A)	$5,216	$4,564
Uber Technologies
7.500%, 09/15/2027 (A)	135	135
4.500%, 08/15/2029 (A)	244	213
United Airlines
4.625%, 04/15/2029 (A)	1,274	1,109
4.375%, 04/15/2026 (A)	2,232	2,069
United Rentals North America
6.000%, 12/15/2029 (A)	2,358	2,343
4.875%, 01/15/2028	875	829
Vertiv Group
4.125%, 11/15/2028 (A)	820	697
Wabash National
4.500%, 10/15/2028 (A)	240	204
WESCO Distribution
7.250%, 06/15/2028 (A)	468	474
7.125%, 06/15/2025 (A)	356	361
Western Global Airlines
10.375%, 08/15/2025 (A)	1,135	852
Wolverine Escrow
13.125%, 11/15/2027 (A)	100	25
9.000%, 11/15/2026 (A)	608	407

		89,861

Information Technology — 5.4%
ACI Worldwide
5.750%, 08/15/2026 (A)	394	382
Ahead DB Holdings
6.625%, 05/01/2028 (A)	2,330	1,873
ams-OSRAM
7.000%, 07/31/2025 (A)	1,617	1,521
Apple
2.700%, 08/05/2051	245	161
2.650%, 05/11/2050	2,560	1,694
2.650%, 02/08/2051	460	303
2.375%, 02/08/2041	435	307
Arches Buyer
6.125%, 12/01/2028 (A)	1,686	1,353
4.250%, 06/01/2028 (A)	213	167
Avaya
6.125%, 09/15/2028 (A)	4,019	1,226
Black Knight InfoServ
3.625%, 09/01/2028 (A)	196	170
Bread Financial Holdings
4.750%, 12/15/2024 (A)	840	745
Castle US Holding
9.500%, 02/15/2028 (A)	1,205	473
Ciena
4.000%, 01/31/2030 (A)	995	876
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	184	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 07/01/2028 (A)	$164	$142
Coherent
5.000%, 12/15/2029 (A)	1,972	1,701
CommScope
8.250%, 03/01/2027 (A)	5,776	4,476
7.125%, 07/01/2028 (A)	1,635	1,169
6.000%, 03/01/2026 (A)	845	780
4.750%, 09/01/2029 (A)	359	289
CommScope Technologies
6.000%, 06/15/2025 (A)	3,267	2,973
5.000%, 03/15/2027 (A)	195	132
Conduent Business Services
6.000%, 11/01/2029 (A)	310	253
Crowdstrike Holdings
3.000%, 02/15/2029	926	781
Elastic
4.125%, 07/15/2029 (A)	1,278	1,032
Entegris
4.375%, 04/15/2028 (A)	182	161
3.625%, 05/01/2029 (A)	2,714	2,210
Entegris Escrow
5.950%, 06/15/2030 (A)	50	46
4.750%, 04/15/2029 (A)	2,327	2,122
Gartner
4.500%, 07/01/2028 (A)	70	65
3.750%, 10/01/2030 (A)	47	40
3.625%, 06/15/2029 (A)	184	162
Go Daddy Operating
5.250%, 12/01/2027 (A)	1,191	1,127
Imola Merger
4.750%, 05/15/2029 (A)	921	799
Intel
3.200%, 08/12/2061	1,205	755
3.100%, 02/15/2060	360	222
3.050%, 08/12/2051	2,229	1,443
ION Trading Technologies S.A.R.L.
5.750%, 05/15/2028 (A)	2,145	1,789
Microsoft
2.525%, 06/01/2050	2,229	1,467
NCR
6.125%, 09/01/2029 (A)	450	421
5.750%, 09/01/2027 (A)	455	435
5.125%, 04/15/2029 (A)	203	170
5.000%, 10/01/2028 (A)	147	125
Northwest Fiber
4.750%, 04/30/2027 (A)	2,100	1,848
NVIDIA
2.850%, 04/01/2030	1,254	1,094
ON Semiconductor
3.875%, 09/01/2028 (A)	471	411
Open Text Holdings
4.125%, 02/15/2030 (A)	1,792	1,437

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
2.500%, 04/01/2025	$1,381	$1,302
Paysafe Finance
4.000%, 06/15/2029 (A)	3,328	2,571
Presidio Holdings
4.875%, 02/01/2027 (A)	260	237
PTC
4.000%, 02/15/2028 (A)	502	452
Science Applications International
4.875%, 04/01/2028 (A)	1,572	1,454
Seagate HDD Cayman
5.750%, 12/01/2034	1,648	1,397
3.375%, 07/15/2031	829	627
Sensata Technologies
5.875%, 09/01/2030 (A)	200	190
Sprint
7.625%, 02/15/2025	1,898	1,959
7.125%, 06/15/2024	1,307	1,333
Sprint Capital
8.750%, 03/15/2032	1,898	2,259
SS&C Technologies
5.500%, 09/30/2027 (A)	602	564
Synaptics
4.000%, 06/15/2029 (A)	1,610	1,356
VeriSign
4.750%, 07/15/2027	2,253	2,175
Veritas US
7.500%, 09/01/2025 (A)	3,850	2,652
ViaSat
6.500%, 07/15/2028 (A)	2,175	1,632
Virtusa
7.125%, 12/15/2028 (A)	1,327	1,008
Western Digital
4.750%, 02/15/2026	1,375	1,295
Xerox Holdings
5.500%, 08/15/2028 (A)	278	222
5.000%, 08/15/2025 (A)	278	256

		68,425

Materials — 8.1%
Alcoa Nederland Holding BV
5.500%, 12/15/2027 (A)	600	578
Arconic
6.125%, 02/15/2028 (A)	729	684
6.000%, 05/15/2025 (A)	228	224
ARD Finance
6.500% PIK, 06/30/2027 (A)	3,114	2,166
Ardagh Metal Packaging Finance USA
3.250%, 09/01/2028 (A)	840	714
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,781	1,695
5.250%, 08/15/2027 (A)	1,100	823

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 08/15/2026 (A)	$845	$732
Ashland
6.875%, 05/15/2043	851	834
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	2,203	1,773
ATI
5.875%, 12/01/2027	174	166
5.125%, 10/01/2031	80	70
4.875%, 10/01/2029	160	141
Avient
7.125%, 08/01/2030 (A)	69	67
Axalta Coating Systems
4.750%, 06/15/2027 (A)	394	364
3.375%, 02/15/2029 (A)	1,865	1,539
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,595	2,459
Ball
6.875%, 03/15/2028	2,113	2,170
3.125%, 09/15/2031	1,308	1,050
2.875%, 08/15/2030	1,629	1,300
Big River Steel
6.625%, 01/31/2029 (A)	213	203
Carpenter Technology
7.625%, 03/15/2030	60	60
6.375%, 07/15/2028	184	175
Celanese US Holdings
6.050%, 03/15/2025	2,253	2,244
CEMEX Materials
7.700%, 07/21/2025 (A)	2,320	2,315
CF Industries
5.150%, 03/15/2034	2,394	2,266
Chemours
5.750%, 11/15/2028 (A)	1,554	1,396
4.625%, 11/15/2029 (A)	1,316	1,076
Cleveland-Cliffs Inc
4.875%, 03/01/2031 (A)	119	105
4.625%, 03/01/2029 (A)	213	189
Cornerstone Chemical
6.750%, 08/15/2024 (A)	7,235	5,788
Crown Americas
4.750%, 02/01/2026	835	811
CVR Partners
6.125%, 06/15/2028 (A)	1,301	1,167
Domtar
6.750%, 10/01/2028 (A)	2,455	2,150
Eldorado
6.250%, 09/01/2029 (A)	793	694
Element Solutions
3.875%, 09/01/2028 (A)	2,462	2,093
ERO Copper
6.500%, 02/15/2030 (A)	2,690	2,169

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
First Quantum Minerals
7.500%, 04/01/2025 (A)	$258	$251
6.500%, 03/01/2024 (A)	1,811	1,772
Freeport-McMoRan
5.450%, 03/15/2043	1,705	1,538
5.400%, 11/14/2034	2,035	1,922
4.625%, 08/01/2030	611	569
Glatfelter
4.750%, 11/15/2029 (A)	154	93
Graham Packaging
7.125%, 08/15/2028 (A)	185	154
INEOS Quattro Finance II
3.375%, 01/15/2026 (A)	390	358
Infrabuild Australia Pty
12.000%, 10/01/2024 (A)	785	762
Innophos Holdings
9.375%, 02/15/2028 (A)	2,550	2,493
LABL
10.500%, 07/15/2027 (A)	290	270
6.750%, 07/15/2026 (A)	390	368
LSB Industries
6.250%, 10/15/2028 (A)	1,840	1,684
Martin Marietta Materials
2.400%, 07/15/2031	1,251	999
Mauser Packaging Solutions Holding
7.250%, 04/15/2025 (A)	3,853	3,563
5.500%, 04/15/2024 (A)	865	841
Methanex
5.125%, 10/15/2027	786	729
Mineral Resources
8.125%, 05/01/2027 (A)	2,420	2,437
Mineral Resources MTN
8.500%, 05/01/2030 (A)	235	238
8.000%, 11/01/2027 (A)	105	107
Mountain Province Diamonds
9.000%, 12/15/2025	2,191	2,125
NMG Holding
7.125%, 04/01/2026 (A)	1,685	1,579
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)(E)	2,115	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	590	530
5.000%, 05/01/2025 (A)	889	837
4.875%, 06/01/2024 (A)	300	290
4.250%, 05/15/2029 (A)	213	174
Novelis
4.750%, 01/30/2030 (A)	270	239
3.875%, 08/15/2031 (A)	2,104	1,718
3.250%, 11/15/2026 (A)	166	149
OI European Group BV
4.750%, 02/15/2030 (A)	2,010	1,760

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	$347	$337
5.875%, 08/15/2023 (A)	204	203
Pactiv Evergreen Group Issuer
4.000%, 10/15/2027 (A)	1,093	970
Polar US Borrower
6.750%, 05/15/2026 (A)	3,481	1,288
Rain CII Carbon
7.250%, 04/01/2025 (A)	3,675	3,387
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	4,570	3,681
4.875%, 05/01/2028 (A)	336	288
Scotts Miracle-Gro
4.500%, 10/15/2029	84	68
4.375%, 02/01/2032	212	160
4.000%, 04/01/2031	470	359
Smyrna Ready Mix Concrete
6.000%, 11/01/2028 (A)	790	707
Summit Materials
5.250%, 01/15/2029 (A)	1,704	1,586
Tacora Resources
8.250%, 05/15/2026 (A)	1,685	1,213
Taseko Mines
7.000%, 02/15/2026 (A)	1,659	1,459
Trident TPI Holdings
9.250%, 08/01/2024 (A)	2,168	2,060
TriMas
4.125%, 04/15/2029 (A)	294	257
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	460	378
5.125%, 04/01/2029 (A)	156	101
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	200	184
5.500%, 08/15/2026 (A)	599	549
Tronox
4.625%, 03/15/2029 (A)	4,329	3,598
United States Steel
6.875%, 03/01/2029	293	284
Valvoline
3.625%, 06/15/2031 (A)	1,409	1,156
Venator Finance Sarl
9.500%, 07/01/2025 (A)	250	180
5.750%, 07/15/2025 (A)	280	96
WR Grace Holdings
5.625%, 08/15/2029 (A)	103	83
4.875%, 06/15/2027 (A)	300	266

		99,897

Real Estate — 2.3%
American Tower
3.700%, 10/15/2049	150	106
3.100%, 06/15/2050	565	356

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.950%, 01/15/2051	$1,230	$761
2.100%, 06/15/2030	1,378	1,091
Brookfield Property REIT
5.750%, 05/15/2026 (A)	153	140
Crown Castle
3.250%, 01/15/2051	225	146
2.900%, 04/01/2041	1,310	897
Cushman & Wakefield US Borrower
6.750%, 05/15/2028 (A)	405	386
Diversified Healthcare Trust
9.750%, 06/15/2025	406	389
4.750%, 05/01/2024	450	380
4.375%, 03/01/2031	1,725	1,094
Howard Hughes
5.375%, 08/01/2028 (A)	1,071	965
Iron Mountain
5.250%, 03/15/2028 (A)	756	695
5.250%, 07/15/2030 (A)	865	752
5.000%, 07/15/2028 (A)	255	229
4.875%, 09/15/2029 (A)	2,554	2,228
4.500%, 02/15/2031 (A)	268	220
Outfront Media Capital
4.250%, 01/15/2029 (A)	2,335	1,937
Prologis
3.000%, 04/15/2050	475	318
2.125%, 10/15/2050	920	510
Realogy Group
5.250%, 04/15/2030 (A)	367	268
RHP Hotel Properties
4.750%, 10/15/2027	798	722
4.500%, 02/15/2029 (A)	269	232
SBA Communications
3.125%, 02/01/2029	1,320	1,098
Service Properties Trust
5.500%, 12/15/2027	460	396
4.950%, 02/15/2027	2,340	1,843
4.500%, 06/15/2023	547	538
4.375%, 02/15/2030	3,820	2,524
3.950%, 01/15/2028	215	153
Uniti Group
6.000%, 01/15/2030 (A)	1,383	875
VICI Properties
5.750%, 02/01/2027 (A)	204	199
5.625%, 05/01/2024 (A)	185	183
4.625%, 06/15/2025 (A)	261	250
4.625%, 12/01/2029 (A)	598	544
4.500%, 09/01/2026 (A)	125	118
4.500%, 01/15/2028 (A)	95	87
4.250%, 12/01/2026 (A)	429	400
4.125%, 08/15/2030 (A)	2,956	2,587
3.875%, 02/15/2029 (A)	227	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 02/15/2027 (A)	$2,040	$1,852

		28,668

Utilities — 1.4%
Calpine
5.000%, 02/01/2031 (A)	175	147
4.625%, 02/01/2029 (A)	225	193
Clearway Energy Operating LLC
3.750%, 02/15/2031 (A)	2,394	1,988
Duke Energy Carolinas
6.050%, 04/15/2038	418	440
Florida Power & Light
2.450%, 02/03/2032	845	704
NRG Energy
6.625%, 01/15/2027	54	54
5.750%, 01/15/2028	155	145
5.250%, 06/15/2029 (A)	335	296
3.875%, 02/15/2032 (A)	1,011	759
3.625%, 02/15/2031 (A)	3,164	2,405
3.375%, 02/15/2029 (A)	145	117
PacifiCorp
5.750%, 04/01/2037	418	425
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,659	1,487
PG&E
5.250%, 07/01/2030	63	57
5.000%, 07/01/2028	284	259
Pike
5.500%, 09/01/2028 (A)	2,292	2,004
Solaris Midstream Holdings
7.625%, 04/01/2026 (A)	980	975
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(F)(G)	1,050	955
Vistra Operations
5.625%, 02/15/2027 (A)	1,660	1,575
5.000%, 07/31/2027 (A)	1,826	1,695
4.375%, 05/01/2029 (A)	1,401	1,207
4.300%, 07/15/2029 (A)	375	338

		18,225

Total Corporate Obligations
(Cost $1,168,488) ($ Thousands)		982,370

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 9.0%
Other Asset-Backed Securities — 9.0%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
4.423%, ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(B)(D)(F)(H)	$587	$18
Ares XXXIV CLO, Ser 2020-2A, Cl FR
12.679%, ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(B)(F)	1,446	1,173
B&M CLO, Ser 2014-1A, Cl E
9.829%, ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(B)(F)	450	184
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(B)(C)(F)	4,490	123
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(B)(C)(F)	3,390	1,356
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(B)(C)(F)	4,450	3,560
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(B)(C)(F)	5,857	3,485
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(C)(F)	4,663	2,331
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(C)	3,427	2,570
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(B)(C)(F)	2,128	1,383
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (B)(C)	4,839	3,291
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(C)(F)	2,531	278
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(I)	7	2,596
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(I)	2,293	940
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(I)	6,387	–
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (B)(C)	10,259	3,601
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(C)(F)	7,502	2,785
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(C)(F)	6,715	25
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)(C)	6,720	2,419
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(B)(C)(F)	7,631	3,510

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(C)(F)	$3,809	$1,794
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(B)(C)(F)	3,486	2,426
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(B)(C)(F)	2,261	1,772
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (B)(C)	5,130	3,654
Blue Ridge CLO II, Ser 2014-2A, Cl E
6.844%, ICE LIBOR USD 3 Month + 5.800%, 07/18/2026 (A)(B)(D)(F)	2,571	–
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(C)(F)	2,725	845
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(C)(F)	3,139	942
First Eagle Clarendon Fund CLO, Ser 2015-1A, Cl E
10.408%, ICE LIBOR USD 3 Month + 6.050%, 01/25/2027 (A)(B)(F)	1,345	1,320
Great Lakes CLO, Ser 2015-1A, Cl ER
11.439%, ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(B)(F)	3,253	2,858
Great Lakes CLO, Ser 2015-1A, Cl FR
14.079%, ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(B)(F)	1,198	962
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(C)(F)	4,519	1,853
Great Lakes CLO, Ser 2017-1A, Cl ER
11.579%, ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(B)(F)	3,321	2,968
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2033 (A)(B)(C)(F)	2,484	1,304
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(B)(C)(F)	651	446
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
11.264%, ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(B)(F)	1,559	1,318
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(B)(C)(F)	1,169	748
LCM CLO, Ser 31A
0.000%, 01/20/2032 (B)(C)	1,115	754
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(C)(F)	3,797	1,595

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
10.208%, ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(B)(F)	$2,499	$2,068
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(B)(C)(F)	3,640	1,383
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (B)(C)	1,924	1,370
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (B)(C)	3,294	1,960
Neuberger Berman Loan Advisers CLO XXXVIII
0.000%, 10/20/2032 (B)(C)	3,438	2,227
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(B)(C)(F)	1,095	658
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(B)(F)	14	9
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E
11.443%, ICE LIBOR USD 3 Month + 7.200%, 01/20/2027 (A)(B)(F)	2,058	2,027
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(C)(F)	7,983	2,829
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(C)(F)	1,655	662
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(B)(C)(F)	1,224	1,046
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (B)(C)	4,413	3,349
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(C)	6,388	192
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034 (A)(B)(C)(F)	1,999	1,179
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(C)(F)	9,085	5,858
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(B)(C)(F)	4,194	2,391
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(B)(C)(F)	2,978	1,707
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(B)(C)(F)	3,528	2,046
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (B)(C)	5,352	2,944
Venture CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(C)(F)	11,892	3,805
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(C)(F)	2,030	508

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(C)(F)	$1,609	$354
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(C)(F)	3,228	1,081
Voya CLO, Ser 2020-2
0.000%, 07/19/2034 (B)(C)	4,915	4,131
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (B)(C)	6,577	4,538

Total Asset-Backed Securities
(Cost $68,369) ($ Thousands)		113,509

LOAN PARTICIPATIONS — 8.2%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
9.884%, LIBOR + 5.500%, 03/04/2027 (F)	174	166
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
8.993%, LIBOR + 4.750%, 04/20/2028 (F)(J)	100	99
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 05/17/2028 (F)	331	246
Adient U.S. LLC, Term B-1 Loan, 1st Lien
7.634%, LIBOR + 3.500%, 04/10/2028 (F)	279	276
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
9.884%, LIBOR + 5.500%, 10/10/2025 (F)	984	915
Alvogen Pharma U.S. Inc., June 2002 Loan
12.230%, CME Term SOFR + 7.500%, 06/30/2025 (F)	1,801	1,567
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
9.884%, LIBOR + 5.500%, 09/01/2027 (F)	307	277
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
9.884%, LIBOR + 5.500%, 09/01/2027 (F)	1,000	897
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (B)	1,199	1,193
Avaya Inc., Tranche B-1 Term Loan, 1st Lien
8.568%, LIBOR + 4.250%, 12/15/2027 (F)(J)	311	104

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Avaya Inc., Tranche B-2 Term Loan, 1st Lien
8.318%, LIBOR + 4.000%, 12/15/2027 (F)(J)	$586	$197
Bausch Health Companies Inc., Second Amendment Term Loan, 1st Lien
9.667%, CME Term SOFR + 5.250%, 02/01/2027 (F)(J)	2,234	1,690
Blackhawk Network Cov-Lite, Term Loan, 2nd Lien
10.938%, 06/15/2026	1,412	1,201
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
10.867%, LIBOR + 6.500%, 10/23/2023 (B)(E)(F)	382	374
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
10.867%, LIBOR + 6.500%, 04/23/2024 (E)(F)	1,635	1,349
BWay Holding Co., Initial Term Loan, 1st Lien
7.370%, LIBOR + 3.250%, 04/03/2024 (F)(J)	1,085	1,058
BYJU's Alpha Inc., Initial Term Loan
10.699%, LIBOR + 6.000%, 11/24/2026 (F)(J)	2,781	2,199
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
7.134%, LIBOR + 2.750%, 12/23/2024 (F)	1,736	1,730
Carestream Take Back, 1st Lien
12.180%, CME Term SOFR + 7.500%, 09/30/2027 (B)(F)	1,312	991
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 01/29/2027 (F)(J)	659	401
Cenveo, 1st Lien
11.781%, 12/31/2024 (B)	466	466
Cision, Incremental Term Loan B, 1st Lien
8.384%, LIBOR + 4.000%, 01/29/2027 (F)(J)	850	516
Claire's Stores, Inc., Initial Term Loan, 1st Lien
10.884%, LIBOR + 6.500%, 12/18/2026 (F)	1,110	997
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
7.480%, LIBOR + 2.750%, 09/18/2024 (F)	2,490	2,235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 01/04/2026 (F)(J)	$2,377	$1,365
Delivery Hero, 1st Lien
10.008%, CME Term SOFR + 5.750%, 08/12/2027 (F)(J)	1,082	1,038
Delta Topco, Inc., Initial Term Loan, 2nd Lien
11.654%, CME Term SOFR + 7.250%, 12/01/2028 (F)	877	683
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 10/04/2028 (F)	121	108
DexKo Global Inc., Term B Loan, 1st Lien
8.480%, LIBOR + 3.750%, 10/04/2028 (F)	222	198
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 08/02/2027 (F)	1,205	1,171
DMT Solutions Global, Initial Term Loan
12.238%, LIBOR + 7.500%, 07/02/2024 (B)(F)	542	510
11.237%, LIBOR + 7.500%, 07/02/2024 (B)(F)	585	550
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.481%, CME Term SOFR + 7.500%, 11/23/2026 (B)(F)	2,770	2,687
Envision Healthcare Corp., 1st Lien
12.605%, CME Term SOFR + 7.875%, 03/31/2027 (F)	584	517
Envision Healthcare Corp., Second Out Term Loan, 1st Lien
8.830%, CME Term SOFR + 4.250%, 03/31/2027 (F)(J)	4,873	1,657
Envision Healthcare Corp., Third Out Term Loan, 1st Lien
8.330%, CME Term SOFR + 3.750%, 03/31/2027 (F)	814	203
Epic Crude Services, LP, Term Loan, 1st Lien
9.740%, LIBOR + 5.000%, 03/02/2026 (F)	913	810
Epic Y-Grade Services, LP, Term Loan, 1st Lien
10.700%, LIBOR + 6.000%, 06/30/2027 (F)(J)	6,697	5,961

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Student Bidco Inc, Initial Term B Loan, 1st Lien
7.726%, LIBOR + 3.000%, 07/21/2028 (F)	$243	$219
First Student Bidco Inc, Initial Term C Loan, 1st Lien
7.726%, LIBOR + 3.000%, 07/21/2028 (F)	90	82
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
8.680%, CME Term SOFR + 4.000%, 07/21/2028 (F)	254	240
First Student Bidco Inc., 2022 Incremental Term C Loan, 1st Lien
8.680%, CME Term SOFR + 4.000%, 07/21/2028 (F)	18	17
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
12.730%, LIBOR + 8.000%, 06/30/2027 (F)	223	218
Freeport LNG Investments, LLLP, 1st Lien
%, 11/16/2026 (J)	679	640
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
7.743%, LIBOR + 3.500%, 12/21/2028 (F)(J)	316	300
GatesAir, Term Loan
13.703%, 08/01/2027 (B)(E)	1,144	1,144
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
8.384%, LIBOR + 4.000%, 12/01/2027 (F)	280	269
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
9.230%, LIBOR + 4.500%, 08/18/2028 (F)(J)	1,283	1,245
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
8.634%, LIBOR + 4.250%, 03/14/2025 (F)	441	311
Grab Holdings, Inc., Initial Term Loan, 1st Lien
8.890%, LIBOR + 4.500%, 01/29/2026 (F)	2,696	2,655
Graham Packaging Co. Inc., Initial Term Loan (2021), 1st Lien
7.384%, LIBOR + 3.000%, 08/04/2027 (F)	344	337
Gulf Finance, LLC, Term Loan, 1st Lien
10.970%, LIBOR + 6.750%, 08/25/2026 (F)	2,730	2,559

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
7.884%, LIBOR + 3.500%, 12/16/2024 (F)	$302	$291
Hudson River Trading LLC, Term Loan, 1st Lien
7.438%, CME Term SOFR + 3.000%, 03/20/2028 (F)	1,908	1,801
Hyland Software Inc., Term Loan 3, 1st Lien
7.884%, LIBOR + 3.500%, 07/01/2024 (F)	1,987	1,958
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
7.384%, LIBOR + 3.000%, 05/01/2026 (F)	426	390
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
7.445%, CME Term SOFR + 4.250%, 02/01/2029 (F)	853	822
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
7.134%, LIBOR + 2.750%, 02/05/2025 (F)(J)	1,460	1,445
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (B)(D)(F)	2,253	—
Journey Personal Care Corp., Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 03/01/2028 (F)	2,005	1,454
Jump Financial LLC, Term Loan, 1st Lien
9.342%, CME Term SOFR + 4.500%, 08/07/2028 (F)	2,223	2,107
KNS Acquisition Corp., Initial Term Loan, 1st Lien
10.420%, LIBOR + 6.250%, 04/21/2027 (F)	1,884	1,698
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 10/29/2028 (F)	285	270
LifeScan Global Corp., Initial Term Loan, 1st Lien
9.743%, LIBOR + 6.000%, 10/01/2024 (F)(J)	5,688	4,078
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
10.073%, CME Term SOFR + 5.750%, 02/01/2027 (F)	1,149	1,049

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
10.073%, CME Term SOFR + 5.750%, 02/01/2027 (F)	$65	$60
Lumileds, 1st Lien
13.676%, CME Term SOFR + 9.000%, 10/31/2027 (F)	152	131
Madison IAQ, LLC, Initial Term Loan, 1st Lien
7.988%, LIBOR + 3.250%, 06/21/2028 (F)	248	230
Magnite, Inc., Initial Term Loan, 1st Lien
8.570%, LIBOR + 5.000%, 04/28/2028 (F)	630	587
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
11.509%, LIBOR + 8.125%, 02/16/2025 (F)	3,526	3,288
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.019%, CME Term SOFR + 5.750%, 08/18/2028 (B)(F)	531	434
9.424%, LIBOR + 4.750%, 08/18/2028 (B)(F)	1,087	877
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 10/23/2028 (F)	166	158
Misys Limited, Dollar Term Loan, 1st Lien
6.871%, LIBOR + 3.500%, 06/13/2024 (F)	830	732
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
8.944%, CME Term SOFR + 4.750%, 05/02/2029 (F)(J)	820	766
MLN US HoldCo, LLC, Term B Loan, 1st Lien
8.252%, LIBOR + 4.500%, 11/30/2025 (F)	647	202
Monitronics International Inc, Term Loan, 1st Lien
11.915%, LIBOR + 6.500%, 03/29/2024 (F)	215	141
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
11.440%, LIBOR + 7.000%, 10/26/2028 (F)(J)	1,563	1,003
Naked Juice LLC, Initial Loan, 2nd Lien
10.680%, CME Term SOFR + 6.000%, 01/24/2030 (F)	1,145	901
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
10.634%, LIBOR + 6.250%, 11/05/2029 (F)	667	616

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
7.165%, LIBOR + 2.750%, 10/01/2025 (F)	$418	$412
OLA Netherlands B.V., Initial Term Loan
10.675%, LIBOR + 6.250%, 12/15/2026 (F)	2,243	2,109
Olympus Water US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.500%, LIBOR + 3.750%, 11/09/2028 (F)	86	82
Open Text Holdings Inc., 1st Lien
%, 11/16/2029 (F)(J)	1,095	1,069
Park River Holdings Inc., Initial Term Loan, 1st Lien
6.993%, LIBOR + 3.250%, 12/28/2027 (F)	126	110
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
7.835%, CME Term SOFR + 3.250%, 03/03/2028 (F)	345	334
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 11/15/2028 (F)	255	245
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
12.389%, LIBOR + 8.000%, 03/20/2024 (E)(F)	574	466
12.384%, LIBOR + 8.000%, 03/20/2024 (E)(F)	535	434
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
11.594%, CME Term SOFR + 7.500%, 02/01/2030 (F)	808	486
Revlon Consumer Products Corp., 2016 Term Loan, 1st Lien
5.576%, LIBOR + 3.500%, 09/07/2023 (D)(F)	4,875	902
Serta Simmons Bedding, LLC, Initial Exchange Term Loan, 1st Lien
12.269%, LIBOR + 7.500%, 08/10/2023 (F)	378	172
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
9.384%, LIBOR + 5.000%, 09/25/2026 (F)(J)	188	106
Smyrna Ready Mix Concrete, LLC, Initial Term Loan, 1st Lien
8.673%, CME Term SOFR + 4.250%, 04/02/2029 (F)(J)	610	597

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SP PF Buyer LLC, Closing Date Term Loan, 1st Lien
8.884%, LIBOR + 4.500%, 12/22/2025 (F)	$1,486	$971
SPX Flow, Inc., Term Loan, 1st Lien
8.923%, CME Term SOFR + 4.500%, 04/05/2029 (F)(J)	203	189
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
7.782%, LIBOR + 5.000%, 04/16/2026 (F)	3,010	2,778
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
9.230%, LIBOR + 4.500%, 12/04/2026 (F)(J)	89	82
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
8.480%, LIBOR + 3.750%, 10/01/2026 (F)	776	742
SWF Holdings I Corp., Initial Term Loan, 1st Lien
8.753%, LIBOR + 4.000%, 10/06/2028 (F)(J)	1,282	1,044
Syniverse Holdings, Initial Term Loan, 1st Lien
10.553%, CME Term SOFR + 7.000%, 05/13/2027 (F)	1,661	1,443
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.573%, CME Term SOFR + 5.250%, 03/02/2027 (F)(J)	1,878	1,404
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
7.134%, LIBOR + 2.750%, 02/06/2024 (F)	254	217
Tibco Software, 2nd Lien
9.000%, 09/20/2029 (B)(F)	422	354
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
6.871%, LIBOR + 3.500%, 07/30/2027 (F)(J)	272	261
Tortoise Borrower, LLC, Initial Term Loan, 1st Lien
7.915%, 01/31/2025	1,010	598
Travelport Finance (Luxembourg) S.a r.l., 2021 Consented Term Loan, 1st Lien
9.730%, LIBOR + 5.000%, 05/29/2026 (F)(J)	951	642
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
6.230%, LIBOR + 1.500%, 02/28/2025 (F)(J)	771	771

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Traverse Midstream Partners LLC, Advance, 1st Lien
8.950%, CME Term SOFR + 4.250%, 09/27/2024 (F)	$2,357	$2,349
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 03/31/2028 (F)	204	189
Tutor Perini Corporation, Term Loan, 1st Lien
9.134%, LIBOR + 4.750%, 08/18/2027 (B)(F)	2,031	1,904
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
9.438%, LIBOR + 5.000%, 06/26/2026 (F)	476	263
Venator Finance S.A.R.L. (Venator Materials LLC), Initial Term Loan, 1st Lien
7.730%, LIBOR + 3.000%, 08/08/2024 (F)	458	329
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
8.359%, LIBOR + 4.000%, 08/20/2025 (F)	1,504	1,376
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
8.073%, CME Term SOFR + 3.750%, 10/19/2027 (F)	435	420
Wilsonart LLC, Tranche E Term Loan, 1st Lien
7.980%, LIBOR + 3.250%, 12/31/2026 (F)(J)	1,019	968

Total Loan Participations
(Cost $118,871) ($ Thousands)		103,145

	Shares
COMMON STOCK — 1.2%
21st Century Oncology Private Company *(B)	15,311	213
Aquity Holdings *(B)	85,745	965
Arctic Canadian Diamond Company Ltd *(B)	1,054	—
Carestream Health Holdings Inc *(B)	69,956	1,500
CHC Group LLC *	399	—
Chesapeake Energy Corp	3,418	323
Chord Energy Corp	2,778	380
Clear Channel Outdoor Holdings Inc, Cl A *	202,317	212
Copper Property Pass-Through Certificates *(B)	118,100	1,476
EP Energy Corp *	15,235	99
Frontier Communications Parent Inc *	14,785	377

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guitar Center *(B)(E)	13,905	$2,662
Gulfport Energy Corp *	7,278	536
Gymboree Holding *(B)(E)	10,471	—
Gymboree Holding Corp *(B)(E)	29,841	—
iHeartMedia Inc *	37,193	228
Intelsat Jackson Holdings *(B)	39,805	1,015
Lumileds Common Bright Bidco *	5,198	87
Mallinckrodt PLC *	8,281	64
Medical Card Systems *(B)	284,758	126
Monitronics International Inc *(B)	211,006	1,078
MYT Holding LLC, Ser B *(B)	274,755	79
Neiman Marcus Group *(B)	6,554	1,147
Nine West FKA Premier Brands *(B)(E)	92,548	39
Parker Drilling Co *(B)(E)	79,089	561
Penney Borrower LLC *(B)	19,723	98
Quad/Graphics Inc *	54	—
Rue 21 *	1,835	—
SandRidge Energy Inc *	20	—
VICI Properties Inc ‡	39,310	1,274
Windstream Services *(B)	10,897	55

Total Common Stock
(Cost $17,344) ($ Thousands)		14,594

PREFERRED STOCK — 0.7%
Boardriders Inc., Ser A, 0.000% *(B)(E)(G)	215,931	250
Bowlero, 0.000% *(B)(G)	1,110	1,132
Claire's Stores, 0.000% *(B)(E)(G)	823	943
Crestwood Equity Partners, 9.250% (G)	113,214	981
FHLMC, 0.000% *(C)(F)(G)	16,903	43
FNMA, 0.000% *(C) (F)(G)	24,650	63
Foresight, 0.000% *(B)(G)	32,601	342
Guitar Center, 0.000% *(B)(E)(G)	365	33
Gulfport Energy, 10.000% *(B)(G)	28	147
Ladenburg Thalmann Financial Services, 6.500% *	65,290	1,143
MPLX, 8.462% *(B)(G)	23,039	829
MYT Holding LLC, 10.000%	325,766	331
Syniverse, 0.000% *(B)(G)	2,682,813	2,575

Total Preferred Stock
(Cost $8,773) ($ Thousands)		8,812

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.5%
Avaya
8.000% , 12/15/2027	$1,995	658
Chesapeake Energy Corp (Escrow Security)
5.500% , 12/31/2049	100	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
DISH Network
3.375% , 08/15/2026	$465	$292
DraftKings Holdings
0.000%, 03/15/2028(I)	851	526
Liberty Interactive
4.000% , 11/15/2029	123	41
3.750% , 02/15/2030	2,634	896
Liberty Latin America
2.000% , 07/15/2024	1,145	1,016
North Sea Natural Resources
0.000%, (B)(C)(G)	570	570
Silver Airways LLC
13.000% , 12/31/2027(B)	1,932	1,932
Spotify USA
0.000%, 03/15/2026(I)	851	685

Total Convertible Bonds
(Cost $9,068) ($ Thousands)		6,618

	Number of Warrants
WARRANTS — 0.1%
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(B)(E)	3,680	342
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(B)(E)	3,681	206
Intelsat Jackson Holdings
Strike Price *‡‡(B)	4	–
Neiman Marcus Group
Strike Price *‡‡(B)	3,938	174
Silver Airways
Strike Price $– *‡‡	–	–
Windstream
Strike Price $– *‡‡(B)	104	1
Windstream Services
Strike Price $– *‡‡(B)	12,184	61

Total Warrants
(Cost $435) ($ Thousands)		784

	Number of Rights
RIGHTS — 0.0%
Intelsat Jackson Holdings *‡‡(B)	8,336	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.240% **†(K)	1,145	$1

Total Affiliated Partnership
(Cost $1) ($ Thousands)		1

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	12,013,604	12,014

Total Cash Equivalent
(Cost $12,014) ($ Thousands)		12,014

Total Investments in Securities — 99.1%
(Cost $1,403,363) ($ Thousands)		$1,241,847

Percentages are based on Net Assets of $1,253,448 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $819,044 ($ Thousands), representing 65.3% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	Security is in default on interest payment.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of December 31, 2022 was $8,803 ($ Thousands) and represented 0.7% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(I)	Zero coupon security.
(J)	Unsettled bank loan. Interest rate may not be available.
(K)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2022 was $1 ($ Thousands).

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$—	$—	$—	$1	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	15,930	116,232	(120,148)	—	—	12,014	194	—
Totals	$15,931	$116,232	$(120,148)	$—	$—	$12,015	$194	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

High Yield Bond Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at December 31, 2022, is as follow:

Description	Number of Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Guitar Center	13,905	1/8/2021	$1,762	$2,662
Gymboree Holding	10,471	10/2/2017	131	–
Gymboree Holding Corp	29,841	10/2/2017	541	–
Nine West FKA Premier Brands	92,548	5/20/2019	1,967	39
Parker Drilling Co	76,272	3/26/2019	962	541
Parker Drilling Co	2,817	3/26/2019	38	20
Corporate Obligation
Aventine (Escrow Security)	$2,750	4/21/2010	–	–
Northwest Acquisitions ULC	2,115	10/1/2019	1,493	–
Loan Participation
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien	382	9/4/2020	382	374
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien	1,635	9/4/2020	1,346	1,349
GatesAir, Term Loan	1,144	8/9/2022	1,112	1,144
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien	574	3/21/2019	522	466
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien	535	3/21/2019	522	434
Preferred Stock
Boardriders Inc.	215,931	9/4/2020	–	250
Claire's Stores	351	10/22/2018	105	790
Claire's Stores	472	12/10/2018	871	153
Guitar Center	365	1/8/2021	34	33
Warrant
Guitar Center	3,382	1/8/2021	186	326
Guitar Center	3,681	1/8/2021	132	206
Guitar Center	298	1/8/2021	11	16
			$12,117	$8,803

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 37.0%
Communications — 0.9%
Telstra
4.573%, 01/04/2023 (A)	$3,115	$3,113

Consumer Discretionary — 1.8%
AutoZone
4.478%, 01/06/2023 (A)	3,200	3,197
Hyundai Capital America
4.524%, 01/17/2023 (A)	3,200	3,193

		6,390

Consumer Staples — 2.0%
Cargill
4.277%, 01/03/2023 (A)	5,000	4,997
Mondelez International
4.606%, 01/03/2023 (A)	2,325	2,324

		7,321

Financials — 27.0%
Alinghi Funding
3.064%, 05/17/2023 (A)(B)	1,000	981
Antalis
4.424%, 03/16/2023 (A)(B)	1,500	1,485
3.550%, 01/06/2023 (A)	2,000	1,998
Aquitaine Funding
4.428%, 01/20/2023 (A)	5,000	4,987
Australia & New Zealand Banking Group
0.000%, 04/26/2023 (B)(E)	2,500	2,501
Autobahn Funding
4.215%, 01/04/2023 (A)	5,000	4,997
Barton Capital
4.123%, 01/05/2023 (A)	3,000	2,998
Bayerische Landesbank
4.334%, 01/03/2023 (A)	10,000	9,995
Bedford Row Funding
4.334%, 01/04/2023 (A)	10,000	9,994
Bennington Stark Capital
4.354%, 01/04/2023 (A)	3,000	2,998
BPCE
4.250%, 09/01/2023 (A)(B)	1,500	1,447
1.420%, 02/22/2023 (A)(B)	2,000	1,987
Citigroup Global Markets
3.356%, 01/09/2023 (A)(B)	2,000	1,998
Columbia Funding
4.239%, 01/06/2023 (A)	3,000	2,998
3.859%, 01/04/2023 (A)	3,000	2,998
Dexia Credit Local
4.233%, 01/17/2023 (A)	2,000	1,996
Lime Funding
4.502%, 02/02/2023 (A)	2,000	1,992

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
LMA-Americas
5.340%, 04/28/2023 (A)	$4,000	$3,935
Mackinac Funding
4.427%, 01/19/2023 (A)	7,000	6,983
Macquarie Bank
4.150%, 01/04/2023 (B)(E)	1,500	1,500
National Bank of Canada
0.000%, 01/04/2023 (A)	3,000	3,000
National Securities Clearing
4.317%, 01/10/2023 (A)	8,000	7,990
Omers Finance Trust
4.215%, 01/05/2023 (A)	6,000	5,999
PSP Capital
4.027%, 08/17/2023 (A)(B)	1,500	1,453
Starbird Funding
3.766%, 02/23/2023 (A)(B)	1,500	1,490
Toronto-Dominion Bank
1.348%, 02/17/2023 (A)(B)	2,000	1,988
VW Credit
4.518%, 01/03/2023 (A)	3,200	3,198

		95,886

Industrials — 1.1%
Caterpillar Financial Services
4.321%, 01/25/2023 (A)	4,000	3,988

Information Technology — 2.7%
Amphenol
4.566%, 01/04/2023 (A)	3,200	3,198
Fidelity National Information Services
4.621%, 01/10/2023 (A)	3,200	3,195
Fiserv
4.500%, 01/05/2023 (A)	3,200	3,198

		9,591

Materials — 0.8%
Amcor Finance USA
4.656%, 01/09/2023 (A)	2,750	2,746

Utilities — 0.7%
PPL Capital Funding
4.719%, 01/13/2023 (A)	2,500	2,495

Total Commercial Paper
(Cost $131,602) ($ Thousands)		131,530

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 4.6%
Consumer Discretionary — 1.1%
Jets Stadium Development
4.650%, 04/01/2047 (B)(C)	$3,900	$3,900

Financials — 3.5%
Bank of Nova Scotia
4.800%, U.S. SOFR + 0.500%, 05/05/2023 (C)	4,000	4,002
Credit Suisse NY
4.493%, SOFRINDX + 0.280%, 02/10/2023 (C)	2,000	1,999
Lloyds Bank Corporate Markets NY
4.570%, U.S. SOFR + 0.270%, 01/24/2023 (C)	700	700
MUFG Bank NY
4.610%, U.S. SOFR + 0.300%, 03/10/2023 (C)	1,500	1,500
Natixis NY
4.580%, U.S. SOFR + 0.280%, 02/07/2023 (C)	2,000	2,000
Protective Life Global Funding
4.873%, U.S. SOFR + 0.550%, 03/31/2023 (B)(C)	1,035	1,035
Standard Chartered Bank NY
4.600%, U.S. SOFR + 0.300%, 03/13/2023 (C)	1,000	1,000

		12,236

Total Corporate Obligations
(Cost $16,135) ($ Thousands)		16,136

MUNICIPAL BOND — 0.2%
California — 0.2%
Tender Option Bond Trust Receipts, Ser 2021-XMT0950, RB
4.170%, 11/01/2035 (B)(C)	750	750

Total Municipal Bond

(Cost $750) ($ Thousands)		750

CERTIFICATES OF DEPOSIT — 41.8%
Bank of Montreal IL
4.850%, 06/06/2023	1,000	1,001
4.600%, 01/09/2023	5,000	5,000
4.300%, 05/05/2023	1,000	1,000
2.800%, 05/12/2023	1,000	1,000
0.360%, 01/06/2023	2,000	2,000
Bank of Nova Scotia
4.810%, 03/16/2023	2,000	2,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
4.460%, 08/18/2023 (B)	$1,500	$1,502
Barclays Bank
4.920%, 04/05/2023	1,500	1,501
BPCE
4.800%, 02/01/2023	1,500	1,501
Canadian Imperial Bank of Commerce NY
4.600%, 01/06/2023	1,000	1,000
4.550%, 07/21/2023	1,000	1,002
4.450%, 07/03/2023	2,000	2,004
4.310%, 03/15/2023	2,000	2,001
Chariot Funding
4.400%, 05/31/2023	3,000	3,000
4.330%, 01/20/2023	3,000	3,001
Citibank
4.420%, 09/21/2023	1,000	1,000
4.160%, 09/01/2023	1,250	1,250
Commonwealth Bank of Australia
4.400%, 07/13/2023	2,000	2,002
4.250%, 02/21/2023 (B)	2,000	2,001
DNB Bank
4.290%, 05/26/2023 (B)	3,000	3,003
HSBC Bank
4.400%, 06/06/2023 (B)	2,000	2,001
ING US Funding
4.400%, 05/22/2023	4,000	4,004
4.320%, 02/27/2023	2,500	2,501
Landesbank Baden-Wuerttemberg NY
4.300%, 01/04/2023	6,000	6,000
Macquarie Bank
4.400%, 03/03/2023 (B)	2,000	2,001
4.400%, 06/22/2023 (B)	3,000	3,003
4.300%, 01/18/2023 (B)	4,000	4,001
Mizuho Bank
4.300%, 03/17/2023	2,000	2,001
MUFG Bank NY
4.270%, 02/24/2023	2,000	2,000
2.840%, 06/20/2023	1,000	1,001
National Australia Bank
4.880%, 06/25/2023	2,000	2,002
4.300%, 03/14/2023 (B)	2,000	2,001
4.200%, 05/12/2023 (B)	1,500	1,500
4.170%, 04/13/2023 (B)	2,000	2,001
National Bank of Canada
4.700%, 01/13/2023 (B)	2,000	2,000
Natixis
4.470%, 05/04/2023	3,500	3,505
Nordea Bank Abp NY
2.760%, 05/24/2023	1,500	1,500
Old Line Funding
4.360%, 03/01/2023	4,000	4,001
4.310%, 05/04/2023	4,000	4,001
3.580%, 02/16/2023	6,000	6,002

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Ridgefield Funding
4.850%, 02/02/2023	$2,000	$2,000
Royal Bank of Canada
4.080%, 07/14/2023	1,200	1,192
3.840%, 10/19/2023	1,000	1,002
3.550%, 01/04/2023 (B)	1,000	1,000
Royal Bank of Nova Scotia
4.950%, 06/14/2023	2,000	2,003
Standard Chartered Bank NY
4.910%, 01/31/2023	1,000	1,000
4.850%, 02/09/2023	3,000	3,001
4.850%, 05/04/2023	1,500	1,501
Sumitomo Mitsui Banking
4.900%, 05/03/2023	2,000	2,002
4.850%, 01/06/2023	2,500	2,500
4.710%, 03/14/2023	3,000	3,000
4.570%, 01/19/2023	1,500	1,500
Sumitomo Mitsui Trust Bank
4.760%, 02/22/2023	2,000	2,001
Svenska Handelsbanken NY
4.960%, 07/03/2023	2,000	2,003
Swedbank NY
4.910%, 04/19/2023	3,000	3,002
Toronto-Dominion Bank
5.260%, 05/01/2023	2,000	2,003
4.120%, 08/28/2023	1,000	992
2.800%, 05/08/2023	1,500	1,489
1.970%, 03/09/2023	2,000	2,001
0.800%, 03/31/2023 (B)	1,500	1,501
0.550%, 06/02/2023	2,000	2,002
UBS
3.596%, 02/21/2023	3,000	3,001
Wells Fargo Bank
4.150%, 03/23/2023	4,000	4,001
Westpac Banking
4.330%, 07/07/2023	2,000	2,002
4.280%, 03/24/2023 (B)	2,000	2,001
4.210%, 03/27/2023	4,000	4,001
Total Certificates of Deposit
(Cost $148,443) ($ Thousands)		148,497

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	2,099	2

Total Cash Equivalent
(Cost $2) ($ Thousands)		2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS — 16.4%
Bank of America Securities
4.300%, dated 12/30/2022, to be repurchased on 1/3/2023, repurchase price $48,310,072 (collateralized by GNMA obligations, ranging in par value $2,357,830 - $10,270,185, 3.000% - 4.500%, 7/20/2048 - 6/20/2051; with total market value $49,252,740) (D)	$48,287	$48,287
Goldman Sachs & Co
4.300%, dated 12/30/2022, to be repurchased on 1/3/2023, repurchase price $2,000,956 (collateralized by GNMA obligation, par value $2,332,407, 2.950%, 8/15/2057; with total market value $2,040,001) (D)	2,000	2,000
TD Securities
4.300%, dated 12/30/2022, to be repurchased on 1/3/2023, repurchase price $8,003,824 (collateralized by FNMA obligation, par value $11,687,942, 2.000%, 4/1/2051; with total market value $8,240,000) (D)	8,000	8,000

Total Repurchase Agreements
(Cost $58,287) ($ Thousands)		58,287

Total Investments in Securities — 100.0%
(Cost $355,219) ($ Thousands)		$355,202

Percentages are based on Net Assets of $355,326 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $52,031 ($ Thousands), representing 14.6% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Tri-Party Repurchase Agreement.
(E)	No Interest Rate Available.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Conservative Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/22	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$—	$1,866	$(1,864)	$—	$—	$2	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 87.6%
Arizona — 0.9%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
3.150%, 09/01/2035 (A)(B)	$1,500	$1,500

Colorado — 2.4%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
3.000%, 11/01/2040 (A)	4,150	4,150

Connecticut — 1.6%
Connecticut State, Ser C, GO
3.160%, 05/15/2034 (A)	2,870	2,870

District of Columbia — 1.0%
RBC Municipal Products Trust, Ser 2018-G63, GO
3.160%, 12/01/2023 (A)(B)(C)	1,100	1,100
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
3.710%, 10/01/2053 (A)(B)(C)	670	670

		1,770

Florida — 7.2%
Escambia County, Solid Waste Disposal, Florida Power & Light, RB
2.900%, 04/01/2039 (A)	3,300	3,300
Hillsborough County, Industrial Development Authority, Baycare Health System, RB
2.900%, 11/15/2042 (A)(B)	1,150	1,150
Lucie County, Florida Power & Light Project, RB
2.750%, 09/01/2028 (A)	5,100	5,100
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
3.200%, 04/01/2032 (A)(B)	2,895	2,895

		12,445

Georgia — 1.1%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB
3.350%, 01/01/2048 (A)(B)	2,000	2,000

Illinois — 8.3%
Aurora, Fox Valley Counseling Center, RB
3.120%, 05/01/2028 (A)(B)	1,710	1,710
Illinois State, Development Finance Authority, Glenwood School For Boys, RB
3.210%, 02/01/2033 (A)(B)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
3.200%, 06/01/2029 (A)(B)	$3,800	$3,800
Illinois State, Finance Authority, Advocate Health Care Network, Sub-Ser C3A, RB
3.150%, 11/01/2038 (A)	2,400	2,400
Illinois State, Finance Authority, The Care Foundation, RB
3.000%, 08/15/2052 (A)(B)	4,500	4,500

		14,410

Indiana — 1.0%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
3.280%, 04/01/2030 (A)(C)	1,770	1,770

Iowa — 3.9%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
3.200%, 12/01/2041 (A)(B)(C)	2,000	2,000
Iowa State, Finance Authority, Mortgage-Backed Securities Program, RB
3.080%, 01/01/2047 (A)	400	400
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
3.220%, 09/01/2036 (A)	1,500	1,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB
3.220%, 05/01/2023 (A)	3,000	3,000

		6,900

Louisiana — 0.9%
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
3.600%, 11/01/2040 (A)	1,500	1,500

Maryland — 0.6%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
3.130%, 02/01/2041 (A)	1,070	1,070

Michigan — 0.8%
Central Michigan University, Ser A, RB
3.130%, 10/01/2032 (A)(B)	1,400	1,400

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi — 3.2%
Jackson County, Port Facility, Chevron USA Project, RB
2.750%, 06/01/2023 (A)	$500	$500
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
2.750%, 11/01/2035 (A)	3,100	3,100
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
2.750%, 12/01/2030 (A)	2,000	2,000

		5,600

Missouri — 3.2%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
3.160%, 04/15/2034 (A)(B)	2,100	2,100
RBC Municipal Products Trust, Ser C-16, RB
3.180%, 09/01/2039 (A)(B)(C)	3,500	3,500

		5,600

Nevada — 0.4%
Tender Option Bond Trust Receipts, Ser 2020-XF2858, RB
2.960%, 07/01/2050 (A)(C)	700	700

New Jersey — 12.8%
Berlin, GO
4.500%, 09/26/2023	4,600	4,627
Deptford, Ser A, GO
4.000%, 07/11/2023	3,000	3,007
Park Ridge, GO
4.500%, 04/28/2023	3,650	3,658
Plainsboro, GO
4.500%, 07/26/2023	1,500	1,507
4.000%, 07/26/2023	3,000	3,007
River Vale, GO
4.000%, 07/14/2023	1,900	1,904
Voorhees, Ser A, GO
4.000%, 09/27/2023	4,572	4,587

		22,297

New York — 5.9%
New York City, Water & Sewer System, Municipal Water Finance Authority, RB
2.690%, 06/15/2043 (A)	3,000	3,000
New York State, Housing Finance Agency, Ser A, RB
3.420%, 11/01/2050 (A)(B)	2,500	2,500
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB
3.200%, 08/01/2036 (A)(B)	1,100	1,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
RBC Municipal Products Trust, Ser 2018-G5, GO
3.160%, 10/01/2025 (A)(B)(C)	$1,900	$1,900
Tender Option Bond Trust Receipts, Ser 2017-XF0550, RB
3.160%, 02/15/2042 (A)(C)	2,000	2,000

		10,500

North Carolina — 3.1%
Charlotte, Governmental Facilities Project, RB
3.130%, 06/01/2033 (A)	1,965	1,965
North Carolina State, Medical Care Commission, Moses Cone Health System, Ser A, RB
3.080%, 10/01/2035 (A)	3,475	3,475

		5,440

Ohio — 1.1%
Miami County, GO
3.250%, 07/27/2023	1,950	1,942

Pennsylvania — 2.6%
Butler County, Industrial Development Authority, Concordia Lutheran Ministries, Ser A-R, RB
3.200%, 05/01/2034 (A)(B)	1,340	1,340
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
3.050%, 11/15/2029 (A)	175	175
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
4.300%, 12/01/2037 (A)(B)	3,000	3,000

		4,515

South Carolina — 3.2%
South Carolina State, Public Service Authority, Ser A, RB
3.170%, 01/01/2036 (A)(B)	5,000	5,000
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
3.250%, 12/01/2055 (A)(C)	500	500

		5,500

South Dakota — 1.7%
South Dakota State, Housing Development Authority, Ser A, RB
3.150%, 11/01/2062 (A)	2,915	2,915

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 0.9%
Clarksville, Public Building Authority, Pooled Financing, RB
3.160%, 06/01/2029 (A)(B)	$600	$600
Johnson City, Health & Educational Facilities Board, Ser 2022B, RB
3.160%, 07/01/2045 (A)(B)	1,020	1,020

		1,620

Texas — 11.1%
Harris County, Health Facilities Development Authority, Methodist Hospital System Project, RB
2.800%, 12/01/2041 (A)	600	600
Houston, Combined Utility System Revenue, RB
3.150%, 05/15/2034 (A)(B)	1,100	1,100
North Fort Bend, Water Authority, Ser 2019-XF0816, RB
3.230%, 06/15/2027 (A)(C)	1,150	1,150
Pasadena, Independent School District, Ser B, GO, AGM
3.000%, 02/01/2035 (A)	1,150	1,150
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
3.200%, 03/01/2039 (A)	5,300	5,300
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, Ser A, RB
3.150%, 12/01/2040 (A)	2,200	2,200
Tarrant County, Cultural Education Facilities Finance, Christus Health, RB
3.200%, 07/01/2047 (A)(B)	1,525	1,525
Texas State, Veterans Bonds, GO
3.130%, 12/01/2047 (A)	1,920	1,920
Texas State, Veterans Bonds, Ser B, GO
3.250%, 12/01/2042 (A)	2,500	2,500
Texas State, Veterans Bonds, Ser B-REMK, GO
3.250%, 12/01/2043 (A)	2,000	2,000

		19,445

Utah — 1.0%
Utah State, Water Finance Agency, Ser B-2-REMK, RB
3.200%, 10/01/2035 (A)	1,705	1,705

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 1.1%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
3.140%, 05/15/2042 (A)	$1,835	$1,835

Washington — 0.6%
Washington State Housing Finance Commission, Ser VR, RB
3.100%, 12/01/2046 (A)	1,000	1,000

West Virginia — 0.7%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
3.130%, 06/01/2034 (A)(B)	1,165	1,165

Wisconsin — 5.3%
Eau Claire Area, School District, RB
4.000%, 06/21/2023	1,400	1,400
Jefferson, School District, RB
4.000%, 06/28/2023	1,900	1,902
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.100%, 03/01/2041 (A)	1,845	1,845
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
3.100%, 05/01/2046 (A)	2,000	2,000
Wisconsin State, Ser A, GO
3.300%, 05/01/2023 (A)	2,000	1,997

		9,144

Total Municipal Bonds
(Cost $152,788) ($ Thousands)		152,708

TAX-EXEMPT COMMERCIAL PAPER — 12.2%
District of Columbia
2.550%, 01/18/2023	2,000	1,999
King County
2.900%, 01/17/2023	3,000	2,998
Michigan State University
2.930%, 01/06/2023	5,500	5,499
New York & New Jersey, Port Authority
3.700%, 01/24/2023	2,700	2,699
University of Minnesota
2.400%, 01/10/2023	5,000	4,998

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
TAX-EXEMPT COMMERCIAL PAPER (continued)
University of Texas
2.100%, 01/05/2023	$3,000	$2,997

Total Tax-Exempt Commercial Paper
(Cost $21,200) ($ Thousands)		21,190

Total Investments in Securities — 99.8%
(Cost $173,988) ($ Thousands)		$173,898

Percentages are based on Net Assets of $174,247 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $15,290 ($ Thousands), representing 8.8% of the Net Assets of the Fund.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	$9,181	$9,188
2.375%, 01/15/2027	5,796	5,912
2.000%, 01/15/2026	5,886	5,879
1.625%, 10/15/2027	14,627	14,609
0.625%, 01/15/2024	16,304	15,957
0.625%, 01/15/2026	12,469	11,969
0.500%, 04/15/2024	9,104	8,853
0.375%, 07/15/2025	14,832	14,245
0.375%, 01/15/2027	11,798	11,125
0.375%, 07/15/2027	12,994	12,246
0.250%, 01/15/2025	13,516	12,965
0.125%, 07/15/2024	14,791	14,314
0.125%, 10/15/2024	13,181	12,694
0.125%, 04/15/2025	10,776	10,269
0.125%, 10/15/2025	13,135	12,482
0.125%, 04/15/2026	10,122	9,515
0.125%, 07/15/2026	12,426	11,709
0.125%, 10/15/2026	14,047	13,166

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2027	$14,588	$13,594

Total U.S. Treasury Obligations
(Cost $236,715) ($ Thousands)		220,691

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	2,884,812	2,885

Total Cash Equivalent
(Cost $2,885) ($ Thousands)		2,885

Total Investments in Securities — 100.8%
(Cost $239,600) ($ Thousands)		$223,576

Percentages are based on Net Assets of $221,867 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2022.
†	Investment in Affiliated Security.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,251	$41,729	$(40,095)	$—	$—	$2,885	$6	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.1%

Communication Services — 6.5%
Activision Blizzard Inc	12,966	$992
Alphabet Inc, Cl A *	109,062	9,622
Alphabet Inc, Cl C *	96,700	8,580
AT&T Inc	129,849	2,391
Charter Communications Inc, Cl A *	1,918	650
Comcast Corp, Cl A	78,628	2,750
DISH Network Corp, Cl A *	5,102	72
Electronic Arts Inc	4,735	579
Fox Corp, Cl A	5,671	172
Fox Corp, Cl B	2,766	79
Interpublic Group of Cos Inc/The	7,327	244
Live Nation Entertainment Inc *	2,607	182
Lumen Technologies Inc	16,783	88
Match Group Inc *	5,306	220
Meta Platforms Inc, Cl A *	41,002	4,934
Netflix Inc *	8,129	2,397
News Corp, Cl A	7,362	134
News Corp, Cl B	2,517	46
Omnicom Group Inc	3,726	304
Paramount Global, Cl B	9,371	158
Take-Two Interactive Software Inc, Cl A *	2,921	304
T-Mobile US Inc *	10,898	1,526
Verizon Communications Inc	76,610	3,018
Walt Disney Co/The *	33,283	2,892
Warner Bros Discovery Inc *	41,113	390

		42,724
Consumer Discretionary — 8.8%
Advance Auto Parts Inc	1,151	169
Amazon.com Inc, Cl A *	162,120	13,618
Aptiv PLC *	5,056	471
AutoZone Inc *	365	900
Bath & Body Works Inc	4,129	174
Best Buy Co Inc	3,630	291
Booking Holdings Inc *	744	1,499
BorgWarner Inc	4,537	183
Caesars Entertainment Inc *	4,054	169
CarMax Inc *	2,945	179
Carnival Corp *	18,526	149
Chipotle Mexican Grill Inc, Cl A *	541	751
Darden Restaurants Inc	2,247	311
Dollar General Corp	4,114	1,013
Dollar Tree Inc *	3,858	546
Domino's Pizza Inc	670	232
DR Horton Inc	5,765	514
eBay Inc	9,818	407
Etsy Inc *	2,313	277
Expedia Group Inc *	2,812	246
Ford Motor Co	72,582	844
Garmin Ltd	2,900	268
General Motors Co	25,782	867

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genuine Parts Co	2,606	$452
Hasbro Inc	2,409	147
Hilton Worldwide Holdings Inc	4,909	620
Home Depot Inc/The	18,729	5,916
Las Vegas Sands Corp *	6,165	296
Lennar Corp, Cl A	4,595	416
LKQ Corp	4,716	252
Lowe's Cos Inc	11,319	2,255
Marriott International Inc/MD, Cl A	4,864	724
McDonald's Corp	13,395	3,530
MGM Resorts International	6,042	203
Mohawk Industries Inc *	1,020	104
Newell Brands Inc, Cl B	7,154	94
NIKE Inc, Cl B	22,959	2,686
Norwegian Cruise Line Holdings Ltd *	7,614	93
NVR Inc *	49	226
O'Reilly Automotive Inc *	1,104	932
Pool Corp	716	216
PulteGroup Inc	4,273	195
Ralph Lauren Corp, Cl A	828	88
Ross Stores Inc	6,307	732
Royal Caribbean Cruises Ltd *	4,056	201
Starbucks Corp	20,905	2,074
Tapestry Inc	4,253	162
Target Corp, Cl A	8,347	1,244
Tesla Inc *	49,041	6,041
TJX Cos Inc/The	21,159	1,684
Tractor Supply Co	2,000	450
Ulta Beauty Inc *	914	429
VF Corp	6,219	172
Whirlpool Corp	969	137
Wynn Resorts Ltd *	1,945	160
Yum! Brands Inc	5,099	653

		57,662
Consumer Staples — 6.5%
Altria Group Inc	32,620	1,491
Archer-Daniels-Midland Co	9,958	925
Brown-Forman Corp, Cl B	3,360	221
Campbell Soup Co	3,734	212
Church & Dwight Co Inc	4,434	357
Clorox Co/The	2,238	314
Coca-Cola Co/The	71,060	4,520
Colgate-Palmolive Co	15,171	1,195
Conagra Brands Inc	8,563	331
Constellation Brands Inc, Cl A	2,957	685
Costco Wholesale Corp	8,086	3,691
Estee Lauder Cos Inc/The, Cl A	4,185	1,038
General Mills Inc	10,728	899
Hershey Co/The	2,686	622
Hormel Foods Corp	5,223	238
J M Smucker Co/The	1,930	306

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kellogg Co	4,819	$343
Keurig Dr Pepper Inc	15,600	556
Kimberly-Clark Corp	6,146	834
Kraft Heinz Co/The	14,614	595
Kroger Co/The	11,990	535
Lamb Weston Holdings Inc	2,701	241
McCormick & Co Inc/MD	4,593	381
Molson Coors Beverage Co, Cl B	3,595	185
Mondelez International Inc, Cl A	24,902	1,660
Monster Beverage Corp *	7,008	712
PepsiCo Inc	25,092	4,533
Philip Morris International Inc	28,275	2,862
Procter & Gamble Co/The	43,277	6,559
Sysco Corp, Cl A	9,195	703
Tyson Foods Inc, Cl A	5,375	335
Walgreens Boots Alliance Inc	13,316	498
Walmart Inc	25,719	3,647

		42,224
Energy — 4.7%
APA Corp	6,052	283
Baker Hughes Co, Cl A	18,095	534
Chevron Corp	32,472	5,828
ConocoPhillips	22,664	2,674
Coterra Energy Inc	14,141	348
Devon Energy Corp	12,075	743
Diamondback Energy Inc, Cl A	3,183	435
EOG Resources Inc	10,726	1,389
EQT Corp	6,500	220
Exxon Mobil Corp	75,181	8,292
Halliburton Co	16,826	662
Hess Corp	4,985	707
Kinder Morgan Inc	36,378	658
Marathon Oil Corp	11,359	308
Marathon Petroleum Corp	8,653	1,007
Occidental Petroleum Corp	13,220	833
ONEOK Inc	8,049	529
Phillips 66	8,579	893
Pioneer Natural Resources Co	4,367	997
Schlumberger Ltd, Cl A	25,976	1,389
Targa Resources Corp	4,100	301
Valero Energy Corp	7,017	890
Williams Cos Inc/The	22,114	728

		30,648
Financials — 10.5%
Aflac Inc	10,207	734
Allstate Corp/The	4,820	654
American Express Co	10,897	1,610
American International Group Inc	13,436	850
Ameriprise Financial Inc	1,890	589
Aon PLC, Cl A	3,762	1,129
Arch Capital Group Ltd *	6,900	433

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arthur J Gallagher & Co	3,894	$734
Assurant Inc	1,043	130
Bank of America Corp	127,299	4,216
Bank of New York Mellon Corp/The	13,536	616
Berkshire Hathaway Inc, Cl B *	32,870	10,154
BlackRock Inc	2,717	1,925
Brown & Brown Inc	4,339	247
Capital One Financial Corp	6,931	644
Cboe Global Markets Inc	1,927	242
Charles Schwab Corp/The	27,805	2,315
Chubb Ltd	7,603	1,677
Cincinnati Financial Corp	2,890	296
Citigroup Inc	35,275	1,596
Citizens Financial Group Inc	8,808	347
CME Group Inc, Cl A	6,602	1,110
Comerica Inc	2,483	166
Discover Financial Services	5,049	494
Everest Re Group Ltd	673	223
Eversource Energy	6,408	537
FactSet Research Systems Inc	674	270
Fifth Third Bancorp	12,683	416
First Republic Bank/CA	3,377	412
Franklin Resources Inc	5,343	141
Globe Life Inc	1,700	205
Goldman Sachs Group Inc/The	6,168	2,118
Hartford Financial Services Group Inc/The	5,732	435
Huntington Bancshares Inc/OH	26,662	376
Intercontinental Exchange Inc	10,295	1,056
Invesco Ltd	8,378	151
JPMorgan Chase & Co	53,502	7,175
KeyCorp	17,116	298
Lincoln National Corp	2,895	89
Loews Corp	3,555	207
M&T Bank Corp	3,087	448
MarketAxess Holdings Inc	653	182
Marsh & McLennan Cos Inc	9,071	1,501
MetLife Inc	11,931	863
Moody's Corp	2,893	806
Morgan Stanley	24,004	2,041
MSCI Inc, Cl A	1,477	687
Nasdaq Inc, Cl A	6,321	388
Northern Trust Corp	3,829	339
PNC Financial Services Group Inc/The	7,309	1,154
Principal Financial Group Inc, Cl A	4,267	358
Progressive Corp/The	10,721	1,391
Prudential Financial Inc	6,618	658
Raymond James Financial Inc	3,572	382
Regions Financial Corp	17,315	373
S&P Global Inc	6,106	2,045
Signature Bank/New York NY, Cl B	1,157	133
SVB Financial Group, Cl B *	1,093	252
Synchrony Financial	8,044	264

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
T Rowe Price Group Inc	4,001	$436
Travelers Cos Inc/The	4,287	804
Truist Financial Corp	24,068	1,036
US Bancorp	24,577	1,072
W R Berkley Corp	3,857	280
Wells Fargo & Co	69,515	2,870
Willis Towers Watson PLC	1,963	480
Zions Bancorp NA	2,733	134

		68,394
Health Care — 14.2%
Abbott Laboratories	31,813	3,493
AbbVie Inc	32,282	5,217
Agilent Technologies Inc	5,479	820
Align Technology Inc *	1,295	273
AmerisourceBergen Corp, Cl A	2,951	489
Amgen Inc, Cl A	9,677	2,542
Baxter International Inc	9,349	477
Becton Dickinson and Co	5,219	1,327
Biogen Inc *	2,649	734
Bio-Rad Laboratories Inc, Cl A *	333	140
Bio-Techne Corp	2,692	223
Boston Scientific Corp *	26,316	1,218
Bristol-Myers Squibb Co	38,739	2,787
Cardinal Health Inc	4,713	362
Catalent Inc *	3,277	147
Centene Corp *	10,232	839
Charles River Laboratories International Inc *	965	210
Cigna Corp	5,599	1,855
Cooper Cos Inc/The, Cl A	866	286
CVS Health Corp	23,961	2,233
Danaher Corp, Cl A	11,955	3,173
DaVita Inc *	1,115	83
DENTSPLY SIRONA Inc	4,221	134
Dexcom Inc *	6,972	789
Edwards Lifesciences Corp, Cl A *	11,188	835
Elevance Health Inc	4,372	2,243
Eli Lilly & Co	14,369	5,257
Gilead Sciences Inc	22,854	1,962
HCA Healthcare Inc	3,879	931
Henry Schein Inc *	2,549	204
Hologic Inc *	4,629	346
Humana Inc	2,257	1,156
IDEXX Laboratories Inc *	1,536	627
Illumina Inc *	2,877	582
Incyte Corp *	3,471	279
Intuitive Surgical Inc *	6,465	1,715
IQVIA Holdings Inc *	3,369	690
Johnson & Johnson	47,747	8,434
Laboratory Corp of America Holdings	1,653	389
McKesson Corp	2,572	965

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medtronic PLC	24,420	$1,898
Merck & Co Inc	46,260	5,132
Mettler-Toledo International Inc *	444	642
Moderna Inc *	6,000	1,078
Molina Healthcare Inc *	1,060	350
Organon & Co	4,792	134
PerkinElmer Inc	2,283	320
Pfizer Inc	102,424	5,248
Quest Diagnostics Inc	1,996	312
Regeneron Pharmaceuticals Inc *	1,937	1,398
ResMed Inc	2,700	562
STERIS PLC	1,874	346
Stryker Corp	6,146	1,503
Teleflex Inc	800	200
Thermo Fisher Scientific Inc	7,140	3,932
UnitedHealth Group Inc	17,037	9,033
Universal Health Services Inc, Cl B	1,192	168
Vertex Pharmaceuticals Inc *	4,684	1,353
Viatris Inc, Cl W *	22,983	256
Waters Corp *	1,078	369
West Pharmaceutical Services Inc	1,349	317
Zimmer Biomet Holdings Inc	3,910	499
Zoetis Inc, Cl A	8,449	1,238

		92,754
Industrials — 7.8%
3M Co	10,161	1,219
A O Smith Corp	2,310	132
Alaska Air Group Inc *	2,514	108
Allegion PLC	1,633	172
American Airlines Group Inc *	12,281	156
AMETEK Inc	4,206	588
Boeing Co/The *	10,234	1,950
Carrier Global Corp	15,421	636
Caterpillar Inc, Cl A	9,474	2,270
CH Robinson Worldwide Inc	2,098	192
Cintas Corp	1,525	689
Copart Inc *	7,808	475
CoStar Group Inc *	7,300	564
CSX Corp	38,245	1,185
Cummins Inc	2,565	621
Deere & Co	4,976	2,134
Delta Air Lines Inc, Cl A *	11,884	391
Dover Corp	2,547	345
Eaton Corp PLC	7,266	1,140
Emerson Electric Co	10,719	1,030
Equifax Inc	2,292	445
Expeditors International of Washington Inc	2,992	311
Fastenal Co, Cl A	10,650	504
FedEx Corp	4,402	762
Fortive Corp	6,340	407
Generac Holdings Inc *	1,183	119

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Dynamics Corp	4,107	$1,019
General Electric Co	19,871	1,665
Honeywell International Inc	12,282	2,632
Howmet Aerospace Inc	6,932	273
Huntington Ingalls Industries Inc, Cl A	773	178
IDEX Corp	1,348	308
Illinois Tool Works Inc	5,135	1,131
Ingersoll Rand Inc	7,435	389
Jacobs Solutions Inc	2,332	280
JB Hunt Transport Services Inc	1,487	259
Johnson Controls International plc	12,657	810
L3Harris Technologies Inc	3,437	716
Leidos Holdings Inc	2,504	263
Lockheed Martin Corp	4,227	2,056
Masco Corp	4,259	199
Nordson Corp	963	229
Norfolk Southern Corp	4,238	1,044
Northrop Grumman Corp	2,663	1,453
Old Dominion Freight Line Inc, Cl A	1,686	478
Otis Worldwide Corp	7,662	600
PACCAR Inc	6,281	622
Parker-Hannifin Corp, Cl A	2,364	688
Pentair PLC	3,064	138
Quanta Services Inc	2,684	382
Raytheon Technologies Corp	26,826	2,707
Republic Services Inc	3,819	493
Robert Half International Inc	2,084	154
Rockwell Automation Inc	2,055	529
Rollins Inc	4,220	154
Snap-on Inc	1,018	233
Southwest Airlines Co, Cl A	10,927	368
Stanley Black & Decker Inc	2,799	210
Textron Inc	3,686	261
Trane Technologies PLC	4,243	713
TransDigm Group Inc	973	613
Union Pacific Corp	11,206	2,320
United Airlines Holdings Inc *	6,078	229
United Parcel Service Inc, Cl B	13,312	2,314
United Rentals Inc	1,249	444
Verisk Analytics Inc, Cl A	2,890	510
Waste Management Inc	6,818	1,070
Westinghouse Air Brake Technologies Corp	3,362	336
WW Grainger Inc	817	454
Xylem Inc/NY	3,324	368

		50,837
Information Technology — 22.9%
Accenture PLC, Cl A	11,495	3,067
Adobe Inc *	8,433	2,838
Advanced Micro Devices Inc *	29,415	1,905
Akamai Technologies Inc *	2,963	250
Amphenol Corp, Cl A	10,930	832

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Analog Devices Inc	9,332	$1,531
ANSYS Inc *	1,540	372
Apple Inc	273,189	35,495
Applied Materials Inc	15,663	1,525
Arista Networks Inc *	4,546	552
Autodesk Inc, Cl A *	3,954	739
Automatic Data Processing Inc	7,554	1,804
Broadcom Inc	7,408	4,142
Broadridge Financial Solutions Inc	2,134	286
Cadence Design Systems Inc *	5,010	805
CDW Corp/DE	2,507	448
Ceridian HCM Holding Inc *	2,606	167
Cisco Systems Inc	74,908	3,569
Cognizant Technology Solutions Corp, Cl A	9,517	544
Corning Inc, Cl B	14,059	449
DXC Technology Co *	4,309	114
Enphase Energy Inc *	2,508	665
EPAM Systems Inc *	1,061	348
F5 Inc, Cl A *	1,149	165
Fidelity National Information Services Inc, Cl B	10,736	729
First Solar Inc *	1,800	270
Fiserv Inc, Cl A *	11,557	1,168
FleetCor Technologies Inc *	1,344	247
Fortinet Inc *	11,735	574
Gartner Inc *	1,413	475
Gen Digital Inc	10,909	234
Global Payments Inc	4,894	486
Hewlett Packard Enterprise Co	23,724	379
HP Inc	15,968	429
Intel Corp	75,637	1,999
International Business Machines Corp	16,454	2,318
Intuit Inc	5,151	2,005
Jack Henry & Associates Inc	1,350	237
Juniper Networks Inc	5,854	187
Keysight Technologies Inc *	3,275	560
KLA Corp	2,546	960
Lam Research Corp	2,500	1,051
Mastercard Inc, Cl A	15,536	5,402
Microchip Technology Inc	10,193	716
Micron Technology Inc	19,704	985
Microsoft Corp	136,202	32,664
Monolithic Power Systems Inc	770	272
Motorola Solutions Inc	3,086	795
NetApp Inc	4,076	245
NVIDIA Corp	45,429	6,639
ON Semiconductor Corp *	7,800	487
Oracle Corp, Cl B	27,978	2,287
Paychex Inc	5,880	680
Paycom Software Inc *	887	275
PayPal Holdings Inc *	20,781	1,480
PTC Inc *	1,928	231

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qorvo Inc *	1,931	$175
QUALCOMM Inc	20,396	2,242
Roper Technologies Inc	1,945	840
Salesforce Inc *	18,203	2,413
Seagate Technology Holdings PLC	3,605	190
ServiceNow Inc *	3,663	1,422
Skyworks Solutions Inc	2,995	273
SolarEdge Technologies Inc *	964	273
Synopsys Inc *	2,795	892
Teledyne Technologies Inc *	890	356
Teradyne Inc	2,888	252
Texas Instruments Inc	16,554	2,735
Trimble Inc *	4,628	234
Tyler Technologies Inc *	709	229
VeriSign Inc *	1,712	352
Visa Inc, Cl A	29,863	6,204
Western Digital Corp *	5,724	180
Zebra Technologies Corp, Cl A *	977	251

		149,591
Materials — 2.0%
Air Products and Chemicals Inc	4,057	1,251
Albemarle Corp	2,140	464
Amcor PLC	27,772	331
Avery Dennison Corp	1,519	275
Ball Corp	5,890	301
Celanese Corp, Cl A	1,826	187
CF Industries Holdings Inc	3,690	314
Corteva Inc	13,193	775
Dow Inc	12,721	641
DuPont de Nemours Inc	9,156	628
Eastman Chemical Co	2,310	188
Ecolab Inc	4,512	657
FMC Corp	2,362	295
Freeport-McMoRan Inc, Cl B	25,956	986
International Flavors & Fragrances Inc	4,688	491
International Paper Co	6,708	232
LyondellBasell Industries NV, Cl A	4,733	393
Martin Marietta Materials Inc, Cl A	1,122	379
Mosaic Co/The	6,056	266
Newmont Corp	14,358	678
Nucor Corp	4,662	615
Packaging Corp of America	1,735	222
PPG Industries Inc	4,307	542
Sealed Air Corp	2,657	133
Sherwin-Williams Co/The, Cl A	4,349	1,032
Steel Dynamics Inc	3,000	293
Vulcan Materials Co	2,439	427
Westrock Co	4,612	162

		13,158
Real Estate — 2.4%
Alexandria Real Estate Equities Inc ‡	2,712	395

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Tower Corp, Cl A ‡	8,480	$1,797
AvalonBay Communities Inc ‡	2,526	408
Boston Properties Inc ‡	2,611	176
Camden Property Trust ‡	2,000	224
CBRE Group Inc, Cl A *	5,896	454
Crown Castle Inc ‡	7,832	1,062
Digital Realty Trust Inc, Cl A ‡	5,306	532
Equinix Inc ‡	1,718	1,125
Equity Residential ‡	6,299	372
Essex Property Trust Inc ‡	1,215	257
Extra Space Storage Inc ‡	2,508	369
Federal Realty Investment Trust ‡	1,352	137
Healthpeak Properties Inc ‡	9,561	240
Host Hotels & Resorts Inc ‡	13,523	217
Invitation Homes Inc ‡	10,900	323
Iron Mountain Inc ‡	5,478	273
Kimco Realty Corp ‡	11,574	245
Mid-America Apartment Communities Inc ‡	2,121	333
Prologis Inc ‡	16,800	1,894
Public Storage ‡	2,895	811
Realty Income Corp ‡	11,330	719
Regency Centers Corp ‡	2,794	175
SBA Communications Corp, Cl A ‡	1,988	557
Simon Property Group Inc ‡	6,033	709
UDR Inc ‡	5,695	220
Ventas Inc ‡	7,437	335
VICI Properties Inc ‡	17,400	564
Vornado Realty Trust ‡	3,022	63
Welltower Inc ‡	8,409	551
Weyerhaeuser Co ‡	13,248	411

		15,948
Utilities — 2.8%
AES Corp/The	12,555	361
Alliant Energy Corp	4,729	261
Ameren Corp	4,768	424
American Electric Power Co Inc	9,484	900
American Water Works Co Inc	3,376	515
Atmos Energy Corp	2,607	292
CenterPoint Energy Inc	11,486	344
CMS Energy Corp	5,315	337
Consolidated Edison Inc	6,536	623
Constellation Energy Corp	6,072	523
Dominion Energy Inc	15,113	927
DTE Energy Co	3,608	424
Duke Energy Corp	13,971	1,439
Edison International	7,104	452
Entergy Corp	3,739	421
Evergy Inc	4,343	273
Exelon Corp	18,219	788
FirstEnergy Corp	10,149	426
NextEra Energy Inc	36,248	3,030

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NiSource Inc	7,444	$204
NRG Energy Inc	4,296	137
PG&E Corp *	29,500	480
Pinnacle West Capital Corp	2,117	161
PPL Corp	13,625	398
Public Service Enterprise Group Inc	9,011	552
Sempra Energy	5,728	885
Southern Co/The	19,756	1,411
WEC Energy Group Inc	5,821	546
Xcel Energy Inc	9,877	692

		18,226
Total Common Stock
(Cost $301,028) ($ Thousands)		582,166

FOREIGN COMMON STOCK — 0.7%

China — 0.1%
NXP Semiconductors NV	4,718	746

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Switzerland — 0.1%
TE Connectivity Ltd	5,880	$675

United Kingdom — 0.5%
Linde PLC	9,031	2,946

Total Foreign Common Stock
(Cost $2,801) ($ Thousands)		4,367

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	7,338,323	7,338

Total Cash Equivalent
(Cost $7,338) ($ Thousands)		7,338

Total Investments in Securities — 90.9%
(Cost $311,167) ($ Thousands)		$593,871

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI^	298	Mar-2023	$59,317	$57,529	$(1,788)
S&P 500 Index E-MINI	42	Mar-2023	8,074	8,108	34
			$67,391	$65,637	$(1,754)

A list of open OTC swap agreements held by the Fund at December 31, 2022 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas^	BCOMTR/0.10%	0.10%	INDEX RETURN	Quarterly	03/10/2023	USD	46,868	$569	$–	$569
Goldman Sachs	GSINFCI1H23	NEGATIVE INDEX RETURN	POSITIVE INDEX RETURN	Quarterly	02/27/2023	USD	46,952	718	–	718
								$1,287	$–	$1,287

Percentages are based on Net Assets of $653,216 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
^	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of December 31, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Dynamic Asset Allocation Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$6,875	$25,558	$(25,095)	$—	$—	$7,338	$54	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 20.3%

Communication Services — 2.0%
Activision Blizzard Inc	2,487	$190
Clear Channel Outdoor Holdings Inc, Cl A *	18,171	19
Cogent Communications Holdings Inc	10,485	598
DISH Network Corp, Cl A *	51,891	729
Fox Corp, Cl A	1,714	52
Netflix Inc *	9,535	2,812
Take-Two Interactive Software Inc, Cl A *	30,437	3,169
TEGNA Inc	5,403	115
United States Cellular Corp *	1,570	33
Urban One	5,234	20
Urban One, Cl A	6,818	31
WideOpenWest Inc *	3,977	36
Windstream Services *(A)	5,206	26

		7,830
Consumer Discretionary — 2.1%
American Eagle Outfitters Inc	106,150	1,482
Everi Holdings Inc *	4,206	60
Full House Resorts *	43,178	325
G-III Apparel Group Ltd *	44,728	613
Guitar Center *(A)(B)	2,167	415
iRobot *	11,361	547
Monitronics International Inc *(A)	18,437	94
PlayAGS Inc *	16,034	82
Rent-A-Center Inc/TX	29,341	661
Vail Resorts Inc	13,006	3,100
Wynn Resorts Ltd *	12,223	1,008

		8,387
Consumer Staples — 0.4%
Albertsons Cos Inc, Cl A	38,417	797
Conagra Brands Inc	17,858	691

		1,488
Energy — 2.2%
Devon Energy Corp	10,118	622
Euronav	1,243	—
Halliburton Co	62,185	2,447
Hess Corp	1,127	160
Kinetik Holdings, Cl A	7,600	252
Matador Resources Co	9,332	534
Noble Corp PLC *	1,278	48
Parker Drilling Co *(A)(B)	4,414	31
RPC Inc	194,722	1,731
Transocean Ltd *	153,913	702
Valero Energy Corp	17,984	2,282

		8,809
Financials — 2.5%
Bread Financial Holdings	48,429	1,824
Capital One Financial Corp	10,008	930
Evercore Inc, Cl A	25,986	2,835

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Horizon Corp	53,862	$1,320
Morgan Stanley	15,268	1,298
Penney Borrower LLC *(A)	3,070	15
Robinhood Markets Inc, Cl A *	228,645	1,861

		10,083
Health Care — 1.1%
1Life Healthcare *	13,305	222
2seventy bio Inc *	2,200	21
Adaptimmune Therapeutics ADR *	25,396	37
Cano Health *	6,833	9
Carestream Health Holdings Inc *(A)	5,876	126
Charles River Laboratories International Inc *	11,389	2,482
Gilead Sciences Inc	10,909	936
Iovance Biotherapeutics Inc *	9,569	61
LHC Group Inc *	2,244	363
Opiant Pharmaceuticals *	9,347	190

		4,447
Industrials — 1.5%
Atlas Air Worldwide Holdings Inc *	3,784	381
Dycom Industries Inc *	8,709	815
Enovix Corp *	81,831	1,018
JetBlue Airways Corp *	19,390	126
Leonardo DRS *	186,232	2,380
Maxar Technologies Inc	1,191	62
Spirit Airlines Inc	62,852	1,224

		6,006
Information Technology — 5.0%
Akamai Technologies Inc *	19,759	1,666
Aquity Holdings Inc *(A)	3,945	44
Black Knight Inc *	8,215	507
Cirrus Logic Inc *	36,909	2,749
Coupa Software Inc *	16,325	1,292
Crowdstrike Holdings Inc, Cl A *	6,000	632
Everbridge Inc *	101,759	3,010
Flex *	41,387	888
ForgeRock Inc, Cl A *	1,142	26
Momentive Global Inc *	2,517	18
New Relic Inc *	28,798	1,626
Qorvo Inc *	3,201	290
Smartsheet Inc, Cl A *	63,937	2,517
Vishay Intertechnology Inc	107,740	2,324
VMware Inc, Cl A *	13,925	1,709
Vontier Corp	38,638	747

		20,045
Materials — 1.6%
Arctic Canadian Diamond Company Ltd *(A)	228	—
ATI Inc *	51,443	1,536
Century Aluminum Co *	255,611	2,091
Freeport-McMoRan Inc, Cl B	56,305	2,140

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Libbey Glass Inc. *(A)	1,227	$11
Lynas Rare Earths *	147,344	784

		6,562
Real Estate — 1.5%
Copper Property Pass-Through Certificates *(A)	18,673	233
iStar Inc ‡	81,986	626
Kimco Realty Corp ‡	73,139	1,549
Park Hotels & Resorts Inc ‡	182,815	2,155
STORE Capital Corp ‡	46,441	1,489

		6,052
Utilities — 0.4%
Consolidated Edison Inc	6,479	618
FirstEnergy Corp	15,046	631
Lumileds Common Bright Bidco *	964	16
NRG Energy Inc	11,644	370

		1,635
Total Common Stock
(Cost $78,202) ($ Thousands)		81,344

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 13.8%
Communication Services — 1.5%
Altice France
5.500%, 10/15/2029 (C)	$180	137
Altice France Holding
10.500%, 05/15/2027 (C)	95	72
AMC Entertainment Holdings
6.125%, 05/15/2027	55	14
5.750%, 06/15/2025	5	2
AMC Networks
4.250%, 02/15/2029	264	165
Audacy Capital
6.750%, 03/31/2029 (C)	245	42
6.500%, 05/01/2027 (C)	130	25
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (C)	590	354
CCO Holdings
6.375%, 09/01/2029 (C)	441	414
4.750%, 03/01/2030 (C)	180	155
4.500%, 08/15/2030 (C)	150	124
4.250%, 02/01/2031 (C)	125	100
4.250%, 01/15/2034 (C)	65	48
Charter Communications Operating
4.400%, 12/01/2061	40	26
3.950%, 06/30/2062	155	91
3.900%, 06/01/2052	100	63
3.700%, 04/01/2051	120	73

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clear Channel International
6.625%, 08/01/2025 (C)	$403	$385
Comcast
2.987%, 11/01/2063	405	245
2.937%, 11/01/2056	295	182
DISH DBS
7.750%, 07/01/2026	275	222
7.375%, 07/01/2028	185	131
5.750%, 12/01/2028 (C)	135	108
5.250%, 12/01/2026 (C)	25	21
5.125%, 06/01/2029	145	94
Lumen Technologies
4.500%, 01/15/2029 (C)	275	190
4.000%, 02/15/2027 (C)	260	220
Salem Media Group
6.750%, 06/01/2024 (C)	161	156
Sinclair Television Group
4.125%, 12/01/2030 (C)	195	146
Spanish Broadcasting System
9.750%, 03/01/2026 (C)	200	115
Stagwell Global
5.625%, 08/15/2029 (C)	399	329
TEGNA
4.625%, 03/15/2028	438	416
T-Mobile USA
3.500%, 04/15/2031	210	181
3.375%, 04/15/2029	65	57
Urban One
7.375%, 02/01/2028 (C)	810	685
Verizon Communications
3.000%, 11/20/2060	20	12
2.987%, 10/30/2056	240	146
Windstream Escrow
7.750%, 08/15/2028 (C)	250	204

		6,150

Consumer Discretionary — 2.6%
1011778 BC ULC
4.000%, 10/15/2030 (C)	240	194
3.500%, 02/15/2029 (C)	177	152
Abercrombie & Fitch Management
8.750%, 07/15/2025 (C)	276	271
Academy
6.000%, 11/15/2027 (C)	230	220
Adient Global Holdings Ltd
4.875%, 08/15/2026 (C)	48	45
Altice Financing
5.750%, 08/15/2029 (C)	225	177
American Greetings
8.750%, 04/15/2025 (C)	225	216
Aramark Services
6.375%, 05/01/2025 (C)	280	277

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bath & Body Works
7.600%, 07/15/2037		$5	$4
6.750%, 07/01/2036		175	154
6.625%, 10/01/2030 (C)		60	56
Bloomin' Brands
5.125%, 04/15/2029 (C)		374	315
Caesars Entertainment
8.125%, 07/01/2027 (C)		359	353
Caesars Resort Collection
5.750%, 07/01/2025 (C)		429	420
Carnival
10.500%, 02/01/2026 (C)		95	95
9.875%, 08/01/2027 (C)		270	255
5.750%, 03/01/2027 (C)		15	11
4.000%, 08/01/2028 (C)		45	37
Cengage Learning
9.500%, 06/15/2024 (C)		185	176
Clarios Global
6.750%, 05/15/2025 (C)		93	93
4.375%, 05/15/2026	EUR	224	221
CMG Media
8.875%, 12/15/2027 (C)		$430	324
CSC Holdings
7.500%, 04/01/2028 (C)		100	68
5.750%, 01/15/2030 (C)		130	73
Dave & Buster's
7.625%, 11/01/2025 (C)		241	242
Diamond Sports Group
6.625%, 08/15/2027 (C)		312	2
5.375%, 08/15/2026 (C)		480	56
DirecTV Financing
5.875%, 08/15/2027 (C)		80	72
Empire Resorts
7.750%, 11/01/2026 (C)		510	409
Ferrellgas
5.875%, 04/01/2029 (C)		361	297
Ford Motor Credit
5.113%, 05/03/2029		55	50
4.271%, 01/09/2027		30	27
3.815%, 11/02/2027		315	277
2.900%, 02/10/2029		10	8
General Motors
4.875%, 10/02/2023		648	646
Golden Entertainment
7.625%, 04/15/2026 (C)		437	431
Jacobs Entertainment
6.750%, 02/15/2029 (C)		170	153
Las Vegas Sands
3.200%, 08/08/2024		631	596
Liberty Interactive
8.250%, 02/01/2030		485	221

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MGM Resorts International
5.750%, 06/15/2025		$393	$382
Midwest Gaming Borrower
4.875%, 05/01/2029 (C)		314	267
NCL
7.750%, 02/15/2029 (C)		159	120
5.875%, 03/15/2026 (C)		100	79
5.875%, 02/15/2027 (C)		428	371
3.625%, 12/15/2024 (C)		515	440
PetSmart
4.750%, 02/15/2028 (C)		124	112
Royal Caribbean Cruises
11.625%, 08/15/2027 (C)		105	105
5.500%, 08/31/2026 (C)		160	135
StoneMor
8.500%, 05/15/2029 (C)		300	240
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (C)		155	145
VOC Escrow
5.000%, 02/15/2028 (C)		165	142
VZ Secured Financing BV
5.000%, 01/15/2032 (C)		145	118
WW International
4.500%, 04/15/2029 (C)		265	132
Wynn Las Vegas
5.500%, 03/01/2025 (C)		50	48
5.250%, 05/15/2027 (C)		60	54
4.250%, 05/30/2023 (C)		37	36
Wynn Macau
5.500%, 01/15/2026 (C)		95	87
5.500%, 10/01/2027 (C)		70	61
Wynn Resorts Finance
7.750%, 04/15/2025 (C)		120	119
Yum! Brands
5.375%, 04/01/2032		160	148

			11,035

Consumer Staples — 1.1%
Albertsons
7.500%, 03/15/2026 (C)		1,452	1,483
3.500%, 02/15/2023 (C)		400	397
BellRing Brands
7.000%, 03/15/2030 (C)		218	210
Coca-Cola
2.750%, 06/01/2060		72	48
2.500%, 06/01/2040		145	106
Dufry One BV
2.000%, 02/15/2027	EUR	384	334
New Albertsons
8.700%, 05/01/2030		$235	252
8.000%, 05/01/2031		60	62

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rite Aid
8.000%, 11/15/2026 (C)	$272	$145
US Foods
6.250%, 04/15/2025 (C)	898	889
Vector Group
10.500%, 11/01/2026 (C)	90	89
5.750%, 02/01/2029 (C)	305	264

		4,279

Energy — 2.3%
Aethon United BR
8.250%, 02/15/2026 (C)	160	159
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (C)	330	323
7.000%, 11/01/2026 (C)	41	40
Athabasca Oil
9.750%, 11/01/2026 (C)	22	23
Blue Racer Midstream
6.625%, 07/15/2026 (C)	155	150
Carrizo Oil & Gas
8.250%, 07/15/2025	200	199
Chesapeake Energy
5.500%, 02/01/2026 (C)	148	143
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (A)(D)	225	4
CITGO Petroleum
7.000%, 06/15/2025 (C)	206	201
Comstock Resources
5.875%, 01/15/2030 (C)	160	138
CrownRock
5.625%, 10/15/2025 (C)	263	254
DCP Midstream Operating
3.250%, 02/15/2032	125	103
Earthstone Energy Holdings
8.000%, 04/15/2027 (C)	185	177
Encino Acquisition Partners Holdings
8.500%, 05/01/2028 (C)	276	252
Enerflex
9.000%, 10/15/2027 (C)	132	132
EnLink Midstream
6.500%, 09/01/2030 (C)	25	25
5.625%, 01/15/2028 (C)	80	76
5.375%, 06/01/2029	230	213
EnLink Midstream Partners
8.879%, ICE LIBOR USD 3 Month + 4.110%(E)(F)	295	243
EQT
7.000%, 02/01/2030	115	119
Genesis Energy
8.000%, 01/15/2027	245	231
7.750%, 02/01/2028	160	147

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Greenfire Resources
12.000%, 08/15/2025 (C)	$189	$201
Harvest Midstream I
7.500%, 09/01/2028 (C)	467	446
ITT Holdings
6.500%, 08/01/2029 (C)	160	135
NGL Energy Operating
7.500%, 02/01/2026 (C)	360	321
NGL Energy Partners
7.500%, 11/01/2023	110	107
7.500%, 04/15/2026	165	126
6.125%, 03/01/2025	145	118
Northern Oil and Gas
8.125%, 03/01/2028 (C)	175	168
Occidental Petroleum
6.125%, 01/01/2031	125	126
4.625%, 06/15/2045	120	96
4.500%, 07/15/2044	10	8
4.400%, 04/15/2046	10	8
PBF Holding
6.000%, 02/15/2028	384	343
Petroleos Mexicanos
6.500%, 03/13/2027	1,006	918
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,463	933
Range Resources
8.250%, 01/15/2029	161	166
Rockcliff Energy II
5.500%, 10/15/2029 (C)	196	179
Shelf Drilling Holdings
8.250%, 02/15/2025 (C)	280	242
SM Energy
5.625%, 06/01/2025	585	562
Strathcona Resources
6.875%, 08/01/2026 (C)	497	363
Summit Midstream Holdings
8.500%, 10/15/2026 (C)	93	89
Transocean
11.500%, 01/30/2027 (C)	185	185
6.800%, 03/15/2038	175	111

		9,303

Financials — 0.8%
AG Issuer
6.250%, 03/01/2028 (C)	180	165
Armor Holdco
8.500%, 11/15/2029 (C)	315	236
Finance of America Funding
7.875%, 11/15/2025 (C)	475	245
Freedom Mortgage
8.250%, 04/15/2025 (C)	398	358
6.625%, 01/15/2027 (C)	360	280

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Home Point Capital
5.000%, 02/01/2026 (C)		$380	$263
LD Holdings Group
6.500%, 11/01/2025 (C)		290	196
6.125%, 04/01/2028 (C)		200	121
Novo Banco MTN
3.500%, 01/02/2043	EUR	20	17
3.500%, 01/23/2043		280	234
PennyMac Financial Services
5.750%, 09/15/2031 (C)		$40	32
4.250%, 02/15/2029 (C)		180	140
Rithm Capital
6.250%, 10/15/2025 (C)		280	251
United Wholesale Mortgage
5.750%, 06/15/2027 (C)		220	189
VistaJet Malta Finance
6.375%, 02/01/2030 (C)		265	213
WeWork
7.875%, 05/01/2025 (C)		485	184

			3,124

Health Care — 0.7%
Akumin
7.000%, 11/01/2025 (C)		470	337
Akumin Escrow
7.500%, 08/01/2028 (C)		230	140
Bausch Health
6.250%, 02/15/2029 (C)		315	152
5.250%, 01/30/2030 (C)		155	74
5.000%, 02/15/2029 (C)		55	26
4.875%, 06/01/2028 (C)		35	22
Bristol-Myers Squibb
2.550%, 11/13/2050		250	157
Centene
4.625%, 12/15/2029		360	329
3.375%, 02/15/2030		163	138
2.625%, 08/01/2031		360	283
2.500%, 03/01/2031		215	168
Embecta
6.750%, 02/15/2030 (C)		165	149
Endo
5.875%, 10/15/2024 (C)(G)		85	67
Endo DAC
9.500%, 07/31/2027 (C)(G)		194	27
6.000%, 06/30/2028 (C)(G)		193	10
Endo Luxembourg Finance I S.a.r.l.
6.125%, 04/01/2029 (C)(G)		25	19
Envision Healthcare
8.750%, 10/15/2026 (C)		155	43
Jazz Securities DAC
4.375%, 01/15/2029 (C)		94	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lannett
7.750%, 04/15/2026 (C)	$540	$140
Medline Borrower
3.875%, 04/01/2029 (C)	195	157
Organon
4.125%, 04/30/2028 (C)	79	70
Par Pharmaceutical
7.500%, 04/01/2027 (C)(G)	80	61
Prime Security Services Borrower
6.250%, 01/15/2028 (C)	70	64
Tenet Healthcare
6.125%, 06/15/2030 (C)	150	143

		2,860

Industrials — 1.3%
ADT
4.125%, 06/15/2023	57	56
American Airlines
11.750%, 07/15/2025 (C)	276	296
Avianca Midco 2
9.000%, 12/01/2028 (C)	368	272
Bombardier
7.875%, 04/15/2027 (C)	115	111
Builders FirstSource
4.250%, 02/01/2032 (C)	240	195
Camelot Return Merger Sub
8.750%, 08/01/2028 (C)	148	136
Chart Industries
9.500%, 01/01/2031 (C)	47	48
7.500%, 01/01/2030 (C)	94	94
Cornerstone Building Brands
6.125%, 01/15/2029 (C)	150	106
Delta Air Lines
7.000%, 05/01/2025 (C)	787	804
4.750%, 10/20/2028 (C)	197	185
2.900%, 10/28/2024	122	116
Fortress Transportation and Infrastructure Investors
9.750%, 08/01/2027 (C)	135	135
GFL Environmental
3.750%, 08/01/2025 (C)	293	277
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (A)(G)	495	–
Neptune Bidco US
9.290%, 04/15/2029 (C)	404	381
Raytheon Technologies
3.030%, 03/15/2052	130	88
2.820%, 09/01/2051	185	120
Spirit Loyalty Cayman
8.000%, 09/20/2025 (C)	352	353
Team Health Holdings
6.375%, 02/01/2025 (C)	120	69

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransDigm
8.000%, 12/15/2025 (C)	$370	$375
6.250%, 03/15/2026 (C)	311	307
Triumph Group
7.750%, 08/15/2025	70	60
Tutor Perini
6.875%, 05/01/2025 (C)	285	249
Western Global Airlines
10.375%, 08/15/2025 (C)	90	68

		4,901

Information Technology — 0.5%
Apple
2.700%, 08/05/2051	40	26
2.650%, 05/11/2050	455	301
2.650%, 02/08/2051	75	49
2.375%, 02/08/2041	45	32
Avaya
6.125%, 09/15/2028 (C)	195	60
Boxer Parent
9.125%, 03/01/2026 (C)	209	197
Castle US Holding
9.500%, 02/15/2028 (C)	170	67
CommScope
8.250%, 03/01/2027 (C)	185	143
7.125%, 07/01/2028 (C)	265	189
6.000%, 03/01/2026 (C)	150	138
CommScope Technologies
6.000%, 06/15/2025 (C)	36	33
5.000%, 03/15/2027 (C)	35	24
Endurance International Group Holdings
6.000%, 02/15/2029 (C)	187	129
Intel
3.200%, 08/12/2061	205	128
3.100%, 02/15/2060	60	37
Presidio Holdings
8.250%, 02/01/2028 (C)	331	307
Veritas US
7.500%, 09/01/2025 (C)	175	121
Virtusa
7.125%, 12/15/2028 (C)	200	152

		2,133

Materials — 1.5%
Axalta Coating Systems
3.375%, 02/15/2029 (C)	280	231
Baffinland Iron Mines
8.750%, 07/15/2026 (C)	465	440
CEMEX Materials
7.700%, 07/21/2025 (C)	265	264
Cornerstone Chemical
6.750%, 08/15/2024 (C)	1,195	956

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Domtar
6.750%, 10/01/2028 (C)		$345	$302
Innophos Holdings
9.375%, 02/15/2028 (C)		160	156
LSB Industries
6.250%, 10/15/2028 (C)		224	205
Mauser Packaging Solutions Holding
8.500%, 04/15/2024 (C)		592	580
Mineral Resources
8.125%, 05/01/2027 (C)		105	106
Mineral Resources MTN
8.500%, 05/01/2030 (C)		165	167
8.000%, 11/01/2027 (C)		35	36
Mountain Province Diamonds
8.000%, 12/15/2022 (B)(C)		–	–
9.000%, 12/15/2025		245	238
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(G)		460	–
Rain CII Carbon
7.250%, 04/01/2025 (C)		530	488
Rayonier AM Products
7.625%, 01/15/2026 (C)		82	79
Tacora Resources
8.250%, 05/15/2026 (C)		305	220
Trinseo Materials Operating
5.125%, 04/01/2029 (C)		60	39
Trivium Packaging Finance BV
5.500%, 08/15/2026 (C)		394	361
3.750%, 08/15/2026	EUR	100	97
Tronox
4.625%, 03/15/2029 (C)		$738	614

			5,579

Real Estate — 0.5%
American Tower
3.700%, 10/15/2049		25	18
3.100%, 06/15/2050		95	60
2.950%, 01/15/2051		200	124
Crown Castle
3.250%, 01/15/2051		35	23
2.900%, 04/01/2041		215	147
Diversified Healthcare Trust
9.750%, 06/15/2025		104	100
4.750%, 05/01/2024		85	72
4.375%, 03/01/2031		155	98
Park Intermediate Holdings
7.500%, 06/01/2025 (C)		169	169
5.875%, 10/01/2028 (C)		42	38
Prologis
3.000%, 04/15/2050		80	54
2.125%, 10/15/2050		150	83

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Service Properties Trust
5.500%, 12/15/2027	$5	$4
4.950%, 02/15/2027	150	118
4.950%, 10/01/2029	174	120
4.750%, 10/01/2026	120	94
4.375%, 02/15/2030	490	324
4.350%, 10/01/2024	156	142
3.950%, 01/15/2028	328	233

		2,021

Utilities — 1.0%
Alexander Funding Trust
1.841%, 11/15/2023 (C)	120	115
Calpine
5.250%, 06/01/2026 (C)	134	127
Eskom Holdings SOC
7.125%, 02/11/2025	1,591	1,444
Eskom Holdings SOC MTN
6.750%, 08/06/2023	1,038	997
Vistra Operations
5.625%, 02/15/2027 (C)	140	133
5.500%, 09/01/2026 (C)	55	53
3.550%, 07/15/2024 (C)	1,297	1,244

		4,113

Total Corporate Obligations
(Cost $64,023) ($ Thousands)		55,498

	Shares
REGISTERED INVESTMENT COMPANIES — 11.3%
Merger Fund , Cl I	2,703,983	45,157
Sprott Physical Uranium Trust	19,864	232

Total Registered Investment Companies
(Cost $43,719) ($ Thousands)		45,389

	Face Amount (Thousands)
LOAN PARTICIPATIONS — 3.7%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
9.884%, LIBOR + 5.500%, 03/04/2027 (E)	$258	245
888 Holdings, Term Loan B, 1st Lien
9.930%, 07/08/2028	215	190
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 05/17/2028 (E)	355	265
Aegion, 1st Lien
9.134%, 05/17/2028 (E)	139	129

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Agrofresh Inc., Initial Term Loan, 1st Lien
10.634%, 12/31/2024 (E)	$198	$194
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
7.274%, LIBOR + 3.000%, 04/22/2026 (E)(H)	61	33
American Tire, 1st Lien
10.608%, 10/20/2028 (E)	217	197
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
7.889%, LIBOR + 3.500%, 03/11/2028 (A)(E)	197	182
Aquity Solutions, 1st Lien
10.134%, 09/13/2026 (A)	436	436
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (A)	259	258
Avaya Inc., Tranche B-1 Term Loan, 1st Lien
8.568%, LIBOR + 4.250%, 12/15/2027 (E)(H)	14	5
Avaya Inc., Tranche B-2 Term Loan, 1st Lien
8.318%, LIBOR + 4.000%, 12/15/2027 (E)(H)	91	31
Aveanna Healthcare LLC, 2021 Extended Term Loan, 1st Lien
7.766%, 07/17/2028 (H)	46	36
Aveanna Healthcare LLC, Extended Term Loan, 1st Lien
8.139%, 07/17/2028 (E)(H)	265	203
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien
10.867%, LIBOR + 6.500%, 10/23/2023 (A)(B)(E)	47	46
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien
10.867%, LIBOR + 6.500%, 04/23/2024 (B)(E)	274	226
Carestream Take Back, 1st Lien
12.180%, CME Term SOFR + 7.500%, 09/30/2027 (A)(E)	467	352
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 01/29/2027 (E)(H)	147	89
CBAC Borrower, LLC, Term Loan B, 1st Lien
8.384%, 07/08/2024	159	155
Cenveo, 1st Lien
11.781%, 12/31/2024 (A)	95	95
Cision, Incremental Term Loan B, 1st Lien
8.384%, LIBOR + 4.000%, 01/29/2027 (E)(H)	158	96

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 01/04/2026 (E)	$312	$180
Cooper’s Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
10.884%, 10/31/2026 (A)(E)	235	231
Cooper's Hawk Intermediate Holding, Incremental Term Loan, 1st Lien
10.884%, 10/31/2026 (A)	45	44
Corelogic, Cov-Lite, 1st Lien
7.938%, 04/14/2028 (E)	386	321
Diamond Sports Group LLC, Term Loan, 1st Lien
12.317%, 05/25/2026 (E)(H)	–	—
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 08/02/2027 (E)	241	234
DMT Solutions Global Corporation, Term B-2 Loan, 1st Lien
11.724%, 07/02/2024 (A)(E)	103	97
DMT Solutions Global Corporation, Term Loan
10.377%, 07/02/2024 (A)(E)	89	84
DMT Solutions Global, Initial Term Loan
12.238%, LIBOR + 7.500%, 07/02/2024 (A)(E)	39	37
11.237%, LIBOR + 7.500%, 07/02/2024 (A)(E)	42	40
Domtar Corporation, Cov-Lite, 1st Lien
9.792%, 11/30/2028	13	12
Domtar Corporation, Inital Term Loan, 1st Lien
9.792%, 11/30/2028 (E)	95	91
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.481%, CME Term SOFR + 7.500%, 11/23/2026 (A)(E)	172	167
Eastman Tire, Term Loan B, 1st Lien
9.688%, 11/01/2028 (E)	131	106
ELO Touch Solutions, Term Loan B, 1st Lien
4.384%, 12/14/2025 (E)	153	150
Envision Healthcare Corp., 1st Lien
12.605%, CME Term SOFR + 7.875%, 03/31/2027 (E)	96	85
Envision Healthcare Corp., Second Out Term Loan, 1st Lien
8.830%, CME Term SOFR + 4.250%, 03/31/2027 (E)(H)	725	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Epic Y-Grade Services, LP, Term Loan, 1st Lien
10.700%, LIBOR + 6.000%, 06/30/2027 (E)	$1,158	$1,031
Fertitta Enterntainment, LLC, Initial Term Loan B, 1st Lien
8.323%, 01/27/2029 (E)	189	180
Glass Mountain Holdings Pipeline, 1st Lien
8.890%, 10/28/2027 (B)	16	13
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
8.634%, LIBOR + 4.250%, 03/14/2025 (E)	282	198
Grab Holdings, Inc., Initial Term Loan, 1st Lien
8.890%, LIBOR + 4.500%, 01/29/2026 (E)	218	215
Hexion, 1st Lien
8.935%, 03/15/2029 (E)	269	231
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (A)(E)(G)	378	—
Jadex Inc., Refinancing Term Loan, 1st Lien
9.134%, 02/18/2028 (A)(E)	153	137
KNS Acquisition Corp., Initial Term Loan, 1st Lien
10.420%, LIBOR + 6.250%, 04/21/2027 (E)	321	289
Libbey Glass LLC, Incremental Term Loan, 1st Lien
12.951%, 11/22/2027	250	231
Libbey, 1st Lien
11.941%, 11/13/2025	118	120
LifeScan Global Corp., Initial Term Loan, 1st Lien
9.743%, LIBOR + 6.000%, 10/01/2024 (E)(H)	1,083	777
LifeScan, 2nd Lien
13.243%, 10/01/2025 (E)	85	56
Liftoff Mobile, 1st Lien
8.134%, 09/23/2028 (E)	333	203
Lumileds, 1st Lien
13.676%, CME Term SOFR + 9.000%, 10/31/2027 (E)	28	24
Mashantucket (Western) Pequot Tribe, Term Loan B, 1st Lien
11.509%, LIBOR + 8.125%, 02/16/2025 (E)	494	461

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.019%, CME Term SOFR + 5.750%, 08/18/2028 (A)(E)	$79	$64
9.424%, LIBOR + 4.750%, 08/18/2028 (A)(E)	410	331
Mcgraw-Hill Education Inc., Initial Term Loan, 1st Lien
8.316%, 07/28/2028 (E)	282	265
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 10/23/2028 (E)	197	187
Newport Parent, Inc., Initial Term Loan, 1st Lien
11.230%, 12/10/2027 (E)	226	223
Onex TSG Intermediate Corp., Initial Term Loan, 1st Lien
9.165%, 02/28/2028 (E)	204	181
Peraton Corp., Term B Loan, 1st Lien
8.134%, LIBOR + 3.750%, 02/01/2028 (E)	198	193
PLNTF Holdings Inc., 1st Lien
12.753%, 03/22/2026 (A)	202	191
Pluto Acquistion I, Inc., 1st Lien
8.735%, 06/22/2026 (A)	180	121
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien
12.389%, LIBOR + 8.000%, 03/20/2024 (B)(E)	112	90
12.384%, LIBOR + 8.000%, 03/20/2024 (B)(E)	82	67
Prince International/Chromaflo/Ferro2, Term Loan B, 1st Lien
8.494%, 04/23/2029 (E)(H)	334	281
Quantum Health, Inc., Amendment No. 1 Refinancing Term Loan, 1st Lien
8.884%, 12/22/2027 (A)(E)	147	123
Quest Software, Initial Term Loan, 1st Lien
8.494%, 02/01/2029 (E)	325	249
Revlon Consumer Products Corp., 2016 Term Loan, 1st Lien
5.576%, LIBOR + 3.500%, 09/07/2023 (E)(G)	886	164
RXB Holdings Inc., Initial Term Loan, 1st Lien
8.717%, 12/20/2027 (A)(E)	210	196
S&S Holdings, LLC, Cov-Lite, 1st Lien
9.292%, 03/11/2028 (E)	7	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
S&S Holdings, LLC, Initial Term Loan, 1st Lien
9.292%, LIBOR + 5.000%, 03/11/2028 (E)	$279	$252
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
10.172%, 06/19/2026	208	204
SWF Holdings I Corp., Initial Term Loan, 1st Lien
8.753%, LIBOR + 4.000%, 10/06/2028 (E)	318	259
Syniverse Holdings, Initial Term Loan, 1st Lien
10.553%, CME Term SOFR + 7.000%, 05/13/2027 (E)	545	473
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.573%, CME Term SOFR + 5.250%, 03/02/2027 (E)(H)	500	374
Travelport Finance (Luxembourg) S.a r.l., 2021 Consented Term Loan, 1st Lien
9.730%, LIBOR + 5.000%, 05/29/2026 (E)(H)	211	143
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
6.230%, LIBOR + 1.500%, 02/28/2025 (E)(H)	130	130
VC GB Holdings Corp, Initial Term Loan, 1st Lien
7.884%, 07/21/2028 (E)	283	254
Vida Capital, Term Loan
10.384%, 10/01/2026	171	131
WW International, Inc., Intial Term Loan, 1st Lien
7.890%, 04/13/2028	35	19

Total Loan Participations
(Cost $17,175) ($ Thousands)		14,927

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bills
4.255%, 03/16/2023 (I)	1,000	992
4.254%, 03/23/2023 (I)	1,000	990
4.224%, 02/28/2023 (I)	6,000	5,960
4.147%, 02/21/2023 (I)	6,000	5,966

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
4.125%, 11/15/2032		$177	$181

Total U.S. Treasury Obligations
(Cost $14,088) ($ Thousands)			14,089

SOVEREIGN DEBT — 2.4%

Angolan Government International Bond
9.375%, 05/08/2048		611	483
8.750%, 04/14/2032(C)		313	270
8.000%, 11/26/2029		887	777
Argentine Republic Government International Bond
1.500%, 07/09/2035(J)		6,167	1,564
Dominican Republic International Bond
5.875%, 01/30/2060		1,377	1,008
Iraq Government International Bond
5.800%, 01/15/2028		768	707
Nigeria Government International Bond MTN
8.375%, 03/24/2029		1,097	908
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR	35,088	2,170
8.750%, 02/28/2048		33,460	1,531
Ukraine Government International Bond
0.026%, 08/01/2041(E)		$758	211

Total Sovereign Debt
(Cost $11,032) ($ Thousands)			9,629

	Shares
FOREIGN COMMON STOCK — 2.3%

Australia — 0.3%
South32 Ltd		430,262	1,167

Belgium — 0.1%
X-Fab Silicon Foundries *		45,423	321

Canada — 0.1%
NexGen Energy *		131,430	582
Yamana Gold		5,100	28

			610

Israel — 0.9%
Tower Semiconductor Ltd *		82,872	3,580

Taiwan — 0.9%
Silicon Motion Technology Corp ADR		56,344	3,662

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Total Foreign Common Stock
(Cost $9,729) ($ Thousands)		$9,340

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.8%
Avaya
8.000% , 12/15/2027	$330	109
Coupa Software
0.125% , 06/15/2025	510	493
0.375% , 06/15/2026	1,934	1,859
Liberty Interactive
4.000% , 11/15/2029	55	18
3.750% , 02/15/2030	229	78
Liberty Latin America
2.000% , 07/15/2024	265	235
North Sea Natural Resources
0.000%, (A)(F)(K)	94	94
Silver Airways LLC
13.000% , 12/31/2027(A)	303	304

Total Convertible Bonds
(Cost $3,519) ($ Thousands)		3,190

ASSET-BACKED SECURITIES — 0.3%
Other Asset-Backed Securities — 0.3%

CFIP CLO, Ser 2021-1A, Cl D
7.783%, ICE LIBOR USD 3 Month + 3.540%, 01/20/2035(C)(E)	250	223
Marathon CLO, Ser 2021-17A, Cl C
8.353%, ICE LIBOR USD 3 Month + 4.110%, 01/20/2035(C)(E)	250	219
Octagon Investment Partners 43, Ser 2019-1A, Cl D
8.258%, ICE LIBOR USD 3 Month + 3.900%, 10/25/2032(C)(E)	250	236
STWD, Ser 2021-FL2, Cl D
7.126%, ICE LIBOR USD 1 Month + 2.800%, 04/18/2038(C)(E)	100	93
STWD, Ser 2021-FL2, Cl E
7.876%, ICE LIBOR USD 1 Month + 3.550%, 04/18/2038(C)(E)	100	89
TRTX, Ser 2021-FL4, Cl D
7.926%, ICE LIBOR USD 1 Month + 3.600%, 03/15/2038(C)(E)	100	91
TRTX, Ser 2021-FL4, Cl E
8.676%, ICE LIBOR USD 1 Month + 4.350%, 03/15/2038(C)(E)	100	91

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Venture XVII CLO, Ser 2018-17A, Cl DRR
6.899%, ICE LIBOR USD 3 Month + 2.820%, 04/15/2027(C)(E)	$200	$188

Total Asset-Backed Securities
(Cost $1,345) ($ Thousands)		1,230

	Shares
PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Boardriders Inc., Ser A *(A)(B)(F)	25,646	30
Bowlero *(A)(F)	290	296
Guitar Center *(A)(B)(F)	39	3

		329
Information Technology — 0.1%
Syniverse *(A)(F)	437,282	420

Total Preferred Stock
(Cost $722) ($ Thousands)		749

	Number of Warrants
WARRANTS — 0.1%
Accretion Acquisition, Expires 02/22/2023
Strike Price $11.50 *	46,548	1
Achari Ventures Holdings I, Expires 08/08/2026
Strike Price $11.50 *	48,686	3
Aequi Acquisition, Expires 12/03/2027
Strike Price $11.50 *	16,618	1
Aetherium Acquisition, Expires 01/24/2028
Strike Price $11.50 *	15,770	–
AF Acquisition, Expires 04/03/2028
Strike Price $11.50 *	13,087	–
Agile Growth, Expires 01/03/2028
Strike Price $11.50 *	3,539	–
Alpha Partners Technology Merger, Expires 04/03/2028
Strike Price $11.50 *	7,178	–
ALSP Orchid Acquisition I, Expires 12/03/2028
Strike Price $11.50 *	18,864	1
Altimar Acquisition III, Expires 01/03/2029
Strike Price $11.50 *	2,861	–
Andretti Acquisition, Expires 03/26/2028
Strike Price $11.50 *	4,420	–
Anzu Special Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	23,125	1

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
APx Acquisition I, Expires 08/22/2028
Strike Price $11.50 *	21,464	$–
Armada Acquisition I, Expires 12/20/2026
Strike Price $11.50 *	6,659	–
Arrowroot Acquisition, Expires 03/05/2026
Strike Price $11.50 *	20,183	–
Astrea Acquisition, Expires 01/16/2026
Strike Price $11.50 *	26,958	–
Atlantic Coastal Acquisition II, Expires 06/05/2028
Strike Price $11.50 *	28,860	2
Ault Disruptive Technologies, Expires 06/23/2028
Strike Price $11.50 *	9,462	–
Authentic Equity Acquisition, Expires 01/03/2028
Strike Price $11.50 *	46,561	1
Avalon Acquisition, Expires 03/01/2023
Strike Price $11.50 *	46,575	3
Bannix Acquisition, Expires 02/22/2023
Strike Price $11.50 *	53,650	1
Battery Future Acquisition, Expires 05/29/2028
Strike Price $11.50 *	1,717	–
Belong Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,180	–
Biotech Acquisition, Expires 12/03/2027
Strike Price $11.50 *	74,558	5
Bite Acquisition, Expires 01/03/2028
Strike Price $11.50 *	30,877	2
Blockchain Moon Acquisition, Expires 10/17/2026
Strike Price $11.50 *	4,486	–
Blue Ocean Acquisition, Expires 10/24/2028
Strike Price $11.50 *	31,134	2
BlueRiver Acquisition, Expires 01/07/2026
Strike Price $11.50 *	5,848	–
Build Acquisition, Expires 05/02/2023
Strike Price $11.50 *	16,806	–
Bullpen Parlay Acquisition, Expires 12/06/2026
Strike Price $11.50 *	10,366	–
BurTech Acquisition, Expires 12/21/2026
Strike Price $11.50 *	53,396	–
BYTE Acquisition, Expires 01/03/2029
Strike Price $11.50 *	18,478	2
Capitalworks Emerging Markets Acquisition, Expires 04/30/2028
Strike Price $11.50 *	21,895	1
Carney Technology Acquisition II, Expires 12/03/2027
Strike Price $11.50 *	6,459	–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Catcha Investment, Expires 01/03/2028
Strike Price $11.50 *	11,652	$–
CENAQ Energy, Expires 01/03/2028
Strike Price $11.50 *	14,908	2
CF Acquisition VIII, Expires 01/03/2028
Strike Price $11.50 *	2,768	–
Churchill Capital V, Expires 11/01/2027
Strike Price $11.50 *	15,090	1
Churchill Capital VI, Expires 01/03/2028
Strike Price $11.50 *	14,796	1
Churchill Capital VII, Expires 03/03/2028
Strike Price $11.50 *	56,400	3
CIIG Capital Partners II, Expires 03/02/2028
Strike Price $11.50 *	73,690	5
Class Acceleration, Expires 04/03/2028
Strike Price $11.50 *	19,629	–
Consilium Acquisition I, Expires 06/04/2027
Strike Price $11.50 *	39,874	1
Constellation Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	24,013	1
Crown PropTech Acquisitions, Expires 01/03/2028
Strike Price $11.50 *	2,915	–
Crystal Peak Acquisition, Expires 06/25/2026
Strike Price $11.50 *	6,877	3
D & Z Media Acquisition, Expires 01/03/2028
Strike Price $11.50 *	11,193	1
Data Knights Acquisition, Expires 01/03/2029
Strike Price $11.50 *	23,366	1
Deep Lake Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	8,691	–
DHC Acquisition, Expires 01/03/2028
Strike Price $11.50 *	15,760	–
Digital Transformation Opportunities, Expires 04/03/2028
Strike Price $11.50 *	24,294	2
ECARX Holdings, Expires 12/24/2027
Strike Price $11.50 *	16,779	2
Edify Acquisition, Expires 01/03/2028
Strike Price $11.50 *	22,125	1
Energem, Expires 03/13/2023
Strike Price $11.50 *	17,299	2
EQ Health Acquisition, Expires 02/05/2028
Strike Price $11.50 *	11,911	–
Financial Strategies Acquisition, Expires 04/03/2028
Strike Price $11.50 *	137,665	1

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Finnovate Acquisition, Expires 04/18/2023
Strike Price $11.50 *	32,229	$1
Fintech Ecosystem Development, Expires 01/03/2029
Strike Price $11.50 *	3,756	–
Fintech Evolution Acquisition Group, Expires 04/03/2028
Strike Price $11.50 *	5,940	–
Fortress Capital Acquisition, Expires 01/03/2028
Strike Price $11.50 *	798	–
FOXO Technologies, Expires 08/04/2027
Strike Price $11.50 *	24,076	1
FTAC Athena Acquisition, Expires 03/04/2026
Strike Price $11.50 *	5,706	–
FTAC Hera Acquisition, Expires 01/03/2028
Strike Price $11.50 *	5,925	–
Fusion Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	50,684	–
G Squared Ascend II, Expires 01/03/2027
Strike Price $11.50 *	3,633	–
GigCapital5, Expires 01/03/2029
Strike Price $11.50 *	86,668	3
Globalink Investment, Expires 12/06/2026
Strike Price $11.50 *	121,483	1
Goal Acquisitions, Expires 02/14/2026
Strike Price $11.50 *	89,244	4
Golden Arrow Merger, Expires 08/03/2026
Strike Price $11.50 *	7,511	–
Greenfire Resources, Expires 08/15/2026
Strike Price $– *(A)	272	95
Growth For Good Acquisition, Expires 11/15/2026
Strike Price $11.50 *	4,200	–
GSR II Meteora Acquisition, Expires 07/25/2023
Strike Price $11.50 *	4,835	–
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(A)(B)	574	54
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(A)(B)	574	32
HCM ACQUISITION CORP, Expires 01/03/2028
Strike Price $11.50 *	11,149	–
Healthwell Acquisition I, Expires 08/08/2028
Strike Price $11.50 *	6,557	–
HH&L Acquisition, Expires 02/07/2026
Strike Price $11.50 *	27,521	2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Inception Growth Acquisition, Expires 10/18/2026
Strike Price $11.50 *	21,147	$1
Innovative International Acquisition, Expires 04/06/2023
Strike Price $11.50 *	13,586	–
International Media Acquisition, Expires 01/03/2029
Strike Price $11.50 *	48,378	1
Investcorp Europe Acquisition I, Expires 11/26/2028
Strike Price $11.50 *	7,230	–
Itiquira Acquisition, Expires 01/03/2028
Strike Price $11.50 *	2,437	–
Jaws Mustang Acquisition, Expires 02/02/2026
Strike Price $11.50 *	21,953	1
Kadem Sustainable Impact, Expires 03/19/2026
Strike Price $11.50 *	11,709	–
Kairos Acquisition, Expires 01/03/2028
Strike Price $11.50 *	51,794	–
Kalera, Expires 07/01/2027
Strike Price $11.50 *	36,300	1
Kernel Group Holdings, Expires 02/03/2027
Strike Price $11.50 *	35,870	–
KINS Technology Group, Expires 01/03/2026
Strike Price $11.50 *	3,480	–
L Catterton Asia Acquisition, Expires 03/18/2026
Strike Price $11.50 *	17,352	1
LAMF Global Ventures I, Expires 04/07/2023
Strike Price $11.50 *	72	–
LDH Growth I, Expires 01/03/2029
Strike Price $11.50 *	4,517	–
Leo Holdings II, Expires 01/10/2028
Strike Price $11.50 *	35,811	1
Levere Holdings, Expires 01/03/2029
Strike Price $11.50 *	4,074	–
Liberty Resources Acquisition, Expires 11/03/2028
Strike Price $11.50 *	35,149	3
M3-Brigade Acquisition II, Expires 01/03/2028
Strike Price $11.50 *	14,151	1
Macondray Capital Acquisition I, Expires 05/20/2026
Strike Price $11.50 *	7,733	–
Magnum Opus Acquisition, Expires 01/03/2028
Strike Price $11.50 *	4,145	–

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Marblegate Acquisition, Expires 09/03/2028
Strike Price $11.50 *	2,152	$–
Marlin Technology, Expires 03/08/2026
Strike Price $11.50 *	3,727	–
Mason Industrial Technology, Expires 01/03/2028
Strike Price $11.50 *	12,791	–
Maxpro Capital Acquisition, Expires 01/25/2023
Strike Price $11.50 *	39,199	2
MDH Acquisition, Expires 02/05/2028
Strike Price $11.50 *	5,513	–
Minority Equality Opportunities Acquisition, Expires 05/02/2023
Strike Price $11.50 *	87,572	4
Monterey Bio Acquisition, Expires 06/10/2023
Strike Price $11.50 *	30,129	1
Monument Circle Acquisition, Expires 01/03/2028
Strike Price $11.50 *	59,096	–
MSD Acquisition, Expires 05/16/2023
Strike Price $11.50 *	4,246	–
Noble, Expires 02/07/2028
Strike Price $19.27 *	1,235	28
Noble, Expires 02/07/2028
Strike Price $23.13 *	1,235	25
Noble Rock Acquisition, Expires 01/03/2028
Strike Price $11.50 *	12,133	1
Nogin, Expires 08/29/2027
Strike Price $11.50 *	14,619	–
Northern Star Investment II, Expires 02/03/2028
Strike Price $11.50 *	4,726	–
Northern Star Investment III, Expires 02/28/2028
Strike Price $11.50 *	5,816	–
Northern Star Investment IV, Expires 01/03/2028
Strike Price $11.50 *	2,543	–
Nova Vision Acquisition, Expires 01/03/2029
Strike Price $11.50 *	18,235	–
OCA Acquisition, Expires 01/03/2028
Strike Price $11.50 *	21,124	–
OceanTech Acquisitions I, Expires 05/13/2026
Strike Price $11.50 *	8,737	–
OmniLit Acquisition, Expires 11/11/2026
Strike Price $11.50 *	5,046	–
Osiris Acquisition, Expires 05/04/2028
Strike Price $11.50 *	9,529	1

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Oxbridge Acquisition, Expires 01/22/2023
Strike Price $11.50 *	46,667	$2
Oxus Acquisition, Expires 01/30/2023
Strike Price $11.50 *	1,312	–
Parabellum Acquisition, Expires 10/03/2026
Strike Price $11.50 *	51,450	2
Pearl Holdings Acquisition, Expires 12/18/2026
Strike Price $11.50 *	3,375	–
PepperLime Health Acquisition, Expires 03/31/2023
Strike Price $11.50 *	3,250	–
Perception Capital II, Expires 01/03/2029
Strike Price $11.50 *	4,804	–
Pine Technology Acquisition, Expires 04/03/2028
Strike Price $11.50 *	9,599	–
Pioneer Merger, Expires 01/03/2028
Strike Price $11.50 *	14,036	–
PMV Consumer Acquisition, Expires 09/03/2027
Strike Price $11.50 *	3,027	–
Pono Capital, Expires 06/19/2026
Strike Price $11.50 *	43,850	2
Powered Brands, Expires 01/03/2028
Strike Price $11.50 *	4,783	–
Prime Impact Acquisition I, Expires 10/04/2030
Strike Price $11.50 *	54,583	1
Priveterra Acquisition, Expires 01/03/2028
Strike Price $11.50 *	11,630	1
Progress Acquisition, Expires 01/03/2028
Strike Price $11.50 *	33,151	2
PROOF Acquisition I, Expires 12/06/2028
Strike Price $11.50 *	2,625	–
Property Solutions Acquisition II, Expires 03/04/2026
Strike Price $11.50 *	11,917	–
Prospector Capital, Expires 01/04/2025
Strike Price $11.50 *	8,397	–
RMG Acquisition III, Expires 01/03/2028
Strike Price $11.50 *	6,388	–
Rosecliff Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	3,862	–
ScION Tech Growth II, Expires 01/31/2026
Strike Price $11.50 *	9,805	–
Seaport Global Acquisition II, Expires 11/20/2026
Strike Price $11.50 *	29,322	–
Semper Paratus Acquisition, Expires 11/07/2026
Strike Price $11.50 *	925	–

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Senior Connect Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	13,932	$1
SEP Acquisition, Expires 03/28/2023
Strike Price $11.50 *	21,457	1
Shelter Acquisition I, Expires 01/03/2028
Strike Price $11.50 *	6,990	–
Silver Spike Acquisition II, Expires 03/01/2026
Strike Price $11.50 *	3,661	–
Spree Acquisition 1, Expires 12/25/2028
Strike Price $11.50 *	11,933	–
SpringBig Holdings, Expires 06/17/2027
Strike Price $11.50 *	2,210	–
Springwater Special Situations, Expires 04/15/2026
Strike Price $11.50 *	3,030	–
StoneBridge Acquisition, Expires 03/01/2023
Strike Price $11.50 *	25,770	1
Stratim Cloud Acquisition, Expires 03/08/2026
Strike Price $11.50 *	10,006	–
Swiftmerge Acquisition, Expires 06/20/2028
Strike Price $11.50 *	3,398	–
Tailwind Acquisition, Expires 09/10/2027
Strike Price $11.50 *	26,389	2
Tailwind International Acquisition, Expires 03/04/2028
Strike Price $11.50 *	108,719	1
Talon 1 Acquisition, Expires 04/21/2023
Strike Price $11.50 *	12,503	–
TB Acquisition, Expires 03/28/2028
Strike Price $11.50 *	9,183	–
Tech and Energy Transition, Expires 01/03/2028
Strike Price $11.50 *	30,080	1
Technology & Telecommunication Acquisition, Expires 02/18/2027
Strike Price $11.50 *	3,937	–
TG Venture Acquisition, Expires 08/16/2023
Strike Price $11.50 *	14,135	1
Thrive Acquisition, Expires 03/12/2023
Strike Price $11.50 *	3,143	–
TLG Acquisition One, Expires 01/28/2028
Strike Price $11.50 *	36,511	2
TLGY Acquisition, Expires 01/17/2028
Strike Price $11.50 *	7,284	–
Trine II Acquisition, Expires 01/03/2028
Strike Price $11.50 *	4,586	–

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Twelve Seas Investment II, Expires 03/05/2028
Strike Price $11.50 *	24,081	$–
TZP Strategies Acquisition, Expires 01/03/2028
Strike Price $11.50 *	43,570	–
VPC Impact Acquisition Holdings II, Expires 01/03/2028
Strike Price $11.50 *	3,842	–
Warburg Pincus Capital I-A, Expires 01/03/2028
Strike Price $11.50 *	263	–
Warburg Pincus Capital I-B, Expires 03/12/2026
Strike Price $11.50 *	1,386	–
Williams Rowland Acquisition, Expires 12/14/2026
Strike Price $11.50 *	68,930	3
Windstream Services
Strike Price $– *‡‡(A)	5,809	29
WinVest Acquisition, Expires 02/22/2023
Strike Price $11.50 *	46,640	1
World Quantum Growth Acquisition, Expires 01/03/2029
Strike Price $11.50 *	2,724	–
Worldwide Webb Acquisition, Expires 03/30/2023
Strike Price $11.50 *	80	–
XPAC Acquisition, Expires 05/16/2027
Strike Price $11.50 *	9,469	2

Total Warrants
(Cost $1,589) ($ Thousands)		373

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITY — 0.1%
Non-Agency Mortgage-Backed Obligations — 0.1%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
8.673%, TSFR1M + 4.337%, 06/15/2027(C)(E)	$245	241

Total Mortgage-Backed Security

(Cost $244) ($ Thousands)		241

	Shares
CASH EQUIVALENTS — 35.0%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
3.962%**	7,708,415	7,709

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENTS (continued)
SEI Daily Income Trust, Government Fund, Cl F
3.810%**†	132,845,411	$132,845

Total Cash Equivalents
(Cost $140,554) ($ Thousands)		140,554

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $179) ($ Thousands)		117

Total Investments in Securities — 93.8%
(Cost $386,120) ($ Thousands)		$376,670

COMMON STOCK SOLD SHORT— (7.2)%
Communication Services — (0.7)%
Meta Platforms Inc, Cl A *	(7,257)	(873)
Trade Desk Inc/The, Cl A *	(20,104)	(901)
World Wrestling Entertainment Inc, Cl A	(3,901)	(267)
Yelp Inc, Cl A *	(35,531)	(972)

		(3,013)

Consumer Discretionary — (1.9)%
Brunswick Corp/DE	(5,813)	(419)
Carnival Corp *	(32,392)	(261)
Cheesecake Factory Inc/The	(8,906)	(282)
DR Horton Inc	(6,878)	(613)
Floor & Decor Holdings Inc, Cl A *	(8,801)	(613)
Home Depot Inc/The	(5,577)	(1,762)
Lennar Corp, Cl A	(6,598)	(597)
Lowe's Cos Inc	(6,106)	(1,217)
Polaris Inc	(5,414)	(547)
RH *	(1,740)	(465)
Royal Caribbean Cruises Ltd *	(5,181)	(256)
Stitch Fix Inc, Cl A *	(98,457)	(306)
Williams-Sonoma Inc	(3,997)	(459)

		(7,797)

Financials — (0.3)%
Axos Financial Inc *	(7,068)	(270)
BlackRock Inc	(448)	(317)
Coinbase Global Inc, Cl A *	(2,701)	(96)
Invesco Ltd	(16,297)	(293)
TriplePoint Venture Growth BDC	(12,317)	(129)

		(1,105)

Health Care — (0.1)%
Demant A/S *	(17,294)	(478)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Industrials — (1.7)%
A O Smith Corp	(15,009)	$(859)
Acuity Brands Inc	(3,527)	(584)
Apogee Enterprises Inc	(13,487)	(600)
ArcBest Corp	(14,933)	(1,046)
Avis Budget Group Inc *	(1,134)	(186)
Carrier Global Corp	(29,510)	(1,217)
Clean Harbors Inc *	(308)	(35)
Eaton Corp PLC	(527)	(83)
Expeditors International of Washington Inc	(10,476)	(1,089)
PACCAR Inc	(2,262)	(224)
Tetra Tech Inc	(674)	(98)
Toro Co/The	(1,859)	(210)
TPI Composites Inc *	(46,276)	(469)

		(6,700)

Information Technology — (2.0)%
Affirm Holdings Inc, Cl A *	(35,692)	(345)
Apple Inc	(6,724)	(874)
Arista Networks Inc *	(1,968)	(239)
Cisco Systems Inc	(18,328)	(873)
Corsair Gaming *	(77,306)	(1,049)
Nutanix Inc, Cl A *	(2,643)	(69)
Plexus Corp *	(2,948)	(303)
SAP SE ADR	(9,549)	(985)
Skyworks Solutions Inc	(9,475)	(864)
Xerox Holdings Corp	(80,895)	(1,181)
Zscaler Inc *	(11,039)	(1,235)

		(8,017)

Materials — (0.2)%
Commercial Metals Co, Cl A	(6,534)	(315)
Summit Materials Inc, Cl A *	(10,485)	(298)

		(613)

Real Estate — (0.3)%
Lamar Advertising Co, Cl A	(12,838)	(1,212)

Total Common Stock Sold Short
(Proceeds $30,890) ($ Thousands)		(28,935)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (2.6)%
Communication Services — (0.1)%
Clear Channel Outdoor Holdings Inc
5.125%, 08/15/2027 (C)	$(245)	(212)
Gannett Holdings
6.000%, 11/01/2026 (C)	(170)	(139)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Zayo Group Holdings Inc
6.125%, 03/01/2028 (C)		$(394)	$(223)
			(574)
Consumer Discretionary — (0.5)%
B&M European Value Retail
4.000%, 11/15/2028	GBP	(109)	(108)
Clarios Global
8.500%, 05/15/2027 (C)		$(170)	(166)
Fertitta Entertainment
4.625%, 01/15/2029 (C)		(639)	(541)
Mohegan Tribal Gaming Authority
8.000%, 02/01/2026 (C)		(148)	(139)
Newell Brands
6.625%, 09/15/2029		(580)	(573)
6.375%, 09/15/2027		(95)	(94)
Scientific Games Holdings
6.625%, 03/01/2030 (C)		(296)	(250)
Univision Communications
7.375%, 06/30/2030 (C)		(269)	(257)
			(2,128)
Consumer Staples — (0.1)%
Natura & Luxembourg Holdings SARL
6.000%, 04/19/2029		(107)	(94)
United Natural Foods
6.750%, 10/15/2028 (C)		(338)	(325)
			(419)
Energy — (0.3)%
Callon Petroleum
8.000%, 08/01/2028 (C)		(130)	(124)
EQM Midstream Partners
5.500%, 07/15/2028		(79)	(71)
Genesis Energy
8.000%, 01/15/2027		(156)	(147)
NGL Energy Partners
7.500%, 11/01/2023		(115)	(112)
6.125%, 03/01/2025		(240)	(195)
Range Resources
4.750%, 02/15/2030 (C)		(195)	(172)
Summit Midstream Holdings
5.750%, 04/15/2025		(99)	(84)
Transocean
8.000%, 02/01/2027 (C)		(70)	(57)
7.250%, 11/01/2025 (C)		(115)	(102)
			(1,064)
Financials — (0.1)%
MPH Acquisition Holdings
5.500%, 09/01/2028 (C)		(390)	(304)

Health Care — (0.3)%
AthenaHealth Group
6.500%, 02/15/2030 (C)		(182)	(134)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Catalent Pharma Solutions
5.000%, 07/15/2027 (C)	$(160)	$(149)
3.500%, 04/01/2030 (C)	(175)	(138)
Charles River Laboratories International
3.750%, 03/15/2029 (C)	(195)	(173)
Embecta
5.000%, 02/15/2030 (C)	(255)	(216)
Select Medical
6.250%, 08/15/2026 (C)	(296)	(281)
		(1,091)
Industrials — (0.1)%
3M MTN
3.375%, 03/01/2029	(290)	(267)
Artera Services
9.033%, 12/04/2025 (C)	(178)	(148)
Oscar AcquisitionCo
9.500%, 04/15/2030 (C)	(258)	(232)
		(647)
Information Technology — (0.2)%
Central Parent
7.250%, 06/15/2029 (C)	(421)	(412)
Gen Digital
7.125%, 09/30/2030 (C)	(350)	(344)
		(756)
Materials — (0.9)%
Arconic
6.125%, 02/15/2028 (C)	(116)	(109)
Baffinland Iron Mines
8.750%, 07/15/2026 (C)	(128)	(121)
Chemours
5.750%, 11/15/2028 (C)	(195)	(175)
5.375%, 05/15/2027	(75)	(69)
Cleveland-Cliffs Inc
4.625%, 03/01/2029 (C)	(388)	(344)
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (C)	(204)	(175)
Constellium
5.625%, 06/15/2028 (C)	(220)	(203)
FMG Resources August 2006 Pty
5.875%, 04/15/2030 (C)	(270)	(251)
Iris Holding
10.000%, 12/15/2028 (C)	(95)	(78)
Mauser Packaging Solutions Holding
7.250%, 04/15/2025 (C)	(145)	(134)
New Gold
7.500%, 07/15/2027 (C)	(220)	(193)
Olin
5.625%, 08/01/2029	(290)	(276)
SCIH Salt Holdings
4.875%, 05/01/2028 (C)	(429)	(368)
Scotts Miracle-Gro
4.500%, 10/15/2029	(185)	(150)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
4.375%, 02/01/2032	$(95)	$(72)
Summit Materials
5.250%, 01/15/2029 (C)	(230)	(214)
Trivium Packaging Finance BV
8.500%, 08/15/2027 (C)	(240)	(220)
United States Steel
6.875%, 03/01/2029	(192)	(186)
		(3,338)
Total Corporate Obligations Sold Short
(Proceeds $10,585) ($ Thousands)		(10,321)

	Shares
FOREIGN COMMON STOCK SOLD SHORT— (0.6)%
Bermuda — (0.3)%
Triton International Ltd	(16,646)	(1,145)

Switzerland — (0.3)%
Logitech International	(19,963)	(1,243)

Total Foreign Common Stock Sold Short
(Proceeds $2,693) ($ Thousands)		(2,388)

REGISTERED INVESTMENT COMPANIES — (0.6)%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	(130,525)	(995)
iShares Russell 2000 ETF	(3,564)	(621)
SPDR S&P 500 ETF Trust	(1,630)	(623)

Total Registered Investment Companies
(Proceeds $2,449) ($ Thousands)		(2,239)

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION SOLD SHORT — (0.1)%
U.S. Treasury Notes
4.125%, 11/15/2032	$(378)	(386)

Total U.S. Treasury Obligation Sold Short
(Proceeds $388) ($ Thousands)		(386)

Total Investments Sold Short — (11.1)%
(Proceeds $47,005) ($ Thousands)		$(44,269)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $47) ($ Thousands)		$(30)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

A list of the open exchange traded option contracts held by the Fund at December 31, 2022 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
Abiomed Inc.	42	$1,428	$340.00	6/17/2023	$–
Abiomed Inc.	1	30	300.00	1/21/2023	–
Activision Blizzard, Inc.	1	8	65.00	1/21/2023	–
Activision Blizzard, Inc.	139	1,064	72.50	1/21/2023	11
Activision Blizzard, Inc.	17	130	75.00	1/21/2023	2
Apollo Endosurgery Inc.	25	25	10.00	4/22/2023	1
Apollo Endosurgery Inc.	1	1	10.00	7/22/2023	–
Coupa Software Inc	8	63	70.00	1/20/2024	–
Coupa Software Inc	1	8	65.00	1/20/2024	–
IAA Inc.	4	16	40.00	1/21/2023	–
iRobot Corporation	85	409	40.00	1/20/2024	34
iShares US Home Construction ETF	40	243	50.00	1/21/2023	–
Manchester United PLC	20	47	20.00	6/17/2023	3
Manchester United PLC	34	79	22.00	2/18/2023	3
Manchester United PLC	34	79	18.00	3/18/2023	2
Manchester United PLC	13	30	19.00	3/18/2023	1
Manchester United PLC	61	142	19.00	6/17/2023	7
Manchester United PLC	8	19	19.00	1/21/2023	–
S&P 500 Index	3	1,152	3,450.00	1/21/2023	–
S&P 500 Index	1	384	3,235.00	1/21/2023	–
S&P 500 Index	1	384	3,740.00	1/21/2023	–
S&P 500 Index	2	768	3,700.00	1/21/2023	–
S&P 500 Index	1	384	3,615.00	2/18/2023	2
S&P 500 Index	1	384	3,635.00	2/18/2023	3
S&P 500 Index	1	384	3,715.00	2/18/2023	5
Signify Health Inc	57	164	25.00	10/21/2023	3
Tower Semiconductor Ltd.	2	9	45.00	1/21/2023	1
Tower Semiconductor Ltd.	4	17	47.00	7/22/2023	2
Tower Semiconductor Ltd.	7	30	47.00	1/21/2023	3
Tower Semiconductor Ltd.	4	17	50.00	1/21/2023	3
Tower Semiconductor Ltd.	1	4	47.00	1/20/2024	–
Tower Semiconductor Ltd.	3	13	45.00	1/20/2024	1

		7,915			87

Call Options
istar Inc	25	19	10.00	1/21/2023	1
JetBlue Airways Corporation	81	53	6.00	1/21/2023	5
Momentive Inc.	42	29	9.00	1/21/2023	–
Momentive Inc.	69	48	10.00	1/21/2023	–
Momentive Inc.	17	12	8.00	1/21/2023	–
World Fuel Services Corp	153	404	25.50	1/21/2023	24

		565			30

Total Purchased Options		$8,480			$117
WRITTEN OPTIONS — 0.0%
Put Options
Activision Blizzard, Inc.	(96)	$(735)	65.00	01/21/23	$(1)
iRobot Corporation	(1)	(5)	46.00	01/21/23	–
iRobot Corporation	(15)	(72)	45.00	01/21/23	(1)
iRobot Corporation	(72)	(346)	50.00	01/21/23	(22)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
S&P 500 Index	(1)	$(384)	$2,800.00	01/21/23	$–
S&P 500 Index	(1)	(384)	3,535.00	01/21/23	–
S&P 500 Index	(2)	(768)	3,550.00	01/21/23	–
S&P 500 Index	(3)	(1,152)	3,260.00	01/21/23	–
S&P 500 Index	(1)	(384)	3,425.00	02/18/23	(1)
S&P 500 Index	(1)	(384)	3,440.00	02/18/23	(1)
S&P 500 Index	(1)	(384)	3,515.00	02/18/23	(1)
Spirit Airlines Inc.	(68)	(132)	18.50	01/21/23	(3)

Total Written Options		$(5,130)			$(30)

A list of the open future contracts held by the Fund at December 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro-Bund	2	Mar-2023	$292	$284	$(10)

Short Contracts
S&P 500 Index E-MINI	(3)	Mar-2023	$(604)	$(579)	$25
			$(312)	$(295)	$15

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bloomberg Tradebook	01/18/23	USD	–	CAD	–	$—
Barclays PLC	02/03/23	USD	256	EUR	255	16
Barclays PLC	02/03/23	EUR	488	USD	487	(35)
Barclays PLC	03/15/23	ZAR	25,547	USD	1,465	(28)
BNYMellon	03/15/23	USD	58	HKD	451	—
BNYMellon	03/15/23	HKD	451	USD	58	—
BNYMellon	03/15/23	EUR	628	USD	663	(11)
Citi	02/15/23	CNH	–	USD	–	—
Citigroup	03/15/23	USD	126	CZK	2,878	—
Citigroup	03/15/23	EUR	490	PLN	2,329	3
Citigroup	03/15/23	USD	1,229	CZK	28,120	10
Citigroup	03/15/23	CZK	8,421	USD	368	(3)
Deutsche Bank	03/15/23	USD	533	ZAR	9,294	10
Deutsche Bank	03/15/23	USD	455	CZK	10,506	7
Deutsche Bank	03/15/23	CZK	8,414	USD	367	(3)
Deutsche Bank	03/15/23	ZAR	20,855	USD	1,195	(23)
Deutsche Bank	03/16/23	HUF	50,937	EUR	122	(2)
Goldman Sachs	01/18/23	USD	–	ILS	–	—
Goldman Sachs	01/18/23	ILS	–	USD	–	—
Goldman Sachs	02/15/23	CNH	–	USD	–	—
Goldman Sachs	02/15/23	TWD	–	USD	–	—
Goldman Sachs	02/15/23	USD	–	KRW	–	—
Goldman Sachs	02/15/23	USD	–	CNH	–	—
Goldman Sachs	02/15/23	KRW	–	USD	–	—
Goldman Sachs	02/15/23	USD	–	TWD	–	—

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
HSBC	01/18/23	USD	–	ILS	–	$—
HSBC	02/15/23	USD	–	JPY	–	—
HSBC	03/15/23	CHF	–	USD	–	—
JPMorgan Chase Bank	01/04/23 - 02/02/23	USD	1,172	BRL	6,234	5
JPMorgan Chase Bank	01/04/23	BRL	3,117	USD	586	(4)
JPMorgan Chase Bank	03/15/23	USD	–	CHF	–	—
JPMorgan Chase Bank	03/15/23	USD	533	MXN	10,683	8
JPMorgan Chase Bank	03/15/23	IDR	22,602,704	USD	1,446	(17)
Midland Walwyn Capital Inc.	03/15/23	USD	533	KRW	692,161	19
Midland Walwyn Capital Inc.	03/15/23	CZK	15,478	USD	674	(7)
Midland Walwyn Capital Inc.	03/15/23	ZAR	26,674	USD	1,536	(23)
Midland Walwyn Capital Inc.	03/16/23	HUF	201,612	EUR	485	(6)
Montgomery/Bank of America	02/15/23	CNH	–	USD	–	—
Montgomery/Bank of America	02/15/23	USD	–	CNH	–	—
Montgomery/Bank of America	03/15/23	USD	–	CHF	–	—
Montgomery/Bank of America	03/15/23	CHF	–	USD	–	—
Morgan Stanley	01/18/23	ILS	–	USD	–	—
Morgan Stanley	01/18/23	USD	–	CAD	–	—
Morgan Stanley	02/15/23	USD	–	JPY	–	—
Morgan Stanley	02/15/23	JPY	–	USD	–	—
Morgan Stanley	03/15/23	USD	–	EUR	–	—
State Street	02/15/23	USD	–	CNH	–	—
UBS	03/15/23	EUR	245	PLN	1,152	(2)
UBS	03/15/23	USD	574	CZK	13,208	8
Westpac Banking	02/15/23	JPY	–	USD	–	—
Westpac Banking	03/15/23	USD	–	EUR	–	—
						$(78)

A list of open OTC swap agreements held by the Fund at December 31, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays		Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays	AAREAL BANK AG	EURIB-1M		ASSET RETURN	Annually	11/03/2023	EUR	568	$(4)	$–	$(4)
JPMorgan Chase	INDOGB 7%	USD	SOFR + 0.55%	INDOGB 7%	Semi-Annually	02/15/2033	USD	1,448	(7)	–	(7)
Morgan Stanley	Broadcom Inc.	ASSET RETURN		Broadcom Inc.	Monthly	09/11/2023	USD	981	—	–	–
Morgan Stanley	Intercontinental	ASSET RETURN		Intercontinental	Monthly	09/11/2023	USD	123	2	–	2
Morgan Stanley	Maxlinear Inc.	ASSET RETURN		Maxlinear Inc.	Monthly	09/11/2023	USD	758	53	–	53
Morgan Stanley	AGNICO EAGLE MINE	ASSET RETURN		FEDEF-1-DAY	Annually	09/11/2023	USD	156	—	–	–
Morgan Stanley	ALTRA INDUSTRIAL	ASSET RETURN		FEDEF-1-DAY	Annually	09/11/2023	USD	852	(1)	–	(1)
Morgan Stanley	FRONTLINE 2012 LT	FEDEF-1-DAY		ASSET RETURN	Annually	09/11/2023	USD	22	1	–	1
Morgan Stanley	HOME CAPITAL GROUP	DISC-1-DAY		ASSET RETURN	Annually	02/27/2023	CAD	927	1	–	1
Morgan Stanley	PAN AMERICAN SILV	ASSET RETURN		FEDEF-1-DAY	Annually	09/11/2023	USD	190	(18)	–	(18)
Morgan Stanley	PNM RESOURCES INC	ASSET RETURN		FEDEF-1-DAY	Annually	09/11/2023	USD	1,335	(7)	–	(7)
Morgan Stanley	SAFEHOLD INC.	ASSET RETURN		FEDEF-1-DAY	Annually	09/11/2023	USD	690	15	–	15
Morgan Stanley	SEASPAN CORPORATION	ASSET RETURN		FEDEF-1-DAY	Annually	09/11/2023	USD	104	(1)	–	(1)
Morgan Stanley	SIGNIFY HEALTH	ASSET RETURN		FEDEF-1-DAY	Annually	09/11/2023	USD	604	(1)	–	(1)
Morgan Stanley	SOUTH JERSEY INDU	ASSET RETURN		FEDEF-1-DAY	Annually	09/11/2023	USD	98	(1)	–	(1)
Morgan Stanley	YAMANA GOLD INC.	FEDEF-1-DAY		ASSET RETURN	Monthly	06/09/2023	USD	377	37	–	37
									$69	$–	$69

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.0 X BZDIOVRA + 0.0 BPS	12.865%	Annually	01/02/2025	BRL	14,663	$12	$(1)	$13
5.9%	1.0 X 6-MONTH WIBOR + 0.0 BPS	Annually	03/15/2028	PLN	5,195	9	–	9
						$21	$(1)	$22

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS.HY.38	5.00%	Quarterly	06/20/2027	$1,287	$(27)	$(23)	$(4)
CDS.HY.38	5.00%	Quarterly	06/20/2027	1,604	(33)	(78)	45
CDX.HY.38	5.00%	Quarterly	12/20/2027	995	(14)	41	(55)
CDX.HY.39	5.00%	Quarterly	12/20/2027	194	(2)	5	(7)
CDX.HY.39	5.00%	Quarterly	12/20/2027	202	(1)	(1)	–
CDX.HY.39	5.00%	Quarterly	12/20/2027	202	(1)	(1)	–
CDX.IG.39	1.00%	Quarterly	12/20/2027	609	(5)	–	(5)
CDX.IG.39	1.00%	Quarterly	12/20/2027	592	(11)	(1)	(10)
ITRX.XOVER.38	5.00%	Quarterly	12/20/2027	156	(2)	(1)	(1)
ITRX.XOVER.38	5.00%	Quarterly	12/20/2027	93	(1)	(1)	–
SOAF	1.00%	Quarterly	12/20/2027	1,152	73	111	(38)
					$(24)	$51	$(75)

Percentages are based on Net Assets of $401,354 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security considered restricted, excluding 144A. The total market value of such securities as of December 31, 2022 was $1,007 ($ Thousands) and represented 0.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $32,568 ($ Thousands), representing 8.1% of the Net Assets of the Fund.

(D)	No interest rate available.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Interest rate represents the security's effective yield at the time of purchase.
(J)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(K)	Zero coupon security.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Strategy Alternative Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$117,844	$215,713	$(200,712)	$—	$—	$132,845	$1,110	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at December 31, 2022, is as follows:

Description	Number of Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date/Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Guitar Center	2,167	1/8/2021	$275	$415
Parker Drilling Co	4,256	3/26/2019	53	30
Parker Drilling Co	158	3/26/2019	2	1
Corporate Obligation
Mountain Province Diamonds	$–	10/17/2022	–	–
Northwest Acquisitions ULC	460	10/1/2019	419	–
Loan Participation
Boardriders Inc., Closing Date Tranche A Loan, 1st Lien	47	9/4/2020	47	46
Boardriders Inc., Closing Date Tranche B-2 Loan, 1st Lien	274	9/4/2020	234	226
Glass Mountain Holdings Pipeline, 1st Lien	16	11/18/2021	15	13
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien	112	3/21/2019	99	90
Premier Brands Group Holdings, LLC, Term Loan, 1st Lien	82	3/21/2019	74	67
Preferred Stock
Boardriders Inc.	25,646	9/4/2020	–	30
Guitar Center	39	1/8/2021	4	3
Warrant
Guitar Center	527	1/8/2021	29	51
Guitar Center	574	1/8/2021	21	32
Guitar Center	47	1/8/2021	2	3
			$1,274	$1,007

See “Glossary” for abbreviations.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 57.4%
U.S. Treasury Bills
4.741%, 06/15/2023 ^(A)	$13,199	$12,933
4.678%, 06/08/2023 ^(A)	28,805	28,242
4.657%, 06/01/2023 ^(A)	130,000	127,577
4.625%, 05/25/2023 (A)	120,000	117,865
4.542%, 05/04/2023 ^(A)	118,000	116,219
4.444%, 04/27/2023 (A)	200,000	197,182
3.927%, 03/30/2023 ^(A)	80,000	79,180
3.854%, 03/23/2023 ^(A)	100,000	99,069
3.527%, 03/16/2023 ^(A)	124,632	123,598
2.966%, 01/19/2023 ^(A)	84,000	83,865
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,813	2,037
3.625%, 04/15/2028	1,843	2,008
3.375%, 04/15/2032	1,679	1,922
2.500%, 01/15/2029	1,388	1,447
2.375%, 01/15/2025	1,265	1,266
2.375%, 01/15/2027	1,478	1,507
2.125%, 02/15/2040	1,379	1,459
2.125%, 02/15/2041	1,361	1,441
2.000%, 01/15/2026	1,501	1,500
1.750%, 01/15/2028	674	674
1.375%, 02/15/2044	1,279	1,187
1.000%, 02/15/2046	1,635	1,387
1.000%, 02/15/2049	2,369	1,978
0.875%, 01/15/2029	1,298	1,237
0.750%, 07/15/2028	6,648	6,333
0.750%, 02/15/2042	1,319	1,103
0.750%, 02/15/2045	949	767
0.625%, 01/15/2024	1,277	1,250
0.625%, 01/15/2026	1,254	1,204
0.625%, 07/15/2032	12,103	11,085
0.625%, 02/15/2043	1,296	1,045
0.500%, 01/15/2028	11,961	11,247
0.375%, 07/15/2023	1,281	1,265
0.375%, 07/15/2025	2,513	2,414
0.375%, 01/15/2027	2,467	2,327
0.375%, 07/15/2027	2,680	2,526
0.250%, 01/15/2025	629	603
0.250%, 07/15/2029	11,534	10,559
0.250%, 02/15/2050	348	234
0.125%, 01/15/2023	6,455	6,447
0.125%, 07/15/2024	2,510	2,429
0.125%, 10/15/2024	2,904	2,796
0.125%, 10/15/2025	2,871	2,729
0.125%, 04/15/2026	3,125	2,938
0.125%, 07/15/2026	1,243	1,171
0.125%, 04/15/2027	4,222	3,934
0.125%, 01/15/2030	12,278	11,028
0.125%, 07/15/2030	13,134	11,760
0.125%, 01/15/2031	14,367	12,759
0.125%, 07/15/2031	14,566	12,870

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 01/15/2032		$14,621	$12,806

Total U.S. Treasury Obligations
(Cost $1,160,643) ($ Thousands)			1,144,409

SOVEREIGN DEBT — 10.0%

Council of Europe Development Bank
2.625%, 02/13/2023^		500	499
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	21,677	23,499
0.100%, 04/15/2023		8,773	9,269
0.100%, 04/15/2026		2,947	3,118
0.100%, 04/15/2033		7,978	8,389
0.100%, 04/15/2046		5,858	6,265
European Bank for Reconstruction & Development MTN
2.750%, 03/07/2023^		$750	748
European Investment Bank
2.500%, 03/15/2023^		375	373
Export Development Canada
2.750%, 03/15/2023^		750	747
2.500%, 01/24/2023^		750	749
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	1,427	1,871
3.150%, 07/25/2032		1,492	1,960
2.100%, 07/25/2023(B)		2,379	2,599
1.850%, 07/25/2027		8,708	9,908
1.800%, 07/25/2040(B)		1,382	1,727
0.700%, 07/25/2030(B)		10,636	11,478
0.250%, 07/25/2024		2,084	2,242
0.100%, 03/01/2025		1,141	1,229
0.100%, 03/01/2026(B)		1,084	1,146
0.100%, 03/01/2028		1,481	1,587
0.100%, 03/01/2029		4,607	4,784
0.100%, 07/25/2031(B)		8,183	8,390
0.100%, 03/01/2032		1,087	1,149
0.100%, 03/01/2036(B)		1,084	1,105
0.100%, 07/25/2036(B)		2,460	2,375
0.100%, 07/25/2047(B)		1,352	1,248
Inter-American Development Bank
2.625%, 01/16/2024^		$375	366
2.500%, 01/18/2023^		750	750
International Bank for Reconstruction & Development
7.625%, 01/19/2023^		750	751
1.750%, 04/19/2023^		1,000	991
International Finance MTN
2.875%, 07/31/2023^		375	371

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026(B)	EUR	1,280	$1,451
2.600%, 09/15/2023(B)		1,378	1,496
2.550%, 09/15/2041(B)		2,072	2,263
2.350%, 09/15/2024(B)		1,213	1,333
2.350%, 09/15/2035(B)		2,164	2,293
1.300%, 05/15/2028(B)		1,189	1,228
1.250%, 09/15/2032(B)		1,206	1,168
0.650%, 05/15/2026		1,135	1,172
0.400%, 05/15/2030(B)		1,153	1,076
0.150%, 05/15/2051(B)		1,156	721
0.100%, 05/15/2023		1,055	1,120
Korea International Bond
2.750%, 01/19/2027^		$1,000	931
Province of Quebec Canada
2.625%, 02/13/2023^		500	499
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,020
2.500%, 07/17/2024		340	1,534
2.000%, 01/26/2035		932	2,688
1.250%, 11/22/2027		1,835	2,329
1.250%, 11/22/2032		8,366	11,132
1.250%, 11/22/2055		1,483	2,193
1.125%, 11/22/2037		1,761	2,332
0.750%, 03/22/2034		7,056	8,918
0.750%, 11/22/2047		1,543	1,920
0.625%, 03/22/2040		2,468	3,052
0.625%, 11/22/2042		1,677	2,066
0.500%, 03/22/2050		835	992
0.375%, 03/22/2062		1,661	1,990
0.250%, 03/22/2052		1,766	1,955
0.125%, 03/22/2024		2,057	2,512
0.125%, 03/22/2026		1,379	1,672
0.125%, 08/10/2028		4,439	5,317
0.125%, 03/22/2029		2,550	3,058
0.125%, 08/10/2031		3,640	4,403
0.125%, 03/22/2044		1,469	1,617
0.125%, 08/10/2048		1,296	1,393
0.125%, 03/22/2058		1,392	1,491
0.125%, 11/22/2065		1,504	1,664
0.125%, 03/22/2068		2,140	2,372

Total Sovereign Debt
(Cost $246,740) ($ Thousands)			199,054

	Shares
FOREIGN COMMON STOCK — 3.3%

Australia — 0.2%
Ampol Ltd		9,426	181
APA Group		9,304	68
Aristocrat Leisure Ltd		3,212	67
ASX Ltd		1,383	64

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Aurizon Holdings Ltd	21,309	$54
BHP Group Ltd	3,324	103
BlueScope Steel Ltd	3,194	36
Brambles Ltd	4,589	37
Cochlear Ltd	834	115
Coles Group Ltd	12,289	139
Commonwealth Bank of Australia	792	55
Computershare Ltd	8,847	157
CSL Ltd	892	174
Dexus *‡	7,723	41
Endeavour Group Ltd/Australia	22,375	97
Fortescue Metals Group Ltd	3,424	48
Glencore PLC	20,900	139
Goodman Group ‡	3,333	39
IDP Education Ltd	3,370	62
Insurance Australia Group Ltd	20,132	65
Lendlease Corp Ltd ‡	5,588	30
Lottery Corp Ltd/The *	30,312	92
Medibank Pvt Ltd	28,257	57
Newcrest Mining Ltd	5,302	74
Orica Ltd	6,944	71
Origin Energy Ltd	9,571	50
Qantas Airways Ltd *	8,953	37
Ramsay Health Care Ltd	2,924	128
Rio Tinto Ltd	1,118	88
Rio Tinto PLC	1,750	122
Santos Ltd	43,557	211
Sonic Healthcare Ltd	4,379	89
South32 Ltd	23,300	63
Suncorp Group Ltd	7,008	57
Vicinity Centres ‡	121,603	165
Washington H Soul Pattinson & Co Ltd	10,657	200
Wesfarmers Ltd	2,749	86
Westpac Banking Corp	1,983	31
Woolworths Group Ltd	6,248	142
Xero Ltd *	2,369	113

		3,647

Austria — 0.0%
Erste Group Bank AG	1,198	38
OMV AG	4,482	230
Verbund AG	1,703	143

		411

Belgium — 0.1%
Ageas SA/NV	1,537	68
Anheuser-Busch InBev SA/NV	2,899	174
Argenx SE *	357	133
D'ieteren SA/NV	263	50
Elia Group SA/NV	1,691	240
KBC Group NV	780	50
Solvay SA	1,000	101

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
UCB SA, Cl A	2,355	$185
Umicore SA	2,797	102

		1,103

Canada — 0.3%
Agnico Eagle Mines Ltd	1,381	72
Algonquin Power & Utilities Corp	32,126	209
Alimentation Couche-Tard	1,594	70
AltaGas Ltd	8,963	155
ARC Resources	11,120	150
Bank of Nova Scotia/The, Cl C	1,239	61
Barrick Gold Corp	5,823	100
Brookfield, Cl A	1,346	42
Brookfield Asset Management, Cl A *	336	10
CAE Inc *	3,606	70
Cameco Corp	7,757	176
Canadian Natural Resources Ltd	2,511	139
Canadian Pacific Railway Ltd	1,666	124
Canadian Tire Corp Ltd, Cl A	894	93
Canadian Utilities Ltd, Cl A	2,438	66
CCL Industries Inc, Cl B	2,082	89
CGI Inc, Cl A *	1,997	172
Constellation Software Inc/Canada	100	156
Dollarama Inc	3,557	208
Empire Co Ltd, Cl A	4,984	131
Enbridge Inc	4,262	166
Fairfax Financial Holdings Ltd	161	95
First Quantum Minerals Ltd (Canada)	2,143	45
FirstService Corp ‡	514	63
Franco-Nevada Corp	892	121
George Weston Ltd	1,417	176
Hydro One Ltd	7,241	194
iA Financial Corp Inc	1,313	77
IGM Financial Inc	1,781	50
Imperial Oil Ltd	2,811	137
Kinross Gold Corp	13,832	56
Loblaw Cos Ltd	2,051	181
Magna International Inc, Cl A	1,520	85
Manulife Financial	3,345	60
Metro Inc/CN, Cl A	4,352	241
Northland Power Inc	3,218	88
Nutrien Ltd	1,332	97
Nuvei Corp *	1,571	40
Onex Corp	1,334	64
Open Text Corp	2,952	87
Parkland Corp	5,597	123
Pembina Pipeline	3,884	132
Quebecor Inc, Cl B	3,150	70
Ritchie Bros Auctioneers Inc, Cl B	2,228	129
Royal Bank of Canada	1,147	108
Saputo Inc	4,704	116
Shaw Communications Inc, Cl B	6,318	182

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Shopify Inc, Cl A *	1,129	$39
Suncor Energy Inc	4,734	150
TC Energy Corp	4,327	172
Teck Resources Ltd, Cl B	2,369	90
TMX Group Ltd	1,370	137
Toronto-Dominion Bank/The	1,857	120
Tourmaline Oil Corp	3,283	165
Wheaton Precious Metals Corp	2,919	114
WSP Global Inc	1,000	116

		6,379

China — 0.0%
Sands China Ltd *	36,800	122

Denmark — 0.1%
Carlsberg AS, Cl B	1,231	163
Chr Hansen Holding A/S	3,738	268
Coloplast A/S, Cl B	1,741	203
Danske Bank A/S	4,024	79
Demant A/S *	2,583	71
Genmab A/S *	210	89
Novo Nordisk A/S, Cl B	2,301	310
Novozymes A/S, Cl B	2,193	111
Orsted AS	1,899	172
Pandora A/S	852	60
Tryg A/S	2,801	66
Vestas Wind Systems A/S	1,472	43

		1,635

Finland — 0.0%
Elisa Oyj	1,161	61
Fortum Oyj	9,851	163
Kesko Oyj, Cl B	3,963	87
Kone Oyj, Cl B	1,311	67
Neste Oyj	4,083	188
Nokia Oyj	10,220	47
Orion Oyj, Cl B	1,076	59
Stora Enso Oyj, Cl R	7,398	104
UPM-Kymmene Oyj, Cl V	1,682	63
Wartsila OYJ Abp	4,133	35

		874

France — 0.2%
Accor SA	1,293	32
Aeroports de Paris, Cl A	373	50
Air Liquide SA	872	123
Arkema SA	736	66
BioMerieux	1,345	141
Bollore SE	19,190	107
Bouygues SA	892	27
Capgemini SE	366	61
Carrefour SA	6,251	104

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Cie Generale des Etablissements Michelin SCA	1,899	$53
Danone SA	1,033	54
Dassault Systemes SE	2,191	78
Edenred	1,730	94
Eiffage SA	687	67
Electricite de France SA	10,273	132
Engie SA	11,598	166
Eurazeo SE	468	29
Euronext NV	536	40
Gecina SA ‡	323	33
Getlink SE	4,624	74
Hermes International	44	68
Ipsen SA	736	79
Kering SA	119	60
La Francaise des Jeux SAEM	1,007	40
Legrand SA	1,748	140
L'Oreal SA	545	194
LVMH Moet Hennessy Louis Vuitton SE	84	61
Orange SA	26,305	261
Pernod Ricard SA	584	114
Publicis Groupe SA	2,309	146
Remy Cointreau SA	674	113
Renault SA	1,557	52
Sanofi	904	87
Sartorius Stedim Biotech	137	44
Sodexo SA	477	45
Teleperformance	98	23
Thales SA, Cl A	220	28
TotalEnergies SE	3,922	245
Ubisoft Entertainment SA *	5,671	160
Veolia Environnement SA	6,279	161
Vinci SA	720	72
Vivendi SE	5,328	51
Wendel SE	480	45
Worldline SA/France *	1,571	61

		3,881

Germany — 0.2%
adidas AG	399	54
Allianz SE	347	74
BASF SE	930	46
Bayerische Motoren Werke AG	600	53
Bechtle	3,183	112
Beiersdorf AG	1,765	202
Brenntag SE	810	52
Carl Zeiss Meditec AG	837	105
Commerzbank AG	4,489	42
Continental AG	779	47
Covestro AG	2,090	82
Deutsche Boerse AG	198	34
Deutsche Lufthansa AG *	6,970	58

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Deutsche Telekom AG	6,455	$128
E.ON SE	19,443	194
Fresenius Medical Care AG & Co KGaA	5,480	179
GEA Group AG	1,568	64
Hannover Rueck SE	313	62
HeidelbergCement AG	1,561	89
HelloFresh SE *	4,883	107
Henkel AG & Co KGaA	2,041	131
Infineon Technologies AG	2,515	76
Knorr-Bremse AG	603	33
Mercedes-Benz Group AG	2,395	157
Merck KGaA	510	99
MTU Aero Engines AG	221	48
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	89
Puma SE	744	45
QIAGEN NV *	3,375	169
Rational AG	61	36
Rheinmetall	281	56
RWE AG	3,800	169
Scout24 SE	3,632	182
Siemens Healthineers AG	2,595	129
Symrise AG, Cl A	1,058	115
Telefonica Deutschland Holding AG	49,295	121
United Internet AG	3,471	70
Vonovia SE ‡	1,664	39
Zalando SE *	1,399	49

		3,597

Hong Kong — 0.2%
AIA Group Ltd	6,600	73
Budweiser Brewing Co APAC Ltd	60,300	190
CK Asset Holdings Ltd ‡	5,931	36
CK Hutchison Holdings Ltd	18,208	109
CK Infrastructure Holdings Ltd	61,500	322
CLP Holdings Ltd, Cl B	60,338	440
Galaxy Entertainment Group Ltd	23,000	152
Hang Lung Properties ‡	77,000	150
HK Electric Investments & HK Electric Investments Ltd	617,000	409
HKT Trust & HKT Ltd	368,000	451
Hong Kong & China Gas Co Ltd	595,999	567
Power Assets Holdings Ltd	68,474	375
Sino Land Co Ltd ‡	28,000	35
SITC International Holdings	32,000	71
Swire Properties Ltd ‡	18,400	47
Techtronic Industries Co Ltd	4,001	45
WH Group Ltd	477,329	278
Xinyi Glass Holdings Ltd	30,000	56

		3,806

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Ireland — 0.0%
CRH PLC	3,263	$129
Flutter Entertainment PLC *	818	112
James Hardie Industries PLC	2,747	49
Kerry Group PLC, Cl A	2,791	251

		541

Israel — 0.1%
Azrieli Group Ltd ‡	746	50
Bank Leumi Le-Israel BM	7,501	62
Bezeq The Israeli Telecommunication Corp Ltd	133,087	227
Elbit Systems Ltd	167	27
ICL Group Ltd	15,926	115
Nice Ltd *	443	85
Teva Pharmaceutical Industries Ltd ADR *	19,121	175
Tower Semiconductor *	4,148	180
Wix.com Ltd *	1,638	126

		1,047

Italy — 0.1%
Amplifon SpA	2,640	78
CNH Industrial NV	1,935	31
Davide Campari-Milano NV	7,301	74
DiaSorin SpA	523	73
Eni SpA	12,878	183
Ferrari NV	832	178
FinecoBank Banca Fineco	4,628	77
Infrastrutture Wireless Italiane SpA	16,055	161
Intesa Sanpaolo SpA	23,072	51
Nexi SpA *	15,465	121
Poste Italiane SpA	8,102	79
Prysmian SpA	1,571	58
Recordati Industria Chimica e Farmaceutica SpA	2,099	87
Stellantis NV	7,212	102
Terna - Rete Elettrica Nazionale	16,689	123
UniCredit SpA	3,777	53

		1,529

Japan — 0.9%
Advantest Corp	600	39
Aeon Co Ltd, Cl H	5,400	114
Aisin Corp	1,500	40
Ajinomoto Co Inc	8,000	244
ANA Holdings Inc	3,500	74
Asahi Group Holdings Ltd	2,400	75
Asahi Intecc Co Ltd	2,900	48
Astellas Pharma Inc	6,600	100
Bandai Namco Holdings Inc	1,500	95
Brother Industries Ltd	9,300	141
Canon Inc	5,200	113

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Capcom Co Ltd	4,100	$131
Central Japan Railway Co	600	74
Chiba Bank Ltd/The, Cl B	7,300	53
Chubu Electric Power Co Inc	24,700	255
Chugai Pharmaceutical Co Ltd	2,500	64
Concordia Financial Group Ltd	15,100	63
CyberAgent Inc	13,100	116
Dai Nippon Printing Co Ltd	3,300	66
Daifuku Co Ltd	700	33
Dai-ichi Life Holdings Inc	2,300	52
Daiichi Sankyo Co Ltd	3,800	122
Daito Trust Construction Co Ltd	900	92
Daiwa House Industry Co Ltd ‡	1,300	30
Daiwa House Investment Corp ‡	42	93
Dentsu Group Inc	4,300	135
Disco Corp	200	57
East Japan Railway Co	1,200	68
Eisai Co Ltd	1,400	92
ENEOS Holdings Inc	70,100	238
Fast Retailing Co Ltd	234	143
FUJIFILM Holdings Corp	1,700	85
Fujitsu Ltd	400	53
GLP J-Reit ‡	44	50
Hakuhodo DY Holdings Inc	5,800	58
Hankyu Hanshin Holdings Inc	3,600	107
Hikari Tsushin	1,400	198
Hirose Electric Co Ltd	682	86
Hitachi Construction Machinery Co Ltd	3,100	70
Hoya Corp	500	48
Ibiden Co Ltd	1,500	54
Idemitsu Kosan Co Ltd	8,998	209
Iida Group Holdings Co Ltd	3,400	52
Inpex Corp	12,100	128
Ito En Ltd	2,000	73
ITOCHU Corp	3,700	116
Itochu Techno-Solutions Corp	2,800	65
Japan Airlines Co Ltd	5,500	112
Japan Exchange Group Inc	12,200	175
Japan Metropolitan Fund Invest, Cl A ‡	64	51
Japan Post Bank Co Ltd	14,500	124
Japan Post Holdings Co Ltd	13,200	111
Japan Real Estate Investment Corp ‡	12	52
Japan Tobacco Inc	6,700	135
JFE Holdings Inc	5,400	63
JSR Corp	1,900	37
Kakaku.com Inc	7,400	119
Kansai Electric Power Co Inc/The	26,300	255
Kao Corp	1,800	72
KDDI Corp	12,600	380
Keio Corp	2,500	92
Kikkoman Corp	900	47
Kintetsu Group Holdings Co Ltd	4,000	132

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Kirin Holdings Co Ltd	4,100	$63
Kobayashi Pharmaceutical Co Ltd	1,100	75
Kobe Bussan Co Ltd	2,600	75
Koei Tecmo Holdings Co Ltd	4,360	79
Koito Manufacturing	9,900	149
Komatsu Ltd	4,100	89
Konami Group Corp	1,600	72
Kose Corp	1,000	109
Kubota Corp	3,100	43
Kyocera Corp	1,500	74
Kyowa Kirin Co Ltd	4,100	94
Lasertec Corp	200	33
Lixil Corp	2,000	30
M3 Inc	1,900	52
Marubeni Corp	7,100	82
McDonald's Holdings Co Japan Ltd	5,223	198
MEIJI Holdings Co Ltd	2,400	123
Mitsubishi Chemical Group Corp, Cl B	8,100	42
Mitsui Fudosan Co Ltd ‡	2,500	46
MonotaRO Co Ltd	2,000	28
NEC Corp	4,600	162
Nexon Co Ltd	3,800	85
Nintendo Co Ltd	2,040	86
Nippon Building Fund Inc ‡	13	58
Nippon Paint Holdings Co Ltd	5,400	43
Nippon Prologis Inc ‡	40	94
Nippon Sanso Holdings Corp	2,600	38
Nippon Shinyaku Co Ltd	2,600	147
Nippon Steel Corp	4,300	75
Nippon Telegraph & Telephone Corp	7,400	211
Nippon Yusen KK	900	21
Nissan Chemical Corp	1,800	79
Nisshin Seifun Group Inc	4,815	60
Nissin Foods Holdings Co Ltd	2,000	158
Nitori Holdings	600	78
Nomura Holdings Inc	12,000	44
Nomura Real Estate Holdings ‡	8,400	180
Nomura Real Estate Master Fund Inc ‡	44	54
NTT Data Corp	3,400	50
Obic Co Ltd	400	59
Odakyu Electric Railway Co Ltd	3,500	45
Oji Holdings Corp	14,000	56
Olympus Corp	3,600	64
Ono Pharmaceutical Co Ltd	3,700	86
Oracle Corp Japan	1,200	77
Oriental Land Co Ltd/Japan	600	87
ORIX Corp	3,400	55
Osaka Gas Co Ltd	40,900	660
Otsuka Corp	2,000	63
Otsuka Holdings Co Ltd	2,600	85
Pan Pacific International Holdings Corp	19,300	359
Panasonic Holdings Corp	10,200	86

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Rakuten Group Inc	7,600	$34
Renesas Electronics Corp *	4,800	43
Rohm Co Ltd	700	51
SBI Holdings Inc/Japan	2,400	46
SCSK Corp	3,600	55
Secom Co Ltd	1,100	63
Seiko Epson Corp	9,600	140
Seven & i Holdings Co Ltd	3,600	154
SG Holdings Co Ltd	8,000	111
Sharp Corp/Japan	4,700	34
Shimadzu Corp	2,300	65
Shimano Inc	400	63
Shionogi & Co Ltd	1,600	80
Shiseido Co Ltd	1,900	93
Shizuoka Financial Group	12,000	96
SoftBank Corp	14,200	160
SoftBank Group Corp	900	39
Sompo Holdings Inc	2,100	93
Sony Group Corp	800	61
Square Enix Holdings Co Ltd	3,200	149
Subaru Corp	3,700	57
SUMCO Corp	3,000	40
Sumitomo Chemical Co Ltd	39,700	143
Sumitomo Corp	6,500	108
Sumitomo Metal Mining Co Ltd	1,000	35
Suntory Beverage & Food Ltd	3,500	119
Sysmex Corp	1,000	61
T&D Holdings Inc	4,600	66
Taisei Corp	1,900	61
Takeda Pharmaceutical Co Ltd	4,318	135
TDK Corp	1,500	49
Terumo Corp	2,800	80
TIS Inc	3,300	87
Tobu Railway Co Ltd	5,000	117
Toho Co Ltd/Tokyo	3,600	139
Tokio Marine Holdings Inc	6,900	148
Tokyo Electric Power Co Holdings Inc *	43,300	156
Tokyo Gas Co Ltd	50,200	984
Tokyu Corp	7,000	88
Toray Industries Inc	10,000	56
Toshiba	2,700	94
Tosoh Corp	12,700	151
Toyota Industries Corp	700	38
Toyota Motor Corp	8,800	121
Trend Micro Inc/Japan	3,300	154
Unicharm Corp	5,000	192
Welcia Holdings Co Ltd	5,700	133
West Japan Railway Co	3,400	148
Yakult Honsha Co Ltd	2,100	136
Yamaha Corp	1,100	41
Yamato Holdings Co Ltd	2,500	40
Yaskawa Electric Corp	1,400	45

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Yokogawa Electric Corp	3,700	$59
ZOZO Inc	1,800	44

		17,285

Jordan — 0.0%
Hikma Pharmaceuticals PLC	6,315	118

Luxembourg — 0.0%
Eurofins Scientific SE	880	63

Netherlands — 0.1%
ABN AMRO Bank NV	5,808	80
Adyen NV *	65	89
Aegon NV	14,434	73
Akzo Nobel NV	725	48
ArcelorMittal SA	2,187	57
ASM International NV	322	81
ASML Holding NV	209	112
Heineken Holding NV	1,929	148
Heineken NV	1,761	165
ING Groep NV	6,781	82
JDE Peet's NV	6,548	189
Just Eat Takeaway.com NV *	2,362	50
Koninklijke Ahold Delhaize NV	6,728	193
Koninklijke DSM NV	490	60
Koninklijke KPN NV	43,321	134
Koninklijke Philips NV	3,809	57
OCI NV	1,649	59
Prosus NV	898	62
Unibail-Rodamco-Westfield *‡	1,316	68
Universal Music Group NV	5,777	139
Wolters Kluwer NV	1,366	143

		2,089

New Zealand — 0.0%
Auckland International Airport Ltd *	12,197	60
Fisher & Paykel Healthcare Corp Ltd	11,240	161
Meridian Energy Ltd	35,246	117
Spark New Zealand Ltd	94,888	324

		662

Norway — 0.0%
Aker BP ASA	6,322	195
Equinor ASA	4,617	165
Gjensidige Forsikring ASA	3,339	65
Kongsberg Gruppen ASA	3,110	131
Norsk Hydro ASA	18,290	136
Telenor ASA	20,281	189

		881

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Portugal — 0.0%
EDP - Energias de Portugal SA	41,479	$206
Galp Energia SGPS SA	22,268	300

		506

Singapore — 0.1%
Ascendas Real Estate Investment Trust ‡	17,600	36
Capitaland Investment Ltd/Singapore ‡	15,100	42
City Developments Ltd ‡	7,600	47
Jardine Cycle & Carriage Ltd	9,100	194
Jardine Matheson Holdings Ltd	3,164	161
Oversea-Chinese Banking Corp Ltd	4,100	37
Sea Ltd ADR *	5,508	286
Singapore Exchange Ltd	7,100	48
Singapore Technologies Engineering Ltd	8,700	22
Singapore Telecommunications Ltd	216,300	414
Venture Corp Ltd	25,300	322

		1,609

South Korea — 0.0%
Delivery Hero SE *	1,113	53

Spain — 0.1%
ACCIONA Energias Renovables	3,758	145
Acciona SA	722	132
ACS Actividades de Construccion y Servicios SA	1,954	56
Aena SME SA *	513	64
Amadeus IT Group SA, Cl A *	1,707	88
Banco Santander SA	14,314	43
CaixaBank SA	13,416	53
Cellnex Telecom SA	4,726	156
EDP Renovaveis	7,361	162
Enagas SA	3,003	50
Endesa SA	8,563	161
Ferrovial SA	2,453	64
Grifols SA *	12,839	147
Iberdrola SA	4,859	57
Industria de Diseno Textil SA	6,407	170
Repsol SA, Cl A	13,993	222
Telefonica SA *	41,335	149

		1,919

Sweden — 0.1%
Atlas Copco AB, Cl A	1,380	16
Boliden AB	2,335	88
Embracer Group AB, Cl B *	38,931	177
Epiroc AB, Cl A	6,391	116
EQT AB	2,299	49
Evolution Gaming Group	948	92
Getinge AB, Cl B	3,429	71
Hexagon AB, Cl B	6,475	68

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Holmen, Cl B	3,015	$120
Indutrade	8,779	178
L E Lundbergforetagen AB, Cl B	4,595	196
Nibe Industrier, Cl B	13,845	129
Nordea Bank Abp, Cl A	6,982	75
Skandinaviska Enskilda Banken AB, Cl A	5,484	63
SKF AB, Cl B	7,979	122
Svenska Cellulosa AB SCA, Cl B	8,996	114
Svenska Handelsbanken AB, Cl A	7,194	72
Swedbank AB, Cl A	3,925	67
Tele2 AB, Cl B	24,535	200
Telefonaktiebolaget LM Ericsson, Cl B	24,467	143
Telia Co AB	107,041	274

		2,430

Switzerland — 0.2%
Adecco Group AG	1,187	39
Alcon Inc	2,354	161
Bachem Holding, Cl B	1,569	135
Baloise Holding AG	496	77
Barry Callebaut AG	104	206
BKW AG	2,159	295
Chocoladefabriken Lindt & Spruengli AG	1	103
Cie Financiere Richemont SA, Cl A	745	96
Geberit AG	215	101
Givaudan SA	26	80
Holcim AG	1,540	80
Logitech International SA	1,488	92
Lonza Group AG	296	145
Nestle SA	1,850	214
Novartis AG	1,266	114
Partners Group Holding AG	76	67
Roche Holding AG	484	187
Schindler Holding AG	179	32
SGS SA, Cl B	41	95
SIG Group	4,394	96
Sika AG	195	47
Sonova Holding AG	526	125
Straumann Holding AG	960	110
Swatch Group AG/The, Cl B	251	71
Swiss Life Holding AG	180	93
Swiss Prime Site AG ‡	588	51
Swisscom AG	729	399
Temenos AG	2,087	114
UBS Group AG	4,371	81
VAT Group	332	91
Zurich Insurance Group AG	87	42

		3,639

United Kingdom — 0.3%
Admiral Group PLC	2,390	61
Antofagasta PLC	6,096	113

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Associated British Foods PLC	7,753	$147
AstraZeneca PLC	1,035	140
Auto Trader Group PLC	23,673	147
AVEVA Group PLC	2,005	77
Barratt Developments PLC	6,905	33
Berkeley Group Holdings PLC	1,223	55
BP PLC	46,411	265
British American Tobacco PLC	4,565	180
BT Group PLC, Cl A	104,801	141
Bunzl PLC	3,000	100
Burberry Group PLC	2,683	66
Coca-Cola Europacific Partners PLC	3,518	195
Coca-Cola HBC AG	4,673	111
Compass Group PLC	3,169	73
DCC PLC	732	36
Diageo PLC	2,888	127
Experian PLC	1,157	39
Haleon *	18,957	75
Halma PLC	5,482	130
Hargreaves Lansdown PLC	4,638	48
HSBC Holdings PLC	17,725	110
Imperial Brands PLC	5,956	148
InterContinental Hotels Group PLC	861	49
J Sainsbury PLC	54,025	142
Johnson Matthey PLC	2,742	70
Kingfisher PLC	15,739	45
Kingspan Group PLC	608	33
Land Securities Group PLC ‡	4,420	33
Linde PLC	660	215
London Stock Exchange Group PLC	585	50
Mondi PLC	5,822	99
National Grid PLC	16,672	200
NMC Health PLC *	12,179	—
Ocado Group PLC *	7,660	57
Pearson PLC	15,564	176
Persimmon PLC	2,512	37
Phoenix Group Holdings PLC	7,887	58
Prudential PLC	1,980	27
Reckitt Benckiser Group PLC	1,269	88
RELX PLC	3,034	83
Rentokil Initial PLC	12,011	73
Rolls-Royce Holdings PLC *	19,553	22
Sage Group PLC/The	12,410	111
Segro PLC ‡	3,917	36
Severn Trent PLC	3,984	127
Smith & Nephew PLC	7,784	104
Smiths Group PLC	3,056	59
Smurfit Kappa Group PLC	3,889	143
SSE PLC	6,499	134
Taylor Wimpey	153,902	188
Tesco PLC	17,126	46
United Utilities Group PLC, Cl B	16,150	193

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Vodafone Group PLC	157,079	$159
Whitbread PLC	1,289	40
WPP PLC	14,932	147

		5,661

United States — 0.0%
Accenture PLC, Cl A	286	76
Allegion PLC	654	69
Amcor PLC	16,032	191
Aon PLC, Cl A	234	70
Aptiv PLC *	853	80
Eaton Corp PLC	402	63
Johnson Controls International plc	3,007	192
Medtronic PLC	1,787	139
Trane Technologies PLC	641	108

		988

Total Foreign Common Stock
(Cost $65,275) ($ Thousands)		66,475

COMMON STOCK — 3.1%

Communication Services — 0.3%
Activision Blizzard Inc	3,438	263
Alphabet Inc, Cl A *	3,248	287
AT&T Inc	12,434	229
Charter Communications Inc, Cl A *	539	183
Comcast Corp, Cl A	7,386	258
DISH Network Corp, Cl A *	11,912	167
Electronic Arts Inc	2,309	282
Fox Corp, Cl B	9,772	278
Interpublic Group of Cos Inc/The	7,556	252
Live Nation Entertainment Inc *	3,530	246
Lumen Technologies Inc	45,280	236
Match Group Inc *	5,102	212
Meta Platforms Inc, Cl A *	1,938	233
Netflix Inc *	572	169
News Corp, Cl B	14,611	269
Omnicom Group Inc	3,054	249
Paramount Global, Cl B	15,861	268
Take-Two Interactive Software Inc, Cl A *	2,390	249
T-Mobile US Inc *	2,213	310
Verizon Communications Inc	10,486	413
Walt Disney Co/The *	2,239	195
Warner Bros Discovery Inc *	22,942	217

		5,465
Consumer Discretionary — 0.3%
Advance Auto Parts Inc	673	99
Amazon.com Inc, Cl A *	1,643	138
AutoZone Inc *	63	155

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bath & Body Works Inc	2,395	$101
Best Buy Co Inc	1,132	91
Booking Holdings Inc *	58	117
BorgWarner Inc	2,489	100
CarMax Inc *	2,245	137
Chipotle Mexican Grill Inc, Cl A *	60	83
Darden Restaurants Inc	800	111
Dollar General Corp	528	130
Dollar Tree Inc *	910	129
Domino's Pizza Inc	229	79
DR Horton Inc	1,517	135
eBay Inc	2,983	124
Etsy Inc *	731	88
Expedia Group Inc *	1,112	97
Ford Motor Co	8,570	100
Garmin Ltd	1,316	121
General Motors Co	2,191	74
Hasbro Inc	1,467	89
Hilton Worldwide Holdings Inc	943	119
Home Depot Inc/The	344	109
Las Vegas Sands Corp *	2,848	137
Lennar Corp, Cl A	1,120	101
LKQ Corp	2,394	128
Lowe's Cos Inc	598	119
Marriott International Inc/MD, Cl A	453	67
McDonald's Corp	446	118
MGM Resorts International	2,528	85
Mohawk Industries Inc *	957	98
Newell Brands Inc, Cl B	6,662	87
NIKE Inc, Cl B	913	107
O'Reilly Automotive Inc *	186	157
Pool Corp	476	144
Ralph Lauren Corp, Cl A	835	88
Ross Stores Inc	1,391	161
Royal Caribbean Cruises Ltd *	1,861	92
Starbucks Corp	1,082	107
Tapestry Inc	2,483	95
Target Corp, Cl A	683	102
TJX Cos Inc/The	1,988	158
Tractor Supply Co	712	160
Ulta Beauty Inc *	252	118
VF Corp	3,175	88
Whirlpool Corp	760	107
Yum! Brands Inc	926	119

		5,269
Consumer Staples — 0.4%
Altria Group Inc	5,478	250
Archer-Daniels-Midland Co	2,125	197
Brown-Forman Corp, Cl B	2,289	150
Campbell Soup Co	7,410	421
Church & Dwight Co Inc	2,519	203

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clorox Co/The	1,236	$173
Coca-Cola Co/The	3,032	193
Colgate-Palmolive Co	3,689	291
Conagra Brands Inc	7,947	308
Constellation Brands Inc, Cl A	1,139	264
Costco Wholesale Corp	479	219
Estee Lauder Cos Inc/The, Cl A	852	211
General Mills Inc	2,300	193
Hershey Co/The	912	211
Hormel Foods Corp	6,752	308
J M Smucker Co/The	2,772	439
Kellogg Co	4,858	346
Keurig Dr Pepper Inc	2,089	74
Kimberly-Clark Corp	2,081	283
Kraft Heinz Co/The	8,225	335
Kroger Co/The	4,435	198
Lamb Weston Holdings Inc	2,378	212
McCormick & Co Inc/MD	3,295	273
Molson Coors Beverage Co, Cl B	3,119	161
Mondelez International Inc, Cl A	3,684	246
Monster Beverage Corp *	3,145	319
PepsiCo Inc	1,095	198
Philip Morris International Inc	2,561	259
Procter & Gamble Co/The	2,075	314
Sysco Corp, Cl A	2,494	191
Tyson Foods Inc, Cl A	2,695	168
Walgreens Boots Alliance Inc	4,466	167
Walmart Inc	1,137	161

		7,936
Energy — 0.3%
APA Corp	2,838	132
Baker Hughes Co, Cl A	6,163	182
Chevron Corp	913	164
ConocoPhillips	1,559	184
Coterra Energy Inc	6,421	158
Devon Energy Corp	2,196	135
Diamondback Energy Inc, Cl A	1,269	174
EOG Resources Inc	1,401	181
EQT Corp	4,226	143
Exxon Mobil Corp	1,529	169
Halliburton Co	4,352	171
Hess Corp	1,393	198
Kinder Morgan Inc	11,252	203
Marathon Oil Corp	5,317	144
Marathon Petroleum Corp	1,459	170
Occidental Petroleum Corp	2,472	156
ONEOK Inc	3,125	205
Phillips 66	1,687	176
Pioneer Natural Resources Co	950	217
Schlumberger Ltd, Cl A	3,108	166
Shell PLC	9,599	268

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Targa Resources Corp	2,608	$192
Valero Energy Corp	1,368	173
Williams Cos Inc/The	6,562	216

		4,277
Financials — 0.2%
Allstate Corp/The	963	131
Ameriprise Financial Inc	353	110
Arthur J Gallagher & Co	347	65
Assurant Inc	976	122
Bank of New York Mellon Corp/The	1,593	73
BlackRock Inc	75	53
Capital One Financial Corp	1,461	136
Cboe Global Markets Inc	436	55
Charles Schwab Corp/The	1,056	88
Chubb Ltd	281	62
Cincinnati Financial Corp	682	70
CME Group Inc, Cl A	1,048	176
Comerica Inc	2,445	163
Discover Financial Services	794	78
Everest Re Group Ltd	429	142
Eversource Energy	2,884	242
Fifth Third Bancorp	2,376	78
First Republic Bank/CA	1,661	202
Franklin Resources Inc	2,773	73
Globe Life Inc	870	105
Goldman Sachs Group Inc/The	156	54
Hartford Financial Services Group Inc/The	934	71
Huntington Bancshares Inc/OH	4,218	59
Intercontinental Exchange Inc	482	49
Invesco Ltd	3,850	69
KeyCorp	2,956	52
Lincoln National Corp	4,384	135
Loews Corp	1,583	92
MarketAxess Holdings Inc	257	72
Marsh & McLennan Cos Inc	634	105
Morgan Stanley	1,357	115
MSCI Inc, Cl A	231	107
Nasdaq Inc, Cl A	1,104	68
Northern Trust Corp	777	69
PNC Financial Services Group Inc/The	607	96
Principal Financial Group Inc, Cl A	1,498	126
Progressive Corp/The	529	69
Prudential Financial Inc	736	73
Raymond James Financial Inc	1,314	140
Regions Financial Corp	3,285	71
S&P Global Inc	277	93
State Street Corp	770	60
SVB Financial Group, Cl B *	320	74
Synchrony Financial	2,695	88
T Rowe Price Group Inc	673	73
Travelers Cos Inc/The	399	75

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Truist Financial Corp	2,753	$118
US Bancorp	2,336	102
Wells Fargo & Co	1,682	69
Willis Towers Watson PLC	490	120
Zions Bancorp NA	3,769	185

		4,973
Health Care — 0.3%
Abbott Laboratories	1,268	139
AbbVie Inc	811	131
Agilent Technologies Inc	1,033	155
Align Technology Inc *	714	151
AmerisourceBergen Corp, Cl A	593	98
Amgen Inc, Cl A	498	131
Baxter International Inc	1,597	81
Becton Dickinson and Co	396	101
Biogen Inc *	442	122
Bio-Techne Corp	1,916	159
Boston Scientific Corp *	2,255	104
Bristol-Myers Squibb Co	1,520	109
Catalent Inc *	2,770	125
Centene Corp *	1,160	95
Charles River Laboratories International Inc *	619	135
Cigna Corp	327	108
Cooper Cos Inc/The, Cl A	391	129
CVS Health Corp	1,342	125
Danaher Corp, Cl A	606	161
DENTSPLY SIRONA Inc	2,914	93
Dexcom Inc *	860	97
Edwards Lifesciences Corp, Cl A *	1,150	86
Elevance Health Inc	269	138
Eli Lilly & Co	431	158
Gilead Sciences Inc	1,887	162
GSK PLC	4,891	85
HCA Healthcare Inc	406	97
Henry Schein Inc *	1,495	119
Hologic Inc *	1,195	89
Humana Inc	212	109
IDEXX Laboratories Inc *	289	118
Illumina Inc *	728	147
Incyte Corp *	1,380	111
Intuitive Surgical Inc *	390	103
Johnson & Johnson	1,165	206
Laboratory Corp of America Holdings	622	146
McKesson Corp	492	185
Merck & Co Inc	1,107	123
Mettler-Toledo International Inc *	80	116
Moderna Inc *	521	94
Molina Healthcare Inc *	403	133
Organon & Co	3,618	101
PerkinElmer Inc	728	102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pfizer Inc	2,320	$119
Quest Diagnostics Inc	658	103
Regeneron Pharmaceuticals Inc *	177	128
ResMed Inc	487	101
Stryker Corp	526	129
Swedish Orphan Biovitrum AB *	5,208	108
Teleflex Inc	647	162
UnitedHealth Group Inc	200	106
Universal Health Services Inc, Cl B	874	123
Vertex Pharmaceuticals Inc *	393	113
Viatris Inc, Cl W *	11,060	123
Waters Corp *	259	89
Zimmer Biomet Holdings Inc	1,053	134
Zoetis Inc, Cl A	653	96

		6,911
Industrials — 0.3%
3M Co	563	68
AMETEK Inc	926	129
Boeing Co/The *	613	117
Carrier Global Corp	1,544	64
Caterpillar Inc, Cl A	524	126
CH Robinson Worldwide Inc	978	90
Copart Inc *	1,452	88
CSX Corp	2,961	92
Cummins Inc	289	70
Deere & Co	277	119
Dover Corp	565	77
Emerson Electric Co	986	95
Equifax Inc	349	68
Expeditors International of Washington Inc	870	90
FedEx Corp	571	99
Fortive Corp	1,754	113
Fortune Brands Innovations Inc	2,723	156
General Dynamics Corp	798	198
General Electric Co	1,465	123
Honeywell International Inc	494	106
Howmet Aerospace Inc	2,040	80
Huntington Ingalls Industries Inc, Cl A	418	96
IDEX Corp	1,042	238
Illinois Tool Works Inc	606	133
Ingersoll Rand Inc	1,458	76
Jacobs Solutions Inc	942	113
JB Hunt Transport Services Inc	390	68
L3Harris Technologies Inc	320	67
Leidos Holdings Inc	1,361	143
Lockheed Martin Corp	186	90
Masterbrand Inc *	2,723	21
Norfolk Southern Corp	347	86
Northrop Grumman Corp	358	195
Old Dominion Freight Line Inc, Cl A	585	166
Otis Worldwide Corp	879	69

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PACCAR Inc	956	$95
Parker-Hannifin Corp, Cl A	382	111
Quanta Services Inc	797	114
Raytheon Technologies Corp	905	91
Rockwell Automation Inc	289	74
Rollins Inc	4,270	156
Snap-on Inc	745	170
Southwest Airlines Co, Cl A	1,959	66
Stanley Black & Decker Inc	2,123	159
Textron Inc	1,543	109
TransDigm Group Inc	128	81
Union Pacific Corp	311	64
United Rentals Inc	308	109
Verisk Analytics Inc, Cl A	884	156
Waste Management Inc	830	130
Xylem Inc/NY	691	76

		5,490
Information Technology — 0.3%
Adobe Inc *	292	98
Akamai Technologies Inc *	1,193	101
Analog Devices Inc	540	89
ANSYS Inc *	394	95
Applied Materials Inc	1,164	113
Autodesk Inc, Cl A *	366	68
Automatic Data Processing Inc	354	85
Broadcom Inc	192	107
Cadence Design Systems Inc *	1,150	185
Ceridian HCM Holding Inc *	1,787	115
Check Point Software Technologies Ltd *	1,215	154
Cisco Systems Inc	2,109	100
Cognizant Technology Solutions Corp, Cl A	1,546	88
Corning Inc, Cl B	2,864	91
CyberArk Software Ltd *	1,176	152
F5 Inc, Cl A *	580	83
Fidelity National Information Services Inc, Cl B	1,656	112
Fiserv Inc, Cl A *	1,100	111
FleetCor Technologies Inc *	390	72
Gartner Inc *	458	154
Gen Digital Inc	4,139	89
Global Payments Inc	1,039	103
Hewlett Packard Enterprise Co	8,058	129
HP Inc	2,363	64
Intel Corp	2,300	61
International Business Machines Corp	639	90
Intuit Inc	357	139
Jack Henry & Associates Inc	575	101
Juniper Networks Inc	2,925	93
Keysight Technologies Inc *	736	126
KLA Corp	432	163
Mastercard Inc, Cl A	332	115

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Microchip Technology Inc	1,142	$80
Microsoft Corp	768	184
Monolithic Power Systems Inc	286	101
Motorola Solutions Inc	317	82
NVIDIA Corp	836	122
NXP Semiconductors NV	862	136
Oracle Corp, Cl B	2,567	210
Paychex Inc	874	101
Paycom Software Inc *	321	100
PayPal Holdings Inc *	1,101	78
QUALCOMM Inc	867	95
Salesforce Inc *	646	86
Seagate Technology Holdings PLC	2,721	143
ServiceNow Inc *	223	87
STMicroelectronics NV	1,562	55
Synopsys Inc *	273	87
TE Connectivity Ltd	1,770	203
Teledyne Technologies Inc *	225	90
Teradyne Inc	1,987	174
Texas Instruments Inc	780	129
Trimble Inc *	2,318	117
Tyler Technologies Inc *	352	114
VeriSign Inc *	681	140
Western Digital Corp *	2,421	76
Zebra Technologies Corp, Cl A *	349	90

		6,326
Materials — 0.2%
Air Products and Chemicals Inc	651	201
Albemarle Corp	815	177
Avery Dennison Corp	1,153	209
Ball Corp	3,002	154
Celanese Corp, Cl A	1,608	164
CF Industries Holdings Inc	1,650	141
Corteva Inc	3,430	202
Dow Inc	2,709	136
DuPont de Nemours Inc	2,736	188
Eastman Chemical Co	1,987	162
Ecolab Inc	1,343	195
FMC Corp	1,834	229
Freeport-McMoRan Inc, Cl B	4,088	155
International Flavors & Fragrances Inc	1,993	209
International Paper Co	6,235	216
LyondellBasell Industries NV, Cl A	1,595	132
Martin Marietta Materials Inc, Cl A	696	235
Mosaic Co/The	3,394	149
Newmont Corp	5,303	250
Nucor Corp	845	111
Packaging Corp of America	1,528	195
PPG Industries Inc	1,382	174
Sealed Air Corp	3,350	167
Sherwin-Williams Co/The, Cl A	828	197

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vulcan Materials Co	1,039	$182
Westrock Co	5,436	191

		4,721
Real Estate — 0.1%
Alexandria Real Estate Equities Inc ‡	628	91
American Tower Corp, Cl A ‡	353	75
Boston Properties Inc ‡	795	54
Crown Castle Inc ‡	668	91
Digital Realty Trust Inc, Cl A ‡	700	70
Equinix Inc ‡	87	57
Equity Residential ‡	1,670	98
Essex Property Trust Inc ‡	342	72
Extra Space Storage Inc ‡	738	109
Federal Realty Investment Trust ‡	1,231	124
Healthpeak Properties Inc ‡	2,938	74
Iron Mountain Inc ‡	1,556	78
Kimco Realty Corp ‡	5,667	120
Mid-America Apartment Communities Inc ‡	907	142
Prologis Inc ‡	1,557	175
Public Storage ‡	325	91
Realty Income Corp ‡	2,310	146
Regency Centers Corp ‡	827	52
UDR Inc ‡	2,549	99
Ventas Inc ‡	856	39
Vornado Realty Trust ‡	3,364	70
Welltower Inc ‡	1,059	69
Weyerhaeuser Co ‡	1,985	62

		2,058
Utilities — 0.4%
AES Corp/The	8,640	249
Alliant Energy Corp	6,201	342
Ameren Corp	4,410	392
American Electric Power Co Inc	1,962	186
American Water Works Co Inc	1,287	196
Atmos Energy Corp	1,688	189
CenterPoint Energy Inc	10,623	319
CMS Energy Corp	5,009	317
Consolidated Edison Inc	2,132	203
Constellation Energy Corp	2,678	231
Dominion Energy Inc	3,964	243
DTE Energy Co	2,191	258
Duke Energy Corp	3,471	358
Edison International	5,332	339
Entergy Corp	2,469	278
Evergy Inc	5,347	337
Exelon Corp	5,763	249
FirstEnergy Corp	5,862	246
NextEra Energy Inc	3,279	274
NiSource Inc	10,261	281
NRG Energy Inc	6,485	206
PG&E Corp *	14,299	233

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pinnacle West Capital Corp	4,005	$305
PPL Corp	9,644	282
Public Service Enterprise Group Inc	5,156	316
Sempra Energy	1,435	222
Southern Co/The	3,395	242
WEC Energy Group Inc	2,319	217
Xcel Energy Inc	2,944	206

		7,716
Total Common Stock
(Cost $42,819) ($ Thousands)		61,142

EXCHANGE TRADED FUND — 0.7%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	13,740

Total Exchange Traded Fund
(Cost $14,921) ($ Thousands)		13,740

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 0.4%
Consumer Discretionary — 0.0%
Toyota Motor
3.419%, 07/20/2023 ^	$500	496
Toyota Motor Credit MTN
2.625%, 01/10/2023 ^	375	375

		871

Energy — 0.1%
CNOOC Petroleum North America ULC
5.875%, 03/10/2035 ^	100	98
Equinor ASA
2.450%, 01/17/2023 ^	1,250	1,249

		1,347

Financials — 0.2%
Berkshire Hathaway
2.750%, 03/15/2023 ^	1,000	996
FMS Wertmanagement
2.750%, 03/06/2023 ^	375	374
Kreditanstalt fuer Wiederaufbau
2.125%, 01/17/2023 ^	1,250	1,249
Landwirtschaftliche Rentenbank
2.000%, 01/13/2025 ^	250	237
National Australia Bank Ltd
3.000%, 01/20/2023 ^	200	200
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023 ^	500	499

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Svensk Exportkredit MTN
2.875%, 03/14/2023 ^	$1,000	$997
Toronto-Dominion Bank MTN
3.500%, 07/19/2023 ^	250	248

		4,800

Information Technology — 0.1%
Apple
2.850%, 02/23/2023 ^	1,000	997
2.400%, 05/03/2023 ^	250	248

		1,245

Total Corporate Obligations
(Cost $8,319) ($ Thousands)		8,263

	Shares
PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE	2,071	113

Health Care — 0.0%
Sartorius AG	230	91

Total Preferred Stock
(Cost $214) ($ Thousands)		204

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	422	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 74.9%
(Cost $1,538,931) ($ Thousands)		$1,493,287

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Amsterdam Index	93	Jan-2023	$14,588	$13,690	$(942)
Australian 10-Year Bond	1,297	Mar-2023	107,301	101,749	(5,220)
Australian 3-Year Bond	141	Mar-2023	10,382	10,212	(118)
Bloomberg Commodity Index^	2,504	Mar-2023	28,255	28,248	(8)
Brent Crude^	222	Feb-2023	17,805	19,014	1,209
CAC40 10 Euro Index	97	Jan-2023	6,900	6,698	(220)
Canadian 10-Year Bond	849	Mar-2023	79,211	76,789	(1,498)
Coffee C^	64	Mar-2023	4,184	4,015	(169)
Copper^	86	Mar-2023	7,897	8,193	296
Corn^	170	Mar-2023	5,976	5,767	(209)
Corn^	364	Mar-2023	12,191	12,349	157
Cotton No. 2^	88	Mar-2023	3,734	3,668	(66)
Cotton No. 2^	32	Mar-2023	1,326	1,334	8
DAX Index	34	Mar-2023	12,867	12,689	(362)
Euro STOXX 50	401	Mar-2023	16,775	16,198	(628)
Euro-Bobl	1,005	Mar-2023	125,705	124,152	(3,674)
Euro-BTP	377	Mar-2023	46,143	43,824	(3,129)
Euro-Bund	1,039	Mar-2023	153,542	147,402	(8,532)
Euro-Buxl	130	Mar-2023	21,727	18,763	(3,339)
Euro-OAT	165	Mar-2023	23,433	22,417	(1,367)
Euro-Schatz	407	Mar-2023	45,629	45,791	(394)
Feeder Cattle^	8	Jan-2023	723	735	12
Feeder Cattle^	66	Mar-2023	6,077	6,145	68
FTSE 100 Index	241	Mar-2023	22,156	21,644	(36)
FTSE 100 Index	82	Mar-2023	7,548	7,364	–
FTSE MIB Index	179	Mar-2023	23,246	22,646	(744)
FTSE Taiwan Index	28	Jan-2023	1,396	1,391	(5)
FTSE/JSE Top 40 Index	70	Mar-2023	2,831	2,786	(82)
Gasoline^	70	Jan-2023	6,555	7,286	731
Gasoline^	45	Feb-2023	4,259	4,684	425
Gold^	283	Feb-2023	50,343	51,681	1,338
Gold^	25	Apr-2023	4,603	4,605	2
Hang Seng China Enterprises Index	150	Jan-2023	6,483	6,496	17
Hang Seng Index	3	Jan-2023	384	383	–
Hang Seng Index	170	Jan-2023	21,550	21,688	166
IBEX	128	Jan-2023	11,353	11,194	(195)
Japanese 10-Year Bond	104	Mar-2023	112,887	114,653	(2,206)
Japanese 10-Year Government Bond E-MINI	2,110	Mar-2023	228,391	232,629	(3,988)
KC HRW Wheat^	22	Mar-2023	1,042	977	(65)
Lean Hogs^	132	Feb-2023	4,681	4,631	(51)
Live Cattle^	266	Mar-2023	16,513	16,801	287
Live Cattle^	3	Apr-2023	195	194	–
LME Copper^	33	Mar-2023	6,712	6,910	198
LME Lead^	50	Mar-2023	2,704	2,887	183
LME Nickel^	46	Mar-2023	7,733	8,292	560
LME Primary Aluminum^	243	Mar-2023	14,897	14,410	(487)
LME Zinc^	206	Mar-2023	15,616	15,329	(287)
Long Gilt 10-Year Bond	759	Mar-2023	94,816	91,209	(4,331)
Low Sulphur Gasoil^	60	Feb-2023	5,510	5,436	(74)
Low Sulphur Gasoil^	38	Mar-2023	3,385	3,353	(31)
Low Sulphur Gasoil^	39	Feb-2023	3,473	3,533	60
MSCI Emerging Markets	675	Mar-2023	33,244	32,380	(864)
Natural Gas^	27	Jan-2023	1,532	1,208	(323)
Natural Gas^	215	Feb-2023	12,067	8,824	(3,243)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
NY Harbor ULSD^	2	Feb-2023	$275	$267	$(8)
NY Harbor ULSD^	29	Feb-2023	3,797	3,872	75
NY Harbor ULSD^	38	Jan-2023	5,076	5,259	183
NYMEX Cocoa^	430	Mar-2023	10,335	11,180	845
OMX Stockholm 30	542	Jan-2023	11,237	10,622	(388)
Russell 2000 Index E-MINI	926	Mar-2023	83,940	81,993	(1,948)
S&P - Goldman Sachs Commodity Index^	73	Jan-2023	10,489	11,134	646
S&P 500 Index E-MINI	693	Mar-2023	138,321	133,784	(4,538)
S&P Mid Cap 400 Index E-MINI	48	Mar-2023	12,033	11,724	(309)
S&P TSX 60 Index	177	Mar-2023	31,280	30,565	(976)
SGX Nifty 50	96	Jan-2023	3,478	3,499	20
Silver^	144	Mar-2023	15,565	17,309	1,743
Soybean^	256	Mar-2023	18,810	19,507	697
Soybean Meal^	291	Mar-2023	12,236	13,706	1,470
Soybean Oil^	244	Mar-2023	9,802	9,380	(422)
SPI 200 Index	303	Mar-2023	36,401	35,918	(576)
Sugar No. 11^	666	Mar-2023	13,768	14,948	1,180
TOPIX Index	528	Mar-2023	75,118	75,692	(2,043)
U.S. 2-Year Treasury Note	850	Mar-2023	174,414	174,316	(98)
U.S. 2-Year Treasury Note	306	Mar-2023	62,712	62,754	42
U.S. 5-Year Treasury Note	1,608	Mar-2023	175,234	173,551	(1,684)
U.S. 10-Year Treasury Note	1,612	Mar-2023	182,148	181,023	(1,125)
U.S. Long Treasury Bond	743	Mar-2023	93,730	93,130	(599)
U.S. Ultra Long Treasury Bond	191	Mar-2023	26,783	25,654	(1,130)
Wheat^	150	Mar-2023	6,896	5,940	(956)
Wheat^	5	May-2023	200	200	–
WTI Crude Oil^	91	Feb-2023	7,133	7,321	188
WTI Crude Oil^	87	Jan-2023	6,656	6,983	326
			2,708,343	2,678,577	(50,555)
Short Contracts
Amsterdam Index	(46)	Jan-2023	$(7,095)	$(6,771)	$341
Brent Crude^	(29)	Jan-2023	(2,397)	(2,491)	(94)
Canadian 10-Year Bond	(539)	Mar-2023	(50,496)	(48,750)	1,442
Coffee C^	(4)	Mar-2023	(245)	(251)	(6)
DAX Index	(39)	Mar-2023	(14,952)	(14,555)	452
Feeder Cattle^	(1)	Mar-2023	(92)	(93)	(1)
FTSE KLCI	(6)	Jan-2023	(100)	(102)	(1)
KOSPI 200 Index	(2)	Mar-2023	(116)	(116)	4
MSCI Singapore Index	(192)	Jan-2023	(4,140)	(4,159)	1
NY Harbor ULSD^	(3)	Jan-2023	(410)	(415)	(5)
OMX Stockholm 30	(67)	Jan-2023	(1,395)	(1,313)	54
Platinum^	(1)	Dec-2023	(17)	(17)	–
Platinum^	(6)	Oct-2023	(95)	(100)	(1)
SET 50	(67)	Mar-2023	(389)	(390)	(1)
Wheat^	(17)	Mar-2023	(690)	(673)	17
			(82,629)	(80,196)	2,202
			$2,625,714	$2,598,381	$(48,353)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNYMellon	01/30/23	CHF	3,370	USD	3,636	$(21)
BNYMellon	01/30/23	GBP	4,925	USD	5,927	(2)
BNYMellon	01/30/23	AUD	4,939	USD	3,330	(22)
BNYMellon	01/30/23	CAD	8,699	USD	6,442	20

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNYMellon	01/30/23	EUR	16,029	USD	17,068	$(73)
BNYMellon	01/30/23	JPY	2,284,464	USD	17,203	(186)
Brown Brothers Harriman	01/30/23	GBP	56,200	USD	68,331	681
Citigroup	03/15/23	USD	41	ILS	141	(2)
Citigroup	03/15/23	USD	268	PHP	15,000	1
Citigroup	03/15/23	USD	476	IDR	7,500,000	9
Citigroup	03/15/23	SGD	523	USD	383	(8)
Citigroup	03/15/23	USD	649	SGD	891	16
Citigroup	03/15/23	USD	271	COP	1,351,488	5
Citigroup	03/15/23	USD	633	COP	3,098,512	(2)
Citigroup	03/15/23	PLN	1,101	USD	247	(3)
Citigroup	03/15/23	USD	1,683	GBP	1,375	(27)
Citigroup	03/15/23	USD	1,741	CZK	40,885	59
Citigroup	03/15/23	BRL	721	USD	138	3
Citigroup	03/15/23	BRL	2,199	USD	409	(2)
Citigroup	03/15/23	USD	3,928	CLP	3,573,017	225
Citigroup	03/15/23	CNH	4,657	USD	670	(8)
Citigroup	03/15/23	ILS	5,440	USD	1,591	43
Citigroup	03/15/23	USD	7,915	EUR	7,443	68
Citigroup	03/15/23	USD	7,871	PLN	35,758	239
Citigroup	03/15/23	USD	120	PLN	529	—
Citigroup	03/15/23	USD	180	INR	15,000	—
Citigroup	03/15/23	USD	8,200	INR	675,125	(85)
Citigroup	03/15/23	USD	6,638	ZAR	116,429	166
Citigroup	03/15/23	USD	2,812	ZAR	48,105	(1)
Citigroup	03/15/23	USD	5,325	BRL	29,095	110
Citigroup	03/15/23	USD	5,786	BRL	30,801	(32)
Citigroup	03/15/23	USD	14,376	KRW	18,928,881	715
Citigroup	03/15/23	ZAR	2,500	USD	146	—
Citigroup	03/15/23	ZAR	12,500	USD	722	(8)
Citigroup	03/15/23	GBP	11,686	USD	14,169	88
Citigroup	03/15/23	GBP	3,795	USD	4,528	(45)
Citigroup	03/15/23	USD	16,163	CNH	112,983	264
Citigroup	03/15/23	USD	9,533	MXN	188,352	5
Citigroup	03/15/23	USD	9,441	MXN	185,352	(54)
Citigroup	03/15/23	TWD	21,500	USD	713	6
Citigroup	03/15/23	TWD	20,000	USD	654	(3)
Citigroup	03/15/23	CZK	58,272	USD	2,490	(76)
Citigroup	03/15/23	PHP	10,938	USD	197	1
Citigroup	03/15/23	PHP	53,750	USD	945	(20)
Citigroup	03/15/23	EUR	72,624	USD	76,286	(1,603)
Citigroup	03/15/23	MXN	21,500	USD	1,097	8
Citigroup	03/15/23	MXN	57,000	USD	2,852	(35)
Citigroup	03/15/23	INR	190,000	USD	2,298	13
Citigroup	03/15/23	INR	15,000	USD	180	—
Citigroup	03/15/23	CLP	400,000	USD	446	(19)
Citigroup	03/15/23	KRW	2,837,500	USD	2,163	(100)
Citigroup	03/16/23	USD	3,589	HUF	1,431,622	151

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/16/23	HUF	475,000	USD	1,168	$(73)
JPMorgan Chase Bank	03/15/23	USD	41	ILS	141	(1)
JPMorgan Chase Bank	03/15/23	USD	268	PHP	15,000	1
JPMorgan Chase Bank	03/15/23	USD	476	IDR	7,500,000	9
JPMorgan Chase Bank	03/15/23	SGD	523	USD	383	(7)
JPMorgan Chase Bank	03/15/23	USD	649	SGD	891	16
JPMorgan Chase Bank	03/15/23	USD	271	COP	1,351,488	4
JPMorgan Chase Bank	03/15/23	USD	633	COP	3,098,512	(1)
JPMorgan Chase Bank	03/15/23	PLN	1,101	USD	247	(2)
JPMorgan Chase Bank	03/15/23	USD	1,741	CZK	40,885	60
JPMorgan Chase Bank	03/15/23	BRL	721	USD	138	3
JPMorgan Chase Bank	03/15/23	BRL	2,199	USD	409	(2)
JPMorgan Chase Bank	03/15/23	USD	3,440	EUR	3,252	47
JPMorgan Chase Bank	03/15/23	USD	3,927	CLP	3,573,017	226
JPMorgan Chase Bank	03/15/23	CNH	4,657	USD	670	(7)
JPMorgan Chase Bank	03/15/23	ILS	5,440	USD	1,591	42
JPMorgan Chase Bank	03/15/23	USD	7,871	PLN	35,758	239
JPMorgan Chase Bank	03/15/23	USD	120	PLN	529	—
JPMorgan Chase Bank	03/15/23	USD	180	INR	15,000	—
JPMorgan Chase Bank	03/15/23	USD	8,200	INR	675,125	(85)
JPMorgan Chase Bank	03/15/23	USD	6,638	ZAR	116,429	166
JPMorgan Chase Bank	03/15/23	USD	2,812	ZAR	48,105	(1)
JPMorgan Chase Bank	03/15/23	USD	5,325	BRL	29,095	110
JPMorgan Chase Bank	03/15/23	USD	5,786	BRL	30,801	(32)
JPMorgan Chase Bank	03/15/23	USD	14,376	KRW	18,928,881	715
JPMorgan Chase Bank	03/15/23	ZAR	2,500	USD	146	—
JPMorgan Chase Bank	03/15/23	ZAR	12,500	USD	722	(8)
JPMorgan Chase Bank	03/15/23	GBP	11,386	USD	13,806	87
JPMorgan Chase Bank	03/15/23	GBP	3,795	USD	4,528	(45)
JPMorgan Chase Bank	03/15/23	USD	16,163	CNH	112,983	265
JPMorgan Chase Bank	03/15/23	USD	9,533	MXN	188,352	5
JPMorgan Chase Bank	03/15/23	USD	9,441	MXN	185,352	(54)
JPMorgan Chase Bank	03/15/23	TWD	21,500	USD	713	7
JPMorgan Chase Bank	03/15/23	TWD	20,000	USD	654	(2)
JPMorgan Chase Bank	03/15/23	CZK	58,272	USD	2,490	(75)
JPMorgan Chase Bank	03/15/23	EUR	59,941	USD	62,873	(1,414)
JPMorgan Chase Bank	03/15/23	PHP	10,938	USD	197	1
JPMorgan Chase Bank	03/15/23	PHP	53,750	USD	945	(20)
JPMorgan Chase Bank	03/15/23	MXN	21,500	USD	1,097	9
JPMorgan Chase Bank	03/15/23	MXN	57,000	USD	2,852	(34)
JPMorgan Chase Bank	03/15/23	INR	190,000	USD	2,298	14
JPMorgan Chase Bank	03/15/23	INR	15,000	USD	180	—
JPMorgan Chase Bank	03/15/23	CLP	400,000	USD	446	(18)
JPMorgan Chase Bank	03/15/23	KRW	2,837,500	USD	2,163	(99)
JPMorgan Chase Bank	03/16/23	USD	3,589	HUF	1,431,622	151
JPMorgan Chase Bank	03/16/23	HUF	475,000	USD	1,168	(72)
State Street	01/30/23	HKD	30,337	USD	3,890	—

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Accumulation Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	01/30/23	EUR	96,500	USD	102,730	$(465)
						$119

A list of open OTC swap agreements held by the Fund at December 31, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	SGX Nifty 50		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	01/25/2023	USD	$2,598	$2,625	$–	$27
Morgan Stanley	Hang Seng China Enterprises Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	01/30/2023	HKX	13,293	13,339	–	45
JPMorgan Chase	Hang Seng China Enterprises Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	01/30/2023	HKX	10,307	10,394	–	86
JPMorgan Chase	Taiwan Index (TAIEX	)	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	01/30/2023	TWD	6,731	6,622	–	(108)
Bank of America	Bovespa Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	02/15/2023	BRL	4,590	4,735	–	145
JPMorgan Chase	KOSPI Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	03/09/2023	KRW	2,823	2,779	–	(44)
Citibank	MSCI South Africa Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	03/15/2023	ZAR	8,400	(12)	–	(12)
Citibank	MSCI Australia Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	03/15/2023	AUD	1,862	(14)	–	(14)
Citibank	MSCI Sweden Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Annually	03/15/2023	SEK	3,194	10	–	10
Citibank	MSCI Mexico Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	03/15/2023	MXN	2,809	8	–	8
Merrill Lynch	Tel Aviv Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	03/15/2023	ILS	4,632	(43)	–	(43)
Citibank	MSCI Netherlands Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	03/15/2023	EUR	472	32	–	32
Citibank	MSCI Italy Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Annually	03/15/2023	EUR	1,577	(36)	–	(36)
Citibank	MSCI France Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Annually	03/15/2023	EUR	1,917	(66)	–	(66)
Citibank	MSCI Singapore Index		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Annually	03/15/2023	SGD	970	2	–	2
JPMorgan Chase	FTSE JSE		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	03/16/2023	ZAR	38	37	–	(1)
Bank of America	WIG 20		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	03/17/2023	PLN	(106)	(108)	–	(2)
Bank of America	Swiss Market		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	03/17/2023	CHF	1,169	1,152	–	(17)
JPMorgan Chase	Canadian 10-Year Bond		NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	Monthly	03/22/2023	CAX	(94)	(90)	–	4
									$41,366	$–	16

Percentages are based on Net Assets of $1,993,926 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $45,565 ($ Thousands), representing 2.3% of the Net Assets of the Fund.

^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2022.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 50.1%
Communication Services — 4.2%
Altice France
5.500%, 10/15/2029 (A)	$1,666	$1,270
Altice France Holding
10.500%, 05/15/2027 (A)	2,090	1,593
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	200	107
AT&T
4.350%, 03/01/2029	700	666
3.500%, 06/01/2041	350	261
2.750%, 06/01/2031	375	311
2.550%, 12/01/2033	1,428	1,097
2.300%, 06/01/2027	1,009	897
1.650%, 02/01/2028	875	739
Bharti Airtel
3.250%, 06/03/2031 (A)	1,360	1,150
CCO Holdings
4.750%, 02/01/2032 (A)	1,625	1,317
4.500%, 05/01/2032	790	629
Charter Communications Operating
5.125%, 07/01/2049	200	151
4.908%, 07/23/2025	3,200	3,136
3.750%, 02/15/2028	650	586
Clear Channel Outdoor Holdings Inc
7.500%, 06/01/2029 (A)	160	118
Digicel Group Holdings
8.000% PIK, 04/01/2025 (A)	94	25
DISH DBS
5.875%, 11/15/2024	890	827
5.750%, 12/01/2028 (A)	480	383
5.250%, 12/01/2026 (A)	580	489
5.125%, 06/01/2029	1,635	1,055
Frontier Communications Holdings
5.000%, 05/01/2028 (A)	395	344
Gannett Holdings
6.000%, 11/01/2026 (A)	250	204
iHeartCommunications
8.375%, 05/01/2027	830	706
Intelsat Jackson Holdings (Escrow Security)
0.000%, 12/31/2049 (B)(H)	2,397	–
Mauritius Investments
6.500%, 10/13/2026	2,470	2,464
Meta Platforms
3.850%, 08/15/2032 (A)	875	770
3.500%, 08/15/2027 (A)	950	885
Millicom International Cellular
6.250%, 03/25/2029 (A)	477	456
4.500%, 04/27/2031 (A)	219	184
Scripps Escrow
5.875%, 07/15/2027 (A)	450	402

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scripps Escrow II
5.375%, 01/15/2031 (A)	$580	$465
Sinclair Television Group
5.125%, 02/15/2027 (A)	495	404
Telecom Argentina
8.500%, 08/06/2025 (A)	28	27
T-Mobile USA
4.500%, 04/15/2050	1,516	1,246
Townsquare Media
6.875%, 02/01/2026 (A)	902	801
Turk Telekomunikasyon
6.875%, 02/28/2025 (A)	530	499
Urban One
7.375%, 02/01/2028 (A)	1,120	947
Verizon Communications
2.100%, 03/22/2028	515	447
Vmed O2 UK Financing I
4.750%, 07/15/2031 (A)	490	398
VTR Comunicaciones
5.125%, 01/15/2028 (A)	676	420
Ziff Davis
4.625%, 10/15/2030 (A)	670	567
ZipRecruiter
5.000%, 01/15/2030 (A)	200	165

		29,608

Consumer Discretionary — 7.3%
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	660	647
Allen Media
10.500%, 02/15/2028 (A)	1,060	403
Altice Financing
5.000%, 01/15/2028 (A)	735	592
APX Group
5.750%, 07/15/2029 (A)	1,216	1,007
Asbury Automotive Group
5.000%, 02/15/2032 (A)	280	230
4.625%, 11/15/2029 (A)	505	426
Banijay Entertainment SASU
5.375%, 03/01/2025 (A)	650	614
Bath & Body Works
6.625%, 10/01/2030 (A)	220	206
5.250%, 02/01/2028	710	659
Bed Bath & Beyond
5.165%, 08/01/2044	610	61
BorgWarner
5.000%, 10/01/2025 (A)	560	549
Boyne USA
4.750%, 05/15/2029 (A)	1,140	1,009
CalAtlantic Group
5.250%, 06/01/2026	330	321

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carnival
10.500%, 06/01/2030 (A)	$380	$309
7.875%, 06/01/2027	1,440	1,390
Carriage Services
4.250%, 05/15/2029 (A)	440	349
Carrols Restaurant Group
5.875%, 07/01/2029 (A)	131	92
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	441	378
Clarios Global
8.500%, 05/15/2027 (A)	640	625
CMG Media
8.875%, 12/15/2027 (A)	850	640
CSC Holdings
6.500%, 02/01/2029 (A)	770	629
5.750%, 01/15/2030 (A)	873	492
5.000%, 11/15/2031 (A)	709	396
4.500%, 11/15/2031 (A)	460	319
Dealer Tire
8.000%, 02/01/2028 (A)	1,734	1,526
Diamond Sports Group
6.625%, 08/15/2027 (A)	500	4
5.375%, 08/15/2026 (A)	330	39
DirecTV Financing
5.875%, 08/15/2027 (A)	3,140	2,809
eG Global Finance
6.750%, 02/07/2025 (A)	488	426
Expedia Group
4.625%, 08/01/2027	647	621
Fertitta Entertainment
4.625%, 01/15/2029 (A)	280	237
Foot Locker
4.000%, 10/01/2029 (A)	170	132
Ford Motor
6.100%, 08/19/2032	590	545
3.250%, 02/12/2032	1,221	916
Ford Motor Credit
7.350%, 11/04/2027	400	410
4.950%, 05/28/2027	1,449	1,352
4.000%, 11/13/2030	360	295
3.625%, 06/17/2031	900	707
2.900%, 02/16/2028	290	240
Foundation Building Materials
6.000%, 03/01/2029 (A)	1,240	928
Full House Resorts
8.250%, 02/15/2028 (A)	280	248
General Motors
5.950%, 04/01/2049	36	31
4.000%, 04/01/2025	250	244
General Motors Financial
5.650%, 01/17/2029	175	172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Getty Images
9.750%, 03/01/2027 (A)	$720	$711
GrubHub Holdings
5.500%, 07/01/2027 (A)	300	217
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	1,010	869
KB Home
7.250%, 07/15/2030	545	530
Las Vegas Sands
3.200%, 08/08/2024	440	416
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,205	965
Liberty Interactive
8.500%, 07/15/2029	330	162
Marriott Ownership Resorts
4.500%, 06/15/2029 (A)	280	232
Match Group Holdings II
3.625%, 10/01/2031 (A)	385	295
McClatchy
11.000%, 07/15/2027 (A)	440	492
Mclaren Finance
7.500%, 08/01/2026 (A)	740	544
MDC Holdings
6.000%, 01/15/2043	180	146
Melco Resorts Finance
5.375%, 12/04/2029 (A)	920	735
4.875%, 06/06/2025 (A)	200	184
MercadoLibre
3.125%, 01/14/2031	640	495
Metis Merger Sub
6.500%, 05/15/2029 (A)	287	241
Michaels
7.875%, 05/01/2029 (A)	530	354
5.250%, 05/01/2028 (A)	290	233
Mohegan Tribal Gaming Authority
13.250%, 12/15/2027 (A)	960	1,001
NCL
5.875%, 03/15/2026 (A)	360	283
5.875%, 02/15/2027 (A)	640	554
3.625%, 12/15/2024 (A)	804	687
NESCO Holdings II
5.500%, 04/15/2029 (A)	284	248
Newell Brands
5.750%, 04/01/2046	536	427
Penn National Gaming
4.125%, 07/01/2029 (A)	1,219	963
Penske Automotive Group
3.750%, 06/15/2029	848	688
PM General Purchaser
9.500%, 10/01/2028 (A)	930	709
Rent-A-Center
6.375%, 02/15/2029 (A)	920	744

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)		$350	$351
11.500%, 06/01/2025 (A)		220	236
Sally Holdings
5.625%, 12/01/2025		880	848
Sands China
5.900%, 08/08/2028		240	225
5.625%, 08/08/2025		200	191
3.750%, 08/08/2031		200	157
3.350%, 03/08/2029		200	163
2.800%, 03/08/2027		230	197
Scientific Games International
8.625%, 07/01/2025 (A)		320	326
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)		1,765	1,537
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)		1,592	1,282
SRS Distribution
6.125%, 07/01/2029 (A)		1,031	834
StoneMor
8.500%, 05/15/2029 (A)		960	768
TKC Holdings
6.875%, 05/15/2028 (A)		200	156
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	375	332
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)		$230	185
VOC Escrow
5.000%, 02/15/2028 (A)		610	525
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		685	557
Wendy's International
7.000%, 12/15/2025		570	585
Wheel Bidco
6.750%, 07/15/2026 (A)	GBP	610	587
Wynn Macau
5.625%, 08/26/2028 (A)		$390	333
5.500%, 01/15/2026 (A)		600	551
5.125%, 12/15/2029 (A)		470	380
4.875%, 10/01/2024 (A)		220	208
Wynn Resorts Finance
7.750%, 04/15/2025 (A)		600	597
Yum! Brands
4.750%, 01/15/2030 (A)		454	417
ZF North America Capital
4.750%, 04/29/2025 (A)		600	567

			51,445

Consumer Staples — 1.2%
Altria Group
2.350%, 05/06/2025		425	400

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
4.750%, 01/23/2029		$1,506	$1,487
Bellis Acquisition
3.250%, 02/16/2026 (A)	GBP	200	195
Constellation Brands
3.150%, 08/01/2029		$600	526
Darling Ingredients
6.000%, 06/15/2030 (A)		810	792
Energizer Holdings
6.500%, 12/31/2027 (A)		325	309
FAGE International
5.625%, 08/15/2026 (A)		660	612
H-Food Holdings
8.500%, 06/01/2026 (A)		1,090	632
Kraft Heinz Foods
4.375%, 06/01/2046		1,671	1,358
Lindley
4.625%, 04/12/2023		48	47
Performance Food Group
5.500%, 10/15/2027 (A)		450	424
Post Holdings
4.625%, 04/15/2030 (A)		429	370
Prosperous Ray
4.625%, 11/12/2023		300	299
United Rentals North America
4.000%, 07/15/2030		290	248
US Foods
4.750%, 02/15/2029 (A)		1,171	1,040
4.625%, 06/01/2030 (A)		580	511

			9,250

Energy — 6.7%
Berry Petroleum
7.000%, 02/15/2026 (A)		1,200	1,102
Blue Racer Midstream
7.625%, 12/15/2025 (A)		570	566
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027		850	840
Cheniere Energy Partners
3.250%, 01/31/2032		300	238
Chord Energy Corp
6.375%, 06/01/2026 (A)		820	799
Civitas Resources
5.000%, 10/15/2026 (A)		475	434
CNX Midstream Partners
4.750%, 04/15/2030 (A)		430	353
Continental Resources
5.750%, 01/15/2031 (A)		400	372
CQP Holdco
5.500%, 06/15/2031 (A)		1,605	1,402
DCP Midstream Operating
6.750%, 09/15/2037 (A)		302	304

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Devon Energy
5.850%, 12/15/2025	$1,021	$1,039
Ecopetrol
6.875%, 04/29/2030	1,010	916
Energy Transfer
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(C)(D)	220	184
6.250%, ICE LIBOR USD 3 Month + 4.028%(C)(D)	230	196
Energy Transfer Operating
4.200%, 09/15/2023	1,393	1,384
EQM Midstream Partners
7.500%, 06/01/2030 (A)	330	318
EQT
7.000%, 02/01/2030	360	373
Global Partners
6.875%, 01/15/2029	545	499
GNL Quintero
4.634%, 07/31/2029	329	318
Greenko Investment
4.875%, 08/16/2023 (A)	410	400
Hess Midstream Operations
5.500%, 10/15/2030 (A)	325	297
Hilcorp Energy I
6.250%, 04/15/2032 (A)	420	362
Howard Midstream Energy Partners
6.750%, 01/15/2027 (A)	1,000	959
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	400	368
KazTransGas JSC
4.375%, 09/26/2027 (A)	300	271
Kinetik Holdings
5.875%, 06/15/2030 (A)	775	727
Marathon Petroleum
3.800%, 04/01/2028	325	301
3.625%, 09/15/2024	350	341
MEG Energy
7.125%, 02/01/2027 (A)	1,190	1,214
5.875%, 02/01/2029 (A)	110	104
MPLX
4.800%, 02/15/2029	250	239
4.000%, 03/15/2028	950	884
Nabors Industries
9.000%, 02/01/2025 (A)	1,597	1,617
7.375%, 05/15/2027 (A)	1,390	1,347
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	800	777
NGL Energy Partners
7.500%, 11/01/2023	1,150	1,120
Noble Holdings International
11.000%, 02/15/2028	248	273

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northern Oil and Gas
8.125%, 03/01/2028 (A)	$600	$576
NuStar Logistics
6.375%, 10/01/2030	670	620
Occidental Petroleum
7.200%, 03/15/2029	180	186
6.625%, 09/01/2030	700	723
6.450%, 09/15/2036	730	745
ONEOK
6.350%, 01/15/2031	325	330
Permian Resources Operating
5.875%, 07/01/2029 (A)	1,050	902
Petrobras Global Finance BV
5.299%, 01/27/2025	400	398
Petroleos de Venezuela
6.000%, 10/28/2022 (E)	8,860	284
6.000%, 05/16/2024 (E)	3,790	180
6.000%, 11/15/2026 (E)	1,110	50
5.500%, 04/12/2037 (E)	130	6
5.375%, 04/12/2027 (E)	2,570	116
Petroleos Mexicanos
7.690%, 01/23/2050	406	281
6.950%, 01/28/2060	207	131
6.500%, 03/13/2027	430	392
6.490%, 01/23/2027	160	146
5.350%, 02/12/2028	180	151
4.500%, 01/23/2026	40	36
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	10
Phillips 66
3.900%, 03/15/2028	525	495
Plains All American Pipeline
8.716%, ICE LIBOR USD 3 Month + 4.110%(C)(D)	490	421
3.600%, 11/01/2024	175	169
Range Resources
8.250%, 01/15/2029	700	721
4.750%, 02/15/2030 (A)	655	577
ROCC Holdings
9.250%, 08/15/2026 (A)	570	568
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	310	287
Sabine Pass Liquefaction
5.625%, 03/01/2025	800	801
Southwestern Energy
8.375%, 09/15/2028	510	526
7.750%, 10/01/2027	1,400	1,427
4.750%, 02/01/2032	1,020	872
Summit Midstream Holdings
8.500%, 10/15/2026 (A)	1,454	1,385
5.750%, 04/15/2025	925	783

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tallgrass Energy Partners
6.000%, 12/31/2030 (A)		$230	$199
TechnipFMC
6.500%, 02/01/2026 (A)		1,050	1,019
Total Capital International
2.829%, 01/10/2030		1,350	1,192
Transocean
11.500%, 01/30/2027 (A)		2,088	2,093
Transocean Poseidon
6.875%, 02/01/2027 (A)		411	400
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		850	788
USA Compression Partners
6.875%, 04/01/2026		1,175	1,127
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)		390	332
3.875%, 11/01/2033 (A)		430	351
Viper Energy Partners
5.375%, 11/01/2027 (A)		670	636
Western Midstream Operating
5.450%, 04/01/2044		1,100	914
5.300%, 03/01/2048		530	436
YPF
8.500%, 07/28/2025 (A)		700	587
6.950%, 07/21/2027 (A)		380	269

			48,876

Financials — 11.6%
ABN AMRO Bank
4.375%(C)(D)	EUR	400	393
Accelerate360 Holdings
8.000%, 03/01/2028 (A)		$1,154	1,229
Acrisure
6.000%, 08/01/2029 (A)		915	748
4.250%, 02/15/2029 (A)		975	805
AFC Gamma
5.750%, 05/01/2027 (A)		300	233
AG Issuer
6.250%, 03/01/2028 (A)		1,116	1,026
AIA Group
3.900%, 04/06/2028 (A)		475	446
AIA Group MTN
3.200%, 03/11/2025 (A)		425	408
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)		760	683
Ally Financial
4.700%, H15T7Y + 3.481%(C)(D)		1,325	830
American International Group
3.900%, 04/01/2026		163	158
3.400%, 06/30/2030		225	198
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)		440	352

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aviation Capital Group
5.500%, 12/15/2024 (A)		$390	$383
1.950%, 01/30/2026 (A)		350	305
Avolon Holdings Funding
5.125%, 10/01/2023 (A)		140	138
4.250%, 04/15/2026 (A)		430	390
2.875%, 02/15/2025 (A)		1,250	1,155
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)		500	421
Banco Bilbao Vizcaya Argentaria
5.875%, EUR Swap Annual 5 Yr + 5.660%(C)(D)	EUR	800	819
Banco de Bogota
6.250%, 05/12/2026 (A)		$980	961
Banco do Brasil
9.000%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 6.362%(C)(D)		200	200
6.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.398%(C)(D)		1,920	1,724
Banco Mercantil del Norte
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470%(A)(C)(D)		970	888
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967%(A)(C)(D)		420	410
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.643%(A)(C)(D)		1,340	1,194
Banco Santander
4.250%, 04/11/2027		400	380
3.306%, 06/27/2029		400	348
2.749%, 12/03/2030		200	153
2.746%, 05/28/2025		600	562
Bank of America
6.250%, ICE LIBOR USD 3 Month + 3.705%(C)(D)		150	144
5.015%, U.S. SOFR + 2.160%, 07/22/2033 (C)		565	536
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (C)		2,115	1,915
Bank of America MTN
4.200%, 08/26/2024		225	221
3.824%, ICE LIBOR USD 3 Month + 1.575%, 01/20/2028 (C)		1,525	1,423
Bank of New York Mellon MTN
4.596%, U.S. SOFR + 1.755%, 07/26/2030 (C)		75	72
Banque Ouest Africaine de Developpement
2.750%, 01/22/2033 (A)	EUR	1,870	1,498

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(C)(D)		$970	$942
7.125%, UK Govt Bonds 5 Year Note Generic Bid Yield + 6.579%(C)(D)	GBP	700	795
2.852%, U.S. SOFR + 2.714%, 05/07/2026 (C)		$725	674
BBVA Bancomer
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/2033 (A)(C)		410	368
BNP Paribas
7.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.899%(A)(C)(D)		270	267
3.375%, 01/09/2025 (A)		1,000	962
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A)(C)		675	590
BPCE
4.625%, 09/12/2028 (A)		500	463
2.277%, U.S. SOFR + 1.312%, 01/20/2032 (A)(C)		375	280
BroadStreet Partners
5.875%, 04/15/2029 (A)		1,195	1,017
Burford Capital Global Finance
6.875%, 04/15/2030 (A)		380	338
Citigroup
6.300%, ICE LIBOR USD 3 Month + 3.423%(C)(D)		1,250	1,179
5.900%, ICE LIBOR USD 3 Month + 4.230%(C)(D)		675	668
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (C)		575	538
4.125%, 07/25/2028		1,450	1,350
3.400%, 05/01/2026		1,675	1,588
Coinbase Global
3.625%, 10/01/2031 (A)		400	193
Cooperatieve Rabobank UA
4.625%, EUR Swap Annual 5 Yr + 4.098%(C)(D)	EUR	1,400	1,381
Credit Agricole
8.125%, USD Swap Semi 30/360 5 Yr Curr + 6.185%(A)(C)(D)		$710	719
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(A)(C)(D)		1,020	888
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(C)		250	256
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(A)(C)(D)		410	328

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.250%, USD ICE Swap 11:00 NY 5 Yr + 4.332%(A)(C)(D)	$200	$144
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(C)	540	474
4.550%, 04/17/2026	802	707
3.869%, ICE LIBOR USD 3 Month + 1.410%, 01/12/2029 (A)(C)	600	481
Credit Suisse NY
1.000%, 05/05/2023	250	244
Deutsche Bank
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.524%(C)(D)	400	339
DP World MTN
5.625%, 09/25/2048	200	187
First Horizon National
4.000%, 05/26/2025	625	607
FirstCash
5.625%, 01/01/2030 (A)	340	303
Freedom Mortgage
7.625%, 05/01/2026 (A)	1,450	1,209
6.625%, 01/15/2027 (A)	1,015	790
Global Aircraft Leasing
6.500% PIK, 09/15/2024 (A)	3,189	2,711
Highlands Holdings Bond Issuer
7.625%, 10/15/2025 (A)	930	865
HSBC Holdings
4.950%, 03/31/2030	226	215
3.803%, ICE LIBOR USD 3 Month + 1.211%, 03/11/2025 (C)	700	680
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (C)	1,000	903
Intercontinental Exchange
2.100%, 06/15/2030	800	652
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	1,080	1,038
Itau Unibanco Holding
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.222%(A)(C)(D)	1,120	892
Jane Street Group
4.500%, 11/15/2029 (A)	160	138
JPMorgan Chase
4.912%, U.S. SOFR + 2.080%, 07/25/2033 (C)	570	543
4.125%, 12/15/2026	3,400	3,285
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (C)	250	206
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)	270	218
4.250%, 02/01/2027 (A)	240	202

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LD Holdings Group
6.500%, 11/01/2025 (A)		$600	$404
Lloyds Banking Group
4.947%(C)(D)	EUR	290	296
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		$1,532	1,318
5.625%, 01/15/2030 (A)		305	247
Morgan Stanley
3.625%, 01/20/2027		750	707
Morgan Stanley MTN
4.889%, U.S. SOFR + 2.076%, 07/20/2033 (C)		565	531
3.950%, 04/23/2027		1,100	1,039
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (C)		625	470
National Bank of Uzbekistan
4.850%, 10/21/2025		200	179
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		615	501
Nationwide Building Society
3.960%, ICE LIBOR USD 3 Month + 1.855%, 07/18/2030 (A)(C)		450	390
NatWest Group
4.500%, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.992%(C)(D)	GBP	1,160	1,067
3.754%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.100%, 11/01/2029 (C)		$225	209
Navient
5.500%, 03/15/2029		1,519	1,239
5.000%, 03/15/2027		1,100	963
Navient MTN
5.625%, 08/01/2033		180	128
NFP
6.875%, 08/15/2028 (A)		893	736
NMI Holdings
7.375%, 06/01/2025 (A)		410	414
Oxford Finance
6.375%, 02/01/2027 (A)		465	432
Park Aerospace Holdings
4.500%, 03/15/2023 (A)		170	170
PNC Financial Services Group
6.200%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.238%(C)(D)		1,350	1,319
Raymond James Financial
4.650%, 04/01/2030		400	385
Sabre GLBL
11.250%, 12/15/2027 (A)		390	402
Saga
5.500%, 07/15/2026	GBP	610	544

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
StoneX Group
8.625%, 06/15/2025 (A)	$650	$656
TTMT Escrow Issuer
8.625%, 09/30/2027 (A)	130	131
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)	680	641
UBS Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(C)(D)	810	797
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(C)	340	263
UniCredit MTN
7.296%, USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/2034 (A)(C)	260	238
5.459%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.750%, 06/30/2035 (A)(C)	440	357
United Wholesale Mortgage
5.500%, 04/15/2029 (A)	641	510
VistaJet Malta Finance
7.875%, 05/01/2027 (A)	370	334
6.375%, 02/01/2030 (A)	1,340	1,074
Wells Fargo
5.875%, ICE LIBOR USD 3 Month + 3.990%(C)(D)	525	507
Wells Fargo MTN
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (C)	1,235	1,173
4.100%, 06/03/2026	1,575	1,525
Yapi ve Kredi Bankasi MTN
13.875%, USD Swap Semi 30/360 5 Yr Curr + 11.245%(C)(D)	480	502
8.250%, 10/15/2024 (A)	500	508

		80,872

Health Care — 3.4%
AbbVie
3.200%, 11/21/2029	1,375	1,239
AdaptHealth
6.125%, 08/01/2028 (A)	670	614
5.125%, 03/01/2030 (A)	370	315
4.625%, 08/01/2029 (A)	605	507
Akumin
7.000%, 11/01/2025 (A)	140	100
Akumin Escrow
7.500%, 08/01/2028 (A)	490	298
AthenaHealth Group
6.500%, 02/15/2030 (A)	2,400	1,769
Bausch Health
14.000%, 10/15/2030 (A)	18	11
7.000%, 01/15/2028 (A)	130	63

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, 02/01/2027 (A)		$1,040	$717
5.500%, 11/01/2025 (A)		310	263
5.000%, 01/30/2028 (A)		60	29
5.000%, 02/15/2029 (A)		390	187
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	282
4.250%, 12/15/2025 (A)		500	485
Becton Dickinson
3.700%, 06/06/2027		690	652
2.823%, 05/20/2030		625	536
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	475	406
Centene
4.250%, 12/15/2027		$20	19
Chrome Holdco SASU
5.000%, 05/31/2029 (A)	EUR	375	310
CHS
6.125%, 04/01/2030 (A)		$1,270	629
Cidron Aida Finco S.A.R.L.
6.250%, 04/01/2028 (A)	GBP	440	429
CVS Health
3.750%, 04/01/2030		$590	535
DaVita
3.750%, 02/15/2031 (A)		1,760	1,314
DH Europe Finance II S.A.R.L.
2.600%, 11/15/2029		175	153
HealthEquity
4.500%, 10/01/2029 (A)		376	329
Laboratoire Eimer Selas
5.000%, 02/01/2029 (A)	EUR	225	183
LifePoint Health
6.750%, 04/15/2025 (A)		$490	461
5.375%, 01/15/2029 (A)		1,185	670
Medline Borrower
5.250%, 10/01/2029 (A)		810	643
3.875%, 04/01/2029 (A)		1,980	1,596
Option Care Health
4.375%, 10/31/2029 (A)		740	647
Prime Security Services Borrower
6.250%, 01/15/2028 (A)		330	300
Radiology Partners
9.250%, 02/01/2028 (A)		545	306
Stryker
1.950%, 06/15/2030		825	672
Tenet Healthcare
6.250%, 02/01/2027 (A)		200	192
6.125%, 06/15/2030 (A)		446	425
Teva Pharmaceutical Finance LLC
6.150%, 02/01/2036		930	818
UnitedHealth Group
5.350%, 02/15/2033		1,525	1,573
5.300%, 02/15/2030		1,800	1,855

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Renal Care
10.625%, 07/15/2027 (A)		$430	$93
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	475	438
Verisure Midholding
5.250%, 02/15/2029 (A)		500	424
Zoetis
2.000%, 05/15/2030		$1,100	893

			24,380

Industrials — 8.3%
Advanced Drainage Systems
6.375%, 06/15/2030 (A)		390	379
AerCap Ireland Capital DAC
6.500%, 07/15/2025		285	289
4.875%, 01/16/2024		400	396
3.300%, 01/30/2032		260	203
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		520	425
4.000%, 08/11/2041 (A)		640	527
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	339
Air Canada
3.875%, 08/15/2026 (A)		400	354
Air Lease
3.250%, 03/01/2025		850	807
Air Lease MTN
3.750%, 06/01/2026		600	562
Allegiant Travel
7.250%, 08/15/2027 (A)		295	281
Allied Universal Holdco
9.750%, 07/15/2027		649	565
6.625%, 07/15/2026 (A)		590	540
6.000%, 06/01/2029 (A)		680	494
Allison Transmission
4.750%, 10/01/2027 (A)		210	195
American Airlines
11.750%, 07/15/2025 (A)		430	461
5.750%, 04/20/2029 (A)		1,071	979
5.500%, 04/20/2026 (A)		812	781
American Airlines Pass-Through Trust
4.950%, 02/15/2025		299	281
American Builders & Contractors Supply
3.875%, 11/15/2029 (A)		1,115	911
American News
8.500% PIK, 09/01/2026 (A)		927	1,034
APi Group DE
4.750%, 10/15/2029 (A)		143	124
4.125%, 07/15/2029 (A)		1,778	1,474
Arcosa
4.375%, 04/15/2029 (A)		500	434

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BCPE Empire Holdings
7.625%, 05/01/2027 (A)		$990	$888
Boeing
5.930%, 05/01/2060		410	373
5.805%, 05/01/2050		350	324
5.150%, 05/01/2030		150	146
3.450%, 11/01/2028		375	335
3.250%, 03/01/2028		425	380
Builders FirstSource
4.250%, 02/01/2032 (A)		310	251
Cargo Aircraft Management
4.750%, 02/01/2028 (A)		320	290
Carriage Purchaser
7.875%, 10/15/2029 (A)		240	170
Carrier Global
2.493%, 02/15/2027		1,100	992
2.242%, 02/15/2025		1,000	942
Cellnex Finance MTN
1.250%, 01/15/2029	EUR	400	341
Chart Industries
7.500%, 01/01/2030 (A)		$300	302
CoreCivic
8.250%, 04/15/2026		1,060	1,087
Cornerstone Building Brands
6.125%, 01/15/2029 (A)		567	399
CoStar Group
2.800%, 07/15/2030 (A)		625	510
CP Atlas Buyer
7.000%, 12/01/2028 (A)		955	709
DP World MTN
6.850%, 07/02/2037 (A)		100	106
5.625%, 09/25/2048 (A)		450	421
GEO Group
10.500%, 06/30/2028		742	749
GFL Environmental
5.125%, 12/15/2026 (A)		330	316
4.750%, 06/15/2029 (A)		210	184
4.000%, 08/01/2028 (A)		1,188	1,016
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)		455	360
5.625%, 06/01/2029 (A)		1,271	993
GYP Holdings III
4.625%, 05/01/2029 (A)		470	384
H&E Equipment Services
3.875%, 12/15/2028 (A)		240	204
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)		1,330	1,204
Hillenbrand
3.750%, 03/01/2031		589	483
Husky III Holding
13.000% PIK, 02/15/2025 (A)		600	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
IHS Holding
6.250%, 11/29/2028 (A)	$350	$282
5.625%, 11/29/2026 (A)	440	363
Johnson Controls International
4.900%, 12/01/2032	150	147
KOC Holding
6.500%, 03/11/2025	2,170	2,142
5.250%, 03/15/2023	1,330	1,326
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	510	454
Madison IAQ
5.875%, 06/30/2029 (A)	189	130
4.125%, 06/30/2028 (A)	179	150
Mexico City Airport Trust
5.500%, 10/31/2046	400	308
5.500%, 07/31/2047	892	687
4.250%, 10/31/2026 (A)	210	200
3.875%, 04/30/2028 (A)	1,190	1,088
MHP Lux
6.950%, 04/03/2026	1,870	892
MV24 Capital BV
6.748%, 06/01/2034	2,304	2,105
Northrop Grumman
3.250%, 01/15/2028	1,950	1,798
Otis Worldwide
2.565%, 02/15/2030	1,425	1,197
Park-Ohio Industries
6.625%, 04/15/2027	880	598
Spirit AeroSystems
9.375%, 11/30/2029 (A)	340	358
4.600%, 06/15/2028	2,135	1,724
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	633	635
Standard Industries
4.375%, 07/15/2030 (A)	645	526
Stanley Black & Decker
4.250%, 11/15/2028	650	624
Swire Pacific Financing MTN
4.500%, 10/09/2023	200	199
Titan Acquisition
7.750%, 04/15/2026 (A)	1,465	1,319
Titan International
7.000%, 04/30/2028	630	595
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	1,546	1,262
TransDigm
8.000%, 12/15/2025 (A)	310	315
7.500%, 03/15/2027	260	257
6.250%, 03/15/2026 (A)	470	463
5.500%, 11/15/2027	960	901
4.875%, 05/01/2029	359	313
4.625%, 01/15/2029	135	119

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Triumph Group
8.875%, 06/01/2024 (A)	$98	$100
7.750%, 08/15/2025	1,821	1,549
6.250%, 09/15/2024 (A)	160	152
Tutor Perini
6.875%, 05/01/2025 (A)	490	429
United Airlines
4.625%, 04/15/2029 (A)	330	287
United Airlines Pass-Through Trust, Ser 2020-1, Cl B
4.875%, 01/15/2026	61	58
United Rentals North America
5.250%, 01/15/2030	530	498
3.875%, 02/15/2031	410	344
Vertiv Group
4.125%, 11/15/2028 (A)	790	671
XPO CNW
6.700%, 05/01/2034	1,130	1,000
XPO Escrow Sub
7.500%, 11/15/2027 (A)	660	668

		57,458

Information Technology — 3.0%
Arches Buyer
6.125%, 12/01/2028 (A)	364	292
Broadcom
3.500%, 02/15/2041 (A)	525	373
3.469%, 04/15/2034 (A)	175	140
3.419%, 04/15/2033 (A)	1,150	922
3.187%, 11/15/2036 (A)	53	38
Castle US Holding
9.500%, 02/15/2028 (A)	1,334	524
Central Parent
7.250%, 06/15/2029 (A)	880	861
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	936	796
Coherent
5.000%, 12/15/2029 (A)	420	362
CommScope
7.125%, 07/01/2028 (A)	60	43
6.000%, 03/01/2026 (A)	210	194
4.750%, 09/01/2029 (A)	460	371
Crowdstrike Holdings
3.000%, 02/15/2029	310	262
Dell International
6.020%, 06/15/2026	1,525	1,556
5.450%, 06/15/2023	141	141
5.300%, 10/01/2029	75	73
Elastic
4.125%, 07/15/2029 (A)	695	561
Endurance International Group Holdings
6.000%, 02/15/2029 (A)	1,260	866

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gen Digital
7.125%, 09/30/2030 (A)		$660	$648
Global Payments
2.650%, 02/15/2025		400	376
Hewlett Packard Enterprise
4.900%, 10/15/2025		1,865	1,847
Imola Merger
4.750%, 05/15/2029 (A)		1,054	914
ION Trading Technologies S.A.R.L.
5.750%, 05/15/2028 (A)		687	573
Lam Research
1.900%, 06/15/2030		300	244
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)		460	462
NCR
5.125%, 04/15/2029 (A)		530	443
NXP BV
3.400%, 05/01/2030		225	195
Open Text Holdings
4.125%, 02/15/2030 (A)		3	2
Oracle
6.250%, 11/09/2032		2,175	2,276
2.950%, 04/01/2030		98	84
2.875%, 03/25/2031		550	456
Paysafe Finance
4.000%, 06/15/2029 (A)		400	309
Presidio Holdings
8.250%, 02/01/2028 (A)		110	102
Prosus
3.680%, 01/21/2030 (A)		250	208
Prosus MTN
4.027%, 08/03/2050 (A)		560	349
3.061%, 07/13/2031 (A)		540	416
SPCM
3.375%, 03/15/2030 (A)		310	250
Sprint Capital
8.750%, 03/15/2032		510	607
TeamSystem
3.500%, 02/15/2028 (A)	EUR	550	489
United Group BV
4.625%, 08/15/2028 (A)		450	352
Vericast
12.500%, 12/15/2027 (A)		$180	205
11.000%, 09/15/2026 (A)		240	256
Virtusa
7.125%, 12/15/2028 (A)		275	209

			20,647

Materials — 2.4%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	497

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AngloGold Ashanti Holdings
3.750%, 10/01/2030		$930	$807
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)		210	206
4.000%, 09/01/2029 (A)		360	285
3.000%, 09/01/2029	EUR	350	273
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)		$275	221
Avient
7.125%, 08/01/2030 (A)		500	489
Axalta Coating Systems
3.375%, 02/15/2029 (A)		1,405	1,159
Berry Global
1.570%, 01/15/2026		325	290
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		470	421
Chemours
4.625%, 11/15/2029 (A)		1,645	1,345
Cleveland-Cliffs Inc
4.875%, 03/01/2031 (A)		715	631
First Quantum Minerals
6.875%, 10/15/2027 (A)		1,000	938
Freeport-McMoRan
5.450%, 03/15/2043		150	135
Huntsman International
4.500%, 05/01/2029		375	337
INEOS Quattro Finance II
3.375%, 01/15/2026 (A)		205	188
Ingevity
3.875%, 11/01/2028 (A)		735	632
LABL
6.750%, 07/15/2026 (A)		950	895
Metinvest BV
7.750%, 04/23/2023 (A)		375	300
Newcrest Finance Pty
3.250%, 05/13/2030 (A)		150	125
OCP
3.750%, 06/23/2031 (A)		200	167
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)		200	194
Pactiv
8.375%, 04/15/2027		450	437
7.950%, 12/15/2025		320	309
Rayonier AM Products
7.625%, 01/15/2026 (A)		125	121
Samarco Mineracao
5.750%, 10/24/2023 (E)		200	92
4.125%, 11/01/2022 (E)		200	85
Sasol Financing USA
5.500%, 03/18/2031		440	358
4.375%, 09/18/2026		1,360	1,202

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sealed Air
6.875%, 07/15/2033 (A)		$411	$407
Smyrna Ready Mix Concrete
6.000%, 11/01/2028 (A)		710	635
Suzano Austria GmbH
3.125%, 01/15/2032		590	460
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	180
Teck Resources
3.900%, 07/15/2030		$250	223
Vale Overseas
6.250%, 08/10/2026		380	393
WR Grace Holdings
5.625%, 08/15/2029 (A)		670	541

			15,978

Real Estate — 0.8%
Agree
2.900%, 10/01/2030		175	142
Alexandria Real Estate Equities
3.375%, 08/15/2031		375	327
Diversified Healthcare Trust
9.750%, 06/15/2025		234	224
Essex Portfolio
3.000%, 01/15/2030		400	338
Five Point Operating
7.875%, 11/15/2025 (A)		520	437
IIP Operating Partnership
5.500%, 05/25/2026		410	363
MPT Operating Partnership
3.692%, 06/05/2028	GBP	544	478
Prologis
1.750%, 07/01/2030		$300	236
Realty Income
4.875%, 06/01/2026		1,000	995
2.850%, 12/15/2032		375	304
Service Properties Trust
7.500%, 09/15/2025		480	458
5.500%, 12/15/2027		160	138
4.350%, 10/01/2024		90	82
Spirit Realty
3.200%, 01/15/2027		600	532
WP Carey
4.250%, 10/01/2026		700	674

			5,728

Utilities — 1.2%
Alliant Energy Finance
4.250%, 06/15/2028 (A)		125	116
American Electric Power
2.300%, 03/01/2030		300	246

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
4.250%, 10/15/2050	$175	$145
Calpine
3.750%, 03/01/2031 (A)	1,875	1,510
Eskom Holdings SOC MTN
6.750%, 08/06/2023	230	221
6.350%, 08/10/2028	500	461
InterGen
7.000%, 06/30/2023 (A)	470	456
NiSource
3.600%, 05/01/2030	50	45
Pike
5.500%, 09/01/2028 (A)	983	859
Sempra Energy
3.400%, 02/01/2028	1,075	998
Southern California Edison
4.200%, 03/01/2029	450	428
Sunnova Energy
5.875%, 09/01/2026 (A)	560	500
TransAlta
7.750%, 11/15/2029	270	276
6.500%, 03/15/2040	980	897
Vistra Operations
3.550%, 07/15/2024 (A)	1,200	1,151

		8,309

Total Corporate Obligations
(Cost $411,077) ($ Thousands)		352,551

LOAN PARTICIPATIONS — 12.6%
19th Holdings Golf LLC, Initial Term Loan, 1st Lien
7.281%, CME Term SOFR + 3.000%, 02/07/2029 (B)(C)	918	840
ABG, Term Loan, 1st Lien
7.923%, 12/21/2028 (C)	337	325
Acrisure, LLC, 1st Lien
9.916%, 02/15/2027	590	584
Acrisure, LLC, 2020 Term Loan, 1st Lien
7.884%, LIBOR + 3.500%, 02/15/2027 (C)	361	338
ADS Tactical Inc, Term Loan, 1st Lien
10.139%, 03/19/2026 (C)	1,010	901
Adtalem Global, Term Loan, 1st Lien
8.389%, 08/12/2028	301	298
Air Canada, Term Loan, 1st Lien
8.130%, 08/11/2028 (C)	599	590
Allen Media LLC, Initial Term Loan, 1st Lien
10.230%, 02/10/2027	966	788

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
8.173%, LIBOR + 3.750%, 05/12/2028 (C)	$672	$637
Alterra Moutain Company, Series B-2 Term Loan, 1st Lien
7.884%, 08/17/2028 (C)	528	521
Amentum Goverment Services Holdings LLC, Term Loan, 1st Lien
8.764%, 02/15/2029	453	440
7.558%, 02/15/2029 (C)	512	498
6.845%, 02/15/2029	2	2
0.000%, 01/29/2027 (H)	134	131
Amentum Goverment Services Holdings LLC, Term Loan, 2nd Lien
13.901%, 01/31/2028 (F)	440	402
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
8.170%, LIBOR + 3.500%, 01/29/2027 (C)	268	262
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
8.170%, LIBOR + 3.500%, 01/29/2027 (C)	135	132
Apex Tool Group, Term Loan, 1st Lien
9.667%, 02/08/2029 (C)	898	766
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
7.889%, LIBOR + 3.500%, 03/11/2028 (B)(C)	1,064	984
Apollo Commercial Real Estate Finance, Inc., Term Loan, 1st Lien
7.134%, 05/15/2026 (C)	20	19
AppLovin Corporation, Amendment No. 6 New Term Loan, 1st Lien
9.500%, 10/25/2028 (C)	368	348
Arcis Golf LLC, Initial Term Loan, 1st Lien
8.634%, 11/24/2028	697	677
Arctic Canadian Diamond Company Ltd., Term Loan, 2nd Lien
17.500%, 12/31/2027 (B)	861	857
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.634%, 01/20/2029 (C)	950	734
Asurion, LLC, New B-9 Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 07/31/2027 (C)	502	438
Athena Health, Term Loan, 1st Lien
7.821%, 02/15/2029 (C)(F)	3	3
Athena Helath Group, Initial Term Loan
7.821%, 02/15/2029 (C)	77	69

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Atlantic Aviation, Term Loan, 2nd Lien
10.134%, 09/21/2029 (C)	$125	$120
Autokiniton, Term Loan B, 1st Lien
8.792%, 04/06/2028 (C)	217	210
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
6.884%, LIBOR + 2.750%, 06/07/2028 (C)	984	965
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
7.134%, LIBOR + 2.750%, 12/23/2024 (C)	543	541
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
7.884%, 07/21/2025 (C)	173	172
Cardinal Parent, Inc., Initial Term Loan, 1st Lien
9.230%, LIBOR + 4.500%, 11/12/2027 (C)	615	542
Carnival Corporation, 2021 Incremental Term B Advance, 1st Lien
7.634%, 10/18/2028	485	453
Chariot Buyer LLC, Initial Term Loan, 1st Lien
7.634%, 11/03/2028	571	537
Citadel Securities LP, 2021 Term Loan, 1st Lien
6.823%, LIBOR + 2.500%, 02/02/2028 (C)	635	622
City Brewing Company, LLC, Closing Date Term Loan, 1st Lien
7.792%, LIBOR + 3.500%, 04/05/2028 (C)	376	161
Clark Equipment Company, Term Loan B, 1st Lien
7.180%, 04/20/2029 (C)	100	98
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
7.480%, LIBOR + 2.750%, 09/18/2024 (C)	705	633
CNT Holdings I Corp, Initial Term Loan, 1st Lien
7.239%, LIBOR + 3.750%, 11/08/2027 (C)	219	211
CPP, Term Loan, 2nd Lien
12.170%, 04/30/2026	370	307
CTC Holdings/Chicago Trading Company, Term Loan, 1st Lien
8.357%, 02/20/2029 (C)	487	465

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
11.696%, LIBOR + 7.000%, 02/19/2029 (C)	$2,190	$1,991
DCert Buyer, Inc., Initial Term Loan, 1st Lien
5.696%, LIBOR + 4.000%, 10/16/2026 (C)	874	843
Deerfield Dakota Holding, Llc 4/7/2028 2021 Replacement Term Loan, 2nd Lien
11.134%, 04/07/2028 (C)	300	284
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
8.073%, LIBOR + 3.750%, 04/09/2027 (C)	244	228
Del Monte Food, Term Loan, 1st Lien
8.671%, 05/16/2029	650	630
Diamond Sports Group LLC, Term Loan, 1st Lien
12.317%, 05/25/2026 (C)(F)	99	93
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 08/02/2027 (C)	865	840
Empire Today, Term Loan, 1st Lien
9.292%, 04/03/2028 (C)	482	358
Energize Holdco LLC, Initial Term Loan, 1st Lien
8.134%, 12/08/2028 (C)	796	759
Energize Holdco LLC, Initial Term Loan, 2nd Lien
11.134%, 12/07/2029	425	389
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
5.952%, Euribor + 3.750%, 05/21/2028 (C)	322	324
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
8.480%, 05/19/2028	718	694
Equinox Holdings Inc., Incremental Term B-2 Loan, 1st Lien
13.730%, 03/08/2024 (C)	244	194
EyeCare Partners, LLC, Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 02/18/2027 (C)	752	599
EyeCare Partners, Term Loan, 1st Lien
8.480%, 11/15/2028	458	384
EyeCare Partners, Term Loan, 2nd Lien
11.480%, 11/15/2029	430	350
Fanatics Commercial, Term Loan, 1st Lien
7.634%, 11/24/2028 (F)	715	700

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Brand Group, Term Loan, 2nd Lien
11.871%, 03/30/2028	$1,410	$1,264
First Brands Group, LLC, 2021 Term Loan, 1st Lien
8.369%, LIBOR + 5.000%, 03/30/2027 (C)	878	829
First Brands Group, LLC, Term Loan, 1st Lien
0.000%, 03/30/2027 (H)	115	108
Focus Financial, Term Loan, 1st Lien
7.572%, 06/30/2028	570	563
6.823%, 06/30/2028	534	522
Froneri International Limited, Facility B1, 1st Lien
3.006%, Euribor + 2.375%, 01/29/2027 (C)	330	327
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.730%, LIBOR + 4.000%, 10/01/2027 (C)	1,965	1,840
Garda Security, Term Loan, 1st Lien
8.535%, 02/01/2029	569	546
Garda World Security Corp
8.930%, LIBOR + 4.250%, 10/30/2026 (C)	679	659
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
8.938%, LIBOR + 4.500%, 02/19/2026 (C)	381	381
Global Medical Response, Inc., 2020 Refinancing Term Loan, 1st Lien
8.422%, LIBOR + 4.750%, 10/02/2025 (C)	1,171	816
Global Tel*Link Corporation, Term Loan, 1st Lien
8.477%, LIBOR + 0.040%, 11/29/2025 (C)	570	490
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
8.134%, 03/06/2028 (C)	795	762
Greystone Select, Term Loan, 1st Lien
9.227%, 06/16/2028 (C)	285	272
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.384%, LIBOR + 2.000%, 11/15/2027 (C)	318	307
Grinding Media, Inc., Term Loan B, 1st Lien
8.765%, 10/12/2028 (C)	941	870
Hayward Industries, 1st Lien
7.673%, 05/30/2028	270	260
Hexion, 1st Lien
8.935%, 03/15/2029 (C)(F)	708	606

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hornblower, Term Loan, 1st Lien
8.920%, 04/27/2025 (F)	$655	$451
Hudson River Trading LLC, Term Loan, 1st Lien
7.438%, CME Term SOFR + 3.000%, 03/20/2028 (C)	1,025	968
Hunter Douglas, Term Loan
7.859%, 02/26/2029	236	207
Hunter Douglas, Term Loan, 1st Lien
7.859%, 02/26/2029 (C)	642	562
Icebox Holdco III, Inc., Initial Term Loan, 1st Lien
8.230%, 12/22/2028 (F)	772	710
Icebox Holdco III, Inc., Initial Term Loan, 2nd Lien
11.480%, 12/21/2029 (F)	225	198
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
7.445%, CME Term SOFR + 4.250%, 02/01/2029 (C)	1,058	1,019
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
7.134%, LIBOR + 2.750%, 01/26/2028 (C)	1,029	997
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
7.884%, LIBOR + 3.500%, 05/05/2028 (C)	713	706
Jump Financial LLC, Term Loan, 1st Lien
9.342%, CME Term SOFR + 4.500%, 08/07/2028 (C)	1,892	1,792
Knight Health Holdings, Term Loan, 1st Lien
9.634%, 12/23/2028 (F)	645	376
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 10/29/2028 (C)	645	611
Lakeshore Learning Materials, Term Loan, 1st Lien
8.230%, 09/29/2028 (C)	1,340	1,306
LaserShip, Inc., Initial Term Loan, 1st Lien
9.230%, LIBOR + 4.500%, 05/07/2028 (C)	965	687
Lids Holdings, Term Loan
10.149%, 12/14/2026 (B)	763	706
Lids Holdings, Term Loan, 1st Lien
0.000%, 12/14/2026 (H)	216	200
Loyalty Ventures Inc., Term B Loan, 1st Lien
8.884%, 11/03/2027	897	356
LRS Holdings, LLC, Intial Term Loan, 1st Lien
8.634%, 08/31/2028	665	640

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
6.580%, LIBOR + 3.250%, 11/02/2027 (C)	$354	$348
Madison IAQ, LLC, Initial Term Loan, 1st Lien
7.988%, LIBOR + 3.250%, 06/21/2028 (C)	277	257
Magenta Buyer LLC, Initial Term Loan, 1st Lien
9.170%, LIBOR + 5.000%, 07/27/2028 (C)	802	683
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 10/23/2028 (C)	945	897
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
8.250%, 08/02/2028 (C)	736	702
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
9.996%, LIBOR + 5.250%, 06/21/2027 (C)	666	684
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
7.423%, LIBOR + 3.000%, 05/14/2026 (C)	266	262
Naked Juice/Tropicana, Term Loan, 1st Lien
7.930%, 01/24/2029 (C)(F)	45	40
New Era Cap, Term Loan, 1st Lien
9.941%, 07/13/2027 (F)	683	635
Newport Parent, Inc., Initial Term Loan, 1st Lien
11.230%, 12/10/2027 (C)	884	874
One Call Corporation, Term B Loan, 1st Lien
9.875%, LIBOR + 5.500%, 04/22/2027 (C)	958	782
Pacific Bells, LLC, Initial Term Loan, 1st Lien
9.342%, 11/10/2028	258	242
Packers Holdings, LLC, Initial Term Loan, 1st Lien
7.542%, LIBOR + 3.250%, 03/09/2028 (C)	1,010	879
Particle Investment S.A.R.L. (WebPros), Term Loan, 1st Lien
9.980%, 02/18/2027 (B)(C)(F)	367	355
PDS HoldCo Inc., Delayed Draw Term Loan, 1st Lien
9.235%, 08/18/2028	476	434

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
PECF USS Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
8.634%, 12/15/2028 (F)	$566	$470
Peraton Corp., Term B Loan, 1st Lien
8.134%, LIBOR + 3.750%, 02/01/2028 (C)	1,128	1,100
Peraton Corp., Term B-1 Loan, 2nd Lien
12.089%, LIBOR + 7.750%, 02/01/2029 (C)	582	553
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 03/05/2026 (C)	42	39
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 11/15/2028 (C)	1,045	1,005
Pilot Travel Centers, LLC, Initial Tranche B Term Loan
6.423%, 08/04/2028 (C)	333	329
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
8.730%, LIBOR + 4.000%, 12/17/2027 (C)	410	380
Polyconcept, Term Loan, 1st Lien
10.080%, 05/18/2029	670	625
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
7.730%, LIBOR + 3.000%, 11/18/2027 (C)	748	694
Project Sky, Term Loan, 1st Lien
10.384%, 10/08/2029 (C)(F)	390	324
8.134%, 10/08/2028 (C)	764	717
Quikrete Holding, Term Loan B1, 1st Lien
7.384%, 06/11/2028 (C)	667	661
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
7.380%, LIBOR + 2.750%, 02/15/2028 (C)(F)	946	588
Radiology Partners, Inc., Term B Loan, 1st Lien
8.639%, 07/09/2025	550	459
RC Buyer, Inc., Initial Term Loan, 2nd Lien
11.230%, 07/30/2029	300	269
Redstone HoldCo 2 LP, Initial Loan, 2nd Lien
12.108%, LIBOR + 7.750%, 04/27/2029 (C)	820	404
Redstone Holdco, Term Loan, 1st Lien
9.108%, LIBOR + 4.750%, 04/27/2028 (C)	832	572

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Resolute Investment Managers, Inc., Tranche C Term Loan, 1st Lien
8.980%, 04/30/2024	$302	$242
Rough Country LLC, Term Loan, 1st Lien
8.230%, 07/28/2028 (C)	691	644
Royal Caribbean Cruises, Term Loan, 1st Lien
12.670%, 07/27/2029	900	705
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 12/31/2025 (C)	844	820
Sigma Holdco
5.899%, 07/02/2025	250	226
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
7.993%, LIBOR + 3.750%, 10/20/2027 (C)	480	489
Southwestern Energy, Term Loan, 1st Lien
7.041%, 06/22/2027	640	632
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
10.172%, 06/19/2026 (F)	590	578
SPX Flow, Inc., Term Loan, 1st Lien
8.923%, CME Term SOFR + 4.500%, 04/05/2029 (C)(F)	880	820
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
8.235%, LIBOR + 3.500%, 03/05/2027 (C)	459	445
Terrier Media Buyer, Inc., 2021 Term B Loan, 1st Lien
8.230%, LIBOR + 3.500%, 12/17/2026 (C)	605	565
Thermostat Buyer, Term Loan
9.235%, 08/31/2028	5	5
Thermostat Purchaser III, Inc., Initial Term Loan, 1st Lien
9.235%, 08/31/2028	261	245
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 1st Lien
8.730%, 09/15/2028	672	644
Trident TPI Holdings, Inc.,Term Loan
8.730%, 09/15/2028	36	34
Trident TPI Holdings, Inc.,Term Loan, 1st Lien
8.730%, 09/15/2028 (F)	60	58
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 03/31/2028 (C)	780	723

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
TruGreen Limited Partnership, Initial Term Loan, 2nd Lien
12.915%, LIBOR + 8.500%, 11/02/2028 (C)	$200	$146
Tutor Perini Corporation, Term Loan, 1st Lien
9.134%, LIBOR + 4.750%, 08/18/2027 (B)(C)	730	684
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
9.438%, LIBOR + 5.000%, 06/26/2026 (C)	1,095	607
UFC Holdings, Term Loan, 1st Lien
7.110%, 04/29/2026	340	335
Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 05/04/2026 (C)	243	233
United AirLines, Inc., Class B Term Loan, 1st Lien
8.108%, LIBOR + 3.750%, 04/21/2028 (C)	729	718
UST Holdings, Term Loan, 1st Lien
8.137%, 11/20/2028	485	472
Vaco Holdings, Term Loan, 1st Lien
9.730%, 01/21/2029	422	405
Verscend Holding Corp., Term B-1 Loan, 1st Lien
8.384%, LIBOR + 4.000%, 08/27/2025 (C)	1,055	1,046
Vertex Aerospace Services Corp., Initial Term Loan, 1st Lien
7.884%, LIBOR + 4.000%, 12/06/2028 (C)	1,104	1,083
VFH Parent, Initial Term Loan
7.421%, 01/13/2029 (C)	290	282
Virgin Media Bristol LLC, N Facility, 1st Lien
6.818%, LIBOR + 2.500%, 01/31/2028 (C)	935	918
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
7.568%, LIBOR + 3.250%, 01/31/2029 (C)	590	583
Virgin Pulse, Inc., Initial Term Loan, 1st Lien
8.384%, 04/06/2028 (C)	970	818
Virgin Pulse, Inc., Initial Term Loan, 2nd Lien
11.634%, 04/06/2029	320	247
Virtusa, Term Loan
8.134%, 02/11/2028	920	885
VT Topco, Inc., Delayed Term Loan, 1st Lien
8.134%, 08/01/2025	12	12

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
VT Topco, Inc., Term Loan, 1st Lien
8.134%, 08/01/2025		$375	$363
VT Topco, Inc., Term Loan, 2nd Lien
11.134%, 07/31/2026		320	307
WP CPP Holdings, LLC, Initial Term Loan, 1st Lien
6.280%, LIBOR + 3.750%, 04/30/2025 (C)		1	1
WP CPP Holdings, Term B Loan
8.170%, LIBOR + 3.750%, 04/30/2025 (C)		505	437
Wwex Uni TopCo Holdings LLC, Initial Term Loan, 1st Lien
8.730%, 07/26/2028 (C)		774	706

Total Loan Participations
(Cost $97,330) ($ Thousands)			88,621

SOVEREIGN DEBT — 9.5%

Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050(A)		1,630	1,379
Angolan Government International Bond
9.375%, 05/08/2048		200	158
9.125%, 11/26/2049(A)		1,170	911
8.750%, 04/14/2032(A)		210	181
8.000%, 11/26/2029(A)		420	368
Argentine Republic Government International Bond
3.500%, 07/09/2029(G)		1,310	370
1.500%, 07/09/2023(G)		1,536	390
1.000%, 07/09/2029		262	69
0.500%, 07/09/2023(G)		3,760	1,014
0.500%, 07/09/2029	EUR	6	1
0.125%, 07/09/2030		165	42
Azerbaijan Government International Bond
3.500%, 09/01/2032		$1,360	1,132
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		940	811
Benin Government International Bond
4.875%, 01/19/2032(A)	EUR	1,480	1,223
Brazil Government International Bond
5.333%, 02/15/2028		$120	116
Buenos Aires Government International Bond MTN
5.250%, 09/01/2023(A)(G)		7,212	2,488
Bundesrepublik Deutschland Bundesanleihe
0.000%, 08/15/2026 (H)	EUR	360	352

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
CBB International Sukuk Programme SPC
6.250%, 11/14/2024(A)		$300	$303
Ciudad Autonoma De Buenos Aires
7.500%, 06/01/2027		480	443
Colombia Government International Bond
4.125%, 05/15/2051		630	377
3.125%, 04/15/2031		730	542
3.000%, 01/30/2030		730	558
Cordoba Government International Bond
6.990%, 06/01/2027(A)(G)		526	347
Country Garden Holdings
8.000%, 01/27/2024		200	154
Dominican Republic International Bond
7.450%, 04/30/2044		600	558
6.850%, 01/27/2045		660	572
6.500%, 02/15/2048(A)		1,270	1,045
6.400%, 06/05/2049(A)		660	533
6.000%, 02/22/2033(A)		440	397
5.500%, 02/22/2029(A)		240	221
4.500%, 01/30/2030		550	468
Ecuador Government International Bond
5.500%, 07/31/2023(A)(G)		352	226
1.500%, 07/31/2023(A)(G)		1,128	460
0.000%, 07/31/2030(A)(H)		329	129
Egypt Government International Bond
8.875%, 05/29/2050(A)		710	479
8.700%, 03/01/2049(A)		520	346
8.500%, 01/31/2047		450	299
7.903%, 02/21/2048(A)		360	227
7.625%, 05/29/2032(A)		480	354
6.375%, 04/11/2031(A)	EUR	330	244
5.625%, 04/16/2030		1,560	1,150
4.750%, 04/16/2026(A)		100	89
Gabon Government International Bond
7.000%, 11/24/2031(A)		$1,120	916
Guatemala Government Bond
6.125%, 06/01/2050(A)		530	498
4.900%, 06/01/2030(A)		280	264
4.875%, 02/13/2028		790	760
4.500%, 05/03/2026(A)		770	739
4.375%, 06/05/2027(A)		790	747
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023(A)		860	858
Indonesia Government International Bond
7.000%, 05/15/2027	IDR	86,448,000	5,686
3.850%, 10/15/2030		$200	187
3.500%, 01/11/2028		880	835
2.850%, 02/14/2030		900	799
1.100%, 03/12/2033	EUR	400	310
0.900%, 02/14/2027		180	168
Iraq Government International Bond
5.800%, 01/15/2028		$193	177

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	420	$315
6.125%, 06/15/2033		$650	577
5.250%, 03/22/2030	EUR	390	350
4.875%, 01/30/2032(A)		1,660	1,394
Jamaica Government International Bond
7.875%, 07/28/2045		$740	832
Jordan Government International Bond
7.750%, 01/15/2028(A)		500	505
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		220	228
Kenya Government International Bond
8.250%, 02/28/2048(A)		260	201
8.000%, 05/22/2032(A)		910	775
7.000%, 05/22/2027(A)		250	223
Lebanon Government International Bond
8.250%, 05/17/2034(E)		30	2
8.200%, 05/17/2033(E)		40	2
7.150%, 11/20/2031(E)		40	2
7.050%, 11/02/2035(E)		100	6
7.000%, 03/20/2028(E)		40	2
6.850%, 03/23/2027(E)		100	6
6.850%, 05/25/2029(E)		721	41
6.750%, 11/29/2027(E)		410	24
6.650%, 04/22/2024(E)		170	10
6.650%, 11/03/2028(E)		80	5
6.650%, 02/26/2030(E)		832	47
6.600%, 11/27/2026(E)		30	2
6.200%, 02/26/2025(E)		860	49
Mexico Government International Bond
3.771%, 05/24/2061		520	329
2.659%, 05/24/2031		1,120	903
Mongolia Government International Bond
5.625%, 05/01/2023		200	192
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	580
1.500%, 11/27/2031(A)	EUR	290	228
Mozambique International Bond
5.000%, 09/15/2023(G)		$220	167
Nigeria Government International Bond
8.747%, 01/21/2031		1,720	1,404
7.696%, 02/23/2038(A)		690	467
Oman Government International Bond
6.750%, 01/17/2048		200	187
6.250%, 01/25/2031(A)		1,600	1,609
Pakistan Government International Bond
6.875%, 12/05/2027		200	77
6.000%, 04/08/2026(A)		540	213
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		420	120

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Panama Government International Bond
4.500%, 04/01/2056		$300	$219
Papua New Guinea Government International Bond
8.375%, 10/04/2028(A)		290	252
Paraguay Government International Bond
6.100%, 08/11/2044		500	480
5.600%, 03/13/2048		760	663
5.400%, 03/30/2050(A)		320	276
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026(A)		530	529
4.450%, 02/20/2029(A)		330	325
Peruvian Government International Bond
2.783%, 01/23/2031		380	314
Qatar Government International Bond
5.103%, 04/23/2048(A)		820	824
4.817%, 03/14/2049(A)		930	904
4.625%, 06/02/2046		280	264
4.400%, 04/16/2050(A)		450	412
3.750%, 04/16/2030(A)		200	193
Romanian Government International Bond
5.125%, 06/15/2048(A)		200	159
3.375%, 01/28/2050	EUR	230	141
2.875%, 05/26/2028		650	600
2.875%, 03/11/2029		1,490	1,309
2.124%, 07/16/2031(A)		250	183
2.000%, 12/08/2026(A)		590	564
2.000%, 01/28/2032(A)		110	78
2.000%, 04/14/2033(A)		900	614
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	949
3.750%, 01/21/2055(A)		220	173
3.250%, 10/22/2030(A)		430	392
Senegal Government International Bond
5.375%, 06/08/2037(A)	EUR	930	664
4.750%, 03/13/2028(A)		740	680
Serbia Government International Bond
1.500%, 06/26/2029(A)		500	381
South Africa Government International Bond
5.650%, 09/27/2047		$950	696
4.850%, 09/27/2027		890	843
4.300%, 10/12/2028		200	178
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)		910	281
6.850%, 03/14/2024(A)		200	62
6.850%, 11/03/2025		570	179
6.825%, 07/18/2026(A)		250	78
6.750%, 04/18/2028(A)		360	112
Turkey Government International Bond
7.625%, 04/26/2029		560	527
6.875%, 03/17/2036		60	50

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
6.500%, 09/20/2033		$900	$747
6.000%, 01/14/2041		1,980	1,428
5.200%, 02/16/2026	EUR	260	272
4.250%, 04/14/2026		$530	471
Ukraine Government International Bond
9.750%, 11/01/2030(A)		640	128
8.994%, 02/01/2026		280	59
7.750%, 09/01/2025		910	200
7.750%, 09/01/2026		230	47
7.750%, 09/01/2029		250	52
7.375%, 09/25/2034(A)		200	36
7.253%, 03/15/2035(A)		420	76
Uzbekistan Government International Bond MTN
4.750%, 02/20/2024(A)		340	334
3.700%, 11/25/2030(A)		660	551
Virgin Money UK
9.250%, UK Govt Bonds 5 Year Note Generic Bid Yield + 8.307%, 06/08/2171(C)(D)	GBP	300	359
Zambia Government International Bond
5.375%, 09/20/2022		$760	314

Total Sovereign Debt
(Cost $88,544) ($ Thousands)			67,166

MORTGAGE-BACKED SECURITIES — 7.4%
Agency Mortgage-Backed Obligations — 1.1%
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050		593	109
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050		507	78
FHLMC STACR REMIC Trust, Ser 2017-HRP1, Cl B1
8.989%, ICE LIBOR USD 1 Month + 4.600%, 12/25/2042(C)		330	336
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl B1
6.689%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)(C)		660	622
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl B1
9.489%, ICE LIBOR USD 1 Month + 5.100%, 06/25/2050(A)(C)		1,307	1,362
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl B1
8.728%, SOFR30A + 4.800%, 10/25/2050(A)(C)		210	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl B1
6.928%, SOFR30A + 3.000%, 12/25/2050(A)(C)	$630	$591
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M2
5.728%, SOFR30A + 1.800%, 01/25/2051(A)(C)	159	155
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl B1
7.428%, SOFR30A + 3.500%, 10/25/2033(A)(C)	390	361
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
6.978%, SOFR30A + 3.050%, 01/25/2034(A)(C)	250	228
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl B1
7.578%, SOFR30A + 3.650%, 11/25/2041(A)(C)	540	502
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.128%, SOFR30A + 2.200%, 05/25/2042(A)(C)	679	677
FNMA
2.790%, 01/01/2035(C)	345	294
2.680%, 01/01/2035	100	82
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
1.211%, 05/25/2045(C)	1,425	104
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
1.761%, 01/25/2048(C)	983	102
FNMA REMIC CMO, Ser 2020-60, Cl NI, IO
4.000%, 09/25/2050	550	101
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048	1,056	186
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
2.274%, 01/16/2040(C)	1,073	123
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
1.697%, 08/20/2043(C)	113	11
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	1,310	196
GNMA REMIC CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	438	44
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	754	105
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	299	37
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
1.307%, 07/20/2047(C)	726	51
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
1.847%, 09/20/2048(C)	317	37

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
1.847%, 09/20/2048(C)	$436	$40
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
1.847%, 09/20/2048(C)	1,448	124
GNMA REMIC CMO, Ser 2018-137, Cl SN, IO
1.797%, 10/20/2048(C)	426	34
GNMA REMIC CMO, Ser 2018-139, Cl SQ, IO
1.797%, 10/20/2048(C)	264	21
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
1.847%, 05/20/2048(C)	1,353	122
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
1.347%, 01/20/2048(C)	896	81
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
1.697%, 01/20/2049(C)	230	19
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
1.747%, 09/20/2049(C)	837	66
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
1.747%, 09/20/2049(C)	636	49
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	2,064	298
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
1.697%, 01/20/2049(C)	178	16
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
1.747%, 06/20/2049(C)	146	12
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	769	137

		7,728
Non-Agency Mortgage-Backed Obligations — 6.3%
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
5.319%, ICE LIBOR USD 1 Month + 0.930%, 11/25/2034(C)	353	345
Alternative Loan Trust, Ser 2005-81, Cl A1
4.949%, ICE LIBOR USD 1 Month + 0.560%, 02/25/2037(C)	467	377
Barclays Commercial Mortgage Trust, Ser 2019-C5, Cl A4
3.063%, 11/15/2052	870	765
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.003%, 05/15/2052(C)	10,470	461
BIG Commercial Mortgage Trust, Ser BIG, Cl F
9.771%, TSFR1M + 5.436%, 02/15/2039(A)(C)	480	446
BRAVO Residential Funding Trust, Ser 2022-R1, Cl A
3.125%, 01/29/2070(A)(G)	659	583

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.468%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(A)(C)	$1,970	$1,842
BX Commercial Mortgage Trust, Ser LP2, Cl G
8.441%, TSFR1M + 4.106%, 02/15/2039(A)(C)	687	630
BX Commercial Mortgage Trust, Ser XL2, Cl J
8.208%, ICE LIBOR USD 1 Month + 3.890%, 10/15/2038(A)(C)	463	420
BX Trust, Ser 2018-GWMZ, Cl MC
9.806%, ICE LIBOR USD 1 Month + 5.488%, 05/15/2037(A)(C)	1,100	1,052
BX Trust, Ser SDMF, Cl F
6.255%, ICE LIBOR USD 1 Month + 1.937%, 09/15/2034(A)(C)	310	286
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/2052(A)	920	833
CFK Trust, Ser 2020-MF2, Cl E
3.458%, 03/15/2039(A)(C)	500	403
Citigroup Mortgage Loan Trust, Ser 2022-A, Cl A1
6.170%, 09/25/2062(A)(G)	594	581
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1B1
8.739%, ICE LIBOR USD 1 Month + 4.350%, 04/25/2031(A)(C)	460	467
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
8.489%, ICE LIBOR USD 1 Month + 4.100%, 07/25/2039(A)(C)	542	549
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
7.028%, SOFR30A + 3.100%, 10/25/2041(A)(C)	670	630
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
6.678%, SOFR30A + 2.750%, 12/25/2041(A)(C)	680	627
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2B1
8.428%, SOFR30A + 4.500%, 04/25/2042(A)(C)	433	419
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
6.928%, SOFR30A + 3.000%, 04/25/2042(A)(C)	386	374

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities, Ser 2018-C01, Cl 1B1
7.939%, ICE LIBOR USD 1 Month + 3.550%, 07/25/2030(C)	$570	$580
Credit Suisse European Mortgage Capital, Ser 2019-1OTF, Cl A
7.315%, ICE LIBOR USD 3 Month + 2.900%, 08/09/2024(A)(C)	940	920
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(A)	320	177
CSMC Trust, Ser 2017-RPL1, Cl M2
2.950%, 07/25/2057(A)(C)	1,190	891
CSMC Trust, Ser 2019-UVIL, Cl A
3.160%, 12/15/2041(A)	950	773
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
4.549%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036(C)	491	479
GS Mortgage Securities II, Ser 2018-SRP5, Cl C
8.568%, ICE LIBOR USD 1 Month + 4.250%, 09/15/2031(A)(C)	1,793	731
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl F
7.568%, ICE LIBOR USD 1 Month + 3.250%, 12/15/2036(A)(C)	595	554
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl A
5.418%, ICE LIBOR USD 1 Month + 1.100%, 12/15/2036(A)(C)	1,830	1,783
GS Mortgage Securities Trust, Ser LUAU, Cl G
8.768%, ICE LIBOR USD 1 Month + 4.450%, 11/15/2032(A)(C)	500	463
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 2A1B
4.579%, ICE LIBOR USD 1 Month + 0.240%, 11/19/2036(C)	1,598	1,399
Impac CMB Trust, Ser 2005-4, Cl 1M1
5.034%, ICE LIBOR USD 1 Month + 0.430%, 05/25/2035(C)	652	597
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
7.322%, ICE LIBOR USD 1 Month + 3.150%, 07/05/2033(A)(C)	1,790	1,573
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-BKWD, Cl E
7.168%, ICE LIBOR USD 1 Month + 2.850%, 09/15/2029(A)(C)	1,730	1,476

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser HTL5, Cl F
8.583%, ICE LIBOR USD 1 Month + 4.265%, 11/15/2038(A)(C)	$710	$643
JPMorgan Chase Commercial Mortgage Securities Trust, Ser NLP, Cl D
6.502%, TSFR1M + 2.166%, 04/15/2037(A)(C)	299	270
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
3.844%, 10/25/2066(A)(G)	660	551
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
3.474%, 06/26/2036(A)(G)	211	184
Mortgage Repurchase Agreement Financing Trust II Series, Ser 2022-S1, Cl A1
5.805%, SOFR30A + 2.000%, 03/30/2025(A)(C)	420	414
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl M10
7.639%, ICE LIBOR USD 1 Month + 3.250%, 10/25/2049(A)(C)	500	469
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
8.139%, ICE LIBOR USD 1 Month + 3.750%, 03/25/2050(A)(C)	480	443
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
5.439%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2048(A)(C)	262	238
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl F
9.639%, ICE LIBOR USD 1 Month + 5.250%, 05/25/2055(A)(C)	540	514
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.661%, 05/25/2033(C)	620	355
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
2.218%, ICE LIBOR USD 1 Month + 0.430%, 03/26/2036(A)(C)	271	243
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
8.087%, ICE LIBOR USD 1 Month + 3.700%, 11/27/2031(A)(C)	–	–
Radnor, Ser 2020-1, Cl M1C
6.139%, ICE LIBOR USD 1 Month + 1.750%, 01/25/2030(A)(C)	1,830	1,789
RALI Series Trust, Ser 2006-QO2, Cl A2
4.929%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2046(C)	1,286	280

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RALI Series Trust, Ser 2007-QO2, Cl A1
4.539%, ICE LIBOR USD 1 Month + 0.150%, 02/25/2047(C)	$801	$290
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl M
4.750%, 05/25/2057(C)	1,639	1,477
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057(A)(C)	1,125	990
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl M
4.500%, 02/25/2059(A)(C)	1,720	1,474
Seasoned Credit Risk Transfer Trust, Ser 2020-1, Cl M
4.250%, 08/25/2059(A)(C)	2,230	1,868
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(C)	830	706
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(C)	640	559
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(C)	320	249
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%, 07/05/2036(A)(C)	885	697
SMR Mortgage Trust, Ser IND, Cl F
10.336%, TSFR1M + 6.000%, 02/15/2039(A)(C)	820	756
Soho Trust, Ser SOHO, Cl D
2.697%, 08/10/2038(A)(C)	440	281
Taubman Centers Commercial Mortgage Trust, Ser DPM, Cl A
6.522%, TSFR1M + 2.186%, 05/15/2037(A)(C)	650	631
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl F
8.471%, ICE LIBOR USD 1 Month + 4.252%, 11/11/2034(A)(C)	583	548
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl E
7.698%, ICE LIBOR USD 1 Month + 3.480%, 11/11/2034(A)(C)	1,742	1,628
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(C)	640	434
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
3.406%, 12/25/2036(C)	524	448

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.755%, 04/25/2036(C)	$379	$350

		44,265
Total Mortgage-Backed Securities
(Cost $57,900) ($ Thousands)		51,993

	Shares
COMMON STOCK — 6.9%

Communication Services — 0.6%
Activision Blizzard Inc	1,028	79
Alphabet Inc, Cl A *	8,697	767
Alphabet Inc, Cl C *	7,745	687
AT&T Inc	10,588	195
Charter Communications Inc, Cl A *	163	55
Comcast Corp, Cl A	6,392	224
DISH Network Corp, Cl A *	377	5
Electronic Arts Inc	381	47
Fox Corp, Cl A	527	16
Fox Corp, Cl B	207	6
Intelsat Jackson Holdings *(B)	22,512	574
Interpublic Group of Cos Inc/The	661	22
Live Nation Entertainment Inc *	224	16
Lumen Technologies Inc	1,286	7
Match Group Inc *	431	18
Meta Platforms Inc, Cl A *	3,260	392
Netflix Inc *	661	195
News Corp, Cl A	509	9
News Corp, Cl B	145	3
Omnicom Group Inc	298	24
Paramount Global, Cl B	880	15
Take-Two Interactive Software Inc, Cl A *	215	22
T-Mobile US Inc *	869	122
Verizon Communications Inc	6,223	245
Walt Disney Co/The *	2,699	234
Warner Bros Discovery Inc *	3,084	29

		4,008
Consumer Discretionary — 0.6%
Advance Auto Parts Inc	103	15
Amazon.com Inc, Cl A *	12,940	1,087
Aptiv PLC *	413	38
AutoZone Inc *	28	69
Bath & Body Works Inc	303	13
Best Buy Co Inc	311	25
Booking Holdings Inc *	58	117
BorgWarner Inc	394	16
Caesars Entertainment Inc *	366	15
CarMax Inc *	215	13
Carnival Corp *	1,370	11

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chipotle Mexican Grill Inc, Cl A *	39	$54
Darden Restaurants Inc	188	26
Dollar General Corp	323	80
Dollar Tree Inc *	305	43
Domino's Pizza Inc	48	17
DR Horton Inc	487	43
eBay Inc	775	32
Etsy Inc *	168	20
Expedia Group Inc *	221	19
Ford Motor Co	5,582	65
Garmin Ltd	255	23
General Motors Co	2,056	69
Genuine Parts Co	211	37
Hasbro Inc	183	11
Hilton Worldwide Holdings Inc	396	50
Home Depot Inc/The	1,494	472
Las Vegas Sands Corp *	474	23
Lennar Corp, Cl A	353	32
LKQ Corp	346	18
Lowe's Cos Inc	918	183
Marriott International Inc/MD, Cl A	386	57
McDonald's Corp	1,063	280
MGM Resorts International	463	16
Mohawk Industries Inc *	83	9
Newell Brands Inc, Cl B	593	8
NIKE Inc, Cl B	1,810	212
Norwegian Cruise Line Holdings Ltd *	566	7
NVR Inc *	5	23
O'Reilly Automotive Inc *	92	78
Pool Corp	67	20
PulteGroup Inc	258	12
Ralph Lauren Corp, Cl A	70	7
Ross Stores Inc	479	56
Royal Caribbean Cruises Ltd *	377	19
Starbucks Corp	1,706	169
Tapestry Inc	257	10
Target Corp, Cl A	693	103
Tesla Inc *	3,922	483
TJX Cos Inc/The	1,656	132
Tractor Supply Co	153	34
Ulta Beauty Inc *	71	33
VF Corp	542	15
Whirlpool Corp	98	14
Wynn Resorts Ltd *	136	11
Yum! Brands Inc	411	53

		4,597
Consumer Staples — 0.5%
Altria Group Inc	2,684	123
Archer-Daniels-Midland Co	791	74
Brown-Forman Corp, Cl B	260	17
Campbell Soup Co	233	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Church & Dwight Co Inc	331	$27
Clorox Co/The	166	23
Coca-Cola Co/The	5,639	359
Colgate-Palmolive Co	1,186	93
Conagra Brands Inc	645	25
Constellation Brands Inc, Cl A	228	53
Costco Wholesale Corp	640	292
Estee Lauder Cos Inc/The, Cl A	328	81
General Mills Inc	846	71
Hershey Co/The	221	51
Hormel Foods Corp	408	19
J M Smucker Co/The	154	24
Kellogg Co	343	24
Keurig Dr Pepper Inc	1,226	44
Kimberly-Clark Corp	473	64
Kraft Heinz Co/The	1,214	49
Kroger Co/The	911	41
Lamb Weston Holdings Inc	229	20
McCormick & Co Inc/MD	342	28
Molson Coors Beverage Co, Cl B	262	14
Mondelez International Inc, Cl A	1,967	131
Monster Beverage Corp *	572	58
PepsiCo Inc	1,997	361
Philip Morris International Inc	2,299	233
Procter & Gamble Co/The	3,444	522
Sysco Corp, Cl A	715	55
Tyson Foods Inc, Cl A	402	25
Walgreens Boots Alliance Inc	1,095	41
Walmart Inc	2,079	295

		3,350
Energy — 0.5%
APA Corp	471	22
Baker Hughes Co, Cl A	1,383	41
Chevron Corp	2,582	463
ConocoPhillips	1,842	217
Coterra Energy Inc	1,105	27
Devon Energy Corp	945	58
Diamondback Energy Inc, Cl A	256	35
EOG Resources Inc	875	113
EQT Corp	534	18
Exxon Mobil Corp	6,020	664
Halliburton Co	1,373	54
Hess Corp	422	60
Kinder Morgan Inc	3,003	54
Marathon Oil Corp	978	27
Marathon Petroleum Corp	657	77
Noble Corp PLC *	7,982	301
Occidental Petroleum Corp	1,076	68
ONEOK Inc	680	45
Phillips 66	724	75
Pioneer Natural Resources Co	344	79

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schlumberger Ltd, Cl A	2,117	$113
Summit Midstream Partners LP *	28,458	475
Targa Resources Corp	327	24
Valero Energy Corp	573	73
Williams Cos Inc/The	1,868	61

		3,244
Financials — 0.8%
Aflac Inc	826	59
Allstate Corp/The	382	52
American Express Co	868	128
American International Group Inc	1,109	70
Ameriprise Financial Inc	156	49
Aon PLC, Cl A	300	90
Arch Capital Group Ltd *	543	34
Arthur J Gallagher & Co	319	60
Aspect *(B)	57	—
Assurant Inc	88	11
Bank of America Corp	10,104	335
Bank of New York Mellon Corp/The	1,136	52
Berkshire Hathaway Inc, Cl B *	2,637	815
BlackRock Inc	218	155
Brown & Brown Inc	387	22
Capital One Financial Corp	551	51
Cboe Global Markets Inc	152	19
Charles Schwab Corp/The	2,204	184
Chubb Ltd	601	133
Cincinnati Financial Corp	249	26
Citigroup Inc	2,885	131
Citizens Financial Group Inc	664	26
CME Group Inc, Cl A	538	91
Comerica Inc	213	14
Discover Financial Services	394	39
Everest Re Group Ltd	64	21
FactSet Research Systems Inc	51	20
Fifth Third Bancorp	1,042	34
First Republic Bank/CA	273	33
Franklin Resources Inc	359	10
Globe Life Inc	148	18
Goldman Sachs Group Inc/The	486	167
Hartford Financial Services Group Inc/The	504	38
Huntington Bancshares Inc/OH	1,954	28
Intercontinental Exchange Inc	838	86
Invesco Ltd	769	14
JPMorgan Chase & Co	4,264	572
KeyCorp	1,346	23
Lincoln National Corp	274	8
Loews Corp	335	20
M&T Bank Corp	249	36
MarketAxess Holdings Inc	43	12
Marsh & McLennan Cos Inc	744	123
MetLife Inc	970	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moody's Corp	226	$63
Morgan Stanley	1,933	164
MSCI Inc, Cl A	114	53
Nasdaq Inc, Cl A	471	29
Northern Trust Corp	284	25
PNC Financial Services Group Inc/The	586	93
Principal Financial Group Inc, Cl A	315	26
Progressive Corp/The	873	113
Prudential Financial Inc	523	52
Raymond James Financial Inc	264	28
Regions Financial Corp	1,271	27
S&P Global Inc	495	166
Signature Bank/New York NY, Cl B	105	12
State Street Corp	559	43
SVB Financial Group, Cl B *	90	21
Synchrony Financial	676	22
T Rowe Price Group Inc	351	38
Travelers Cos Inc/The	335	63
Truist Financial Corp	1,885	81
US Bancorp	2,025	88
W R Berkley Corp	343	25
Wells Fargo & Co	5,618	232
Willis Towers Watson PLC	153	37
Zions Bancorp NA	250	12

		5,492
Health Care — 1.0%
Abbott Laboratories	2,519	277
AbbVie Inc	2,566	415
Agilent Technologies Inc	420	63
Align Technology Inc *	112	24
AmerisourceBergen Corp, Cl A	226	37
Amgen Inc, Cl A	768	202
Baxter International Inc	769	39
Becton Dickinson and Co	426	108
Biogen Inc *	199	55
Bio-Rad Laboratories Inc, Cl A *	35	15
Bio-Techne Corp	264	22
Boston Scientific Corp *	2,144	99
Bristol-Myers Squibb Co	3,064	220
Cardinal Health Inc	366	28
Catalent Inc *	291	13
Centene Corp *	825	68
Charles River Laboratories International Inc *	86	19
Cigna Corp	451	149
Cooper Cos Inc/The, Cl A	71	23
CVS Health Corp	1,949	182
Danaher Corp, Cl A	970	257
DaVita Inc *	98	7
DENTSPLY SIRONA Inc	307	10
Dexcom Inc *	537	61

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edwards Lifesciences Corp, Cl A *	879	$66
Elevance Health Inc	343	176
Eli Lilly & Co	1,144	419
Gilead Sciences Inc	1,867	160
HCA Healthcare Inc	320	77
Henry Schein Inc *	227	18
Hologic Inc *	370	28
Humana Inc	189	97
IDEXX Laboratories Inc *	117	48
Illumina Inc *	242	49
Incyte Corp *	274	22
Intuitive Surgical Inc *	510	135
IQVIA Holdings Inc *	266	55
Johnson & Johnson	3,805	672
Laboratory Corp of America Holdings	141	33
McKesson Corp	204	77
Medtronic PLC	1,974	153
Merck & Co Inc	3,678	408
Mettler-Toledo International Inc *	30	43
Moderna Inc *	490	88
Molina Healthcare Inc *	84	28
Organon & Co	346	10
PerkinElmer Inc	171	24
Pfizer Inc	8,145	417
Quest Diagnostics Inc	175	27
Regeneron Pharmaceuticals Inc *	160	115
ResMed Inc	224	47
STERIS PLC	136	25
Stryker Corp	503	123
Teleflex Inc	77	19
Thermo Fisher Scientific Inc	567	312
UnitedHealth Group Inc	1,367	725
Universal Health Services Inc, Cl B	117	16
Vertex Pharmaceuticals Inc *	383	111
Viatris Inc, Cl W *	2,064	23
Waters Corp *	82	28
West Pharmaceutical Services Inc	113	27
Zimmer Biomet Holdings Inc	316	40
Zoetis Inc, Cl A	699	102

		7,436
Industrials — 0.6%
3M Co	828	99
A O Smith Corp	208	12
Alaska Air Group Inc *	188	8
Allegion PLC	146	15
American Airlines Group Inc *	1,042	13
AMETEK Inc	352	49
Boeing Co/The *	833	159
Carrier Global Corp	1,182	49
Caterpillar Inc, Cl A	766	184
CH Robinson Worldwide Inc	169	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cintas Corp	121	$55
Copart Inc *	646	39
CoStar Group Inc *	571	44
CSX Corp	3,080	95
Cummins Inc	217	53
Deere & Co	396	170
Delta Air Lines Inc, Cl A *	875	29
Dover Corp	196	27
Eaton Corp PLC	597	94
Emerson Electric Co	837	80
Equifax Inc	185	36
Expeditors International of Washington Inc	226	24
Fastenal Co, Cl A	798	38
FedEx Corp	336	58
Fortive Corp	537	35
Generac Holdings Inc *	86	9
General Dynamics Corp	325	81
General Electric Co	1,636	137
Honeywell International Inc	968	207
Howmet Aerospace Inc	448	18
Huntington Ingalls Industries Inc, Cl A	70	16
IDEX Corp	102	23
Illinois Tool Works Inc	400	88
Ingersoll Rand Inc	553	29
Jacobs Solutions Inc	191	23
JB Hunt Transport Services Inc	139	24
Johnson Controls International plc	972	62
L3Harris Technologies Inc	271	56
Leidos Holdings Inc	216	23
Lockheed Martin Corp	336	163
Masco Corp	326	15
Nordson Corp	71	17
Norfolk Southern Corp	337	83
Northrop Grumman Corp	217	118
Old Dominion Freight Line Inc, Cl A	142	40
Otis Worldwide Corp	649	51
PACCAR Inc	529	52
Parker-Hannifin Corp, Cl A	197	57
Pentair PLC	269	12
Quanta Services Inc	195	28
Raytheon Technologies Corp	2,116	214
Republic Services Inc	316	41
Robert Half International Inc	184	14
Rockwell Automation Inc	177	46
Rollins Inc	285	10
Snap-on Inc	75	17
Southwest Airlines Co, Cl A	813	27
Stanley Black & Decker Inc	245	18
Textron Inc	286	20
Trane Technologies PLC	334	56
TransDigm Group Inc	72	45
Union Pacific Corp	905	187

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Airlines Holdings Inc *	552	$21
United Parcel Service Inc, Cl B	1,086	189
United Rentals Inc	98	35
Verisk Analytics Inc, Cl A	246	43
Waste Management Inc	540	85
Westinghouse Air Brake Technologies Corp	246	25
WW Grainger Inc	65	36
Xylem Inc/NY	243	27

		4,069
Information Technology — 1.7%
Accenture PLC, Cl A	909	243
Adobe Inc *	673	227
Advanced Micro Devices Inc *	2,402	156
Akamai Technologies Inc *	241	20
Amphenol Corp, Cl A	839	64
Analog Devices Inc	744	122
ANSYS Inc *	120	29
Apple Inc	21,842	2,838
Applied Materials Inc	1,257	122
Arista Networks Inc *	342	42
Autodesk Inc, Cl A *	306	57
Automatic Data Processing Inc	618	148
Broadcom Inc	598	334
Broadridge Financial Solutions Inc	173	23
Cadence Design Systems Inc *	388	62
CDW Corp/DE	204	36
Ceridian HCM Holding Inc *	251	16
Cisco Systems Inc	6,042	288
Cognizant Technology Solutions Corp, Cl A	727	42
Corning Inc, Cl B	1,133	36
DXC Technology Co *	313	8
Enphase Energy Inc *	189	50
EPAM Systems Inc *	78	26
F5 Inc, Cl A *	87	13
Fidelity National Information Services Inc, Cl B	864	59
First Solar Inc *	147	22
Fiserv Inc, Cl A *	923	93
FleetCor Technologies Inc *	104	19
Fortinet Inc *	934	46
Gartner Inc *	124	42
Gen Digital Inc	981	21
Global Payments Inc	393	39
Hewlett Packard Enterprise Co	1,939	31
HP Inc	1,313	35
Intel Corp	6,101	161
International Business Machines Corp	1,342	189
Intuit Inc	419	163
Jack Henry & Associates Inc	123	22
Juniper Networks Inc	521	17
Keysight Technologies Inc *	278	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KLA Corp	211	$79
Lam Research Corp	197	83
Mastercard Inc, Cl A	1,238	431
Microchip Technology Inc	779	55
Micron Technology Inc	1,582	79
Microsoft Corp	10,887	2,611
Monolithic Power Systems Inc	63	22
Motorola Solutions Inc	234	60
NetApp Inc	318	19
NVIDIA Corp	3,621	529
NXP Semiconductors NV	369	58
ON Semiconductor Corp *	602	38
Oracle Corp, Cl B	2,272	186
Paychex Inc	450	52
Paycom Software Inc *	65	20
PayPal Holdings Inc *	1,620	115
PTC Inc *	170	20
Qlik *(B)	3,600	—
Qlik, Cl A *(B)	56	57
Qlik, Cl B *(B)	13,812	—
Qorvo Inc *	111	10
QUALCOMM Inc	1,667	183
Roper Technologies Inc	149	64
Salesforce Inc *	1,475	196
Seagate Technology Holdings PLC	265	14
ServiceNow Inc *	302	117
Skyworks Solutions Inc	237	22
SolarEdge Technologies Inc *	86	24
Synopsys Inc *	216	69
TE Connectivity Ltd	452	52
Teledyne Technologies Inc *	68	27
Teradyne Inc	234	20
Texas Instruments Inc	1,313	217
Trimble Inc *	337	17
Tyler Technologies Inc *	69	22
VeriSign Inc *	140	29
Visa Inc, Cl A	2,375	493
Western Digital Corp *	524	16
Zebra Technologies Corp, Cl A *	77	20

		12,135
Materials — 0.2%
Air Products and Chemicals Inc	333	103
Albemarle Corp	177	38
Amcor PLC	2,230	27
Arctic Canadian Diamond Company Ltd *(B)	824	—
Avery Dennison Corp	109	20
Ball Corp	492	25
Celanese Corp, Cl A	144	15
CF Industries Holdings Inc	284	24
Corteva Inc	1,013	60
Dow Inc	1,017	51

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DuPont de Nemours Inc	678	$47
Eastman Chemical Co	133	11
Ecolab Inc	348	51
FMC Corp	209	26
Freeport-McMoRan Inc, Cl B	2,031	77
International Flavors & Fragrances Inc	389	41
International Paper Co	497	17
Linde PLC	716	234
LyondellBasell Industries NV, Cl A	354	29
Martin Marietta Materials Inc, Cl A	85	29
Mosaic Co/The	491	21
Newmont Corp	1,107	52
Nucor Corp	371	49
Packaging Corp of America	138	18
PPG Industries Inc	362	45
Sealed Air Corp	231	11
Sherwin-Williams Co/The, Cl A	338	80
Steel Dynamics Inc	244	24
Vulcan Materials Co	182	32
Westrock Co	376	13

		1,270
Real Estate — 0.2%
Alexandria Real Estate Equities Inc ‡	214	31
American Tower Corp, Cl A ‡	693	147
AvalonBay Communities Inc ‡	214	35
Boston Properties Inc ‡	203	14
Camden Property Trust ‡	162	18
CBRE Group Inc, Cl A *	464	36
Crown Castle Inc ‡	649	88
Digital Realty Trust Inc, Cl A ‡	436	44
Equinix Inc ‡	137	90
Equity Residential ‡	521	31
Essex Property Trust Inc ‡	95	20
Extra Space Storage Inc ‡	203	30
Federal Realty Investment Trust ‡	92	9
Healthpeak Properties Inc ‡	771	19
Host Hotels & Resorts Inc ‡	1,182	19
Invitation Homes Inc ‡	837	25
Iron Mountain Inc ‡	445	22
Kimco Realty Corp ‡	900	19
Mid-America Apartment Communities Inc ‡	157	25
Prologis Inc ‡	1,373	155
Public Storage ‡	228	64
Realty Income Corp ‡	935	59
Regency Centers Corp ‡	251	16
SBA Communications Corp, Cl A ‡	151	42
Simon Property Group Inc ‡	507	60
UDR Inc ‡	495	19
Ventas Inc ‡	545	24
VICI Properties Inc ‡	1,340	43
Vornado Realty Trust ‡	297	6

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Welltower Inc ‡	670	$44
Weyerhaeuser Co ‡	1,135	35

		1,289
Utilities — 0.2%
AES Corp/The	1,094	31
Alliant Energy Corp	413	23
Ameren Corp	355	32
American Electric Power Co Inc	723	69
American Water Works Co Inc	276	42
Atmos Energy Corp	222	25
CenterPoint Energy Inc	856	26
CMS Energy Corp	431	27
Consolidated Edison Inc	540	52
Constellation Energy Corp	447	39
Dominion Energy Inc	1,202	74
DTE Energy Co	267	31
Duke Energy Corp	1,150	118
Edison International	526	33
Entergy Corp	279	31
Evergy Inc	379	24
Eversource Energy	523	44
Exelon Corp	1,500	65
FirstEnergy Corp	782	33
NextEra Energy Inc	2,913	244
NiSource Inc	636	17
NRG Energy Inc	400	13
PG&E Corp *	2,322	38
Pinnacle West Capital Corp	199	15
PPL Corp	1,005	29
Public Service Enterprise Group Inc	773	47
Sempra Energy	443	68
Southern Co/The	1,588	113
WEC Energy Group Inc	480	45
Xcel Energy Inc	827	58

		1,506
Total Common Stock
(Cost $23,806) ($ Thousands)		48,396

	Face Amount (Thousands)
ASSET-BACKED SECURITIES — 4.6%
Other Asset-Backed Securities — 4.6%

Aimco CLO 12, Ser 2022-12A, Cl DR
6.764%, TSFR3M + 2.900%, 01/17/2032(A)(C)	$360	332
Apidos CLO XXII, Ser 2020-22A, Cl DR
10.993%, ICE LIBOR USD 3 Month + 6.750%, 04/20/2031(A)(C)	1,380	1,213

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl CRRR
7.843%, ICE LIBOR USD 3 Month + 3.600%, 01/20/2032(A)(C)	$340	$314
BlueMountain CLO XXIX, Ser 2021-29A, Cl ER
11.218%, ICE LIBOR USD 3 Month + 6.860%, 07/25/2034(A)(C)	890	784
Bristol Park CLO, Ser 2020-1A, Cl ER
11.079%, ICE LIBOR USD 3 Month + 7.000%, 04/15/2029(A)(C)	500	432
Canyon Capital CLO, Ser 2021-1A, Cl E
10.489%, ICE LIBOR USD 3 Month + 6.410%, 04/15/2034(A)(C)	280	236
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A1
5.656%, ICE LIBOR USD 3 Month + 1.050%, 05/15/2031(A)(C)	1,045	1,027
Carlyle US CLO, Ser 2021-2A, Cl DR
10.579%, ICE LIBOR USD 3 Month + 6.500%, 07/15/2032(A)(C)	1,600	1,405
Cathedral Lake VI, Ser 2021-6A, Cl E
11.568%, ICE LIBOR USD 3 Month + 7.210%, 04/25/2034(A)(C)	300	258
Cathedral Lake VII, Ser 2021-7RA, Cl D
8.359%, ICE LIBOR USD 3 Month + 4.280%, 01/15/2032(A)(C)	700	652
Catskill Park CLO, Ser 2017-1A, Cl D
10.243%, ICE LIBOR USD 3 Month + 6.000%, 04/20/2029(A)(C)	900	764
CIFC Funding, Ser 2017-3A, Cl C
7.893%, ICE LIBOR USD 3 Month + 3.650%, 07/20/2030(A)(C)	690	649
Copper River CLO, Ser 2006-1A
0.000%, 01/20/2021(A)(H)	3,000	177
Countrywide Asset-Backed Certificates, Ser 2006-12, Cl 1A
4.649%, ICE LIBOR USD 1 Month + 0.260%, 12/25/2036(C)	1,034	943
CQS US CLO, Ser 2021-1A, Cl D1
7.793%, ICE LIBOR USD 3 Month + 3.550%, 01/20/2035(A)(C)	1,850	1,695
Dryden LXXV CLO, Ser 2021-75A, Cl ER2
10.679%, ICE LIBOR USD 3 Month + 6.600%, 04/15/2034(A)(C)	770	655
Dryden XLIII Senior Loan Fund, Ser 2021-43A, Cl ER3
10.643%, ICE LIBOR USD 3 Month + 6.400%, 04/20/2034(A)(C)	330	286
Eaton Vance CLO, Ser 2021-2A, Cl ER
10.579%, ICE LIBOR USD 3 Month + 6.500%, 01/15/2035(A)(C)	500	433

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Educational Funding, Ser 2006-1A, Cl A3
4.708%, ICE LIBOR USD 3 Month + 0.350%, 04/25/2033(A)(C)	$653	$478
Fortress Credit BSL XII, Ser 2021-4A, Cl E
11.209%, ICE LIBOR USD 3 Month + 7.130%, 10/15/2034(A)(C)	250	218
Golub Capital Partners CLO LIII, Ser 2021-53A, Cl E
10.943%, ICE LIBOR USD 3 Month + 6.700%, 07/20/2034(A)(C)	410	359
GoodLeap Sustainable Home Solutions Trust, Ser 2021-4GS, Cl A
1.930%, 07/20/2048(A)	142	108
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049(A)	91	67
Halsey Point CLO I, Ser 2019-1A, Cl F
12.443%, ICE LIBOR USD 3 Month + 8.200%, 01/20/2033(A)(C)	290	238
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051(A)	158	126
HGI CRE CLO, Ser 2021-FL1, Cl C
6.026%, ICE LIBOR USD 1 Month + 1.700%, 06/16/2036(A)(C)	330	309
Jay Park CLO, Ser 2018-1A, Cl DR
9.443%, ICE LIBOR USD 3 Month + 5.200%, 10/20/2027(A)(C)	590	535
Marathon CLO II, Ser 2005-2A
0.000%, 12/20/2019(A)(B)(H)	750	–
Marathon CLO, Ser 2019-2A, Cl BA
7.543%, ICE LIBOR USD 3 Month + 3.300%, 01/20/2033(A)(C)	330	307
Neuberger Berman Loan Advisers CLO 33, Ser 2021-33A, Cl DR
6.979%, ICE LIBOR USD 3 Month + 2.900%, 10/16/2033(A)(C)	500	462
Neuberger Berman Loan Advisers CLO 44, Ser 2021-44A, Cl E
10.079%, ICE LIBOR USD 3 Month + 6.000%, 10/16/2034(A)(C)	490	431
Neuberger Berman Loan Advisers CLO 49, Ser 2022-49A, Cl D
7.460%, TSFR3M + 3.400%, 07/25/2034(A)(C)	2,975	2,767
Oaktree CLO, Ser 2019-1A, Cl D
8.125%, ICE LIBOR USD 3 Month + 3.800%, 04/22/2030(A)(C)	250	214
Ocean Trails CLO X, Ser 2021-10A, Cl ER
11.649%, ICE LIBOR USD 3 Month + 7.570%, 10/15/2034(A)(C)	590	505

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2022-24A, Cl D
5.461%, TSFR3M + 3.800%, 07/20/2035(A)(C)	$3,200	$3,007
OZLM XI, Ser 2017-11A, Cl BR
6.715%, ICE LIBOR USD 3 Month + 2.300%, 10/30/2030(A)(C)	600	578
Palmer Square Loan Funding, Ser 2022-3A, Cl C
9.405%, TSFR3M + 5.400%, 04/15/2031(A)(C)	670	639
Parallel, Ser 2020-1A, Cl CR
6.243%, ICE LIBOR USD 3 Month + 2.000%, 07/20/2029(A)(C)	750	714
Peace Park CLO, Ser 2021-1A, Cl E
10.243%, ICE LIBOR USD 3 Month + 6.000%, 10/20/2034(A)(C)	400	351
RR, Ser 2021-18A, Cl D
10.329%, ICE LIBOR USD 3 Month + 6.250%, 10/15/2034(A)(C)	750	670
Sculptor CLO XXVI, Ser 2021-26A, Cl E
11.493%, ICE LIBOR USD 3 Month + 7.250%, 07/20/2034(A)(C)	450	394
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	690	620
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
4.959%, ICE LIBOR USD 1 Month + 0.570%, 10/25/2036(A)(C)	1,066	1,037
Sunnova Helios II, Ser 2019-AA, Cl C
5.320%, 06/20/2046(A)	437	376
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	394	346
Symphony CLO 37, Ser 2022-37A, Cl A1A
6.546%, TSFR3M + 2.300%, 10/20/2034(A)(C)	660	663
Symphony CLO XIX, Ser 2018-19A, Cl E
9.279%, ICE LIBOR USD 3 Month + 5.200%, 04/16/2031(A)(C)	250	204
TCI-Symphony CLO, Ser 2021-1A, Cl ER2
10.691%, ICE LIBOR USD 3 Month + 6.750%, 10/13/2032(A)(C)	730	638
Tikehau US CLO I, Ser 2021-1A, Cl E
11.104%, ICE LIBOR USD 3 Month + 6.910%, 01/18/2035(A)(C)	1,200	1,021
TSTAT, Ser 2022-2A, Cl C
9.313%, TSFR3M + 4.800%, 01/20/2031(A)(C)	480	480
Voya CLO, Ser 2018-3A, Cl A1A
5.229%, ICE LIBOR USD 3 Month + 1.150%, 10/15/2031(A)(C)	250	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2021-3A, Cl DR
11.193%, ICE LIBOR USD 3 Month + 6.950%, 04/20/2034(A)(C)	$260	$232
Whitehorse XII, Ser 2018-12A, Cl D
7.729%, ICE LIBOR USD 3 Month + 3.650%, 10/15/2031(A)(C)	250	231
Z Capital Credit Partners CLO, Ser 2021-1A, Cl D
8.279%, ICE LIBOR USD 3 Month + 4.200%, 07/15/2033(A)(C)	450	410

Total Asset-Backed Securities
(Cost $39,031) ($ Thousands)		32,237

	Shares
PREFERRED STOCK — 0.4%

Energy — 0.4%
MPLX, 8.462% *(B)(D)	70,655	2,544

Financials — 0.0%
B Riley Financial, 5.500%	15,750	321

Total Preferred Stock
(Cost $2,690) ($ Thousands)		2,865

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.4%
Alarm.com Holdings
0.000%, 01/15/2026(I)(H)	$57	46
Apollo Commercial Real Estate Finance
5.375% , 10/15/2023	400	389
Cinemark Holdings
4.500% , 08/15/2025	775	740
DISH Network
3.375% , 08/15/2026	860	539
DraftKings Holdings
0.000%, 03/15/2028(I)(H)	840	520
Gannett
6.000% , 12/01/2027	240	179
Liberty Latin America
2.000% , 07/15/2024	140	124
Liberty TripAdvisor Holdings
0.500% , 06/30/2051(A)	70	50
Spirit Airlines
1.000% , 05/15/2026	40	32

Total Convertible Bonds
(Cost $3,081) ($ Thousands)		2,619

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	$209	$220

Total Municipal Bond

(Cost $230) ($ Thousands)		220

	Number of Warrants
WARRANTS — 0.0%
Noble, Expires 02/07/2028
Strike Price $19.27 *	2,787	62
Noble, Expires 02/07/2028
Strike Price $23.13 *	2,787	56

Total Warrants
(Cost $13) ($ Thousands)		118

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)

	Number of Rights
RIGHTS — 0.0%
Intelsat Jackson Holdings *‡‡(B)	4,712	$–
Total Rights
(Cost $—) ($ Thousands)		–

PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $550) ($ Thousands)		591

Total Investments in Securities — 92.0%
(Cost $724,252) ($ Thousands)		$647,377

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $2,839) ($ Thousands)		$(906)

A list of the open exchange traded options contracts held by the Fund at December 31, 2022 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
USD Put	4,100,000	$80,541	$19.64	3/18/2023	$67
USD Put	2,800,000	6,720	2.40	7/22/2023	15
USD Put	2,630,000	7,101	2.70	5/21/2033	13

		94,362			95

Call Options
December 2023, IMM Eurodollar Future Option	6	$1,485	99.00	12/16/2023	$–
USD Call	2,820,000	7,896	2.80	8/19/2023	194
USD Call	2,820,000	8,347	2.96	9/16/2023	169
USD Put	2,600,000	7,800	3.00	5/20/2023	133

		25,528			496

Total Purchased Options		$119,890			$591
WRITTEN OPTIONS — (0.1)%
Put Options
USD Put	(2,630,000)	$(5,293)	2.01	05/21/33	$(3)
USD Put	(2,800,000)	(4,900)	1.75	07/22/23	(5)
USD Put	(2,630,000)	(6,197)	2.36	05/21/33	(6)
USD Put	(2,800,000)	(5,810)	2.08	07/22/23	(9)
USD Put	(1,700,000)	(1,185)	0.70	02/18/23	(11)

		$(23,385)			(34)

Call Options
S&P 500 IndexS&P 500 E-mini Option	(95)	$(38,142)	4,015.00	01/21/23	$(142)
S&P 500 IndexS&P 500 E-mini Option	(94)	(37,271)	3,965.00	01/21/23	(247)
USD Call	(2,820,000)	(10,857)	3.85	09/16/23	(65)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
USD Call	(2,820,000)	(10,321)	$3.66	08/19/23	(78)
USD Call	(2,820,000)	(9,602)	3.41	09/16/23	(107)
USD Call	(2,820,000)	(9,109)	3.23	08/19/23	(127)
USD Put	(2,600,000)	(10,117)	3.89	05/20/23	(34)
USD Put	(2,600,000)	(8,958)	3.45	05/20/23	(72)

		$(134,377)			(872)

Total Written Options		$(157,762)			$(906)

A list of the open futures contracts held by the Fund at December 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	411	Dec-2023	$99,969	$97,828	$(2,140)
Australian 10-Year Bond	24	Mar-2023	1,979	1,883	(107)
Euro-Bobl	5	Mar-2023	628	618	(23)
Long Gilt 10-Year Bond	26	Mar-2023	3,307	3,124	(174)
S&P 500 Index E-MINI	124	Mar-2023	24,743	23,938	(805)
3 Month SOFR	4	Sep-2023	965	950	(14)
3 Month SOFR	57	Mar-2025	13,769	13,774	5
U.S. 2-Year Treasury Note	130	Mar-2023	26,630	26,660	30
U.S. 2-Year Treasury Note	412	Mar-2023	84,509	84,492	(17)
U.S. 5-Year Treasury Note	134	Mar-2023	14,488	14,463	(25)
U.S. 10-Year Treasury Note	371	Mar-2023	41,797	41,662	(135)
U.S. Long Treasury Bond	122	Mar-2023	15,461	15,292	(169)
U.S. Ultra Long Treasury Bond	251	Mar-2023	34,002	33,713	(290)
Ultra 10-Year U.S. Treasury Note	84	Mar-2023	10,005	9,936	(69)
			372,252	368,333	(3,933)
Short Contracts
U.S. 5-Year Treasury Note	(183)	Mar-2023	$(19,799)	$(19,751)	$47
			$352,453	$348,582	$(3,886)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	02/23/23	GBP	1,309	USD	1,614	$37
Credit Suisse First Boston	03/06/23	USD	409	MXN	8,185	6
Goldman Sachs	01/18/23	USD	1,403	AUD	2,230	111
Goldman Sachs	01/18/23	GBP	9,879	USD	11,487	(401)
Goldman Sachs	01/18/23	MXN	28,990	USD	1,418	(65)
Goldman Sachs	01/18/23	JPY	196,550	USD	1,505	11
Goldman Sachs	01/18/23	JPY	160,640	USD	1,104	(116)
JPMorgan Chase Bank	01/06/23	EUR	17,122	USD	16,997	(1,284)
JPMorgan Chase Bank	01/18/23	USD	9	NZD	16	1
JPMorgan Chase Bank	01/18/23	USD	725	BRL	3,930	17
JPMorgan Chase Bank	01/18/23	BRL	937	USD	175	(1)
JPMorgan Chase Bank	01/18/23	CNY	2,870	USD	405	(10)
JPMorgan Chase Bank	01/18/23	NOK	3,340	USD	342	2
JPMorgan Chase Bank	01/18/23	USD	4,172	JPY	597,387	367
JPMorgan Chase Bank	01/18/23	CNH	9,180	USD	1,315	(14)
JPMorgan Chase Bank	01/18/23	MXN	22,487	USD	1,102	(47)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/18/23	JPY	26,780	USD	184	$(20)
JPMorgan Chase Bank	01/18/23	IDR	93,637,960	USD	6,134	89
JPMorgan Chase Bank	02/21/23	USD	626	AUD	923	1
JPMorgan Chase Bank	02/21/23	AUD	1,360	USD	924	—
Morgan Stanley	01/18/23	AUD	19	USD	12	(1)
Morgan Stanley	01/18/23	USD	1,560	JPY	208,410	24
Morgan Stanley	01/18/23	CAD	1,861	USD	1,355	(19)
Morgan Stanley	01/18/23	USD	2,623	AUD	4,061	132
Morgan Stanley	01/18/23	USD	3,105	GBP	2,786	248
Morgan Stanley	01/18/23	EUR	3,621	USD	3,638	(231)
Morgan Stanley	01/18/23	USD	3,964	MXN	80,031	128
Morgan Stanley	01/18/23	USD	4,044	NOK	43,267	353
Morgan Stanley	01/18/23	USD	5,072	CAD	6,926	41
Morgan Stanley	03/08/23	MXN	32,335	USD	1,609	(30)
						$(671)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2022 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.IG.3912/27@500	5.00%	Quarterly	12/20/2027	$3,753	$(22)	$146	$(168)
CDS-DAIGR@100BP5.1Y	1.00%	Quarterly	12/20/2024	1,290	(13)	(11)	(2)
CDS-DIS@100BP5.1Y	1.00%	Quarterly	09/15/2024	940	(12)	(12)	–
CDS-GM@500BP4.9Y	5.00%	Quarterly	06/20/2026	1,450	(141)	(196)	55
					$(188)	$(73)	$(115)

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-F@500BPS 4.9Y	5.00%	Quarterly	06/20/2026	$1,450	$74	$146	$(72)
CDS-NFLX@500BP5.1Y	5.00%	Quarterly	12/20/2027	940	147	144	3
CDS-VW@100BP5.1Y	1.00%	Quarterly	12/20/2024	1,290	2	6	(4)
ICE CD BA 1.00 20JUN24 P	1.00%	Quarterly	06/20/2024	525	–	4	(4)
ICE CD CDXIG533 1.00 20DE	1.00%	Quarterly	12/20/2024	2,375	17	24	(7)
ICE CD CDXIG534 1.00 20JU	1.00%	Quarterly	06/20/2025	26,200	168	195	(27)
ICE CD CHILE 1.00 20DEC27	1.00%	Quarterly	12/20/2027	210	–	(3)	3
ICE CD CXPHY530 5.00 20JU	5.00%	Quarterly	06/20/2023	15,916	205	113	92
ICE CD CXPHY534 5.00 20JU	5.00%	Quarterly	06/25/2025	6,092	139	(117)	256
ICE CD GE 1.00 20JUN26 P	1.00%	Quarterly	06/20/2026	1,175	7	13	(6)
ICE CD PERU 1.00 20DEC27	1.00%	Quarterly	12/20/2027	560	(5)	(3)	(2)
ICE CD PERU 1.00 20JUN27	1.00%	Quarterly	06/20/2027	420	(2)	5	(7)
ICE CD PHILIP 1.00 20DEC2	1.00%	Quarterly	12/20/2027	390	–	(5)	5
ICE CD US91087BAC46 1.00	1.00%	Quarterly	12/20/2027	1,160	(9)	(30)	21
					$743	$492	$251

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
5.80%	BZDIOVRA	Monthly	01/02/2023	BRL	11,150	$–	$(1)	$–
BZDIOVRA	10.565%	Monthly	01/02/2023	BRL	4,810	–	–	–
BZDIOVRA	12.40%	Monthly	01/02/2023	BRL	4,280	(1)	–	(1)
BZDIOVRA	12.30%	Monthly	01/02/2024	BRL	1,690	(4)	1	(4)
11.814%	BZDIOVRA	Monthly	01/02/2024	BRL	12,765	(33)	5	(38)
12.795%	BZDIOVRA	Monthly	01/02/2024	BRL	7,200	8	–	8
BZDIOVRA	11.488%	Monthly	01/02/2025	BRL	4,360	(18)	–	(17)
13.3%	BZDIOVRA	Monthly	01/02/2025	BRL	4,360	(9)	–	(9)
10.95%	BZDIOVRA	Monthly	01/02/2025	BRL	4,140	26	(1)	27
11.23%	BZDIOVRA	Monthly	01/04/2027	BRL	3,820	29	28	1
3.00%	SONIO	Monthly	01/02/2024	BRL	13,190	11	–	11
9.25%	MXIBTIIE	Monthly	03/12/2025	MXN	41,225	12	(4)	16
28-DAY MXN - TIIE	7.2%	Monthly	07/17/2024	MXN	365,383	(847)	–	(847)
2.65%	USD-SOFR-OIS	Annually	08/15/2047	USD	3,625	395	41	354
2.51% FIXED	USD-SOFR-OIS	Annually	02/15/2048	USD	1,290	170	23	147
3.85% FIXED	SD-SOFR-OIS	Annually	06/30/2029	USD	4,348	(60)	5	(65)
3.05%	SD-SOFR-OIS	Annually	02/15/2048	USD	1,668	68	51	17
CNRR007	2.50%	Quarterly	03/15/2028	CNY	9,390	(17)	(26)	9
3.00%	EUR006M	Annually	03/15/2026	EUR	3,200	33	(27)	60
3.00%	EUR006M	Annually	03/15/2028	EUR	1,270	17	(25)	42
3.00%	EUR006M	Annually	03/15/2030	EUR	3,390	50	(99)	149
3.00%	EUR006M	Annually	03/15/2033	EUR	2,610	51	(96)	147
2.75%	EUR006M	Annually	03/15/2043	EUR	350	10	(21)	31
2.25%	EUR006M	Annually	03/15/2053	EUR	270	16	(17)	33
3.00%	SONIO	Annually	03/15/2033	GBP	460	31	10	21
CNRR007	2.50%	Quarterly	03/15/2025	KRW	703,200	(8)	(6)	(2)
CNRR007	2.50%	Quarterly	03/15/2028	KRW	2,383,810	80	91	(11)
CNRR007	2.50%	Quarterly	03/15/2033	KRW	619,830	(31)	(34)	3
MXIBTIIE	8.25%	Monthly	03/02/2033	MXN	13,535	(19)	(2)	(17)
WIBR6M	5.50%	Semi-Annually	03/15/2033	PLN	5,350	(53)	(6)	(47)
3.75%	SOFRRATE	Annually	03/15/2033	USD	2,570	(46)	(103)	56
SOFRRATE	3.35%	Annually	10/26/2027	USD	19,420	47	(68)	115
3.24%	SOFRRATE	Annually	10/26/2035	USD	4,520	32	115	(83)
8.25%	JIBA3M	Quarterly	03/15/2025	ZAR	28,275	(12)	(9)	(3)
JIBA3M	9.50%	Quarterly	03/15/2033	ZAR	7,580	7	2	5
						$(65)	$(173)	$108

Percentages are based on Net Assets of $703,799 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $300,987 ($ Thousands), representing 42.8% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Security is in default on interest payment.
(F)	Unsettled bank loan. Interest rate may not be available.

(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(H)	Zero coupon security.
(I)	The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Income Fund (Concluded)

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 57.8%
U.S. Treasury Bills
3.926%, 02/07/2023 ^(A)	$7,000	$6,974
3.911%, 01/24/2023 ^(A)	12,000	11,973
3.907%, 01/19/2023 ^(A)	12,000	11,980
3.862%, 02/02/2023 ^(A)	8,000	7,975
3.792%, 01/26/2023 ^(A)	9,500	9,476
3.713%, 01/10/2023 ^(A)	2,500	2,498
3.699%, 01/12/2023 ^(A)	12,000	11,990
3.298%, 08/10/2023 ^(A)	400	389
3.121%, 06/15/2023 ^(A)	500	490
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2027	115,349	108,708
0.125%, 07/15/2024	185,929	179,930
0.125%, 07/15/2026	80,375	75,735
U.S. Treasury Notes
4.600%, US Treasury 3 Month Bill Money Market Yield + 0.140%, 10/31/2024 ^(B)	1,700	1,698
4.497%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/2024 ^(B)	1,800	1,798
4.495%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/2023 ^(B)	6,000	6,005
4.494%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/2023 ^(B)	1,900	1,901
4.489%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023 ^(B)	19,400	19,416
4.445%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 ^(B)	10,600	10,600
4.385%, US Treasury 3 Month Bill Money Market Yield + -0.075%, 04/30/2024 ^(B)	5,000	4,990
0.125%, 04/30/2023 ^	400	395

Total U.S. Treasury Obligations
(Cost $478,303) ($ Thousands)		474,921

	Shares
COMMON STOCK — 32.0%

Communication Services — 2.5%
Activision Blizzard Inc	7,494	574
Alphabet Inc, Cl A *	33,778	2,980
Alphabet Inc, Cl C *	30,323	2,691
AMC Entertainment Holdings Inc, Cl A	4,023	16
AT&T Inc	139,184	2,562
Cogent Communications Holdings Inc	692	40
Electronic Arts Inc	2,575	315

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Frontier Communications Parent Inc *	4,601	$117
Iridium Communications Inc	2,456	126
Liberty Media Corp-Liberty Formula One, Cl C *	3,034	181
Live Nation Entertainment Inc *	1,363	95
Lumen Technologies Inc	21,486	112
Madison Square Garden Sports Corp	400	73
Match Group Inc *	2,113	88
Meta Platforms Inc, Cl A *	12,689	1,527
Netflix Inc *	4,507	1,329
Pinterest Inc, Cl A *	4,092	99
ROBLOX Corp, Cl A *	4,174	119
Roku Inc, Cl A *	1,123	46
Shenandoah Telecommunications Co	3,574	57
Spotify Technology SA *	1,473	116
Take-Two Interactive Software Inc, Cl A *	1,745	182
Telephone and Data Systems Inc	4,900	51
T-Mobile US Inc *	11,487	1,608
Verizon Communications Inc	81,875	3,226
Walt Disney Co/The *	18,999	1,651
Warner Bros Discovery Inc *	22,900	217
World Wrestling Entertainment Inc, Cl A	700	48
ZoomInfo Technologies Inc, Cl A *	1,100	33

		20,279
Consumer Staples — 8.1%
Albertsons Cos Inc, Cl A	4,285	89
Altria Group Inc	48,862	2,233
Archer-Daniels-Midland Co	15,401	1,430
B&G Foods Inc, Cl A	3,300	37
Beauty Health Co/The *	2,868	26
BellRing Brands Inc *	4,762	122
BJ's Wholesale Club Holdings Inc *	3,776	250
Boston Beer Co Inc/The, Cl A *	243	80
Brown-Forman Corp, Cl A	1,099	72
Brown-Forman Corp, Cl B	5,275	346
Bunge Ltd	3,815	381
Cal-Maine Foods Inc	1,129	61
Campbell Soup Co	5,679	322
Casey's General Stores Inc	970	218
Celsius Holdings Inc *	1,363	142
Central Garden & Pet Co, Cl A *	2,184	78
Chefs' Warehouse Inc/The *	1,682	56
Church & Dwight Co Inc	6,899	556
Clorox Co/The	3,611	507
Coca-Cola Co/The	103,838	6,605
Coca-Cola Consolidated Inc	157	80
Colgate-Palmolive Co	21,989	1,733
Conagra Brands Inc	13,166	510
Constellation Brands Inc, Cl A	4,166	965
Costco Wholesale Corp	11,778	5,377
Coty Inc, Cl A *	10,194	87

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Darling Ingredients Inc *	4,551	$285
Edgewell Personal Care Co	1,789	69
elf Beauty Inc *	1,576	87
Energizer Holdings Inc	1,357	45
Estee Lauder Cos Inc/The, Cl A	5,655	1,403
Flowers Foods Inc	4,878	140
Fresh Del Monte Produce Inc	2,200	58
Freshpet Inc *	1,169	62
General Mills Inc	16,119	1,352
Grocery Outlet Holding Corp *	1,963	57
Hain Celestial Group Inc/The *	2,012	33
Herbalife Nutrition Ltd *	2,363	35
Hershey Co/The	4,053	939
Hormel Foods Corp	7,971	363
Hostess Brands Inc, Cl A *	3,673	82
Ingles Markets Inc, Cl A	600	58
Ingredion Inc	2,033	199
Inter Parfums Inc	400	39
J & J Snack Foods Corp	319	48
J M Smucker Co/The	2,613	414
Kellogg Co	7,206	513
Keurig Dr Pepper Inc	23,458	836
Kimberly-Clark Corp	9,271	1,259
Kraft Heinz Co/The	19,198	782
Kroger Co/The	17,182	766
Lamb Weston Holdings Inc	3,880	347
Lancaster Colony Corp	536	106
McCormick & Co Inc/MD	6,540	542
Medifast Inc	269	31
MGP Ingredients Inc	300	32
Molson Coors Beverage Co, Cl B	5,332	275
Mondelez International Inc, Cl A	36,444	2,429
Monster Beverage Corp *	9,758	991
National Beverage Corp, Cl A *	1,176	55
Nu Skin Enterprises Inc, Cl A	1,131	48
Olaplex Holdings Inc *	3,561	19
PepsiCo Inc	36,761	6,641
Performance Food Group Co *	4,283	250
Philip Morris International Inc	41,189	4,169
Pilgrim's Pride Corp *	1,264	30
Post Holdings Inc *	1,826	165
PriceSmart Inc	993	60
Primo Water Corp	4,080	63
Procter & Gamble Co/The	63,149	9,571
Reynolds Consumer Products Inc	2,000	60
Seaboard Corp	16	60
Simply Good Foods Co/The *	2,140	81
SpartanNash Co	1,682	51
Spectrum Brands Holdings Inc	733	45
Sprouts Farmers Market Inc *	2,950	95
Sysco Corp, Cl A	13,518	1,033
TreeHouse Foods Inc *	1,208	60

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tyson Foods Inc, Cl A	7,894	$491
United Natural Foods Inc *	1,559	60
Universal Corp/VA	1,100	58
US Foods Holding Corp *	5,478	186
Utz Brands Inc	4,070	65
Vector Group Ltd	2,346	28
Walgreens Boots Alliance Inc	20,682	773
Walmart Inc	38,913	5,517
WD-40 Co	287	46
Weis Markets Inc	585	48

		66,868
Energy — 8.0%
Antero Midstream Corp	15,199	164
Antero Resources Corp *	9,257	287
APA Corp	10,006	467
Arch Resources Inc	583	83
Archrock Inc	6,500	58
Baker Hughes Co, Cl A	31,331	925
Berry Corp	800	6
Bristow Group Inc *	1,582	43
Cactus Inc, Cl A	2,239	113
California Resources Corp	1,626	71
Callon Petroleum *	1,753	65
ChampionX Corp	6,926	201
Cheniere Energy Inc	8,024	1,203
Chesapeake Energy Corp	4,070	384
Chevron Corp	63,582	11,412
Chord Energy Corp	1,081	148
Civitas Resources Inc	2,541	147
Clean Energy Fuels Corp *	7,123	37
CNX Resources Corp *	7,364	124
Comstock Resources Inc	3,165	43
ConocoPhillips	42,272	4,988
CONSOL Energy Inc	1,068	69
Coterra Energy Inc	24,907	612
CVR Energy Inc	1,753	55
Delek US Holdings Inc	1,466	40
Denbury *	1,893	165
Devon Energy Corp	21,523	1,324
DHT Holdings Inc	6,850	61
Diamond Offshore Drilling *	4,500	47
Diamondback Energy Inc, Cl A	5,596	765
Dril-Quip Inc *	2,441	66
DT Midstream Inc	3,809	211
Earthstone Energy Inc, Cl A *	3,500	50
Energy Fuels Inc/Canada *	7,420	46
Enviva Inc	1,763	93
EOG Resources Inc	19,275	2,497
EQT Corp	12,497	423
Equitrans Midstream Corp	13,094	88
Expro Group Holdings NV *	3,200	58

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exxon Mobil Corp	135,520	$14,948
Green Plains Inc *	1,865	57
Gulfport Energy Corp *	687	51
Halliburton Co	28,984	1,141
Helmerich & Payne Inc	3,828	190
Hess Corp	9,277	1,316
HF Sinclair Corp	5,174	268
International Seaways Inc	1,835	68
Kinder Morgan Inc	66,455	1,202
Laredo Petroleum *	594	31
Liberty Energy Inc, Cl A	4,744	76
Magnolia Oil & Gas Corp, Cl A	5,438	128
Marathon Oil Corp	21,655	586
Marathon Petroleum Corp	16,178	1,883
Matador Resources Co	3,275	187
Murphy Oil Corp	4,677	201
Nabors Industries Ltd *	289	45
New Fortress Energy Inc, Cl A	1,656	70
NexTier Oilfield Solutions Inc *	4,550	42
Noble Corp PLC *	2,780	105
Nordic American Tankers Ltd	4,260	13
Northern Oil and Gas Inc	2,338	72
NOV Inc	12,976	271
Occidental Petroleum Corp	26,201	1,650
Oceaneering International Inc, Cl A *	3,800	66
ONEOK Inc	14,898	979
Ovintiv Inc	8,643	438
Par Pacific Holdings Inc *	1,229	29
Patterson-UTI Energy Inc	7,266	122
PBF Energy Inc, Cl A	3,208	131
PDC Energy Inc, Cl A	3,121	198
Peabody Energy Corp *	4,092	108
Permian Resources Corp, Cl A	4,600	43
Phillips 66	16,213	1,687
Pioneer Natural Resources Co	7,769	1,774
Range Resources Corp	8,386	210
Ranger Oil Corp, Cl A	300	12
SandRidge Energy Inc *	2,700	46
Schlumberger Ltd, Cl A	45,426	2,428
Sitio Royalties Corp, Cl A	1,860	54
SM Energy Co	3,486	121
Southwestern Energy Co *	33,103	194
Talos Energy Inc *	1,225	23
Targa Resources Corp	7,531	554
Teekay Tankers Ltd, Cl A *	300	9
Tellurian *	16,976	29
Texas Pacific Land Corp	188	441
Tidewater Inc *	2,554	94
Uranium Energy *	15,995	62
US Silica Holdings Inc *	4,317	54
Valaris *	2,039	138
Valero Energy Corp	12,855	1,631

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weatherford International PLC *	2,110	$107
Williams Cos Inc/The	40,544	1,334
World Fuel Services Corp	3,478	95

		65,451
Health Care — 6.5%
1Life Healthcare *	3,200	53
Abbott Laboratories	16,130	1,771
AbbVie Inc	17,086	2,761
Acadia Healthcare Co Inc, Cl A *	1,137	94
ACADIA Pharmaceuticals Inc *	3,165	50
Agilent Technologies Inc	2,761	413
agilon health Inc *	2,800	45
Agios Pharmaceuticals Inc *	880	25
Align Technology Inc *	722	152
Alkermes PLC *	2,551	67
Alnylam Pharmaceuticals Inc *	1,137	270
Amedisys Inc *	600	50
AmerisourceBergen Corp, Cl A	1,432	237
Amgen Inc, Cl A	5,090	1,337
Amicus Therapeutics Inc *	1,300	16
AMN Healthcare Services Inc *	585	60
Apellis Pharmaceuticals Inc *	1,177	61
Arrowhead Pharmaceuticals Inc *	916	37
Arvinas Inc *	1,000	34
Avantor Inc *	4,957	105
Axonics Inc *	1,000	63
Azenta Inc *	1,390	81
Baxter International Inc	4,829	246
Becton Dickinson and Co	2,610	664
BioCryst Pharmaceuticals Inc *	4,400	51
Biogen Inc *	1,279	354
Biohaven Ltd *	1	—
BioMarin Pharmaceutical Inc *	1,788	185
Bio-Rad Laboratories Inc, Cl A *	189	79
Bio-Techne Corp	1,280	106
Blueprint Medicines Corp *	540	24
Boston Scientific Corp *	13,180	610
Bristol-Myers Squibb Co	19,451	1,400
Bruker Corp	995	68
Cardinal Health Inc	3,111	239
Catalent Inc *	1,602	72
Centene Corp *	5,203	427
Cerevel Therapeutics Holdings *	2,300	73
Charles River Laboratories International Inc *	441	96
Chemed Corp	203	104
Cigna Corp	2,687	890
CONMED Corp	396	35
Cooper Cos Inc/The, Cl A	368	122
Corcept Therapeutics Inc *	2,600	53
CorVel Corp *	221	32

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CVS Health Corp	11,921	$1,111
Cytokinetics Inc *	1,177	54
Danaher Corp, Cl A	5,822	1,545
DaVita Inc *	651	49
Denali Therapeutics Inc *	1,187	33
DENTSPLY SIRONA Inc	1,672	53
Dexcom Inc *	3,490	395
Doximity Inc, Cl A *	1,668	56
Edwards Lifesciences Corp, Cl A *	6,938	518
Elanco Animal Health Inc *	3,925	48
Elevance Health Inc	2,198	1,128
Eli Lilly & Co	7,925	2,899
Enanta Pharmaceuticals Inc *	500	23
Encompass Health Corp	968	58
Enovis Corp *	787	42
Ensign Group Inc/The	379	36
Envista Holdings Corp *	1,668	56
Exact Sciences Corp *	1,792	89
Exelixis Inc *	2,279	37
Fate Therapeutics Inc *	2,900	29
Gilead Sciences Inc	11,275	968
Glaukos Corp *	1,000	44
Globus Medical Inc, Cl A *	790	59
Guardant Health Inc *	700	19
Haemonetics Corp *	621	49
Halozyme Therapeutics Inc *	1,355	77
HCA Healthcare Inc	1,989	477
HealthEquity Inc *	600	37
Henry Schein Inc *	1,074	86
Hologic Inc *	2,258	169
Horizon Therapeutics Plc *	1,862	212
Humana Inc	1,158	593
ICU Medical Inc *	144	23
IDEXX Laboratories Inc *	781	319
Illumina Inc *	1,469	297
Inari Medical *	594	38
Incyte Corp *	1,796	144
Insmed Inc *	1,300	26
Inspire Medical Systems Inc *	224	56
Insulet Corp *	691	203
Integer Holdings Corp *	500	34
Integra LifeSciences Holdings Corp *	620	35
Intellia Therapeutics *	1,289	45
Intra-Cellular Therapies Inc, Cl A *	1,177	62
Intuitive Surgical Inc *	3,412	905
Ionis Pharmaceuticals Inc *	1,149	43
IQVIA Holdings Inc *	1,731	355
iRhythm Technologies Inc *	400	37
Jazz Pharmaceuticals PLC *	515	82
Johnson & Johnson	24,279	4,289
Karuna Therapeutics Inc *	193	38
Laboratory Corp of America Holdings	1,005	237

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lantheus Holdings Inc *	981	$50
LHC Group Inc *	390	63
LivaNova PLC *	557	31
Maravai LifeSciences Holdings Inc, Cl A *	1,978	28
Masimo Corp *	483	71
McKesson Corp	1,326	497
Medpace Holdings Inc *	297	63
Medtronic PLC	12,111	941
Merck & Co Inc	23,080	2,561
Merit Medical Systems Inc *	600	42
Mettler-Toledo International Inc *	201	291
Mirati Therapeutics Inc *	600	27
Moderna Inc *	3,048	548
Molina Healthcare Inc *	522	172
Natera Inc *	641	26
National HealthCare Corp	792	47
Neurocrine Biosciences Inc *	905	108
Novocure Ltd *	883	65
Oak Street Health Inc *	1,884	41
Omnicell Inc *	346	17
Option Care Health Inc *	2,257	68
Organon & Co	2,197	61
Owens & Minor Inc *	1,187	23
Pacira BioSciences Inc *	792	31
Penumbra Inc *	247	55
PerkinElmer Inc	1,013	142
Perrigo Co PLC	1,203	41
Pfizer Inc	51,346	2,631
Premier Inc, Cl A	2,582	90
Progyny Inc *	1,000	31
PTC Therapeutics Inc *	800	31
QIAGEN NV *	2,537	127
Quest Diagnostics Inc	904	142
QuidelOrtho Corp *	200	17
R1 RCM *	2,150	24
Regeneron Pharmaceuticals Inc *	950	685
Relay Therapeutics Inc *	2,900	43
Repligen Corp *	482	82
ResMed Inc	1,226	255
Revance Therapeutics Inc *	2,000	37
REVOLUTION Medicines *	1,275	30
Royalty Pharma PLC, Cl A	4,025	159
Sage Therapeutics Inc *	897	34
Sarepta Therapeutics Inc *	782	101
Seagen Inc *	1,226	158
Shockwave Medical Inc *	222	46
STAAR Surgical Co *	880	43
STERIS PLC	1,230	227
Stryker Corp	3,256	796
Syneos Health Inc, Cl A *	1,152	42
Tandem Diabetes Care Inc *	900	40
Teladoc Health Inc *	1,446	34

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Teleflex Inc	480	$120
Tenet Healthcare Corp *	1,079	53
Thermo Fisher Scientific Inc	3,619	1,993
Twist Bioscience Corp *	1,190	28
Ultragenyx Pharmaceutical Inc *	1,500	70
United Therapeutics Corp *	449	125
UnitedHealth Group Inc	8,518	4,516
Universal Health Services Inc, Cl B	493	69
Vaxcyte Inc *	982	47
Veeva Systems Inc, Cl A *	1,240	200
Vertex Pharmaceuticals Inc *	2,380	687
Viatris Inc, Cl W *	10,061	112
Waters Corp *	646	221
West Pharmaceutical Services Inc	751	177
Xencor Inc *	1,592	41
Zimmer Biomet Holdings Inc	2,286	291
Zoetis Inc, Cl A	4,276	627

		53,421
Information Technology — 2.1%
Accenture PLC, Cl A	2,298	613
Adobe Inc *	1,837	618
Akamai Technologies Inc *	589	50
ANSYS Inc *	345	83
AppLovin Corp, Cl A *	1,500	16
Aspen Technology Inc *	199	41
Atlassian Corp Ltd, Cl A *	491	63
Autodesk Inc, Cl A *	944	176
Automatic Data Processing Inc	1,513	361
Bill.com Holdings Inc *	496	54
Black Knight Inc *	1,000	62
Block Inc, Cl A *	2,017	127
Broadridge Financial Solutions Inc	393	53
Cadence Design Systems Inc *	958	154
Ceridian HCM Holding Inc *	1,192	76
Cloudflare Inc, Cl A *	1,589	72
Cognizant Technology Solutions Corp, Cl A	2,497	143
Crowdstrike Holdings Inc, Cl A *	980	103
Datadog Inc, Cl A *	1,351	99
DocuSign Inc, Cl A *	500	28
Dynatrace Inc *	900	34
Elastic NV *	700	36
EPAM Systems Inc *	287	94
Fair Isaac Corp *	97	58
Fidelity National Information Services Inc, Cl B	2,163	147
Fiserv Inc, Cl A *	2,241	227
Five9 Inc *	500	34
FleetCor Technologies Inc *	397	73
Fortinet Inc *	2,199	108
Gartner Inc *	263	88
Gen Digital Inc	1,406	30

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genpact Ltd	1,200	$55
Global Payments Inc	840	83
Globant SA *	343	58
GoDaddy Inc, Cl A *	893	67
Guidewire Software Inc, Cl Z *	500	31
HubSpot Inc *	170	49
International Business Machines Corp	3,099	437
Intuit Inc	1,176	458
Jack Henry & Associates Inc	344	60
Manhattan Associates Inc *	311	38
Mastercard Inc, Cl A	3,140	1,092
Microsoft Corp	27,858	6,681
MongoDB Inc, Cl A *	338	67
Oracle Corp, Cl B	5,903	482
Palantir Technologies Inc, Cl A *	8,887	57
Palo Alto Networks Inc *	1,034	144
Paychex Inc	1,445	167
Paycom Software Inc *	98	30
Paylocity Holding Corp *	198	38
PayPal Holdings Inc *	4,683	334
PTC Inc *	585	70
Qualys Inc *	400	45
Roper Technologies Inc	446	193
Salesforce Inc *	3,787	502
ServiceNow Inc *	733	285
Snowflake Inc, Cl A *	1,280	184
Splunk Inc *	1,145	99
Synopsys Inc *	617	197
Twilio Inc, Cl A *	395	19
Tyler Technologies Inc *	110	35
Unity Software Inc *	1,700	49
VeriSign Inc *	236	49
Visa Inc, Cl A	5,967	1,240
VMware Inc, Cl A *	573	70
WEX Inc *	400	65
Workday Inc, Cl A *	732	123
Zoom Video Communications Inc, Cl A *	1,123	76
Zscaler Inc *	397	44

		17,694
Real Estate — 3.2%
Acadia Realty Trust ‡	4,316	62
Agree Realty Corp ‡	1,671	119
Alexander & Baldwin Inc ‡	3,575	67
Alexandria Real Estate Equities Inc ‡	3,334	486
American Assets Trust Inc ‡	2,300	61
American Homes 4 Rent, Cl A ‡	7,049	212
American Tower Corp, Cl A ‡	9,531	2,019
Americold Realty Trust Inc ‡	6,649	188
Apartment Income Corp ‡	3,950	136
Apartment Investment and Management Co, Cl A ‡	6,200	44

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apple Hospitality REIT Inc ‡	6,538	$103
AvalonBay Communities Inc ‡	2,922	472
Boston Properties Inc ‡	3,149	213
Brandywine Realty Trust ‡	9,900	61
Brixmor Property Group Inc ‡	7,736	175
Broadstone Net Lease Inc, Cl A ‡	3,532	57
Camden Property Trust ‡	2,250	252
CareTrust REIT Inc ‡	2,572	48
CBRE Group Inc, Cl A *	6,907	532
Centerspace ‡	687	40
Corporate Office Properties Trust ‡	1,795	47
Cousins Properties Inc ‡	2,755	70
Crown Castle Inc ‡	8,855	1,201
CubeSmart ‡	4,740	191
Cushman & Wakefield PLC *‡	5,300	66
DiamondRock Hospitality Co ‡	6,476	53
Digital Realty Trust Inc, Cl A ‡	5,868	588
DigitalBridge Group ‡	2,445	27
Douglas Emmett Inc ‡	2,815	44
Easterly Government Properties Inc, Cl A ‡	4,084	58
EastGroup Properties Inc ‡	998	148
Elme Communities ‡	2,546	45
Empire State Realty Trust Inc, Cl A ‡	5,073	34
EPR Properties, Cl A ‡	1,033	39
Equinix Inc ‡	1,809	1,185
Equity Commonwealth ‡	2,158	54
Equity LifeStyle Properties Inc ‡	3,403	220
Equity Residential ‡	7,562	446
Essential Properties Realty Trust Inc ‡	3,042	71
Essex Property Trust Inc ‡	1,515	321
Extra Space Storage Inc ‡	2,648	390
Federal Realty Investment Trust ‡	1,881	190
First Industrial Realty Trust Inc ‡	3,074	148
Four Corners Property Trust Inc ‡	2,256	58
Gaming and Leisure Properties Inc ‡	5,296	276
Getty Realty Corp ‡	1,483	50
Global Net Lease Inc ‡	3,224	41
Healthcare Realty Trust Inc, Cl A ‡	7,058	136
Healthpeak Properties Inc ‡	12,611	316
Highwoods Properties Inc ‡	2,111	59
Host Hotels & Resorts Inc ‡	15,861	255
Howard Hughes Corp/The *‡	1,291	99
Independence Realty Trust Inc ‡	3,434	58
Innovative Industrial Properties Inc, Cl A ‡	500	51
Invitation Homes Inc ‡	13,021	386
Iron Mountain Inc ‡	5,685	283
JBG SMITH Properties ‡	2,077	39
Jones Lang LaSalle Inc *‡	1,201	191
Kennedy-Wilson Holdings Inc ‡	3,200	50
Kilroy Realty Corp ‡	3,271	126
Kimco Realty Corp ‡	13,509	286
Kite Realty Group Trust ‡	4,349	92

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lamar Advertising Co, Cl A ‡	1,944	$184
Life Storage Inc ‡	1,812	178
LTC Properties Inc ‡	1,286	46
LXP Industrial Trust, Cl B ‡	5,876	59
Macerich Co/The ‡	4,152	47
Medical Properties Trust Inc ‡	10,454	116
Mid-America Apartment Communities Inc ‡	2,422	380
National Health Investors Inc ‡	923	48
National Retail Properties Inc ‡	4,411	202
National Storage Affiliates Trust ‡	1,893	68
NETSTREIT Corp ‡	4,169	76
Office Properties Income Trust ‡	2,246	30
Omega Healthcare Investors Inc ‡	5,463	153
Outfront Media Inc ‡	2,890	48
Paramount Group Inc ‡	4,700	28
Park Hotels & Resorts Inc ‡	4,665	55
Pebblebrook Hotel Trust ‡	2,945	39
Phillips Edison & Co Inc ‡	2,923	93
Physicians Realty Trust ‡	3,510	51
Piedmont Office Realty Trust Inc, Cl A ‡	6,400	59
PotlatchDeltic Corp ‡	1,151	51
Prologis Inc ‡	18,799	2,119
Public Storage ‡	3,353	939
Rayonier Inc ‡	2,931	97
Realty Income Corp ‡	12,866	816
Regency Centers Corp ‡	4,041	253
Retail Opportunity Investments Corp ‡	1,900	29
Rexford Industrial Realty Inc ‡	3,534	193
RLJ Lodging Trust ‡	4,512	48
Ryman Hospitality Properties Inc ‡	947	77
Sabra Health Care Inc ‡	3,527	44
Saul Centers Inc ‡	825	34
SBA Communications Corp, Cl A ‡	2,283	640
Service Properties Trust ‡	900	7
Simon Property Group Inc ‡	6,863	806
SITE Centers Corp ‡	3,165	43
SL Green Realty Corp ‡	941	32
Spirit Realty Capital Inc ‡	2,674	107
St Joe Co/The ‡	1,900	73
STAG Industrial Inc ‡	3,194	103
STORE Capital Corp ‡	4,828	155
Sun Communities Inc ‡	2,434	348
Sunstone Hotel Investors Inc ‡	6,937	67
Tanger Factory Outlet Centers Inc ‡	3,462	62
Terreno Realty Corp ‡	2,041	116
UDR Inc ‡	6,927	268
Uniti Group Inc ‡	4,711	26
Urban Edge Properties ‡	3,114	44
Ventas Inc ‡	8,769	395
Veris Residential Inc *‡	3,288	52
VICI Properties Inc ‡	20,054	650
Vornado Realty Trust ‡	2,999	62

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Welltower Inc ‡	9,751	$639
Weyerhaeuser Co ‡	15,121	469
WP Carey Inc ‡	4,039	316
Xenia Hotels & Resorts Inc ‡	2,275	30
Zillow Group Inc, Cl A *‡	1,187	37
Zillow Group Inc, Cl C *‡	3,411	110

		26,152
Utilities — 1.6%
AES Corp/The	7,445	214
ALLETE Inc	981	63
Alliant Energy Corp	3,454	191
Ameren Corp	2,877	256
American Electric Power Co Inc	6,161	585
American States Water Co	594	55
American Water Works Co Inc	1,987	303
Atmos Energy Corp	1,532	172
Avangrid Inc	1,177	51
Avista Corp	1,187	53
Black Hills Corp, Cl A	981	69
Brookfield Renewable Corp, Cl A	1,374	38
California Water Service Group, Cl A	1,192	72
CenterPoint Energy Inc	8,421	252
Clearway Energy Inc, Cl C	1,305	42
CMS Energy Corp	3,315	210
Consolidated Edison Inc	4,097	390
Constellation Energy Corp	3,402	293
Dominion Energy Inc	9,311	571
DTE Energy Co	2,491	293
Duke Energy Corp	8,757	902
Edison International	4,822	307
Entergy Corp	2,532	285
Essential Utilities Inc	3,437	164
Evergy Inc	2,242	141
Eversource Energy	3,766	316
Exelon Corp	11,682	505
FirstEnergy Corp	5,755	241
Hawaiian Electric Industries Inc	1,887	79
IDACORP Inc, Cl A	489	53
MGE Energy Inc	800	56
National Fuel Gas Co	1,162	73
New Jersey Resources Corp	1,364	68
NextEra Energy Inc	22,702	1,898
NiSource Inc	3,937	108
NorthWestern Corp	1,000	59
NRG Energy Inc	3,220	102
OGE Energy Corp	1,683	66
ONE Gas Inc	489	37
Ormat Technologies Inc	772	67
Otter Tail Corp	800	47
PG&E Corp *	17,027	277
Pinnacle West Capital Corp	1,609	122

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
PNM Resources Inc		752	$37
Portland General Electric Co		1,056	52
PPL Corp		9,072	265
Public Service Enterprise Group Inc		6,236	382
Sempra Energy		3,573	552
SJW Group		783	64
South Jersey Industries Inc, Cl A		2,241	80
Southern Co/The		12,101	864
Southwest Gas Holdings Inc		594	37
Spire Inc		792	54
Sunnova Energy International Inc *		2,083	37
UGI Corp		1,799	67
Vistra Corp		4,340	101
WEC Energy Group Inc		3,795	356
Xcel Energy Inc		6,434	451

			13,545
Total Common Stock
(Cost $167,028) ($ Thousands)			263,410

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 9.4%
Communication Services — 0.5%
Altice France
3.375%, 01/15/2028	EUR	117	94
CCO Holdings
4.750%, 02/01/2032 (C)		$535	434
4.500%, 08/15/2030 (C)		63	52
4.500%, 06/01/2033 (C)		219	168
DISH DBS
5.250%, 12/01/2026 (C)		1,007	848
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	237	226
Netflix
5.875%, 11/15/2028		$812	823
T-Mobile USA
3.375%, 04/15/2029		73	64
2.875%, 02/15/2031		374	309
2.625%, 02/15/2029		123	104
2.550%, 02/15/2031		883	722
Weibo
3.375%, 07/08/2030		1,395	1,084

			4,928

Consumer Discretionary — 1.1%
Advance Auto Parts
3.900%, 04/15/2030		922	808
Altice Financing
3.000%, 01/15/2028	EUR	237	199

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amazon.com
4.550%, 12/01/2027		$605	$603
Booking Holdings
4.625%, 04/13/2030		1,080	1,043
Carnival
4.000%, 08/01/2028 (C)		605	493
Expedia Group
6.250%, 05/01/2025 (C)		24	24
4.625%, 08/01/2027		251	241
Ford Motor
6.100%, 08/19/2032		435	402
Ford Motor Credit
7.350%, 11/04/2027		204	209
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (C)		413	346
Harley-Davidson Financial Services
3.050%, 02/14/2027 (C)		700	623
Las Vegas Sands
3.900%, 08/08/2029		722	608
Marriott International
5.750%, 05/01/2025		68	69
MDC Holdings
6.000%, 01/15/2043		389	316
NH Hotel Group
4.000%, 07/02/2026	EUR	237	231
Nissan Motor
4.345%, 09/17/2027 (C)		$1,086	985
Ross Stores
4.700%, 04/15/2027		842	828
Royal Caribbean Cruises
8.250%, 01/15/2029 (C)		231	232
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	237	213
Time Warner Cable
4.500%, 09/15/2042		$330	242
Wynn Macau
5.625%, 08/26/2028 (C)		348	297

			9,012

Consumer Staples — 0.5%
Albertsons
3.500%, 03/15/2029 (C)		408	342
Altria Group
4.800%, 02/14/2029		167	160
3.400%, 05/06/2030		745	637
BAT Capital
4.906%, 04/02/2030		467	428
4.700%, 04/02/2027		475	455
2.259%, 03/25/2028		1,337	1,110
Cargill
5.125%, 10/11/2032 (C)		239	239

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Natura & Luxembourg Holdings SARL
6.000%, 04/19/2029 (C)	$392	$343
Natura Cosmeticos
4.125%, 05/03/2028 (C)	322	263
Philip Morris International
5.625%, 11/17/2029	110	112
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C)(D)	660	–

		4,089

Corporate Obligation — 0.4%
Barclays
7.385%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.300%, 11/02/2028 (B)	383	399
BNP Paribas
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.340%(B)(E)	869	671
Credit Suisse Group
6.373%, U.S. SOFR + 3.340%, 07/15/2026 (B)(C)	344	323
Deutsche Bank NY
6.119%, U.S. SOFR + 3.190%, 07/14/2026 (B)	255	253
HSBC Holdings
5.402%, U.S. SOFR + 2.870%, 08/11/2033 (B)	219	203
Lloyds Banking Group
7.953%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.750%, 11/15/2033 (B)	604	639
Mizuho Financial Group
5.414%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 09/13/2028 (B)	430	430

		2,918

Energy — 0.8%
BP Capital Markets America
2.939%, 06/04/2051	1,261	830
Continental Resources
2.268%, 11/15/2026 (C)	1,050	910
Enbridge Energy Partners
7.375%, 10/15/2045	536	599
Eni
4.250%, 05/09/2029 (C)	900	832
Equities
5.700%, 04/01/2028	131	130
Marathon Petroleum
6.500%, 03/01/2041	175	180
5.125%, 12/15/2026	227	226

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oleoducto Central
4.000%, 07/14/2027 (C)	$438	$386
ONEOK
6.350%, 01/15/2031	128	130
6.100%, 11/15/2032	88	88
ONEOK Partners
6.125%, 02/01/2041	63	59
Tengizchevroil Finance International
3.250%, 08/15/2030 (C)	262	185
TransCanada PipeLines
6.200%, 10/15/2037	362	369
6.100%, 06/01/2040	573	576
Var Energi
8.000%, 11/15/2032 (C)	403	416
7.500%, 01/15/2028 (C)	314	320

		6,236

Financials — 3.6%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	269	261
AIB Group
7.583%, U.S. SOFR + 3.456%, 10/14/2026 (B)(C)	817	832
Aircastle
5.250%, 08/11/2025 (C)	456	439
4.250%, 06/15/2026	62	58
4.125%, 05/01/2024	181	175
2.850%, 01/26/2028 (C)	904	739
Alleghany
3.625%, 05/15/2030	931	863
Aviation Capital Group
5.500%, 12/15/2024 (C)	455	447
4.875%, 10/01/2025 (C)	182	172
4.375%, 01/30/2024 (C)	161	157
4.125%, 08/01/2025 (C)	6	6
3.500%, 11/01/2027 (C)	165	144
1.950%, 01/30/2026 (C)	480	418
1.950%, 09/20/2026 (C)	153	130
Banco de Credito del Peru S.A. MTN
3.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (B)(C)	755	684
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (B)	400	371
Bank of America
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (B)	1,198	1,050
Bank of America MTN
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (B)	931	890

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Ireland Group
6.253%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.650%, 09/16/2026 (B)(C)	$210	$208
BNP Paribas
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (B)(C)	806	630
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (B)	333	322
2.636%, U.S. SOFR + 1.290%, 03/03/2026 (B)	475	445
CDBL Funding 1 MTN
3.500%, 10/24/2027	620	572
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(B)(E)	198	194
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(B)(E)	756	656
Citigroup
5.950%, ICE LIBOR USD 3 Month + 4.068%(B)(E)	199	197
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(B)(E)	359	313
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(B)(C)(E)	200	174
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(B)(E)	440	352
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(B)(C)(E)	365	261
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (B)(C)	427	331
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (B)(C)	292	202
Danske Bank
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (B)(C)	245	225
Deutsche Bank NY
3.961%, U.S. SOFR + 2.581%, 11/26/2025 (B)	315	301
2.129%, U.S. SOFR + 1.870%, 11/24/2026 (B)	347	306
Discover Bank
4.682%, USD Swap Semi 30/360 5 Yr Curr + 1.730%, 08/09/2028 (B)	475	456

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(B)(E)		$646	$627
Federation des Caisses Desjardins du Quebec
4.550%, 08/23/2027 (C)		435	418
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(B)(E)		247	229
Global Payments
5.300%, 08/15/2029		287	277
Goldman Sachs Group
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(B)(E)		328	273
Guardian Life Insurance of America
4.850%, 01/24/2077 (C)		145	118
HSBC Holdings
7.336%, U.S. SOFR + 3.030%, 11/03/2026 (B)		810	842
ING Groep
1.726%, U.S. SOFR + 1.005%, 04/01/2027 (B)		1,191	1,051
Intesa Sanpaolo
7.000%, 11/21/2025 (C)		214	218
JPMorgan Chase
5.546%, U.S. SOFR + 1.070%, 12/15/2025 (B)		605	605
Morgan Stanley
6.296%, U.S. SOFR + 2.240%, 10/18/2028 (B)		467	482
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)		289	275
0.406%, 10/29/2027 (B)	EUR	480	442
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (B)(C)		$319	280
NatWest Group
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/2026 (B)		260	271
OEC Finance
7.125% PIK, 12/26/2046 (C)		279	6
S&P Global
4.750%, 08/01/2028 (C)		35	35
4.250%, 05/01/2029 (C)		166	158
Santander Holdings USA
4.260%, SOFRINDX + 1.380%, 06/09/2025 (B)		196	190

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.490%, U.S. SOFR + 1.249%, 01/06/2028 (B)	$67	$58
Santander UK Group Holdings
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (B)	603	611
Societe Generale
2.797%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 01/19/2028 (B)(C)	623	545
Standard Chartered
7.776%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.100%, 11/16/2025 (B)(C)	363	374
7.750%, USD Swap Semi 30/360 5 Yr Curr + 5.723%(B)(C)(E)	200	199
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.661%(B)(C)(E)	552	531
5.925%, ICE LIBOR USD 3 Month + 1.510%(B)(C)(E)	400	307
3.971%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.650%, 03/30/2026 (B)(C)	239	228
Svenska Handelsbanken
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.048%(B)(E)	800	653
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (B)	600	552
Synchrony Financial
4.875%, 06/13/2025	118	115
4.500%, 07/23/2025	120	115
3.950%, 12/01/2027	118	105
2.875%, 10/28/2031	328	245
Truist Financial
5.100%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.349%(B)(E)	829	767
UBS Group
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (B)(C)	238	233
UniCredit
3.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (B)(C)	201	151
2.569%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 09/22/2026 (B)(C)	519	460

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.982%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.200%, 06/03/2027 (B)(C)		$231	$197
US Bancorp
5.300%, ICE LIBOR USD 3 Month + 2.914%(B)(E)		474	413
Voya Financial
5.650%, ICE LIBOR USD 3 Month + 3.580%, 05/15/2053 (B)		258	251
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(B)(E)		327	286
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (B)		433	403

			28,577

Health Care — 0.2%
Amgen
3.000%, 02/22/2029		249	220
Cigna
4.375%, 10/15/2028		382	368
IQVIA
2.250%, 03/15/2029	EUR	200	180
Organon
2.875%, 04/30/2028		200	187
Takeda Pharmaceutical
4.400%, 11/26/2023		$220	218
Zoetis
5.400%, 11/14/2025		347	354

			1,527

Industrials — 0.7%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		190	193
4.450%, 04/03/2026		173	165
2.450%, 10/29/2026		671	587
Air Lease
3.625%, 04/01/2027		40	37
2.100%, 09/01/2028		178	145
Air Lease MTN
2.875%, 01/15/2026		85	79
Alfa
5.250%, 03/25/2024 (C)		660	655
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	237	217
CNH Industrial Capital
3.950%, 05/23/2025		$723	701
Delta Air Lines
4.750%, 10/20/2028 (C)		475	447
4.500%, 10/20/2025 (C)		409	399

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (C)		$236	$236
5.400%, 02/01/2027		670	642
ENA Master Trust
4.000%, 05/19/2048 (C)		272	191
Flowserve
2.800%, 01/15/2032		246	184
Honeywell International
4.125%, 11/02/2034	EUR	810	853
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$213	207
4.350%, 04/05/2036 (C)		208	185
Odebrecht Holdco Finance
0.000%, 09/10/2058 (C)(F)		294	–
Parker-Hannifin
4.500%, 09/15/2029		546	523
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	125	118
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		$141	133

			6,897

Information Technology — 0.9%
Broadcom
4.926%, 05/15/2037 (C)		535	467
4.150%, 11/15/2030		191	171
4.150%, 04/15/2032 (C)		164	144
4.000%, 04/15/2029 (C)		47	43
3.187%, 11/15/2036 (C)		448	322
3.137%, 11/15/2035 (C)		154	113
Entegris Escrow
4.750%, 04/15/2029 (C)		699	638
Global Payments
2.900%, 11/15/2031		157	124
HP
4.750%, 01/15/2028		572	555
Infor
1.750%, 07/15/2025 (C)		340	307
International Business Machines
4.900%, 07/27/2052		434	395
Kyndryl Holdings
2.050%, 10/15/2026		631	515
Micron Technology
6.750%, 11/01/2029		563	572
NXP BV
5.550%, 12/01/2028		317	317
Playtech
4.250%, 03/07/2026	EUR	200	201
Prosus
3.680%, 01/21/2030 (C)		$569	473
3.257%, 01/19/2027 (C)		264	236

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SK Hynix
2.375%, 01/19/2031 (C)		$290	$213
Tencent Holdings MTN
3.240%, 06/03/2050 (C)		439	277
TSMC Arizona
3.875%, 04/22/2027		406	390
Western Digital
3.100%, 02/01/2032		52	37
2.850%, 02/01/2029		144	111
Workday
3.800%, 04/01/2032		176	155
3.700%, 04/01/2029		68	62

			6,838

Materials — 0.1%
Anglo American Capital
3.875%, 03/16/2029 (C)		235	211
Celanese US Holdings
5.900%, 07/05/2024		867	867
Freeport Indonesia MTN
4.763%, 04/14/2027 (C)		243	233
INEOS Quattro Finance 2
2.500%, 01/15/2026 (C)	EUR	333	301
Nucor
4.300%, 05/23/2027		$335	327
Suzano Austria GmbH
3.750%, 01/15/2031		173	145
Volcan Cia Minera SAA
4.375%, 02/11/2026 (C)		81	70

			2,154

Real Estate — 0.1%
American Tower
4.050%, 03/15/2032		118	105
3.650%, 03/15/2027		235	219
Host Hotels & Resorts
3.500%, 09/15/2030		142	117
Vornado Realty
2.150%, 06/01/2026		403	341

			782

Utilities — 0.5%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (C)		304	264
Chile Electricity PEC
3.079%, 01/25/2028 (C)		523	373
Comision Federal de Electricidad
4.688%, 05/15/2029 (C)		268	237
3.348%, 02/09/2031 (C)		687	536
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041		403	294

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enel Finance International
7.500%, 10/14/2032 (C)	$400	$423
Engie Energia Chile
3.400%, 01/28/2030	390	319
Public Service Enterprise Group
5.850%, 11/15/2027	402	414
Terraform Global Operating
6.125%, 03/01/2026 (C)	74	69
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(B)(C)(E)	286	260

		3,189

Total Corporate Obligations
(Cost $87,369) ($ Thousands)		77,147

MORTGAGE-BACKED SECURITIES — 5.2%
Agency Mortgage-Backed Obligations — 3.4%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.832%, 06/15/2047(B)	1,107	118
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.711%, 06/25/2050(B)	2,235	216
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/2050	1,558	291
FHLMC Multifamily Structured Credit Risk, Ser MN1, Cl M1
5.928%, SOFR30A + 2.000%, 01/25/2051(B)(C)	79	74
FHLMC STACR Debt Notes, Ser 2021-DNA7, Cl M2
5.728%, SOFR30A + 1.800%, 11/25/2041(B)(C)	1,042	979
FHLMC STACR Debt Notes, Ser 2022-DNA5, Cl M1A
6.878%, SOFR30A + 2.950%, 06/25/2042(B)(C)	809	819
FHLMC STACR REMIC Trust, Ser 2020-DNA1, Cl M2
6.089%, ICE LIBOR USD 1 Month + 1.700%, 01/25/2050(B)(C)	130	130
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M2
6.728%, SOFR30A + 2.800%, 10/25/2050(B)(C)	300	302
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.578%, SOFR30A + 1.650%, 01/25/2034(B)(C)	247	243

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.428%, SOFR30A + 1.500%, 10/25/2041(B)(C)	$1,079	$1,025
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.278%, SOFR30A + 2.350%, 12/25/2041(B)(C)	668	590
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
4.928%, SOFR30A + 1.000%, 01/25/2042(B)(C)	487	475
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
5.778%, SOFR30A + 1.850%, 01/25/2042(B)(C)	542	515
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.128%, SOFR30A + 2.200%, 05/25/2042(B)(C)	658	656
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
6.078%, SOFR30A + 2.150%, 09/25/2042(B)(C)	446	446
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.428%, SOFR30A + 2.500%, 03/25/2052(B)(C)	1,189	1,193
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
6.439%, ICE LIBOR USD 1 Month + 2.050%, 07/25/2049(B)(C)	33	32
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
6.339%, ICE LIBOR USD 1 Month + 1.950%, 10/25/2049(B)(C)	49	49
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
6.539%, ICE LIBOR USD 1 Month + 2.150%, 11/25/2048(B)(C)	363	348
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
6.239%, ICE LIBOR USD 1 Month + 1.850%, 09/25/2049(B)(C)	1	1
FNMA
3.000%, 02/01/2052	2,279	2,011
FNMA CMO, Ser 2011-131, Cl ST, IO
2.151%, 12/25/2041(B)	570	72
FNMA CMO, Ser 2014-17, Cl SA, IO
1.661%, 04/25/2044(B)	1,452	161
FNMA CMO, Ser 2014-78, Cl SE, IO
1.711%, 12/25/2044(B)	871	83
FNMA CMO, Ser 2016-77, Cl DS, IO
1.611%, 10/25/2046(B)	834	81
FNMA CMO, Ser 2017-62, Cl AS, IO
1.761%, 08/25/2047(B)	953	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-81, Cl SA, IO
1.811%, 10/25/2047(B)	$1,124	$131
FNMA CMO, Ser 2017-97, Cl LS, IO
1.811%, 12/25/2047(B)	1,334	147
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%, 12/25/2050	3,324	621
FNMA Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
6.789%, ICE LIBOR USD 1 Month + 2.400%, 04/25/2031(B)(C)	36	36
FNMA Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
6.689%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(B)(C)	13	13
FNMA Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
6.539%, ICE LIBOR USD 1 Month + 2.150%, 09/25/2031(B)(C)	8	8
FNMA Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
6.489%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2039(B)(C)	7	7
FNMA Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
6.489%, ICE LIBOR USD 1 Month + 2.100%, 10/25/2039(B)(C)	61	61
FNMA Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
6.389%, ICE LIBOR USD 1 Month + 2.000%, 01/25/2040(B)(C)	135	133
FNMA Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.578%, SOFR30A + 1.650%, 12/25/2041(B)(C)	319	301
FNMA Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
5.828%, SOFR30A + 1.900%, 12/25/2041(B)(C)	1,023	972
FNMA Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.428%, SOFR30A + 3.500%, 03/25/2042(B)(C)	838	848
FNMA Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.028%, SOFR30A + 3.100%, 03/25/2042(B)(C)	211	210
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
8.389%, ICE LIBOR USD 1 Month + 4.000%, 05/25/2025(B)	146	147

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
9.389%, ICE LIBOR USD 1 Month + 5.000%, 07/25/2025(B)	$144	$146
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
10.089%, ICE LIBOR USD 1 Month + 5.700%, 04/25/2028(B)	101	106
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
7.239%, ICE LIBOR USD 1 Month + 2.850%, 11/25/2029(B)	455	459
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
5.928%, SOFR30A + 2.000%, 11/25/2041(B)(C)	469	436
FNMA TBA
3.000%, 01/15/2043	6,428	5,639
2.500%, 01/15/2053	7,470	6,323
GNMA CMO, Ser 2017-122, Cl SA, IO
1.847%, 08/20/2047(B)	679	76
GNMA CMO, Ser 2017-134, Cl SE, IO
1.847%, 09/20/2047(B)	560	52

		27,887
Non-Agency Mortgage-Backed Obligations — 1.8%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	46	33
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	243	137
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	185	102
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	104	75
AREIT Trust, Ser 2022-CRE6, Cl A
5.076%, SOFR30A + 1.250%, 01/16/2037(B)(C)	1,341	1,289
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
5.318%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2035(B)(C)	526	506
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(B)(C)	365	227
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
5.318%, ICE LIBOR USD 1 Month + 1.000%, 11/15/2033(B)(C)	1,610	1,516

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.458%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(B)(C)	$779	$752
Bellemeade Re, Ser 2019-1A, Cl M1B
6.139%, ICE LIBOR USD 1 Month + 1.750%, 03/25/2029(B)(C)	54	54
Bellemeade Re, Ser 2019-3A, Cl M1B
5.989%, ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(B)(C)	79	79
Bellemeade Re, Ser 2019-3A, Cl M1C
6.339%, ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(B)(C)	340	337
Bellemeade Re, Ser 2021-1A, Cl M1C
6.878%, SOFR30A + 2.950%, 03/25/2031(B)(C)	437	418
Bellemeade Re, Ser 2021-2A, Cl M1B
5.428%, SOFR30A + 1.500%, 06/25/2031(B)(C)	704	676
Bellemeade Re, Ser 2022-2, Cl M1A
8.012%, SOFR30A + 4.000%, 09/27/2032(B)(C)	978	961
BFLD Trust, Ser 2021-FPM, Cl A
5.918%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2038(B)(C)	1,189	1,134
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.468%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(B)(C)	656	613
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
6.218%, ICE LIBOR USD 1 Month + 1.900%, 04/15/2034(B)(C)	162	152
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	88	42
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	122	59
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	59	25
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.406%, 04/10/2046(B)(C)	343	334
CLNY Trust, Ser 2019-IKPR, Cl D
6.343%, ICE LIBOR USD 1 Month + 2.025%, 11/15/2038(B)(C)	680	629
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046(B)(C)	670	649
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035(C)	18	18

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.769%, ICE LIBOR USD 1 Month + 0.380%, 12/25/2036(B)	$339	$120
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.154%, 08/10/2044(B)(C)	13	5
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.055%, 01/10/2047(B)(C)	271	110
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	24
2.435%, 08/17/2026	769	723
1.433%, 08/17/2026	298	276
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.889%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2035(B)	60	50
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.799%, 09/15/2047(B)	15,877	149
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
6.489%, ICE LIBOR USD 1 Month + 2.100%, 04/25/2047(B)(C)	92	86
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(B)	125	55
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(C)	274	274
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.818%, TSFR1M + 1.500%, 07/15/2036(B)(C)	313	300
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
7.137%, ICE LIBOR USD 1 Month + 2.750%, 05/27/2023(B)(C)	292	280
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
8.087%, ICE LIBOR USD 1 Month + 3.700%, 11/27/2031(B)(C)	–	–
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
6.737%, ICE LIBOR USD 1 Month + 2.350%, 02/27/2023(B)(C)	116	110
Radnor RE, Ser 2019-1, Cl M1B
6.339%, ICE LIBOR USD 1 Month + 1.950%, 02/25/2029(B)(C)	423	419

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Radnor RE, Ser 2019-2, Cl M1B
6.139%, ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(B)(C)	$68	$68
Radnor RE, Ser 2020-1, Cl M1A
5.339%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(B)(C)	77	77
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.386%, 11/15/2049(B)	925	805
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
9.889%, ICE LIBOR USD 1 Month + 5.500%, 11/25/2025(B)(C)	36	27
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
9.639%, ICE LIBOR USD 1 Month + 5.250%, 11/25/2025(B)(C)	152	113

		14,888
Total Mortgage-Backed Securities
(Cost $45,503) ($ Thousands)		42,775

ASSET-BACKED SECURITIES — 3.7%
Automotive — 1.3%

ACM Auto Trust, Ser 2022-1A, Cl A
3.230%, 04/20/2029(C)	280	279
Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A
3.700%, 09/20/2024(C)	930	921
Avis Budget Rental Car Funding AESOP, Ser 2018-2A, Cl A
4.000%, 03/20/2025(C)	1,080	1,062
Avis Budget Rental Car Funding AESOP, Ser 2022-2A, Cl D
4.560%, 03/20/2024(C)	468	467
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	287	278
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	347	315
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	348
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(C)	611	570
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(C)	201	191

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(C)	$605	$526
Hertz Vehicle Financing III, Ser 2022-1A, Cl C
2.630%, 06/25/2026(C)	620	550
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(C)	302	293
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(C)	701	690
Prestige Auto Receivables Trust 2022-1, Ser 2022-1A, Cl A2
5.900%, 07/15/2025(C)	556	556
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(C)	850	828
Santander Bank Auto Credit-Linked Notes Series 2022-C, Ser 2022-C, Cl B
6.451%, 12/15/2032(C)	808	808
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(C)	780	762
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(C)	778	775
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025(C)	594	591
		10,810

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2021-1, Cl A
2.090%, 07/15/2024(C)	437	432
Brex Commercial Charge Card Master Trust, Ser 2022-1, Cl A
4.630%, 07/15/2025(C)	1,010	978
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/2026(C)	175	170
		1,580

Other Asset-Backed Securities — 2.2%

AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(C)	834	665
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(C)	134	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(C)	$154	$147
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(C)	374	363
AGL CLO 12, Ser 2021-12A, Cl A1
5.403%, ICE LIBOR USD 3 Month + 1.160%, 07/20/2034(B)(C)	970	945
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(C)	351	347
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(C)	185	174
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
5.443%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034(B)(C)	589	572
Ballyrock CLO 15, Ser 2021-1A, Cl C
7.179%, ICE LIBOR USD 3 Month + 3.100%, 04/15/2034(B)(C)	600	557
Ballyrock CLO 16, Ser 2021-16A, Cl A1
5.373%, ICE LIBOR USD 3 Month + 1.130%, 07/20/2034(B)(C)	1,222	1,189
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(C)	182	154
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(C)	232	189
Conn's Receivables Funding, Ser 2021-A, Cl A
1.050%, 05/15/2026(C)	1	1
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(C)	839	696
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(C)	457	380
Dryden 78 CLO, Ser 2020-78A, Cl C
6.029%, ICE LIBOR USD 3 Month + 1.950%, 04/17/2033(B)(C)	620	578
Dryden 78 CLO, Ser 2020-78A, Cl D
7.079%, ICE LIBOR USD 3 Month + 3.000%, 04/17/2033(B)(C)	320	294
Elevation CLO, Ser 2020-11A, Cl C
6.279%, ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(B)(C)	550	513
Elmwood CLO IX, Ser 2021-2A, Cl D
7.193%, ICE LIBOR USD 3 Month + 2.950%, 07/20/2034(B)(C)	583	543
Flatiron CLO 21, Ser 2021-1A, Cl D
7.127%, ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(B)(C)	620	576

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(C)	$280	$238
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
5.313%, ICE LIBOR USD 3 Month + 1.070%, 04/20/2034(B)(C)	651	633
Hardee's Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(C)	383	352
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(C)	267	228
HFX, Ser 2017-1A
3.647%, 03/15/2035	830	769
Magnetite XXVI, Ser 2021-26A, Cl A1R
5.478%, ICE LIBOR USD 3 Month + 1.120%, 07/25/2034(B)(C)	1,127	1,097
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(C)	358	321
Neighborly Issuer, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(C)	324	259
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(C)	231	208
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
5.179%, ICE LIBOR USD 3 Month + 1.100%, 07/16/2035(B)(C)	1,141	1,103
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
5.209%, ICE LIBOR USD 3 Month + 1.130%, 07/17/2035(B)(C)	690	674
NMEF Funding 2022-B, Ser 2022-B, Cl A2
6.070%, 06/15/2029(C)	367	366
OCP CLO, Ser 2021-18A, Cl AR
5.333%, ICE LIBOR USD 3 Month + 1.090%, 07/20/2032(B)(C)	849	828
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(C)	636	571
Rad CLO 7, Ser 2020-7A, Cl C
6.079%, ICE LIBOR USD 3 Month + 2.000%, 04/17/2033(B)(C)	280	263
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(C)	511	461
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(C)	530	493

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2020-1A, Cl DR
6.929%, ICE LIBOR USD 3 Month + 2.850%, 04/15/2031(B)(C)	$250	$227
		18,105

Total Asset-Backed Securities
(Cost $32,465) ($ Thousands)		30,495

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
FFCB
4.680%, U.S. SOFR + 0.380%, 05/08/2023(B)	7,900	7,908
4.435%, U.S. SOFR + 0.135%, 11/06/2023(B)	2,000	2,000
4.360%, U.S. SOFR + 0.060%, 01/13/2023(B)	1,400	1,400
4.340%, U.S. SOFR + 0.040%, 05/15/2024(B)	300	300
4.325%, U.S. SOFR + 0.025%, 09/27/2023(B)	600	600
0.300%, 09/01/2023	300	291
FHLB
4.360%, U.S. SOFR + 0.060%, 04/10/2023(B)	1,300	1,300
0.620%, 02/26/2026	200	178
FHLMC
4.200%, 08/28/2025	700	692
0.400%, 05/24/2024	400	376
0.375%, 05/05/2023	1,000	986
0.375%, 07/21/2025	1,400	1,267
FNMA
3.875%, 08/28/2024	800	789
0.625%, 04/22/2025	1,300	1,194
0.500%, 06/17/2025	1,500	1,365
0.375%, 06/14/2024	700	656
0.250%, 05/22/2023	1,500	1,475
0.250%, 07/10/2023	1,100	1,074
0.250%, 11/27/2023	100	96

Total U.S. Government Agency Obligations
(Cost $24,494) ($ Thousands)		23,947

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	225	167
Dominican Republic International Bond
4.875%, 09/23/2032(C)	923	766

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Egypt Government International Bond MTN
5.875%, 02/16/2031(C)	$436	$303

Total Sovereign Debt
(Cost $1,581) ($ Thousands)		1,236

MUNICIPAL BONDS — 0.1%
New York — 0.1%
City of New York, Ser D, GO
1.923%, 08/01/2031	535	414
Port Authority of New York & New Jersey, Ser AAA, RB
1.086%, 07/01/2023	515	506

		920

West Virginia — 0.0%
Tobacco Settlement Finance Authority, RB
3.000%, 06/01/2035	217	195

Total Municipal Bonds
(Cost $1,269) ($ Thousands)		1,115

	Shares
FOREIGN COMMON STOCK — 0.1%

Cameroon — 0.0%
Golar LNG Ltd *	3,346	76

Canada — 0.0%
AbCellera Biologics Inc *	5,065	51
Brookfield Infrastructure Corp, Cl A	972	38
SunOpta *	6,200	52

		141

Ghana — 0.0%
Kosmos Energy Ltd *	17,245	110

Monaco — 0.0%
Scorpio Tankers Inc	1,352	73

Norway — 0.1%
FLEX LNG	1,663	54
Frontline Ltd	5,758	70
SFL Corp Ltd	5,700	53

		177

Total Foreign Common Stock
(Cost $406) ($ Thousands)		577

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡	408	$–
Total Rights
(Cost $—) ($ Thousands)		–

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $701) ($ Thousands)		143

Total Investments in Securities — 111.4%
(Cost $839,119) ($ Thousands)		$915,766

	Shares
COMMON STOCK SOLD SHORT— (13.4)%
Communication Services — (0.6)%
Altice USA Inc, Cl A *	(5,500)	(25)
Cable One Inc	(92)	(65)
Charter Communications Inc, Cl A *	(1,711)	(580)
Comcast Corp, Cl A	(67,303)	(2,354)
DISH Network Corp, Cl A *	(4,079)	(57)
Fox Corp, Cl A	(5,198)	(158)
Fox Corp, Cl B	(2,748)	(78)
Interpublic Group of Cos Inc/The	(7,347)	(245)
John Wiley & Sons Inc, Cl A	(1,579)	(63)
Liberty Broadband Corp, Cl A *	(500)	(38)
Liberty Broadband Corp, Cl C *	(1,724)	(131)
Liberty Media Corp-Liberty SiriusXM *	(4,142)	(163)
New York Times Co/The, Cl A	(2,441)	(79)
News Corp, Cl A	(7,260)	(132)
News Corp, Cl B	(3,400)	(63)
Nexstar Media Group Inc, Cl A	(736)	(129)
Omnicom Group Inc	(3,288)	(268)
Paramount Global, Cl B	(8,151)	(138)
TEGNA Inc	(2,534)	(54)
Trade Desk Inc/The, Cl A *	(6,095)	(273)

		(5,093)

Consumer Discretionary — (9.0)%
Academy Sports & Outdoors Inc	(1,287)	(68)
Acushnet Holdings Corp	(1,954)	(83)
Adient PLC *	(5,551)	(193)
ADT Inc	(7,963)	(72)
Adtalem Global Education Inc *	(1,400)	(50)
Advance Auto Parts Inc	(810)	(119)
Airbnb Inc, Cl A *	(8,368)	(715)
Amazon.com Inc, Cl A *	(70,337)	(5,908)
American Axle & Manufacturing Holdings Inc *	(5,039)	(39)
American Eagle Outfitters Inc	(1,300)	(18)
Aptiv PLC *	(15,138)	(1,410)
Aramark	(6,196)	(256)
Asbury Automotive Group Inc *	(222)	(40)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
AutoNation Inc *	(495)	$(53)
AutoZone Inc *	(222)	(547)
Bath & Body Works Inc	(2,813)	(119)
Best Buy Co Inc	(2,235)	(179)
Bloomin' Brands Inc	(2,177)	(44)
Booking Holdings Inc *	(894)	(1,802)
Boot Barn Holdings Inc *	(594)	(37)
BorgWarner Inc	(14,228)	(573)
Boyd Gaming Corp	(1,640)	(89)
Bright Horizons Family Solutions Inc *	(1,260)	(80)
Brinker International Inc *	(400)	(13)
Brunswick Corp/DE	(3,695)	(266)
Burlington Stores Inc *	(644)	(131)
Caesars Entertainment Inc *	(4,369)	(182)
Capri Holdings Ltd *	(5,821)	(334)
CarMax Inc *	(1,670)	(102)
Carnival Corp *	(19,262)	(155)
Carter's Inc	(1,709)	(128)
Cavco Industries Inc *	(448)	(101)
Century Communities Inc	(1,228)	(61)
Cheesecake Factory Inc/The	(1,800)	(57)
Chegg Inc *	(2,751)	(70)
Chipotle Mexican Grill Inc, Cl A *	(621)	(862)
Choice Hotels International Inc	(986)	(111)
Churchill Downs Inc	(908)	(192)
Columbia Sportswear Co	(1,896)	(166)
Coursera Inc *	(200)	(2)
Cracker Barrel Old Country Store Inc	(500)	(47)
Crocs Inc *	(2,795)	(303)
Dana Inc	(8,679)	(131)
Darden Restaurants Inc	(2,745)	(380)
Dave & Buster's Entertainment Inc *	(1,100)	(39)
Deckers Outdoor Corp *	(1,166)	(465)
Dick's Sporting Goods Inc	(594)	(71)
Dollar General Corp	(2,520)	(621)
Dollar Tree Inc *	(2,282)	(323)
Domino's Pizza Inc	(797)	(276)
DoorDash Inc, Cl A *	(2,028)	(99)
Dorman Products Inc *	(1,803)	(146)
DR Horton Inc	(14,234)	(1,269)
DraftKings Inc, Cl A *	(5,477)	(62)
Duolingo Inc, Cl A *	(693)	(49)
eBay Inc	(6,246)	(259)
Ethan Allen Interiors Inc	(2,300)	(61)
Etsy Inc *	(1,163)	(139)
Everi Holdings Inc *	(2,000)	(29)
Expedia Group Inc *	(3,402)	(298)
Fisker *	(5,542)	(40)
Five Below Inc *	(787)	(139)
Floor & Decor Holdings Inc, Cl A *	(1,171)	(82)
Foot Locker Inc, Cl A	(1,300)	(49)
Ford Motor Co	(225,772)	(2,626)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Fox Factory Holding Corp *	(2,710)	$(247)
Frontdoor Inc *	(1,463)	(30)
GameStop Corp, Cl A *	(1,574)	(29)
Garmin Ltd	(6,927)	(639)
General Motors Co	(81,832)	(2,753)
Gentex Corp	(13,857)	(378)
Gentherm Inc *	(1,743)	(114)
Genuine Parts Co	(1,789)	(310)
G-III Apparel Group Ltd *	(2,800)	(38)
Goodyear Tire & Rubber Co/The *	(17,022)	(173)
GoPro Inc, Cl A *	(5,900)	(29)
Graham Holdings Co, Cl B	(112)	(68)
Grand Canyon Education Inc *	(549)	(58)
Green Brick Partners Inc *	(200)	(5)
Group 1 Automotive Inc	(297)	(54)
H&R Block Inc	(3,135)	(114)
Hanesbrands Inc	(13,929)	(89)
Harley-Davidson Inc, Cl A	(7,475)	(311)
Hasbro Inc	(6,144)	(375)
Helen of Troy Ltd *	(1,242)	(138)
Hilton Grand Vacations Inc *	(2,257)	(87)
Hilton Worldwide Holdings Inc	(6,127)	(774)
Holley *	(5,245)	(11)
Home Depot Inc/The	(11,362)	(3,589)
Hyatt Hotels Corp, Cl A *	(879)	(79)
Installed Building Products Inc	(1,052)	(90)
International Game Technology PLC	(1,900)	(43)
iRobot *	(924)	(44)
Jack in the Box Inc	(613)	(42)
KB Home	(2,851)	(91)
Kohl's Corp	(1,484)	(37)
Kontoor Brands Inc	(2,329)	(93)
Las Vegas Sands Corp *	(7,568)	(364)
Laureate Education Inc, Cl A	(5,000)	(48)
La-Z-Boy Inc, Cl Z	(1,758)	(40)
LCI Industries	(1,570)	(145)
Lear Corp	(3,578)	(444)
Leggett & Platt Inc	(6,563)	(212)
Lennar Corp, Cl A	(11,611)	(1,051)
Lennar Corp, Cl B	(593)	(44)
Leslie's Inc *	(3,500)	(43)
LGI Homes Inc *	(754)	(70)
Light & Wonder Inc, Cl A *	(2,005)	(117)
Lithia Motors Inc, Cl A	(390)	(80)
LKQ Corp	(3,013)	(161)
Lowe's Cos Inc	(7,041)	(1,403)
Lucid Group Inc *	(28,118)	(192)
Lululemon Athletica Inc *	(4,917)	(1,575)
Luminar Technologies, Cl A *	(14,252)	(71)
M/I Homes Inc *	(1,893)	(87)
Macy's Inc	(4,981)	(103)
Malibu Boats Inc, Cl A *	(1,268)	(68)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Marriott International Inc/MD, Cl A	(6,326)	$(942)
Marriott Vacations Worldwide Corp	(1,044)	(141)
Mattel Inc *	(17,637)	(315)
McDonald's Corp	(17,085)	(4,502)
MDC Holdings Inc	(2,346)	(74)
Meritage Homes Corp *	(1,559)	(144)
MGM Resorts International	(7,297)	(245)
Modine Manufacturing Co *	(4,072)	(81)
Mohawk Industries Inc *	(2,380)	(243)
Movado Group Inc	(1,700)	(55)
Murphy USA Inc	(293)	(82)
National Vision Holdings *	(200)	(8)
Newell Brands Inc, Cl B	(17,787)	(233)
NIKE Inc, Cl B	(53,837)	(6,299)
Nordstrom Inc	(3,100)	(50)
Norwegian Cruise Line Holdings Ltd *	(7,954)	(97)
NVR Inc *	(137)	(632)
Ollie's Bargain Outlet Holdings Inc *	(1,000)	(47)
O'Reilly Automotive Inc *	(706)	(596)
Oxford Industries Inc, Cl A	(495)	(46)
Papa John's International Inc, Cl A	(533)	(44)
Patrick Industries Inc	(990)	(60)
Peloton Interactive Inc, Cl A *	(10,825)	(86)
Penn Entertainment Inc *	(3,236)	(96)
Planet Fitness Inc, Cl A *	(1,652)	(130)
Polaris Inc	(2,518)	(254)
Pool Corp	(509)	(154)
PulteGroup Inc	(10,454)	(476)
PVH Corp	(2,984)	(211)
QuantumScape Corp, Cl A *	(15,035)	(85)
Ralph Lauren Corp, Cl A	(2,098)	(222)
Red Rock Resorts Inc, Cl A	(1,188)	(48)
RH *	(176)	(47)
Rivian Automotive Inc, Cl A *	(26,786)	(494)
Ross Stores Inc	(3,859)	(448)
Royal Caribbean Cruises Ltd *	(4,586)	(227)
SeaWorld Entertainment Inc *	(891)	(48)
Service Corp International/US	(3,635)	(251)
Shake Shack Inc, Cl A *	(1,100)	(46)
Signet Jewelers Ltd	(593)	(40)
Six Flags Entertainment Corp *	(700)	(16)
Skechers USA Inc, Cl A *	(5,945)	(249)
Skyline Champion Corp *	(1,890)	(97)
Solid Power *	(9,900)	(25)
Sonos Inc *	(5,146)	(87)
Standard Motor Products Inc	(1,183)	(41)
Starbucks Corp	(25,419)	(2,522)
Steven Madden Ltd	(3,612)	(115)
Strategic Education Inc	(900)	(70)
Stride Inc *	(1,300)	(41)
Sturm Ruger & Co Inc	(1,191)	(60)
Sweetgreen, Cl A *	(2,800)	(24)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Tapestry Inc	(11,906)	$(453)
Target Corp, Cl A	(5,243)	(781)
Taylor Morrison Home Corp, Cl A *	(5,214)	(158)
Tempur Sealy International Inc	(7,555)	(259)
Tesla Inc *	(35,118)	(4,326)
Texas Roadhouse Inc, Cl A	(1,784)	(162)
Thor Industries Inc	(3,077)	(232)
TJX Cos Inc/The	(13,328)	(1,061)
Toll Brothers Inc	(4,764)	(238)
TopBuild Corp *	(1,561)	(244)
Topgolf Callaway Brands Corp *	(5,578)	(110)
Tractor Supply Co	(1,223)	(275)
Travel + Leisure Co	(1,100)	(40)
Tri Pointe Homes Inc *	(3,726)	(69)
Ulta Beauty Inc *	(539)	(253)
Under Armour Inc, Cl A *	(7,830)	(80)
Under Armour Inc, Cl C *	(7,236)	(65)
Vail Resorts Inc	(1,065)	(254)
VF Corp	(16,764)	(463)
Victoria's Secret & Co *	(588)	(21)
Vista Outdoor Inc *	(2,300)	(56)
Visteon Corp *	(1,593)	(208)
Vizio Holding, Cl A *	(5,100)	(38)
Wayfair Inc, Cl A *	(576)	(19)
Wendy's Co/The	(3,834)	(87)
Whirlpool Corp	(2,759)	(390)
Williams-Sonoma Inc	(705)	(81)
Wingstop Inc, Cl A	(585)	(81)
Winnebago Industries Inc	(1,849)	(97)
Wolverine World Wide Inc	(4,665)	(51)
Wyndham Hotels & Resorts Inc	(2,342)	(167)
Wynn Resorts Ltd *	(2,179)	(180)
XPEL Inc *	(959)	(58)
YETI Holdings Inc *	(3,973)	(164)
Yum! Brands Inc	(6,487)	(831)

		(74,378)

Information Technology — (2.4)%
Advanced Micro Devices Inc *	(9,283)	(601)
Amphenol Corp, Cl A	(4,730)	(360)
Analog Devices Inc	(3,150)	(517)
Apple Inc	(45,212)	(5,874)
Applied Materials Inc	(5,195)	(506)
Arista Networks Inc *	(1,657)	(201)
Arrow Electronics Inc, Cl A *	(592)	(62)
Avnet Inc	(1,377)	(57)
Broadcom Inc	(2,351)	(1,315)
CDW Corp/DE	(1,162)	(208)
Ciena Corp *	(1,089)	(56)
Cirrus Logic Inc *	(193)	(14)
Cisco Systems Inc	(24,906)	(1,187)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Cognex Corp	(1,057)	$(50)
Corning Inc, Cl B	(6,094)	(195)
Dell Technologies Inc, Cl C	(1,400)	(56)
Enphase Energy Inc *	(766)	(203)
Entegris Inc	(1,186)	(78)
F5 Inc, Cl A *	(400)	(57)
First Solar Inc *	(594)	(89)
Hewlett Packard Enterprise Co	(6,596)	(105)
HP Inc	(5,896)	(158)
Intel Corp	(25,291)	(668)
Jabil Inc	(722)	(49)
Juniper Networks Inc	(2,733)	(87)
Keysight Technologies Inc *	(1,223)	(209)
KLA Corp	(804)	(303)
Lam Research Corp	(863)	(363)
Lattice Semiconductor Corp *	(991)	(64)
Lumentum Holdings Inc *	(495)	(26)
Marvell Technology Inc	(4,178)	(155)
Microchip Technology Inc	(3,011)	(212)
Micron Technology Inc	(7,105)	(355)
MKS Instruments Inc	(471)	(40)
Monolithic Power Systems Inc	(224)	(79)
Motorola Solutions Inc	(1,168)	(301)
National Instruments Corp	(1,400)	(52)
NetApp Inc	(1,826)	(110)
Novanta Inc *	(400)	(54)
NVIDIA Corp	(13,443)	(1,965)
ON Semiconductor Corp *	(2,855)	(178)
Pure Storage Inc, Cl A *	(1,188)	(32)
Qorvo Inc *	(456)	(41)
QUALCOMM Inc	(6,559)	(721)
Silicon Laboratories Inc *	(100)	(14)
Skyworks Solutions Inc	(1,181)	(108)
Synaptics Inc *	(297)	(28)
Teledyne Technologies Inc *	(344)	(138)
Teradyne Inc	(807)	(70)
Texas Instruments Inc	(5,840)	(965)
Trimble Inc *	(1,893)	(96)
Universal Display Corp	(495)	(53)
Western Digital Corp *	(1,658)	(52)
Wolfspeed Inc *	(593)	(41)
Zebra Technologies Corp, Cl A *	(255)	(65)

		(19,643)

Materials — (1.4)%
Air Products and Chemicals Inc	(2,504)	(772)
Albemarle Corp	(1,356)	(294)
Alcoa Corp	(1,741)	(79)
Alpha Metallurgical Resources Inc	(400)	(59)
Amcor PLC	(16,425)	(196)
AptarGroup Inc	(879)	(97)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Arconic *	(1,781)	$(38)
Ashland Inc	(1,078)	(116)
ATI Inc *	(2,386)	(71)
Avery Dennison Corp	(1,151)	(208)
Avient Corp	(1,287)	(44)
Axalta Coating Systems Ltd *	(2,484)	(63)
Balchem Corp	(100)	(12)
Ball Corp	(4,007)	(205)
Berry Global Group Inc	(2,054)	(124)
Cabot Corp	(277)	(19)
Celanese Corp, Cl A	(1,340)	(137)
CF Industries Holdings Inc	(2,358)	(201)
Chemours Co/The	(2,262)	(69)
Cleveland-Cliffs Inc *	(7,543)	(122)
Commercial Metals Co, Cl A	(1,317)	(64)
Constellium, Cl A *	(2,968)	(35)
Corteva Inc	(9,234)	(543)
Crown Holdings Inc	(1,122)	(92)
Dow Inc	(8,359)	(421)
DuPont de Nemours Inc	(6,211)	(426)
Eagle Materials Inc	(495)	(66)
Eastman Chemical Co	(1,457)	(119)
Ecolab Inc	(2,893)	(421)
Element Solutions Inc	(4,101)	(75)
FMC Corp	(1,386)	(173)
Freeport-McMoRan Inc, Cl B	(15,674)	(596)
Graphic Packaging Holding Co	(5,396)	(120)
HB Fuller Co	(983)	(70)
Hecla Mining Co	(592)	(3)
Huntsman Corp	(2,272)	(62)
Ingevity Corp *	(800)	(56)
International Flavors & Fragrances Inc	(3,160)	(331)
International Paper Co	(5,095)	(177)
Livent Corp *	(2,078)	(41)
Louisiana-Pacific Corp	(1,197)	(71)
LyondellBasell Industries NV, Cl A	(3,266)	(271)
Martin Marietta Materials Inc, Cl A	(829)	(280)
Minerals Technologies Inc	(990)	(60)
Mosaic Co/The	(3,766)	(165)
MP Materials Corp *	(500)	(12)
Newmont Corp	(9,043)	(427)
Nucor Corp	(2,909)	(384)
Olin Corp	(1,152)	(61)
Packaging Corp of America	(1,176)	(150)
PPG Industries Inc	(2,626)	(330)
Reliance Steel & Aluminum Co	(702)	(142)
Royal Gold Inc, Cl A	(790)	(89)
RPM International Inc	(1,482)	(144)
Sealed Air Corp	(1,614)	(81)
Sensient Technologies Corp	(700)	(51)
Sherwin-Williams Co/The, Cl A	(2,793)	(663)
Silgan Holdings Inc	(2,185)	(113)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Sonoco Products Co	(1,187)	$(72)
SSR Mining Inc	(3,500)	(55)
Steel Dynamics Inc	(2,096)	(205)
Stepan Co	(500)	(53)
Summit Materials Inc, Cl A *	(1,610)	(46)
Tronox Holdings	(2,473)	(34)
United States Steel Corp	(2,927)	(73)
Valvoline Inc	(1,781)	(58)
Vulcan Materials Co	(1,776)	(311)
Warrior Met Coal Inc	(200)	(7)
Westlake Corp	(594)	(61)
Westrock Co	(3,792)	(133)

		(11,419)

Total Common Stock Sold Short
(Proceeds $129,305) ($ Thousands)		(110,533)

FOREIGN COMMON STOCK SOLD SHORT— (0.3)%
Peru — (0.0)%
Southern Copper Corp	(1,391)	(84)

United Kingdom — (0.3)%
Linde PLC	(5,852)	(1,909)

Total Foreign Common Stock Sold Short
(Proceeds $1,664) ($ Thousands)		(1,993)

Total Investments Sold Short — (13.7)%
(Proceeds $130,969) ($ Thousands)		$(112,526)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $693) ($ Thousands)		$(201)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at December 31, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options
March 2023, Natural Gas Future^	120	$7,200	$6.00	2/18/2023	$143

Total Purchased Option		$7,200			$143
WRITTEN OPTIONS — 0.0%
Put Options
March 2023, Natural Gas Future^	(8)	$(400)	5.00	02/18/23	$(91)

Call Options
March 2023, Natural Gas Future^	(120)	$(7,800)	6.50	02/18/23	$(105)
March 2023, Natural Gas Future^	(7)	(490)	7.00	02/18/23	(5)

		$(8,290)			(110)

Total Written Options		$(8,690)			$(201)

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Brent Crude^	77	Jan-2023	$6,516	$6,615	$99
Brent Crude^	23	Jul-2023	1,883	1,911	28
Brent Crude^	11	May-2023	932	926	(6)
Brent Crude^	11	Mar-2023	1,000	938	(62)
Coffee C^	8	Jul-2023	487	500	13
Coffee C^	4	Sep-2023	246	249	3
Coffee C^	2	Mar-2023	124	125	1
Coffee C^	4	May-2023	259	250	(9)
Copper^	6	Sep-2023	577	572	(5)
Copper^	13	Jul-2023	1,208	1,240	32
Copper^	6	May-2023	563	572	9
Copper^	9	Mar-2023	841	857	16
Copper^	12	May-2023	1,156	1,144	(11)
Corn^	124	Mar-2023	4,179	4,207	28
Corn^	24	May-2023	808	814	5
Corn^	49	Jul-2023	1,639	1,646	7
Corn^	26	Sep-2023	791	815	24
Cotton No. 2^	3	May-2023	133	125	(8)
Cotton No. 2^	3	Dec-2023	117	121	4
Cotton No. 2^	7	Jul-2023	290	292	2
Cotton No. 2^	8	Mar-2023	322	333	11
Gasoline^	9	Feb-2023	842	937	95
Gasoline^	6	Jun-2023	650	647	(4)
Gasoline^	3	Aug-2023	285	312	28
Gasoline^	3	Apr-2023	317	330	13
Gold^	66	Feb-2023	11,627	12,053	426
Gold^	11	Apr-2023	1,989	2,026	37
Gold^	11	Jun-2023	1,901	2,043	143
Gold^	21	Aug-2023	3,822	3,935	112
KC HRW Wheat^	41	Mar-2023	1,766	1,820	55
KC HRW Wheat^	11	Jul-2023	516	482	(33)
KC HRW Wheat^	6	Sep-2023	253	263	10

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
KC HRW Wheat^	6	May-2023	$270	$265	$(6)
KC HRW Wheat^	7	Mar-2023	323	311	(12)
Lean Hogs^	6	Aug-2023	253	261	8
Lean Hogs^	6	Apr-2023	227	229	2
Lean Hogs^	6	Jul-2023	255	263	8
Lean Hogs^	6	Jun-2023	233	262	29
Lean Hogs^	34	Feb-2023	1,228	1,193	(35)
Live Cattle^	17	Aug-2023	1,054	1,072	17
Live Cattle^	8	Jun-2023	490	505	15
Live Cattle^	8	Apr-2023	505	518	13
Live Cattle^	11	Feb-2023	684	695	10
LME Lead^	31	Mar-2023	1,699	1,790	91
LME Nickel^	3	May-2023	414	544	130
LME Nickel^	6	Jul-2023	912	1,094	181
LME Nickel^	3	Sep-2023	545	550	5
LME Nickel^	11	Mar-2023	1,752	1,983	231
LME Primary Aluminum^	7	Sep-2023	440	425	(14)
LME Primary Aluminum^	5	Mar-2023	298	297	(1)
LME Primary Aluminum^	7	May-2023	407	419	12
LME Primary Aluminum^	15	Jul-2023	887	905	18
LME Zinc^	71	Mar-2023	5,423	5,283	(139)
LME Zinc^	5	May-2023	388	370	(18)
LME Zinc^	5	Sep-2023	401	366	(36)
LME Zinc^	9	Jul-2023	635	662	27
Low Sulphur Gasoil^	70	Mar-2023	5,990	6,178	188
Low Sulphur Gasoil^	10	Jul-2023	873	812	(61)
Low Sulphur Gasoil^	5	Sep-2023	385	400	15
Low Sulphur Gasoil^	5	May-2023	448	416	(32)
Natural Gas^	57	Jun-2023	2,899	2,370	(529)
Natural Gas^	29	Aug-2023	1,478	1,192	(286)
Natural Gas^	225	Feb-2023	12,734	9,234	(3,500)
Natural Gas^	30	Apr-2023	1,473	1,179	(294)
NY Harbor ULSD^	3	Aug-2023	339	363	24
NY Harbor ULSD^	3	Apr-2023	372	376	3
NY Harbor ULSD^	35	Feb-2023	4,330	4,673	343
NY Harbor ULSD^	6	Jun-2023	750	734	(16)
NYMEX Cocoa^	75	Mar-2023	1,941	1,950	9
Palladium^	1	Mar-2023	200	180	(20)
Platinum^	7	Apr-2023	353	379	26
Silver^	5	Sep-2023	600	615	15
Silver^	11	Jul-2023	1,199	1,341	143
Silver^	64	Mar-2023	6,851	7,693	842
Silver^	6	May-2023	647	726	79
Soybean^	21	Jul-2023	1,513	1,610	97
Soybean^	11	May-2023	796	842	46
Soybean^	36	Mar-2023	2,619	2,743	125
Soybean^	12	Nov-2023	835	850	15
Soybean Meal^	12	Dec-2023	500	494	(6)
Soybean Meal^	164	Mar-2023	7,133	7,724	592
Soybean Meal^	11	May-2023	450	507	57
Soybean Meal^	23	Jul-2023	924	1,045	121
Soybean Oil^	180	Mar-2023	6,878	6,920	42
Soybean Oil^	12	Dec-2023	427	445	18
Soybean Oil^	24	Jul-2023	938	915	(23)
Soybean Oil^	12	May-2023	450	460	10
Sugar No. 11^	220	Apr-2023	4,746	4,613	(133)
Sugar No. 11^	19	Apr-2023	384	398	14
Sugar No. 11^	81	Feb-2023	1,756	1,818	62

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Sugar No. 11^	41	Jun-2023	$806	$826	$19
Sugar No. 11^	21	Sep-2023	415	419	4
U.S. 2-Year Treasury Note	193	Mar-2023	39,540	39,580	40
Wheat^	20	Jul-2023	852	803	(49)
Wheat^	10	May-2023	422	399	(22)
Wheat^	8	Mar-2023	323	317	(7)
Wheat^	10	Sep-2023	385	405	19
WTI Crude Oil^	14	Aug-2023	1,031	1,104	73
WTI Crude Oil^	27	Jun-2023	2,177	2,155	(22)
WTI Crude Oil^	13	Apr-2023	1,040	1,046	6
WTI Crude Oil^	82	Feb-2023	6,365	6,597	232
			195,329	195,208	(122)
Short Contracts
Coffee C^	(2)	Mar-2023	$(120)	$(125)	$(5)
Cotton No. 2^	(9)	Mar-2023	(374)	(375)	(1)
Feeder Cattle^	(29)	Mar-2023	(2,688)	(2,700)	(12)
Japanese 10-Year Bond	(15)	Mar-2023	(16,301)	(16,536)	324
Lean Hogs^	(10)	Feb-2023	(361)	(351)	11
LME Primary Aluminum^	(22)	Mar-2023	(1,303)	(1,305)	(1)
MSCI EAFE Index	(141)	Mar-2023	(14,225)	(13,743)	482
S&P 500 Index E-MINI	(139)	Mar-2023	(28,185)	(26,834)	1,351
U.S. 5-Year Treasury Note	(106)	Mar-2023	(11,441)	(11,441)	1
U.S. Ultra Long Treasury Bond	(38)	Mar-2023	(5,213)	(5,104)	109
Ultra 10-Year U.S. Treasury Note	(158)	Mar-2023	(19,095)	(18,688)	406
Wheat^	(3)	Mar-2023	(111)	(119)	(8)
			(99,417)	(97,321)	2,657
			$95,912	$97,887	$2,535

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
UBS	02/27/23	EUR	3,347	USD	3,533	$(52)

A list of open OTC swap agreements held by the Fund at December 31, 2022, are as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.BBB.6	3.00%	Monthly	05/11/2063	$66	$(17)	$(8)	$(9)
Credit Suisse	CMBX.BBB.6	3.00%	Monthly	05/11/2063	1	—	—	—
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	11	(3)	(1)	(2)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	4	(1)	—	(1)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	20	(5)	(2)	(3)
Deutsche Bank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	17	(5)	(2)	(3)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	20	(5)	(2)	(3)
Citibank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	17	(4)	(2)	(2)
Deutsche Bank	CMBX.BBB.6	3.00%	Monthly	05/11/2063	124	(30)	(14)	(16)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	18	(7)	(1)	(6)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	160	(41)	(9)	(32)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	267	(68)	(18)	(50)
Credit Suisse	CMBX.NA.BBB.6	3.00%	Monthly	12/31/2049	141	(35)	(9)	(26)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	19	(5)	(2)	(3)
CGG	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(5)	(2)	(3)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	15	(5)	(2)	(3)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	2	(1)	—	(1)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	$58	$(14)	$(6)	$(8)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	2	(3)	—	(3)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	10	(3)	(1)	(2)
Citibank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	37	(9)	(4)	(5)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	312	(78)	(36)	(42)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	9	(3)	(1)	(2)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	31	(8)	(3)	(5)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	69	(17)	(7)	(10)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	134	(35)	(13)	(22)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	205	(51)	(26)	(25)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	121	(30)	(10)	(20)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	28	(7)	(3)	(4)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	125	(31)	(11)	(20)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	40	(10)	(4)	(6)
Goldman Sachs	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	19	(5)	(2)	(3)
Deutsche Bank	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	69	(18)	(7)	(11)
JPMorgan Chase	CMBX.NA.BBB.6	3.00%	Monthly	05/11/2063	109	(27)	(13)	(14)
						$(586)	$(221)	$(365)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	IBOXHY-TRS-652981	IBOXX USD LIQUID HY Index	3-MONTH USD LIBOR	Annually	03/20/2023	USD	4,300	$45	$–	$45
Morgan Stanley	IBOXHY-TRS-670730	IBOXX USD LIQUID HY Index	3-MONTH USD LIBOR	Annually	03/20/2023	USD	16,070	260	–	260
								$305	$–	$305

A list of open centrally cleared swap agreements held by the Fund at December 31, 2022, are as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S38.V1 5-Year	1.00%	Quarterly	06/20/2027	$79,410	$(835)	$(959)	$124
CDX.NA.HY.S38.V1 5-Year	5.00%	Quarterly	06/20/2027	4,366	(90)	(178)	88
Malaysia-634853	1.00%	Quarterly	06/20/2027	39,000	(426)	(532)	106
Malaysia-658305	1.00%	Quarterly	12/20/2027	39,000	(364)	(234)	(130)
					$(1,715)	$(1,903)	$188

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S38.V1 5-Year	1.00%	Quarterly	06/20/2027	$22,683	$238	$131	$107
CDX.NA.HY.S38.V1 5-Year	5.00%	Quarterly	06/20/2027	477	10	1	9
CDX.NA.HY.S38.V1 5-Year	1.00%	Quarterly	06/20/2027	41,293	434	276	158
CDX.NA.HY.S38.V1 5-Year	5.00%	Quarterly	06/20/2027	811	17	11	6
CDX.NA.HY.S38.V1 5-Year	5.00%	Quarterly	06/20/2027	716	15	4	11
CDX-NA.HY.S38.V2 5-Year	5.00%	Quarterly	06/20/2027	1,633	33	(20)	53
CDX-NA.HY.S38.V2 5-Year	5.00%	Quarterly	06/20/2027	730	15	4	11
CDX-NA.IG.S38.V1 5-Year	1.00%	Quarterly	06/20/2027	15,434	162	168	(6)
Malaysia-658304	1.00%	Quarterly	06/20/2027	39,000	426	329	97
					$1,350	$904	$446

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Inflation Managed Fund (Concluded)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD @ 0%	USD CPI	Annually	01/15/2027	USD	6,000	$677	$–	$677
3 MONTH USD - LIBOR	2.31%	Semi-Annually	05/18/2025	USD	2,820	139	–	139
1.99%	3-MONTH USD - LIBOR	Semi-Annually	04/21/2025	USD	2,760	153	–	153
2.49%	3-MONTH USD - LIBOR	Semi-Annually	06/09/2025	USD	1,710	79	–	79
2.293%	3-MONTH USD - LIBOR	Semi-Annually	08/04/2025	USD	2,717	141	–	141
2.631%	3-MONTH USD - LIBOR	Semi-Annually	11/10/2035	USD	1,190	141	–	141
1.60%	3-MONTH USD - LIBOR	Semi-Annually	10/25/2026	USD	6,110	540	–	540
1.66%	3-MONTH USD - LIBOR	Semi-Annually	11/08/2026	USD	1,490	131	–	131
1.67%	3-MONTH USD - LIBOR	Semi-Annually	11/09/2026	USD	1,490	130	–	130
2.44%	3-MONTH USD - LIBOR	Semi-Annually	04/04/2027	USD	10,400	657	–	657
2.3545%	3-MONTH USD - LIBOR	Semi-Annually	07/12/2027	USD	1,075	74	–	74
2.1495%	3-MONTH USD - LIBOR	Semi-Annually	06/04/2029	USD	4,220	416	–	416
1.593%	3-MONTH USD - LIBOR	Semi-Annually	09/27/2029	USD	2,230	300	–	300
0.5575%	3-MONTH USD - LIBOR	Semi-Annually	06/05/2027	USD	15,800	2,219	–	2,219
1.6165%	3 MONTH USD- LIBOR	Semi-Annually	05/21/2031	USD	18,720	2,993	–	2,993
						$8,790	$–	$8,790

A list of the reverse repurchase agreements outstanding as of December 31, 2022 was as follows:

Multi-Asset Inflation Managed Fund
Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$(116,400)	Chase Securities	3.87%	$(116,400)
			$(116,400)

Percentages are based on Net Assets of $822,383 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2022.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $81,271 ($ Thousands), representing 9.9% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Perpetual security with no stated maturity date.
(F)	Zero coupon security.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 33.8%
Communication Services — 1.9%
AT&T Inc.
4.753%, 01/18/2023 (A)	12,000	$11,971

Consumer Discretionary — 5.6%
American Honda Finance Corp
4.741%, 02/03/2023 (A)	12,000	11,945
Harley-Davidson Financial Services
5.135%, 01/18/2023 (A)	12,000	11,970
Parker-Hannifin Corp.
4.694%, 01/04/2023 (A)	12,000	11,992

		35,907

Consumer Staples — 3.7%
Conagra Brands Inc.
5.022%, 01/13/2023 (A)	11,750	11,728
Walgreens Boots Alliance Inc.
4.919%, 01/17/2023 (A)	11,750	11,722

		23,450

Energy — 1.6%
Centennial Energy Holdings
5.020%, 01/17/2023 (A)	10,150	10,126

Financials — 10.3%
Aviation Capital Group LLC
5.124%, 01/03/2023 (A)	12,000	11,994
Barclays US
4.284%, 01/17/2023 (A)	12,000	11,974
General Motors Financial
4.748%, 01/09/2023 (A)	12,000	11,984
Intesa Funding LLC
4.292%, 01/03/2023 (A)	10,300	10,294
Southern California Edison
4.823%, 01/18/2023 (A)	8,000	7,980
VW Credit Inc.
4.891%, 02/22/2023 (A)	11,750	11,665

		65,891

Health Care — 1.8%
Humana Inc.
4.827%, 01/23/2023 (A)	11,750	11,713

Information Technology — 1.9%
Oracle Corp.
4.578%, 01/05/2023 (A)	12,000	11,991

Description	Face Amount (Thousands)		Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Materials — 1.9%
Dow Chemicals Co.
4.549%, 01/19/2023 (A)		12,000	$11,969

Utilities — 5.1%
Brookfield Infrastructure Holdings Canada
4.998%, 01/10/2023 (A)		12,000	11,983
Enel Finance America LLC
5.242%, 01/17/2023 (A)		12,000	11,971
WGL Holdings Inc.
157.185%, 01/05/2023 (A)		9,050	9,044

			32,998

Total Commercial Paper
(Cost $216,063) ($ Thousands)			216,016

	Shares
EXCHANGE TRADED FUNDS — 5.5%

Invesco Nasdaq 100 ETF		36	4
Vanguard Mortgage-Backed Securities ETF		75	3
Energy Select Sector SPDR Fund		6	1
Financial Select Sector SPDR Fund		10	—
Industrial Select Sector SPDR Fund		1	—
Invesco QQQ Trust Series 1, Ser 1		9	2
iShares China Large-Cap ETF		20	1
iShares Core S&P 500 ETF		42,145	16,193
Lyxor FTSE MIB UCITS ETF		2	—
SPDR S&P Homebuilders ETF		20	1
Vanguard Health Care ETF		3	1
Vanguard Intermediate-Term Corporate Bond ETF		24,335	1,886
Vanguard Long-Term Corporate Bond ETF		10,550	799
Vanguard S&P 500 ETF		45,998	16,161
Vanguard Small-Capital ETF		8	1
WisdomTree Japan Hedged Equity Fund		12	1

Total Exchange Traded Funds
(Cost $25,022) ($ Thousands)			35,054

	Face Amount (Thousands)
SOVEREIGN DEBT — 4.8%

Japan Treasury Discount Bill
-0.142%, 02/27/2023(B)(C)	JPY	1,463,150	11,092
Japanese Government CPI Linked Bond
0.100%, 03/10/2026		1,401,545	11,021
0.100%, 03/10/2027		1,120,493	8,895

Total Sovereign Debt
(Cost $34,420) ($ Thousands)			31,008

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$620	$697
3.625%, 04/15/2028	350	381
3.375%, 04/15/2032	97	112
2.500%, 01/15/2029	386	403
2.375%, 01/15/2025	691	691
2.375%, 01/15/2027	363	370
2.125%, 02/15/2040	198	209
2.125%, 02/15/2041	323	342
2.000%, 01/15/2026	184	184
1.750%, 01/15/2028	506	506
1.625%, 10/15/2027	309	309
1.375%, 02/15/2044	552	512
1.000%, 02/15/2046	300	254
1.000%, 02/15/2048	270	227
1.000%, 02/15/2049	261	218
0.875%, 01/15/2029	651	620
0.875%, 02/15/2047	368	301
0.750%, 07/15/2028	775	738
0.750%, 02/15/2042	383	321
0.750%, 02/15/2045	596	482
0.625%, 01/15/2024	1,043	1,021
0.625%, 01/15/2026	759	729
0.625%, 07/15/2032	1,105	1,012
0.625%, 02/15/2043	395	319
0.500%, 04/15/2024	643	625
0.500%, 01/15/2028	995	935
0.375%, 07/15/2025	1,022	981
0.375%, 01/15/2027	880	829
0.375%, 07/15/2027	869	819
0.250%, 01/15/2025	1,181	1,133
0.250%, 07/15/2029	858	786
0.250%, 02/15/2050	354	238
0.125%, 07/15/2024	608	588
0.125%, 10/15/2024	1,124	1,082
0.125%, 04/15/2025	1,065	1,015
0.125%, 10/15/2025	251	238
0.125%, 10/15/2025	659	626
0.125%, 04/15/2026	745	701
0.125%, 07/15/2026	713	672
0.125%, 10/15/2026	884	829
0.125%, 04/15/2027	871	811
0.125%, 01/15/2030	885	795
0.125%, 07/15/2030	1,011	905
0.125%, 01/15/2031	1,154	1,025
0.125%, 07/15/2031	1,095	968
0.125%, 01/15/2032	1,178	1,032
0.125%, 02/15/2051	388	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 02/15/2052	$444	$287

Total U.S. Treasury Obligations
(Cost $31,355) ($ Thousands)		29,128

U.S. GOVERNMENT AGENCY OBLIGATION — 2.0%
FHLB
1.375%, 02/17/2023	12,910	12,863

Total U.S. Government Agency Obligation
(Cost $12,929) ($ Thousands)		12,863

	Shares
COMMON STOCK — 0.8%

Communication Services — 0.0%
Alphabet Inc, Cl A *	389	34
AMC Entertainment Holdings Inc, Cl A	373	1
AT&T Inc	647	12
IAC Inc *	13	1
New York Times Co/The, Cl A	254	8
Omnicom Group Inc	366	30
Playtika Holding Corp *	142	1
Sirius XM Holdings Inc	7,534	44
Take-Two Interactive Software Inc, Cl A *	88	9
Trade Desk Inc/The, Cl A *	69	3
Walt Disney Co/The *	180	16
World Wrestling Entertainment Inc, Cl A	322	22
ZoomInfo Technologies Inc, Cl A *	753	23

		204
Consumer Discretionary — 0.1%
Amazon.com Inc, Cl A *	491	41
Booking Holdings Inc *	4	8
BorgWarner Inc	218	9
Coupang, Cl A *	357	5
Ferrari	38	8
Garmin Ltd	718	66
Harley-Davidson Inc, Cl A	50	2
Leggett & Platt Inc	698	23
LKQ Corp	266	14
Mattel Inc *	1,349	24
McDonald's Corp	116	31
O'Reilly Automotive Inc *	61	51
Service Corp International/US	329	23
Starbucks Corp	139	14
Stellantis	2,194	31
Tempur Sealy International Inc	262	9
TJX Cos Inc/The	646	51
Topgolf Callaway Brands Corp *	392	8
Under Armour Inc, Cl C *	2,445	22
Wendy's Co/The	977	22

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yum! Brands Inc	147	$19

		481
Consumer Staples — 0.1%
Church & Dwight Co Inc	91	7
Coca-Cola Co/The	357	23
Estee Lauder Cos Inc/The, Cl A	133	33
Hershey Co/The	94	22
Keurig Dr Pepper Inc	1,233	44
Lamb Weston Holdings Inc	265	24
McCormick & Co Inc/MD	469	39
Mondelez International Inc, Cl A	687	46
Olaplex Holdings Inc *	1,121	6
PepsiCo Inc	185	33
Philip Morris International Inc	223	23
Procter & Gamble Co/The	405	61
Sprouts Farmers Market Inc *	669	22
Sysco Corp, Cl A	296	22
Tyson Foods Inc, Cl A	71	4
US Foods Holding Corp *	255	9
Walgreens Boots Alliance Inc	786	29

		447
Energy — 0.0%
Antero Midstream Corp	6,396	69
Chevron Corp	256	46
Crescent Point Energy Corp	1,291	9
Enbridge	512	20
Magnolia Oil & Gas Corp, Cl A	969	23
New Fortress Energy Inc, Cl A	175	7
Pembina Pipeline	382	13

		187
Financials — 0.1%
American Express Co	81	12
American International Group Inc	74	5
Bank of Montreal	260	23
Bank of New York Mellon Corp/The	525	24
Bank OZK	1,127	45
Berkshire Hathaway Inc, Cl B *	91	28
Blue Owl Capital Inc, Cl A	1,939	21
Canadian Imperial Bank of Commerce	418	17
Carlyle Group Inc/The	284	9
Cincinnati Financial Corp	383	39
CME Group Inc, Cl A	237	40
Comerica Inc	170	11
Fifth Third Bancorp	714	23
Franklin Resources Inc	825	22
FS KKR Capital Corp	1,298	23
Hartford Financial Services Group Inc/The	302	23
Intercontinental Exchange Inc	672	69
Jefferies Financial Group Inc	44	2
JPMorgan Chase & Co	369	49

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lazard Ltd, Cl A	226	$8
Lincoln National Corp	280	9
Manulife Financial	2,577	46
Marsh & McLennan Cos Inc	268	44
MetLife Inc	972	70
Nasdaq Inc, Cl A	362	22
Old Republic International Corp	267	6
Owl Rock Capital	1,908	22
PNC Financial Services Group Inc/The	148	23
Progressive Corp/The	202	26
Prudential Financial Inc	235	23
Royal Bank of Canada	246	23
S&P Global Inc	78	26
T Rowe Price Group Inc	157	17
Toronto-Dominion Bank	244	16
Truist Financial Corp	1,110	48
Zions Bancorp NA	215	11

		925
Health Care — 0.1%
Abbott Laboratories	640	70
Agilent Technologies Inc	13	2
Amgen Inc, Cl A	87	23
Avantor Inc *	1,039	22
Baxter International Inc	430	22
Beam Therapeutics *	25	1
Cardinal Health Inc	286	22
CVS Health Corp	233	22
Danaher Corp, Cl A	120	32
Elanco Animal Health Inc *	1,801	22
Exact Sciences Corp *	28	1
Gilead Sciences Inc	354	31
Humana Inc	44	23
Intellia Therapeutics *	300	10
Ionis Pharmaceuticals Inc *	233	9
Johnson & Johnson	187	33
Laboratory Corp of America Holdings	99	23
Lantheus Holdings Inc *	371	19
Medtronic PLC	636	49
Merck & Co Inc	382	42
Novocure Ltd *	117	9
Seagen Inc *	198	25
Stryker Corp	49	12
Thermo Fisher Scientific Inc	13	7
UnitedHealth Group Inc	84	45
Vertex Pharmaceuticals Inc *	39	11
Zoetis Inc, Cl A	318	47

		634
Industrials — 0.1%
3M Co	185	22
Aerojet Rocketdyne Holdings Inc *	417	23
Atlas	2,274	35

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CH Robinson Worldwide Inc	398	$36
ChargePoint Holdings Inc *	241	2
CSX Corp	698	22
Cummins Inc	99	24
Eaton Corp PLC	155	25
Emerson Electric Co	256	25
Equifax Inc	46	9
Fastenal Co, Cl A	926	44
GXO Logistics Inc *	189	8
Honeywell International Inc	135	29
Illinois Tool Works Inc	51	11
Ingersoll Rand Inc	170	9
JB Hunt Transport Services Inc	28	5
Johnson Controls International plc	398	26
Masco Corp	364	17
Norfolk Southern Corp	38	9
Rockwell Automation Inc	36	9
Ryder System Inc	16	1
United Parcel Service Inc, Cl B	187	33
Westinghouse Air Brake Technologies Corp	202	20

		444
Information Technology — 0.1%
Accenture PLC, Cl A	77	21
Analog Devices Inc	72	12
Apple Inc	584	76
Asana, Cl A *	157	2
Autodesk Inc, Cl A *	51	10
Automatic Data Processing Inc	51	12
Broadcom Inc	33	19
Ciena Corp *	143	7
Cirrus Logic Inc *	110	8
Cisco Systems Inc	350	17
Cognizant Technology Solutions Corp, Cl A	802	46
Dell Technologies Inc, Cl C	209	8
Dropbox Inc, Cl A *	372	8
Dynatrace Inc *	224	9
Fidelity National Information Services Inc, Cl B	146	10
Freshworks, Cl A *	572	8
Gitlab, Cl A	61	3
Hewlett Packard Enterprise Co	496	8
HubSpot Inc *	15	4
Intuit Inc	13	5
Keysight Technologies Inc *	54	9
Lattice Semiconductor Corp *	245	16
Logitech International	84	5
Marvell Technology Inc	196	7
Mastercard Inc, Cl A	63	22
Microsoft Corp	963	231
New Relic Inc *	14	1
Paychex Inc	268	31

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pure Storage Inc, Cl A *	229	$6
Salesforce Inc *	105	14
Samsara, Cl A *	788	10
Teradyne Inc	289	25
Texas Instruments Inc	183	30
Universal Display Corp	75	8

		708
Materials — 0.0%
Alamos Gold Inc, Cl A	2,354	24
Ball Corp	164	8
Berry Global Group Inc	67	4
Commercial Metals Co, Cl A	176	9
Crown Holdings Inc	37	3
DuPont de Nemours Inc	306	21
Ecolab Inc	220	32
Franco-Nevada	159	22
Linde PLC	106	35
Martin Marietta Materials Inc, Cl A	90	30
PPG Industries Inc	74	9
Sherwin-Williams Co/The, Cl A	43	10
Westrock Co	220	8

		215
Real Estate — 0.1%
American Tower Corp, Cl A ‡	109	23
CBRE Group Inc, Cl A *	296	23
Equinix Inc ‡	16	11
Host Hotels & Resorts Inc ‡	392	6
Invitation Homes Inc ‡	1,464	43
Kimco Realty Corp ‡	2,011	43
Realty Income Corp ‡	352	22
STAG Industrial Inc ‡	1,366	44
VICI Properties Inc ‡	1,041	34
Weyerhaeuser Co ‡	1,831	57

		306
Utilities — 0.1%
American Electric Power Co Inc	356	34
CenterPoint Energy Inc	933	28
Dominion Energy Inc	572	35
Duke Energy Corp	37	4
Edison International	89	6
Exelon Corp	1,091	47
PPL Corp	156	4
Public Service Enterprise Group Inc	211	13
Sempra Energy	272	42
Southern Co/The	652	46
Vistra Corp	941	22
Xcel Energy Inc	314	22

		303

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Capital Stability Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $4,864) ($ Thousands)		$4,854

Total Investments in Securities — 51.5%
(Cost $324,653) ($ Thousands)		$328,923

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Amsterdam Index	1	Jan-2023	$156	$147	$(9)
Australian 10-Year Bond	19	Mar-2023	1,567	1,491	(69)
Australian 3-Year Bond	1	Mar-2023	75	72	(1)
CAC40 10 Euro Index	3	Jan-2023	215	207	(9)
Canadian 10-Year Bond	73	Mar-2023	6,824	6,603	(151)
DAX Index	3	Mar-2023	1,162	1,120	(46)
Euro STOXX 50	16	Mar-2023	666	646	(23)
Euro-OAT	14	Mar-2023	1,997	1,902	(131)
FTSE 100 Index	9	Mar-2023	837	808	(4)
Hang Seng Index	1	Feb-2023	127	128	1
IBEX	21	Jan-2023	1,854	1,837	(24)
Long Gilt 10-Year Bond	30	Apr-2023	3,743	3,605	(173)
MSCI EAFE Index	84	Mar-2023	8,340	8,188	(153)
MSCI Emerging Markets	160	Mar-2023	7,834	7,675	(159)
NASDAQ 100 Index E-MINI	3	Mar-2023	710	661	(49)
Nikkei 225 Index	2	Mar-2023	280	258	(22)
Nikkei 225 Index	19	Mar-2023	384	376	(22)
OMX Stockholm 30	81	Jan-2023	1,686	1,587	(69)
Russell 2000 Index E-MINI	1	Mar-2023	92	89	(3)
S&P 500 Index E-MINI	78	Mar-2023	15,550	15,058	(493)
S&P Mid Cap 400 Index E-MINI	7	Mar-2023	1,763	1,710	(54)
S&P TSX 60 Index	1	Mar-2023	179	173	(6)
SPI 200 Index	5	Mar-2023	614	593	(12)
U.S. 2-Year Treasury Note	6	Apr-2023	1,232	1,230	(1)
U.S. 5-Year Treasury Note	183	Apr-2023	19,804	19,751	(53)
U.S. 10-Year Treasury Note	128	Mar-2023	14,507	14,374	(133)
U.S. Long Treasury Bond	13	Mar-2023	1,648	1,629	(18)
U.S. Ultra Long Treasury Bond	10	Mar-2023	1,386	1,343	(43)
			95,232	93,261	(1,929)
Short Contracts
Japanese 10-Year Bond	(11)	Mar-2023	$(11,954)	$(12,127)	$238
MSCI Singapore Index	(13)	Feb-2023	(282)	(282)	3
S&P 500 Index E-MINI	(88)	Mar-2023	(17,275)	(16,988)	287
S&P TSX 60 Index	(1)	Mar-2023	(170)	(173)	(1)
SPI 200 Index	(3)	Mar-2023	(360)	(356)	7
			(30,041)	(29,926)	534
			$65,191	$63,335	$(1,395)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
ANZ	01/19/23	THB	110,232	USD	2,988	$(202)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/04/23	BRL	4,129	USD	781	$(1)
Bank of America	01/18/23	GBP	1,180	USD	1,427	7
Bank of America	01/19/23	AUD	1,290	USD	828	(47)
Bank of America	01/19/23	COP	895,066	USD	183	(1)
Bank of America	01/26/23	USD	809	PHP	46,157	22
Bank of America	01/26/23	PHP	46,160	USD	775	(56)
Bank of America	01/26/23	IDR	9,534,550	USD	607	(10)
Bank of America	01/30/23	USD	874	KRW	1,241,690	115
Bank of America	01/30/23	KRW	296,368	USD	206	(30)
Bank of America	02/02/23	USD	776	BRL	4,129	1
Bank of America	02/16/23	USD	830	CNH	5,786	10
Bank of America	03/16/23	USD	799	TWD	24,043	(9)
Barclays PLC	01/04/23	USD	775	BRL	4,129	7
Barclays PLC	01/26/23	PHP	50,112	USD	905	3
Barclays PLC	03/16/23	USD	1,105	MYR	4,855	13
Barclays PLC	03/16/23	INR	144,964	USD	1,740	(3)
BNP Paribas	01/19/23	USD	855	COP	4,168,257	2
BNP Paribas	01/19/23	COP	616,251	USD	126	(1)
BNP Paribas	01/26/23	USD	2,282	IDR	35,590,236	21
BNP Paribas	02/16/23	CNY	15,114	USD	2,150	(45)
BNP Paribas	03/16/23	USD	575	INR	47,657	(2)
Brown Brothers Harriman	01/18/23 - 03/01/23	CHF	672	USD	726	(3)
Brown Brothers Harriman	01/18/23	USD	683	GBP	575	8
Brown Brothers Harriman	01/18/23	GBP	339	USD	413	6
Brown Brothers Harriman	01/18/23	GBP	472	USD	566	(2)
Brown Brothers Harriman	01/18/23 - 01/30/23	EUR	1,048	USD	1,095	(26)
Brown Brothers Harriman	01/18/23 - 02/09/23	USD	1,123	JPY	150,589	23
Brown Brothers Harriman	01/19/23	USD	685	AUD	1,024	10
Brown Brothers Harriman	01/18/23	USD	502	AUD	738	(1)
Brown Brothers Harriman	01/18/23 - 02/03/23	SEK	1,417	USD	138	1
Brown Brothers Harriman	01/19/23	USD	286	MXN	5,583	(1)
Brown Brothers Harriman	01/19/23	AUD	526	USD	332	(25)
Brown Brothers Harriman	01/19/23	USD	550	CAD	748	2
Brown Brothers Harriman	01/19/23	USD	497	CAD	664	(6)
Brown Brothers Harriman	01/19/23	CAD	1,227	USD	909	2
Brown Brothers Harriman	01/19/23	CAD	1,148	USD	841	(6)
Brown Brothers Harriman	01/19/23	USD	5,670	THB	203,464	218
Brown Brothers Harriman	01/19/23	USD	324	THB	11,190	—
Brown Brothers Harriman	01/19/23	MXN	16,817	USD	848	(12)
Brown Brothers Harriman	01/19/23	THB	8,263	USD	240	1
Brown Brothers Harriman	01/19/23	THB	36,599	USD	1,045	(14)
Brown Brothers Harriman	01/30/23	USD	400	PLN	1,799	9
Brown Brothers Harriman	01/30/23	USD	500	CZK	11,685	15
Brown Brothers Harriman	01/30/23	USD	730	HUF	284,288	21
Brown Brothers Harriman	01/30/23	PLN	8,954	USD	1,980	(59)
Brown Brothers Harriman	01/30/23	HUF	235,727	USD	590	(33)
Brown Brothers Harriman	02/02/23	NZD	1,040	USD	643	(14)
Brown Brothers Harriman	02/03/23	USD	396	SEK	4,196	8
Brown Brothers Harriman	02/03/23	USD	1,210	NOK	11,921	2

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	02/03/23	NOK	4,464	USD	451	$(3)
Brown Brothers Harriman	02/09/23	JPY	39,699	USD	287	(15)
Brown Brothers Harriman	02/16/23	USD	159	CNH	1,104	1
Brown Brothers Harriman	02/16/23	USD	530	ZAR	9,186	8
Brown Brothers Harriman	02/16/23	USD	1,765	CNY	12,701	80
Brown Brothers Harriman	02/16/23	ZAR	4,601	USD	262	(7)
Brown Brothers Harriman	02/16/23	CNY	6,270	USD	883	(27)
Brown Brothers Harriman	02/27/23	USD	730	EUR	686	4
Brown Brothers Harriman	02/27/23	USD	465	EUR	434	—
Citigroup	01/19/23	USD	877	AUD	1,383	61
Citigroup	01/26/23	USD	775	PHP	46,233	58
Citigroup	02/09/23	JPY	10,305,106	USD	74,640	(3,901)
Citigroup	03/01/23	USD	1,405	CHF	1,310	21
Deutsche Bank	01/18/23	USD	1,602	JPY	209,257	(12)
Deutsche Bank	01/18/23	NZD	1,733	USD	1,097	1
Deutsche Bank	01/18/23	SEK	6,880	USD	660	(1)
Deutsche Bank	01/19/23	USD	572	CAD	773	(1)
Deutsche Bank	01/26/23	PHP	33,847	USD	591	(19)
Deutsche Bank	01/30/23	USD	1,312	PLN	5,974	48
Deutsche Bank	02/02/23	USD	676	NZD	1,040	(18)
Deutsche Bank	02/16/23	CNH	16,641	USD	2,325	(90)
Goldman Sachs	01/18/23	GBP	1,071	USD	1,302	13
Goldman Sachs	01/18/23	USD	1,079	NZD	1,729	14
Goldman Sachs	01/18/23	CHF	1,593	USD	1,726	—
Goldman Sachs	01/18/23	USD	1,737	AUD	2,600	27
Goldman Sachs	01/18/23	USD	2,317	CAD	3,146	5
Goldman Sachs	01/18/23	USD	2,515	GBP	2,082	(9)
Goldman Sachs	01/18/23	NOK	9,681	USD	979	(4)
Goldman Sachs	01/18/23	JPY	91,645	USD	685	(11)
Goldman Sachs	01/19/23	USD	220	CLP	189,518	3
Goldman Sachs	01/19/23	USD	488	PEN	1,873	2
Goldman Sachs	01/19/23	PEN	1,524	USD	397	(2)
Goldman Sachs	01/19/23	USD	2,036	MXN	39,767	(3)
Goldman Sachs	01/19/23	MXN	11,978	USD	612	(1)
Goldman Sachs	01/19/23	CLP	208,032	USD	236	(8)
Goldman Sachs	01/26/23	USD	889	IDR	13,925,947	12
Goldman Sachs	01/26/23	USD	1,797	PHP	104,431	84
Goldman Sachs	01/26/23	PHP	69,409	USD	1,180	(70)
Goldman Sachs	01/26/23	IDR	29,926,380	USD	1,909	(27)
Goldman Sachs	01/30/23	USD	547	CZK	12,898	22
Goldman Sachs	01/30/23	USD	646	KRW	912,771	81
Goldman Sachs	01/30/23	USD	1,709	HUF	680,404	90
Goldman Sachs	01/30/23	HUF	448,965	USD	1,110	(77)
Goldman Sachs	02/16/23	USD	936	CNH	6,594	21
Goldman Sachs	02/16/23	CNH	3,378	USD	464	(26)
Goldman Sachs	03/16/23	USD	752	MYR	3,318	12
Goldman Sachs	03/16/23	USD	1,418	INR	118,142	2
Goldman Sachs	03/16/23	MYR	3,333	USD	759	(9)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
HSBC	01/19/23	USD	232	CLP	207,083	$11
HSBC	01/19/23	PEN	1,481	USD	385	(3)
HSBC	02/03/23	USD	1,430	NOK	14,216	16
HSBC	02/16/23	CNY	5,646	USD	812	(9)
HSBC	02/27/23	EUR	651	USD	687	(10)
JPMorgan Chase Bank	01/18/23	NZD	946	USD	598	—
JPMorgan Chase Bank	01/18/23	NOK	12,508	USD	1,267	(4)
JPMorgan Chase Bank	01/19/23	USD	575	MXN	11,432	9
JPMorgan Chase Bank	01/26/23	PHP	41,354	USD	741	(4)
JPMorgan Chase Bank	01/26/23	IDR	10,775,929	USD	692	(5)
JPMorgan Chase Bank	01/30/23	PLN	2,485	USD	560	(6)
JPMorgan Chase Bank	01/30/23	CZK	40,159	USD	1,709	(63)
JPMorgan Chase Bank	02/16/23	USD	731	CNH	5,211	25
JPMorgan Chase Bank	02/16/23	CNH	2,351	USD	338	(3)
JPMorgan Chase Bank	02/27/23	JPY	1,463,150	USD	10,478	(700)
JPMorgan Chase Bank	03/16/23	TWD	9,704	USD	319	1
Merrill Lynch	01/19/23	USD	69	PEN	266	1
Merrill Lynch	01/19/23	PEN	872	USD	227	(1)
Merrill Lynch	01/19/23	COP	861,751	USD	179	2
Merrill Lynch	01/26/23	USD	506	PHP	28,063	(1)
Merrill Lynch	01/26/23	PHP	7,750	USD	138	(1)
Merrill Lynch	01/26/23	IDR	8,866,871	USD	566	(8)
Merrill Lynch	01/30/23	USD	400	KRW	521,727	15
Merrill Lynch	01/30/23	PLN	2,568	USD	573	(11)
Merrill Lynch	01/30/23	KRW	1,430,083	USD	1,014	(125)
Merrill Lynch	02/16/23	CNH	4,699	USD	674	(8)
Merrill Lynch	03/16/23	USD	618	INR	51,390	—
Merrill Lynch	03/16/23	TWD	30,155	USD	1,002	11
Merrill Lynch	03/16/23	TWD	10,030	USD	329	(1)
Morgan Stanley	01/19/23	MXN	12,068	USD	617	—
Morgan Stanley	01/26/23	USD	766	IDR	11,766,445	(5)
Morgan Stanley	01/26/23	IDR	13,905,364	USD	892	(7)
Morgan Stanley	02/02/23	USD	775	NZD	1,257	20
Morgan Stanley	02/16/23	USD	1,174	CNY	8,395	45
UBS	01/19/23	CLP	776,217	USD	861	(49)
						$(4,621)

A list of the open OTC swap agreements held by the Fund at December 31, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Swiss Market Index Future	Index negative returns	Index positive returns	Annually	03/17/2023	CHF	110	$(4)	$–	$(4)
								$(4)	$–	$(4)

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Multi-Asset Capital Stability Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2022, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S38V1-5Y	Sell	5.00%	Quarterly	6/20/2027	(931)	$19	$18	$1
CDX.NA.HY.S39V1-5Y	Sell	5.00%	Quarterly	12/20/2027	(2,810)	17	23	(6)
CDX.NA.IG.S38V1-5Y	Sell	1.00%	Quarterly	6/20/2027	(760)	8	7	1
CDX.NA.IG.S39V1-5Y	Sell	1.00%	Quarterly	12/20/2027	(2,290)	18	19	(1)
ITRAXX.XOVER.S36V1-5Y	Sell	5.00%	Quarterly	06/20/2026	(260)	8	29	(21)
ITRAXX.XOVER.S38V1-5Y	Sell	5.00%	Quarterly	12/20/2027	(430)	2	6	(4)
						$72	$102	$(30)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH AUD - BBSW	2.074%	Semi-Annually	11/22/2031	AUD	60	$(7)	$–	$(7)
6-MONTH AUD - BBSW	2.033%	Semi-Annually	01/05/2032	AUD	3,780	(470)	–	(470)
3-MONTH NZD - BKBM	2.641%	Quarterly	01/06/2032	NZD	3,330	(331)	–	(331)
6-MONTH AUD - BBSW	3.475%	Semi-Annually	08/02/2032	AUD	920	(49)	–	(49)
3-MONTH NZD - BKBM	3.5505%	Quarterly	08/03/2032	NZD	2,050	(124)	–	(124)
AUD @ 3.745%	AUD BBSW 6M	Semi-Annually	08/18/2032	AUD	1,000	(38)	–	(38)
4.66%	6-MONTH AUD - BBSW	Semi-Annually	11/03/2032	AUD	–	6	–	6
4.7725%	3-MONTH NZD - BKBM	Quarterly	11/04/2032	NZD	340	2	–	2
4.255%	6-MONTH AUD - BBSW	Semi-Annually	11/21/2032	AUD	420	(3)	–	(3)
4.43%	3-MONTH NZD - BKBM	Quarterly	11/22/2032	NZD	440	(3)	–	(3)
2.074%	6-MONTH AUD - BBSW	Semi-Annually	11/30/2032	AUD	600	(10)	–	(10)
4.385%	3-MONTH NZD - BKBM	Quarterly	12/01/2032	NZD	480	(10)	–	(10)
3.941%	6-MONTH AUD - BBSW	Semi-Annually	12/05/2032	AUD	440	(11)	–	(11)
4.222%	3-MONTH NZD - BKBM	Quarterly	12/06/2032	NZD	420	(6)	–	(6)
4.045%	6-MONTH AUD - BBSW	Semi-Annually	12/16/2032	AUD	380	(6)	–	(6)
2.641%	3-MONTH NZD - BKBM	Quarterly	12/19/2032	NZD	310	–	–	–
						$(1,060)	$–	$(1,060)

Percentages are based on Net Assets of $638,444 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(C)	Zero coupon security.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

December 31, 2022

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CHF — Swiss Franc
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
JPY — Japanese Yen
KRW — Korean Won
MYR — Malaysian Ringgit
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
CDO — Collateralized Debt Obligation
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized Index of Consumer Prices
IO — Interest Only — face amount represents notional amount
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MTN — Medium Term Note
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional Managed Trust / Quarterly Report / December 31, 2022